UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: October 1 - December 31, 2005

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 100.22%

APPAREL AND ACCESSORY STORES - 0.26%
6,416	*	Kohl's Corp	$311,818
635	*	Under Armour, Inc	24,327

		TOTAL APPAREL AND ACCESSORY STORES	336,145

APPAREL AND OTHER TEXTILE PRODUCTS - 0.57%
13,001		Polo Ralph Lauren Corp	729,876

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	729,876

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.46%
27,808		Lowe's Cos, Inc	1,853,681

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,853,681

BUSINESS SERVICES - 14.14%
56,609		Adobe Systems, Inc	2,092,269
18,584	*	Cognizant Technology Solutions Corp	935,704
56,835	*	eBay, Inc	2,458,114
36,301	*	Electronic Arts, Inc	1,898,905
8,813	*	Google, Inc (Class A)	3,656,161
51,868	*	Juniper Networks, Inc	1,156,656
85,832		Microsoft Corp	2,244,507
29,324		SAP AG. (Spon ADR)	1,321,633
56,441	*	Yahoo!, Inc	2,211,358

		TOTAL BUSINESS SERVICES	17,975,307

CHEMICALS AND ALLIED PRODUCTS - 14.90%
5,426	*	American Pharmaceutical Partners, Inc	210,475
43,990	*	Amgen, Inc	3,469,051
5,980	*	Biogen Idec, Inc	271,073
30,011		Eli Lilly & Co	1,698,322
22,126	*	Genentech, Inc	2,046,655
20,465	*	Genzyme Corp	1,448,513
500		Mylan Laboratories, Inc	9,980
79,777		Procter & Gamble Co	4,617,493
33,906		Schering-Plough Corp	706,940
28,314	*	Sepracor, Inc	1,461,002
57,425		Teva Pharmaceutical Industries Ltd (Spon ADR)	2,469,849
11,653		Wyeth	536,854

		TOTAL CHEMICALS AND ALLIED PRODUCTS	18,946,207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

COMMUNICATIONS - 3.02%
24,607		America Movil S.A. de C.V., Series L	$720,001
200	*	Comcast Corp (Class A)	5,192
51,888		Sprint Nextel Corp	1,212,104
41,056	*	Univision Communications, Inc (Class A)	1,206,636
300	b,v*	US Wireless Corp	0
25,637	*	XM Satellite Radio Holdings, Inc	699,377

		TOTAL COMMUNICATIONS	3,843,310

ELECTRIC, GAS, AND SANITARY SERVICES - 0.44%
1,787		Dominion Resources, Inc	137,956
7,839		Exelon Corp	416,564

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	554,520

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.75%
50,197		Analog Devices, Inc	1,800,566
29,771	*	Broadcom Corp (Class A)	1,403,703
45,535	*	Cisco Systems, Inc	779,559
17,980		Emerson Electric Co	1,343,106
300	*	Freescale Semiconductor, Inc (Class B)	7,551
126,890		General Electric Co	4,447,495
9,136		Harman International Industries, Inc	893,958
52,663		Intel Corp	1,314,468
25,001	*	Marvell Technology Group Ltd	1,402,306
107,396		Motorola, Inc	2,426,076
55,294	*	Network Appliance, Inc	1,492,938
49	*	Nortel Networks Corp (U.S.)	150
75,711		Qualcomm, Inc	3,261,630
22,749		Texas Instruments, Inc	729,560

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	21,303,066

ENGINEERING AND MANAGEMENT SERVICES - 0.84%
27,913		Paychex, Inc	1,064,044

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,064,044

FABRICATED METAL PRODUCTS - 0.01%
100		Illinois Tool Works, Inc	8,799

		TOTAL FABRICATED METAL PRODUCTS	8,799

FOOD AND KINDRED PRODUCTS - 2.30%
49,554		PepsiCo, Inc	2,927,650

		TOTAL FOOD AND KINDRED PRODUCTS	2,927,650

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 1.15%
40,587	*	Bed Bath & Beyond, Inc	$1,467,220

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,467,220

GENERAL MERCHANDISE STORES - 2.03%
32,428		Target Corp	1,782,567
17,032		Wal-Mart Stores, Inc	797,098

		TOTAL GENERAL MERCHANDISE STORES	2,579,665

HEALTH SERVICES - 1.88%
41,308	*	Caremark Rx, Inc	2,139,341
3,068	*	Express Scripts, Inc	257,098

		TOTAL HEALTH SERVICES	2,396,439

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
6	v*	Pinnacle Holdings, Inc Wts 11/02/07	-

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	-

HOTELS AND OTHER LODGING PLACES - 1.20%
10,636	*	Las Vegas Sands Corp	419,803
17,263		Starwood Hotels & Resorts Worldwide, Inc	1,102,415

		TOTAL HOTELS AND OTHER LODGING PLACES	1,522,218

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.92%
8,967	*	Apple Computer, Inc	644,638
74,965		Applied Materials, Inc	1,344,872
2,006		Caterpillar, Inc	115,887
62,916	*	Dell, Inc	1,886,851
165,758	*	EMC Corp	2,257,624

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,249,872

INSTRUMENTS AND RELATED PRODUCTS - 6.81%
200		Baxter International, Inc	7,530
20,789		Johnson & Johnson	1,249,419
53,353		Medtronic, Inc	3,071,532
57,094	*	St. Jude Medical, Inc	2,866,119
21,682	*	Zimmer Holdings, Inc	1,462,234

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,656,834

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

INSURANCE CARRIERS - 4.53%
22,057		Aetna, Inc	$2,080,196
13,072		Progressive Corp	1,526,548
26,926	*	WellPoint, Inc	2,148,426

		TOTAL INSURANCE CARRIERS	5,755,170

LEATHER AND LEATHER PRODUCTS - 0.70%
26,673	*	Coach, Inc	889,278

		TOTAL LEATHER AND LEATHER PRODUCTS	889,278

METAL MINING - 0.74%
23,005		Companhia Vale do Rio Doce (ADR)	946,426

		TOTAL METAL MINING	946,426

MISCELLANEOUS RETAIL - 1.07%
51,549		CVS Corp	1,361,925

		TOTAL MISCELLANEOUS RETAIL	1,361,925

MOTION PICTURES - 1.27%
35,123	*	CBS Corp	1,145,010
19,823		Walt Disney Co	475,157

		TOTAL MOTION PICTURES	1,620,167

NONDEPOSITORY INSTITUTIONS - 3.02%
54,692		American Express Co	2,814,450
18,662		SLM Corp	1,028,090

		TOTAL NONDEPOSITORY INSTITUTIONS	3,842,540

OIL AND GAS EXTRACTION - 2.89%
6,603		Baker Hughes, Inc	401,330
19,167		Halliburton Co	1,187,587
16,449		Schlumberger Ltd	1,598,020
6,991	*	Transocean, Inc	487,203

		TOTAL OIL AND GAS EXTRACTION	3,674,140

PETROLEUM AND COAL PRODUCTS - 0.83%
14,371		EOG Resources, Inc	1,054,400

		TOTAL PETROLEUM AND COAL PRODUCTS	1,054,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 1.40%
90,565	*	Corning, Inc	$1,780,508

		TOTAL PRIMARY METAL INDUSTRIES	1,780,508

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00% **
500	b,*	Uniroyal Technology Corp	0

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	0

SECURITY AND COMMODITY BROKERS - 3.51%
3,667		Ameriprise Financial, Inc	150,347
31,290		Ameritrade Holding Corp	750,960
99,210		Charles Schwab Corp	1,455,411
21,888	*	E*Trade Financial Corp	456,584
12,938		Goldman Sachs Group, Inc	1,652,312

		TOTAL SECURITY AND COMMODITY BROKERS	4,465,614

TRANSPORTATION BY AIR - 0.46%
35,625		Southwest Airlines Co	585,319

		TOTAL TRANSPORTATION BY AIR	585,319

TRANSPORTATION EQUIPMENT - 3.56%
27,514		Boeing Co	1,932,583
46,337		United Technologies Corp	2,590,701

		TOTAL TRANSPORTATION EQUIPMENT	4,523,284

TRUCKING AND WAREHOUSING - 1.22%
20,660		United Parcel Service, Inc (Class B)	1,552,599

		TOTAL TRUCKING AND WAREHOUSING	1,552,599

WATER TRANSPORTATION - 0.90%
21,293		Carnival Corp	1,138,537

		TOTAL WATER TRANSPORTATION	1,138,537

WHOLESALE TRADE-NONDURABLE GOODS - 1.44%
21,049		Nike, Inc (Class B)	1,826,843

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,826,843

		TOTAL COMMON STOCKS	127,431,603
		(Cost $117,533,248)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 1.63%

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.63%
$ 2,070,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	$2,069,230

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,069,230

		TOTAL SHORT-TERM INVESTMENTS	2,069,230
		(Cost $2,069,609)

		TOTAL PORTFOLIO - 101.85%	129,500,833
		(Cost $119,602,857)

		OTHER ASSETS & LIABILITIES, NET - (1.85%)	(2,347,684)

		NET ASSETS - 100.00%	$127,153,149

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	v	Security valued at fair value.

		ABBREVIATION:
		Spon ADR - Sponsored American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.59%

APPAREL AND ACCESSORY STORES - 0.32%
14,458		Nordstrom, Inc	$540,729

		TOTAL APPAREL AND ACCESSORY STORES	540,729

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.31%
13,088		Home Depot, Inc	529,802

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	529,802

BUSINESS SERVICES - 6.81%
28,531		Adobe Systems, Inc	1,054,506
35,678		Automatic Data Processing, Inc	1,637,263
7,378		Ctrip.com International Ltd	426,080
27,871	*	eBay, Inc	1,205,421
3,275	*	Google, Inc (Class A)	1,358,667
143,285		Microsoft Corp	3,746,903
22,534		SAP AG. (Spon ADR)	1,015,607
25,079	*	Yahoo!, Inc	982,595

		TOTAL BUSINESS SERVICES	11,427,042

CHEMICALS AND ALLIED PRODUCTS - 13.18%
23,368		Abbott Laboratories	921,400
18,576		Air Products & Chemicals, Inc	1,099,513
17,342	*	Amgen, Inc	1,367,590
27,900		AstraZeneca plc (Spon ADR)	1,355,940
11,738		Dow Chemical Co	514,359
17,534		Eli Lilly & Co	992,249
23,124	*	Gilead Sciences, Inc	1,217,016
20,041	*	Hospira, Inc	857,354
17,161	*	Medimmune, Inc	600,978
18,241		Monsanto Co	1,414,225
19,765		Novartis AG. (ADR)	1,037,267
61,602		Pfizer, Inc	1,436,559
49,435		Procter & Gamble Co	2,861,298
26,757	*	Protein Design Labs, Inc	760,434
4,843		Roche Holding AG. (Genusscheine)	725,008
11,568	*	Sepracor, Inc	596,909
41,248		Teva Pharmaceutical Industries Ltd (Spon ADR)	1,774,076
55,597		Wyeth	2,561,354

		TOTAL CHEMICALS AND ALLIED PRODUCTS	22,093,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

COMMUNICATIONS - 1.77%
30,175		America Movil S.A. de C.V., Series L	$882,921
28,049		AT&T, Inc	686,920
59,867		Sprint Nextel Corp	1,398,493

		TOTAL COMMUNICATIONS	2,968,334

DEPOSITORY INSTITUTIONS - 9.09%
88,256		Bank of America Corp	4,073,014
53,943		Citigroup, Inc	2,617,854
73,079		JPMorgan Chase & Co	2,900,506
37,026		Northern Trust Corp	1,918,687
18,842		PNC Financial Services Group, Inc	1,165,001
66,129		US Bancorp	1,976,596
9,277		Wells Fargo & Co	582,874

		TOTAL DEPOSITORY INSTITUTIONS	15,234,532

EATING AND DRINKING PLACES - 1.02%
25,224		Brinker International, Inc	975,160
24,331	*	Starbucks Corp	730,173

		TOTAL EATING AND DRINKING PLACES	1,705,333

ELECTRIC, GAS, AND SANITARY SERVICES - 2.63%
50,600	*	Allegheny Energy, Inc	1,601,490
31,305		Exelon Corp	1,663,548
31,023		PG&E Corp	1,151,574

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,416,612

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.88%
21,400		Adtran, Inc	636,436
20,820	*	Broadcom Corp (Class A)	981,663
122,293	*	Cisco Systems, Inc	2,093,656
18,333	*	Comverse Technology, Inc	487,474
15,561		Emerson Electric Co	1,162,407
159,865		General Electric Co	5,603,268
20,706		Harris Corp	890,565
49,811		Honeywell International, Inc	1,855,460
59,328		Intel Corp	1,480,827
19,793		Intersil Corp (Class A)	492,450
66,294		Motorola, Inc	1,497,581
19,930	*	Nvidia Corp	728,641
50,228		Qualcomm, Inc	2,163,822
15,478		Texas Instruments, Inc	496,379
40,407		Xilinx, Inc	1,018,660

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	21,589,289

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 2.23%
21,128		Archer Daniels Midland Co	$521,016
22,271		Diageo plc	322,119
49,000		PepsiCo, Inc	2,894,920

		TOTAL FOOD AND KINDRED PRODUCTS	3,738,055

FOOD STORES - 0.49%
43,492	*	Kroger Co	821,129

		TOTAL FOOD STORES	821,129

FURNITURE AND HOMEFURNISHINGS STORES - 1.69%
39,046	*	Bed Bath & Beyond, Inc	1,411,513
32,598		Best Buy Co, Inc	1,417,361

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,828,874

GENERAL MERCHANDISE STORES - 1.98%
23,597		Target Corp	1,297,127
43,133		Wal-Mart Stores, Inc	2,018,624

		TOTAL GENERAL MERCHANDISE STORES	3,315,751

HEALTH SERVICES - 2.87%
25,563	*	Caremark Rx, Inc	1,323,908
47,288	*	Coventry Health Care, Inc	2,693,524
11,328	*	LifePoint Hospitals, Inc	424,800
4,703	*	Sierra Health Services, Inc	376,052

		TOTAL HEALTH SERVICES	4,818,284

HOLDING AND OTHER INVESTMENT OFFICES - 1.08%
35,717		iShares MSCI Japan Index Fund	482,894
10,640		SPDR Trust Series 1	1,324,786

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,807,680

HOTELS AND OTHER LODGING PLACES - 0.29%
20,331		Hilton Hotels Corp	490,180

		TOTAL HOTELS AND OTHER LODGING PLACES	490,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.81%
20,197	*	Apple Computer, Inc	$1,451,962
18,128	*	Dell, Inc	543,659
23,165	*	Electronics for Imaging, Inc	616,421
57,682	*	EMC Corp	785,629
81,746		Hewlett-Packard Co	2,340,388
28,246		International Business Machines Corp	2,321,821

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,059,880

INSTRUMENTS AND RELATED PRODUCTS - 2.52%
31,115		Johnson & Johnson	1,870,012
30,930		Medtronic, Inc	1,780,640
20,448		Tektronix, Inc	576,838

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,227,490

INSURANCE CARRIERS - 5.76%
19,186		ACE Ltd	1,025,300
37,032		Aflac, Inc	1,719,025
64,430		American International Group, Inc	4,396,059
12,965		Assurant, Inc	563,848
43,862		St. Paul Travelers Cos, Inc	1,959,316

		TOTAL INSURANCE CARRIERS	9,663,548

METAL MINING - 1.12%
13,503		Companhia Vale do Rio Doce (ADR)	555,513
11,353	*	Inco Ltd	494,650
3,738		Phelps Dodge Corp	537,786
12,661		Placer Dome, Inc	290,317

		TOTAL METAL MINING	1,878,266

MISCELLANEOUS RETAIL - 0.19%
90,038	*	Rite Aid Corp	313,332

		TOTAL MISCELLANEOUS RETAIL	313,332

MOTION PICTURES - 2.16%
28,806	*	CBS Corp	939,076
17,218	*	DreamWorks Animation SKG, Inc (Class A)	422,874
6,490	*	Pixar	342,153
109,577		Time Warner, Inc	1,911,023

		TOTAL MOTION PICTURES	3,615,126

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 3.07%
46,449		American Express Co	$2,390,266
19,477		Fannie Mae	950,672
32,926		SLM Corp	1,813,893

		TOTAL NONDEPOSITORY INSTITUTIONS	5,154,831

OIL AND GAS EXTRACTION - 3.02%
23,026	*	Cooper Cameron Corp	953,276
29,678		ENSCO International, Inc	1,316,219
19,393		Halliburton Co	1,201,590
16,355		Schlumberger Ltd	1,588,888

		TOTAL OIL AND GAS EXTRACTION	5,059,973

PETROLEUM AND COAL PRODUCTS - 5.96%
25,901		EOG Resources, Inc	1,900,356
89,614		Exxon Mobil Corp	5,033,618
16,469		Marathon Oil Corp	1,004,115
25,815		Occidental Petroleum Corp	2,062,102

		TOTAL PETROLEUM AND COAL PRODUCTS	10,000,191

PRINTING AND PUBLISHING - 0.72%
31,375		Harte-Hanks, Inc	827,986
16,468	*	VistaPrint Ltd	374,713

		TOTAL PRINTING AND PUBLISHING	1,202,699

RAILROAD TRANSPORTATION - 0.54%
20,110		Norfolk Southern Corp	901,531

		TOTAL RAILROAD TRANSPORTATION	901,531

SECURITY AND COMMODITY BROKERS - 2.45%
1,049	*	Cbot Holdings, Inc	98,354
25,783		Lazard Ltd	822,478
13,373		Lehman Brothers Holdings, Inc	1,714,017
26,061		Morgan Stanley	1,478,701

		TOTAL SECURITY AND COMMODITY BROKERS	4,113,550

TOBACCO PRODUCTS - 3.74%
84,055		Altria Group, Inc	6,280,593

		TOTAL TOBACCO PRODUCTS	6,280,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.48%
20,785	*	Airtran Holdings, Inc	$333,184
21,124	*	AMR Corp	469,587

		TOTAL TRANSPORTATION BY AIR	802,771

TRANSPORTATION EQUIPMENT - 3.20%
16,170	*	Alstom RGPT	927,345
21,386		Boeing Co	1,502,153
28,566		Northrop Grumman Corp	1,717,102
21,694		United Technologies Corp	1,212,912

		TOTAL TRANSPORTATION EQUIPMENT	5,359,512

TRANSPORTATION SERVICES - 0.63%
11,356		UTI Worldwide, Inc	1,054,291

		TOTAL TRANSPORTATION SERVICES	1,054,291

WHOLESALE TRADE-DURABLE GOODS - 0.30%
9,712		Finning International, Inc	308,782
29,509	*	GameLoft	190,048

		TOTAL WHOLESALE TRADE-DURABLE GOODS	498,830

WHOLESALE TRADE-NONDURABLE GOODS - 0.28%
17,769	*	United Natural Foods, Inc	469,102

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	469,102

		TOTAL COMMON STOCKS	166,980,671
		(Cost $150,829,135)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.11%

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.11%
$ 190,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	189,929

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES	189,929

		TOTAL SHORT-TERM INVESTMENTS	189,929
		(Cost $189,964)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

		VALUE

	TOTAL PORTFOLIO- 99.70%	$167,170,600
	(Cost $151,019,099)

	OTHER ASSETS & LIABILITIES, NET - 0.30%	500,521

	NET ASSETS - 100.00%	$167,671,121

*	Non-income producing

	ABBREVIATION:
	Spon ADR - Sponsored American Depositary Receipt

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)
December 31, 2005
	VALUE	%

UNITED STATES	$6,243,300	0.67

TOTAL DOMESTIC	6,243,300	0.67

FOREIGN
AUSTRALIA	36,316,232	3.90
FINLAND	30,696,914	3.30
FRANCE	112,187,172	12.04
GERMANY	159,242,631	17.09
HONG KONG	17,449,566	1.87
INDIA	9,480,539	1.02
ITALY	49,848,555	5.35
IZRAEL	17,887,945	1.92
JAPAN	242,391,253	26.01
NETHERLANDS	13,179,208	1.42
RUSSIA	10,140,585	1.09
SINGAPORE	4,884,816	0.52
SPAIN	6,150,819	0.66
SWEDEN	5,392,817	0.58
SWITZERLAND	110,060,319	11.81
TURKEY	1,781,294	0.19
UNITED KINGDOM	98,427,303	10.56

TOTAL FOREIGN	925,517,968	99.33

TOTAL PORTFOLIO	$931,761,268	100.00

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.47%

AMUSEMENT AND RECREATION SERVICES - 0.12%
93,350		Publishing & Broadcasting Ltd	$1,128,499

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,128,499

APPAREL AND OTHER TEXTILE PRODUCTS - 0.28%
775,000		Toyobo Co Ltd	2,593,620

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,593,620

AUTO REPAIR, SERVICES AND PARKING - 0.15%
419,000		Kayaba Industry Co Ltd	1,427,078

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,427,078

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
406,000		Fuji Heavy Industries Ltd	2,201,474

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,201,474

BUSINESS SERVICES - 2.01%
720,000		COSCO Pacific Ltd	1,318,622
351,864	*	livedoor Co Ltd	2,191,138
65,000		Mitsuba Corp	694,442
398		NTT Data Corp	1,979,378
23,900		Otsuka Corp	2,634,407
2,200	*	Rakuten, Inc	2,124,884
12,226		SAP AG.	2,208,747
55,000		Secom Co Ltd	2,875,117
131,600		Sumisho Computer Systems Corp	2,798,577

		TOTAL BUSINESS SERVICES	18,825,312

CHEMICALS AND ALLIED PRODUCTS - 11.73%
460,000		Air Water, Inc	4,891,129
121,103		AstraZeneca plc (United Kingdom)	5,881,592
233,043		GlaxoSmithKline plc	5,877,125
189,250	*	Global Bio-Chem Technology Group Co Ltd Wts	464
122,000		Kaken Pharmaceutical Co Ltd	949,911
500		Kose Corp	19,995
89,500		Kuraray Co Ltd	926,620
264,678		Lonza Group AG. (Regd)	16,146,372
321,000		Nippon Paint Co Ltd	1,430,535
127,000		Nippon Shokubai Co Ltd	1,436,457
175,159		Novartis AG. (Regd)	9,176,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

22,800		Ono Pharmaceutical Co Ltd	$1,029,603
722,031		Reckitt Benckiser plc	23,799,297
18,135		Roche Holding AG. (Genusscheine)	2,714,849
78,489		Sanofi-Aventis	6,851,045
30,600		Shin-Etsu Chemical Co Ltd	1,625,536
274,000		Sumitomo Chemical Co Ltd	1,880,369
67,000		Taisho Pharmaceutical Co Ltd	1,254,512
67,400		Takeda Pharmaceutical Co Ltd	3,643,243
393,000		Teijin Ltd	2,493,917
415,902		Teva Pharmaceutical Industries Ltd (Spon ADR)	17,887,945

		TOTAL CHEMICALS AND ALLIED PRODUCTS	109,917,441

COAL MINING - 0.87%
490,081		BHP Billiton Ltd	8,178,598

		TOTAL COAL MINING	8,178,598

COMMUNICATIONS - 3.33%
75,794		Deutsche Telekom AG. (Regd)	1,258,792
108,287		France Telecom S.A.	2,681,051
533		KDDI Corp	3,070,745
509		Nippon Telegraph & Telephone Corp	2,311,480
1,319,136		Royal KPN NV	13,179,208
2,873		SKY Perfect Communications, Inc	2,246,699
828,159		TeliaSonera AB	4,443,293
906,973		Vodafone Group plc	1,954,093

		TOTAL COMMUNICATIONS	31,145,361

DEPOSITORY INSTITUTIONS - 11.05%
3,000	v*	Ashikaga Financial Group, Inc	0
118,088		Australia & New Zealand Banking Group Ltd	2,074,631
95,055		DBS Group Holdings Ltd	943,233
92,200		Hang Seng Bank Ltd	1,203,402
254,552		HSBC Holdings plc (United Kingdom)	4,077,230
32,000		ICICI Bank Ltd (Spon ADR)	921,600
536,203		Julius Baer Holding AG.	37,877,385
481		Mitsubishi UFJ Financial Group, Inc	6,520,376
736		Mizuho Financial Group. Inc	5,836,618
886	*	Resona Holdings, Inc	3,565,619
188,000		Shinsei Bank Ltd	1,086,300
383		Sumitomo Mitsui Financial Group, Inc	4,056,172
433,000		Sumitomo Trust & Banking Co Ltd	4,420,613
336,702	*	Turkiye Vakiflar Bankasi Tao	1,781,294
59,794		UBS AG. (Regd)	5,675,655
3,174,576		UniCredito Italiano S.p.A	21,793,402
99,541		Westpac Banking Corp	1,661,166

		TOTAL DEPOSITORY INSTITUTIONS	103,494,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 0.41%
10,166	BKW FMB Energie AG.	$678,788
411,000	Hong Kong & China Gas Ltd	877,282
93,200	Tokyo Electric Power Co, Inc	2,262,289

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,818,359

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.11%
276,809	Ericsson (LM) (B Shs)	949,525
16,700	Fanuc Ltd	1,416,309
9,600	Hirose Electric Co Ltd	1,279,404
272,400	Hitachi Maxell Ltd	3,468,755
27,900	Kyocera Corp	2,032,873
242,607	Nokia Oyj	4,421,281
17,600	Rohm Co Ltd	1,913,141
142,125	Satyam Computer Services Ltd	2,330,490
99,000	Sharp Corp	1,504,753
8,400	Sumco Corp	440,532

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,757,063

FABRICATED METAL PRODUCTS - 1.33%
380,000	NEOMAX Co Ltd	12,491,739

	TOTAL FABRICATED METAL PRODUCTS	12,491,739

FOOD AND KINDRED PRODUCTS - 2.51%
114,662	Bajaj Hindusthan Ltd	795,450
1,017,286	CSR Ltd	2,596,880
279,000	Meiji Seika Kaisha Ltd	1,482,106
312,000	Mitsui Sugar Co Ltd	1,263,543
24,493	Nestle S.A. (Regd)	7,303,577
1,397,000	Nisshin Oillio Group Ltd	9,587,139
154,000	Nosan Corp	501,025

	TOTAL FOOD AND KINDRED PRODUCTS	23,529,720

FOOD STORES - 0.03%
26,118	Woolworths Ltd	322,827

	TOTAL FOOD STORES	322,827

GENERAL BUILDING CONTRACTORS - 0.73%
324,000	Sekisui Chemical Co Ltd	2,190,562
13,480,000	Shanghai Forte Land Co	4,607,180

	TOTAL GENERAL BUILDING CONTRACTORS	6,797,742

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.40%
152,179	Multiplex Group	$351,637
476,637	Vinci S.A.	40,845,074

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	41,196,711

HOLDING AND OTHER INVESTMENT OFFICES - 5.97%
50,522	Housing Development Finance Corp	1,354,811
105,000	iShares MSCI EAFE Index Fund	6,243,300
878,898	Man Group plc	28,818,999
54,263	Nobel Biocare Holding AG.	11,898,788
2,181,300	Noble Group Ltd	1,679,134
141,200	Softbank Corp	5,957,604

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	55,952,636

HOTELS AND OTHER LODGING PLACES - 5.24%
896,233	Accor S.A.	49,115,261

	TOTAL HOTELS AND OTHER LODGING PLACES	49,115,261

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.45%
416,000	Komatsu Ltd	6,876,353
97,500	Melco Holdings, Inc	3,130,772
437,925	Rheinmetall AG.	27,511,687
71,300	Tokyo Seimitsu Co Ltd	4,156,096

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	41,674,908

INSTRUMENTS AND RELATED PRODUCTS - 0.69%
18,045	Advantest Corp	1,817,801
158,500	Terumo Corp	4,686,647

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,504,448

INSURANCE AGENTS, BROKERS AND SERVICE - 0.08%
49,980	Suncorp-Metway Ltd	735,090

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	735,090

INSURANCE CARRIERS - 1.20%
850,000	Aioi Insurance Co Ltd	5,905,278
158,006	AMP Ltd	891,312
287,238	Insurance Australia Group Ltd	1,142,012
410,000	Nipponkoa Insurance Co Ltd	3,286,114

	TOTAL INSURANCE CARRIERS	11,224,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

METAL MINING - 1.72%
106,743	*	MMC Norilsk Nickel	$10,140,585
59,810		Rio Tinto Ltd	3,027,279
575,846		Zinifex Ltd	2,906,193

		TOTAL METAL MINING	16,074,057

MISCELLANEOUS RETAIL - 0.12%
83,599		Origin Energy Ltd	460,543
337,243		Pacific Brands Ltd	658,043

		TOTAL MISCELLANEOUS RETAIL	1,118,586

NONDEPOSITORY INSTITUTIONS - 9.11%
635,285		Deutsche Postbank AG.	36,718,168
542,593		Hypo Real Estate Holding AG.	28,147,883
24,720		ICICI Bank Ltd	321,316
226,573		Industrial Development Bank of India Ltd	489,289
1,257,343	*	Infrastructure Development Finance Co Ltd	2,043,427
2,042,300		Nissin Co Ltd	5,000,633
3,010,000		Orient Corp	12,572,482

		TOTAL NONDEPOSITORY INSTITUTIONS	85,293,198

NONMETALLIC MINERALS, EXCEPT FUELS - 0.31%
350,000		Itochu Corp	2,917,902

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	2,917,902

OIL AND GAS EXTRACTION - 2.80%
286		INPEX Corp	2,544,268
5,433,000		PetroChina Co Ltd (Class H)	4,449,517
50,718		Total S.A.	12,694,740
54,520		Woodside Petroleum Ltd	1,567,331
6,295,000		Xinao Gas Holdings Ltd	4,993,100

		TOTAL OIL AND GAS EXTRACTION	26,248,956

PAPER AND ALLIED PRODUCTS - 0.08%
194		Nippon Paper Group, Inc	775,803

		TOTAL PAPER AND ALLIED PRODUCTS	775,803

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

PETROLEUM AND COAL PRODUCTS - 7.75%
1,078,882	BP plc	$11,464,936
700,327	ENI S.p.A.	19,354,835
1,406,312	Fortum Oyj	26,275,633
2,704,374	Futuris Corp Ltd	3,848,558
211,372	Repsol YPF S.A.	6,150,819
181,279	Royal Dutch Shell plc (A Shares)	5,511,542

	TOTAL PETROLEUM AND COAL PRODUCTS	72,606,323

PRIMARY METAL INDUSTRIES - 0.68%
1,506,000	Nippon Steel Corp	5,358,977
73,000	Tokyo Steel Manufacturing Co Ltd	1,057,612

	TOTAL PRIMARY METAL INDUSTRIES	6,416,589

RAILROAD TRANSPORTATION - 0.31%
424	East Japan Railway Co	2,913,361

	TOTAL RAILROAD TRANSPORTATION	2,913,361

REAL ESTATE - 0.79%
123,000	Sumitomo Realty & Development Co Ltd	2,673,007
367,000	Tokyo Tatemono Co Ltd	3,653,520
81,055	Westfield Group	1,079,755

	TOTAL REAL ESTATE	7,406,282

SECURITY AND COMMODITY BROKERS - 0.37%
22,605	Macquarie Bank Ltd	1,130,056
168,100	Matsui Securities Co Ltd	2,331,439

	TOTAL SECURITY AND COMMODITY BROKERS	3,461,495

STONE, CLAY, AND GLASS PRODUCTS - 2.93%
273,721	Holcim Ltd (Regd)	18,587,981
266,000	NGK Insulators Ltd	3,952,927
566,000	Nippon Sheet Glass Co Ltd	2,469,626
840,000	Sumitomo Osaka Cement Co Ltd	2,448,191

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	27,458,725

TOBACCO PRODUCTS - 0.33%
210	Japan Tobacco, Inc	3,060,239

	TOTAL TOBACCO PRODUCTS	3,060,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 7.83%
716,824		DaimlerChrysler AG. (Regd)	$36,476,151
11,874		ElringKlinger AG.	428,023
1,002,169	*	Fiat S.p.A.	8,700,317
24,000		Honda Motor Co Ltd	1,368,466
342,000		Keppel Corp Ltd	2,262,449
526,000		Mazda Motor Corp	2,406,507
237,000		NHK Spring Co Ltd	2,467,788
497,000		NSK Ltd	3,393,900
21,200		Toyota Industries Corp	761,569
291,100		Toyota Motor Corp	15,093,891

		TOTAL TRANSPORTATION EQUIPMENT	73,359,061

TRUCKING AND WAREHOUSING - 2.83%
1,096,700		Deutsche Post AG. (Regd)	26,493,182

		TOTAL TRUCKING AND WAREHOUSING	26,493,182

WATER TRANSPORTATION - 0.31%
330,000		Mitsui OSK Lines Ltd	2,876,980

		TOTAL WATER TRANSPORTATION	2,876,980

WHOLESALE TRADE-DURABLE GOODS - 1.91%
68,000		Riso Kagaku Corp	1,362,535
318,000		Sumitomo Corp	4,108,701
50,431		Wesfarmers Ltd	1,367,655
525,078		Wolseley plc	11,042,487

		TOTAL WHOLESALE TRADE-DURABLE GOODS	17,881,378

WHOLESALE TRADE-NONDURABLE GOODS - 0.36%
775,000	*	Goodman Fielder Ltd	1,188,167
123,000		Nippon Oil Corp	953,529
61,958		Reliance Industries Ltd	1,224,156

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,365,852

		TOTAL COMMON STOCKS	931,761,268
		(Cost $791,857,904)

		TOTAL PORTFOLIO- 99.47%	931,761,268
		(Cost $791,857,904)

		OTHER ASSETS & LIABILITIES, NET- 0.53%	4,990,187

		NET ASSETS - 100.00%	$936,751,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

*	Non-income producing
v	Security valued at fair value.

ABBREVIATION:
Spon ADR - Sponsored American Depositary Receipt
Regd - Registered

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE -CAP VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.79%

AMUSEMENT AND RECREATION SERVICES - 0.33%
76,183	*	WMS Industries, Inc	$1,911,431

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,911,431

APPAREL AND ACCESSORY STORES - 0.60%
198,939		Gap, Inc	3,509,284

		TOTAL APPAREL AND ACCESSORY STORES	3,509,284

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
5,575		Liz Claiborne, Inc	199,697
4,279		VF Corp	236,800

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	436,497

BUSINESS SERVICES - 1.39%
35,000	*	Cognos, Inc (Canada)	1,214,850
14,831	*	Computer Sciences Corp	751,042
103,803		GTECH Holdings Corp	3,294,707
190,973	*	Manugistics Group, Inc	334,203
63,839	*	Redback Networks, Inc	897,576
68,369	*	United Rentals, Inc	1,599,151

		TOTAL BUSINESS SERVICES	8,091,529

CHEMICALS AND ALLIED PRODUCTS - 7.53%
71,156	*	Andrx Corp	1,171,939
73,105	*	Biogen Idec, Inc	3,313,850
75,840		Bristol-Myers Squibb Co	1,742,803
100,152		Colgate-Palmolive Co	5,493,337
88,000		Du Pont (E.I.) de Nemours & Co	3,740,000
127,862		Merck & Co, Inc	4,067,290
507,775		Pfizer, Inc	11,841,313
2,036,606		Rhodia S.A. (Spon ADR)	4,297,239
43,248	*	Rockwood Holdings, Inc	853,283
43,630	*	Sepracor, Inc	2,251,308
17,805		Teva Pharmaceutical Industries Ltd (Spon ADR)	765,793
32,000		Unilever plc	1,283,840
65,640		Wyeth	3,024,035

		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,846,030

COAL MINING - 0.13%
82,671	*	International Coal Group, Inc	785,375

		TOTAL COAL MINING	785,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

COMMUNICATIONS - 3.87%
16,967		Alltel Corp	$1,070,618
375,800		AT&T, Inc	9,203,342
91,229		BellSouth Corp	2,472,306
73,892	*	Liberty Media Corp (Class A)	581,530
159,571		Sprint Nextel Corp	3,727,579
182,562		Verizon Communications, Inc	5,498,767

		TOTAL COMMUNICATIONS	22,554,142

DEPOSITORY INSTITUTIONS - 19.70%
443,866		Bank of America Corp	20,484,416
122,979		Bank of New York Co, Inc	3,916,881
423,846		Citigroup, Inc	20,569,246
46,085		Fifth Third Bancorp	1,738,326
18,912		Greater Bay Bancorp	484,525
745,702		Hudson City Bancorp, Inc	9,037,908
464,123		JPMorgan Chase & Co	18,421,042
65,906		Marshall & Ilsley Corp	2,836,594
84,320		Mellon Financial Corp	2,887,960
801		National City Corp	26,890
56,102		Northern Trust Corp	2,907,206
9,497		PNC Financial Services Group, Inc	587,200
174	*	Resona Holdings, Inc	700,246
91,119		SunTrust Banks, Inc	6,629,818
150,740		US Bancorp	4,505,619
39,230		Wachovia Corp	2,073,698
159,849		Washington Mutual, Inc	6,953,432
158,682		Wells Fargo & Co	9,969,990

		TOTAL DEPOSITORY INSTITUTIONS	114,730,997

EATING AND DRINKING PLACES - 1.61%
242,854		Brinker International, Inc	9,388,736

		TOTAL EATING AND DRINKING PLACES	9,388,736

ELECTRIC, GAS, AND SANITARY SERVICES - 5.67%
212,586	*	Allegheny Energy, Inc	6,728,347
11,465		Dominion Resources, Inc	885,098
105,586		DPL, Inc	2,746,292
34,157		Duke Energy Corp	937,610
376,352	*	Dynegy, Inc (Class A)	1,821,544
148,100		El Paso Corp	1,800,896
125,901		FPL Group, Inc	5,232,446
5,774		MDU Resources Group, Inc	189,041
80,700		Northeast Utilities	1,588,983
19,100	*	NRG Energy, Inc	899,992
36,186		OGE Energy Corp	969,423

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

68,198		PG&E Corp	$2,531,510
39,145		PPL Corp	1,150,861
11,965		SCANA Corp	471,182
610,100	*	Sojitz Holdings Corp	3,618,317
42,716		Southern Co	1,474,983

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,046,525

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.80%
37,872		Analog Devices, Inc	1,358,469
1,413,360	*	Atmel Corp	4,367,282
943,218	*	Brocade Communications Systems, Inc	3,838,897
980,884	*	Ciena Corp	2,913,225
226,000	*	Cypress Semiconductor Corp	3,220,500
82,394	*	Fairchild Semiconductor International, Inc	1,393,283
33,020		General Electric Co	1,157,351
239,733		Honeywell International, Inc	8,930,054
1,357,230	*	JDS Uniphase Corp	3,203,063
619,069	*	Nortel Networks Corp (U.S.)	1,894,351
138,592	*	Tellabs, Inc	1,510,653

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	33,787,128

FABRICATED METAL PRODUCTS - 1.67%
145,358	*	Crown Holdings, Inc	2,838,842
78,408		Illinois Tool Works, Inc	6,899,120

		TOTAL FABRICATED METAL PRODUCTS	9,737,962

GENERAL BUILDING CONTRACTORS - 0.71%
670,000	*	Daikyo, Inc	4,138,185

		TOTAL GENERAL BUILDING CONTRACTORS	4,138,185

HOLDING AND OTHER INVESTMENT OFFICES - 1.37%
11		Cross Timbers Royalty Trust	538
35,311		iShares Russell 1000 Value Index Fund	2,437,518
34,400		Mills Corp	1,442,736
113,012		New Century Financial Corp	4,076,343

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,957,135

HOTELS AND OTHER LODGING PLACES - 0.95%
76,963		Accor S.A.	4,217,718
162,000		Fujita Kanko, Inc	1,297,043

		TOTAL HOTELS AND OTHER LODGING PLACES	5,514,761

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.33%
69,419		Deere & Co	$4,728,128
467,848		Hewlett-Packard Co	13,394,488
338,000		Meidensha Corp	1,271,473

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,394,089

INSTRUMENTS AND RELATED PRODUCTS - 1.21%
78,337		Cooper Cos, Inc	4,018,688
128,614		Eastman Kodak Co	3,009,568

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,028,256

INSURANCE AGENTS, BROKERS AND SERVICE - 1.66%
304,367		Marsh & McLennan Cos, Inc	9,666,696

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	9,666,696

INSURANCE CARRIERS - 7.95%
1,507		Aegon NV	24,594
146,352		American International Group, Inc	9,985,597
81,237		Aspen Insurance Holdings Ltd	1,922,880
126,565		Axis Capital Holdings Ltd	3,958,953
50,756		Genworth Financial, Inc	1,755,142
74,276		IPC Holdings Ltd	2,033,677
113,613		Max Re Capital Ltd	2,950,530
117,000	*	Molina Healthcare, Inc	3,116,880
133,226		Montpelier Re Holdings Ltd	2,517,971
78,331		PartnerRe Ltd	5,143,997
33,310		Platinum Underwriters Holdings Ltd	1,034,942
224,373		St. Paul Travelers Cos, Inc	10,022,742
27,266		XL Capital Ltd (Class A)	1,837,183

		TOTAL INSURANCE CARRIERS	46,305,088

METAL MINING - 1.36%
55,731		Companhia Vale do Rio Doce (ADR)	2,292,773
49,893	*	Inco Ltd	2,173,838
26,799	*	MMC Norilsk Nickel	2,545,905
78,884	*	Stillwater Mining Co	912,688

		TOTAL METAL MINING	7,925,204

MISCELLANEOUS RETAIL - 2.61%
1,260,201	*	Rite Aid Corp	4,385,499
93,738	*	Sears Holdings Corp	10,829,551

		TOTAL MISCELLANEOUS RETAIL	15,215,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

MOTION PICTURES - 3.88%
318,332	*	CBS Corp	$10,377,623
20		News Corp (Class A)	311
699,137		Time Warner, Inc	12,192,949

		TOTAL MOTION PICTURES	22,570,883

NONDEPOSITORY INSTITUTIONS - 2.50%
182,179		Fannie Mae	8,892,157
79,995		Freddie Mac	5,227,673
16,765		MBNA Corp	455,170

		TOTAL NONDEPOSITORY INSTITUTIONS	14,575,000

OIL AND GAS EXTRACTION - 4.26%
555		Anadarko Petroleum Corp	52,586
23,733	*	Cheniere Energy, Inc	883,342
91,431		Devon Energy Corp	5,718,095
5,854		Equitable Resources, Inc	214,783
79,680		Occidental Petroleum Corp	6,364,838
2,010,000		PetroChina Co Ltd (Class H)	1,646,149
59,059		Petroleo Brasileiro S.A. (ADR)	4,209,135
2,432		Pogo Producing Co	121,138
127,065	*	Pride International, Inc	3,907,249
16,250		Schlumberger Ltd	1,578,688
2,900		W&T Offshore, Inc	85,260

		TOTAL OIL AND GAS EXTRACTION	24,781,263

PAPER AND ALLIED PRODUCTS - 0.60%
77,570		Temple-Inland, Inc	3,479,015

		TOTAL PAPER AND ALLIED PRODUCTS	3,479,015

PETROLEUM AND COAL PRODUCTS - 7.16%
278,478		Chevron Corp	15,809,196
53,104		ConocoPhillips	3,089,591
379,114		Exxon Mobil Corp	21,294,833
24,573		Marathon Oil Corp	1,498,216

		TOTAL PETROLEUM AND COAL PRODUCTS	41,691,836

RAILROAD TRANSPORTATION - 0.99%
71,898		Union Pacific Corp	5,788,508

		TOTAL RAILROAD TRANSPORTATION	5,788,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 3.98%
128,904	*	E*Trade Financial Corp	$2,688,937
168,800		Janus Capital Group, Inc	3,144,744
561		Merrill Lynch & Co, Inc	37,997
46,000		Mitsubishi Securities Co	576,803
215,015		Morgan Stanley	12,199,951
236,500		Nomura Holdings, Inc	4,528,425

		TOTAL SECURITY AND COMMODITY BROKERS	23,176,857

TOBACCO PRODUCTS - 2.77%
215,510		Altria Group, Inc	16,102,907

		TOTAL TOBACCO PRODUCTS	16,102,907

TRANSPORTATION BY AIR - 0.75%
92,236	*	Airtran Holdings, Inc	1,478,543
77,136	*	US Airways Group, Inc	2,864,831

		TOTAL TRANSPORTATION BY AIR	4,343,374

TRANSPORTATION EQUIPMENT - 0.94%
92,792	*	ALSTOM	5,321,595
20,000		Ford Motor Co	154,400

		TOTAL TRANSPORTATION EQUIPMENT	5,475,995

TRANSPORTATION SERVICES - 0.71%
144,280		Lear Corp	4,106,209

		TOTAL TRANSPORTATION SERVICES	4,106,209

WHOLESALE TRADE-NONDURABLE GOODS - 1.73%
146,728		Cardinal Health, Inc	10,087,550

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	10,087,550

		TOTAL COMMON STOCKS	581,149,497
		(Cost $537,691,994)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 0.18%

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.18%
$ 1,040,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	$1,039,613

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,039,613

		TOTAL SHORT-TERM INVESTMENTS	1,039,613
		(Cost $1,039,804)

		TOTAL PORTFOLIO - 99.97%	582,189,110
		(Cost $538,731,798)

		OTHER ASSETS & LIABILITIES, NET - 0.03%	183,874

		NET ASSETS - 100.00%	$582,372,984

	*	Non-income producing

		ABBREVIATION:
		SPON ADR - Sponsored American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.84%

APPAREL AND ACCESSORY STORES - 1.96%
21,636		Abercrombie & Fitch Co (Class A)	$1,410,234
54,685	*	Chico's FAS, Inc	2,402,312
27,704		Nordstrom, Inc	1,036,130
1,342	*	Under Armour, Inc	51,412

		TOTAL APPAREL AND ACCESSORY STORES	4,900,088

APPAREL AND OTHER TEXTILE PRODUCTS - 0.56%
24,829		Polo Ralph Lauren Corp	1,393,900

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,393,900

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
49,603		Sherwin-Williams Co	2,252,968

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,252,968

BUSINESS SERVICES - 10.47%
178,914	*	Activision, Inc	2,458,278
7,078	*	Affiliated Computer Services, Inc (Class A)	418,876
27,100	*	aQuantive, Inc	684,004
2,183		Autodesk, Inc	93,760
47,482	*	Cogent, Inc	1,076,892
48,195	*	Cognizant Technology Solutions Corp	2,426,618
27,943	*	Focus Media Holding Ltd	943,635
17,387	*	Getty Images, Inc	1,552,137
54,570	*	Iron Mountain, Inc	2,303,945
78,540	*	Juniper Networks, Inc	1,751,442
5,814	*	Kinetic Concepts, Inc	231,165
95,679	*	Monster Worldwide, Inc	3,905,617
36,000	*	NAVTEQ Corp	1,579,320
14,202		Omnicom Group, Inc	1,209,016
62,600	*	Red Hat, Inc	1,705,224
25,256	*	Sohu.com, Inc	463,195
38,232	*	Valueclick, Inc	692,382
120,965	*	VeriSign, Inc	2,651,553

		TOTAL BUSINESS SERVICES	26,147,059

CHEMICALS AND ALLIED PRODUCTS - 6.75%
24,818	*	Adams Respiratory Therapeutics, Inc	1,009,100
21,446	*	American Pharmaceutical Partners, Inc	831,890
73,440		Ecolab, Inc	2,663,669
9,738	*	Forest Laboratories, Inc	396,142
28,999	*	Genzyme Corp	2,052,549
67,015	*	Medimmune, Inc	2,346,865

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

47,577		Mylan Laboratories, Inc	$949,637
41,349	*	Protein Design Labs, Inc	1,175,139
64,050	*	Sepracor, Inc	3,304,980
75,286	*	VCA Antech, Inc	2,123,065

		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,853,036

COAL MINING - 1.28%
25,704		Consol Energy, Inc	1,675,387
18,479		Peabody Energy Corp	1,523,039

		TOTAL COAL MINING	3,198,426

COMMUNICATIONS - 6.77%
98,489	*	Alamosa Holdings, Inc	1,832,880
43,107	*	American Tower Corp (Class A)	1,168,200
61,746		Global Payments, Inc	2,877,981
62,225	*	NeuStar, Inc	1,897,240
18,884	*	Nextel Partners, Inc (Class A)	527,619
62,996	*	NII Holdings, Inc (Class B)	2,751,665
114,392	*	Univision Communications, Inc (Class A)	3,361,981
90,711	*	XM Satellite Radio Holdings, Inc	2,474,596

		TOTAL COMMUNICATIONS	16,892,162

DEPOSITORY INSTITUTIONS - 1.66%
295,505		Hudson City Bancorp, Inc	3,581,521
20,471		Synovus Financial Corp	552,922

		TOTAL DEPOSITORY INSTITUTIONS	4,134,443

EATING AND DRINKING PLACES - 1.32%
28,222		Brinker International, Inc	1,091,063
58,637	*	The Cheesecake Factory, Inc	2,192,437

		TOTAL EATING AND DRINKING PLACES	3,283,500

ELECTRIC, GAS, AND SANITARY SERVICES - 0.50%
79,017	*	AES Corp	1,250,839

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,250,839

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.36%
18,335	*	Altera Corp	339,748
71,743		Amphenol Corp (Class A)	3,175,345
123,240		Analog Devices, Inc	4,420,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

72,459	*	Broadcom Corp (Class A)	$3,416,442
101,145	*	Comverse Technology, Inc	2,689,446
37,981	*	Cymer, Inc	1,348,705
51,225	*	Dolby Laboratories, Inc (Class A)	873,386
67,935	*	Fairchild Semiconductor International, Inc	1,148,781
31,196		Harman International Industries, Inc	3,052,529
688,315	*	JDS Uniphase Corp	1,624,423
26,909		L-3 Communications Holdings, Inc	2,000,684
66,009		Linear Technology Corp	2,380,945
35,463	*	Marvell Technology Group Ltd	1,989,120
134,603	*	Network Appliance, Inc	3,634,281
56,131	*	Nvidia Corp	2,052,149
22,095		Rockwell Collins, Inc	1,026,755
235,062	*	Sirius Satellite Radio, Inc	1,574,915
63,843		Xilinx, Inc	1,609,482

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	38,357,755

ENGINEERING AND MANAGEMENT SERVICES - 5.72%
8,554	*	Celgene Corp	554,299
10,878		Corporate Executive Board Co	975,757
35,435	*	CV Therapeutics, Inc	876,308
100	*	iRobot Corp	3,333
31,298	*	Jacobs Engineering Group, Inc	2,124,195
73,000		Moody's Corp	4,483,660
38,965		Paychex, Inc	1,485,346
73,431		Quest Diagnostics, Inc	3,780,228

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,283,126

FOOD AND KINDRED PRODUCTS - 0.68%
38,762		McCormick & Co, Inc (Non-Vote)	1,198,521
17,137		Pepsi Bottling Group, Inc	490,290

		TOTAL FOOD AND KINDRED PRODUCTS	1,688,811

FOOD STORES - 0.34%
11,116		Whole Foods Market, Inc	860,267

		TOTAL FOOD STORES	860,267

FURNITURE AND FIXTURES - 0.93%
82,153		Herman Miller, Inc	2,315,893

		TOTAL FURNITURE AND FIXTURES	2,315,893

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 2.53%
118,919	*	Bed Bath & Beyond, Inc	$4,298,922
63,416	*	GameStop Corp	2,017,897

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	6,316,819

GENERAL BUILDING CONTRACTORS - 1.15%
7,046		Lennar Corp (Class A)	429,947
2,276	*	NVR, Inc	1,597,752
21,326		Pulte Homes, Inc	839,391

		TOTAL GENERAL BUILDING CONTRACTORS	2,867,090

GENERAL MERCHANDISE STORES - 0.55%
59,285		TJX Cos, Inc	1,377,191

		TOTAL GENERAL MERCHANDISE STORES	1,377,191

HEALTH SERVICES - 5.03%
60,631	*	Coventry Health Care, Inc	3,453,542
65,510	*	DaVita, Inc	3,317,426
36,830	*	Express Scripts, Inc	3,086,354
12,600	*	Laboratory Corp of America Holdings	678,510
50,939		Manor Care, Inc	2,025,844

		TOTAL HEALTH SERVICES	12,561,676

HOLDING AND OTHER INVESTMENT OFFICES - 3.07%
81,470		iShares Russell Midcap Growth Index Fund	7,654,921

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,654,921

HOTELS AND OTHER LODGING PLACES - 2.06%
66,263	*	Great Wolf Resorts, Inc	683,172
79,558		Hilton Hotels Corp	1,918,143
37,421		Station Casinos, Inc	2,537,144

		TOTAL HOTELS AND OTHER LODGING PLACES	5,138,459

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.43%
5,174		Eaton Corp	347,124
58,674		Joy Global, Inc	2,346,960
52,510	*	Netgear, Inc	1,010,818
15,010		Rockwell Automation, Inc	887,992
10,877	*	SanDisk Corp	683,293
21,282		Smith International, Inc	789,775

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,065,962

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 6.84%
7,940	*	Affymetrix, Inc	$379,135
38,622	*	Agilent Technologies, Inc	1,285,726
4,967		Allergan, Inc	536,237
32,980		Bard (C.R.), Inc	2,174,042
67,388		Biomet, Inc	2,464,379
21,460		Cooper Cos, Inc	1,100,898
44,731	*	Fisher Scientific International, Inc	2,767,060
51,805		Kla-Tencor Corp	2,555,541
76,100	*	St. Jude Medical, Inc	3,820,220

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	17,083,238

INSURANCE CARRIERS - 0.41%
12,896	*	WellPoint, Inc	1,028,972

		TOTAL INSURANCE CARRIERS	1,028,972

LEATHER AND LEATHER PRODUCTS - 0.92%
68,988	*	Coach, Inc	2,300,060

		TOTAL LEATHER AND LEATHER PRODUCTS	2,300,060

METAL MINING - 1.29%
59,668		Freeport-McMoRan Copper & Gold, Inc (Class A)	3,210,138

		TOTAL METAL MINING	3,210,138

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
15,046		Fortune Brands, Inc	1,173,889

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,173,889

OIL AND GAS EXTRACTION - 6.27%
41,666		Baker Hughes, Inc	2,532,459
15,104		BJ Services Co	553,864
56,459		ENSCO International, Inc	2,503,957
57,774		Equitable Resources, Inc	2,119,728
33,323		GlobalSantaFe Corp	1,604,502
23,242	*	National Oilwell Varco, Inc	1,457,273
49,436		Noble Energy, Inc	1,992,271
44,310	*	Southwestern Energy Co	1,592,501
29,301		XTO Energy, Inc	1,287,486

		TOTAL OIL AND GAS EXTRACTION	15,644,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

PERSONAL SERVICES - 0.17%
10,433		Cintas Corp	$429,631

		TOTAL PERSONAL SERVICES	429,631

PETROLEUM AND COAL PRODUCTS - 2.36%
50,732		EOG Resources, Inc	3,722,207
19,926		Murphy Oil Corp	1,075,805
13,982		Sunoco, Inc	1,095,909

		TOTAL PETROLEUM AND COAL PRODUCTS	5,893,921

PRINTING AND PUBLISHING - 0.38%
41,196	*	VistaPrint Ltd	937,374

		TOTAL PRINTING AND PUBLISHING	937,374

REAL ESTATE - 0.83%
35,357	*	CB Richard Ellis Group, Inc	2,080,759

		TOTAL REAL ESTATE	2,080,759

SECURITY AND COMMODITY BROKERS - 3.94%
96,724		Ameritrade Holding Corp	2,321,376
36,230	*	GFI Group, Inc	1,718,389
42,145		Greenhill & Co, Inc	2,366,863
9,629		Legg Mason, Inc	1,152,495
40,268		Nuveen Investments, Inc	1,716,222
7,868		T Rowe Price Group, Inc	566,732

		TOTAL SECURITY AND COMMODITY BROKERS	9,842,077

TRANSPORTATION BY AIR - 0.98%
149,679		Southwest Airlines Co	2,459,226

		TOTAL TRANSPORTATION BY AIR	2,459,226

TRANSPORTATION EQUIPMENT - 0.90%
21,772		ITT Industries, Inc	2,238,597

		TOTAL TRANSPORTATION EQUIPMENT	2,238,597

TRANSPORTATION SERVICES - 1.06%
22,108		CH Robinson Worldwide, Inc	818,659
7,631		Expeditors International Washington, Inc	515,169
14,033		UTI Worldwide, Inc	1,302,824

		TOTAL TRANSPORTATION SERVICES	2,636,652

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.00%
55,646	*	Aviall, Inc	$1,602,604
31,706	*	Cytyc Corp	895,060

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,497,664

		TOTAL COMMON STOCKS	249,250,630
		(Cost $217,426,014)

PRINCIPAL

SHORT-TERM INVESTMENTS - 2.47%

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.47%
$ 6,170,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	6,167,703

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES	6,167,703

		TOTAL SHORT-TERM INVESTMENTS	6,167,703
		(Cost $6,168,834)

		TOTAL PORTFOLIO- 102.31%	255,418,333
		(Cost $223,594,848)

		OTHER ASSETS & LIABILITIES, NET - (2.31)%	(5,764,394)

		NET ASSETS - 100.00%	$249,653,939

	*	Non-income producing
		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.74%

AMUSEMENT AND RECREATION SERVICES - 0.47%
27,500		Harrah's Entertainment, Inc	$1,960,475

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,960,475

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
11,100		Jones Apparel Group, Inc	340,992

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	340,992

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.49%
44,500		Sherwin-Williams Co	2,021,190

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,021,190

BUSINESS SERVICES - 3.38%
96,000		Accenture Ltd (Class A)	2,771,520
28,500	*	Affiliated Computer Services, Inc (Class A)	1,686,630
31,000		Automatic Data Processing, Inc	1,422,590
154,000	*	BearingPoint, Inc	1,210,440
30,000	*	Earthlink, Inc	333,300
29,000		First Data Corp	1,247,290
58,000		GTECH Holdings Corp	1,840,920
42,000	*	McAfee, Inc	1,139,460
41,000	*	United Rentals, Inc	958,990
45,000		Waste Management, Inc	1,365,750

		TOTAL BUSINESS SERVICES	13,976,890

CHEMICALS AND ALLIED PRODUCTS - 6.38%
38,000		Akzo Nobel NV (Spon ADR)	1,751,040
30,000		Albemarle Corp	1,150,500
50,000		Alberto-Culver Co	2,287,500
58,000	*	Andrx Corp	955,260
47,000	*	Biogen Idec, Inc	2,130,510
17,000		Cabot Corp	608,600
64,000		Celanese Corp (Series A)	1,223,680
50,000		Cytec Industries, Inc	2,381,500
61,000		Engelhard Corp	1,839,150
42,000		PPG Industries, Inc	2,431,800
800,000		Rhodia S.A. (Spon ADR)	1,688,000
103,492	*	Rockwood Holdings, Inc	2,041,897
40,500		Rohm & Haas Co	1,961,010
38,000	*	Sepracor, Inc	1,960,800
31,500		Sigma-Aldrich Corp	1,993,635

		TOTAL CHEMICALS AND ALLIED PRODUCTS	26,404,882

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

COAL MINING - 0.33%
145,000	*	International Coal Group, Inc	$1,377,500

		TOTAL COAL MINING	1,377,500

COMMUNICATIONS - 1.78%
34,000	*	Cablevision Systems Corp (Class A)	797,980
11,000		CenturyTel, Inc	364,760
29,000		Clear Channel Communications, Inc	912,050
28,000	*	EchoStar Communications Corp (Class A)	760,760
35,000	*	Entercom Communications Corp	1,038,450
35,000	*	IAC/InterActiveCorp	990,850
101,000		PanAmSat Holding Corp	2,474,500

		TOTAL COMMUNICATIONS	7,339,350

DEPOSITORY INSTITUTIONS - 10.15%
88,000		AmSouth Bancorp	2,306,480
46,000		Astoria Financial Corp	1,352,400
102,000		Bank of New York Co, Inc	3,248,700
40,000		Compass Bancshares, Inc	1,931,600
12,000		Cullen/Frost Bankers, Inc	644,160
885,132		Hudson City Bancorp, Inc	10,727,800
20,000		Interchange Financial Services Corp	345,000
65,000		Keycorp	2,140,450
14,000		M&T Bank Corp	1,526,700
92,000		Marshall & Ilsley Corp	3,959,680
96,000		Mellon Financial Corp	3,288,000
39,000		Mercantile Bankshares Corp	2,201,160
68,000		New York Community Bancorp, Inc	1,123,360
88,000		North Fork Bancorporation, Inc	2,407,680
103,000		Valley National Bancorp	2,482,300
30,700		Zions Bancorporation	2,319,692

		TOTAL DEPOSITORY INSTITUTIONS	42,005,162

EATING AND DRINKING PLACES - 0.79%
90,000		AFC Enterprises	1,360,800
49,000		Brinker International, Inc	1,894,340

		TOTAL EATING AND DRINKING PLACES	3,255,140

ELECTRIC, GAS, AND SANITARY SERVICES - 12.54%
198,000	*	Allegheny Energy, Inc	6,266,700
36,000		Cinergy Corp	1,528,560
50,000	*	CMS Energy Corp	725,500
100,000		Constellation Energy Group, Inc	5,760,000
47,000		DPL, Inc	1,222,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

33,000		DTE Energy Co	$1,425,270
360,000	*	Dynegy, Inc (Class A)	1,742,400
33,000		Edison International	1,439,130
56,000		Energy East Corp	1,276,800
48,500		FirstEnergy Corp	2,376,015
83,000		National Fuel Gas Co	2,588,770
30,000		NiSource, Inc	625,800
43,000		Northeast Utilities	846,670
91,000		NorthWestern Corp	2,827,370
53,000	*	NRG Energy, Inc	2,497,360
68,000		Pepco Holdings, Inc	1,521,160
85,000		PG&E Corp	3,155,200
100,000		PPL Corp	2,940,000
70,000		Public Service Enterprise Group, Inc	4,547,900
30,500		Questar Corp	2,308,850
22,600		TXU Corp	1,134,294
80,000		Williams Cos, Inc	1,853,600
70,000		Xcel Energy, Inc	1,292,200

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	51,902,019

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.64%
75,000	*	ADC Telecommunications, Inc	1,675,500
20,000		Analog Devices, Inc	717,400
225,000	*	Atmel Corp	695,250
420,000	*	Brocade Communications Systems, Inc	1,709,400
140,000	*	Cypress Semiconductor Corp	1,995,000
64,000	*	Fairchild Semiconductor International, Inc	1,082,240
80,000	*	Freescale Semiconductor, Inc (Class B)	2,013,600
207,000	*	Gemstar-TV Guide International, Inc	540,270
640,000	*	JDS Uniphase Corp	1,510,400
33,500		L-3 Communications Holdings, Inc	2,490,725
155,000	*	Lattice Semiconductor Corp	669,600
860,000	*	Lucent Technologies, Inc	2,287,600
111,000	*	Micron Technology, Inc	1,477,410
29,000		National Semiconductor Corp	753,420
500,000	*	Nortel Networks Corp (U.S.)	1,530,000
46,000	*	Novellus Systems, Inc	1,109,520
245,000	*	Sycamore Networks, Inc	1,058,400

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	23,315,735

FABRICATED METAL PRODUCTS - 0.46%
97,000	*	Crown Holdings, Inc	1,894,410

		TOTAL FABRICATED METAL PRODUCTS	1,894,410

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.29%
150,000		Archer Daniels Midland Co	$3,699,000
21,500		Bunge Ltd	1,217,115
183,000		Coca-Cola Enterprises, Inc	3,508,110
70,000	*	Constellation Brands, Inc (Class A)	1,836,100
37,000	*	Smithfield Foods, Inc	1,132,200
130,000		Tyson Foods, Inc (Class A)	2,223,000

		TOTAL FOOD AND KINDRED PRODUCTS	13,615,525

FOOD STORES - 1.36%
297,000	*	Kroger Co	5,607,360

		TOTAL FOOD STORES	5,607,360

FORESTRY - 0.24%
25,000		Rayonier, Inc	996,250

		TOTAL FORESTRY	996,250

FURNITURE AND HOMEFURNISHINGS STORES - 0.37%
68,000		Circuit City Stores, Inc	1,536,120

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,536,120

GENERAL BUILDING CONTRACTORS - 0.96%
27,000		Lennar Corp (Class A)	1,647,540
59,000		Pulte Homes, Inc	2,322,240

		TOTAL GENERAL BUILDING CONTRACTORS	3,969,780

GENERAL MERCHANDISE STORES - 2.41%
70,500		Federated Department Stores, Inc	4,676,265
38,000		JC Penney Co, Inc	2,112,800
137,000		TJX Cos, Inc	3,182,510

		TOTAL GENERAL MERCHANDISE STORES	9,971,575

HEALTH SERVICES - 0.56%
302,000	*	Tenet Healthcare Corp	2,313,320

		TOTAL HEALTH SERVICES	2,313,320

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.34%
45,027		Macquarie Infrastructure Co Trust	1,386,832

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,386,832

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 11.33%
29,000		AMB Property Corp	$1,425,930
33,000		Archstone-Smith Trust	1,382,370
47,000		Arden Realty, Inc	2,107,010
108,000		Ashford Hospitality Trust, Inc	1,132,920
33,500		Boston Properties, Inc	2,483,355
24,302	f,v	Crystal River Capital, Inc	607,550
51,000		Developers Diversified Realty Corp	2,398,020
29,000		Equity Residential	1,134,480
47,000		General Growth Properties, Inc	2,208,530
61,329	f,v*	GSC Capital Corp	1,533,225
159,371		iShares Russell Midcap Value Index Fund	19,828,940
37,600		iStar Financial, Inc	1,340,440
36,000		Mills Corp	1,509,840
62,652		Prologis	2,927,101
15,000		Public Storage, Inc	1,015,800
38,000		Reckson Associates Realty Corp	1,367,240
52,500		Trizec Properties, Inc	1,203,300
15,000		Vornado Realty Trust	1,252,050

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	46,858,101

HOTELS AND OTHER LODGING PLACES - 1.32%
55,000		Accor S.A.	3,014,104
38,500		Starwood Hotels & Resorts Worldwide, Inc	2,458,610

		TOTAL HOTELS AND OTHER LODGING PLACES	5,472,714

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.66%
24,000		American Standard Cos, Inc	958,800
37,355		Deere & Co	2,544,249
50,000		Eaton Corp	3,354,500

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,857,549

INSTRUMENTS AND RELATED PRODUCTS - 1.99%
65,000		Cooper Cos, Inc	3,334,500
35,000		Pitney Bowes, Inc	1,478,750
234,000	*	Xerox Corp	3,428,100

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,241,350

INSURANCE AGENTS, BROKERS AND SERVICE - 1.12%
54,000		AON Corp	1,941,300
85,000		Marsh & McLennan Cos, Inc	2,699,600

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,640,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

INSURANCE CARRIERS - 8.71%
71,400		Aegon NV	$1,165,248
49,000		Aspen Insurance Holdings Ltd	1,159,830
44,200		Cigna Corp	4,937,140
64,000	*	CNA Financial Corp	2,094,720
90,000	*	Conseco, Inc	2,085,300
145,000		Genworth Financial, Inc	5,014,100
75,000		Max Re Capital Ltd	1,947,750
27,000		MGIC Investment Corp	1,777,140
45,500		PartnerRe Ltd	2,987,985
52,500		Safeco Corp	2,966,250
38,000		St. Paul Travelers Cos, Inc	1,697,460
140,000		UnumProvident Corp	3,185,000
25,955	*	WellPoint, Inc	2,070,949
44,000		XL Capital Ltd (Class A)	2,964,720

		TOTAL INSURANCE CARRIERS	36,053,592

LUMBER AND WOOD PRODUCTS - 0.23%
90,000		Norbord, Inc	943,800

		TOTAL LUMBER AND WOOD PRODUCTS	943,800

METAL MINING - 2.16%
47,000		Freeport-McMoRan Copper & Gold, Inc (Class A)	2,528,600
49,000	*	Inco Ltd	2,134,930
22,500	*	MMC Norilsk Nickel	2,137,500
14,800		Phelps Dodge Corp	2,129,276

		TOTAL METAL MINING	8,930,306

MISCELLANEOUS RETAIL - 1.35%
83,000	*	Office Depot, Inc	2,606,200
505,000	*	Rite Aid Corp	1,757,400
10,500	*	Sears Holdings Corp	1,213,065

		TOTAL MISCELLANEOUS RETAIL	5,576,665

MOTION PICTURES - 0.89%
71,000	*	CBS Corp	2,314,600
180,000	*	Lions Gate Entertainment Corp	1,382,400

		TOTAL MOTION PICTURES	3,697,000

NONDEPOSITORY INSTITUTIONS - 0.39%
31,000		CIT Group, Inc	1,605,180

		TOTAL NONDEPOSITORY INSTITUTIONS	1,605,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 4.38%
25,500		Diamond Offshore Drilling, Inc	$1,773,780
30,000	*	Forest Oil Corp	1,367,100
46,500	*	National Oilwell Varco, Inc	2,915,550
45,000	*	Newfield Exploration Co	2,253,150
25,000		Noble Corp	1,763,500
69,000		Noble Energy, Inc	2,780,700
78,000	*	Pride International, Inc	2,398,500
25,500	*	Transocean, Inc	1,777,095
70,350	*	Warren Resources, Inc	1,112,937

		TOTAL OIL AND GAS EXTRACTION	18,142,312

PAPER AND ALLIED PRODUCTS - 1.48%
25,000		MeadWestvaco Corp	700,750
53,000		Packaging Corp of America	1,216,350
68,000		Temple-Inland, Inc	3,049,800
99,000		Wausau Paper Corp	1,173,150

		TOTAL PAPER AND ALLIED PRODUCTS	6,140,050

PETROLEUM AND COAL PRODUCTS - 0.90%
20,200		Amerada Hess Corp	2,561,764
19,000		Marathon Oil Corp	1,158,430

		TOTAL PETROLEUM AND COAL PRODUCTS	3,720,194

PRIMARY METAL INDUSTRIES - 0.21%
30,000	*	Oregon Steel Mills, Inc	882,600

		TOTAL PRIMARY METAL INDUSTRIES	882,600

PRINTING AND PUBLISHING - 1.64%
34,000		Meredith Corp	1,779,560
165,000		Tribune Co	4,992,900

		TOTAL PRINTING AND PUBLISHING	6,772,460

RAILROAD TRANSPORTATION - 1.14%
40,000		CSX Corp	2,030,800
60,000		Norfolk Southern Corp	2,689,800

		TOTAL RAILROAD TRANSPORTATION	4,720,600

SECURITY AND COMMODITY BROKERS - 1.44%
25,000		A.G. Edwards. Inc	1,171,500
33,500		Bear Stearns Cos, Inc	3,870,255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

50,000		Janus Capital Group, Inc	$931,500

		TOTAL SECURITY AND COMMODITY BROKERS	5,973,255

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
60,000	*	Owens-Illinois, Inc	1,262,400

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,262,400

TOBACCO PRODUCTS - 0.71%
67,000		Loews Corp (Carolina Group)	2,947,330

		TOTAL TOBACCO PRODUCTS	2,947,330

TRANSPORTATION BY AIR - 0.17%
19,000	*	US Airways Group, Inc	705,660

		TOTAL TRANSPORTATION BY AIR	705,660

TRANSPORTATION EQUIPMENT - 1.63%
25,000		Empresa Brasileira de Aeronautica S.A. (ADR)	977,500
11,000		General Dynamics Corp	1,254,550
74,000	*	K&F Industries Holdings, Inc	1,136,640
47,000	*	Magna International, Inc (Class A)	3,383,060

		TOTAL TRANSPORTATION EQUIPMENT	6,751,750

WATER TRANSPORTATION - 0.98%
155,000		Aries Maritime Transport Ltd	2,019,650
76,503		Genco Shipping & Trading Ltd	1,334,213
107,000	*	TBS International Ltd	710,480

		TOTAL WATER TRANSPORTATION	4,064,343

WHOLESALE TRADE-DURABLE GOODS - 0.32%
46,000	*	Aviall, Inc	1,324,800

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,324,800

WHOLESALE TRADE-NONDURABLE GOODS - 1.26%
75,000		McKesson Corp	3,869,250
42,000		Supervalu, Inc	1,364,160

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,233,410

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

		VALUE

	TOTAL COMMON STOCKS	$412,708,828
	(Cost $377,679,946)

	TOTAL PORTFOLIO- 99.74%	412,708,828
	(Cost $377,679,946)

	OTHER ASSETS & LIABILITIES, NET - 0.26%	1,063,009

	NET ASSETS - 100.00%	$413,771,837

*	Non-income producing
f	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
	transaction exempt from registration to qualified institutional buyers.
	At December 31, 2005, the value of these securities amounted to $2,140,775 or 0.52% of net assets.
v	Security valued at fair value.

	ABBREVIATION:
	SPON ADR - Sponsored American Depositary Receipt

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Funds use more specific industry categories in following
	their investment limitations on industry concentration.

	Restricted securities held by the Fund are as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE

Crystal River Capital, Inc	03/09/05	$607,550	$607,550
GSC Capital Corp	06/24/05	1,533,225	1,533,225

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.86%

AGRICULTURAL PRODUCTION-CROPS - 0.38%
56,900		Chiquita Brands International, Inc	$1,138,569
10,700		Delta & Pine Land Co	246,207
2,300	*	John B. Sanfilippo & Son	29,739

		TOTAL AGRICULTURAL PRODUCTION-CROPS	1,414,515

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.12%
289		Seaboard Corp	436,679

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	436,679

AMUSEMENT AND RECREATION SERVICES - 0.27%
3,900	*	Alliance Gaming Corp	50,778
2,300	*	Life Time Fitness, Inc	87,607
6,300	*	Magna Entertainment Corp (Class A)	44,982
6,870	*	Multimedia Games, Inc	63,548
8	*	Penn National Gaming, Inc	264
5,200	*	Pinnacle Entertainment, Inc	128,492
7,100	*	Six Flags, Inc	54,741
15,700		Speedway Motorsports, Inc	544,319
200		World Wrestling Entertainment, Inc	2,936

		TOTAL AMUSEMENT AND RECREATION SERVICES	977,667

APPAREL AND ACCESSORY STORES - 1.91%
37,150	*	Aeropostale, Inc	977,045
9,300		Buckle, Inc	299,832
12,800		Burlington Coat Factory Warehouse Corp	514,688
4,769	*	Cache, Inc	82,599
2,100	*	Carter's, Inc	123,585
12,000		Cato Corp (Class A)	257,400
13,690	*	Charming Shoppes, Inc	180,708
3,000	*	Children's Place Retail Stores, Inc	148,260
10,100		Christopher & Banks Corp	189,678
706		DEB Shops, Inc	20,989
5,543	*	Dress Barn, Inc	214,015
12,446		Finish Line, Inc (Class A)	216,809
8,900	*	Jo-Ann Stores, Inc	105,020
2,049	*	JOS A Bank Clothiers, Inc	88,947
4,300	*	New York & Co, Inc	91,160
36,755	*	Pacific Sunwear Of California, Inc	915,935
32,100	*	Payless Shoesource, Inc	805,710
7,381	*	Shoe Carnival, Inc	161,792
4,868		Stage Stores, Inc	144,969
14,000		Talbots, Inc	389,480
24,200	*	Too, Inc	682,682

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

120,831	*	Wilsons The Leather Experts, Inc	$438,617

		TOTAL APPAREL AND ACCESSORY STORES	7,049,920

APPAREL AND OTHER TEXTILE PRODUCTS - 0.44%
15,283	*	DHB Industries, Inc	68,315
2,100	*	Guess ?, Inc	74,760
4,837	*	Gymboree Corp	113,186
22,743	*	Hartmarx Corp	177,623
5,000		Kellwood Co	119,400
22,400		Phillips-Van Heusen Corp	725,760
12,567	*	Warnaco Group, Inc	335,790

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,614,834

AUTO REPAIR, SERVICES AND PARKING - 0.27%
3,338	*	Amerco, Inc	240,503
8,300		Central Parking Corp	113,876
4,300	*	Dollar Thrifty Automotive Group, Inc	155,101
2,417		Monro Muffler, Inc	73,283
7,500	*	PHH Corp	210,150
8,700	*	Wright Express Corp	191,400

		TOTAL AUTO REPAIR, SERVICES AND PARKING	984,313

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.48%
3,500	*	Asbury Automotive Group, Inc	57,610
44,000	*	CSK Auto Corp	663,520
4,400		Lithia Motors, Inc (Class A)	138,336
3,200	*	MarineMax, Inc	101,024
6,029	*	Rush Enterprises, Inc (Class A)	89,712
20,159		Sonic Automotive, Inc	449,143
7,403		United Auto Group, Inc	282,795

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,782,140

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
5,514	*	Central Garden & Pet Co	253,313

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	253,313

BUSINESS SERVICES - 10.29%
75,100	*	3Com Corp	270,360
3,300		Aaron Rents, Inc	69,564
8,300		ABM Industries, Inc	162,265
7,951	Acxiom Corp	182,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,300		Administaff, Inc	$180,815
3,920	*	Advent Software, Inc	113,327
3,700		Advo, Inc	104,266
5,661	*	Altiris, Inc	95,614
3,700	*	American Reprographics Co	94,017
1,728	*	Ansoft Corp	58,838
2,556	*	Ansys, Inc	109,116
4,200	*	Anteon International Corp	228,270
2,622	*	aQuantive, Inc	66,179
42,955	*	Arbinet-thexchange, Inc	301,115
17,600		Arbitron, Inc	668,448
45,160	*	Asset Acceptance Capital Corp	1,014,294
11,451	*	Autobytel, Inc	56,568
36,616	*	Avocent Corp	995,589
27,000	*	BearingPoint, Inc	212,220
22,184		Blackbaud, Inc	378,903
22,171	*	Blackboard, Inc	642,516
3,100	*	Blue Coat Systems, Inc	141,732
17,577	*	Borland Software Corp	114,778
4,775	*	Bottomline Technologies, Inc	52,621
12,100		Brady Corp (Class A)	437,778
14,656		Catalina Marketing Corp	371,530
36,706	*	CBIZ, Inc	220,970
5,595	*	CCC Information Services Group, Inc	146,701
10,700	*	Ciber, Inc	70,620
3,594	*	Click Commerce, Inc	75,546
171,820	*	CMGI, Inc	261,166
17,400	*	CNET Networks, Inc	255,606
12,350		Computer Programs & Systems, Inc	511,661
1,300	*	COMSYS IT Partners, Inc	14,365
4,100	*	Concur Technologies, Inc	52,849
29,034	*	Covansys Corp	395,153
8,542	*	CSG Systems International, Inc	190,657
9,693	*	Dendrite International, Inc	139,676
6,701	*	Digital Insight Corp	214,566
6,481	*	Digital River, Inc	192,745
139,766	*	Earthlink, Inc	1,552,800
12,340	*	eFunds Corp	289,250
6,068	*	Electronics for Imaging, Inc	161,469
105,145	*	Entrust, Inc	508,902
12,078	*	Epicor Software Corp	170,662
2,700	*	EPIQ Systems, Inc	50,058
6,387	*	eSpeed, Inc (Class A)	49,244
28	*	F5 Networks, Inc	1,601
3,050		Factset Research Systems, Inc	125,538
4,586	*	Filenet Corp	118,548
1,975	*	First Advantage Corp	52,752
3,700	*	Forrester Research, Inc	69,375
7,900	*	Gartner, Inc (Class A)	101,910
6,100		Gevity HR, Inc	156,892
2,400	*	Heartland Payment Systems, Inc	51,984
16,889	*	Heidrick & Struggles International, Inc	541,292

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

12,795	*	Homestore, Inc	$65,255
7,100	*	Hudson Highland Group, Inc	123,256
3,504	*	IDX Systems Corp	153,896
7,053	*	Infocrossing, Inc	60,726
10,100	*	Informatica Corp	121,200
17,399	*	Infospace, Inc	449,242
10,200		infoUSA, Inc	111,486
5,617	*	Innovative Solutions & Support, Inc	71,785
8,342	*	Intergraph Corp	415,515
11,301	*	Internet Security Systems, Inc	236,756
8,400		Interpool, Inc	158,592
900	*	Intervideo, Inc	9,495
6,831	*	Intrado, Inc	157,250
10,700	*	Ipass, Inc	70,192
4,738	*	iPayment, Inc	196,722
10,500		Jack Henry & Associates, Inc	200,340
35,076	*	JDA Software Group, Inc	596,643
15,981	*	Jupitermedia Corp	236,199
5,214	*	Kanbay International, Inc	82,850
29,800	*	Keane, Inc	328,098
4,312		Kelly Services, Inc (Class A)	113,061
19,385	*	Keynote Systems, Inc	249,097
12,360	*	Kforce, Inc	137,938
3,600	*	KFX, Inc	61,596
10,400	*	Korn/Ferry International	194,376
5,062	*	Kronos, Inc	211,895
23,300	*	Labor Ready, Inc	485,106
10,800	*	Lawson Software, Inc	79,380
9,367	*	Lionbridge Technologies	65,756
2,410	*	LoJack Corp	58,153
1,800	*	Magma Design Automation, Inc	15,138
4,403	*	Manhattan Associates, Inc	90,173
8,223	*	Mantech International Corp (Class A)	229,093
3,499	*	Mapinfo Corp	44,122
6,876	*	Mentor Graphics Corp	71,098
12,088	*	Micromuse, Inc	119,550
3,544	*	MicroStrategy, Inc	293,231
3,975	*	Midway Games, Inc	75,406
35,100		MoneyGram International, Inc	915,408
121,100	*	MPS Group, Inc	1,655,437
10,451	*	MRO Software, Inc	146,732
26,179	*	NCO Group, Inc	442,949
6,430	*	Ness Technologies, Inc	69,251
4,600	*	NetIQ Corp	56,534
259	*	NIC, Inc	1,595
4,803	*	Open Solutions, Inc	110,085
33,359	*	Packeteer, Inc	259,199
122,997	*	Parametric Technology Corp	750,282
22,300	*	Perot Systems Corp (Class A)	315,322
6,200	*	Phoenix Technologies Ltd	38,812
2,357	*	Portfolio Recovery Associates, Inc	109,459
3,300	*	PRA International	92,895

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

48,266	*	Premiere Global Services, Inc	$392,403
5,914	*	Progress Software Corp	167,839
1,312		QAD, Inc	10,024
14,183	*	Quest Software, Inc	206,930
42,237	*	Radiant Systems, Inc	513,602
4,062	*	Radisys Corp	70,435
146,845	*	RealNetworks, Inc	1,139,517
277	*	Redback Networks, Inc Wts	1,870
263	*	Redback Networks, Inc Wts	2,591
11,000	*	Rent-Way, Inc	70,290
4,100		Rollins, Inc	80,811
6,535	*	RSA Security, Inc	73,388
19,390	*	S1 Corp	84,347
15,970	*	Sapient Corp	90,869
19,361	*	Secure Computing Corp	237,366
62,180	*	Serena Software, Inc	1,457,499
1,742	*	SI International, Inc	53,253
5,410	*	Sohu.com, Inc	99,219
39,457	*	SonicWALL, Inc	312,499
27,800	*	Sonus Networks, Inc	103,416
5,800	*	Sotheby's Holdings, Inc (Class A)	106,488
99,900	*	Spherion Corp	999,999
11,746	*	SPSS, Inc	363,304
33,249	*	SupportSoft, Inc	140,311
20,166	*	SYKES Enterprises, Inc	269,619
3,313		Talx Corp	151,437
10,352	*	TeleTech Holdings, Inc	124,742
10,633	*	THQ, Inc	253,597
57,727	*	TIBCO Software, Inc	431,221
23,500	*	TNS, Inc	450,730
10,920	*	Transaction Systems Architects, Inc	314,387
2,892	*	Travelzoo, Inc	63,624
29,359	*	Trizetto Group, Inc	498,809
27,767		United Online, Inc	394,847
4,100	*	United Rentals, Inc	95,899
2,600	*	Universal Compression Holdings, Inc	106,912
5,505	*	Valueclick, Inc	99,696
50,635	*	Ventiv Health, Inc	1,195,999
2,179	*	Vertrue, Inc	76,984
9,600		Viad Corp	281,568
5,100	*	Volt Information Sciences, Inc	97,002
26,807	*	WebEx Communications, Inc	579,835
2,535	*	Websense, Inc	166,397
7,900	*	Wind River Systems, Inc	116,683
4,600	*	Witness Systems, Inc	90,482

		TOTAL BUSINESS SERVICES	37,910,521

CHEMICALS AND ALLIED PRODUCTS - 5.80%
29,968	*	Aastrom Biosciences, Inc	63,232
26,400	*	Abgenix, Inc	567,864

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,800	*	Acadia Pharmaceuticals, Inc	$47,280
11,453	*	Adolor Corp	167,214
7,000	*	Albany Molecular Research, Inc	85,050
26,540	*	Alkermes, Inc	507,445
11,700		Alpharma, Inc (Class A)	333,567
65,292	*	Andrx Corp	1,075,359
6,900		Arch Chemicals, Inc	206,310
10,400	*	Arena Pharmaceuticals, Inc	147,888
9,300	*	Arqule, Inc	56,916
400		Balchem Corp	11,924
5,400	*	Bentley Pharmaceuticals, Inc	88,614
21,495	*	BioMarin Pharmaceuticals, Inc	231,716
7,100		CF Industries Holdings, Inc	108,275
5,241	*	Chattem, Inc	190,720
10,332	*	Connetics Corp	149,297
2,500	*	Conor Medsystems, Inc	48,375
4,300	*	Cotherix, Inc	45,666
15,700	*	Cubist Pharmaceuticals, Inc	333,625
14,004	*	Curis, Inc	49,854
8,926	*	Cypress Bioscience, Inc	51,592
16,852	*	Discovery Laboratories, Inc	112,571
6,641	*	Dov Pharmaceutical, Inc	97,490
83,983	*	Durect Corp	425,794
5,000	*	Dusa Pharmaceuticals, Inc	53,850
3,600	*	Elizabeth Arden, Inc	72,216
17,078	*	Encysive Pharmaceuticals, Inc	134,745
12,818	*	Enzon Pharmaceuticals, Inc	94,853
11,900		Ferro Corp	223,244
8,120	*	First Horizon Pharmaceutical Corp	140,070
5	*	FMC Corp	266
7,934		Georgia Gulf Corp	241,352
14,500		H.B. Fuller Co	465,015
1,500	*	Hi-Tech Pharmacal Co, Inc	66,435
38,487	*	Human Genome Sciences, Inc	329,449
4,200	*	Idenix Pharmaceuticals, Inc	71,862
13,585	*	Immucor, Inc	317,346
12,130	*	Immunogen, Inc	62,227
80	*	Impax Laboratories, Inc	856
12,400	*	Inspire Pharmaceuticals, Inc	62,992
7,400	*	InterMune, Inc	124,320
5,900	*	Inverness Medical Innovations, Inc	139,889
46,400	*	KV Pharmaceutical Co (Class A)	955,840
27	*	Ligand Pharmaceuticals, Inc (Class B)	301
8,900		MacDermid, Inc	248,310
19,342		Mannatech, Inc	267,113
32,568	*	Medarex, Inc	451,067
14,584	*	Medicines Co	254,491
38,400		Medicis Pharmaceutical Corp (Class A)	1,230,720
5,527		Meridian Bioscience, Inc	111,314
22,550	*	MGI Pharma, Inc	386,958
4,500		Minerals Technologies, Inc	251,505
2,800	*	Momenta Pharmaceuticals, Inc	61,712

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

6,100	*	Myogen, Inc	$183,976
17,230	*	Nabi Biopharmaceuticals	58,237
3,272		Natures Sunshine Products, Inc	59,158
5,000	*	NBTY, Inc	81,250
10,791	*	Neurocrine Biosciences, Inc	676,919
5,000	*	NewMarket Corp	122,300
6,900	*	Northfield Laboratories, Inc	92,460
1,900		Octel Corp	30,913
10,700		Olin Corp	210,576
6,400	*	OM Group, Inc	120,064
11,900	*	Onyx Pharmaceuticals, Inc	342,244
97,778	*	OraSure Technologies, Inc	862,402
8,200	*	Pain Therapeutics, Inc	55,432
5,656	*	Parexel International Corp	114,591
1,800	*	Parlux Fragrances, Inc	54,954
6,400	*	Penwest Pharmaceuticals Co	124,928
24,692		Perrigo Co	368,158
47,211	*	Pharmion Corp	838,939
29,007	*	Pioneer Cos, Inc	869,340
23,800	*	PolyOne Corp	153,034
7,000	*	Pozen, Inc	67,130
20,600	*	Revlon, Inc (Class A)	63,860
5,790	*	Rockwood Holdings, Inc	114,237
13,209	*	Salix Pharmaceuticals Ltd	232,214
6,800		Sensient Technologies Corp	121,720
18,315	*	StemCells, Inc	63,187
1,400		Stepan Co	37,646
15,100	*	SuperGen, Inc	76,255
7,171	*	Tanox, Inc	117,389
22,600	*	Terra Industries, Inc	126,560
20,311		UAP Holding Corp	414,751
11,826	*	United Therapeutics Corp	817,413
3,000	*	USANA Health Sciences, Inc	115,080
5,800		USEC, Inc	69,310
27,754	*	Vertex Pharmaceuticals, Inc	767,953
9,700		Wellman, Inc	65,766
12,200		Westlake Chemical Corp	351,482
16,685	*	WR Grace & Co	156,839
8,912	*	Zymogenetics, Inc	151,593

		TOTAL CHEMICALS AND ALLIED PRODUCTS	21,374,216

COAL MINING - 0.19%
6,200	*	Alpha Natural Resources, Inc	119,102
7,000		Foundation Coal Holdings, Inc	266,000
1,412	*	James River Coal Co	53,938
4,600		Penn Virginia Corp	264,040

		TOTAL COAL MINING	703,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

COMMUNICATIONS - 2.11%
18,900		Adtran, Inc	$562,086
2,700		Anixter International, Inc	105,624
13,637	*	Audiovox Corp (Class A)	189,009
8,361	*	Brightpoint, Inc	231,851
15,600	*	Cbeyond Communications, Inc	160,680
5,512		Centennial Communications Corp	85,546
38,312	*	Charter Communications, Inc (Class A)	46,741
19,025	*	Cincinnati Bell, Inc	66,778
12,400		Citadel Broadcasting Corp	166,656
2,617		Commonwealth Telephone Enterprises, Inc	88,376
4,600		Consolidated Communications Holdings, Inc	59,754
5,600		CT Communications, Inc	67,984
8,241	*	Cumulus Media, Inc (Class A)	102,271
12,600	*	Dobson Communications Corp (Class A)	94,500
3,500	*	Emmis Communications Corp (Class A)	69,685
26,400	*	Entercom Communications Corp	783,288
7,600		Fairpoint Communications, Inc	78,736
59,051	*	Foundry Networks, Inc	815,494
14,110	*	General Communication, Inc (Class A)	145,756
6,454		Golden Telecom, Inc	167,546
15,700		Gray Television, Inc	154,174
500	*	Hungarian Telephone & Cable	7,775
18,650	*	IDT Corp (Class B)	218,205
5,700		Iowa Telecommunications Services, Inc	88,293
4,610	*	j2 Global Communications, Inc	197,031
154,600	*	Level 3 Communications, Inc	443,702
2,000		Liberty Corp	93,620
6,100	*	Lin TV Corp (Class A)	67,954
20,100	*	Mastec, Inc	210,447
7,500	*	NeuStar, Inc	228,675
4,163		North Pittsburgh Systems, Inc	78,556
5,506	*	Novatel Wireless, Inc	66,678
4,200	*	Price Communications Corp	62,454
18,721	*	Radio One, Inc (Class D)	193,762
3	v*	RCN Corp Wts 12/21/06	0
9,550	*	Regent Communications, Inc	44,312
4,800	*	Saga Communications, Inc (Class A)	52,176
2,550	*	Salem Communications Corp (Class A)	44,600
20,764	*	SBA Communications Corp	371,676
1,695		Shenandoah Telecom Co	67,529
9,513		Sinclair Broadcast Group, Inc (Class A)	87,520
4,900	*	Syniverse Holdings, Inc	102,410
9,534	*	Talk America Holdings, Inc	82,278
39,848	*	Ubiquitel, Inc	394,097
3,448		USA Mobility, Inc	95,579
8,600		Valor Communications Group, Inc	98,040
23,340	*	Wireless Facilities, Inc	119,034

		TOTAL COMMUNICATIONS	7,758,938

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 9.35%
3,254	*	ACE Cash Express, Inc	$75,981
1,000		Amcore Financial, Inc	30,410
3,623		Ameris Bancorp	71,880
4,998		Anchor Bancorp Wisconsin, Inc	151,639
14,280		Bancfirst Corp	1,128,120
17,772		Bank Mutual Corp	188,383
10,776		Bank of Granite Corp	199,679
1,600	*	Capital Crossing Bank	53,440
7,191		Cardinal Financial Corp	79,101
13,271		Cathay General Bancorp	476,960
16,500		Central Pacific Financial Corp	592,680
15,232		Chemical Financial Corp	483,768
14,400		Chittenden Corp	400,464
51,668		Citizens Banking Corp	1,433,787
4,000		Clifton Savings Bancorp, Inc	40,240
50,400		Community Bank System, Inc	1,136,520
3,256		Community Trust Bancorp, Inc	100,122
24,197		Corus Bankshares, Inc	1,361,565
39,892	*	EuroBancshares, Inc	565,270
4,403	*	Euronet Worldwide, Inc	122,403
6,900		First Bancorp (Puerto Rico)	85,629
5,607		First Citizens Bancshares, Inc (Class A)	977,973
1,179		First Financial Corp (Indiana)	31,833
15,267		First Financial Holdings, Inc	469,002
72,264		First Niagara Financial Group, Inc	1,045,660
798	*	First Regional Bancorp	53,905
14,500	*	FirstFed Financial Corp	790,540
35		Flushing Financial Corp	545
6,149		FNB Corp (Virginia)	188,590
57,317	*	Franklin Bank Corp	1,031,133
9,300		Fremont General Corp	216,039
70,430		Gold Banc Corp, Inc	1,283,235
56,449		Greater Bay Bancorp	1,446,223
62,203		Hanmi Financial Corp	1,110,946
1,500		Harleysville National Corp	28,650
500		Heartland Financial USA, Inc	10,850
300		Independent Bank Corp (Massachusetts)	8,559
12,496		Integra Bank Corp	266,665
7,891	*	ITLA Capital Corp	385,475
14,601		KNBT Bancorp, Inc	237,850
35,090		MAF Bancorp, Inc	1,452,024
36,483		MB Financial, Inc	1,291,498
53		Mercantile Bank Corp	2,041
40,196		Mid-State Bancshares	1,075,243
35,500		NewAlliance Bancshares, Inc	516,170
21,200		Old National Bancorp	458,768
2,675		Old Second Bancorp, Inc	81,775
100		Omega Financial Corp	2,787
4,071		Pennfed Financial Services, Inc	74,988
600		PFF Bancorp, Inc	18,312
36,904		Placer Sierra Bancshares	1,022,610
1,300		Preferred Bank	57,850

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,864		Premierwest Bancorp	$68,096
11,294		Prosperity Bancshares, Inc	324,590
25,567		Provident Bankshares Corp	863,398
1,533		Provident Financial Holdings	40,318
22,600		Provident Financial Services, Inc	418,326
3,125		Provident New York Bancorp	34,406
8,690		R & G Financial Corp (Class B)	114,708
8,749		Sierra Bancorp	199,390
1,400	*	State National Bancshares, Inc	37,380
200		Sterling Financial Corp (Pennsylvania)	3,960
46,976		Sterling Financial Corp (Spokane)	1,173,460
9,457		Suffolk Bancorp	319,363
26,286	*	Sun Bancorp, Inc (New Jersey)	519,149
23,508	*	SVB Financial Group	1,101,115
21,001		Taylor Capital Group, Inc	848,440
6,900	*	Texas Capital Bancshares, Inc	154,629
40,416		TierOne Corp	1,188,635
21,370		UMB Financial Corp	1,365,757
1,714		United Security Bancshares	45,952
3,600		Univest Corp of Pennsylvania	87,372
96,600		W Holding Co, Inc	795,018
6,132		Westamerica Bancorporation	325,425

		TOTAL DEPOSITORY INSTITUTIONS	34,444,667

EATING AND DRINKING PLACES - 2.36%
4,194		Bob Evans Farms, Inc	96,714
3,317	*	California Pizza Kitchen, Inc	106,044
24,024	*	CEC Entertainment, Inc	817,777
121,250		CKE Restaurants, Inc	1,638,088
3,800	*	Dave & Buster's, Inc	66,918
40,600		Domino's Pizza, Inc	982,520
16,900		IHOP Corp	792,779
16,900	*	Jack in the Box, Inc	590,317
16,015	*	Krispy Kreme Doughnuts, Inc	91,926
6,000		Landry's Restaurants, Inc	160,260
8,797		Lone Star Steakhouse & Saloon, Inc	208,841
6,400	*	Luby's, Inc	85,120
3,200	*	McCormick & Schmick's Seafood Restaurants, Inc	72,352
7,512	*	O'Charleys, Inc	116,511
27,177	*	Papa John's International, Inc	1,611,868
3,900	*	PF Chang's China Bistro, Inc	193,557
20,836	*	Rare Hospitality International, Inc	633,206
1,277	*	Red Robin Gourmet Burgers, Inc	65,076
7,300		Ruby Tuesday, Inc	188,997
9,386	*	Ryan's Restaurant Group, Inc	113,195
3,400	*	The Steak N Shake Co	57,630

		TOTAL EATING AND DRINKING PLACES	8,689,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

EDUCATIONAL SERVICES - 0.12%
13,569	*	Corinthian Colleges, Inc	$159,843
6,900	*	Educate, Inc	81,420
2,136		Strayer Education, Inc	200,143

		TOTAL EDUCATIONAL SERVICES	441,406

ELECTRIC, GAS, AND SANITARY SERVICES - 3.00%
2,500		American States Water Co	77,000
58,665	*	Aquila, Inc	211,194
14,200		Avista Corp	251,482
3,747		Black Hills Corp	129,684
128,700	b,*	Calpine Corp	26,770
600		Central Vermont Public Service Corp	10,806
1,800		CH Energy Group, Inc	82,620
23,400	*	Clean Harbors, Inc	674,154
39,700		Cleco Corp	827,745
5	*	CMS Energy Corp	73
1,921		Connecticut Water Service, Inc	47,084
30,220	*	Covanta Holding Corp	455,113
11,757		Duquesne Light Holdings, Inc	191,874
4,086	*	Duratek, Inc	61,004
3,600	*	El Paso Electric Co	75,744
6		Energen Corp	218
2,700		EnergySouth, Inc	72,306
3,200		Idacorp, Inc	93,760
2,500		ITC Holdings Corp	70,225
13,200		Laclede Group, Inc	385,572
6,431		Metal Management, Inc	149,585
2,441		MGE Energy, Inc	82,774
41,000		New Jersey Resources Corp	1,717,490
25,900		Nicor, Inc	1,018,129
11,700		Northwest Natural Gas Co	399,906
14,854		NorthWestern Corp	461,514
3,300		Ormat Technologies, Inc	86,262
8,811		Otter Tail Corp	255,343
11,455		Peoples Energy Corp	401,727
8,439	*	Pico Holdings, Inc	272,242
8,692		Resource America, Inc (Class A)	148,199
53,601	*	Sierra Pacific Resources	698,957
1,300		SJW Corp	59,150
7,800		South Jersey Industries, Inc	227,292
2,800		Southwest Gas Corp	73,920
2,500		UIL Holdings Corp	114,975
2,400		Unisource Energy Corp	74,880
18,100	*	Waste Connections, Inc	623,726
14,500		WGL Holdings, Inc	435,870

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,046,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES				VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.17%			$
2,000		Acuity Brands, Inc		63,600
31,245	*	Adaptec, Inc		181,846
65,147	*	Aeroflex, Inc		700,330
10,700		Alliance One International, Inc		41,730
4,800	*	American Superconductor Corp		37,776
10,162	*	AMIS Holdings, Inc		108,225
43,700	*	Applied Micro Circuits Corp		112,309
4,121		Applied Signal Technology, Inc		93,547
68,530	*	Arris Group, Inc		648,979
11,240	*	Artesyn Technologies, Inc		115,772
48,500	*	Atmel Corp		149,865
2,789	*	ATMI, Inc		78,008
3,626		Bel Fuse, Inc (Class B)		115,307
6,000	*	Benchmark Electronics, Inc		201,780
117,695	*	Brocade Communications Systems, Inc		479,019
3,017	*	Catapult Communications Corp		44,621
7,276	*	Ceradyne, Inc		318,689
8,579	*	Checkpoint Systems, Inc		211,472
112,000	*	Ciena Corp		332,640
6,508	*	Comtech Telecommunications Corp		198,754
91,400	*	Conexant Systems, Inc		206,564
10,700		CTS Corp		118,342
4,500		Cubic Corp		89,820
5,461	*	Cymer, Inc		193,920
5,520	*	Diodes, Inc		171,396
9,447	*	Ditech Communications Corp		78,882
4,558	*	DSP Group, Inc		114,223
6,570	*	Electro Scientific Industries, Inc		158,666
2,200	*	Energy Conversion Devices, Inc		89,650
1,500	*	EnerSys		19,560
6,000	*	Evergreen Solar, Inc		63,900
10,500	*	Exar Corp		131,460
10,800	*	Fairchild Semiconductor International, Inc		182,628
4,081		Franklin Electric Co, Inc		161,363
7,300	*	FuelCell Energy, Inc		61,831
34,900	*	Gemstar-TV Guide International, Inc		91,089
6,321	*	Genlyte Group, Inc		338,616
166,076	*	Glenayre Technologies, Inc		539,747
10,867	*	GrafTech International Ltd		67,593
2,100	*	Greatbatch, Inc		54,621
48,700	*	Harmonic, Inc		236,195
9,900	*	Hexcel Corp		178,695
5,400	*	Hutchinson Technology, Inc		153,630
34,700		Imation Corp		1,598,629
19,459	*	Integrated Device Technology, Inc		256,470
23,800	*	Interdigital Communications Corp		436,016
4,717		Inter-Tel, Inc		92,312
12,600	*	InterVoice, Inc		100,296
7,055	*	IXYS Corp		82,473
2,902	*	Lifeline Systems, Inc		106,097
3,915		Lincoln Electric Holdings, Inc		155,269

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,655	*	Littelfuse, Inc	$45,099
2,985		LSI Industries, Inc	46,745
11,271	*	Mattson Technology, Inc	113,386
93,935	*	Maxtor Corp	651,909
9,600		Maytag Corp	180,672
17,729	*	McData Corp (Class A)	67,370
6,200	*	Mercury Computer Systems, Inc	127,906
10,451		Methode Electronics, Inc	104,196
17,286	*	Metrologic Instruments, Inc	332,928
8,294	*	Micrel, Inc	96,210
9,456	*	Microsemi Corp	261,553
11,818	*	MIPS Technologies, Inc	67,126
9,900	*	Moog, Inc	280,962
2,400	*	Multi-Fineline Electronix, Inc	115,608
9,096	*	Netlogic Microsystems, Inc	247,775
28,267	*	Omnivision Technologies, Inc	564,209
42,116	*	ON Semiconductor Corp	232,901
6,033	*	Openwave Systems, Inc	105,397
5,100		Park Electrochemical Corp	132,498
17,092	*	Pericom Semiconductor Corp	136,223
19,381	*	Photronics, Inc	291,878
11,866	*	Pixelworks, Inc	60,279
20,600		Plantronics, Inc	582,980
12,910	*	Plexus Corp	293,573
13,700	*	PMC - Sierra, Inc	105,627
50,488	*	Polycom, Inc	772,466
4,570	*	Portalplayer, Inc	129,422
11,300	*	Power-One, Inc	68,026
8,300	*	Powerwave Technologies, Inc	104,331
8,974	*	Rambus, Inc	145,289
3,823		Raven Industries, Inc	110,294
7,600		Regal-Beloit Corp	269,040
27,500	*	RF Micro Devices, Inc	148,775
7,458	*	Seachange International, Inc	58,918
15,395	*	Semtech Corp	281,113
21,175	*	Sigmatel, Inc	277,393
61,170	*	Silicon Image, Inc	553,589
12,652	*	Silicon Laboratories, Inc	463,822
19,410	*	Silicon Storage Technology, Inc	98,021
34,406	*	Skyworks Solutions, Inc	175,127
11,100		Spectralink Corp	131,757
4,248	*	Standard Microsystems Corp	121,875
8,854	*	Supertex, Inc	391,790
23,142	*	Sycamore Networks, Inc	99,973
12,993	*	Symmetricom, Inc	110,051
27,620	*	Synaptics, Inc	682,766
7,200		Technitrol, Inc	123,120
12,121	*	Tekelec	168,482
13,023	*	Tessera Technologies, Inc	336,645
17,293	*	Triquint Semiconductor, Inc	76,954
12,156	*	TTM Technologies, Inc	114,266
3,923	*	Universal Electronics, Inc	67,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

10,900	*	Varian Semiconductor Equipment Associates, Inc	$478,837
5,163	*	Viasat, Inc	138,007
1,300	*	Volterra Semiconductor Corp	19,500
46,258	*	Westell Technologies, Inc	208,161

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	22,734,635

ENGINEERING AND MANAGEMENT SERVICES - 2.09%
32,319	*	Amylin Pharmaceuticals, Inc	1,290,174
21,700	*	Applera Corp (Celera Genomics Group)	237,832
3,300		CDI Corp	90,420
3,758	*	CRA International, Inc	179,219
13,900	*	CuraGen Corp	42,812
12,712	*	CV Therapeutics, Inc	314,368
16,098	*	deCODE genetics, Inc	132,969
23,026	*	DiamondCluster International, Inc	182,826
9,985	*	Digitas, Inc	125,012
6,265	*	eResearch Technology, Inc	94,602
24,423	*	Exelixis, Inc	230,065
2,036	*	Exponent, Inc	57,782
14,788	*	Harris Interactive, Inc	63,736
656	*	Huron Consulting Group, Inc	15,737
18,758	*	ICOS Corp	518,284
8,048	*	Keryx Biopharmaceuticals, Inc	117,823
4,300	*	LECG Corp	74,734
18,626	*	Lexicon Genetics, Inc	67,985
2,900		MAXIMUS, Inc	106,401
7,428	*	Maxygen, Inc	55,784
35,748	*	Monogram Biosciences, Inc	66,849
2,200	*	MTC Technologies, Inc	60,236
11,470	*	Myriad Genetics, Inc	238,576
8,517	*	Navigant Consulting, Inc	187,204
6,737	*	Neurogen Corp	44,397
7,192	*	Orchid Cellmark, Inc	54,659
5,162	*	Per-Se Technologies, Inc	120,584
10,198	*	Regeneron Pharmaceuticals, Inc	162,658
3,555	*	Resources Connection, Inc	92,643
6,900	*	Rigel Pharmaceuticals, Inc	57,684
17,900	*	Savient Pharmaceuticals, Inc	66,946
7,793	*	Seattle Genetics, Inc	36,783
7,002	*	Senomyx, Inc	84,864
5,370	*	SFBC International, Inc	85,974
37,800	*	Shaw Group, Inc	1,099,602
7,352	*	Sourcecorp	176,301
4,596	*	Symyx Technologies, Inc	125,425
5,200	*	Trimeris, Inc	59,748
4,645	*	URS Corp	174,698
11,364		Washington Group International, Inc	601,951
4,000		Watson Wyatt & Co Holdings	111,600

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,707,947

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 1.04%
3,200		Ameron International Corp	$145,856
3,100		CIRCOR International, Inc	79,546
23,153		Commercial Metals Co	869,164
3,747	*	Commercial Vehicle Group, Inc	70,369
20,300		Crane Co	715,981
5,172		Dynamic Materials Corp	155,263
11,300	*	Earle M Jorgensen Co	104,299
6,700	*	Griffon Corp	159,527
2,311		Gulf Island Fabrication, Inc	56,180
8,400	*	Jacuzzi Brands, Inc	70,560
2,400	*	NCI Building Systems, Inc	101,952
12,966		Silgan Holdings, Inc	468,332
6,700		Simpson Manufacturing Co, Inc	243,545
5,600		Sun Hydraulics Corp	108,248
14,100	*	Taser International, Inc	98,418
3,700		Valmont Industries, Inc	123,802
3,500	*	Water Pik Technologies, Inc	75,145
6,500		Watts Water Technologies, Inc (Class A)	196,885

		TOTAL FABRICATED METAL PRODUCTS	3,843,072

FOOD AND KINDRED PRODUCTS - 0.94%
11,200		Corn Products International, Inc	267,568
18,790	*	Darling International, Inc	74,596
1,900		Diamond Foods, Inc	37,563
14,900		Flowers Foods, Inc	410,644
14,469	*	Gold Kist, Inc	216,312
2,050	*	Hansen Natural Corp	161,561
77,200	*	Hercules, Inc	872,360
896		J&J Snack Foods Corp	53,231
12,037		Lancaster Colony Corp	445,971
2,800	*	M&F Worldwide Corp	45,696
2,300	*	Peet's Coffee & Tea, Inc	69,805
2,900		Premium Standard Farms, Inc	43,384
18,600	*	Ralcorp Holdings, Inc	742,326

		TOTAL FOOD AND KINDRED PRODUCTS	3,441,017

FOOD STORES - 0.52%
100		Arden Group, Inc (Class A)	9,099
2,961		Ingles Markets, Inc (Class A)	46,340
30,172	*	Pantry, Inc	1,417,782
14,099	*	Pathmark Stores, Inc	140,849
9,800		Ruddick Corp	208,544
2,400		Weis Markets, Inc	103,296

		TOTAL FOOD STORES	1,925,910

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 1.36%
6,400	*	BE Aerospace, Inc	$140,800
19,500		Ethan Allen Interiors, Inc	712,335
47,700		Furniture Brands International, Inc	1,065,141
3,982		Hooker Furniture Corp	68,291
6,900	*	Interface, Inc (Class A)	56,718
8,565		Kimball International, Inc (Class B)	91,046
88,100		La-Z-Boy, Inc	1,194,636
47,020	*	Select Comfort Corp	1,285,997
17,538		Stanley Furniture Co, Inc	406,531

		TOTAL FURNITURE AND FIXTURES	5,021,495

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
8,400	*	Bell Microproducts, Inc	64,260
5,520	*	GameStop Corp	175,646
3,143	*	Guitar Center, Inc	157,181
6,700		Haverty Furniture Cos, Inc	86,363
18,400		Knoll, Inc	314,824
4,800	*	Linens 'n Things, Inc	127,680
5,081		Movie Gallery, Inc	28,504
14,419	*	Trans World Entertainment Corp	82,188
5,169		Tuesday Morning Corp	108,135

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,144,781

GENERAL BUILDING CONTRACTORS - 0.34%
9,796		Brookfield Homes Corp	487,155
5,163	*	Comstock Homebuilding Cos, Inc	72,850
4,600		Levitt Corp (Class A)	104,604
6,700	*	Perini Corp	161,805
4,425		Technical Olympic USA, Inc	93,323
2,100		Walter Industries, Inc	104,412
5,200	*	WCI Communities, Inc	139,620
700	*	William Lyon Homes, Inc	70,630

		TOTAL GENERAL BUILDING CONTRACTORS	1,234,399

GENERAL MERCHANDISE STORES - 0.29%
17,100	*	Big Lots, Inc	205,371
1,900		Bon-Ton Stores, Inc	36,347
9,235		Casey's General Stores, Inc	229,028
6,300		Fred's, Inc	102,501
4,900	*	Retail Ventures, Inc	60,956
22,885		Stein Mart, Inc	415,363

		TOTAL GENERAL MERCHANDISE STORES	1,049,566

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

HEALTH SERVICES - 1.69%
500	*	Allied Healthcare International, Inc	$3,070
2,853	*	Amedisys, Inc	120,511
3,512	*	America Service Group, Inc	55,700
8,100	*	American Retirement Corp	203,553
8,717	*	Amsurg Corp	199,271
9,150	*	Apria Healthcare Group, Inc	220,607
63,400	*	Beverly Enterprises, Inc	739,878
8,100	*	Enzo Biochem, Inc	100,602
18,835	*	Genesis HealthCare Corp	687,854
16,014	*	Gentiva Health Services, Inc	236,046
23,983		Hooper Holmes, Inc	61,157
21,200	*	Kindred Healthcare, Inc	546,112
1,627		LCA-Vision, Inc	77,299
22	*	LifePoint Hospitals, Inc	825
28,010	*	Magellan Health Services, Inc	880,915
12,300	*	Medcath Corp	228,165
24,941	*	Nektar Therapeutics	410,529
12,400	*	OCA, Inc	4,960
6,862	*	Odyssey HealthCare, Inc	127,908
5,572		Option Care, Inc	74,442
1,450	*	Pediatrix Medical Group, Inc	128,427
2,300	*	Psychiatric Solutions, Inc	135,102
8,900	*	RehabCare Group, Inc	179,780
4,200	*	Sunrise Senior Living, Inc	141,582
14,352	*	U.S. Physical Therapy, Inc	265,081
12,800	*	United Surgical Partners International, Inc	411,520

		TOTAL HEALTH SERVICES	6,240,896

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
7,600		Granite Construction, Inc	272,916

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	272,916

HOLDING AND OTHER INVESTMENT OFFICES - 9.56%
11,400		Acadia Realty Trust	228,570
600	*	Alexander's, Inc	147,300
14,085		Anworth Mortgage Asset Corp	102,821
18,200		Apollo Investment Corp	326,326
3,800		Arbor Realty Trust, Inc	98,496
111,000		Ashford Hospitality Trust, Inc	1,164,390
6,200		Bimini Mortgage Management, Inc (Class A)	56,110
799		Capital Southwest Corp	72,310
3,200		CentraCore Properties Trust	85,984
13,200		Colonial Properties Trust	554,136
6,827		Cousins Properties, Inc	193,204
1,700	*	Criimi MAE, Inc	33,660
6,300		Education Realty Trust, Inc	81,207
900	*	Enstar Group, Inc	59,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,100		Equity Inns, Inc	$42,005
29,200		Equity Lifestyle Properties, Inc	1,299,400
14,700		FelCor Lodging Trust, Inc	252,987
15,100		Fieldstone Investment Corp	179,086
3,343		Gladstone Capital Corp	71,473
2,400		Gladstone Investment Corp	32,616
11,700		GMH Communities Trust	181,467
5,900		Harris & Harris Group, Inc	82,010
15,900		Highwoods Properties, Inc	452,355
22,233		Home Properties, Inc	907,106
78,500		Innkeepers U.S.A. Trust	1,256,000
228,955		iShares Russell 2000 Index Fund	15,269,009
17,100		Kilroy Realty Corp	1,058,490
39,400		LaSalle Hotel Properties	1,446,768
11,900		Luminent Mortgage Capital, Inc	89,369
7,100		Maguire Properties, Inc	219,390
25,800	*	MeriStar Hospitality Corp	242,520
27,574		Mid-America Apartment Communities, Inc	1,337,339
6,900		National Health Investors, Inc	179,124
59,900		Omega Healthcare Investors, Inc	754,141
25,000		Pennsylvania Real Estate Investment Trust	934,000
11,700		Post Properties, Inc	467,415
13,300		Prentiss Properties Trust	541,044
27,400		PS Business Parks, Inc	1,348,080
44,200		Ramco-Gershenson Properties	1,177,930
246		Redwood Trust, Inc	10,150
5,300		Sovran Self Storage, Inc	248,941
12,900		Strategic Hotel Capital, Inc	265,482
4,800		Sun Communities, Inc	150,720
9,500		Tanger Factory Outlet Centers, Inc	273,030
37,000		Town & Country Trust	1,250,970

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,224,556

HOTELS AND OTHER LODGING PLACES - 0.35%
4,746		Ameristar Casinos, Inc	107,734
3,000	*	Aztar Corp	91,170
12,900	*	Bluegreen Corp	203,820
3,500	*	Gaylord Entertainment Co	152,565
2,662	*	Isle of Capri Casinos, Inc	64,846
24,400	*	La Quinta Corp	271,816
4,400		Marcus Corp	103,400
2,600	*	Monarch Casino & Resort, Inc	58,760
8,100	*	MTR Gaming Group, Inc	84,321
4,200	*	Vail Resorts, Inc	138,726

		TOTAL HOTELS AND OTHER LODGING PLACES	1,277,158

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.18%
2,000		Actuant Corp	111,600
92,525	*	Advanced Digital Information Corp	905,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

16,100	*	AGCO Corp	$266,777
23,000		Albany International Corp (Class A)	831,680
4,639	*	Astec Industries, Inc	151,510
1,616	*	ASV, Inc	40,368
22,508	*	Axcelis Technologies, Inc	107,363
2,974		Black Box Corp	140,908
56,600	*	Blount International, Inc	901,638
4,000		Briggs & Stratton Corp	155,160
13,047	*	Brooks Automation, Inc	163,479
1,220		Bucyrus International, Inc (Class A)	64,294
4,400		Cascade Corp	206,404
108,403	*	Cirrus Logic, Inc	724,132
3,300		Curtiss-Wright Corp	180,180
13,627	*	Dot Hill Systems Corp	94,435
52,190	*	Emulex Corp	1,032,840
12,454		Engineered Support Systems, Inc	518,585
23,600	*	EnPro Industries, Inc	636,020
17,242	*	Entegris, Inc	162,420
28,335	*	Extreme Networks, Inc	134,591
10,257	*	Fargo Electronics, Inc	197,447
800	*	Flanders Corp	9,728
11,400	*	Flowserve Corp	450,984
5,000	*	Gardner Denver, Inc	246,500
76,035	*	Gateway, Inc	190,848
5,011	*	Global Imaging Systems, Inc	173,531
4,296	*	Hydril	268,930
14,100	*	Intermec, Inc	476,580
2,100	*	Kadant, Inc	38,850
8,500		Kaydon Corp	273,190
21,310		Kennametal, Inc	1,087,662
8,493	*	Komag, Inc	294,367
11,824	*	Kulicke & Soffa Industries, Inc	104,524
33,700		Lennox International, Inc	950,340
3,628		Lufkin Industries, Inc	180,928
3,000		Manitowoc Co, Inc	150,660
4,385	*	Micros Systems, Inc	211,883
1,200	*	Middleby Corp	103,800
25,300		Modine Manufacturing Co	824,527
2,300		Nacco Industries, Inc (Class A)	269,445
17,603	*	Netgear, Inc	338,858
4,879		NN, Inc	51,717
7,483		Nordson Corp	303,136
11,900	*	Oil States International, Inc	376,992
31,153	*	Palm, Inc	990,665
17,950	*	PAR Technology Corp	498,292
9,600	*	Paxar Corp	188,448
3,800	*	ProQuest Co	106,058
2,400	*	Rimage Corp	69,552
816	*	Scansource, Inc	44,619
11,700		Stewart & Stevenson Services, Inc	247,221
4,477		Tecumseh Products Co (Class A)	102,568
18,000		Tennant Co	936,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

15,000	*	VeriFone Holdings, Inc	$379,500
2,500		Watsco, Inc	149,525
2,864		Woodward Governor Co	246,333

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,064,412

INSTRUMENTS AND RELATED PRODUCTS - 6.17%
5,600	*	Abiomed, Inc	51,744
3,031	*	ADE Corp	72,926
17,967	*	Align Technology, Inc	116,246
61,720	*	American Medical Systems Holdings, Inc	1,100,468
2,400	*	American Science & Engineering, Inc	149,688
3,600	*	Animas Corp	86,940
2,500	*	ARGON ST, Inc	77,450
25,996	*	Aspect Medical Systems, Inc	892,963
4,825	*	Biosite, Inc	271,599
44,779	*	Bruker BioSciences Corp	217,626
8,800	*	Caliper Life Sciences, Inc	51,744
6,733	*	Candela Corp	97,225
53,133	*	Cepheid, Inc	466,508
4,292		CNS, Inc	94,038
14,716	*	Coherent, Inc	436,771
5,607		Cohu, Inc	128,232
8,787	*	Conmed Corp	207,900
6,077	*	Dionex Corp	298,259
6,400	*	DJ Orthopedics, Inc	176,512
4,100		DRS Technologies, Inc	210,822
4,600		EDO Corp	124,476
13,400	*	ESCO Technologies, Inc	596,166
7,500	*	Esterline Technologies Corp	278,925
2,900	*	ev3, Inc	42,746
3,482	*	Excel Technology, Inc	82,802
3,579	*	FEI Co	68,609
10,000	*	Formfactor, Inc	244,300
9,464	*	Fossil, Inc	203,571
15,466	*	Foxhollow Technologies, Inc	460,732
7,600	*	Haemonetics Corp	371,336
10,600	*	HealthTronics, Inc	81,090
3,323	*	Herley Industries, Inc	54,863
3,700	*	Hologic, Inc	140,304
4,049	*	ICU Medical, Inc	158,761
5,856	*	I-Flow Corp	85,615
6,504	*	II-VI, Inc	116,226
10,527	*	Illumina, Inc	148,431
26,324	*	Integra LifeSciences Holdings Corp	933,449
16,316	*	Intuitive Surgical, Inc	1,913,377
9,000		Invacare Corp	283,410
37,508	*	Itron, Inc	1,501,820
42,231	*	Ixia	624,174
3,700		Keithley Instruments, Inc	51,726
20,700	*	Kopin Corp	110,745

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

16,841	*	Kyphon, Inc	$687,618
12,000	*	LaBarge, Inc	172,440
3,469	*	LeCroy Corp	53,041
3,100	*	Measurement Specialties, Inc	75,485
1	*	Merit Medical Systems, Inc	12
32,300		Mine Safety Appliances Co	1,169,583
32,514	*	MKS Instruments, Inc	581,675
5,046	*	Molecular Devices Corp	145,981
4,200		Movado Group, Inc	76,860
17,748		MTS Systems Corp	614,791
14,900	*	Neurometrix, Inc	406,472
6,316	*	Newport Corp	85,519
4,500	*	NuVasive, Inc	81,450
7,200		Oakley, Inc	105,768
1,464		PolyMedica Corp	49,000
8,728	*	Rofin-Sinar Technologies, Inc	379,406
3,761	*	Rudolph Technologies, Inc	48,442
5,503	*	Sirf Technology Holdings, Inc	163,989
20,450		STERIS Corp	511,659
11,800	*	Sybron Dental Specialties, Inc	469,758
28,200	*	Teledyne Technologies, Inc	820,620
32,031	*	Thoratec Corp	662,721
68,548	*	TriPath Imaging, Inc	414,030
6,000		United Industrial Corp	248,220
13,782	*	Varian, Inc	548,386
1,649		Vital Signs, Inc	70,610
10,660		X-Rite, Inc	106,600
2,675		Young Innovations, Inc	91,164

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	22,724,615

INSURANCE AGENTS, BROKERS AND SERVICE - 0.08%
7,000		Clark, Inc	92,750
1,400		Hilb Rogal & Hobbs Co	53,914
2,100		National Financial Partners Corp	110,355
3,415	*	USI Holdings Corp	47,025

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	304,044

INSURANCE CARRIERS - 2.62%
6,800		21st Century Insurance Group	110,024
6,110		Affirmative Insurance Holdings, Inc	89,145
2,089		Alfa Corp	33,633
25,581	*	American Physicians Capital, Inc	1,171,354
1,683	*	Argonaut Group, Inc	55,152
14,600		Bristol West Holdings, Inc	277,838
29,202	*	Centene Corp	767,721
4,744	*	Ceres Group, Inc	24,526
500		Delphi Financial Group, Inc (Class A)	23,005
8,643		Direct General Corp	146,067

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

733		Donegal Group, Inc	$17,035
17,250		EMC Insurance Group, Inc	343,965
5,600		Great American Financial Resources, Inc	111,104
1,825		Harleysville Group, Inc	48,363
7,719	*	HealthExtras, Inc	193,747
36,500		Horace Mann Educators Corp	692,040
5,405		Infinity Property & Casualty Corp	201,120
20,300		LandAmerica Financial Group, Inc	1,266,720
3,074		Midland Co	110,787
16,030	*	Molina Healthcare, Inc	427,039
388		National Western Life Insurance Co (Class A)	80,281
13,364		Ohio Casualty Corp	378,468
5,500		Phoenix Cos, Inc	75,020
6,190	*	PMA Capital Corp (Class A)	56,515
9,478		Presidential Life Corp	180,461
5,800	*	ProAssurance Corp	282,112
16,000		RLI Corp	797,920
5,341		Safety Insurance Group, Inc	215,616
700	*	SeaBright Insurance Holdings, Inc	11,641
8,416		Selective Insurance Group, Inc	446,890
1,991		State Auto Financial Corp	72,592
5,500		Stewart Information Services Corp	267,685
3,501	*	Triad Guaranty, Inc	154,009
6,800		UICI	241,468
5,200	*	WellCare Health Plans, Inc	212,420
1,450		Zenith National Insurance Corp	66,874

		TOTAL INSURANCE CARRIERS	9,650,357

JUSTICE, PUBLIC ORDER AND SAFETY - 0.09%
6,200	*	Corrections Corp of America	278,814
2,900	*	Geo Group, Inc	66,497

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	345,311

LEATHER AND LEATHER PRODUCTS - 0.28%
4,000		Brown Shoe Co, Inc	169,720
5,900	*	Genesco, Inc	228,861
8,794		Steven Madden Ltd	257,049
200		Weyco Group, Inc	3,820
17,150		Wolverine World Wide, Inc	385,189

		TOTAL LEATHER AND LEATHER PRODUCTS	1,044,639

LEGAL SERVICES - 0.22%
26,100	*	FTI Consulting, Inc	716,184
2,100		Pre-Paid Legal Services, Inc	80,241

		TOTAL LEGAL SERVICES	796,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.18%
1,570		American Woodmark Corp	$38,920
22,500	*	Champion Enterprises, Inc	306,450
1,700		Deltic Timber Corp	88,162
1,000		Skyline Corp	36,400
3,430		Universal Forest Products, Inc	189,508

		TOTAL LUMBER AND WOOD PRODUCTS	659,440

METAL MINING - 0.28%
6,600		Cleveland-Cliffs, Inc	584,562
39,700	*	Coeur d'Alene Mines Corp	158,800
18,300	*	Hecla Mining Co	74,298
3,150		Royal Gold, Inc	109,400
9,600	*	Stillwater Mining Co	111,072

		TOTAL METAL MINING	1,038,132

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
11,600		Blyth, Inc	243,020
5,200		Callaway Golf Co	71,968
4,300		Charles & Colvard Ltd	86,860
4,300		Daktronics, Inc	127,151
390		Escalade, Inc	4,590
8,927	*	Jakks Pacific, Inc	186,931
4,900		Marine Products Corp	51,401
7,400		Nautilus, Inc	138,084
3,641	*	RC2 Corp	129,328
2,700	*	Shuffle Master, Inc	67,878
600	*	Steinway Musical Instruments, Inc	15,306
28,600		Yankee Candle Co, Inc	732,160

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,854,677

MISCELLANEOUS RETAIL - 1.10%
199	*	1-800-FLOWERS.COM, Inc (Class A)	1,278
6,046		Big 5 Sporting Goods Corp	132,347
1,432		Blair Corp	55,762
2,500	*	Build-A-Bear Workshop, Inc	74,100
30,800		Cash America International, Inc	714,252
6,662	*	Coldwater Creek, Inc	203,391
4,169	*	Hibbett Sporting Goods, Inc	118,733
19,400		Longs Drug Stores Corp	705,966
1,800	*	Nutri/System, Inc	64,836
22,623	*	Petco Animal Supplies, Inc	496,575
33,371	*	Priceline.com, Inc	744,841
3,151	*	Sharper Image Corp	30,691
7,500	*	Sports Authority, Inc	233,475
4,000	*	Stamps.com, Inc	91,840

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,400		World Fuel Services Corp	$114,648
10,040	*	Zale Corp	252,506

		TOTAL MISCELLANEOUS RETAIL	4,035,241

MOTION PICTURES - 0.33%
21,500		Blockbuster, Inc (Class A)	80,625
3,559		Carmike Cinemas, Inc	90,256
58,126	*	Macrovision Corp	972,448
7,155	*	Time Warner Telecom, Inc (Class A)	70,477

		TOTAL MOTION PICTURES	1,213,806

NONDEPOSITORY INSTITUTIONS - 1.29%
2,416	*	Accredited Home Lenders Holding Co	119,785
15,700		Advance America Cash Advance Centers, Inc	194,680
1,688		Advanta Corp (Class A)	50,859
1,700		Advanta Corp (Class B)	55,148
3,200		Ares Capital Corp	51,424
3,060		Asta Funding, Inc	83,660
31,500		CharterMac	667,170
7,200	*	Collegiate Funding Services LLC	142,200
13,258	*	CompuCredit Corp	510,168
2,228	*	Credit Acceptance Corp	35,871
29,584		Doral Financial Corp	313,590
7,089	*	Encore Capital Group, Inc	122,994
4,500		Federal Agricultural Mortgage Corp (Class C)	134,685
41,395	*	First Cash Financial Services, Inc	1,207,078
28,498		MCG Capital Corp	415,786
4,700		NGP Capital Resources Co	61,711
10,100	*	Ocwen Financial Corp	87,870
16,890	*	World Acceptance Corp	481,365

		TOTAL NONDEPOSITORY INSTITUTIONS	4,736,044

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
3,600		AMCOL International Corp	73,872
2,200		Compass Minerals International, Inc	53,988

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	127,860

OIL AND GAS EXTRACTION - 3.14%
2,864	*	Atlas America, Inc	172,470
2,050	*	ATP Oil & Gas Corp	75,871
3,900	*	Atwood Oceanics, Inc	304,317
2,637		Berry Petroleum Co (Class A)	150,836
2,300	*	Bill Barrett Corp	88,803
2,000	*	Bronco Drilling Co, Inc	46,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

22,472		Cabot Oil & Gas Corp (Class A)	$1,013,487
6,000	*	Cal Dive International, Inc	215,340
4,000	*	Callon Petroleum Co	70,600
7,400	*	Cheniere Energy, Inc	275,428
17,820		Cimarex Energy Co	766,438
2,100	*	Comstock Resources, Inc	64,071
4,818	*	Edge Petroleum Corp	120,016
7,400	*	Encore Acquisition Co	237,096
4,850	*	FX Energy, Inc	38,703
9,100	*	Gasco Energy, Inc	59,423
40,711	*	Global Industries Ltd	462,070
93,700	*	Grey Wolf, Inc	724,301
5	*	Hanover Compressor Co	71
24,900	*	Harvest Natural Resources, Inc	221,112
3,300	*	Houston Exploration Co	174,240
4,900	*	KCS Energy, Inc	118,678
3,700	*	McMoRan Exploration Co	73,149
19,940	*	Meridian Resource Corp	83,748
11,000	*	Newpark Resources, Inc	83,930
3,800	*	Oceaneering International, Inc	189,164
56,300	*	Parker Drilling Co	609,729
500	v*	PetroCorp (Escrow)	0
8,416	*	PetroHawk Energy Corp	111,260
5,194	*	Petroleum Development Corp	173,168
6,700	*	Remington Oil & Gas Corp	244,550
6,150		RPC, Inc	161,991
2,500	*	SEACOR Holdings, Inc	170,250
31,300		St. Mary Land & Exploration Co	1,152,153
3,500	*	Stone Energy Corp	159,355
7,400	*	Superior Energy Services	155,770
20,600	*	Swift Energy Co	928,442
2,300	*	Tetra Technologies, Inc	70,196
7,100		Todco	270,226
2,450	*	Toreador Resources Corp	51,622
12,379	*	Transmontaigne, Inc	81,701
25,500	*	Veritas DGC, Inc	904,995
6,800		W&T Offshore, Inc	199,920
4,900	*	W-H Energy Services, Inc	162,092
3,300	*	Whiting Petroleum Corp	132,000

		TOTAL OIL AND GAS EXTRACTION	11,568,802

PAPER AND ALLIED PRODUCTS - 0.47%
5,177		Bowater, Inc	159,037
9,000	*	Buckeye Technologies, Inc	72,450
600		Chesapeake Corp	10,188
4,600		Glatfelter	65,274
4,500		Greif, Inc (Class A)	298,260
14,400		Longview Fibre Co	299,664
2,400		Neenah Paper, Inc	67,200
7,700	*	Playtex Products, Inc	105,259

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,300		Potlatch Corp	$168,234
26,200		Rock-Tenn Co (Class A)	357,630
2,800		Schweitzer-Mauduit International, Inc	69,384
5,000		Wausau Paper Corp	59,250

		TOTAL PAPER AND ALLIED PRODUCTS	1,731,830

PERSONAL SERVICES - 0.18%
2,770	*	Coinstar, Inc	63,239
4,024		G & K Services, Inc (Class A)	157,942
9,200		Jackson Hewitt Tax Service, Inc	254,932
2,600		Regis Corp	100,282
2,500		Unifirst Corp	77,750

		TOTAL PERSONAL SERVICES	654,145

PETROLEUM AND COAL PRODUCTS - 1.20%
69,964	*	Alon USA Energy, Inc	1,374,793
2,500		ElkCorp	84,150
21,279		Frontier Oil Corp	798,601
18,300	*	Giant Industries, Inc	950,868
11,522	*	Headwaters, Inc	408,340
9,400		Holly Corp	553,378
1,605		Tesoro Corp	98,788
5,000		WD-40 Co	131,300

		TOTAL PETROLEUM AND COAL PRODUCTS	4,400,218

PRIMARY METAL INDUSTRIES - 2.24%
18,900	*	AK Steel Holding Corp	150,255
17,900	*	Aleris International, Inc	577,096
16,800		Belden CDT, Inc	410,424
4,400	*	Brush Engineered Materials, Inc	69,960
1,900		Carpenter Technology Corp	133,893
6,741	*	Century Aluminum Co	176,682
3,944	*	Chaparral Steel Co	119,306
16,200	*	CommScope, Inc	326,106
2,239	*	Encore Wire Corp	50,960
10,500	*	General Cable Corp	206,850
7,151		Gibraltar Industries, Inc	164,044
13,400	*	Lone Star Technologies, Inc	692,244
5,599		Matthews International Corp (Class A)	203,860
12,700	*	Maverick Tube Corp	506,222
2,100		Mueller Industries, Inc	57,582
34,840	*	NS Group, Inc	1,456,660
5,045	*	Oregon Steel Mills, Inc	148,424
21,750		Quanex Corp	1,086,848
3,400		Roanoke Electric Steel Corp	80,240
3,600	*	RTI International Metals, Inc	136,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

6,371		Schnitzer Steel Industries, Inc (Class A)	$194,889
14,359		Steel Dynamics, Inc	509,888
1,627		Steel Technologies, Inc	45,540
5,000	*	Superior Essex, Inc	100,800
1,300		Texas Industries, Inc	64,792
1,700	*	Titanium Metals Corp	107,542
4,900		Tredegar Corp	63,161
21,200		Worthington Industries, Inc	407,252

		TOTAL PRIMARY METAL INDUSTRIES	8,248,140

PRINTING AND PUBLISHING - 0.94%
3,600		Banta Corp	179,280
14,400	*	Cenveo, Inc	189,504
6,400	*	Consolidated Graphics, Inc	302,976
1,658		CSS Industries, Inc	50,950
7,400		Ennis, Inc	134,458
11,506		John H Harland Co	432,626
6,600		Journal Communications, Inc	92,070
13,000		Journal Register Co	194,350
2,800	*	Martha Stewart Living Omnimedia, Inc (Class A)	48,804
9,100		Media General, Inc (Class A)	461,370
354	*	Presstek, Inc	3,200
14,300	*	Primedia, Inc	23,023
28,400		Reader's Digest Association, Inc (Class A)	432,248
11,980	*	Scholastic Corp	341,550
4,300		Standard Register Co	67,983
4,300		Thomas Nelson, Inc	105,995
14,400	*	Valassis Communications, Inc	418,608

		TOTAL PRINTING AND PUBLISHING	3,478,995

RAILROAD TRANSPORTATION - 0.16%
24,095	*	Kansas City Southern Industries, Inc	588,641

		TOTAL RAILROAD TRANSPORTATION	588,641

REAL ESTATE - 1.19%
40,108	*	Alderwoods Group, Inc	636,514
1,700		Consolidated-Tomoka Land Co	120,530
16,971	*	Housevalues, Inc	221,132
31,400		Jones Lang LaSalle, Inc	1,580,990
17,862		Stewart Enterprises, Inc (Class A)	96,633
53,300	*	Trammell Crow Co	1,367,145
42,200	*	ZipRealty, Inc	355,324

		TOTAL REAL ESTATE	4,378,268

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
4,940	*	Goodyear Tire & Rubber Co	$85,857
28,241		Schulman (A.), Inc	607,746
17,700	*	Skechers U.S.A., Inc (Class A)	271,164
3,900		Spartech Corp	85,605
17,800		Titan International, Inc	307,050
13,600		Tupperware Corp	304,640

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,662,062

SECURITY AND COMMODITY BROKERS - 0.93%
1,000		BKF Capital Group, Inc	18,950
6,660		Calamos Asset Management, Inc (Class A)	209,457
1,700	*	GFI Group, Inc	80,631
11,800	*	Investment Technology Group, Inc	418,192
96,676	*	Knight Capital Group, Inc	956,126
43,200	*	LaBranche & Co, Inc	436,752
6,464	*	MarketAxess Holdings, Inc	73,884
2,500	*	Morningstar, Inc	86,600
13,100	*	Nasdaq Stock Market, Inc	460,858
3,516		optionsXpress Holdings, Inc	86,318
2,200	*	Piper Jaffray Cos	88,880
4,300	*	Stifel Financial Corp	161,637
4,700		SWS Group, Inc	98,418
11,500		Waddell & Reed Financial, Inc (Class A)	241,155

		TOTAL SECURITY AND COMMODITY BROKERS	3,417,858

SOCIAL SERVICES - 0.26%
20,114	*	Bright Horizons Family Solutions, Inc	745,224
11,915	*	Res-Care, Inc	206,964

		TOTAL SOCIAL SERVICES	952,188

SPECIAL TRADE CONTRACTORS - 0.82%
13,202	*	AsiaInfo Holdings, Inc	52,544
7,500		Chemed Corp	372,600
13,500		Comfort Systems USA, Inc	124,200
8,200	*	Dycom Industries, Inc	180,400
26,200	*	EMCOR Group, Inc	1,769,286
2,900	*	Layne Christensen Co	73,747
34,400	*	Quanta Services, Inc	453,048

		TOTAL SPECIAL TRADE CONTRACTORS	3,025,825

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
7,943		Apogee Enterprises, Inc	128,835
2,132	*	Cabot Microelectronics Corp	62,532

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,500		CARBO Ceramics, Inc	$84,780
500		Eagle Materials, Inc	61,180
900	b,*	USG Corp	58,500

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	395,827

TEXTILE MILL PRODUCTS - 0.05%
5,097	*	Dixie Group, Inc	70,237
2,000		Oxford Industries, Inc	109,400

		TOTAL TEXTILE MILL PRODUCTS	179,637

TOBACCO PRODUCTS - 0.03%
1,700		Universal Corp (Virginia)	73,712
1,200		Vector Group Ltd	21,804

		TOTAL TOBACCO PRODUCTS	95,516

TRANSPORTATION BY AIR - 0.86%
138,078	*	ABX Air, Inc	1,081,151
24,150	*	Airtran Holdings, Inc	387,125
25,100	*	Continental Airlines, Inc (Class B)	534,630
12,060	b,*	Delta Air Lines, Inc	9,045
21,298	*	EGL, Inc	800,166
12,900	*	ExpressJet Holdings, Inc	104,361
5,900	*	Offshore Logistics, Inc	172,280
6,969	*	World Air Holdings, Inc	67,042

		TOTAL TRANSPORTATION BY AIR	3,155,800

TRANSPORTATION EQUIPMENT - 2.44%
2,500		A.O. Smith Corp	87,750
18,600	*	AAR Corp	445,470
8,028	*	Aftermarket Technology Corp	156,064
11,100		American Axle & Manufacturing Holdings, Inc	203,463
8,997		Arctic Cat, Inc	180,480
5,550	*	Armor Holdings, Inc	236,708
15,800		ArvinMeritor, Inc	227,362
8,900		Clarcor, Inc	264,419
14,600		Federal Signal Corp	219,146
6,300	*	Fleetwood Enterprises, Inc	77,805
7,650		Freightcar America, Inc	367,812
9,200	*	GenCorp, Inc	163,300
21,900	*	Group 1 Automotive, Inc	688,317
4,500		Heico Corp	116,460
38,500		JLG Industries, Inc	1,757,910
6,995		Kaman Corp (Class A)	137,732
3,900		Monaco Coach Corp	51,870

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

15,100	*	Orbital Sciences Corp	$193,884
1,700	*	Sequa Corp (Class A)	117,385
2,200		Superior Industries International, Inc	48,972
8,760	*	Tenneco, Inc	171,784
13,100		Thor Industries, Inc	524,917
1,200		Trinity Industries, Inc	52,884
5,700	*	Triumph Group, Inc	208,677
101,300	*	Visteon Corp	634,138
36,600		Wabash National Corp	697,230
9,400		Westinghouse Air Brake Technologies Corp	252,860
20,900		Winnebago Industries, Inc	695,552

		TOTAL TRANSPORTATION EQUIPMENT	8,980,351

TRANSPORTATION SERVICES - 0.77%
3,300		Ambassadors Group, Inc	75,537
13,000		GATX Corp	469,040
30,443	*	HUB Group, Inc	1,076,160
1,586	*	Navigant International, Inc	17,208
44,192		Pacer International, Inc	1,151,644
3,760	*	Pegasus Solutions, Inc	33,727

		TOTAL TRANSPORTATION SERVICES	2,823,316

TRUCKING AND WAREHOUSING - 0.39%
7,575		Arkansas Best Corp	330,876
20,616		Forward Air Corp	755,576
13,335		Heartland Express, Inc	270,567
9,400	*	SIRVA, Inc	75,200

		TOTAL TRUCKING AND WAREHOUSING	1,432,219

WATER TRANSPORTATION - 0.24%
22,503	*	Gulfmark Offshore, Inc	666,539
1,400	*	Hornbeck Offshore Services, Inc	45,780
2,200	*	Kirby Corp	114,774
2,500		Maritrans, Inc	65,050

		TOTAL WATER TRANSPORTATION	892,143

WHOLESALE TRADE-DURABLE GOODS - 1.58%
8,854		Agilysys, Inc	161,320
7,450		Applied Industrial Technologies, Inc	250,991
9,400	*	Aviall, Inc	270,720
4,400		Barnes Group, Inc	145,200
3,800	*	Beacon Roofing Supply, Inc	109,174
6,744		Building Material Holding Corp	460,008
5,600	*	Castle (A.M.) & Co	122,304

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

31,813	*	Digi International, Inc	$333,718
1,400	*	Drew Industries, Inc	39,466
9,730	*	Genesis Microchip, Inc	176,016
18,500		Hughes Supply, Inc	663,225
13,200		IKON Office Solutions, Inc	137,412
39,327	*	Insight Enterprises, Inc	771,202
3,405	*	Keystone Automotive Industries, Inc	107,189
2,100	*	LKQ Corp	72,702
3,200	*	Merge Technologies, Inc	80,128
1,400	*	MWI Veterinary Supply, Inc	36,134
11,100		Owens & Minor, Inc	305,583
4,152	*	PSS World Medical, Inc	61,616
8,400		Reliance Steel & Aluminum Co	513,408
29,300		Ryerson Tull, Inc	712,576
1,268	*	Strattec Security Corp	51,253
10,100	*	Tyler Technologies, Inc	88,678
3,100	*	WESCO International, Inc	132,463

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,802,486

WHOLESALE TRADE-NONDURABLE GOODS - 1.17%
4,900		Handleman Co	60,858
18,200		Kenneth Cole Productions, Inc (Class A)	464,100
10,028		K-Swiss, Inc (Class A)	325,308
1,000	*	Maui Land & Pineapple Co, Inc	33,930
2,400	*	Men's Wearhouse, Inc	70,656
5,000		Myers Industries, Inc	72,900
2,963		Nash Finch Co	75,497
15,800		Nu Skin Enterprises, Inc (Class A)	277,764
52,124	*	Performance Food Group Co	1,478,747
2,800	*	Perry Ellis International, Inc	53,200
1,907	*	School Specialty, Inc	69,491
3,900	*	Smart & Final, Inc	50,232
2,736	*	Source Interlink Cos, Inc	30,424
43,027	*	Spartan Stores, Inc	448,341
15,900		Stride Rite Corp	215,604
1,500		The Andersons, Inc	64,620
3,036	*	Tractor Supply Co	160,726
1,949	*	United Natural Foods, Inc	51,454
6,157	*	United Stationers, Inc	298,615

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,302,467

		TOTAL COMMON STOCKS	367,762,359
		(Cost $347,521,174)

		TOTAL PORTFOLIO - 99.86%	367,762,359
		(Cost $347,521,174)

		OTHER ASSETS & LIABILITIES, NET - 0.14%	533,518

		NET ASSETS - 100.00%	$368,295,877

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

PREFERRED STOCKS - 0.00% **
HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
30		Simon Property Group, Inc	$1,893

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,893

		TOTAL PREFERRED STOCKS	1,893
		(Cost $957)

COMMON STOCKS - 100.37%

AMUSEMENT AND RECREATION SERVICES - 0.18%
9,411		Harrah's Entertainment, Inc	670,910
275		International Speedway Corp (Class A)	13,173
5,603	*	Marvel Entertainment, Inc	91,777
5,557	*	Penn National Gaming, Inc	183,103
953		Westwood One, Inc	15,534

		TOTAL AMUSEMENT AND RECREATION SERVICES	974,497

APPAREL AND ACCESSORY STORES - 1.09%
7,062		Abercrombie & Fitch Co (Class A)	460,301
9,896		American Eagle Outfitters, Inc	227,410
2,810	*	AnnTaylor Stores Corp	97,001
1,528		Bebe Stores, Inc	21,438
14,741	*	Chico's FAS, Inc	647,572
6,600		Claire's Stores, Inc	192,852
6,630		Foot Locker, Inc	156,402
48,731		Gap, Inc	859,615
25,125	*	Kohl's Corp	1,221,075
28,278		Limited Brands, Inc	632,013
17,936		Nordstrom, Inc	670,806
12,042		Ross Stores, Inc	348,014
8,644	*	Urban Outfitters, Inc	218,780

		TOTAL APPAREL AND ACCESSORY STORES	5,753,279

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
244	*	Columbia Sportswear Co	11,646
1,000		Polo Ralph Lauren Corp	56,140
9,692	*	Quiksilver, Inc	134,137

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	201,923

AUTO REPAIR, SERVICES AND PARKING - 0.02%
2,049		Ryder System, Inc	84,050

		TOTAL AUTO REPAIR, SERVICES AND PARKING	84,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.27%
8,786	*	Advance Auto Parts	$381,840
4,666	*	Autozone, Inc	428,106
8,600	*	Carmax, Inc	238,048
5,367	*	Copart, Inc	123,763
8,088	*	O'Reilly Automotive, Inc	258,897

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,430,654

BUILDING MATERIALS AND GARDEN SUPPLIES - 2.32%
10,200		Fastenal Co	399,738
176,871		Home Depot, Inc	7,159,738
63,416		Lowe's Cos, Inc	4,227,311
9,450		Sherwin-Williams Co	429,219

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,216,006

BUSINESS SERVICES - 12.10%
19,588	*	Activision, Inc	269,139
48,502		Adobe Systems, Inc	1,792,634
6,326	*	Affiliated Computer Services, Inc (Class A)	374,373
11,238	*	Akamai Technologies, Inc	223,973
6,857	*	Alliance Data Systems Corp	244,109
18,825		Autodesk, Inc	808,534
47,783		Automatic Data Processing, Inc	2,192,762
1,749	*	BEA Systems, Inc	16,441
4,021	*	BISYS Group, Inc	56,334
7,785	*	BMC Software, Inc	159,515
3,540		Brink's Co	169,601
2,404	*	CACI International, Inc (Class A)	137,942
10,247	*	Cadence Design Systems, Inc	173,379
8,235		Cendant Corp	142,054
5,758	*	Ceridian Corp	143,086
2,401	*	Cerner Corp	218,275
4,586		Certegy, Inc	186,008
5,822	*	Checkfree Corp	267,230
7,400	*	ChoicePoint, Inc	329,374
13,900	*	Citrix Systems, Inc	400,042
1,900	*	Clear Channel Outdoor Holdings, Inc	38,095
11,088	*	Cognizant Technology Solutions Corp	558,281
27,613		Computer Associates International, Inc	778,410
13,979	*	Compuware Corp	125,392
5,200	*	DST Systems, Inc	311,532
89,231	*	eBay, Inc	3,859,241
25,236	*	Electronic Arts, Inc	1,320,095
9,882		Electronic Data Systems Corp	237,563
22,059	*	Emdeon Corp	186,619
7,953		Equifax, Inc	302,373
3,140	*	F5 Networks, Inc	179,577
4,080		Fair Isaac Corp	180,214

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

63,713		First Data Corp	$2,740,296
15,740	*	Fiserv, Inc	681,070
4,005	*	Getty Images, Inc	357,526
13,519	*	Google, Inc (Class A)	5,608,492
10,273		GTECH Holdings Corp	326,065
5,055	*	Hyperion Solutions Corp	181,070
18,420		IMS Health, Inc	459,026
1,437		Interactive Data Corp	32,634
30,372	*	Interpublic Group of Cos, Inc	293,090
12,787	*	Intuit, Inc	681,547
8,950	*	Iron Mountain, Inc	377,869
32,541	*	Juniper Networks, Inc	725,664
3,977	*	Kinetic Concepts, Inc	158,126
5,800	*	Lamar Advertising Co	267,612
2,088		Manpower, Inc	97,092
13,233	*	McAfee, Inc	359,011
7,200	*	Mercury Interactive Corp	200,088
758,681		Microsoft Corp	19,839,508
8,500	*	Monster Worldwide, Inc	346,970
7,395	*	NAVTEQ Corp	324,419
3,756	*	NCR Corp	127,479
15,083		Omnicom Group, Inc	1,284,016
310,064	*	Oracle Corp	3,785,881
14,443	*	Red Hat, Inc	393,427
4,107	*	Rent-A-Center, Inc	77,458
465		Reynolds & Reynolds Co (Class A)	13,053
14,100		Robert Half International, Inc	534,249
5,603	*	Salesforce.com, Inc	179,576
14,703		ServiceMaster Co	175,701
4,818		Siebel Systems, Inc	50,974
2,350	*	SRA International, Inc (Class A)	71,769
164,651	*	Sun Microsystems, Inc	689,888
59,502	*	Symantec Corp	1,041,285
2,004	*	Synopsys, Inc	40,200
4,945	*	Take-Two Interactive Software, Inc	87,527
3,100		Total System Services, Inc	61,349
21,585	*	VeriSign, Inc	473,143
12,841		Waste Management, Inc	389,724
99,168	*	Yahoo!, Inc	3,885,402

		TOTAL BUSINESS SERVICES	63,801,473

CHEMICALS AND ALLIED PRODUCTS - 12.45%
111,132		Abbott Laboratories	4,381,935
1,957		Air Products & Chemicals, Inc	115,835
1,854		Alberto-Culver Co	84,821
1,800	*	American Pharmaceutical Partners, Inc	69,822
101,352	*	Amgen, Inc	7,992,619
6,192		Avery Dennison Corp	342,232
38,662		Avon Products, Inc	1,103,800
8,454	*	Barr Pharmaceuticals, Inc	526,600
12,721	*	Biogen Idec, Inc	576,643

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

64,805		Bristol-Myers Squibb Co	$1,489,219
300		Cabot Corp	10,740
4,700	*	Cephalon, Inc	304,278
2,685	*	Charles River Laboratories International, Inc	113,763
7,098		Chemtura Corp	90,145
8,414	*	Chiron Corp	374,086
5,135		Church & Dwight Co, Inc	169,609
31,200		Colgate-Palmolive Co	1,711,320
7,322		Dade Behring Holdings, Inc	299,397
74,256		Dow Chemical Co	3,253,898
12,583		Du Pont (E.I.) de Nemours & Co	534,778
15,166		Ecolab, Inc	550,071
74,930		Eli Lilly & Co	4,240,289
11,166		Estee Lauder Cos (Class A)	373,838
28,792	*	Forest Laboratories, Inc	1,171,259
37,986	*	Genentech, Inc	3,513,705
20,625	*	Genzyme Corp	1,459,838
36,945	*	Gilead Sciences, Inc	1,944,415
6,364	*	Hospira, Inc	272,252
2,700	*	Idexx Laboratories, Inc	194,346
5,700	*	ImClone Systems, Inc	195,168
7,718		International Flavors & Fragrances, Inc	258,553
1,980	*	Invitrogen Corp	131,947
16,550	*	IVAX Corp	518,512
1,270	*	Kos Pharmaceuticals, Inc	65,697
20,306	*	Medimmune, Inc	711,116
41,657		Merck & Co, Inc	1,325,109
12,500	*	Millennium Pharmaceuticals, Inc	121,250
17,292		Monsanto Co	1,340,649
5,183		Mylan Laboratories, Inc	103,453
6,743	*	Nalco Holding Co	119,419
4,588	*	OSI Pharmaceuticals, Inc	128,648
23,186		Praxair, Inc	1,227,931
275,881		Procter & Gamble Co	15,967,992
9,248	*	Protein Design Labs, Inc	262,828
1,024		Rohm & Haas Co	49,582
120,842		Schering-Plough Corp	2,519,556
800		Scotts Miracle-Gro Co (Class A)	36,192
8,563	*	Sepracor, Inc	441,851
553		Sigma-Aldrich Corp	34,999
7,502		Valeant Pharmaceuticals International	135,636
6,682	*	VCA Antech, Inc	188,432
54,532		Wyeth	2,512,289

		TOTAL CHEMICALS AND ALLIED PRODUCTS	65,662,362

COAL MINING - 0.31%
1,848		Arch Coal, Inc	146,916
5,298		Consol Energy, Inc	345,324
6,393		Massey Energy Co	242,103
10,689		Peabody Energy Corp	880,987

		TOTAL COAL MINING	1,615,330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

COMMUNICATIONS - 1.93%
11,037	*	Alamosa Holdings, Inc	$205,399
3,962		Alltel Corp	250,002
30,584	*	American Tower Corp (Class A)	828,826
27,608	*	Avaya, Inc	294,577
16,339	*	Cablevision Systems Corp (Class A)	383,476
14,753		Clear Channel Communications, Inc	463,982
78,919	*	Comcast Corp (Class A)	2,048,737
11,570	*	Crown Castle International Corp	311,349
52,433	*	DIRECTV Group, Inc	740,354
18,865	*	EchoStar Communications Corp (Class A)	512,562
5,300		Global Payments, Inc	247,033
8,060	*	IAC/InterActiveCorp	228,179
16,514	*	Liberty Global, Inc	371,565
83,755	*	Liberty Media Corp (Class A)	659,152
12,415	*	Nextel Partners, Inc (Class A)	346,875
10,204	*	NII Holdings, Inc (Class B)	445,711
1,763		PanAmSat Holding Corp	43,194
39,644		Sprint Nextel Corp	926,084
1,010		Telephone and Data Systems, Inc (Non-Vote)	36,390
9,079	*	Univision Communications, Inc (Class A)	266,832
500	*	US Cellular Corp	24,700
1,621	*	West Corp	68,325
17,383	*	XM Satellite Radio Holdings, Inc	474,208

		TOTAL COMMUNICATIONS	10,177,512

DEPOSITORY INSTITUTIONS - 0.97%
500		Bank of Hawaii Corp	25,770
12,476		Commerce Bancorp, Inc	429,299
400		Cullen/Frost Bankers, Inc	21,472
4,703		East West Bancorp, Inc	171,612
2,736		Fifth Third Bancorp	103,202
8,615		Golden West Financial Corp	568,590
48,649		Hudson City Bancorp, Inc	589,626
2,696		IndyMac Bancorp, Inc	105,198
5,400		Investors Financial Services Corp	198,882
2,501		Mellon Financial Corp	85,659
9,068		Northern Trust Corp	469,904
4,870		People's Bank	151,262
7,888		State Street Corp	437,311
25,456		Synovus Financial Corp	687,567
7,939		TCF Financial Corp	215,464
13,972		Wells Fargo & Co	877,861

		TOTAL DEPOSITORY INSTITUTIONS	5,138,679

EATING AND DRINKING PLACES - 0.59%
6,300		Applebees International, Inc	142,317
5,834		Aramark Corp (Class B)	162,069

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

7,100		Brinker International, Inc	$274,486
1,896		CBRL Group, Inc	66,644
12,806		Darden Restaurants, Inc	497,897
4,895		Outback Steakhouse, Inc	203,681
5,041	*	Sonic Corp	148,710
6,350	*	The Cheesecake Factory, Inc	237,427
4,867		Wendy's International, Inc	268,950
23,759		Yum! Brands, Inc	1,113,822

		TOTAL EATING AND DRINKING PLACES	3,116,003

EDUCATIONAL SERVICES - 0.31%
11,785	*	Apollo Group, Inc (Class A)	712,521
8,300	*	Career Education Corp	279,876
6,017	*	Education Management Corp	201,630
3,800	*	ITT Educational Services, Inc	224,618
3,638	*	Laureate Education, Inc	191,031

		TOTAL EDUCATIONAL SERVICES	1,609,676

ELECTRIC, GAS, AND SANITARY SERVICES - 0.90%
53,497	*	AES Corp	846,858
5,772	*	Allied Waste Industries, Inc	50,447
1,133		Aqua America, Inc	30,931
7,243		Kinder Morgan, Inc	665,994
1,624		Questar Corp	122,937
3,700	*	Stericycle, Inc	217,856
39,382		TXU Corp	1,976,583
4,409		Western Gas Resources, Inc	207,620
27,526		Williams Cos, Inc	637,777

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,757,003

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.47%
17,041	*	Advanced Micro Devices, Inc	521,455
14,760	*	Agere Systems, Inc	190,404
30,515	*	Altera Corp	565,443
13,608		American Power Conversion Corp	299,376
5,795		Ametek, Inc	246,519
7,297		Amphenol Corp (Class A)	322,965
30,302		Analog Devices, Inc	1,086,933
3,315	*	Andrew Corp	35,570
1,300		AVX Corp	18,824
22,656	*	Broadcom Corp (Class A)	1,068,230
2,219	*	CCE Spinco, Inc	29,069
529,584	*	Cisco Systems, Inc	9,066,478
14,533	*	Comverse Technology, Inc	386,432
6,100	*	Cree, Inc	153,964
2,300	*	Dolby Laboratories, Inc (Class A)	39,215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

28,637		Emerson Electric Co	$2,139,184
4,723	*	Energizer Holdings, Inc	235,158
3,999	*	Freescale Semiconductor, Inc (Class B)	100,655
658,657		General Electric Co	23,085,928
5,500		Harman International Industries, Inc	538,175
9,165		Harris Corp	394,187
505,717		Intel Corp	12,622,696
4,459	*	International Rectifier Corp	142,242
5,900		Intersil Corp (Class A)	146,792
66,266	*	JDS Uniphase Corp	156,388
5,761		L-3 Communications Holdings, Inc	428,330
25,128		Linear Technology Corp	906,367
11,700	*	LSI Logic Corp	93,600
26,846		Maxim Integrated Products, Inc	972,899
11,402	*	MEMC Electronic Materials, Inc	252,782
17,047		Microchip Technology, Inc	548,061
23,800	*	Micron Technology, Inc	316,778
5,740		Molex, Inc	148,953
160,911		Motorola, Inc	3,634,979
28,531		National Semiconductor Corp	741,235
29,920	*	Network Appliance, Inc	807,840
5,346	*	Novellus Systems, Inc	128,946
14,000	*	Nvidia Corp	511,840
6,600	*	QLogic Corp	214,566
133,783		Qualcomm, Inc	5,763,372
14,521		Rockwell Collins, Inc	674,791
21,700	*	Sanmina-SCI Corp	92,442
10,617		Scientific-Atlanta, Inc	457,274
108,406	*	Sirius Satellite Radio, Inc	726,320
2,166	*	Spectrum Brands, Inc	43,991
136,191		Texas Instruments, Inc	4,367,645
2,194	*	Thomas & Betts Corp	92,060
3,800	*	Vishay Intertechnology, Inc	52,288
28,490		Xilinx, Inc	718,233

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	76,287,874

ENGINEERING AND MANAGEMENT SERVICES - 1.04%
13,722	*	Celgene Corp	889,186
3,400		Corporate Executive Board Co	304,980
7,084		Fluor Corp	547,310
4,248	*	Gen-Probe, Inc	207,260
1,721	*	Hewitt Associates, Inc	48,205
3,700	*	Jacobs Engineering Group, Inc	251,119
20,596		Moody's Corp	1,265,006
27,326		Paychex, Inc	1,041,667
4,000		Pharmaceutical Product Development, Inc	247,800
13,074		Quest Diagnostics, Inc	673,050

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,475,583

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.41%
2,200	*	Alliant Techsystems, Inc	$167,574
1,296		Ball Corp	51,477
13,875	*	Crown Holdings, Inc	270,979
19,203		Illinois Tool Works, Inc	1,689,672

		TOTAL FABRICATED METAL PRODUCTS	2,179,702

FOOD AND KINDRED PRODUCTS - 3.43%
39,314		Anheuser-Busch Cos, Inc	1,688,929
9,500		Campbell Soup Co	282,815
106,265		Coca-Cola Co	4,283,542
3,876	*	Constellation Brands, Inc (Class A)	101,667
1,288		General Mills, Inc	63,524
15,343		H.J. Heinz Co	517,366
12,999		Hershey Co	718,195
13,911		Kellogg Co	601,233
7,624		McCormick & Co, Inc (Non-Vote)	235,734
2,820		Pepsi Bottling Group, Inc	80,680
137,157		PepsiCo, Inc	8,103,236
24,342		Sara Lee Corp	460,064
14,403		Wrigley (Wm.) Jr Co	957,655

		TOTAL FOOD AND KINDRED PRODUCTS	18,094,640

FOOD STORES - 0.55%
2,195	*	Panera Bread Co (Class A)	144,168
63,803	*	Starbucks Corp	1,914,728
10,780		Whole Foods Market, Inc	834,264

		TOTAL FOOD STORES	2,893,160

FURNITURE AND FIXTURES - 0.34%
5,800		Herman Miller, Inc	163,502
1,700		Hillenbrand Industries, Inc	83,997
4,511		HNI Corp	247,789
2,940		Johnson Controls, Inc	214,355
4,184		Leggett & Platt, Inc	96,065
28,264		Masco Corp	853,290
3,957		Newell Rubbermaid, Inc	94,097
3,821	*	Tempur-Pedic International, Inc	43,942

		TOTAL FURNITURE AND FIXTURES	1,797,037

FURNITURE AND HOMEFURNISHINGS STORES - 0.61%
24,065	*	Bed Bath & Beyond, Inc	869,950
33,131		Best Buy Co, Inc	1,440,536
6,411		Circuit City Stores, Inc	144,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

949	*	Mohawk Industries, Inc	$82,544
11,137		RadioShack Corp	234,211
2,339		Steelcase, Inc (Class A)	37,026
9,508	*	Williams-Sonoma, Inc	410,270

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,219,361

GENERAL BUILDING CONTRACTORS - 0.57%
1,532		Beazer Homes USA, Inc	111,591
5,521		Centex Corp	394,696
16,108		DR Horton, Inc	575,539
2,880	*	Hovnanian Enterprises, Inc (Class A)	142,963
5,524		KB Home	401,374
6,326		Lennar Corp (Class A)	386,013
1,610		MDC Holdings, Inc	99,788
479	*	NVR, Inc	336,258
3,025		Ryland Group, Inc	218,193
800		Standard-Pacific Corp	29,440
8,750	*	Toll Brothers, Inc	303,100

		TOTAL GENERAL BUILDING CONTRACTORS	2,998,955

GENERAL MERCHANDISE STORES - 3.11%
14,851		Costco Wholesale Corp	734,679
26,900		Dollar General Corp	512,983
10,084		Family Dollar Stores, Inc	249,982
5,769		JC Penney Co, Inc	320,756
1,400	*	Saks, Inc	23,604
72,522		Target Corp	3,986,534
39,381		TJX Cos, Inc	914,821
206,369		Wal-Mart Stores, Inc	9,658,069

		TOTAL GENERAL MERCHANDISE STORES	16,401,428

HEALTH SERVICES - 1.83%
33,225	*	Caremark Rx, Inc	1,720,723
5,875	*	Community Health Systems, Inc	225,248
5,244	*	Covance, Inc	254,596
13,117	*	Coventry Health Care, Inc	747,144
8,136	*	DaVita, Inc	412,007
4,800	*	Edwards Lifesciences Corp	199,728
10,236	*	Express Scripts, Inc	857,777
36,095		HCA, Inc	1,822,798
18,023		Health Management Associates, Inc (Class A)	395,785
10,957	*	Laboratory Corp of America Holdings	590,034
4,536	*	LifePoint Hospitals, Inc	170,100
7,561	*	Lincare Holdings, Inc	316,882
6,707		Manor Care, Inc	266,737
17,730	*	Medco Health Solutions, Inc	989,334

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

5,672	*	Renal Care Group, Inc	$268,342
1,656	*	Sierra Health Services, Inc	132,414
5,807	*	Tenet Healthcare Corp	44,482
2,700	*	Triad Hospitals, Inc	105,921
2,681		Universal Health Services, Inc (Class B)	125,310

		TOTAL HEALTH SERVICES	9,645,362

HOLDING AND OTHER INVESTMENT OFFICES - 1.19%
2,753	*	Affiliated Managers Group, Inc	220,928
400		Centerpoint Properties Trust	19,792
1,620		Federal Realty Investment Trust	98,253
7,108		General Growth Properties, Inc	334,005
1,155		Global Signal, Inc	49,850
77,230		iShares Russell 1000 Growth Index Fund	3,939,502
300		KKR Financial Corp	7,197
1,458		Macerich Co	97,890
4,739		Mills Corp	198,754
2,120		New Century Financial Corp	76,468
1,706		Prologis	79,704
5,362		Public Storage, Inc	363,115
4,766		Simon Property Group, Inc	386,315
300		SL Green Realty Corp	22,917
4,833		United Dominion Realty Trust, Inc	113,286
8,365		Ventas, Inc	267,847

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,275,823

HOTELS AND OTHER LODGING PLACES - 0.69%
3,567		Boyd Gaming Corp	170,003
2,662		Choice Hotels International, Inc	111,165
31,036		Hilton Hotels Corp	748,278
1,900	*	Las Vegas Sands Corp	74,993
14,326		Marriott International, Inc (Class A)	959,412
9,888	*	MGM Mirage	362,593
10,840		Starwood Hotels & Resorts Worldwide, Inc	692,242
4,510		Station Casinos, Inc	305,778
3,955	*	Wynn Resorts Ltd	216,932

		TOTAL HOTELS AND OTHER LODGING PLACES	3,641,396

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.51%
62,970		3M Co	4,880,175
15,253		American Standard Cos, Inc	609,357
67,487	*	Apple Computer, Inc	4,851,640
136,578		Applied Materials, Inc	2,450,209
3,598		Black & Decker Corp	312,882
1,333		Carlisle Cos, Inc	92,177
55,914		Caterpillar, Inc	3,230,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

5,066		CDW Corp	$291,650
7,278	*	Cooper Cameron Corp	301,309
2,133		Cummins, Inc	191,394
2,069		Deere & Co	140,920
201,489	*	Dell, Inc	6,042,655
5,355		Diebold, Inc	203,490
6,144		Donaldson Co, Inc	195,379
11,186		Dover Corp	452,921
2,000	*	Dresser-Rand Group, Inc	48,360
3,475		Eaton Corp	233,138
196,824	*	EMC Corp	2,680,743
5,700	*	FMC Technologies, Inc	244,644
5,550		Graco, Inc	202,464
10,264	*	Grant Prideco, Inc	452,848
3,266		IDEX Corp	134,265
111,910		International Business Machines Corp	9,199,002
28,158		International Game Technology	866,703
13,452	*	Jabil Circuit, Inc	498,935
9,861		Joy Global, Inc	394,440
11,400	*	Lam Research Corp	406,752
9,593	*	Lexmark International, Inc	430,054
925		Pall Corp	24,846
4,263		Parker Hannifin Corp	281,187
6,911		Pentair, Inc	238,568
15,024		Rockwell Automation, Inc	888,820
11,249	*	SanDisk Corp	706,662
4,821	*	Scientific Games Corp (Class A)	131,517
17,220		Smith International, Inc	639,034
36,957	*	Solectron Corp	135,263
4,485		Stanley Works	215,459
16,917		Symbol Technologies, Inc	216,876
3,200		Timken Co	102,464
3,633		Toro Co	159,016
10,784	*	Varian Medical Systems, Inc	542,867
17,444	*	Western Digital Corp	324,633
5,946	*	Zebra Technologies Corp (Class A)	254,786

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	44,900,656

INSTRUMENTS AND RELATED PRODUCTS - 7.77%
5,365	*	Advanced Medical Optics, Inc	224,257
5,500	*	Affymetrix, Inc	262,625
33,959	*	Agilent Technologies, Inc	1,130,495
10,667		Allergan, Inc	1,151,609
8,686		Bard (C.R.), Inc	572,581
3,821		Bausch & Lomb, Inc	259,446
50,811		Baxter International, Inc	1,913,034
5,100		Beckman Coulter, Inc	290,190
20,644		Becton Dickinson & Co	1,240,292
20,696		Biomet, Inc	756,853
54,066	*	Boston Scientific Corp	1,324,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

2,865		Cooper Cos, Inc	$146,975
19,377		Danaher Corp	1,080,849
6,648		Dentsply International, Inc	356,931
5,138	*	Fisher Scientific International, Inc	317,837
4,893	*	Flir Systems, Inc	109,261
26,634		Guidant Corp	1,724,552
2,951	*	Inamed Corp	258,744
243,629		Johnson & Johnson	14,642,103
16,135		Kla-Tencor Corp	795,940
99,088		Medtronic, Inc	5,704,496
2,700	*	Mettler-Toledo International, Inc	149,040
4,100	*	Millipore Corp	270,764
4,550		National Instruments Corp	145,828
5,500		PerkinElmer, Inc	129,580
9,887		Pitney Bowes, Inc	417,726
5,800	*	Resmed, Inc	222,198
5,800	*	Respironics, Inc	215,006
5,862		Roper Industries, Inc	231,608
29,657	*	St. Jude Medical, Inc	1,488,781
23,994		Stryker Corp	1,066,053
3,201	*	Techne Corp	179,736
1,716		Tektronix, Inc	48,408
10,960	*	Teradyne, Inc	159,687
4,736	*	Thermo Electron Corp	142,696
4,305	*	Trimble Navigation Ltd	152,784
9,148	*	Waters Corp	345,794
20,252	*	Zimmer Holdings, Inc	1,365,795

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,994,630

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
9,000		Brown & Brown, Inc	274,860
6,184		Gallagher (Arthur J.) & Co	190,962

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	465,822

INSURANCE CARRIERS - 3.77%
19,026		Aetna, Inc	1,794,342
32,663		Aflac, Inc	1,516,216
1,979		Ambac Financial Group, Inc	152,502
55,783		American International Group, Inc	3,806,074
4,394	*	AMERIGROUP Corp	85,507
721		Erie Indemnity Co (Class A)	38,357
400		Hanover Insurance Group, Inc	16,708
4,288		HCC Insurance Holdings, Inc	127,268
5,369	*	Health Net, Inc	276,772
9,963	*	Humana, Inc	541,290
426	*	Markel Corp	135,063
588		MBIA, Inc	35,374
1,207	*	Philadelphia Consolidated Holding Co	116,705

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

14,838		Progressive Corp	$1,732,782
2,873		Prudential Financial, Inc	210,275
200		Transatlantic Holdings, Inc	13,440
111,593		UnitedHealth Group, Inc	6,934,389
1,940		Unitrin, Inc	87,397
1,609		W.R. Berkley Corp	76,621
27,188	*	WellPoint, Inc	2,169,331

		TOTAL INSURANCE CARRIERS	19,866,413

LEATHER AND LEATHER PRODUCTS - 0.22%
30,904	*	Coach, Inc	1,030,339
4,292	*	Timberland Co (Class A)	139,705

		TOTAL LEATHER AND LEATHER PRODUCTS	1,170,044

METAL MINING - 0.29%
14,725		Freeport-McMoRan Copper & Gold, Inc (Class A)	792,205
4,242		Phelps Dodge Corp	610,297
2,121		Southern Copper Corp	142,065

		TOTAL METAL MINING	1,544,567

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
11,972		Fortune Brands, Inc	934,055
3,549		Mattel, Inc	56,145

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	990,200

MISCELLANEOUS RETAIL - 1.86%
24,951	*	Amazon.com, Inc	1,176,440
1,100		Barnes & Noble, Inc	46,937
2,000	*	CKX, Inc	26,000
66,316		CVS Corp	1,752,069
2,938	*	Dick's Sporting Goods, Inc	97,659
5,965	*	Dollar Tree Stores, Inc	142,802
11,092		Michaels Stores, Inc	392,324
3,828		MSC Industrial Direct Co (Class A)	153,962
11,700		Petsmart, Inc	300,222
3,876	*	Sears Holdings Corp	447,794
60,319		Staples, Inc	1,369,844
4,757		Tiffany & Co	182,146
83,740		Walgreen Co	3,706,332

		TOTAL MISCELLANEOUS RETAIL	9,794,531

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

MOTION PICTURES - 0.72%
3,224	*	Avid Technology, Inc	$176,546
21,005	*	CBS Corp	684,763
8,015	*	Discovery Holding Co (Class A)	121,427
3,237	*	DreamWorks Animation SKG, Inc (Class A)	79,501
76,722		News Corp (Class A)	1,193,027
4,400	*	Pixar	231,968
3,475		Regal Entertainment Group (Class A)	66,095
20,200		Time Warner, Inc	352,288
37,924		Walt Disney Co	909,038

		TOTAL MOTION PICTURES	3,814,653

NONDEPOSITORY INSTITUTIONS - 1.46%
89,564		American Express Co	4,608,963
4,849	*	AmeriCredit Corp	124,280
6,917		Capital One Financial Corp	597,629
4,434		CapitalSource, Inc	99,322
3,884		Countrywide Financial Corp	132,794
2,124		First Marblehead Corp	69,795
1,419	*	Nelnet, Inc	57,725
34,379		SLM Corp	1,893,939
380		Student Loan Corp	79,507
800		Westcorp	53,288

		TOTAL NONDEPOSITORY INSTITUTIONS	7,717,242

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
3,789		Florida Rock Industries, Inc	185,888
5,455		Vulcan Materials Co	369,576

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	555,464

OIL AND GAS EXTRACTION - 2.16%
27,707		Baker Hughes, Inc	1,684,031
26,358		BJ Services Co	966,548
11,597		Chesapeake Energy Corp	367,973
9,468	*	Denbury Resources, Inc	215,681
4,714		Diamond Offshore Drilling, Inc	327,906
8,820		ENSCO International, Inc	391,167
8,914		Equitable Resources, Inc	327,055
36,542		Halliburton Co	2,264,142
2,762		Helmerich & Payne, Inc	170,995
8,233	*	National Oilwell Varco, Inc	516,209
7,654	*	Newfield Exploration Co	383,236
1,744		Noble Energy, Inc	70,283
13,900		Patterson-UTI Energy, Inc	458,005
547		Pioneer Natural Resources Co	28,045
6,441	*	Plains Exploration & Production Co	255,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

7,042	*	Pride International, Inc	$216,542
4,649	*	Quicksilver Resources, Inc	195,304
10,605		Range Resources Corp	279,336
5,300		Rowan Cos, Inc	188,892
13,648	*	Southwestern Energy Co	490,509
1,857		Tidewater, Inc	82,562
3,554	*	Unit Corp	195,577
29,563		XTO Energy, Inc	1,298,998

		TOTAL OIL AND GAS EXTRACTION	11,374,897

PAPER AND ALLIED PRODUCTS - 0.20%
17,662		Kimberly-Clark Corp	1,053,538

		TOTAL PAPER AND ALLIED PRODUCTS	1,053,538

PERSONAL SERVICES - 0.25%
11,500		Cintas Corp	473,570
27,226		H&R Block, Inc	668,398
3,100	*	Weight Watchers International, Inc	153,233

		TOTAL PERSONAL SERVICES	1,295,201

PETROLEUM AND COAL PRODUCTS - 0.58%
19,610		EOG Resources, Inc	1,438,786
13,384		Murphy Oil Corp	722,602
8,794		Sunoco, Inc	689,274
3,189		Tesoro Corp	196,283

		TOTAL PETROLEUM AND COAL PRODUCTS	3,046,945

PRIMARY METAL INDUSTRIES - 0.56%
7,883		Allegheny Technologies, Inc	284,419
124,881	*	Corning, Inc	2,455,160
300		Hubbell, Inc (Class B)	13,536
3,630		Precision Castparts Corp	188,070

		TOTAL PRIMARY METAL INDUSTRIES	2,941,185

PRINTING AND PUBLISHING - 0.71%
3,331	*	ACCO Brands Corp	81,610
12,160		Dex Media, Inc	329,414
4,314		Dow Jones & Co, Inc	153,104
5,587	*	Dun & Bradstreet Corp	374,106
6,727		EW Scripps Co	323,031
4,500		Harte-Hanks, Inc	118,755
3,700		John Wiley & Sons, Inc (Class A)	144,448

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

30,721		McGraw-Hill Cos, Inc	$1,586,125
3,458		Meredith Corp	180,992
2,155	*	R.H. Donnelley Corp	132,791
437		Washington Post Co (Class B)	334,305

		TOTAL PRINTING AND PUBLISHING	3,758,681

RAILROAD TRANSPORTATION - 0.04%
4,973		Norfolk Southern Corp	222,940

		TOTAL RAILROAD TRANSPORTATION	222,940

REAL ESTATE - 0.16%
4,116	*	CB Richard Ellis Group, Inc	242,227
5,434		Forest City Enterprises, Inc (Class A)	206,112
6,137		St. Joe Co	412,529

		TOTAL REAL ESTATE	860,868

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
6,160	*	Goodyear Tire & Rubber Co	107,061
2,355	*	Sealed Air Corp	132,280

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	239,341

SECURITY AND COMMODITY BROKERS - 1.61%
17,832		Ameriprise Financial, Inc	731,112
7,499		Ameritrade Holding Corp	179,976
1,600		BlackRock, Inc	173,568
100	*	Cbot Holdings, Inc	9,376
86,094		Charles Schwab Corp	1,262,999
2,807		Chicago Mercantile Exchange Holdings, Inc	1,031,544
10,900		Eaton Vance Corp	298,224
6,300		Federated Investors, Inc (Class B)	233,352
13,252		Franklin Resources, Inc	1,245,821
4,585		Goldman Sachs Group, Inc	585,550
9,373		Legg Mason, Inc	1,121,854
8,741		Morgan Stanley	495,964
4,300		Nuveen Investments, Inc	183,266
5,200		SEI Investments Co	192,400
10,651		T Rowe Price Group, Inc	767,192

		TOTAL SECURITY AND COMMODITY BROKERS	8,512,198

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
12,700		Gentex Corp	247,650

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	247,650

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

TOBACCO PRODUCTS - 1.03%
68,486		Altria Group, Inc	$5,117,274
7,118		UST, Inc	290,628

		TOTAL TOBACCO PRODUCTS	5,407,902

TRANSPORTATION BY AIR - 0.68%
14,840	*	AMR Corp	329,893
24,723		FedEx Corp	2,556,111
11,700	*	JetBlue Airways Corp	179,946
31,790		Southwest Airlines Co	522,310

		TOTAL TRANSPORTATION BY AIR	3,588,260

TRANSPORTATION EQUIPMENT - 3.11%
1,158		Autoliv, Inc	52,596
67,661		Boeing Co	4,752,509
5,986		Brunswick Corp	243,391
9,867		Goodrich Corp	405,534
23,301		Harley-Davidson, Inc	1,199,768
2,960		Harsco Corp	199,830
6,940		ITT Industries, Inc	713,571
30,255		Lockheed Martin Corp	1,925,126
3,121		Martin Marietta Materials, Inc	239,443
5,159	*	Navistar International Corp	147,651
6,046		Oshkosh Truck Corp	269,591
12,351		Paccar, Inc	855,060
1,342	*	Pactiv Corp	29,524
3,400		Polaris Industries, Inc	170,680
8,220		Raytheon Co	330,033
2,251		Textron, Inc	173,282
83,824		United Technologies Corp	4,686,600

		TOTAL TRANSPORTATION EQUIPMENT	16,394,189

TRANSPORTATION SERVICES - 0.25%
14,008		CH Robinson Worldwide, Inc	518,716
8,260	*	Expedia, Inc	197,910
8,695		Expeditors International Washington, Inc	586,999

		TOTAL TRANSPORTATION SERVICES	1,303,625

TRUCKING AND WAREHOUSING - 0.85%
4,294		CNF, Inc	239,992
9,508		J.B. Hunt Transport Services, Inc	215,261
4,996		Landstar System, Inc	208,533
1,686	*	Swift Transportation Co, Inc	34,226
50,208		United Parcel Service, Inc (Class B)	3,773,131

		TOTAL TRUCKING AND WAREHOUSING	4,471,143

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.26%
3,589	*	Avnet, Inc	$85,921
1,395		BorgWarner, Inc	84,579
9,382	*	Cytyc Corp	264,854
5,229	*	Ingram Micro, Inc (Class A)	104,214
2,708		Omnicare, Inc	154,952
11,300	*	Patterson Cos, Inc	377,420
4,289		SCP Pool Corp	159,637
1,460	*	Tech Data Corp	57,933
1,197		W.W. Grainger, Inc	85,107

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,374,617

WHOLESALE TRADE-NONDURABLE GOODS - 1.12%
200		Airgas, Inc	6,580
4,237		Brown-Forman Corp (Class B)	293,709
22,728		Cardinal Health, Inc	1,562,542
4,300	*	Endo Pharmaceuticals Holdings, Inc	130,118
7,158	*	Henry Schein, Inc	312,375
9,725		McKesson Corp	501,713
4,090	*	Men's Wearhouse, Inc	120,410
15,387		Nike, Inc (Class B)	1,335,438
1,000		Reebok International, Ltd	58,230
51,781		Sysco Corp	1,607,800

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,928,915

		TOTAL COMMON STOCKS	529,285,085
		(Cost $490,397,131)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.88%
U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.88%
$ 4,620,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	4,618,280

TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,618,280

TOTAL SHORT-TERM INVESTMENTS	4,618,280
(Cost $4,619,127 )

TOTAL PORTFOLIO - 101.25%	533,905,258
(Cost $495,017,215)

OTHER ASSETS & LIABILITIES, NET - (1.25%)	(6,583,397)

NET ASSETS - 100.00%	$527,321,861

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

PREFERRED STOCKS - 0.00% **
HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
170		Simon Property Group, Inc	$10,931

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,931

		TOTAL PREFERRED STOCKS	10,931
		(Cost $5,932)

COMMON STOCKS - 100.06%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,150		Pilgrim's Pride Corp	38,134

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	38,134

AMUSEMENT AND RECREATION SERVICES - 0.13%
5,065		Harrah's Entertainment, Inc	361,084
2,304		International Speedway Corp (Class A)	110,362
2,504		Warner Music Group Corp	48,252
4,750		Westwood One, Inc	77,425

		TOTAL AMUSEMENT AND RECREATION SERVICES	597,123

APPAREL AND ACCESSORY STORES - 0.05%
3,095	*	AnnTaylor Stores Corp	106,839
400		Claire's Stores, Inc	11,688
5,422		Foot Locker, Inc	127,905

		TOTAL APPAREL AND ACCESSORY STORES	246,432

APPAREL AND OTHER TEXTILE PRODUCTS - 0.24%
1,098	*	Columbia Sportswear Co	52,408
8,917		Jones Apparel Group, Inc	273,930
8,266		Liz Claiborne, Inc	296,088
3,187		Polo Ralph Lauren Corp	178,918
6,498		VF Corp	359,599

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,160,943

AUTO REPAIR, SERVICES AND PARKING - 0.03%
3,015		Ryder System, Inc	123,675

		TOTAL AUTO REPAIR, SERVICES AND PARKING	123,675

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
13,320	*	Autonation, Inc	289,444

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	289,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

BUSINESS SERVICES - 1.89%
3,248	*	Affiliated Computer Services, Inc (Class A)	$192,217
26,643	*	BEA Systems, Inc	250,444
5,077	*	BISYS Group, Inc	71,129
9,149	*	BMC Software, Inc	187,463
1,158		Brink's Co	55,480
10,991	*	Cadence Design Systems, Inc	185,968
71,045		Cendant Corp	1,225,526
5,721	*	Ceridian Corp	142,167
992	*	Checkfree Corp	45,533
1,100	*	Clear Channel Outdoor Holdings, Inc	22,055
9,658		Computer Associates International, Inc	272,259
14,302	*	Computer Sciences Corp	724,253
16,208	*	Compuware Corp	145,386
10,453	*	Convergys Corp	165,680
3,859		Deluxe Corp	116,310
29,856		Electronic Data Systems Corp	717,738
5,261	*	Emdeon Corp	44,508
2,434		Equifax, Inc	92,541
1,299		Fair Isaac Corp	57,377
1,632		Interactive Data Corp	37,063
4,348	*	Interpublic Group of Cos, Inc	41,958
11,289	*	Juniper Networks, Inc	251,745
954	*	Lamar Advertising Co	44,018
4,889		Manpower, Inc	227,339
10,337	*	NCR Corp	350,838
28,424	*	Novell, Inc	250,984
1,608	*	Rent-A-Center, Inc	30,327
4,330		Reynolds & Reynolds Co (Class A)	121,543
8,693		ServiceMaster Co	103,881
34,056		Siebel Systems, Inc	360,312
104,220	*	Sun Microsystems, Inc	436,682
6,763	*	Sybase, Inc	147,839
27,162	*	Symantec Corp	475,335
8,901	*	Synopsys, Inc	178,554
654	*	Take-Two Interactive Software, Inc	11,576
25,222	*	Unisys Corp	147,044
30,911		Waste Management, Inc	938,149

		TOTAL BUSINESS SERVICES	8,869,221

CHEMICALS AND ALLIED PRODUCTS - 7.27%
14,684		Abbott Laboratories	578,990
15,370		Air Products & Chemicals, Inc	909,750
2,749		Albemarle Corp	105,424
4,079		Alberto-Culver Co	186,614
2,764		Avery Dennison Corp	152,766
14,176	*	Biogen Idec, Inc	642,598
87,187		Bristol-Myers Squibb Co	2,003,557
4,389		Cabot Corp	157,126
3,819		Celanese Corp (Series A)	73,019

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

2,884	*	Charles River Laboratories International, Inc	$122,195
10,979		Chemtura Corp	139,433
445	*	Chiron Corp	19,785
11,546		Clorox Co	656,852
10,622		Colgate-Palmolive Co	582,617
3,089		Cytec Industries, Inc	147,129
4,175		Dow Chemical Co	182,949
57,448		Du Pont (E.I.) de Nemours & Co	2,441,540
6,041		Eastman Chemical Co	311,655
5,070		Eli Lilly & Co	286,911
8,918		Engelhard Corp	268,878
2,917	*	FMC Corp	155,097
6,032	*	Hospira, Inc	258,049
4,414	*	Huntsman Corp	76,009
1,806	*	Invitrogen Corp	120,352
17,967	*	King Pharmaceuticals, Inc	304,002
5,005		Lubrizol Corp	217,367
15,047		Lyondell Chemical Co	358,420
127,010		Merck & Co, Inc	4,040,188
11,582	*	Millennium Pharmaceuticals, Inc	112,345
4,232		Monsanto Co	328,107
9,605	*	Mosaic Co	140,521
11,728		Mylan Laboratories, Inc	234,091
557,509		Pfizer, Inc	13,001,110
12,810		PPG Industries, Inc	741,699
3,004		Praxair, Inc	159,092
11,135		Rohm & Haas Co	539,157
8,811		RPM International, Inc	153,047
2,948		Scotts Miracle-Gro Co (Class A)	133,368
4,652		Sigma-Aldrich Corp	294,425
7,464		Valspar Corp	184,137
7,823	*	Watson Pharmaceuticals, Inc	254,326
50,361		Wyeth	2,320,131

		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,094,828

COAL MINING - 0.08%
3,083		Arch Coal, Inc	245,099
2,033		Consol Energy, Inc	132,511

		TOTAL COAL MINING	377,610

COMMUNICATIONS - 6.50%
24,424		Alltel Corp	1,541,154
1,896	*	American Tower Corp (Class A)	51,382
294,587		AT&T, Inc	7,214,436
10,325	*	Avaya, Inc	110,168
137,303		BellSouth Corp	3,720,911
9,726		CenturyTel, Inc	322,514
25,538		Citizens Communications Co	312,330
27,575		Clear Channel Communications, Inc	867,234

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

80,093	*	Comcast Corp (Class A)	$2,079,214
5,726	*	Crown Castle International Corp	154,087
4,757	*	DIRECTV Group, Inc	67,169
2,300		Hearst-Argyle Television, Inc	54,855
6,001	*	IAC/InterActiveCorp	169,888
20,267	*	Liberty Global, Inc	456,008
133,123	*	Liberty Media Corp (Class A)	1,047,678
20,887		MCI, Inc	412,101
5,654	*	NTL, Inc	384,924
2,168		PanAmSat Holding Corp	53,116
113,171	*	Qwest Communications International, Inc	639,416
172,365		Sprint Nextel Corp	4,026,446
7,263		Telephone and Data Systems, Inc (Non-Vote)	261,686
8,202	*	Univision Communications, Inc (Class A)	241,057
707	*	US Cellular Corp	34,926
207,527		Verizon Communications, Inc	6,250,713

		TOTAL COMMUNICATIONS	30,473,413

DEPOSITORY INSTITUTIONS - 19.33%
26,561		AmSouth Bancorp	696,164
10,124		Associated Banc-Corp	329,536
7,369		Astoria Financial Corp	216,649
301,504		Bank of America Corp	13,914,410
3,315		Bank of Hawaii Corp	170,855
58,217		Bank of New York Co, Inc	1,854,211
41,015		BB&T Corp	1,718,939
1,652		BOK Financial Corp	75,050
1,689		Capitol Federal Financial	55,636
390,076		Citigroup, Inc	18,930,388
3,048		City National Corp	220,797
11,725		Colonial Bancgroup, Inc	279,290
12,620		Comerica, Inc	716,311
1,508		Commerce Bancorp, Inc	51,890
4,712		Commerce Bancshares, Inc	245,589
9,337		Compass Bancshares, Inc	450,884
3,558		Cullen/Frost Bankers, Inc	190,993
1,635		Downey Financial Corp	111,818
33,050		Fifth Third Bancorp	1,246,646
9,251		First Horizon National Corp	355,608
6,358		FirstMerit Corp	164,736
11,742		Fulton Financial Corp	206,659
11,151		Golden West Financial Corp	735,966
17,540		Huntington Bancshares, Inc	416,575
6,179		Independence Community Bank Corp	245,492
2,150		IndyMac Bancorp, Inc	83,893
3,542		International Bancshares Corp	103,993
263,780		JPMorgan Chase & Co	10,469,428
30,597		Keycorp	1,007,559
5,777		M&T Bank Corp	629,982
17,218		Marshall & Ilsley Corp	741,063

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

29,348		Mellon Financial Corp	$1,005,169
5,984		Mercantile Bankshares Corp	337,737
42,465		National City Corp	1,425,550
19,751		New York Community Bancorp, Inc	326,287
35,945		North Fork Bancorporation, Inc	983,455
6,429		Northern Trust Corp	333,151
21,245		PNC Financial Services Group, Inc	1,313,578
20,651		Popular, Inc	436,769
745	v*	Popular, Inc	112
34,835		Regions Financial Corp	1,189,964
7,024		Sky Financial Group, Inc	195,408
5,479		South Financial Group, Inc	150,892
27,239		Sovereign Bancorp, Inc	588,907
17,676		State Street Corp	979,957
27,026		SunTrust Banks, Inc	1,966,412
2,849		TCF Financial Corp	77,322
5,878		TD Banknorth, Inc	170,756
4,261		UnionBanCal Corp	292,816
137,419		US Bancorp	4,107,454
8,183		Valley National Bancorp	197,210
118,181		Wachovia Corp	6,247,048
6,724		Washington Federal, Inc	154,585
74,146		Washington Mutual, Inc	3,225,351
4,058		Webster Financial Corp	190,320
113,726		Wells Fargo & Co	7,145,405
4,581		Whitney Holding Corp	126,252
4,989		Wilmington Trust Corp	194,122
7,775		Zions Bancorporation	587,479

		TOTAL DEPOSITORY INSTITUTIONS	90,586,478

EATING AND DRINKING PLACES - 0.75%
1,898		CBRL Group, Inc	66,715
94,946		McDonald's Corp	3,201,579
408		Outback Steakhouse, Inc	16,977
3,998		Wendy's International, Inc	220,929

		TOTAL EATING AND DRINKING PLACES	3,506,200

EDUCATIONAL SERVICES - 0.01%
542	*	Laureate Education, Inc	28,460

		TOTAL EDUCATIONAL SERVICES	28,460

ELECTRIC, GAS, AND SANITARY SERVICES - 7.09%
5,825		AGL Resources, Inc	202,768
12,203	*	Allegheny Energy, Inc	386,225
8,825		Alliant Energy Corp	247,453
10,799	*	Allied Waste Industries, Inc	94,383

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

14,821		Ameren Corp	$759,428
28,825		American Electric Power Co, Inc	1,069,119
8,486		Aqua America, Inc	231,668
5,761		Atmos Energy Corp	150,708
23,041		Centerpoint Energy, Inc	296,077
14,782		Cinergy Corp	627,644
16,342	*	CMS Energy Corp	237,122
18,259		Consolidated Edison, Inc	845,939
13,300		Constellation Energy Group, Inc	766,080
25,532		Dominion Resources, Inc	1,971,070
9,508		DPL, Inc	247,303
13,077		DTE Energy Co	564,796
69,396		Duke Energy Corp	1,904,920
22,034	*	Dynegy, Inc (Class A)	106,645
24,356		Edison International	1,062,165
48,189		El Paso Corp	585,978
5,470		Energen Corp	198,670
10,990		Energy East Corp	250,572
15,991		Entergy Corp	1,097,782
50,034		Exelon Corp	2,658,807
24,723		FirstEnergy Corp	1,211,180
29,413		FPL Group, Inc	1,222,404
5,557		Great Plains Energy, Inc	155,374
5,971		Hawaiian Electric Industries, Inc	154,649
13,042		KeySpan Corp	465,469
436		Kinder Morgan, Inc	40,090
8,871		MDU Resources Group, Inc	290,437
6,190		National Fuel Gas Co	193,066
20,469		NiSource, Inc	426,983
11,101		Northeast Utilities	218,579
6,386	*	NRG Energy, Inc	300,908
8,192		NSTAR	235,110
6,695		OGE Energy Corp	179,359
7,479		Oneok, Inc	199,166
13,948		Pepco Holdings, Inc	312,017
27,699		PG&E Corp	1,028,187
5,843		Piedmont Natural Gas Co, Inc	141,167
7,437		Pinnacle West Capital Corp	307,520
5,253		PNM Resources, Inc	128,646
28,424		PPL Corp	835,666
18,729		Progress Energy, Inc	822,578
17,967		Public Service Enterprise Group, Inc	1,167,316
8,850		Puget Energy, Inc	180,717
4,791		Questar Corp	362,679
22,401	*	Reliant Energy, Inc	231,178
10,322		Republic Services, Inc	387,591
8,544		SCANA Corp	336,463
19,203		Sempra Energy	861,063
55,873		Southern Co	1,929,295
7,066	*	Southern Union Co	166,970
15,257		TECO Energy, Inc	262,115
7,894		UGI Corp	162,616

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

5,757		Vectren Corp	$156,360
6,357		Westar Energy, Inc	136,676
304		Western Gas Resources, Inc	14,315
17,204		Williams Cos, Inc	398,617
8,776		Wisconsin Energy Corp	342,791
3,014		WPS Resources Corp	166,704
30,037		Xcel Energy, Inc	554,483

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,249,826

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.30%
8,699	*	ADC Telecommunications, Inc	194,336
14,080	*	Advanced Micro Devices, Inc	430,848
9,017	*	Andrew Corp	96,752
2,679		AVX Corp	38,792
3,971	*	CCE Spinco, Inc	52,020
1,371	*	Comverse Technology, Inc	36,455
4,987		Emerson Electric Co	372,529
1,032	*	Energizer Holdings, Inc	51,383
26,188	*	Freescale Semiconductor, Inc (Class B)	659,152
192,498		General Electric Co	6,747,055
1,614		Harris Corp	69,418
63,899		Honeywell International, Inc	2,380,238
1,221	*	International Rectifier Corp	38,950
6,094		Intersil Corp (Class A)	151,619
60,021	*	JDS Uniphase Corp	141,650
3,689		L-3 Communications Holdings, Inc	274,277
18,539	*	LSI Logic Corp	148,312
331,561	*	Lucent Technologies, Inc	881,952
21,281	*	Micron Technology, Inc	283,250
5,278		Molex, Inc	136,964
36,436		Motorola, Inc	823,089
4,832	*	Novellus Systems, Inc	116,548
20,197	*	Sanmina-SCI Corp	86,039
1,765		Scientific-Atlanta, Inc	76,019
1,057	*	Spectrum Brands, Inc	21,468
2,834		Teleflex, Inc	184,153
33,396	*	Tellabs, Inc	364,016
2,433	*	Thomas & Betts Corp	102,089
11,104	*	Vishay Intertechnology, Inc	152,791
4,555		Whirlpool Corp	381,527

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	15,493,691

ENGINEERING AND MANAGEMENT SERVICES - 0.02%
1,049	*	Hewitt Associates, Inc	29,382
928	*	Jacobs Engineering Group, Inc	62,983

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	92,365

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.16%
897	*	Alliant Techsystems, Inc	$68,324
2,587		Aptargroup, Inc	135,041
6,890		Ball Corp	273,671
1,303		Illinois Tool Works, Inc	114,651
4,141		Snap-On, Inc	155,536

		TOTAL FABRICATED METAL PRODUCTS	747,223

FOOD AND KINDRED PRODUCTS - 2.35%
22,212		Anheuser-Busch Cos, Inc	954,228
49,074		Archer Daniels Midland Co	1,210,165
8,740		Campbell Soup Co	260,190
58,889		Coca-Cola Co	2,373,816
22,644		Coca-Cola Enterprises, Inc	434,085
38,723		ConAgra Foods, Inc	785,302
10,746	*	Constellation Brands, Inc (Class A)	281,868
14,931		Del Monte Foods Co	155,730
20,830		General Mills, Inc	1,027,336
12,194		H.J. Heinz Co	411,182
1,027		Hershey Co	56,742
5,409		Hormel Foods Corp	176,766
3,917		J.M. Smucker Co	172,348
6,055		Kellogg Co	261,697
18,788		Kraft Foods, Inc (Class A)	528,694
3,130		McCormick & Co, Inc (Non-Vote)	96,780
3,642		Molson Coors Brewing Co (Class B)	243,978
7,776		Pepsi Bottling Group, Inc	222,471
5,293		PepsiAmericas, Inc	123,115
36,784		Sara Lee Corp	695,218
6,548	*	Smithfield Foods, Inc	200,369
2,341	*	TreeHouse Foods, Inc	43,824
18,276		Tyson Foods, Inc (Class A)	312,520

		TOTAL FOOD AND KINDRED PRODUCTS	11,028,424

FOOD STORES - 0.34%
27,780		Albertson's, Inc	593,103
54,640	*	Kroger Co	1,031,603

		TOTAL FOOD STORES	1,624,706

FORESTRY - 0.31%
5,660		Rayonier, Inc	225,551
18,337		Weyerhaeuser Co	1,216,477

		TOTAL FORESTRY	1,442,028

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 0.39%
2,733		Hillenbrand Industries, Inc	$135,038
11,665		Johnson Controls, Inc	850,495
10,026		Leggett & Platt, Inc	230,197
6,381		Masco Corp	192,642
16,723		Newell Rubbermaid, Inc	397,673

		TOTAL FURNITURE AND FIXTURES	1,806,045

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
8,187		Circuit City Stores, Inc	184,944
2,959	*	Mohawk Industries, Inc	257,374
2,901		Steelcase, Inc (Class A)	45,923

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	488,241

GENERAL BUILDING CONTRACTORS - 0.43%
1,850		Beazer Homes USA, Inc	134,754
4,395		Centex Corp	314,199
5,469		DR Horton, Inc	195,407
1,087		KB Home	78,981
3,835		Lennar Corp (Class A)	234,012
260		Lennar Corp (Class B)	14,739
888		MDC Holdings, Inc	55,038
1,854	*	Meritage Homes Corp	116,654
16,064		Pulte Homes, Inc	632,279
839		Ryland Group, Inc	60,517
4,470		Standard-Pacific Corp	164,496

		TOTAL GENERAL BUILDING CONTRACTORS	2,001,076

GENERAL MERCHANDISE STORES - 0.75%
5,192	*	BJ's Wholesale Club, Inc	153,476
22,084		Costco Wholesale Corp	1,092,495
5,175		Dillard's, Inc (Class A)	128,444
2,912		Family Dollar Stores, Inc	72,188
20,348		Federated Department Stores, Inc	1,349,683
10,252		JC Penney Co, Inc	570,011
8,398	*	Saks, Inc	141,590

		TOTAL GENERAL MERCHANDISE STORES	3,507,887

HEALTH SERVICES - 0.37%
15,552		AmerisourceBergen Corp	643,853
3,572	*	Caremark Rx, Inc	184,994
1,491	*	Community Health Systems, Inc	57,165
1,700		Health Management Associates, Inc (Class A)	37,332
6,355	*	Medco Health Solutions, Inc	354,609

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

484	*	Sierra Health Services, Inc	$38,701
30,397	*	Tenet Healthcare Corp	232,841
4,072	*	Triad Hospitals, Inc	159,745
1,130		Universal Health Services, Inc (Class B)	52,816

		TOTAL HEALTH SERVICES	1,762,056

HOLDING AND OTHER INVESTMENT OFFICES - 3.74%
9,981		Allied Capital Corp	293,142
6,287		AMB Property Corp	309,132
9,505		American Financial Realty Trust	114,060
8,661		Annaly Mortgage Management, Inc	94,751
6,933		Apartment Investment & Management Co (Class A)	262,553
15,817		Archstone-Smith Trust	662,574
5,038		Arden Realty, Inc	225,854
5,547		AvalonBay Communities, Inc	495,070
8,262		Boston Properties, Inc	612,462
3,779		BRE Properties, Inc (Class A)	171,869
3,527		Camden Property Trust	204,284
4,365		CarrAmerica Realty Corp	151,160
3,262		CBL & Associates Properties, Inc	128,882
3,349		Centerpoint Properties Trust	165,709
5,957		Crescent Real Estate Equities Co	118,068
8,217		Developers Diversified Realty Corp	386,363
10,814		Duke Realty Corp	361,188
30,489		Equity Office Properties Trust	924,731
21,351		Equity Residential	835,251
1,786		Essex Property Trust, Inc	164,669
2,422		Federal Realty Investment Trust	146,894
10,687		Friedman Billings Ramsey Group, Inc	105,801
6,621		General Growth Properties, Inc	311,121
10,028		Health Care Property Investors, Inc	256,316
4,255		Health Care REIT, Inc	144,245
3,478		Healthcare Realty Trust, Inc	115,713
5,456		Hospitality Properties Trust	218,786
26,527		Host Marriott Corp	502,687
15,781		HRPT Properties Trust	163,333
28,476		iShares Russell 1000 Value Index Fund	1,965,698
8,368		iStar Financial, Inc	298,319
14,900		Kimco Realty Corp	477,992
2,500		KKR Financial Corp	59,975
6,586		Liberty Property Trust	282,210
3,074		Macerich Co	206,388
4,592		Mack-Cali Realty Corp	198,374
1,916		New Century Financial Corp	69,110
7,658		New Plan Excel Realty Trust	177,512
3,100		Pan Pacific Retail Properties, Inc	207,359
13,727		Plum Creek Timber Co, Inc	494,858
16,490		Prologis	770,413
1,410		Public Storage, Inc	95,485
6,531		Realty Income Corp	141,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

6,026		Reckson Associates Realty Corp	$216,815
5,096		Regency Centers Corp	300,409
3,601		Shurgard Storage Centers, Inc (Class A)	204,213
7,950		Simon Property Group, Inc	609,209
2,882		SL Green Realty Corp	220,156
18,490	*	Telewest Global, Inc	440,432
7,488		Thornburg Mortgage, Inc	196,186
7,128		Trizec Properties, Inc	163,374
5,685		United Dominion Realty Trust, Inc	133,256
8,971		Vornado Realty Trust	748,809
5,898		Weingarten Realty Investors	223,003

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,547,423

HOTELS AND OTHER LODGING PLACES - 0.08%
6,230		Starwood Hotels & Resorts Worldwide, Inc	397,848

		TOTAL HOTELS AND OTHER LODGING PLACES	397,848

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.53%
2,788		Black & Decker Corp	242,444
1,185		Carlisle Cos, Inc	81,943
1,576	*	Cooper Cameron Corp	65,246
1,509		Cummins, Inc	135,403
16,713		Deere & Co	1,138,322
455		Diebold, Inc	17,290
4,869		Dover Corp	197,146
400	*	Dresser-Rand Group, Inc	9,672
8,002		Eaton Corp	536,854
216,961		Hewlett-Packard Co	6,211,593
866		IDEX Corp	35,601
18,507		International Business Machines Corp	1,521,275
8,461		Pall Corp	227,262
5,122		Parker Hannifin Corp	337,847
1,339		Pentair, Inc	46,222
3,348	*	SanDisk Corp	210,321
37,547	*	Solectron Corp	137,422
5,395		SPX Corp	246,929
2,086		Stanley Works	100,211
3,248		Symbol Technologies, Inc	41,639
3,683	*	Terex Corp	218,770
2,926		Timken Co	93,691

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,853,103

INSTRUMENTS AND RELATED PRODUCTS - 0.73%
5,602	*	Agilent Technologies, Inc	186,491
14,817		Applera Corp (Applied Biosystems Group)	393,540
410		Bausch & Lomb, Inc	27,839

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

669		Cooper Cos, Inc	$34,320
21,383		Eastman Kodak Co	500,362
4,284	*	Fisher Scientific International, Inc	265,008
693	*	Mettler-Toledo International, Inc	38,254
4,511		PerkinElmer, Inc	106,279
8,062		Pitney Bowes, Inc	340,620
798		Roper Industries, Inc	31,529
4,721		Tektronix, Inc	133,179
4,746	*	Teradyne, Inc	69,149
7,803	*	Thermo Electron Corp	235,104
71,588	*	Xerox Corp	1,048,764

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,410,438

INSURANCE AGENTS, BROKERS AND SERVICE - 0.87%
23,724		AON Corp	852,878
1,103		Gallagher (Arthur J.) & Co	34,061
22,216		Hartford Financial Services Group, Inc	1,908,132
39,919		Marsh & McLennan Cos, Inc	1,267,827

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,062,898

INSURANCE CARRIERS - 7.65%
4,248		Aetna, Inc	400,629
7,703		Aflac, Inc	357,573
422	*	Alleghany Corp	119,848
50,017		Allstate Corp	2,704,419
6,407		Ambac Financial Group, Inc	493,723
3,429		American Financial Group, Inc	131,365
120,920		American International Group, Inc	8,250,372
530		American National Insurance Co	62,005
3,022		AmerUs Group Co	171,257
8,375		Assurant, Inc	364,229
14,584		Chubb Corp	1,424,128
9,800		Cigna Corp	1,094,660
13,161		Cincinnati Financial Corp	588,033
1,629	*	CNA Financial Corp	53,317
1,995		Commerce Group, Inc	114,274
11,040	*	Conseco, Inc	255,797
2,718		Erie Indemnity Co (Class A)	144,598
12,048		Fidelity National Financial, Inc	443,246
2,003		Fidelity National Title Group, Inc	48,773
6,173		First American Corp	279,637
16,897		Genworth Financial, Inc	584,298
3,692		Hanover Insurance Group, Inc	154,215
4,184		HCC Insurance Holdings, Inc	124,181
3,389	*	Health Net, Inc	174,703
3,082	*	Humana, Inc	167,445
10,236		Jefferson-Pilot Corp	582,735
6,094		Leucadia National Corp	289,221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

13,145		Lincoln National Corp	$697,079
11,096		Loews Corp	1,052,456
468	*	Markel Corp	148,379
9,476		MBIA, Inc	570,076
1,944		Mercury General Corp	113,180
31,186		Metlife, Inc	1,528,114
7,173		MGIC Investment Corp	472,127
4,292		Nationwide Financial Services, Inc (Class A)	188,848
13,744		Old Republic International Corp	360,917
191	*	Philadelphia Consolidated Holding Co	18,468
7,016		PMI Group, Inc	288,147
22,026		Principal Financial Group	1,044,693
1,343		Progressive Corp	156,836
5,127		Protective Life Corp	224,409
36,084		Prudential Financial, Inc	2,640,988
6,427		Radian Group, Inc	376,558
2,271		Reinsurance Group Of America, Inc	108,463
9,573		Safeco Corp	540,875
50,484		St. Paul Travelers Cos, Inc	2,255,120
4,088		Stancorp Financial Group, Inc	204,196
7,921		Torchmark Corp	440,408
1,852		Transatlantic Holdings, Inc	124,454
1,864		Unitrin, Inc	83,973
22,094		UnumProvident Corp	502,639
6,638		W.R. Berkley Corp	316,102
22,200	*	WellPoint, Inc	1,771,338
180		Wesco Financial Corp	69,300

		TOTAL INSURANCE CARRIERS	35,876,824

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
7,661		Laidlaw International, Inc	177,965

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	177,965

LUMBER AND WOOD PRODUCTS - 0.05%
8,168	v	Louisiana-Pacific Corp	224,375

		TOTAL LUMBER AND WOOD PRODUCTS	224,375

METAL MINING - 0.46%
30,900		Newmont Mining Corp	1,650,060
3,394		Phelps Dodge Corp	488,295

		TOTAL METAL MINING	2,138,355

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
11,817		Hasbro, Inc	238,467
27,496		Mattel, Inc	434,987

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	673,454

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 0.43%
2,745		Barnes & Noble, Inc	$117,129
5,252		Borders Group, Inc	113,811
2,611	*	Dollar Tree Stores, Inc	62,507
23,593	*	Office Depot, Inc	740,820
5,099		OfficeMax, Inc	129,311
40,728	*	Rite Aid Corp	141,733
3,880	*	Sears Holdings Corp	448,256
6,372		Tiffany & Co	243,984

		TOTAL MISCELLANEOUS RETAIL	1,997,551

MOTION PICTURES - 2.77%
400	*	Avid Technology, Inc	21,904
87,494	*	CBS Corp	2,852,304
12,972	*	Discovery Holding Co (Class A)	196,526
104,531		News Corp (Class A)	1,625,457
325,242		Time Warner, Inc	5,672,220
109,717		Walt Disney Co	2,629,916

		TOTAL MOTION PICTURES	12,998,327

NONDEPOSITORY INSTITUTIONS - 2.91%
8,152		American Capital Strategies Ltd	295,184
6,151	*	AmeriCredit Corp	157,650
16,051		Capital One Financial Corp	1,386,806
1,300		CapitalSource, Inc	29,120
15,290		CIT Group, Inc	791,716
40,389		Countrywide Financial Corp	1,380,900
72,534		Fannie Mae	3,540,385
51,561		Freddie Mac	3,369,511
94,958		MBNA Corp	2,578,110
1,185		Westcorp	78,933
537	*	WFS Financial, Inc	40,893

		TOTAL NONDEPOSITORY INSTITUTIONS	13,649,208

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
2,458		Vulcan Materials Co	166,530

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	166,530

OIL AND GAS EXTRACTION - 3.06%
17,667		Anadarko Petroleum Corp	1,673,948
24,559		Apache Corp	1,682,783
28,876		Burlington Resources, Inc	2,489,111
16,897		Chesapeake Energy Corp	536,142
33,236		Devon Energy Corp	2,078,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

3,190		ENSCO International, Inc	$141,477
856		Equitable Resources, Inc	31,407
3,903	*	Forest Oil Corp	177,860
1,323		Helmerich & Payne, Inc	81,907
8,650		Kerr-McGee Corp	785,939
5,480	*	National Oilwell Varco, Inc	343,596
2,525	*	Newfield Exploration Co	126,427
11,518		Noble Energy, Inc	464,175
29,871		Occidental Petroleum Corp	2,386,095
9,154		Pioneer Natural Resources Co	469,326
4,554		Pogo Producing Co	226,835
5,485	*	Pride International, Inc	168,664
3,238		Rowan Cos, Inc	115,402
2,859		Tidewater, Inc	127,111
155	*	Unit Corp	8,530
3,969		Vintage Petroleum, Inc	211,667

		TOTAL OIL AND GAS EXTRACTION	14,326,981

PAPER AND ALLIED PRODUCTS - 0.85%
8,023		Bemis Co	223,601
36,702		International Paper Co	1,233,554
19,637		Kimberly-Clark Corp	1,171,347
13,633		MeadWestvaco Corp	382,133
4,520		Packaging Corp of America	103,734
18,673	*	Smurfit-Stone Container Corp	264,596
7,495		Sonoco Products Co	220,353
8,439		Temple-Inland, Inc	378,489

		TOTAL PAPER AND ALLIED PRODUCTS	3,977,807

PERSONAL SERVICES - 0.04%
23,103		Service Corp International	188,983

		TOTAL PERSONAL SERVICES	188,983

PETROLEUM AND COAL PRODUCTS - 10.21%
5,891		Amerada Hess Corp	747,097
4,969		Ashland, Inc	287,705
169,828		Chevron Corp	9,641,136
104,326		ConocoPhillips	6,069,687
477,315		Exxon Mobil Corp	26,810,784
27,344		Marathon Oil Corp	1,667,164
2,208		Sunoco, Inc	173,063
2,318		Tesoro Corp	142,673
44,370		Valero Energy Corp	2,289,492

		TOTAL PETROLEUM AND COAL PRODUCTS	47,828,801

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.79%
65,269		Alcoa, Inc	$1,930,004
4,228		Hubbell, Inc (Class B)	190,767
12,048		Nucor Corp	803,843
6,624		Precision Castparts Corp	343,189
8,590		United States Steel Corp	412,921

		TOTAL PRIMARY METAL INDUSTRIES	3,680,724

PRINTING AND PUBLISHING - 0.71%
4,544		American Greetings Corp (Class A)	99,832
6,979		Belo (A.H.) Corp Series A	149,420
18,609		Gannett Co, Inc	1,127,147
5,445		Knight Ridder, Inc	344,669
3,311		Lee Enterprises, Inc	122,209
1,553		McClatchy Co (Class A)	91,782
10,716		New York Times Co (Class A)	283,438
15,878		R.R. Donnelley & Sons Co	543,186
17,826		Tribune Co	539,415
47		Washington Post Co (Class B)	35,955

		TOTAL PRINTING AND PUBLISHING	3,337,053

RAILROAD TRANSPORTATION - 1.19%
28,228		Burlington Northern Santa Fe Corp	1,999,107
16,194		CSX Corp	822,169
25,821		Norfolk Southern Corp	1,157,555
19,680		Union Pacific Corp	1,584,437

		TOTAL RAILROAD TRANSPORTATION	5,563,268

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
5,929	*	Goodyear Tire & Rubber Co	103,046
4,022	*	Sealed Air Corp	225,916

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	328,962

SECURITY AND COMMODITY BROKERS - 3.77%
5,819		A.G. Edwards. Inc	272,678
11,024		Ameritrade Holding Corp	264,576
8,556		Bear Stearns Cos, Inc	988,475
200	*	Cbot Holdings, Inc	18,752
27,529	*	E*Trade Financial Corp	574,255
500		Federated Investors, Inc (Class B)	18,520
25,147		Goldman Sachs Group, Inc	3,211,523
16,879		Janus Capital Group, Inc	314,456
3,908		Jefferies Group, Inc	175,782
20,685		Lehman Brothers Holdings, Inc	2,651,196

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

70,651		Merrill Lynch & Co, Inc	$4,785,192
74,085		Morgan Stanley	4,203,583
4,598		Raymond James Financial, Inc	173,207

		TOTAL SECURITY AND COMMODITY BROKERS	17,652,195

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
2,471		Lafarge North America, Inc	135,954
11,415	*	Owens-Illinois, Inc	240,172
2,873	b,*	USG Corp	186,745

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	562,871

TOBACCO PRODUCTS - 1.71%
92,540		Altria Group, Inc	6,914,589
5,119		Loews Corp (Carolina Group)	225,185
6,382		Reynolds American, Inc	608,396
5,997		UST, Inc	244,858

		TOTAL TOBACCO PRODUCTS	7,993,028

TRANSPORTATION BY AIR - 0.11%
30,045		Southwest Airlines Co	493,639

		TOTAL TRANSPORTATION BY AIR	493,639

TRANSPORTATION EQUIPMENT - 1.73%
5,575		Autoliv, Inc	253,217
1,800		Brunswick Corp	73,188
11,287		Dana Corp	81,041
132,453		Ford Motor Co	1,022,537
15,018		General Dynamics Corp	1,712,803
34,608		General Motors Corp	672,087
13,095		Genuine Parts Co	575,132
365		Harsco Corp	24,641
510		ITT Industries, Inc	52,438
522		Martin Marietta Materials, Inc	40,048
26,867		Northrop Grumman Corp	1,614,975
1,649		Paccar, Inc	114,160
9,938	*	Pactiv Corp	218,636
26,285		Raytheon Co	1,055,343
6,711		Textron, Inc	516,613
3,231	*	TRW Automotive Holdings Corp	85,137

		TOTAL TRANSPORTATION EQUIPMENT	8,111,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.11%
6,301	*	Expedia, Inc	$150,972
5,159		Lear Corp	146,825
9,615		Sabre Holdings Corp	231,818

		TOTAL TRANSPORTATION SERVICES	529,615

TRUCKING AND WAREHOUSING - 0.05%
1,897	*	Swift Transportation Co, Inc	38,509
4,447	*	Yellow Roadway Corp	198,381

		TOTAL TRUCKING AND WAREHOUSING	236,890

WATER TRANSPORTATION - 0.06%
3,326		Alexander & Baldwin, Inc	180,402
2,199		Overseas Shipholding Group, Inc	110,808

		TOTAL WATER TRANSPORTATION	291,210

WHOLESALE TRADE-DURABLE GOODS - 0.36%
6,537		Adesa, Inc	159,634
8,622	*	Arrow Electronics, Inc	276,163
7,174	*	Avnet, Inc	171,746
2,894		BorgWarner, Inc	175,463
4,657	*	Ingram Micro, Inc (Class A)	92,814
6,293		Omnicare, Inc	360,085
2,963	*	Tech Data Corp	117,572
4,613		W.W. Grainger, Inc	327,984

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,681,461

WHOLESALE TRADE-NONDURABLE GOODS - 0.72%
4,606		Airgas, Inc	151,537
321		Brown-Forman Corp (Class B)	22,252
11,391		Cardinal Health, Inc	783,131
11,003	*	Dean Foods Co	414,373
13,563		McKesson Corp	699,708
2,845		Reebok International, Ltd	165,664
33,491		Safeway, Inc	792,397
10,145		Supervalu, Inc	329,510
616		Valhi, Inc	11,396

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,369,968

		TOTAL COMMON STOCKS	468,965,280
		(Cost $419,667,816)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 1.16%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.16%
$ 5,430,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	$5,427,979

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	5,427,979

		TOTAL SHORT-TERM INVESTMENTS	5,427,979
		(Cost $5,428,974)

		TOTAL PORTFOLIO- 101.22%	474,404,190
		(Cost $425,102,722)

		OTHER ASSETS & LIABILITIES, NET - (1.22%)	(5,726,535)

		NET ASSETS - 100.00%	$468,677,655

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.95%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
156		Alico, Inc	$7,050
2,034		Chiquita Brands International, Inc	40,700
1,746		Delta & Pine Land Co	40,175
271	*	John B. Sanfilippo & Son	3,504

		TOTAL AGRICULTURAL PRODUCTION-CROPS	91,429

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
818		Pilgrim's Pride Corp	27,125
15		Seaboard Corp	22,665

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	49,790

AMUSEMENT AND RECREATION SERVICES - 0.19%
2,152	*	Alliance Gaming Corp	28,019
476		Churchill Downs, Inc	17,483
237		Dover Downs Gaming & Entertainment, Inc	3,354
503		Dover Motorsports, Inc	3,073
7,931		Harrah's Entertainment, Inc	565,401
1,562		International Speedway Corp (Class A)	74,820
1,409	*	Leapfrog Enterprises, Inc	16,415
963	*	Life Time Fitness, Inc	36,681
1,898	*	Magna Entertainment Corp (Class A)	13,552
3,172	*	Marvel Entertainment, Inc	51,957
1,107	*	Multimedia Games, Inc	10,240
3,122	*	Penn National Gaming, Inc	102,870
1,691	*	Pinnacle Entertainment, Inc	41,785
4,789	*	Six Flags, Inc	36,923
797		Speedway Motorsports, Inc	27,632
547	*	Sunterra Corp	7,778
1,300		Warner Music Group Corp	25,051
3,125		Westwood One, Inc	50,938
988	*	WMS Industries, Inc	24,789
614		World Wrestling Entertainment, Inc	9,014

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,147,775

APPAREL AND ACCESSORY STORES - 0.66%
3,805		Abercrombie & Fitch Co (Class A)	248,010
2,434	*	Aeropostale, Inc	64,014
5,182		American Eagle Outfitters, Inc	119,082
3,164	*	AnnTaylor Stores Corp	109,221
768		Bebe Stores, Inc	10,775
350		Buckle, Inc	11,284
729		Burlington Coat Factory Warehouse Corp	29,313
594	*	Cache, Inc	10,288
806	*	Carter's, Inc	47,433
1,531	*	Casual Male Retail Group, Inc	9,385
1,069		Cato Corp (Class A)	22,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

766	*	Charlotte Russe Holding, Inc	$15,956
5,264	*	Charming Shoppes, Inc	69,485
7,530	*	Chico's FAS, Inc	330,793
854	*	Children's Place Retail Stores, Inc	42,205
1,609		Christopher & Banks Corp	30,217
4,058		Claire's Stores, Inc	118,575
195		DEB Shops, Inc	5,797
872	*	Dress Barn, Inc	33,668
1,000	*	DSW, Inc	26,220
1,823		Finish Line, Inc (Class A)	31,757
6,866		Foot Locker, Inc	161,969
25,867		Gap, Inc	456,294
2,190	*	HOT Topic, Inc	31,208
906	*	Jo-Ann Stores, Inc	10,691
521	*	JOS A Bank Clothiers, Inc	22,617
13,212	*	Kohl's Corp	642,103
15,106		Limited Brands, Inc	337,619
100	*	New York & Co, Inc	2,120
9,666		Nordstrom, Inc	361,508
3,310	*	Pacific Sunwear Of California, Inc	82,485
2,885	*	Payless Shoesource, Inc	72,414
6,485		Ross Stores, Inc	187,417
340	*	Shoe Carnival, Inc	7,453
1,149		Stage Stores, Inc	34,217
1,009		Talbots, Inc	28,070
1,822	*	The Wet Seal, Inc	8,090
1,644	*	Too, Inc	46,405
4,536	*	Urban Outfitters, Inc	114,806
3,100	*	Wilsons The Leather Experts, Inc	11,253

		TOTAL APPAREL AND ACCESSORY STORES	4,005,147

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
762	*	Columbia Sportswear Co	36,370
851	*	DHB Industries, Inc	3,804
827	*	Guess ?, Inc	29,441
1,406	*	Gymboree Corp	32,900
1,023	*	Hartmarx Corp	7,990
5,265		Jones Apparel Group, Inc	161,741
1,102		Kellwood Co	26,316
4,765		Liz Claiborne, Inc	170,682
1,500	*	Maidenform Brands, Inc	18,990
1,115		Phillips-Van Heusen Corp	36,126
2,412		Polo Ralph Lauren Corp	135,410
5,426	*	Quiksilver, Inc	75,096
1,396		Russell Corp	18,790
3,459		VF Corp	191,421
1,988	*	Warnaco Group, Inc	53,119

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	998,196

AUTO REPAIR, SERVICES AND PARKING - 0.06%
379	*	Amerco, Inc	27,307
406		Bandag, Inc	17,324

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

890		Central Parking Corp	$12,211
1,079	*	Dollar Thrifty Automotive Group, Inc	38,920
811	*	Midas, Inc	14,890
429		Monro Muffler, Inc	13,007
2,379	*	PHH Corp	66,660
2,807		Ryder System, Inc	115,143
1,705	*	Wright Express Corp	37,510

		TOTAL AUTO REPAIR, SERVICES AND PARKING	342,972

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
4,686	*	Advance Auto Parts	203,654
309	*	America's Car-Mart, Inc	5,105
431	*	Asbury Automotive Group, Inc	7,094
7,825	*	Autonation, Inc	170,037
2,266	*	Autozone, Inc	207,906
4,661	*	Carmax, Inc	129,016
3,118	*	Copart, Inc	71,901
1,694	*	CSK Auto Corp	25,546
584		Lithia Motors, Inc (Class A)	18,361
542	*	MarineMax, Inc	17,111
4,369	*	O'Reilly Automotive, Inc	139,852
916	*	Rush Enterprises, Inc (Class A)	13,630
1,240		Sonic Automotive, Inc	27,627
1,132		United Auto Group, Inc	43,242

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,080,082

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
900	*	Builders FirstSource, Inc	19,233
816	*	Central Garden & Pet Co	37,487
5,490		Fastenal Co	215,153
93,157		Home Depot, Inc	3,770,995
33,504		Lowe's Cos, Inc	2,233,377
4,559		Sherwin-Williams Co	207,070

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,483,315

BUSINESS SERVICES - 7.29%
16,752	*	3Com Corp	60,307
478	*	3D Systems Corp	8,604
1,526		Aaron Rents, Inc	32,168
1,629		ABM Industries, Inc	31,847
10,784	*	Activision, Inc	148,172
3,687		Acxiom Corp	84,801
600		Administaff, Inc	25,230
25,723		Adobe Systems, Inc	950,722
1,001	*	Advent Software, Inc	28,939
1,547		Advo, Inc	43,594
5,233	*	Affiliated Computer Services, Inc (Class A)	309,689
2,749	*	Agile Software Corp	16,439
5,205	*	Akamai Technologies, Inc	103,736
3,572	*	Alliance Data Systems Corp	127,163

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,093	*	Altiris, Inc	$18,461
570	*	American Reprographics Co	14,484
1,488	*	AMICAS, Inc	7,380
392	*	AMN Healthcare Services, Inc	7,754
229	*	Ansoft Corp	7,797
1,522	*	Ansys, Inc	64,974
1,203	*	Anteon International Corp	65,383
2,406	*	Applied Digital Solutions, Inc	6,905
2,453	*	aQuantive, Inc	61,914
1,318		Arbitron, Inc	50,058
3,107	*	Ariba, Inc	22,836
2,330	*	Aspen Technology, Inc	18,291
489	*	Asset Acceptance Capital Corp	10,983
340	*	Atari, Inc	367
743	*	Audible, Inc	9,540
2,383	*	Autobytel, Inc	11,772
9,946		Autodesk, Inc	427,181
24,941		Automatic Data Processing, Inc	1,144,542
2,294	*	Avocent Corp	62,401
409	*	Bankrate, Inc	12,074
15,559	*	BEA Systems, Inc	146,255
7,153	*	BearingPoint, Inc	56,223
5,485	*	BISYS Group, Inc	76,845
556		Blackbaud, Inc	9,496
500	*	Blackboard, Inc	14,490
558	*	Blue Coat Systems, Inc	25,512
9,657	*	BMC Software, Inc	197,872
4,024	*	Borland Software Corp	26,277
461	*	Bottomline Technologies, Inc	5,080
1,782		Brady Corp (Class A)	64,473
2,481		Brink's Co	118,865
1,310	*	CACI International, Inc (Class A)	75,168
12,167	*	Cadence Design Systems, Inc	205,866
2,289		Catalina Marketing Corp	58,026
3,206	*	CBIZ, Inc	19,300
415	*	CCC Information Services Group, Inc	10,881
45,484		Cendant Corp	784,599
6,698	*	Ceridian Corp	166,445
1,389	*	Cerner Corp	126,274
2,480		Certegy, Inc	100,589
3,705	*	Checkfree Corp	170,060
4,033	*	ChoicePoint, Inc	179,509
2,298	*	Ciber, Inc	15,167
6,886	*	Citrix Systems, Inc	198,179
1,600	*	Clear Channel Outdoor Holdings, Inc	32,080
372	*	Click Commerce, Inc	7,819
19,614	*	CMGI, Inc	29,813
6,132	*	CNET Networks, Inc	90,093
1,100	*	Cogent, Inc	24,948
1,984		Cognex Corp	59,699
5,942	*	Cognizant Technology Solutions Corp	299,180
20,279		Computer Associates International, Inc	571,665
305		Computer Programs & Systems, Inc	12,636
8,337	*	Computer Sciences Corp	422,186
17,083	*	Compuware Corp	153,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

472	*	COMSYS IT Partners, Inc	$5,216
1,628	*	Concur Technologies, Inc	20,985
6,594	*	Convergys Corp	104,515
773	*	CoStar Group, Inc	33,370
1,148	*	Covansys Corp	15,624
2,255	*	CSG Systems International, Inc	50,332
717	*	Cyberguard Corp	6,331
1,699	*	Cybersource Corp	11,213
2,286		Deluxe Corp	68,900
1,846	*	Dendrite International, Inc	26,601
1,523	*	Digital Insight Corp	48,766
1,430	*	Digital River, Inc	42,528
2,702	*	DST Systems, Inc	161,877
4,316	*	Earthlink, Inc	47,962
46,962	*	eBay, Inc	2,031,107
1,544	*	Echelon Corp	12,090
1,870	*	Eclipsys Corp	35,399
889	*	eCollege.com, Inc	16,029
1,402	*	eFunds Corp	32,886
821	*	Electro Rent Corp	12,241
13,359	*	Electronic Arts, Inc	698,809
22,519		Electronic Data Systems Corp	541,357
2,347	*	Electronics for Imaging, Inc	62,454
518	*	Emageon, Inc	8,236
14,699	*	Emdeon Corp	124,354
3,555	*	Entrust, Inc	17,206
2,158	*	Epicor Software Corp	30,493
646	*	EPIQ Systems, Inc	11,977
5,662		Equifax, Inc	215,269
621	*	Equinix, Inc	25,312
314	*	Escala Group, Inc	6,368
1,498	*	eSpeed, Inc (Class A)	11,550
1,627	*	F5 Networks, Inc	93,048
1,500		Factset Research Systems, Inc	61,740
2,947		Fair Isaac Corp	130,169
1,723	*	FalconStor Software, Inc	12,733
1,955	*	Filenet Corp	50,537
33,355		First Data Corp	1,434,599
8,350	*	Fiserv, Inc	361,305
623	*	Forrester Research, Inc	11,681
2,119	*	Gartner, Inc (Class A)	27,335
2,047	*	Getty Images, Inc	182,736
1,274		Gevity HR, Inc	32,767
7,119	*	Google, Inc (Class A)	2,953,388
5,021		GTECH Holdings Corp	159,367
923		Healthcare Services Group	19,115
803	*	Heidrick & Struggles International, Inc	25,736
5,653	*	Homestore, Inc	28,830
1,038	*	Hudson Highland Group, Inc	18,020
2,871	*	Hypercom Corp	18,346
2,868	*	Hyperion Solutions Corp	102,732
968	*	IDX Systems Corp	42,515
416	*	iGate Corp	2,022
9,871		IMS Health, Inc	245,985
876	*	Infocrossing, Inc	7,542

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,462	*	Informatica Corp	$41,544
1,375	*	Infospace, Inc	35,503
1,860		infoUSA, Inc	20,330
351	*	Innovative Solutions & Support, Inc	4,486
343		Integral Systems, Inc	6,469
1,587		Interactive Data Corp	36,041
1,110	*	Intergraph Corp	55,289
1,501	*	Internet Capital Group, Inc	12,338
1,630	*	Internet Security Systems, Inc	34,149
334		Interpool, Inc	6,306
18,687	*	Interpublic Group of Cos, Inc	180,330
533	*	Intervideo, Inc	5,623
2,106	*	Interwoven, Inc	17,838
873	*	Intrado, Inc	20,096
6,786	*	Intuit, Inc	361,694
2,349	*	Ipass, Inc	15,409
553	*	iPayment, Inc	22,961
4,974	*	Iron Mountain, Inc	210,002
1,855	*	iVillage, Inc	14,877
3,164		Jack Henry & Associates, Inc	60,369
449	*	Jamdat Mobile, Inc	11,934
1,422	*	JDA Software Group, Inc	24,188
23,606	*	Juniper Networks, Inc	526,414
868	*	Jupitermedia Corp	12,829
1,001	*	Kanbay International, Inc	15,906
2,403	*	Keane, Inc	26,457
790		Kelly Services, Inc (Class A)	20,714
834	*	Keynote Systems, Inc	10,717
1,188	*	Kforce, Inc	13,258
2,540	*	KFX, Inc	43,459
2,072	*	Kinetic Concepts, Inc	82,383
1,429	*	Korn/Ferry International	26,708
1,484	*	Kronos, Inc	62,120
2,632	*	Labor Ready, Inc	54,798
3,791	*	Lamar Advertising Co	174,917
3,158	*	Lawson Software, Inc	23,211
2,598	*	Lionbridge Technologies	18,238
689	*	LoJack Corp	16,626
1,159	*	Magma Design Automation, Inc	9,747
1,478	*	Manhattan Associates, Inc	30,269
3,923		Manpower, Inc	182,420
857	*	Mantech International Corp (Class A)	23,876
1,157	*	Mapinfo Corp	14,590
847	*	Marchex, Inc	19,049
300	*	Marlin Business Services, Inc	7,167
2,678	*	Matrixone, Inc	13,363
7,177	*	McAfee, Inc	194,712
3,520	*	Mentor Graphics Corp	36,397
3,082	*	Mercury Interactive Corp	85,649
3,075	*	Micromuse, Inc	30,412
399,449		Microsoft Corp	10,445,591
677	*	MicroStrategy, Inc	56,015
1,012	*	Midway Games, Inc	19,198
4,012		MoneyGram International, Inc	104,633
4,574	*	Monster Worldwide, Inc	186,711

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

741	*	Motive, Inc	$2,290
4,739	*	MPS Group, Inc	64,782
1,096	*	MRO Software, Inc	15,388
3,837	*	NAVTEQ Corp	168,329
1,262	*	NCO Group, Inc	21,353
8,146	*	NCR Corp	276,475
1,835	*	NDCHealth Corp	35,287
698	*	Ness Technologies, Inc	7,517
1,672	*	NetFlix, Inc	45,244
2,907	*	NetIQ Corp	35,727
745	*	Netratings, Inc	9,186
976	*	Netscout Systems, Inc	5,319
1,494	*	NIC, Inc	9,203
17,121	*	Novell, Inc	151,187
7,694		Omnicom Group, Inc	654,990
917	*	Online Resources Corp	10,133
693	*	Open Solutions, Inc	15,884
2,025	*	Opsware, Inc	13,750
163,254	*	Oracle Corp	1,993,331
1,073	*	Packeteer, Inc	8,337
12,550	*	Parametric Technology Corp	76,555
573	*	PDF Solutions, Inc	9,311
703	*	Pegasystems, Inc	5,139
3,294	*	Perot Systems Corp (Class A)	46,577
830	*	Phase Forward, Inc	8,093
818	*	Phoenix Technologies Ltd	5,121
634	*	Portfolio Recovery Associates, Inc	29,443
500	*	PRA International	14,075
2,790	*	Premiere Global Services, Inc	22,683
1,489	*	Progress Software Corp	42,258
1,167		QAD, Inc	8,916
234		Quality Systems, Inc	17,962
2,593	*	Quest Software, Inc	37,832
905	*	Radiant Systems, Inc	11,005
799	*	Radisys Corp	13,855
5,698	*	RealNetworks, Inc	44,216
7,302	*	Red Hat, Inc	198,906
1,434	*	Redback Networks, Inc	20,162
472		Renaissance Learning, Inc	8,926
3,308	*	Rent-A-Center, Inc	62,389
1,245	*	Rent-Way, Inc	7,956
2,751		Reynolds & Reynolds Co (Class A)	77,221
500	*	RightNow Technologies, Inc	9,230
7,342		Robert Half International, Inc	278,188
1,251		Rollins, Inc	24,657
3,243	*	RSA Security, Inc	36,419
3,636	*	S1 Corp	15,817
1,074	*	SafeNet, Inc	34,604
2,905	*	Salesforce.com, Inc	93,105
4,100	*	Sapient Corp	23,329
1,739	*	Secure Computing Corp	21,320
1,273	*	Serena Software, Inc	29,839
12,926		ServiceMaster Co	154,466
313	*	SI International, Inc	9,568
22,316		Siebel Systems, Inc	236,103
1,273	*	Sohu.com, Inc	23,347

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,930	*	SonicWALL, Inc	$23,206
10,472	*	Sonus Networks, Inc	38,956
1,780	*	Sotheby's Holdings, Inc (Class A)	32,681
2,204	*	Spherion Corp	22,062
881	*	SPSS, Inc	27,249
1,420	*	SRA International, Inc (Class A)	43,367
545		Startek, Inc	9,810
890	*	Stellent, Inc	8,838
455	*	Stratasys, Inc	11,380
147,139	*	Sun Microsystems, Inc	616,512
2,055	*	SupportSoft, Inc	8,672
4,229	*	Sybase, Inc	92,446
1,090	*	SYKES Enterprises, Inc	14,573
47,107	*	Symantec Corp	824,373
408	*	SYNNEX Corp	6,165
5,928	*	Synopsys, Inc	118,916
195		Syntel, Inc	4,062
2,941	*	Take-Two Interactive Software, Inc	52,056
932		Talx Corp	42,602
1,941	*	TeleTech Holdings, Inc	23,389
2,857	*	THQ, Inc	68,139
9,445	*	TIBCO Software, Inc	70,554
507	*	TNS, Inc	9,724
1,360		Total System Services, Inc	26,914
880	*	TradeStation Group, Inc	10,894
1,585	*	Transaction Systems Architects, Inc	45,632
1,550	*	Trizetto Group, Inc	26,335
457	*	TRM Corp	3,405
851	*	Ultimate Software Group, Inc	16,229
14,841	*	Unisys Corp	86,523
2,460		United Online, Inc	34,981
2,839	*	United Rentals, Inc	66,404
873	*	Universal Compression Holdings, Inc	35,898
3,830	*	Valueclick, Inc	69,361
1,022	*	Vasco Data Security International	10,077
1,104	*	Ventiv Health, Inc	26,076
469	*	Verint Systems, Inc	16,166
11,510	*	VeriSign, Inc	252,299
386	*	Vertrue, Inc	13,637
1,078		Viad Corp	31,618
1,466	*	Vignette Corp	23,910
350	*	Volt Information Sciences, Inc	6,657
24,083		Waste Management, Inc	730,919
1,575	*	WebEx Communications, Inc	34,067
193	*	WebMD Health Corp	5,607
2,241	*	webMethods, Inc	17,278
1,014	*	Websense, Inc	66,559
3,100	*	Wind River Systems, Inc	45,787
1,103	*	Witness Systems, Inc	21,696
52,389	*	Yahoo!, Inc	2,052,601

		TOTAL BUSINESS SERVICES	44,146,815

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 9.46%
4,378	*	Aastrom Biosciences, Inc	$9,238
66,835		Abbott Laboratories	2,635,304
4,058	*	Abgenix, Inc	87,288
100	*	Adams Respiratory Therapeutics, Inc	4,066
1,103	*	Adolor Corp	16,104
9,924		Air Products & Chemicals, Inc	587,402
1,362	*	Albany Molecular Research, Inc	16,548
1,707		Albemarle Corp	65,463
3,376		Alberto-Culver Co	154,452
1,266	*	Alexion Pharmaceuticals, Inc	25,637
4,277	*	Alkermes, Inc	81,776
1,410		Alpharma, Inc (Class A)	40,199
859	*	American Pharmaceutical Partners, Inc	33,321
422		American Vanguard Corp	9,917
53,474	*	Amgen, Inc	4,216,960
3,433	*	Andrx Corp	56,542
1,148		Arch Chemicals, Inc	34,325
1,364	*	Arena Pharmaceuticals, Inc	19,396
1,308	*	Arqule, Inc	8,005
1,485	*	Array Biopharma, Inc	10,410
1,310	*	Atherogenics, Inc	26,213
4,657	*	AVANIR Pharmaceuticals	16,020
4,636		Avery Dennison Corp	256,232
20,325		Avon Products, Inc	580,279
337		Balchem Corp	10,046
4,454	*	Barr Pharmaceuticals, Inc	277,440
407	*	Barrier Therapeutics, Inc	3,337
997	*	Bentley Pharmaceuticals, Inc	16,361
1,207	*	Bioenvision, Inc	7,882
15,108	*	Biogen Idec, Inc	684,846
3,604	*	BioMarin Pharmaceuticals, Inc	38,851
84,241		Bristol-Myers Squibb Co	1,935,858
2,563		Cabot Corp	91,755
1,604		Calgon Carbon Corp	9,127
1,425		Cambrex Corp	26,747
565	*	Caraco Pharmaceutical Laboratories Ltd	5,074
1,800		Celanese Corp (Series A)	34,416
1,593	*	Cell Genesys, Inc	9,446
1,629	*	Cell Therapeutics, Inc	3,551
2,536	*	Cephalon, Inc	164,181
1,900		CF Industries Holdings, Inc	28,975
3,249	*	Charles River Laboratories International, Inc	137,660
768	*	Chattem, Inc	27,948
10,319		Chemtura Corp	131,051
4,711	*	Chiron Corp	209,451
2,885		Church & Dwight Co, Inc	95,292
6,654		Clorox Co	378,546
22,417		Colgate-Palmolive Co	1,229,572
1,489	*	Connetics Corp	21,516
1,500	*	Cotherix, Inc	15,930
2,210	*	Cubist Pharmaceuticals, Inc	46,963
2,579	*	Curis, Inc	9,181
727	*	Cypress Bioscience, Inc	4,202
727	*	Cypress Bioscience, Inc	4,202
1,383		Cytec Industries, Inc	65,872

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,866		Dade Behring Holdings, Inc	$158,081
1,820	*	Dendreon Corp	9,864
1,129		Diagnostic Products Corp	54,813
830	*	Digene Corp	24,211
2,149	*	Discovery Laboratories, Inc	14,355
949	*	Dov Pharmaceutical, Inc	13,931
41,361		Dow Chemical Co	1,812,482
39,538		Du Pont (E.I.) de Nemours & Co	1,680,365
1,946	*	Durect Corp	9,866
932	*	Dusa Pharmaceuticals, Inc	10,038
3,505		Eastman Chemical Co	180,823
7,985		Ecolab, Inc	289,616
42,400		Eli Lilly & Co	2,399,416
923	*	Elizabeth Arden, Inc	18,515
2,745	*	Encysive Pharmaceuticals, Inc	21,658
5,260		Engelhard Corp	158,589
1,803	*	Enzon Pharmaceuticals, Inc	13,342
1,214	*	EPIX Pharmaceuticals, Inc	4,905
5,559		Estee Lauder Cos (Class A)	186,115
1,607		Ferro Corp	30,147
1,169	*	First Horizon Pharmaceutical Corp	20,165
1,562	*	FMC Corp	83,052
15,232	*	Forest Laboratories, Inc	619,638
19,925	*	Genentech, Inc	1,843,063
954	*	Genitope Corp	7,584
10,955	*	Genzyme Corp	775,401
1,433		Georgia Gulf Corp	43,592
2,079	*	Geron Corp	17,900
19,427	*	Gilead Sciences, Inc	1,022,443
2,695	*	GlobeTel Communications Corp	9,945
1,227		H.B. Fuller Co	39,350
224	*	Hi-Tech Pharmacal Co, Inc	9,921
6,891	*	Hospira, Inc	294,797
6,175	*	Human Genome Sciences, Inc	52,858
2,500	*	Huntsman Corp	43,050
452	*	Idenix Pharmaceuticals, Inc	7,734
1,363	*	Idexx Laboratories, Inc	98,109
3,146	*	ImClone Systems, Inc	107,719
2,007	*	Immucor, Inc	46,884
2,102	*	Immunogen, Inc	10,783
1,788	*	Inspire Pharmaceuticals, Inc	9,083
315		Inter Parfums, Inc	5,657
1,585	*	InterMune, Inc	26,628
3,841		International Flavors & Fragrances, Inc	128,674
835	*	Inverness Medical Innovations, Inc	19,798
2,138	*	Invitrogen Corp	142,542
8,637	*	IVAX Corp	270,597
10,749	*	King Pharmaceuticals, Inc	181,890
628	*	Kos Pharmaceuticals, Inc	32,486
200		Kronos Worldwide, Inc	5,802
1,821	*	KV Pharmaceutical Co (Class A)	37,513
3,085		Lubrizol Corp	133,982
8,835		Lyondell Chemical Co	210,450
1,211		MacDermid, Inc	33,787
600		Mannatech, Inc	8,286

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

800	*	MannKind Corp	$9,008
1,323	*	Martek Biosciences Corp	32,559
4,592	*	Medarex, Inc	63,599
2,267	*	Medicines Co	39,559
2,358		Medicis Pharmaceutical Corp (Class A)	75,574
10,799	*	Medimmune, Inc	378,181
94,898		Merck & Co, Inc	3,018,705
711		Meridian Bioscience, Inc	14,320
3,242	*	MGI Pharma, Inc	55,633
13,701	*	Millennium Pharmaceuticals, Inc	132,900
841		Minerals Technologies, Inc	47,003
800	*	Momenta Pharmaceuticals, Inc	17,632
11,695		Monsanto Co	906,713
6,006	*	Mosaic Co	87,868
9,624		Mylan Laboratories, Inc	192,095
1,168	*	Myogen, Inc	35,227
2,896	*	Nabi Biopharmaceuticals	9,788
3,438	*	Nalco Holding Co	60,887
733	*	Nastech Pharmaceutical Co, Inc	10,790
384		Natures Sunshine Products, Inc	6,943
2,341	*	NBTY, Inc	38,041
1,592	*	Neurocrine Biosciences, Inc	99,866
226	*	New River Pharmaceuticals, Inc	11,725
740	*	NewMarket Corp	18,100
513	*	NitroMed, Inc	7,156
383		NL Industries, Inc	5,396
960	*	Northfield Laboratories, Inc	12,864
1,192	*	Noven Pharmaceuticals, Inc	18,035
2,016	*	NPS Pharmaceuticals, Inc	23,869
2,090	*	Nuvelo, Inc	16,950
662		Octel Corp	10,771
3,422		Olin Corp	67,345
1,409	*	OM Group, Inc	26,433
1,480	*	Onyx Pharmaceuticals, Inc	42,565
2,133	*	OraSure Technologies, Inc	18,813
2,418	*	OSI Pharmaceuticals, Inc	67,801
1,604	*	Pain Therapeutics, Inc	10,843
1,627	*	Par Pharmaceutical Cos, Inc	50,990
1,312	*	Parexel International Corp	26,581
263	*	Parlux Fragrances, Inc	8,029
778	*	Penwest Pharmaceuticals Co	15,187
3,457		Perrigo Co	51,544
321,083		Pfizer, Inc	7,487,656
999	*	Pharmion Corp	17,752
488	*	Pioneer Cos, Inc	14,625
4,316	*	PolyOne Corp	27,752
1,146	*	Pozen, Inc	10,990
7,389		PPG Industries, Inc	427,823
13,707		Praxair, Inc	725,923
1,088	*	Prestige Brands Holdings, Inc	13,600
145,395		Procter & Gamble Co	8,415,463
732	*	Progenics Pharmaceuticals, Inc	18,307
4,511	*	Protein Design Labs, Inc	128,203
764	*	Renovis, Inc	11,689

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

7,479	*	Revlon, Inc (Class A)	$23,185
700	*	Rockwood Holdings, Inc	13,811
7,002		Rohm & Haas Co	339,037
5,210		RPM International, Inc	90,498
1,939	*	Salix Pharmaceuticals Ltd	34,088
64,228		Schering-Plough Corp	1,339,154
1,856		Scotts Miracle-Gro Co (Class A)	83,965
1,878		Sensient Technologies Corp	33,616
4,566	*	Sepracor, Inc	235,606
1,508	*	Serologicals Corp	29,768
2,906		Sigma-Aldrich Corp	183,921
2,733	*	StemCells, Inc	9,429
250		Stepan Co	6,723
1,943	*	SuperGen, Inc	9,812
708	*	SurModics, Inc	26,189
1,295	*	Tanox, Inc	21,199
3,907	*	Terra Industries, Inc	21,879
1,400		UAP Holding Corp	28,588
976	*	United Therapeutics Corp	67,461
454	*	USANA Health Sciences, Inc	17,415
4,070		USEC, Inc	48,637
3,813		Valeant Pharmaceuticals International	68,939
4,516		Valspar Corp	111,410
3,577	*	VCA Antech, Inc	100,871
4,053	*	Vertex Pharmaceuticals, Inc	112,147
4,354	*	Watson Pharmaceuticals, Inc	141,549
1,629		Wellman, Inc	11,045
700		Westlake Chemical Corp	20,167
2,832	*	WR Grace & Co	26,621
57,875		Wyeth	2,666,301
1,007	*	Zymogenetics, Inc	17,129

		TOTAL CHEMICALS AND ALLIED PRODUCTS	57,288,300

COAL MINING - 0.20%
1,200	*	Alpha Natural Resources, Inc	23,052
2,767		Arch Coal, Inc	220,055
3,982		Consol Energy, Inc	259,547
1,006		Foundation Coal Holdings, Inc	38,228
568	*	James River Coal Co	21,698
3,352		Massey Energy Co	126,940
5,678		Peabody Energy Corp	467,981
808		Penn Virginia Corp	46,379

		TOTAL COAL MINING	1,203,880

COMMUNICATIONS - 4.02%
2,666		Adtran, Inc	79,287
1,915	*	Airspan Networks, Inc	10,896
5,783	*	Alamosa Holdings, Inc	107,622
16,106		Alltel Corp	1,016,289
17,368	*	American Tower Corp (Class A)	470,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,496		Anixter International, Inc	$58,524
169,798		AT&T, Inc	4,158,353
1,078	*	Audiovox Corp (Class A)	14,941
20,395	*	Avaya, Inc	217,624
195		Beasley Broadcast Group, Inc (Class A)	2,634
78,966		BellSouth Corp	2,139,979
801	*	Brightpoint, Inc	22,212
8,685	*	Cablevision Systems Corp (Class A)	203,837
543		Centennial Communications Corp	8,427
5,578		CenturyTel, Inc	184,966
14,056	*	Charter Communications, Inc (Class A)	17,148
10,990	*	Cincinnati Bell, Inc	38,575
2,440		Citadel Broadcasting Corp	32,794
15,151		Citizens Communications Co	185,297
23,586		Clear Channel Communications, Inc	741,780
88,010	*	Comcast Corp (Class A)	2,284,740
883		Commonwealth Telephone Enterprises, Inc	29,819
1,527	*	Cox Radio, Inc (Class A)	21,500
9,410	*	Crown Castle International Corp	253,223
1,284	*	Crown Media Holdings, Inc (Class A)	11,774
890		CT Communications, Inc	10,805
2,564	*	Cumulus Media, Inc (Class A)	31,819
30,087	*	DIRECTV Group, Inc	424,828
3,349	*	Dobson Communications Corp (Class A)	25,118
10,029	*	EchoStar Communications Corp (Class A)	272,488
1,155	*	Emmis Communications Corp (Class A)	22,996
1,748	*	Entercom Communications Corp	51,863
2,599	*	Entravision Communications Corp (Class A)	18,505
1,078		Fairpoint Communications, Inc	11,168
405	*	Fisher Communications, Inc	16,779
5,793	*	Foundry Networks, Inc	80,001
2,156	*	General Communication, Inc (Class A)	22,271
2,704		Global Payments, Inc	126,033
923		Golden Telecom, Inc	23,961
1,889		Gray Television, Inc	18,550
1,203		Hearst-Argyle Television, Inc	28,692
7,863	*	IAC/InterActiveCorp	222,602
2,232	*	IDT Corp (Class B)	26,114
631	*	InPhonic, Inc	5,483
1,000		Iowa Telecommunications Services, Inc	15,490
941	*	j2 Global Communications, Inc	40,218
27,511	*	Level 3 Communications, Inc	78,957
769		Liberty Corp	35,997
20,432	*	Liberty Global, Inc	459,720
121,804	*	Liberty Media Corp (Class A)	958,597
1,154	*	Lin TV Corp (Class A)	12,856
506	*	Lodgenet Entertainment Corp	7,054
1,400	*	Mastec, Inc	14,658
11,890		MCI, Inc	234,590
2,423	*	Mediacom Communications Corp	13,302
1,000	*	NeuStar, Inc	30,490
6,622	*	Nextel Partners, Inc (Class A)	185,019

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

5,610	*	NII Holdings, Inc (Class B)	$245,045
739		North Pittsburgh Systems, Inc	13,945
1,047	*	Novatel Wireless, Inc	12,679
3,237	*	NTL, Inc	220,375
2,082		PanAmSat Holding Corp	51,009
2,063	*	Price Communications Corp	30,677
65,768	*	Qwest Communications International, Inc	371,595
3,375	*	Radio One, Inc (Class D)	34,931
940	*	RCN Corp	22,043
1	v*	RCN Corp Wts 12/21/06	0
1,768	*	Regent Communications, Inc	8,204
824	*	Saga Communications, Inc (Class A)	8,957
460	*	Salem Communications Corp (Class A)	8,045
3,207	*	SBA Communications Corp	57,405
252		Shenandoah Telecom Co	10,040
1,913		Sinclair Broadcast Group, Inc (Class A)	17,600
1,918	*	Spanish Broadcasting System, Inc (Class A)	9,801
120,549		Sprint Nextel Corp	2,816,025
631		SureWest Communications	16,639
718	*	Syniverse Holdings, Inc	15,006
1,691	*	Talk America Holdings, Inc	14,593
4,641		Telephone and Data Systems, Inc (Non-Vote)	167,215
1,345	*	Telkonet, Inc	5,582
995	*	Terremark Worldwide, Inc	4,627
2,540	*	TiVo, Inc	13,005
3,248	*	Ubiquitel, Inc	32,123
9,632	*	Univision Communications, Inc (Class A)	283,084
640	*	US Cellular Corp	31,616
1,270		USA Mobility, Inc	35,204
1,114		Valor Communications Group, Inc	12,700
119,591		Verizon Communications, Inc	3,602,081
873	*	West Corp	36,797
2,647	*	Wireless Facilities, Inc	13,500
9,215	*	XM Satellite Radio Holdings, Inc	251,385

		TOTAL COMMUNICATIONS	24,313,471

DEPOSITORY INSTITUTIONS - 9.92%
664		1st Source Corp	16,700
561	*	ACE Cash Express, Inc	13,099
634		Alabama National Bancorp	41,058
929		Amcore Financial, Inc	28,251
560	*	AmericanWest Bancorp	13,233
594		Ameris Bancorp	11,785
369		Ames National Corp	9,487
15,403		AmSouth Bancorp	403,713
1,029		Anchor Bancorp Wisconsin, Inc	31,220
502		Arrow Financial Corp	13,127
6,117		Associated Banc-Corp	199,108
4,275		Astoria Financial Corp	125,685
134		Bancfirst Corp	10,586

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

344	*	Bancorp, Inc	$5,848
3,646		Bancorpsouth, Inc	80,467
557		BancTrust Financial Group, Inc	11,196
3,001		Bank Mutual Corp	31,811
173,595		Bank of America Corp	8,011,409
727		Bank of Granite Corp	13,471
2,278		Bank of Hawaii Corp	117,408
33,162		Bank of New York Co, Inc	1,056,210
492		Bank of the Ozarks, Inc	18,155
2,074		BankAtlantic Bancorp, Inc (Class A)	29,036
1,134		BankUnited Financial Corp (Class A)	30,130
602		Banner Corp	18,782
23,322		BB&T Corp	977,425
287		Berkshire Hills Bancorp, Inc	9,615
538	*	BFC Financial Corp	2,970
886		BOK Financial Corp	40,251
1,331		Boston Private Financial Holdings, Inc	40,489
2,567		Brookline Bancorp, Inc	36,374
353		Camden National Corp	11,607
547		Capital City Bank Group, Inc	18,757
451		Capital Corp of the West	14,635
264	*	Capital Crossing Bank	8,818
587		Capitol Bancorp Ltd	21,977
1,081		Capitol Federal Financial	35,608
857		Cardinal Financial Corp	9,427
917		Cascade Bancorp	21,100
2,106		Cathay General Bancorp	75,690
2,500	*	Centennial Bank Holdings, Inc	30,925
468		Center Financial Corp	11,775
500	*	Central Coast Bancorp	12,370
1,328		Central Pacific Financial Corp	47,702
176		Charter Financial Corp	6,285
1,217		Chemical Financial Corp	38,652
1,644		Chittenden Corp	45,720
224,488		Citigroup, Inc	10,894,403
345		Citizens & Northern Corp	8,842
1,891		Citizens Banking Corp	52,475
356		City Bank	12,663
906		City Holding Co	32,571
1,702		City National Corp	123,293
755		Clifton Savings Bancorp, Inc	7,595
836		Coastal Financial Corp	10,751
525		CoBiz, Inc	9,571
6,945		Colonial Bancgroup, Inc	165,430
231		Colony Bankcorp, Inc	5,770
281		Columbia Bancorp	11,591
861		Columbia Banking System, Inc	24,582
6,964		Comerica, Inc	395,277
6,916		Commerce Bancorp, Inc	237,980
2,538		Commerce Bancshares, Inc	132,281
206		Commercial Bankshares, Inc	7,286

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,956		Commercial Capital Bancorp, Inc	$33,487
179	*	Community Bancorp	5,658
1,446		Community Bank System, Inc	32,607
1,265		Community Banks, Inc	35,420
631		Community Trust Bancorp, Inc	19,403
5,147		Compass Bancshares, Inc	248,549
756		Corus Bankshares, Inc	42,540
2,249		Cullen/Frost Bankers, Inc	120,726
2,302		CVB Financial Corp	46,754
1,151		Dime Community Bancshares	16,816
866		Downey Financial Corp	59,226
2,379		East West Bancorp, Inc	86,810
332		Enterprise Financial Services Corp	7,530
1,279	*	Euronet Worldwide, Inc	35,556
298		Farmers Capital Bank Corp	9,161
1,156		Fidelity Bankshares, Inc	37,801
20,489		Fifth Third Bancorp	772,845
467		Financial Institutions, Inc	9,163
525		First Bancorp (North Carolina)	10,584
2,766		First Bancorp (Puerto Rico)	34,326
706		First Busey Corp (Class A)	14,748
1,556		First Charter Corp	36,815
291		First Citizens Bancshares, Inc (Class A)	50,756
2,932		First Commonwealth Financial Corp	37,911
572		First Community Bancorp, Inc	31,100
492		First Community Bancshares, Inc	15,331
298		First Defiance Financial Corp	8,073
1,622		First Financial Bancorp	28,417
786		First Financial Bankshares, Inc	27,557
701		First Financial Corp (Indiana)	18,927
680		First Financial Holdings, Inc	20,890
5,417		First Horizon National Corp	208,229
501		First Indiana Corp	17,224
972		First Merchants Corp	25,272
2,162		First Midwest Bancorp, Inc	75,800
5,233		First Niagara Financial Group, Inc	75,722
271		First Oak Brook Bancshares, Inc	7,574
672		First Place Financial Corp	16,162
105	*	First Regional Bancorp	7,093
1,040		First Republic Bank	38,490
218		First South Bancorp, Inc	7,700
836		First State Bancorporation	20,056
678	*	FirstFed Financial Corp	36,965
3,800		FirstMerit Corp	98,458
1,180		Flagstar Bancorp, Inc	16,992
952		Flushing Financial Corp	14,823
2,480		FNB Corp	43,053
320		FNB Corp (Virginia)	9,814
662	*	Franklin Bank Corp	11,909
2,838		Fremont General Corp	65,927
1,164		Frontier Financial Corp	37,248
6,923		Fulton Financial Corp	121,845

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

282		GB&T Bancshares, Inc	$6,038
1,371		Glacier Bancorp, Inc	41,199
1,727		Gold Banc Corp, Inc	31,466
10,838		Golden West Financial Corp	715,308
616		Great Southern Bancorp, Inc	17,008
2,300		Greater Bay Bancorp	58,926
283		Greene County Bancshares, Inc	7,743
1,262		Hancock Holding Co	47,716
1,606		Hanmi Financial Corp	28,683
1,029		Harbor Florida Bancshares, Inc	38,124
1,454		Harleysville National Corp	27,771
607		Heartland Financial USA, Inc	13,172
500		Heritage Commerce Corp	10,750
540		Horizon Financial Corp	11,794
25,116		Hudson City Bancorp, Inc	304,406
1,806		Hudson United Bancorp	75,274
9,465		Huntington Bancshares, Inc	224,794
465		IBERIABANK Corp	23,720
3,749		Independence Community Bank Corp	148,948
829		Independent Bank Corp (Massachusetts)	23,651
996		Independent Bank Corp (Michigan)	27,121
2,724		IndyMac Bancorp, Inc	106,290
772		Integra Bank Corp	16,474
821		Interchange Financial Services Corp	14,162
2,096		International Bancshares Corp	61,539
2,916		Investors Financial Services Corp	107,396
550		Irwin Financial Corp	11,781
302	*	ITLA Capital Corp	14,753
151,972		JPMorgan Chase & Co	6,031,769
665		Kearny Financial Corp	8,113
17,081		Keycorp	562,477
1,500		KNBT Bancorp, Inc	24,435
570		Lakeland Bancorp, Inc	8,379
193		Lakeland Financial Corp	7,793
3,249		M&T Bank Corp	354,303
510		Macatawa Bank Corp	18,563
1,298		MAF Bancorp, Inc	53,711
701		Main Street Banks, Inc	19,088
479		MainSource Financial Group, Inc	8,550
9,514		Marshall & Ilsley Corp	409,483
930		MB Financial, Inc	32,922
817		MBT Financial Corp	13,235
18,449		Mellon Financial Corp	631,878
268		Mercantile Bank Corp	10,318
3,299		Mercantile Bankshares Corp	186,196
1,115		Mid-State Bancshares	29,826
648		Midwest Banc Holdings, Inc	14,418
1,060		Nara Bancorp, Inc	18,847
162		NASB Financial, Inc	6,376
24,228		National City Corp	813,334
2,038		National Penn Bancshares, Inc	38,824
350		NBC Capital Corp	8,327

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,410		NBT Bancorp, Inc	$30,442
2,232		NetBank, Inc	16,026
11,814		New York Community Bancorp, Inc	195,167
4,214		NewAlliance Bancshares, Inc	61,272
20,542		North Fork Bancorporation, Inc	562,029
345	*	Northern Empire Bancshares	8,163
8,584		Northern Trust Corp	444,823
872		Northwest Bancorp, Inc	18,539
488		OceanFirst Financial Corp	11,107
2,357		Old National Bancorp	51,005
752		Old Second Bancorp, Inc	22,989
389		Omega Financial Corp	10,841
1,059		Oriental Financial Group, Inc	13,089
1,992		Pacific Capital Bancorp	70,875
531		Park National Corp	54,502
2,001		Partners Trust Financial Group, Inc	24,112
342		Peapack Gladstone Financial Corp	9,542
622		Pennfed Financial Services, Inc	11,457
192	*	Pennsylvania Commerce Bancorp, Inc	6,115
491		Peoples Bancorp, Inc	14,008
2,751		People's Bank	85,446
1,033		PFF Bancorp, Inc	31,527
328	*	Pinnacle Financial Partners, Inc	8,193
206		Placer Sierra Bancshares	5,708
12,253		PNC Financial Services Group, Inc	757,603
10,795		Popular, Inc	228,314
454	v*	Popular, Inc	68
139		Preferred Bank	6,186
579		Premierwest Bancorp	8,106
812		PrivateBancorp, Inc	28,883
870		Prosperity Bancshares, Inc	25,004
1,620		Provident Bankshares Corp	54,707
264		Provident Financial Holdings	6,943
3,351		Provident Financial Services, Inc	62,027
2,165		Provident New York Bancorp	23,837
1,293		R & G Financial Corp (Class B)	17,068
19,909		Regions Financial Corp	680,091
408		Renasant Corp	12,905
299		Republic Bancorp, Inc (Class A) (Kentucky)	6,414
3,427		Republic Bancorp, Inc (Michigan)	40,781
256		Royal Bancshares of Pennsylvania (Class A)	5,929
1,029		S&T Bancorp, Inc	37,888
623		S.Y. Bancorp, Inc	15,587
766		Sandy Spring Bancorp, Inc	26,718
393		Santander BanCorp	9,872
331		SCBT Financial Corp	11,062
514		Seacoast Banking Corp of Florida	11,796
390		Security Bank Corp	9,083
347	*	Signature Bank	9,740
801		Simmons First National Corp (Class A)	22,188
4,182		Sky Financial Group, Inc	116,343

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

499		Sound Federal Bancorp, Inc	$9,531
3,279		South Financial Group, Inc	90,304
495		Southside Bancshares, Inc	9,999
483		Southwest Bancorp, Inc	9,660
15,900		Sovereign Bancorp, Inc	343,758
400		State Bancorp, Inc	6,696
14,467		State Street Corp	802,050
875		Sterling Bancorp	17,264
2,185		Sterling Bancshares, Inc	33,736
1,325		Sterling Financial Corp (Pennsylvania)	26,235
1,365		Sterling Financial Corp (Spokane)	34,098
481		Suffolk Bancorp	16,243
447		Summit Bancshares, Inc	8,037
223		Summit Financial Group, Inc	5,125
514	*	Sun Bancorp, Inc (New Jersey)	10,152
15,625		SunTrust Banks, Inc	1,136,875
1,686		Susquehanna Bancshares, Inc	39,924
1,542	*	SVB Financial Group	72,227
13,676		Synovus Financial Corp	369,389
140		Taylor Capital Group, Inc	5,656
5,893		TCF Financial Corp	159,936
3,372		TD Banknorth, Inc	97,957
1,127	*	Texas Capital Bancshares, Inc	25,256
1,924		Texas Regional Bancshares, Inc (Class A)	54,449
974		TierOne Corp	28,645
283		Tompkins Trustco, Inc	12,678
697		Trico Bancshares	16,303
3,429		Trustco Bank Corp NY	42,588
1,796		Trustmark Corp	49,336
4,040		UCBH Holdings, Inc	72,235
629		UMB Financial Corp	40,199
1,783		Umpqua Holdings Corp	50,869
423		Union Bankshares Corp	18,231
2,315		UnionBanCal Corp	159,087
1,707		United Bankshares, Inc	60,155
1,462		United Community Banks, Inc	38,977
1,505		United Community Financial Corp	17,774
255		United Security Bancshares	6,837
558		Univest Corp of Pennsylvania	13,543
1,093		Unizan Financial Corp	29,030
79,133		US Bancorp	2,365,285
511		USB Holding Co, Inc	11,068
4,265		Valley National Bancorp	102,787
341		Vineyard National Bancorp	10,516
377	*	Virginia Commerce Bancorp	10,967
351		Virginia Financial Group, Inc	12,647
4,768		W Holding Co, Inc	39,241
68,053		Wachovia Corp	3,597,282
3,681		Washington Federal, Inc	84,626
42,511		Washington Mutual, Inc	1,849,229
517		Washington Trust Bancorp, Inc	13,535
2,074		Webster Financial Corp	97,271

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

72,789		Wells Fargo & Co	$4,573,395
929		WesBanco, Inc	28,251
981		West Bancorporation, Inc	18,345
802		West Coast Bancorp	21,213
1,282		Westamerica Bancorporation	68,036
265	*	Western Sierra Bancorp	9,643
246		Westfield Financial, Inc	5,906
2,598		Whitney Holding Corp	71,601
2,592		Wilmington Trust Corp	100,855
876		Wilshire Bancorp, Inc	15,058
1,035		Wintrust Financial Corp	56,822
258		WSFS Financial Corp	15,803
399		Yardville National Bancorp	13,825
4,456		Zions Bancorporation	336,695

		TOTAL DEPOSITORY INSTITUTIONS	60,003,589

EATING AND DRINKING PLACES - 0.74%
801		AFC Enterprises	12,111
3,766		Applebees International, Inc	85,074
3,134		Aramark Corp (Class B)	87,063
446	*	BJ's Restaurants, Inc	10,196
1,544		Bob Evans Farms, Inc	35,605
3,866		Brinker International, Inc	149,460
254	*	Buffalo Wild Wings, Inc	8,435
929	*	California Pizza Kitchen, Inc	29,700
2,070		CBRL Group, Inc	72,761
1,535	*	CEC Entertainment, Inc	52,251
2,713		CKE Restaurants, Inc	36,653
6,828		Darden Restaurants, Inc	265,473
514	*	Dave & Buster's, Inc	9,052
1,327		Domino's Pizza, Inc	32,113
956		IHOP Corp	44,846
1,599	*	Jack in the Box, Inc	55,853
2,658	*	Krispy Kreme Doughnuts, Inc	15,257
707		Landry's Restaurants, Inc	18,884
785		Lone Star Steakhouse & Saloon, Inc	18,636
1,005	*	Luby's, Inc	13,367
54,674		McDonald's Corp	1,843,607
1,045	*	O'Charleys, Inc	16,208
2,753		Outback Steakhouse, Inc	114,552
566	*	Papa John's International, Inc	33,569
1,143	*	PF Chang's China Bistro, Inc	56,727
1,614	*	Rare Hospitality International, Inc	49,049
621	*	Red Robin Gourmet Burgers, Inc	31,646
2,809		Ruby Tuesday, Inc	72,725
2,121	*	Ryan's Restaurant Group, Inc	25,579
2,813	*	Sonic Corp	82,984
1,738	*	Texas Roadhouse, Inc (Class A)	27,026
3,584	*	The Cheesecake Factory, Inc	134,006
1,118	*	The Steak N Shake Co	18,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,494		Triarc Cos (Class B)	$22,186
5,017		Wendy's International, Inc	277,239
12,635		Yum! Brands, Inc	592,329

		TOTAL EATING AND DRINKING PLACES	4,451,172

EDUCATIONAL SERVICES - 0.18%
6,155	*	Apollo Group, Inc (Class A)	372,131
4,636	*	Career Education Corp	156,326
4,120	*	Corinthian Colleges, Inc	48,534
2,534	*	DeVry, Inc	50,680
1,100	*	Educate, Inc	12,980
3,245	*	Education Management Corp	108,740
2,144	*	ITT Educational Services, Inc	126,732
2,152	*	Laureate Education, Inc	113,002
506	*	Learning Tree International, Inc	6,492
620		Strayer Education, Inc	58,094
857	*	Universal Technical Institute, Inc	26,516

		TOTAL EDUCATIONAL SERVICES	1,080,227

ELECTRIC, GAS, AND SANITARY SERVICES - 3.84%
28,578	*	AES Corp	452,405
3,369		AGL Resources, Inc	117,275
7,050	*	Allegheny Energy, Inc	223,133
1,105		Allete, Inc	48,620
5,129		Alliant Energy Corp	143,817
9,202	*	Allied Waste Industries, Inc	80,425
8,523		Ameren Corp	436,719
533		American Ecology Corp	7,691
16,746		American Electric Power Co, Inc	621,109
787		American States Water Co	24,240
5,733		Aqua America, Inc	156,511
15,571	*	Aquila, Inc	56,056
3,572		Atmos Energy Corp	93,444
1,853		Avista Corp	32,817
1,564		Black Hills Corp	54,130
914		California Water Service Group	34,942
545		Cascade Natural Gas Corp	10,633
1,122	*	Casella Waste Systems, Inc (Class A)	14,350
12,890		Centerpoint Energy, Inc	165,637
600		Central Vermont Public Service Corp	10,806
780		CH Energy Group, Inc	35,802
8,523		Cinergy Corp	361,887
669	*	Clean Harbors, Inc	19,274
2,240		Cleco Corp	46,704
9,327	*	CMS Energy Corp	135,335
403		Connecticut Water Service, Inc	9,878
10,511		Consolidated Edison, Inc	486,975
7,746		Constellation Energy Group, Inc	446,170
4,470	*	Covanta Holding Corp	67,318

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

147		Crosstex Energy, Inc	$9,270
14,550		Dominion Resources, Inc	1,123,260
5,512		DPL, Inc	143,367
7,093		DTE Energy Co	306,347
40,320		Duke Energy Corp	1,106,784
3,578		Duquesne Light Holdings, Inc	58,393
387	*	Duratek, Inc	5,778
12,372	*	Dynegy, Inc (Class A)	59,880
14,206		Edison International	619,524
28,628		El Paso Corp	348,116
2,286	*	El Paso Electric Co	48,097
1,208		Empire District Electric Co	24,559
3,203		Energen Corp	116,333
6,434		Energy East Corp	146,695
323		EnergySouth, Inc	8,650
9,002		Entergy Corp	617,987
28,795		Exelon Corp	1,530,166
13,892		FirstEnergy Corp	680,569
17,091		FPL Group, Inc	710,302
3,038		Great Plains Energy, Inc	84,942
3,736		Hawaiian Electric Industries, Inc	96,762
1,650		Idacorp, Inc	48,345
7,356		KeySpan Corp	262,536
4,086		Kinder Morgan, Inc	375,708
1,066		Laclede Group, Inc	31,138
5,321		MDU Resources Group, Inc	174,210
995		Metal Management, Inc	23,144
958		MGE Energy, Inc	32,486
493		Middlesex Water Co	8,549
3,377		National Fuel Gas Co	105,329
1,199		New Jersey Resources Corp	50,226
2,045		Nicor, Inc	80,389
11,794		NiSource, Inc	246,042
5,907		Northeast Utilities	116,309
1,184		Northwest Natural Gas Co	40,469
1,482		NorthWestern Corp	46,046
3,743	*	NRG Energy, Inc	176,370
4,660		NSTAR	133,742
4,006		OGE Energy Corp	107,321
4,628		Oneok, Inc	123,244
1,156		Otter Tail Corp	33,501
1,768		Peoples Energy Corp	62,004
8,398		Pepco Holdings, Inc	187,863
16,145		PG&E Corp	599,302
195	*	Pico Holdings, Inc	6,291
3,642		Piedmont Natural Gas Co, Inc	87,991
4,154		Pinnacle West Capital Corp	171,768
2,713	*	Plug Power, Inc	13,918
2,861		PNM Resources, Inc	70,066
16,590		PPL Corp	487,746
328	v*	Progress Energy Inc (Cvo)	3
10,842		Progress Energy, Inc	476,181

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

10,415		Public Service Enterprise Group, Inc	$676,663
4,527		Puget Energy, Inc	92,441
3,784		Questar Corp	286,449
13,306	*	Reliant Energy, Inc	137,318
5,390		Republic Services, Inc	202,395
850		Resource America, Inc (Class A)	14,493
4,956		SCANA Corp	195,167
10,705		Sempra Energy	480,012
7,525	*	Sierra Pacific Resources	98,126
327		SJW Corp	14,879
1,234		South Jersey Industries, Inc	35,959
31,877		Southern Co	1,100,713
4,057	*	Southern Union Co	95,867
1,838		Southwest Gas Corp	48,523
970		Southwest Water Co	13,881
1,852	*	Stericycle, Inc	109,046
8,995		TECO Energy, Inc	154,534
20,600		TXU Corp	1,033,914
4,516		UGI Corp	93,030
604		UIL Holdings Corp	27,778
1,507		Unisource Energy Corp	47,018
3,316		Vectren Corp	90,063
2,045	*	Waste Connections, Inc	70,471
2,399	*	Waste Services, Inc	7,989
4,025		Westar Energy, Inc	86,538
2,562		Western Gas Resources, Inc	120,645
2,277		WGL Holdings, Inc	68,447
24,828		Williams Cos, Inc	575,288
4,949		Wisconsin Energy Corp	193,308
1,635		WPS Resources Corp	90,432
17,784		Xcel Energy, Inc	328,293

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,207,801

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.81%
1,502	*	Actel Corp	19,120
2,058		Acuity Brands, Inc	65,444
5,769	*	Adaptec, Inc	33,576
5,117	*	ADC Telecommunications, Inc	114,314
1,107	*	Advanced Energy Industries, Inc	13,096
17,194	*	Advanced Micro Devices, Inc	526,136
3,416	*	Aeroflex, Inc	36,722
7,486	*	Agere Systems, Inc	96,569
3,619		Alliance One International, Inc	14,114
16,208	*	Altera Corp	300,334
7,273		American Power Conversion Corp	160,006
1,417	*	American Superconductor Corp	11,152
3,170		Ametek, Inc	134,852
1,641	*	AMIS Holdings, Inc	17,477
3,565	*	Amkor Technology, Inc	19,964
3,724		Amphenol Corp (Class A)	164,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

16,037		Analog Devices, Inc	$575,247
7,293	*	Andrew Corp	78,254
15,597	*	Applied Micro Circuits Corp	40,084
611		Applied Signal Technology, Inc	13,870
5,359	*	Arris Group, Inc	50,750
1,352	*	Artesyn Technologies, Inc	13,926
1,241	*	Atheros Communications, Inc	16,133
13,875	*	Atmel Corp	42,874
1,536	*	ATMI, Inc	42,962
1,872		AVX Corp	27,107
1,549		Baldor Electric Co	39,732
654		Bel Fuse, Inc (Class B)	20,797
1,824	*	Benchmark Electronics, Inc	61,341
11,973	*	Broadcom Corp (Class A)	564,527
2,622	*	Broadwing Corp	15,863
11,669	*	Brocade Communications Systems, Inc	47,493
998		C&D Technologies, Inc	7,605
303	*	Catapult Communications Corp	4,481
2,948	*	CCE Spinco, Inc	38,619
1,587	*	C-COR, Inc	7,713
938	*	Ceradyne, Inc	41,084
1,649	*	Checkpoint Systems, Inc	40,648
25,287	*	Ciena Corp	75,102
279,119	*	Cisco Systems, Inc	4,778,517
587	*	Color Kinetics, Inc	8,447
931	*	Comtech Telecommunications Corp	28,433
8,863	*	Comverse Technology, Inc	235,667
16,726	*	Conexant Systems, Inc	37,801
3,497	*	Cree, Inc	88,264
2,006		CTS Corp	22,186
356		Cubic Corp	7,106
1,590	*	Cymer, Inc	56,461
5,696	*	Cypress Semiconductor Corp	81,168
472	*	Diodes, Inc	14,656
893	*	Ditech Communications Corp	7,457
1,010	*	Dolby Laboratories, Inc (Class A)	17,221
1,230	*	DSP Group, Inc	30,824
945	*	DTS, Inc	13,986
1,238	*	Electro Scientific Industries, Inc	29,898
1,357	*	Emcore Corp	10,069
17,876		Emerson Electric Co	1,335,337
294	*	EndWave Corp	3,463
3,118	*	Energizer Holdings, Inc	155,294
990	*	Energy Conversion Devices, Inc	40,343
1,815	*	EnerSys	23,668
1,680	*	Evergreen Solar, Inc	17,892
1,423	*	Exar Corp	17,816
5,447	*	Fairchild Semiconductor International, Inc	92,109
2,787	*	Finisar Corp	5,797
924		Franklin Electric Co, Inc	36,535
17,191	*	Freescale Semiconductor, Inc (Class B)	432,697
1,784	*	FuelCell Energy, Inc	15,110

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

12,273	*	Gemstar-TV Guide International, Inc	$32,033
457,709		d General Electric Co	16,042,700
1,046	*	Genlyte Group, Inc	56,034
2,481	*	Glenayre Technologies, Inc	8,063
4,550	*	GrafTech International Ltd	28,301
800	*	Greatbatch, Inc	20,808
2,916		Harman International Industries, Inc	285,331
3,416	*	Harmonic, Inc	16,568
5,716		Harris Corp	245,845
3,147	*	Hexcel Corp	56,803
37,199		Honeywell International, Inc	1,385,663
1,096	*	Hutchinson Technology, Inc	31,181
1,461		Imation Corp	67,308
7,583	*	Integrated Device Technology, Inc	99,944
1,720	*	Integrated Silicon Solutions, Inc	11,077
266,428		Intel Corp	6,650,043
2,336	*	Interdigital Communications Corp	42,796
1,384	*	International DisplayWorks, Inc	8,221
2,810	*	International Rectifier Corp	89,639
6,792		Intersil Corp (Class A)	168,985
1,180		Inter-Tel, Inc	23,093
1,935	*	InterVoice, Inc	15,403
774	*	IXYS Corp	9,048
67,528	*	JDS Uniphase Corp	159,366
4,308	*	Kemet Corp	30,458
5,125		L-3 Communications Holdings, Inc	381,044
5,453	*	Lattice Semiconductor Corp	23,557
800	*	Leadis Technology, Inc	4,120
508	*	Lifeline Systems, Inc	18,572
1,506		Lincoln Electric Holdings, Inc	59,728
13,343		Linear Technology Corp	481,282
1,173	*	Littelfuse, Inc	31,964
783		LSI Industries, Inc	12,262
16,665	*	LSI Logic Corp	133,320
191,409	*	Lucent Technologies, Inc	509,148
1,644	*	Mattson Technology, Inc	16,539
13,796		Maxim Integrated Products, Inc	499,967
10,287	*	Maxtor Corp	71,392
3,673		Maytag Corp	69,126
4,817	*	McData Corp (Class A)	18,308
634	*	Medis Technologies Ltd	9,326
5,940	*	MEMC Electronic Materials, Inc	131,690
930	*	Mercury Computer Systems, Inc	19,186
1,802		Methode Electronics, Inc	17,966
653	*	Metrologic Instruments, Inc	12,577
2,369	*	Micrel, Inc	27,480
9,089		Microchip Technology, Inc	292,211
25,623	*	Micron Technology, Inc	341,042
2,683	*	Microsemi Corp	74,212
2,600	*	Microtune, Inc	10,842
1,049	*	MIPS Technologies, Inc	5,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,538	*	Mobility Electronics, Inc	$14,857
6,211		Molex, Inc	161,175
400	*	Monolithic Power Systems, Inc	5,996
1,510	*	Moog, Inc	42,854
105,955		Motorola, Inc	2,393,523
2,269	*	MRV Communications, Inc	4,651
83	*	Multi-Fineline Electronix, Inc	3,998
195		National Presto Industries, Inc	8,648
15,238		National Semiconductor Corp	395,883
368	*	Netlogic Microsystems, Inc	10,024
15,921	*	Network Appliance, Inc	429,867
5,567	*	Novellus Systems, Inc	134,276
7,442	*	Nvidia Corp	272,080
2,661	*	Omnivision Technologies, Inc	53,114
6,186	*	ON Semiconductor Corp	34,209
2,820	*	Openwave Systems, Inc	49,265
950	*	Oplink Communications Inc	13,775
803	*	Optical Communication Products, Inc	1,855
655	*	OSI Systems, Inc	12,045
976		Park Electrochemical Corp	25,356
934	*	Pericom Semiconductor Corp	7,444
1,421	*	Photronics, Inc	21,400
1,779	*	Pixelworks, Inc	9,037
1,987		Plantronics, Inc	56,232
2,278	*	Plexus Corp	51,802
1,230	*	PLX Technology, Inc	10,578
7,788	*	PMC - Sierra, Inc	60,045
4,286	*	Polycom, Inc	65,576
577	*	Portalplayer, Inc	16,341
272	*	Powell Industries, Inc	4,885
1,149	*	Power Integrations, Inc	27,358
3,298	*	Power-One, Inc	19,854
4,328	*	Powerwave Technologies, Inc	54,403
3,305	*	QLogic Corp	107,446
70,647		Qualcomm, Inc	3,043,473
1,763	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,725
3,998	*	Rambus, Inc	64,728
862		Raven Industries, Inc	24,869
1,221		Regal-Beloit Corp	43,223
8,360	*	RF Micro Devices, Inc	45,228
7,328		Rockwell Collins, Inc	340,532
856	*	Rogers Corp	33,538
23,169	*	Sanmina-SCI Corp	98,700
6,652		Scientific-Atlanta, Inc	286,502
618	*	Seachange International, Inc	4,882
3,212	*	Semtech Corp	58,651
1,483	*	Sigmatel, Inc	19,427
3,469	*	Silicon Image, Inc	31,394
1,731	*	Silicon Laboratories, Inc	63,458
3,160	*	Silicon Storage Technology, Inc	15,958
57,170	*	Sirius Satellite Radio, Inc	383,039
6,762	*	Skyworks Solutions, Inc	34,419
1,060	*	Spatialight, Inc	3,678

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,085		Spectralink Corp	$12,879
1,561	*	Spectrum Brands, Inc	31,704
755	*	Standard Microsystems Corp	21,661
545	*	Supertex, Inc	24,116
7,380	*	Sycamore Networks, Inc	31,882
2,392	*	Symmetricom, Inc	20,260
917	*	Synaptics, Inc	22,668
1,564		Technitrol, Inc	26,744
2,557	*	Tekelec	35,542
1,616		Teleflex, Inc	105,008
19,525	*	Tellabs, Inc	212,823
3,755	*	Terayon Communication Systems, Inc	8,674
1,891	*	Tessera Technologies, Inc	48,882
71,793		Texas Instruments, Inc	2,302,402
2,615	*	Thomas & Betts Corp	109,725
4,056	*	Transwitch Corp	7,422
1,932	*	Trident Microsystems, Inc	34,776
4,938	*	Triquint Semiconductor, Inc	21,974
2,235	*	TTM Technologies, Inc	21,009
811	*	Ulticom, Inc	7,956
507	*	Ultralife Batteries, Inc	6,084
1,294	*	Universal Display Corp	13,600
701	*	Universal Electronics, Inc	12,078
3,827	*	Utstarcom, Inc	30,846
3,373	*	Valence Technology, Inc	5,194
1,608	*	Varian Semiconductor Equipment Associates, Inc	70,639
1,106	*	Viasat, Inc	29,563
882		Vicor Corp	13,944
558	*	Virage Logic Corp	5,513
7,596	*	Vishay Intertechnology, Inc	104,529
7,804	*	Vitesse Semiconductor Corp	14,984
500	*	Volterra Semiconductor Corp	7,500
2,762	*	Westell Technologies, Inc	12,429
2,662		Whirlpool Corp	222,969
15,386		Xilinx, Inc	387,881
1,232	*	Zhone Technologies, Inc	2,612
1,443	*	Zoran Corp	23,391

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	53,347,803

ENGINEERING AND MANAGEMENT SERVICES - 0.74%
828	*	Advisory Board Co	39,471
5,004	*	Amylin Pharmaceuticals, Inc	199,760
1,284	*	Antigenics, Inc	6,112
3,331	*	Applera Corp (Celera Genomics Group)	36,508
2,066	*	Ariad Pharmaceuticals, Inc	12,086
399		CDI Corp	10,933
7,403	*	Celgene Corp	479,714
1,802		Corporate Executive Board Co	161,639
442	*	CRA International, Inc	21,079
2,736	*	CuraGen Corp	8,427
2,332	*	CV Therapeutics, Inc	57,670

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,687	*	deCODE genetics, Inc	$22,195
1,248	*	DiamondCluster International, Inc	9,909
3,539	*	Digitas, Inc	44,308
1,609	*	Diversa Corp	7,723
2,266	*	eResearch Technology, Inc	34,217
743	*	Essex Corp	12,668
3,318	*	Exelixis, Inc	31,256
400	*	Exponent, Inc	11,352
3,815		Fluor Corp	294,747
2,314	*	Gen-Probe, Inc	112,900
500	*	Greenfield Online, Inc	2,930
2,747	*	Harris Interactive, Inc	11,840
1,510	*	Hewitt Associates, Inc	42,295
244	*	Huron Consulting Group, Inc	5,854
2,679	*	ICOS Corp	74,021
3,044	*	Incyte Corp	16,255
536	*	Infrasource Services, Inc	7,011
2,545	*	Isis Pharmaceuticals, Inc	13,336
2,493	*	Jacobs Engineering Group, Inc	169,200
975	*	Keryx Biopharmaceuticals, Inc	14,274
452		Landauer, Inc	20,833
712	*	LECG Corp	12,375
3,541	*	Lexicon Genetics, Inc	12,925
1,288	*	Lifecell Corp	24,562
1,668	*	Luminex Corp	19,382
756		MAXIMUS, Inc	27,738
1,529	*	Maxygen, Inc	11,483
5,014	*	Monogram Biosciences, Inc	9,376
11,064		Moody's Corp	679,551
311	*	MTC Technologies, Inc	8,515
1,418	*	Myriad Genetics, Inc	29,494
2,224	*	Navigant Consulting, Inc	48,884
660	*	Neopharm, Inc	7,121
1,554	*	Neurogen Corp	10,241
1,016	*	Orchid Cellmark, Inc	7,722
14,390		Paychex, Inc	548,547
1,249	*	Per-Se Technologies, Inc	29,177
2,108		Pharmaceutical Product Development, Inc	130,591
1,581	*	PRG-Schultz International, Inc	964
6,634		Quest Diagnostics, Inc	341,518
561	*	Regeneron Pharmaceuticals, Inc	8,948
2,278	*	Resources Connection, Inc	59,365
622	*	Rigel Pharmaceuticals, Inc	5,200
2,438	*	Savient Pharmaceuticals, Inc	9,118
2,070	*	Seattle Genetics, Inc	9,770
903	*	Senomyx, Inc	10,944
800	*	SFBC International, Inc	12,808
3,140	*	Shaw Group, Inc	91,343
905	*	Sourcecorp	21,702
1,445	*	Symyx Technologies, Inc	39,434
269		Sypris Solutions, Inc	2,685
389	*	Tejon Ranch Co	15,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,318	*	Telik, Inc	$39,383
2,374	*	Tetra Tech, Inc	37,201
693	*	Trimeris, Inc	7,963
1,764	*	URS Corp	66,344
1,151		Washington Group International, Inc	60,968
1,377		Watson Wyatt & Co Holdings	38,418

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,489,812

FABRICATED METAL PRODUCTS - 0.35%
1,317	*	Alliant Techsystems, Inc	100,316
333		Ameron International Corp	15,178
1,543		Aptargroup, Inc	80,545
4,323		Ball Corp	171,710
854		CIRCOR International, Inc	21,914
2,212		Commercial Metals Co	83,038
600	*	Commercial Vehicle Group, Inc	11,268
2,435		Crane Co	85,882
7,464	*	Crown Holdings, Inc	145,772
100		Dynamic Materials Corp	3,002
747	*	Earle M Jorgensen Co	6,895
1,904	*	Global Power Equipment Group, Inc	8,606
1,268	*	Griffon Corp	30,191
311		Gulf Island Fabrication, Inc	7,560
10,895		Illinois Tool Works, Inc	958,651
3,528	*	Jacuzzi Brands, Inc	29,635
444		Lifetime Brands, Inc	9,177
572	*	Mobile Mini, Inc	27,113
913	*	NCI Building Systems, Inc	38,784
986		Silgan Holdings, Inc	35,614
1,184		Simpson Manufacturing Co, Inc	43,038
2,527		Snap-On, Inc	94,914
1,318		Sturm Ruger & Co, Inc	9,239
288		Sun Hydraulics Corp	5,567
1,896	*	Taser International, Inc	13,234
808		Valmont Industries, Inc	27,036
417	*	Water Pik Technologies, Inc	8,953
1,191		Watts Water Technologies, Inc (Class A)	36,075

		TOTAL FABRICATED METAL PRODUCTS	2,108,907

FOOD AND KINDRED PRODUCTS - 2.70%
781		American Italian Pasta Co (Class A)	5,311
33,362		Anheuser-Busch Cos, Inc	1,433,232
28,468		Archer Daniels Midland Co	702,021
467	*	Boston Beer Co, Inc (Class A)	11,675
10,062		Campbell Soup Co	299,546
156		Coca-Cola Bottling Co Consolidated	6,708
89,936		Coca-Cola Co	3,625,320
12,690		Coca-Cola Enterprises, Inc	243,267
22,577		ConAgra Foods, Inc	457,882

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

8,450	*	Constellation Brands, Inc (Class A)	$221,644
3,494		Corn Products International, Inc	83,472
3,571	*	Darling International, Inc	14,177
8,819		Del Monte Foods Co	91,982
330		Farmer Bros Co	6,382
2,169		Flowers Foods, Inc	59,778
12,724		General Mills, Inc	627,548
2,168	*	Gold Kist, Inc	32,412
14,667		H.J. Heinz Co	494,571
548	*	Hansen Natural Corp	43,188
4,977	*	Hercules, Inc	56,240
7,083		Hershey Co	391,336
2,638		Hormel Foods Corp	86,210
272		J&J Snack Foods Corp	16,160
2,156		J.M. Smucker Co	94,864
10,887		Kellogg Co	470,536
10,124		Kraft Foods, Inc (Class A)	284,889
1,079		Lancaster Colony Corp	39,977
1,379		Lance, Inc	25,691
417	*	M&F Worldwide Corp	6,805
5,810		McCormick & Co, Inc (Non-Vote)	179,645
1,808		Molson Coors Brewing Co (Class B)	121,118
234		National Beverage Corp	2,286
557	*	Peet's Coffee & Tea, Inc	16,905
6,075		Pepsi Bottling Group, Inc	173,806
2,958		PepsiAmericas, Inc	68,803
72,339		PepsiCo, Inc	4,273,788
1,396	*	Ralcorp Holdings, Inc	55,714
1,000		Reddy Ice Holdings, Inc	21,810
749		Sanderson Farms, Inc	22,867
34,341		Sara Lee Corp	649,045
3,902	*	Smithfield Foods, Inc	119,401
963		Tootsie Roll Industries, Inc	27,860
1,718		Topps Co, Inc	12,765
1,313	*	TreeHouse Foods, Inc	24,579
10,548		Tyson Foods, Inc (Class A)	180,388
7,312		Wrigley (Wm.) Jr Co	486,175

		TOTAL FOOD AND KINDRED PRODUCTS	16,369,779

FOOD STORES - 0.43%
16,055		Albertson's, Inc	342,774
70		Arden Group, Inc (Class A)	6,369
736	*	Great Atlantic & Pacific Tea Co, Inc	23,390
467		Ingles Markets, Inc (Class A)	7,309
30,693	*	Kroger Co	579,484
1,193	*	Panera Bread Co (Class A)	78,356
722	*	Pantry, Inc	33,927
1,649	*	Pathmark Stores, Inc	16,474
1,284		Ruddick Corp	27,324
33,498	*	Starbucks Corp	1,005,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

475	Weis Markets, Inc	$20,444
5,682		Whole Foods Market, Inc	439,730
1,575	*	Wild Oats Markets, Inc	19,026

		TOTAL FOOD STORES	2,599,882

FORESTRY - 0.13%
3,292		Rayonier, Inc	131,186
10,285		Weyerhaeuser Co	682,307

		TOTAL FORESTRY	813,493

FURNITURE AND FIXTURES - 0.38%
510		Bassett Furniture Industries, Inc	9,435
2,499	*	BE Aerospace, Inc	54,978
1,552		Ethan Allen Interiors, Inc	56,695
1,840		Furniture Brands International, Inc	41,087
3,010		Herman Miller, Inc	84,852
2,318		Hillenbrand Industries, Inc	114,532
2,439		HNI Corp	133,974
308		Hooker Furniture Corp	5,282
1,830	*	Interface, Inc (Class A)	15,043
8,377		Johnson Controls, Inc	610,767
1,051		Kimball International, Inc (Class B)	11,172
1,978		La-Z-Boy, Inc	26,822
8,263		Leggett & Platt, Inc	189,718
18,910		Masco Corp	570,893
12,231		Newell Rubbermaid, Inc	290,853
1,764	*	Select Comfort Corp	48,245
468		Stanley Furniture Co, Inc	10,848
1,829	*	Tempur-Pedic International, Inc	21,034

		TOTAL FURNITURE AND FIXTURES	2,296,230

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
12,730	*	Bed Bath & Beyond, Inc	460,190
1,199	*	Bell Microproducts, Inc	9,172
17,257		Best Buy Co, Inc	750,334
8,218		Circuit City Stores, Inc	185,645
742	*	Cost Plus, Inc	12,725
508	*	Design Within Reach, Inc	2,692
2,350	*	GameStop Corp	74,777
1,135	*	Guitar Center, Inc	56,761
701		Haverty Furniture Cos, Inc	9,036
324		Knoll, Inc	5,544
1,870	*	Linens 'n Things, Inc	49,742
2,236	*	Mohawk Industries, Inc	194,487
1,089		Movie Gallery, Inc	6,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,735		Pier 1 Imports, Inc	$32,607
5,893		RadioShack Corp	123,930
1,137	*	Restoration Hardware, Inc	6,845
2,326		Steelcase, Inc (Class A)	36,821
1,705	*	The Bombay Co, Inc	5,047
1,345	*	Trans World Entertainment Corp	7,667
1,118		Tuesday Morning Corp	23,389
5,039	*	Williams-Sonoma, Inc	217,433

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,270,953

GENERAL BUILDING CONTRACTORS - 0.48%
238	*	Avatar Holdings, Inc	13,071
1,813		Beazer Homes USA, Inc	132,059
496		Brookfield Homes Corp	24,666
5,530		Centex Corp	395,340
11,913		DR Horton, Inc	425,675
1,490	*	Hovnanian Enterprises, Inc (Class A)	73,964
3,537		KB Home	256,998
5,845		Lennar Corp (Class A)	356,662
793		Levitt Corp (Class A)	18,033
454		M/I Homes, Inc	18,441
131	v*	Mascotech (Escrow)	0
790		McGrath RentCorp	21,962
1,411		MDC Holdings, Inc	87,454
916	*	Meritage Homes Corp	57,635
142	*	NVR, Inc	99,684
635	*	Palm Harbor Homes, Inc	11,938
531	*	Perini Corp	12,824
9,408		Pulte Homes, Inc	370,299
2,083		Ryland Group, Inc	150,247
2,988		Standard-Pacific Corp	109,958
215		Technical Olympic USA, Inc	4,534
4,622	*	Toll Brothers, Inc	160,106
1,576		Walter Industries, Inc	78,359
1,470	*	WCI Communities, Inc	39,470
100	*	William Lyon Homes, Inc	10,090

		TOTAL GENERAL BUILDING CONTRACTORS	2,929,469

GENERAL MERCHANDISE STORES - 1.79%
1,862	*	99 Cents Only Stores	19,477
5,352	*	Big Lots, Inc	64,278
3,013	*	BJ's Wholesale Club, Inc	89,064
1,244	*	Cabela's, Inc	20,650
2,426		Casey's General Stores, Inc	60,165
431	*	Conn's, Inc	15,891
20,806		Costco Wholesale Corp	1,029,273
2,920		Dillard's, Inc (Class A)	72,474
14,220		Dollar General Corp	271,175

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

6,231		Family Dollar Stores, Inc	$154,466
11,648		Federated Department Stores, Inc	772,612
1,577		Fred's, Inc	25,658
8,806		JC Penney Co, Inc	489,614
523	*	Retail Ventures, Inc	6,506
4,475	*	Saks, Inc	75,449
995		Stein Mart, Inc	18,059
38,231		Target Corp	2,101,558
20,185		TJX Cos, Inc	468,898
108,646		Wal-Mart Stores, Inc	5,084,633

		TOTAL GENERAL MERCHANDISE STORES	10,839,900

HEALTH SERVICES - 1.16%
505	*	Alliance Imaging, Inc	3,005
1,303	*	Allied Healthcare International, Inc	8,000
578	*	Amedisys, Inc	24,415
461	*	America Service Group, Inc	7,311
523	*	American Dental Partners, Inc	9,456
1,450	*	American Healthways, Inc	65,613
1,200	*	American Retirement Corp	30,156
9,086		AmerisourceBergen Corp	376,160
1,260	*	Amsurg Corp	28,804
2,132	*	Apria Healthcare Group, Inc	51,403
4,890	*	Beverly Enterprises, Inc	57,066
379	*	Bio-Reference Labs, Inc	7,129
19,813	*	Caremark Rx, Inc	1,026,115
3,885	*	Community Health Systems, Inc	148,951
272	*	Corvel Corp	5,165
2,745	*	Covance, Inc	133,270
6,744	*	Coventry Health Care, Inc	384,138
1,247	*	Cross Country Healthcare, Inc	22,172
4,398	*	DaVita, Inc	222,715
2,601	*	Edwards Lifesciences Corp	108,228
1,146	*	Enzo Biochem, Inc	14,233
5,424	*	Express Scripts, Inc	454,531
864	*	Genesis HealthCare Corp	31,553
1,108	*	Gentiva Health Services, Inc	16,332
19,240		HCA, Inc	971,620
10,873		Health Management Associates, Inc (Class A)	238,771
2,891		Hooper Holmes, Inc	7,372
451	*	Horizon Health Corp	10,206
1,239	*	Kindred Healthcare, Inc	31,917
5,471	*	Laboratory Corp of America Holdings	294,613
891		LCA-Vision, Inc	42,331
2,381	*	LifePoint Hospitals, Inc	89,288
4,013	*	Lincare Holdings, Inc	168,185
1,175	*	Magellan Health Services, Inc	36,954
3,162		Manor Care, Inc	125,753
705	*	Matria Healthcare, Inc	27,326
275	*	Medcath Corp	5,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

13,138	*	Medco Health Solutions, Inc	$733,100
284		National Healthcare Corp	10,616
3,997	*	Nektar Therapeutics	65,791
1,121	*	Odyssey HealthCare, Inc	20,895
539		Option Care, Inc	7,201
1,860	*	PainCare Holdings, Inc	6,064
947	*	Pediatrix Medical Group, Inc	83,876
897	*	Psychiatric Solutions, Inc	52,690
478	*	Radiation Therapy Services, Inc	16,878
725	*	RehabCare Group, Inc	14,645
2,958	*	Renal Care Group, Inc	139,943
1,031	*	Sierra Health Services, Inc	82,439
352	*	Specialty Laboratories, Inc	4,594
1,442	*	Sunrise Senior Living, Inc	48,610
726	*	Symbion, Inc	16,698
20,770	*	Tenet Healthcare Corp	159,098
3,585	*	Triad Hospitals, Inc	140,678
505	*	U.S. Physical Therapy, Inc	9,327
1,882	*	United Surgical Partners International, Inc	60,506
1,601		Universal Health Services, Inc (Class B)	74,831
583	*	VistaCare, Inc (Class A)	7,288

		TOTAL HEALTH SERVICES	7,041,126

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,670		Granite Construction, Inc	59,970

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	59,970

HOLDING AND OTHER INVESTMENT OFFICES - 3.46%
860	*	4Kids Entertainment, Inc	13,493
1,787		Aames Investment Corp	11,544
1,197		Acadia Realty Trust	24,000
1,439	*	Affiliated Managers Group, Inc	115,480
1,436		Affordable Residential Communities	13,685
327		Agree Realty Corp	9,450
85	*	Alexander's, Inc	20,868
1,026		Alexandria Real Estate Equities, Inc	82,593
5,727		Allied Capital Corp	168,202
3,722		AMB Property Corp	183,011
637		American Campus Communities, Inc	15,798
5,017		American Financial Realty Trust	60,204
1,368		American Home Mortgage Investment Corp	44,556
974		AMLI Residential Properties Trust	37,061
5,294	Annaly Mortgage Management, Inc	57,916
2,232	Anthracite Capital, Inc	23,503
1,950	Anworth Mortgage Asset Corp	14,235
4,162	Apartment Investment & Management Co (Class A)	157,615
2,701	Apollo Investment Corp	48,429
436	Arbor Realty Trust, Inc	11,301
8,666	Archstone-Smith Trust	363,019

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,906		Arden Realty, Inc	$130,276
1,145		Ashford Hospitality Trust, Inc	12,011
3,180		AvalonBay Communities, Inc	283,815
717		Bedford Property Investors	15,731
1,600		Bimini Mortgage Management, Inc (Class A)	14,480
2,300		BioMed Realty Trust, Inc	56,120
4,731		Boston Properties, Inc	350,709
770	*	Boykin Lodging Co	9,409
2,346		Brandywine Realty Trust	65,477
2,353		BRE Properties, Inc (Class A)	107,014
2,027		Camden Property Trust	117,404
1,608		Capital Lease Funding, Inc	16,932
121		Capital Southwest Corp	10,951
500		Capital Trust, Inc	14,640
2,547		CarrAmerica Realty Corp	88,203
1,984		CBL & Associates Properties, Inc	78,388
1,000		Cedar Shopping Centers, Inc	14,070
2,282		Centerpoint Properties Trust	112,913
508		CentraCore Properties Trust	13,650
204		Cherokee, Inc	7,016
2,158		Colonial Properties Trust	90,593
1,400		Columbia Equity Trust, Inc	22,610
2,384		Commercial Net Lease Realty, Inc	48,562
1,373		Corporate Office Properties Trust	48,796
1,650		Cousins Properties, Inc	46,695
3,657		Crescent Real Estate Equities Co	72,482
677	*	Criimi MAE, Inc	13,405
4,619		Developers Diversified Realty Corp	217,185
1,064		DiamondRock Hospitality Co	12,725
500		Digital Realty Trust, Inc	11,315
6,631		Duke Realty Corp	221,475
953		EastGroup Properties, Inc	43,037
2,442		ECC Capital Corp	5,519
954		Education Realty Trust, Inc	12,297
154	*	Enstar Group, Inc	10,203
1,254		Entertainment Properties Trust	51,101
2,035		Equity Inns, Inc	27,574
1,022		Equity Lifestyle Properties, Inc	45,479
17,771		Equity Office Properties Trust	538,994
1,550		Equity One, Inc	35,836
12,546		Equity Residential	490,800
1,001		Essex Property Trust, Inc	92,292
1,500		Extra Space Storage, Inc	23,100
2,303		Federal Realty Investment Trust	139,677
1,940		FelCor Lodging Trust, Inc	33,387
2,043		Fieldstone Investment Corp	24,230
1,880		First Industrial Realty Trust, Inc	72,380
709		First Potomac Realty Trust	18,859
6,202		Friedman Billings Ramsey Group, Inc	61,400
7,746		General Growth Properties, Inc	363,985
855		Getty Realty Corp	22,478
445		Gladstone Capital Corp	9,514
1,218		Glenborough Realty Trust, Inc	22,046

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

1,567	Glimcher Realty Trust	$38,109
700	Global Signal, Inc	30,212
1,100	GMH Communities Trust	17,061
1,100	Government Properties Trust, Inc	10,263
500	Gramercy Capital Corp	11,390
772	Harris & Harris Group, Inc	10,731
6,040	Health Care Property Investors, Inc	154,382
2,419	Health Care REIT, Inc	82,004
2,083	Healthcare Realty Trust, Inc	69,301
1,194	Heritage Property Investment Trust	39,880
1,718	Highland Hospitality Corp	18,984
2,356	Highwoods Properties, Inc	67,028
1,416	Home Properties, Inc	57,773
2,200	HomeBanc Corp	16,456
3,435	Hospitality Properties Trust	137,744
15,382	Host Marriott Corp	291,489
8,292	HRPT Properties Trust	85,822
3,499	IMPAC Mortgage Holdings, Inc	32,926
2,926	Inland Real Estate Corp	43,276
1,530	Innkeepers U.S.A. Trust	24,480
1,971	Investors Real Estate Trust	18,192
10,700	iShares Russell 2000 Index Fund	713,583
8,200	iShares Russell Midcap Index Fund	721,026
5,024	iStar Financial, Inc	179,106
1,286	Kilroy Realty Corp	79,603
8,670	Kimco Realty Corp	278,134
900	Kite Realty Group Trust	13,923
1,300	KKR Financial Corp	31,187
1,296	LaSalle Hotel Properties	47,589
1,995	Lexington Corporate Properties Trust	42,494
3,824	Liberty Property Trust	163,858
676	LTC Properties, Inc	14,216
1,231		Luminent Mortgage Capital, Inc	9,245
2,609		Macerich Co	175,168
2,890		Mack-Cali Realty Corp	124,848
1,500		Maguire Properties, Inc	46,350
3,482	*	MeriStar Hospitality Corp	32,731
3,630		MFA Mortgage Investments, Inc	20,691
717		Mid-America Apartment Communities, Inc	34,775
2,463		Mills Corp	103,298
1,900		MortgageIT Holdings, Inc	25,954
1,012		National Health Investors, Inc	26,272
2,923		Nationwide Health Properties, Inc	62,552
2,116		New Century Financial Corp	76,324
4,551		New Plan Excel Realty Trust	105,492
1,908		Newcastle Investment Corp	47,414
812		NorthStar Realty Finance Corp	8,274
1,155		Novastar Financial, Inc	32,467
2,483		Omega Healthcare Investors, Inc	31,261
332		One Liberty Properties, Inc	6,112
312		Origen Financial, Inc	2,221
1,815		Pan Pacific Retail Properties, Inc	121,405

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

614		Parkway Properties, Inc	$24,646
1,580		Pennsylvania Real Estate Investment Trust	59,029
8,019		Plum Creek Timber Co, Inc	289,085
1,574		Post Properties, Inc	62,881
2,139		Prentiss Properties Trust	87,015
10,907		Prologis	509,575
662		PS Business Parks, Inc	32,570
3,629		Public Storage, Inc	245,756
1,115		RAIT Investment Trust	28,901
642		Ramco-Gershenson Properties	17,109
3,688		Realty Income Corp	79,735
3,569		Reckson Associates Realty Corp	128,413
856		Redwood Trust, Inc	35,319
2,754		Regency Centers Corp	162,348
534		Saul Centers, Inc	19,277
1,827		Saxon Capital, Inc	20,700
2,655		Senior Housing Properties Trust	44,896
2,038		Shurgard Storage Centers, Inc (Class A)	115,575
7,813		Simon Property Group, Inc	598,710
793		Sizeler Property Investors, Inc	10,190
1,833		SL Green Realty Corp	140,023
705		Sovran Self Storage, Inc	33,114
47,390		SPDR Trust Series 1	5,900,529
2,886		Spirit Finance Corp	32,756
1,284		Strategic Hotel Capital, Inc	26,425
611		Sun Communities, Inc	19,185
800		Sunstone Hotel Investors, Inc	21,256
1,249		Tanger Factory Outlet Centers, Inc	35,896
417	*	Tarragon Corp	8,599
2,215		Taubman Centers, Inc	76,971
10,506	*	Telewest Global, Inc	250,253
4,371		Thornburg Mortgage, Inc	114,520
728		Town & Country Trust	24,614
3,793		Trizec Properties, Inc	86,936
2,707		Trustreet Properties, Inc	39,576
5,853		United Dominion Realty Trust, Inc	137,194
584		Universal Health Realty Income Trust	18,303
961		Urstadt Biddle Properties, Inc (Class A)	15,578
1,300		U-Store-It Trust	27,365
4,453		Ventas, Inc	142,585
5,138		Vornado Realty Trust	428,869
1,796		Washington Real Estate Investment Trust	54,509
3,588		Weingarten Realty Investors	135,662
872		Winston Hotels, Inc	8,633

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,931,360

HOTELS AND OTHER LODGING PLACES - 0.42%
988		Ameristar Casinos, Inc	22,428
1,649	*	Aztar Corp	50,113
812	*	Bluegreen Corp	12,830

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,871		Boyd Gaming Corp	$89,172
1,396		Choice Hotels International, Inc	58,297
1,731	*	Gaylord Entertainment Co	75,454
1,084	*	Great Wolf Resorts, Inc	11,176
16,663		Hilton Hotels Corp	401,769
563	*	Isle of Capri Casinos, Inc	13,715
8,479	*	La Quinta Corp	94,456
1,000	*	Las Vegas Sands Corp	39,470
1,068		Marcus Corp	25,098
7,519		Marriott International, Inc (Class A)	503,547
5,265	*	MGM Mirage	193,068
392	*	Monarch Casino & Resort, Inc	8,859
1,055	*	MTR Gaming Group, Inc	10,983
367	*	Riviera Holdings Corp	6,015
9,397		Starwood Hotels & Resorts Worldwide, Inc	600,092
2,430		Station Casinos, Inc	164,754
1,332	*	Vail Resorts, Inc	43,996
2,062	*	Wynn Resorts Ltd	113,101

		TOTAL HOTELS AND OTHER LODGING PLACES	2,538,393

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.44%
33,164		3M Co	2,570,210
446	*	Aaon, Inc	7,992
1,275		Actuant Corp	71,145
2,808	*	Advanced Digital Information Corp	27,490
4,110	*	AGCO Corp	68,103
1,235		Albany International Corp (Class A)	44,658
8,161		American Standard Cos, Inc	326,032
35,634	*	Apple Computer, Inc	2,561,728
71,524		Applied Materials, Inc	1,283,158
660	*	Astec Industries, Inc	21,556
700	*	ASV, Inc	17,486
2,452	*	Asyst Technologies, Inc	14,025
4,624	*	Axcelis Technologies, Inc	22,061
3,489		Black & Decker Corp	303,403
625		Black Box Corp	29,613
1,251	*	Blount International, Inc	19,928
2,380		Briggs & Stratton Corp	92,320
3,939	*	Brooks Automation, Inc	49,356
876		Bucyrus International, Inc (Class A)	46,165
1,379		Carlisle Cos, Inc	95,358
429		Cascade Corp	20,124
29,408		Caterpillar, Inc	1,698,900
2,660		CDW Corp	153,136
4,649	*	Cirrus Logic, Inc	31,055
4,468	*	Cooper Cameron Corp	184,975
1,992		Cummins, Inc	178,742
907		Curtiss-Wright Corp	49,522
10,447		Deere & Co	711,545
106,251	*	Dell, Inc	3,186,467

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,114		Diebold, Inc	$118,332
3,232		Donaldson Co, Inc	102,778
2,098	*	Dot Hill Systems Corp	14,539
8,881		Dover Corp	359,592
900	*	Dresser-Rand Group, Inc	21,762
350	*	Dril-Quip, Inc	16,520
6,569		Eaton Corp	440,714
103,398	*	EMC Corp	1,408,281
3,842	*	Emulex Corp	76,033
1,779		Engineered Support Systems, Inc	74,078
936	*	EnPro Industries, Inc	25,225
5,448	*	Entegris, Inc	51,320
4,946	*	Extreme Networks, Inc	23,494
539	*	Fargo Electronics, Inc	10,376
813	*	Flanders Corp	9,886
2,329	*	Flowserve Corp	92,135
3,067	*	FMC Technologies, Inc	131,636
973	*	Gardner Denver, Inc	47,969
10,029	*	Gateway, Inc	25,173
436	*	Gehl Co	11,445
1,165	*	Global Imaging Systems, Inc	40,344
388		Gorman-Rupp Co	8,579
3,011		Graco, Inc	109,841
5,581	*	Grant Prideco, Inc	246,234
125,078		Hewlett-Packard Co	3,580,983
769	*	Hydril	48,139
2,389		IDEX Corp	98,212
1,809	*	Intermec, Inc	61,144
69,565		d International Business Machines Corp	5,718,243
14,996		International Game Technology	461,577
1,041	*	Intevac, Inc	13,741
7,129	*	Jabil Circuit, Inc	264,415
5,316		Joy Global, Inc	212,640
734	*	Kadant, Inc	13,579
1,348		Kaydon Corp	43,325
1,742		Kennametal, Inc	88,912
1,193	*	Komag, Inc	41,349
2,658	*	Kulicke & Soffa Industries, Inc	23,497
6,124	*	Lam Research Corp	218,504
2,216		Lennox International, Inc	62,491
4,900	*	Lexmark International, Inc	219,667
545		Lindsay Manufacturing Co	10,480
544		Lufkin Industries, Inc	27,129
1,162		Manitowoc Co, Inc	58,356
78	*	Mestek, Inc	1,022
1,558	*	Micros Systems, Inc	75,283
196	*	Middleby Corp	16,954
983	*	Mikohn Gaming Corp	9,702
1,485		Modine Manufacturing Co	48,396
219		Nacco Industries, Inc (Class A)	25,656
1,343	*	Netgear, Inc	25,853
545		NN, Inc	5,777

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,121		Nordson Corp	$45,412
4,326	*	Nuance Communications, Inc	33,007
1,664	*	Oil States International, Inc	52,716
78	*	Omega Flex, Inc	1,356
5,424		Pall Corp	145,689
2,001	*	Palm, Inc	63,632
5,243		Parker Hannifin Corp	345,894
1,351	*	Paxar Corp	26,520
4,544		Pentair, Inc	156,859
1,160	*	ProQuest Co	32,376
7,235	*	Quantum Corp	22,067
407	*	Rimage Corp	11,795
623		Robbins & Myers, Inc	12,678
8,027		Rockwell Automation, Inc	474,877
7,888	*	SanDisk Corp	495,524
601		Sauer-Danfoss, Inc	11,305
680	*	Scansource, Inc	37,182
2,619	*	Scientific Games Corp (Class A)	71,446
751	*	Semitool, Inc	8,171
9,260		Smith International, Inc	343,639
36,168	*	Solectron Corp	132,375
2,783		SPX Corp	127,378
644		Standex International Corp	17,877
3,410		Stanley Works	163,816
1,226		Stewart & Stevenson Services, Inc	25,905
10,583		Symbol Technologies, Inc	135,674
764		Tecumseh Products Co (Class A)	17,503
367		Tennant Co	19,084
2,151	*	Terex Corp	127,769
3,308		Timken Co	105,922
1,884		Toro Co	82,463
513	*	TurboChef Technologies, Inc	7,367
1,184	*	Ultratech, Inc	19,441
5,765	*	Varian Medical Systems, Inc	290,210
987	*	VeriFone Holdings, Inc	24,971
937		Watsco, Inc	56,042
9,372	*	Western Digital Corp	174,413
426		Woodward Governor Co	36,640
3,061	*	Zebra Technologies Corp (Class A)	131,164

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,915,724

INSTRUMENTS AND RELATED PRODUCTS - 4.37%
1,086	*	Abaxis, Inc	17,897
948	*	Abiomed, Inc	8,760
588	*	ADE Corp	14,147
2,835	*	Advanced Medical Optics, Inc	118,503
2,749	*	Affymetrix, Inc	131,265
21,421	*	Agilent Technologies, Inc	713,138
2,738	*	Align Technology, Inc	17,715
5,656		Allergan, Inc	610,622

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,975	*	American Medical Systems Holdings, Inc	$53,044
357	*	American Science & Engineering, Inc	22,266
550		Analogic Corp	26,318
1,028	*	Anaren, Inc	16,068
458	*	Animas Corp	11,061
8,600		Applera Corp (Applied Biosystems Group)	228,416
389	*	ARGON ST, Inc	12,051
967		Arrow International, Inc	28,033
1,123	*	Arthrocare Corp	47,323
705	*	Aspect Medical Systems, Inc	24,217
1,005	*	August Technology Corp	11,045
241		Badger Meter, Inc	9,457
4,586		Bard (C.R.), Inc	302,309
2,293		Bausch & Lomb, Inc	155,695
26,967		Baxter International, Inc	1,015,308
2,699		Beckman Coulter, Inc	153,573
10,612		Becton Dickinson & Co	637,569
10,983		Biomet, Inc	401,648
674	*	Bio-Rad Laboratories, Inc (Class A)	44,107
706	*	Biosite, Inc	39,741
28,680	*	Boston Scientific Corp	702,373
1,108	*	Bruker BioSciences Corp	5,385
995	*	Caliper Life Sciences, Inc	5,851
782	*	Candela Corp	11,292
481	*	Cantel Medical Corp	8,629
2,273	*	Cepheid, Inc	19,957
623		CNS, Inc	13,650
1,323	*	Coherent, Inc	39,267
1,056		Cohu, Inc	24,151
1,172	*	Conmed Corp	27,730
1,973		Cooper Cos, Inc	101,215
3,144	*	Credence Systems Corp	21,882
919	*	Cyberonics, Inc	29,684
10,294		Danaher Corp	574,199
617		Datascope Corp	20,392
3,101		Dentsply International, Inc	166,493
739	*	Dionex Corp	36,270
1,011	*	DJ Orthopedics, Inc	27,883
1,187		DRS Technologies, Inc	61,036
12,525		Eastman Kodak Co	293,085
762		EDO Corp	20,620
1,914	*	Encore Medical Corp	9,474
1,076	*	ESCO Technologies, Inc	47,871
1,230	*	Esterline Technologies Corp	45,744
745	*	Excel Technology, Inc	17,716
439	*	FARO Technologies, Inc	8,780
776	*	FEI Co	14,876
5,195	*	Fisher Scientific International, Inc	321,363
2,582	*	Flir Systems, Inc	57,656
1,525	*	Formfactor, Inc	37,256
1,932	*	Fossil, Inc	41,557
575	*	Foxhollow Technologies, Inc	17,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

14,168		Guidant Corp	$917,378
1,014	*	Haemonetics Corp	49,544
1,455	*	HealthTronics, Inc	11,131
428	*	Herley Industries, Inc	7,066
1,996	*	Hologic, Inc	75,688
590	*	ICU Medical, Inc	23,134
1,028	*	I-Flow Corp	15,029
1,278	*	II-VI, Inc	22,838
1,610	*	Illumina, Inc	22,701
1,648	*	Inamed Corp	144,497
3,366	*	Input/Output, Inc	23,663
813	*	Integra LifeSciences Holdings Corp	28,829
1,218	*	Intermagnetics General Corp	38,854
400	*	Intralase Corp	7,132
1,384	*	Intuitive Surgical, Inc	162,302
1,256		Invacare Corp	39,551
970	*	Ionatron, Inc	9,807
702	*	IRIS International, Inc	15,346
458	*	Ista Pharmaceuticals, Inc	2,913
1,097	*	Itron, Inc	43,924
1,544	*	Ixia	22,820
128,308		Johnson & Johnson	7,711,370
618		Keithley Instruments, Inc	8,640
593	*	Kensey Nash Corp	13,064
8,484		Kla-Tencor Corp	418,516
4,055	*	Kopin Corp	21,694
1,248	*	Kyphon, Inc	50,956
425	*	LaBarge, Inc	6,107
870	*	Laserscope	19,540
485	*	LeCroy Corp	7,416
2,132	*	Lexar Media, Inc	17,504
3,441	*	LTX Corp	15,485
465	*	Measurement Specialties, Inc	11,323
52,164		Medtronic, Inc	3,003,081
1,406		Mentor Corp	64,788
1,320	*	Merit Medical Systems, Inc	16,025
1,900	*	Mettler-Toledo International, Inc	104,880
505	*	Micro Therapeutics, Inc	3,500
2,099	*	Millipore Corp	138,618
1,255		Mine Safety Appliances Co	45,444
1,734	*	MKS Instruments, Inc	31,021
834	*	Molecular Devices Corp	24,128
856		Movado Group, Inc	15,665
1,014		MTS Systems Corp	35,125
2,816	*	Nanogen, Inc	7,378
2,443		National Instruments Corp	78,298
100	*	Neurometrix, Inc	2,728
2,129	*	Newport Corp	28,827
676	*	NuVasive, Inc	12,236
830		Oakley, Inc	12,193
739	*	Palomar Medical Technologies, Inc	25,895
5,852		PerkinElmer, Inc	137,896

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

834	*	Photon Dynamics, Inc	$15,246
9,917		Pitney Bowes, Inc	418,993
1,257		PolyMedica Corp	42,072
3,206	*	Resmed, Inc	122,822
3,080	*	Respironics, Inc	114,176
587	*	Rofin-Sinar Technologies, Inc	25,517
3,560		Roper Industries, Inc	140,656
592	*	Rudolph Technologies, Inc	7,625
1,336	*	Sirf Technology Holdings, Inc	39,813
453	*	Somanetics Corp	14,496
955	*	Sonic Solutions, Inc	14,430
721	*	SonoSite, Inc	25,242
15,724	*	St. Jude Medical, Inc	789,345
1,882	*	Star Scientific, Inc	4,423
3,258		STERIS Corp	81,515
12,638		Stryker Corp	561,506
1,615	*	Sybron Dental Specialties, Inc	64,333
314	*	Symmetry Medical, Inc	6,088
1,642	*	Techne Corp	92,198
3,298		Tektronix, Inc	93,037
1,597	*	Teledyne Technologies, Inc	46,473
8,798	*	Teradyne, Inc	128,187
7,026	*	Thermo Electron Corp	211,693
2,475	*	ThermoGenesis Corp	11,954
2,019	*	Thoratec Corp	41,773
2,301	*	Trimble Navigation Ltd	81,662
1,711	*	TriPath Imaging, Inc	10,334
467		United Industrial Corp	19,320
1,472	*	Varian, Inc	58,571
1,366	*	Veeco Instruments, Inc	23,673
1,353	*	Ventana Medical Systems, Inc	57,300
1,348	*	Viasys Healthcare, Inc	34,669
568	*	Viisage Technology, Inc	10,002
482	*	Vital Images, Inc	12,604
234		Vital Signs, Inc	10,020
4,626	*	Waters Corp	174,863
1,153	*	Wright Medical Group, Inc	23,521
41,804	*	Xerox Corp	612,429
1,107		X-Rite, Inc	11,070
220		Young Innovations, Inc	7,498
10,750	*	Zimmer Holdings, Inc	724,980
467	*	Zoll Medical Corp	11,764

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,473,143

INSURANCE AGENTS, BROKERS AND SERVICE - 0.46%
14,023	AON Corp	504,127
4,796	Brown & Brown, Inc	146,470
856	Clark, Inc	11,342
957	Crawford & Co (Class B)	5,512
4,156	Gallagher (Arthur J.) & Co	128,337

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

12,898		Hartford Financial Services Group, Inc	$1,107,809
1,449		Hilb Rogal & Hobbs Co	55,801
22,632		Marsh & McLennan Cos, Inc	718,792
1,676		National Financial Partners Corp	88,074
1,893	*	USI Holdings Corp	26,067

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,792,331

INSURANCE CARRIERS - 5.34%
1,166		21st Century Insurance Group	18,866
12,683		Aetna, Inc	1,196,134
1,500		Affirmative Insurance Holdings, Inc	21,885
21,882		Aflac, Inc	1,015,762
1,625		Alfa Corp	26,163
197	*	Alleghany Corp	55,948
28,846		Allstate Corp	1,559,703
4,724		Ambac Financial Group, Inc	364,031
1,162		American Equity Investment Life Holding Co	15,164
1,785		American Financial Group, Inc	68,383
99,081		American International Group, Inc	6,760,364
346		American National Insurance Co	40,479
425	*	American Physicians Capital, Inc	19,461
2,296	*	AMERIGROUP Corp	44,680
1,699		AmerUs Group Co	96,282
1,229	*	Argonaut Group, Inc	40,274
5,035		Assurant, Inc	218,972
314		Baldwin & Lyons, Inc (Class B)	7,630
600		Bristol West Holdings, Inc	11,418
1,994	*	Centene Corp	52,422
1,876	*	Ceres Group, Inc	9,699
8,517		Chubb Corp	831,685
5,709		Cigna Corp	637,695
7,447		Cincinnati Financial Corp	332,732
1,510	*	Citizens, Inc	8,230
996	*	CNA Financial Corp	32,599
801	*	CNA Surety Corp	11,671
1,184		Commerce Group, Inc	67,820
6,580	*	Conseco, Inc	152,459
1,215		Delphi Financial Group, Inc (Class A)	55,902
485		Direct General Corp	8,197
220		Donegal Group, Inc	5,113
78		EMC Insurance Group, Inc	1,555
1,518		Erie Indemnity Co (Class A)	80,758
615		FBL Financial Group, Inc (Class A)	20,178
7,057		Fidelity National Financial, Inc	259,627
1,234		Fidelity National Title Group, Inc	30,048
1,272	*	First Acceptance Corp	13,089
3,663		First American Corp	165,934
499	*	Fpic Insurance Group, Inc	17,315
9,772		Genworth Financial, Inc	337,916
311		Great American Financial Resources, Inc	6,170

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,328		Hanover Insurance Group, Inc	$97,241
626		Harleysville Group, Inc	16,589
4,324		HCC Insurance Holdings, Inc	128,336
4,907	*	Health Net, Inc	252,956
783	*	HealthExtras, Inc	19,653
2,155		Horace Mann Educators Corp	40,859
7,079	*	Humana, Inc	384,602
337		Independence Holding Co	6,588
853		Infinity Property & Casualty Corp	31,740
5,532		Jefferson-Pilot Corp	314,937
175		Kansas City Life Insurance Co	8,764
912	*	KMG America Corp	8,372
878		LandAmerica Financial Group, Inc	54,787
3,651		Leucadia National Corp	173,276
7,582		Lincoln National Corp	402,073
6,192		Loews Corp	587,311
429	*	Markel Corp	136,014
5,962		MBIA, Inc	358,674
1,146		Mercury General Corp	66,720
17,619		Metlife, Inc	863,331
4,113		MGIC Investment Corp	270,718
389		Midland Co	14,020
345	*	Molina Healthcare, Inc	9,191
98		National Western Life Insurance Co (Class A)	20,277
2,108		Nationwide Financial Services, Inc (Class A)	92,752
333	*	Navigators Group, Inc	14,522
427		Odyssey Re Holdings Corp	10,709
2,701		Ohio Casualty Corp	76,492
7,339		Old Republic International Corp	192,722
709	*	Philadelphia Consolidated Holding Co	68,553
4,411		Phoenix Cos, Inc	60,166
1,596	*	PMA Capital Corp (Class A)	14,571
4,073		PMI Group, Inc	167,278
1,146		Presidential Life Corp	21,820
12,815		Principal Financial Group	607,815
1,034	*	ProAssurance Corp	50,294
8,503		Progressive Corp	992,980
3,033		Protective Life Corp	132,754
22,286		Prudential Financial, Inc	1,631,112
3,754		Radian Group, Inc	219,947
1,200		Reinsurance Group Of America, Inc	57,312
893		RLI Corp	44,534
5,556		Safeco Corp	313,914
467		Safety Insurance Group, Inc	18,853
1,232		Selective Insurance Group, Inc	65,419
28,892		St. Paul Travelers Cos, Inc	1,290,606
2,442		Stancorp Financial Group, Inc	121,978
701		State Auto Financial Corp	25,558
843		Stewart Information Services Corp	41,029
4,429		Torchmark Corp	246,252
727		Tower Group, Inc	15,979
1,110		Transatlantic Holdings, Inc	74,592

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

380	*	Triad Guaranty, Inc	$16,716
1,543		UICI	54,792
600		United Fire & Casualty Co	24,258
58,789		UnitedHealth Group, Inc	3,653,148
2,146		Unitrin, Inc	96,677
1,122	*	Universal American Financial Corp	16,920
13,318		UnumProvident Corp	302,985
4,637		W.R. Berkley Corp	220,814
799	*	WellCare Health Plans, Inc	32,639
27,134	*	WellPoint, Inc	2,165,022
66		Wesco Financial Corp	25,410
1,039		Zenith National Insurance Corp	47,919

		TOTAL INSURANCE CARRIERS	32,315,255

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
1,709	*	Corrections Corp of America	76,854
323	*	Geo Group, Inc	7,406

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	84,260

LEATHER AND LEATHER PRODUCTS - 0.13%
723		Brown Shoe Co, Inc	30,677
16,358	*	Coach, Inc	545,376
856	*	Genesco, Inc	33,204
527		Steven Madden Ltd	15,404
2,284	*	Timberland Co (Class A)	74,344
184		Weyco Group, Inc	3,514
2,583		Wolverine World Wide, Inc	58,014

		TOTAL LEATHER AND LEATHER PRODUCTS	760,533

LEGAL SERVICES - 0.01%
1,975	*	FTI Consulting, Inc	54,194
559		Pre-Paid Legal Services, Inc	21,359

		TOTAL LEGAL SERVICES	75,553

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
4,370		Laidlaw International, Inc	101,515

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	101,515

LUMBER AND WOOD PRODUCTS - 0.05%
526		American Woodmark Corp	13,040
3,409	*	Champion Enterprises, Inc	46,431

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

506		Deltic Timber Corp	$26,241
4,969	v	Louisiana-Pacific Corp	136,498
424		Skyline Corp	15,434
781		Universal Forest Products, Inc	43,150

		TOTAL LUMBER AND WOOD PRODUCTS	280,794

METAL MINING - 0.37%
930		Cleveland-Cliffs, Inc	82,370
10,389	*	Coeur d'Alene Mines Corp	41,556
7,837		Freeport-McMoRan Copper & Gold, Inc (Class A)	421,631
4,247	*	Hecla Mining Co	17,243
17,529		Newmont Mining Corp	936,049
4,202		Phelps Dodge Corp	604,542
692		Royal Gold, Inc	24,033
1,127		Southern Copper Corp	75,486
1,462	*	Stillwater Mining Co	16,915

		TOTAL METAL MINING	2,219,825

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,235		Blyth, Inc	25,873
3,417		Callaway Golf Co	47,291
541		Charles & Colvard Ltd	10,928
798		Daktronics, Inc	23,597
489		Escalade, Inc	5,756
6,342		Fortune Brands, Inc	494,803
7,038		Hasbro, Inc	142,027
3,764	*	Identix, Inc	18,858
1,047	*	Jakks Pacific, Inc	21,924
1,906	*	K2, Inc	19,270
396		Marine Products Corp	4,154
17,948		Mattel, Inc	283,937
1,470		Nautilus, Inc	27,430
683	*	RC2 Corp	24,260
445		Russ Berrie & Co, Inc	5,082
1,545	*	Shuffle Master, Inc	38,841
418	*	Steinway Musical Instruments, Inc	10,663
1,979		Yankee Candle Co, Inc	50,662

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,255,356

MISCELLANEOUS RETAIL - 1.15%
953	*	1-800-FLOWERS.COM, Inc (Class A)	6,118
469	*	AC Moore Arts & Crafts, Inc	6,824
1,733	*	Alloy, Inc	5,008
13,316	*	Amazon.com, Inc	627,849
2,273		Barnes & Noble, Inc	96,989

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

964		Big 5 Sporting Goods Corp	$21,102
229		Blair Corp	8,917
577	*	Blue Nile, Inc	23,259
3,177		Borders Group, Inc	68,846
600	*	Build-A-Bear Workshop, Inc	17,784
1,514		Cash America International, Inc	35,110
724	*	CKX, Inc	9,412
1,548	*	Coldwater Creek, Inc	47,260
35,221		CVS Corp	930,539
866	*	dELiA*s, Inc	7,188
99	*	dELiA*s, Inc	99
1,546	*	Dick's Sporting Goods, Inc	51,389
4,762	*	Dollar Tree Stores, Inc	114,002
2,754	*	Drugstore.com, Inc	7,849
1,104	*	GSI Commerce, Inc	16,659
1,491	*	Hibbett Sporting Goods, Inc	42,464
766	*	Jill (J.) Group, Inc	14,577
1,350		Longs Drug Stores Corp	49,127
5,970		Michaels Stores, Inc	211,159
1,991		MSC Industrial Direct Co (Class A)	80,078
1,062	*	Nutri/System, Inc	38,253
13,271	*	Office Depot, Inc	416,709
3,147		OfficeMax, Inc	79,808
477	*	Overstock.com, Inc	13,428
2,479	*	Petco Animal Supplies, Inc	54,414
6,273		Petsmart, Inc	160,965
1,285	*	Priceline.com, Inc	28,681
22,109	*	Rite Aid Corp	76,939
4,356	*	Sears Holdings Corp	503,249
729	*	Sharper Image Corp	7,100
1,118	*	Sports Authority, Inc	34,803
826	*	Stamps.com, Inc	18,965
32,222		Staples, Inc	731,762
6,304		Tiffany & Co	241,380
805	*	Valuevision International, Inc (Class A)	10,143
44,175		Walgreen Co	1,955,186
1,196		World Fuel Services Corp	40,329
2,209	*	Zale Corp	55,556

		TOTAL MISCELLANEOUS RETAIL	6,967,278

MOTION PICTURES - 1.59%
1,829	*	Avid Technology, Inc	100,156
8,144		Blockbuster, Inc (Class A)	30,540
477		Carmike Cinemas, Inc	12,097
61,492	*	CBS Corp	2,004,671
3,914	*	Denny's Corp	15,773
12,160	*	Discovery Holding Co (Class A)	184,224
1,702	*	DreamWorks Animation SKG, Inc (Class A)	41,801
2,468	*	Macrovision Corp	41,290
100,614		News Corp (Class A)	1,564,548

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,446	*	Pixar	$128,953
1,979		Regal Entertainment Group (Class A)	37,641
2,790	*	Time Warner Telecom, Inc (Class A)	27,482
198,092		Time Warner, Inc	3,454,724
83,222		Walt Disney Co	1,994,855

		TOTAL MOTION PICTURES	9,638,755

NONDEPOSITORY INSTITUTIONS - 2.04%
817	*	Accredited Home Lenders Holding Co	40,507
2,700		Advance America Cash Advance Centers, Inc	33,480
921		Advanta Corp (Class B)	29,877
4,522		American Capital Strategies Ltd	163,742
47,312		American Express Co	2,434,676
5,613	*	AmeriCredit Corp	143,861
1,000		Ares Capital Corp	16,070
577		Asta Funding, Inc	15,775
822		Beverly Hills Bancorp, Inc	8,524
12,860		Capital One Financial Corp	1,111,104
3,174		CapitalSource, Inc	71,098
1,768		CharterMac	37,446
8,776		CIT Group, Inc	454,421
589	*	Collegiate Funding Services LLC	11,633
1,061	*	CompuCredit Corp	40,827
25,153		Countrywide Financial Corp	859,981
3,970		Doral Financial Corp	42,082
755	*	Encore Capital Group, Inc	13,099
41,619		Fannie Mae	2,031,423
396		Federal Agricultural Mortgage Corp (Class C)	11,852
745		Financial Federal Corp	33,115
730	*	First Cash Financial Services, Inc	21,287
886	First Marblehead Corp	29,114
29,726	Freddie Mac	1,942,594
54,237	MBNA Corp	1,472,535
1,677		MCG Capital Corp	24,467
740	*	Nelnet, Inc	30,103
699		NGP Capital Resources Co	9,178
2,118	*	Ocwen Financial Corp	18,427
18,307		SLM Corp	1,008,533
179		Student Loan Corp	37,452
200	*	United PanAm Financial Corp	5,174
1,145		Westcorp	76,268
292	*	WFS Financial, Inc	22,236
727	*	World Acceptance Corp	20,720

		TOTAL NONDEPOSITORY INSTITUTIONS	12,322,681

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,140		AMCOL International Corp	23,393
839		Compass Minerals International, Inc	20,589

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,110		Florida Rock Industries, Inc	$103,517
4,474		Vulcan Materials Co	303,114

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	450,613

OIL AND GAS EXTRACTION - 2.72%
9,979		Anadarko Petroleum Corp	945,604
14,214		Apache Corp	973,943
734	*	Atlas America, Inc	44,201
786	*	ATP Oil & Gas Corp	29,090
575	*	Atwood Oceanics, Inc	44,867
14,432		Baker Hughes, Inc	877,177
747		Berry Petroleum Co (Class A)	42,728
527	*	Bill Barrett Corp	20,347
14,130		BJ Services Co	518,147
532	*	Bois d'Arc Energy, Inc	8,438
1,128	*	Brigham Exploration Co	13,378
16,712		Burlington Resources, Inc	1,440,574
2,132		Cabot Oil & Gas Corp (Class A)	96,153
3,256	*	Cal Dive International, Inc	116,858
480	*	Callon Petroleum Co	8,472
818	*	Carrizo Oil & Gas, Inc	20,213
2,016	*	Cheniere Energy, Inc	75,036
15,642		Chesapeake Energy Corp	496,321
3,513		Cimarex Energy Co	151,094
250	*	Clayton Williams Energy, Inc	10,435
1,717	*	Comstock Resources, Inc	52,386
2,087	*	Delta Petroleum Corp	45,434
5,204	*	Denbury Resources, Inc	118,547
19,060		Devon Energy Corp	1,192,012
2,551		Diamond Offshore Drilling, Inc	177,448
806	*	Edge Petroleum Corp	20,077
2,115	*	Encore Acquisition Co	67,765
2,044	*	Endeavour International Corp	6,745
1,434	*	Energy Partners Ltd	31,247
6,615		ENSCO International, Inc	293,375
5,244		Equitable Resources, Inc	192,402
2,349	*	Forest Oil Corp	107,044
1,663	*	FX Energy, Inc	13,271
2,775	*	Gasco Energy, Inc	18,121
3,888	*	Global Industries Ltd	44,129
456	*	Goodrich Petroleum Corp	11,468
8,891	*	Grey Wolf, Inc	68,727
19,460		Halliburton Co	1,205,742
4,824	*	Hanover Compressor Co	68,067
1,428	*	Harvest Natural Resources, Inc	12,681
2,227		Helmerich & Payne, Inc	137,874
1,180	*	Houston Exploration Co	62,304
2,325	*	KCS Energy, Inc	56,312
5,017		Kerr-McGee Corp	455,845
855	*	McMoRan Exploration Co	16,903

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,333	*	Meridian Resource Corp	$13,999
7,514	*	National Oilwell Varco, Inc	471,128
5,507	*	Newfield Exploration Co	275,735
3,549	*	Newpark Resources, Inc	27,079
7,600		Noble Energy, Inc	306,280
17,097		Occidental Petroleum Corp	1,365,708
1,252	*	Oceaneering International, Inc	62,325
1,328	*	Parallel Petroleum Corp	22,589
3,851	*	Parker Drilling Co	41,706
7,522		Patterson-UTI Energy, Inc	247,850
272	v*	PetroCorp (Escrow)	0
2,183	*	PetroHawk Energy Corp	28,859
811	*	Petroleum Development Corp	27,039
1,775	*	Petroquest Energy, Inc	14,697
862	*	Pioneer Drilling Co	15,456
5,687		Pioneer Natural Resources Co	291,572
3,372	*	Plains Exploration & Production Co	133,970
2,166		Pogo Producing Co	107,888
6,732	*	Pride International, Inc	207,009
2,304	*	Quicksilver Resources, Inc	96,791
5,338		Range Resources Corp	140,603
1,019	*	Remington Oil & Gas Corp	37,194
4,812		Rowan Cos, Inc	171,500
514		RPC, Inc	13,539
774	*	SEACOR Holdings, Inc	52,709
7,036	*	Southwestern Energy Co	252,874
2,480		St. Mary Land & Exploration Co	91,289
839	*	Stone Energy Corp	38,244
3,267	*	Superior Energy Services	68,770
1,301	*	Swift Energy Co	58,636
1,646	*	Syntroleum Corp	14,863
1,632	*	Tetra Technologies, Inc	49,809
2,645		Tidewater, Inc	117,597
1,979		Todco	75,321
611	*	Toreador Resources Corp	12,874
1,566	*	Transmontaigne, Inc	10,336
974	*	Tri-Valley Corp	7,578
1,921	*	Unit Corp	105,713
1,604	*	Veritas DGC, Inc	56,926
2,298		Vintage Petroleum, Inc	122,552
527		W&T Offshore, Inc	15,494
786	*	Warren Resources, Inc	12,435
1,083	*	W-H Energy Services, Inc	35,826
1,269	*	Whiting Petroleum Corp	50,760
15,744		XTO Energy, Inc	691,791

		TOTAL OIL AND GAS EXTRACTION	16,471,915

PAPER AND ALLIED PRODUCTS - 0.54%
4,780		Bemis Co	133,219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES	VALUE

2,445		Bowater, Inc	$75,110
1,729	*	Buckeye Technologies, Inc	13,918
1,554	*	Caraustar Industries, Inc	13,504
613		Chesapeake Corp	10,409
1,467		Glatfelter	20,817
3,852	*	Graphic Packaging Corp	8,783
648		Greif, Inc (Class A)	42,949
21,577		International Paper Co	725,236
20,469		Kimberly-Clark Corp	1,220,976
2,079		Longview Fibre Co	43,264
8,072		MeadWestvaco Corp	226,258
910	*	Mercer International, Inc	7,153
785		Neenah Paper, Inc	21,980
2,360		Packaging Corp of America	54,162
1,864	*	Playtex Products, Inc	25,481
1,265		Potlatch Corp	64,490
1,512		Rock-Tenn Co (Class A)	20,639
734		Schweitzer-Mauduit International, Inc	18,189
11,326	*	Smurfit-Stone Container Corp	160,489
3,707		Sonoco Products Co	108,986
4,758		Temple-Inland, Inc	213,396
2,341		Wausau Paper Corp	27,741

		TOTAL PAPER AND ALLIED PRODUCTS	3,257,149

PERSONAL SERVICES - 0.16%
395		Angelica Corp	6,533
6,027		Cintas Corp	248,192
1,000	*	Coinstar, Inc	22,830
755		G & K Services, Inc (Class A)	29,634
14,420		H&R Block, Inc	354,011
1,900		Jackson Hewitt Tax Service, Inc	52,649
2,125		Regis Corp	81,961
13,107		Service Corp International	107,215
389		Unifirst Corp	12,098
1,683	*	Weight Watchers International, Inc	83,191

		TOTAL PERSONAL SERVICES	998,314

PETROLEUM AND COAL PRODUCTS - 4.87%
900	*	Alon USA Energy, Inc	17,685
3,408		Amerada Hess Corp	432,203
2,837		Ashland, Inc	164,262
97,824		Chevron Corp	5,553,468
60,078		ConocoPhillips	3,495,338
900		ElkCorp	30,294
10,435		EOG Resources, Inc	765,616
274,593		Exxon Mobil Corp	15,423,889
2,438		Frontier Oil Corp	91,498
600	*	Giant Industries, Inc	31,176
1,796	*	Headwaters, Inc	63,650
990		Holly Corp	58,281

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

15,841		Marathon Oil Corp	$965,826
7,202		Murphy Oil Corp	388,836
6,032		Sunoco, Inc	472,788
2,962		Tesoro Corp	182,311
25,588		Valero Energy Corp	1,320,341
856		WD-40 Co	22,479

		TOTAL PETROLEUM AND COAL PRODUCTS	29,479,941

PRIMARY METAL INDUSTRIES - 0.79%
4,927	*	AK Steel Holding Corp	39,170
37,334		Alcoa, Inc	1,103,966
1,148	*	Aleris International, Inc	37,012
3,780		Allegheny Technologies, Inc	136,382
2,328		Belden CDT, Inc	56,873
943	*	Brush Engineered Materials, Inc	14,994
1,075		Carpenter Technology Corp	75,755
962	*	Century Aluminum Co	25,214
1,090	*	Chaparral Steel Co	32,973
2,658	*	CommScope, Inc	53,506
66,026	*	Corning, Inc	1,298,071
934	*	Encore Wire Corp	21,258
1,668	*	General Cable Corp	32,860
1,185		Gibraltar Industries, Inc	27,184
2,598		Hubbell, Inc (Class B)	117,222
1,297	*	Lone Star Technologies, Inc	67,003
1,400		Matthews International Corp (Class A)	50,974
1,879	*	Maverick Tube Corp	74,897
1,818		Mueller Industries, Inc	49,850
940	*	NS Group, Inc	39,301
6,988		Nucor Corp	466,239
1,552	*	Oregon Steel Mills, Inc	45,660
5,792		Precision Castparts Corp	300,084
1,120		Quanex Corp	55,966
475		Roanoke Electric Steel Corp	11,210
1,029	*	RTI International Metals, Inc	39,051
1,019		Schnitzer Steel Industries, Inc (Class A)	31,171
1,702		Steel Dynamics, Inc	60,438
466		Steel Technologies, Inc	13,043
710	*	Superior Essex, Inc	14,314
1,090		Texas Industries, Inc	54,326
410	*	Titanium Metals Corp	25,937
1,424		Tredegar Corp	18,355
4,976		United States Steel Corp	239,196
100	*	Wheeling-Pittsburgh Corp	902
3,273		Worthington Industries, Inc	62,874

		TOTAL PRIMARY METAL INDUSTRIES	4,793,231

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

PRINTING AND PUBLISHING - 0.74%
1,656	*	ACCO Brands Corp	$40,572
2,804		American Greetings Corp (Class A)	61,604
984		Banta Corp	49,003
4,174		Belo (A.H.) Corp Series A	89,365
1,840		Bowne & Co, Inc	27,306
2,160	*	Cenveo, Inc	28,426
377	*	Consolidated Graphics, Inc	17,847
451		Courier Corp	15,487
387		CSS Industries, Inc	11,893
6,518		Dex Media, Inc	176,573
2,303		Dow Jones & Co, Inc	81,733
2,968	*	Dun & Bradstreet Corp	198,737
804		Ennis, Inc	14,609
3,551		EW Scripps Co	170,519
10,436		Gannett Co, Inc	632,109
2,556		Harte-Hanks, Inc	67,453
2,396		Hollinger International, Inc	21,468
1,357		John H Harland Co	51,023
2,078		John Wiley & Sons, Inc (Class A)	81,125
1,156		Journal Communications, Inc	16,126
1,492		Journal Register Co	22,305
3,166		Knight Ridder, Inc	200,408
2,080		Lee Enterprises, Inc	76,773
987	*	Martha Stewart Living Omnimedia, Inc (Class A)	17,203
839		McClatchy Co (Class A)	49,585
16,353		McGraw-Hill Cos, Inc	844,305
933		Media General, Inc (Class A)	47,303
1,736		Meredith Corp	90,862
6,308		New York Times Co (Class A)	166,847
1,115	*	Playboy Enterprises, Inc (Class B)	15,487
1,622	*	Presstek, Inc	14,663
6,811	*	Primedia, Inc	10,966
1,155	*	R.H. Donnelley Corp	71,171
9,309		R.R. Donnelley & Sons Co	318,461
4,592		Reader's Digest Association, Inc (Class A)	69,890
311		Schawk, Inc	6,453
1,535	*	Scholastic Corp	43,763
870		Standard Register Co	13,755
624		Thomas Nelson, Inc	15,382
10,383		Tribune Co	314,190
2,117	*	Valassis Communications, Inc	61,541
237		Washington Post Co (Class B)	181,305

		TOTAL PRINTING AND PUBLISHING	4,505,596

RAILROAD TRANSPORTATION - 0.58%
16,324		Burlington Northern Santa Fe Corp	1,156,066
9,183		CSX Corp	466,221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,363		Florida East Coast Industries	$57,750
858	*	Genesee & Wyoming, Inc (Class A)	32,218
3,508	*	Kansas City Southern Industries, Inc	85,700
17,559		Norfolk Southern Corp	787,170
11,347		Union Pacific Corp	913,547

		TOTAL RAILROAD TRANSPORTATION	3,498,672

REAL ESTATE - 0.11%
1,756	*	Alderwoods Group, Inc	27,868
337	*	California Coastal Communities, Inc	13,221
2,184	*	CB Richard Ellis Group, Inc	128,528
285		Consolidated-Tomoka Land Co	20,207
2,882		Forest City Enterprises, Inc (Class A)	109,314
1,557		Jones Lang LaSalle, Inc	78,395
284		Orleans Homebuilders, Inc	5,211
3,314		St. Joe Co	222,767
4,759		Stewart Enterprises, Inc (Class A)	25,746
1,512	*	Trammell Crow Co	38,783

		TOTAL REAL ESTATE	670,040

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
831	*	Applied Films Corp	17,260
2,612		Cooper Tire & Rubber Co	40,016
437	*	Deckers Outdoor Corp	12,070
6,956	*	Goodyear Tire & Rubber Co	120,895
2,397	*	Jarden Corp	72,270
1,376		Schulman (A.), Inc	29,612
3,652	*	Sealed Air Corp	205,133
843	*	Skechers U.S.A., Inc (Class A)	12,915
1,260		Spartech Corp	27,657
558		Titan International, Inc	9,626
539	*	Trex Co, Inc	15,119
2,545		Tupperware Corp	57,008
1,544		West Pharmaceutical Services, Inc	38,646

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	658,227

SECURITY AND COMMODITY BROKERS - 2.53%
3,363		A.G. Edwards. Inc	157,590
9,642		Ameriprise Financial, Inc	395,322
10,673		Ameritrade Holding Corp	256,152
1,224	*	Archipelago Holdings, Inc	60,918
4,899		Bear Stearns Cos, Inc	565,981
400		BKF Capital Group, Inc	7,580
930		BlackRock, Inc	100,886

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,200		Calamos Asset Management, Inc (Class A)	$37,740
100	*	Cbot Holdings, Inc	9,376
45,503		Charles Schwab Corp	667,544
1,493		Chicago Mercantile Exchange Holdings, Inc	548,663
282		Cohen & Steers, Inc	5,254
16,338	*	E*Trade Financial Corp	340,811
5,799		Eaton Vance Corp	158,661
3,498		Federated Investors, Inc (Class B)	129,566
7,034		Franklin Resources, Inc	661,266
330		GAMCO Investors, Inc	14,365
190	*	GFI Group, Inc	9,012
16,843		Goldman Sachs Group, Inc	2,151,020
513		Greenhill & Co, Inc	28,810
900	*	IntercontinentalExchange, Inc	32,715
411	*	International Securities Exchange, Inc	11,311
1,720	*	Investment Technology Group, Inc	60,957
9,902		Janus Capital Group, Inc	184,474
2,232		Jefferies Group, Inc	100,395
5,418	*	Knight Capital Group, Inc	53,584
2,952	*	LaBranche & Co, Inc	29,845
4,967		Legg Mason, Inc	594,500
11,965		Lehman Brothers Holdings, Inc	1,533,554
934	*	MarketAxess Holdings, Inc	10,676
40,714		Merrill Lynch & Co, Inc	2,757,559
47,489		Morgan Stanley	2,694,526
377	*	Morningstar, Inc	13,059
1,918	*	Nasdaq Stock Market, Inc	67,475
2,252		Nuveen Investments, Inc	95,980
761		optionsXpress Holdings, Inc	18,683
1,034	*	Piper Jaffray Cos	41,774
2,756		Raymond James Financial, Inc	103,819
506		Sanders Morris Harris Group, Inc	8,293
2,702		SEI Investments Co	99,974
278	*	Stifel Financial Corp	10,450
607		SWS Group, Inc	12,711
5,730		T Rowe Price Group, Inc	412,732
39		Value Line, Inc	1,373
3,306		Waddell & Reed Financial, Inc (Class A)	69,327

		TOTAL SECURITY AND COMMODITY BROKERS	15,326,263

SOCIAL SERVICES - 0.01%
1,178	*	Bright Horizons Family Solutions, Inc	43,645
400	*	Providence Service Corp	11,516
784	*	Res-Care, Inc	13,618

		TOTAL SOCIAL SERVICES	68,779

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

SPECIAL TRADE CONTRACTORS - 0.05%
2,196	*	AsiaInfo Holdings, Inc	$8,740
1,098		Chemed Corp	54,549
2,192		Comfort Systems USA, Inc	20,166
2,327	*	Dycom Industries, Inc	51,194
548	*	EMCOR Group, Inc	37,006
1,290	*	Insituform Technologies, Inc (Class A)	24,987
613	*	Layne Christensen Co	15,589
5,000	*	Quanta Services, Inc	65,850

		TOTAL SPECIAL TRADE CONTRACTORS	278,081

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
1,499		Apogee Enterprises, Inc	24,314
1,070	*	Cabot Microelectronics Corp	31,412
729		CARBO Ceramics, Inc	41,203
802		Eagle Materials, Inc	98,133
6,816		Gentex Corp	132,912
1,493		Lafarge North America, Inc	82,145
799		Libbey, Inc	8,166
6,605	*	Owens-Illinois, Inc	138,969
1,555	b,*	USG Corp	101,075

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	658,329

TEXTILE MILL PRODUCTS - 0.01%
475	*	Dixie Group, Inc	6,546
468		Oxford Industries, Inc	25,600
587		Xerium Technologies, Inc	4,937

		TOTAL TEXTILE MILL PRODUCTS	37,083

TOBACCO PRODUCTS - 1.24%
89,362		Altria Group, Inc	6,677,129
2,887		Loews Corp (Carolina Group)	126,999
3,727		Reynolds American, Inc	355,295
995		Universal Corp (Virginia)	43,143
7,212		UST, Inc	294,466
1,116		Vector Group Ltd	20,278

		TOTAL TOBACCO PRODUCTS	7,517,310

TRANSPORTATION BY AIR - 0.42%
2,506	*	ABX Air, Inc	19,622
4,057	*	Airtran Holdings, Inc	65,034
1,368	*	Alaska Air Group, Inc	48,865

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

7,265	*	AMR Corp	$161,501
3,283	*	Continental Airlines, Inc (Class B)	69,928
1,380	*	EGL, Inc	51,847
1,322	*	ExpressJet Holdings, Inc	10,695
12,993		FedEx Corp	1,343,449
1,654	*	Frontier Airlines, Inc	15,283
5,524	*	JetBlue Airways Corp	84,959
1,773	*	Mesa Air Group, Inc	18,546
1,001	*	Offshore Logistics, Inc	29,229
1,107	*	Pinnacle Airlines Corp	7,384
173	*	Republic Airways Holdings, Inc	2,630
2,691		Skywest, Inc	72,280
34,209		Southwest Airlines Co	562,054
906	*	World Air Holdings, Inc	8,716

		TOTAL TRANSPORTATION BY AIR	2,572,022

TRANSPORTATION EQUIPMENT - 2.38%
620		A.O. Smith Corp	21,762
1,512	*	AAR Corp	36,212
100	*	Accuride Corp	1,290
691	*	Aftermarket Technology Corp	13,433
1,921		American Axle & Manufacturing Holdings, Inc	35,212
773		Arctic Cat, Inc	15,506
1,469	*	Armor Holdings, Inc	62,653
3,219		ArvinMeritor, Inc	46,321
3,985		Autoliv, Inc	180,999
35,665		Boeing Co	2,505,110
4,239		Brunswick Corp	172,358
2,368		Clarcor, Inc	70,353
646		Coachmen Industries, Inc	7,629
6,690		Dana Corp	48,034
2,352		Federal Signal Corp	35,304
2,037	*	Fleetwood Enterprises, Inc	25,157
76,849		Ford Motor Co	593,282
352		Freightcar America, Inc	16,924
2,362	*	GenCorp, Inc	41,926
8,508		General Dynamics Corp	970,337
20,143		General Motors Corp	391,177
7,609		Genuine Parts Co	334,187
5,349		Goodrich Corp	219,844
272		Greenbrier Cos, Inc	7,725
869	*	Group 1 Automotive, Inc	27,313
12,418		Harley-Davidson, Inc	639,403
1,816		Harsco Corp	122,598
2,047	*	Hayes Lemmerz International, Inc	7,205
865		Heico Corp	22,386
4,022		ITT Industries, Inc	413,542
2,225		JLG Industries, Inc	101,594

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,200	*	K&F Industries Holdings, Inc	$18,432
1,060		Kaman Corp (Class A)	20,871
15,762		Lockheed Martin Corp	1,002,936
2,032		Martin Marietta Materials, Inc	155,895
1,276		Monaco Coach Corp	16,971
2,124	*	Navistar International Corp	60,789
395		Noble International Ltd	8,232
15,258		Northrop Grumman Corp	917,158
1,930	*	Orbital Sciences Corp	24,781
3,224		Oshkosh Truck Corp	143,758
7,622		Paccar, Inc	527,671
6,497	*	Pactiv Corp	142,934
1,854		Polaris Industries, Inc	93,071
19,719		Raytheon Co	791,718
187	*	Sequa Corp (Class A)	12,912
567		Standard Motor Products, Inc	5,233
1,095		Superior Industries International, Inc	24,375
1,746	*	Tenneco, Inc	34,239
5,158		Textron, Inc	397,063
1,517		Thor Industries, Inc	60,786
1,781		Trinity Industries, Inc	78,489
678	*	Triumph Group, Inc	24,822
1,722	*	TRW Automotive Holdings Corp	45,375
44,142		United Technologies Corp	2,467,979
5,193	*	Visteon Corp	32,514
1,333		Wabash National Corp	25,394
1,943		Westinghouse Air Brake Technologies Corp	52,267
1,315		Winnebago Industries, Inc	43,763

		TOTAL TRANSPORTATION EQUIPMENT	14,417,204

TRANSPORTATION SERVICES - 0.20%
700		Ambassadors Group, Inc	16,023
7,536		CH Robinson Worldwide, Inc	279,058
508	*	Dynamex, Inc	9,682
7,663	*	Expedia, Inc	183,605
4,655		Expeditors International Washington, Inc	314,259
1,923		GATX Corp	69,382
858	*	HUB Group, Inc	30,330
2,920		Lear Corp	83,103
10,603	v*	McLeod (Escrow)	0
1,541		Pacer International, Inc	40,158
1,157	*	Pegasus Solutions, Inc	10,378
1,827	*	RailAmerica, Inc	20,079
5,729		Sabre Holdings Corp	138,150

		TOTAL TRANSPORTATION SERVICES	1,194,207

TRUCKING AND WAREHOUSING - 0.46%
1,076		Arkansas Best Corp	47,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,397		CNF, Inc	$133,968
389	*	Covenant Transport, Inc (Class A)	5,438
1,257		Forward Air Corp	46,069
654	*	Frozen Food Express Industries	7,214
2,135		Heartland Express, Inc	43,319
5,436		J.B. Hunt Transport Services, Inc	123,071
2,619		Landstar System, Inc	109,317
553	*	Marten Transport Ltd	10,076
1,218	*	Old Dominion Freight Line	32,862
201	*	P.A.M. Transportation Services, Inc	3,576
825	*	SCS Transportation, Inc	17,531
720	*	SIRVA, Inc	5,760
1,889	*	Swift Transportation Co, Inc	38,347
277	*	U.S. Xpress Enterprises, Inc (Class A)	4,814
26,472		United Parcel Service, Inc (Class B)	1,989,371
2,315		Werner Enterprises, Inc	45,606
2,520	*	Yellow Roadway Corp	112,417

		TOTAL TRUCKING AND WAREHOUSING	2,775,756

WATER TRANSPORTATION - 0.05%
1,802		Alexander & Baldwin, Inc	97,740
774	*	Gulfmark Offshore, Inc	22,926
1,100	*	Hornbeck Offshore Services, Inc	35,970
849	*	Kirby Corp	44,292
378		Maritrans, Inc	9,836
1,554	*	Odyssey Marine Exploration, Inc	5,501
1,283		Overseas Shipholding Group, Inc	64,650

		TOTAL WATER TRANSPORTATION	280,915

WHOLESALE TRADE-DURABLE GOODS - 0.44%
270	*	1-800 Contacts, Inc	3,162
3,796		Adesa, Inc	92,698
1,370		Agilysys, Inc	24,961
1,354		Applied Industrial Technologies, Inc	45,616
5,273	*	Arrow Electronics, Inc	168,894
1,467	*	Aviall, Inc	42,250
6,454	*	Avnet, Inc	154,509
664		Barnes Group, Inc	21,912
800	*	Beacon Roofing Supply, Inc	22,984
2,463		BorgWarner, Inc	149,332
545		Building Material Holding Corp	37,174
455	*	Castle (A.M.) & Co	9,937
5,075	*	Cytyc Corp	143,267
434	*	Digi International, Inc	4,553
658	*	Drew Industries, Inc	18,549

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,381	*	Genesis Microchip, Inc	$24,982
2,896		Hughes Supply, Inc	103,822
592	*	Huttig Building Products, Inc	4,973
5,385		IKON Office Solutions, Inc	56,058
5,817	*	Ingram Micro, Inc (Class A)	115,933
2,229	*	Insight Enterprises, Inc	43,711
522	*	Interline Brands, Inc	11,876
745	*	Keystone Automotive Industries, Inc	23,453
2,817		Knight Transportation, Inc	58,396
197		Lawson Products, Inc	7,435
807	*	LKQ Corp	27,938
483	*	Merge Technologies, Inc	12,094
1,001	*	Navarre Corp	5,536
5,177		Omnicare, Inc	296,228
1,868		Owens & Minor, Inc	51,426
5,980	*	Patterson Cos, Inc	199,732
2,227		PEP Boys-Manny Moe & Jack	33,160
3,196	*	PSS World Medical, Inc	47,429
1,189		Reliance Steel & Aluminum Co	72,672
947		Ryerson Tull, Inc	23,031
2,418		SCP Pool Corp	89,998
136	*	Strattec Security Corp	5,497
2,577	*	Tech Data Corp	102,255
2,108	*	Tyler Technologies, Inc	18,508
3,193		W.W. Grainger, Inc	227,022
1,368	*	WESCO International, Inc	58,455
304	*	West Marine, Inc	4,250

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,665,668

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
2,928		Airgas, Inc	96,331
1,124	*	Allscripts Healthcare Solutions, Inc	15,062
1,486	*	BioScrip, Inc	11,204
2,448		Brown-Forman Corp (Class B)	169,695
18,376		Cardinal Health, Inc	1,263,418
664	*	Central European Distribution Corp	26,653
5,968	*	Dean Foods Co	224,755
2,277	*	Endo Pharmaceuticals Holdings, Inc	68,902
184	*	Green Mountain Coffee Roasters, Inc	7,470
1,215	*	Hain Celestial Group, Inc	25,709
1,184		Handleman Co	14,705
3,788	*	Henry Schein, Inc	165,308
419		Kenneth Cole Productions, Inc (Class A)	10,685
1,179		K-Swiss, Inc (Class A)	38,247
156	*	Maui Land & Pineapple Co, Inc	5,293
13,087		McKesson Corp	675,158
2,163	*	Men's Wearhouse, Inc	63,679
1,315		Myers Industries, Inc	19,173

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

555		Nash Finch Co	$14,141
8,184		Nike, Inc (Class B)	710,289
2,569		Nu Skin Enterprises, Inc (Class A)	45,163
392	*	Nuco2, Inc	10,929
1,491	*	Performance Food Group Co	42,300
245	*	Perry Ellis International, Inc	4,655
272	*	Provide Commerce, Inc	9,006
2,107		Reebok International, Ltd	122,691
19,653		Safeway, Inc	464,990
998	*	School Specialty, Inc	36,367
677	*	Smart & Final, Inc	8,720
1,123	*	Source Interlink Cos, Inc	12,488
896	*	Spartan Stores, Inc	9,336
1,835		Stride Rite Corp	24,883
5,397		Supervalu, Inc	175,295
27,503		Sysco Corp	853,907
287		The Andersons, Inc	12,364
1,535	*	Tractor Supply Co	81,263
1,750	*	United Natural Foods, Inc	46,200
1,325	*	United Stationers, Inc	64,263
406		Valhi, Inc	7,511

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,658,208

		TOTAL COMMON STOCKS	604,967,564
		(Cost $444,760,183)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.44%
U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.44%
$ 2,670,000		Federal Home Loan Bank (FHLB), 3.400%, 01/03/06	2,669,006

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,669,006

		TOTAL SHORT-TERM INVESTMENTS	2,669,006
		(Cost $2,669,496)

		TOTAL PORTFOLIO- 100.39%	607,636,570
		(Cost $447,429,679)

		OTHER ASSETS & LIABILITIES, NET - (0.39%)	(2,370,387)

		NET ASSETS - 100.00%	$605,266,183

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 100.06%

AMUSEMENT AND RECREATION SERVICES - 0.12%
11,400		Harrah's Entertainment, Inc	$812,706

		TOTAL AMUSEMENT AND RECREATION SERVICES	812,706

APPAREL AND ACCESSORY STORES - 0.38%
35,800		Gap, Inc	631,512
21,500	*	Kohl's Corp	1,044,900
21,474		Limited Brands, Inc	479,944
13,600		Nordstrom, Inc	508,640

		TOTAL APPAREL AND ACCESSORY STORES	2,664,996

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
7,200		Jones Apparel Group, Inc	221,184
6,700		Liz Claiborne, Inc	239,994
5,600		VF Corp	309,904

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	771,082

AUTO REPAIR, SERVICES AND PARKING - 0.02%
4,000		Ryder System, Inc	164,080

		TOTAL AUTO REPAIR, SERVICES AND PARKING	164,080

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
11,300	*	Autonation, Inc	245,549
3,400	*	Autozone, Inc	311,950

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	557,499

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.27%
132,100		Home Depot, Inc	5,347,408
48,600		Lowe's Cos, Inc	3,239,676
6,900		Sherwin-Williams Co	313,398

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,900,482

BUSINESS SERVICES - 6.16%
37,400		Adobe Systems, Inc	1,382,304
7,700	*	Affiliated Computer Services, Inc (Class A)	455,686
14,300		Autodesk, Inc	614,185
35,900		Automatic Data Processing, Inc	1,647,451
13,500	*	BMC Software, Inc	276,615
63,800		Cendant Corp	1,100,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

10,976	*	Citrix Systems, Inc	$315,889
28,600		Computer Associates International, Inc	806,234
11,500	*	Computer Sciences Corp	582,360
24,119	*	Compuware Corp	216,347
8,500	*	Convergys Corp	134,725
71,056	*	eBay, Inc	3,073,172
18,700	*	Electronic Arts, Inc	978,197
32,500		Electronic Data Systems Corp	781,300
8,100		Equifax, Inc	307,962
47,508		First Data Corp	2,043,319
11,391	*	Fiserv, Inc	492,889
14,457		IMS Health, Inc	360,268
26,600	*	Interpublic Group of Cos, Inc	256,690
11,000	*	Intuit, Inc	586,300
5,300	*	Mercury Interactive Corp	147,287
569,391	d	Microsoft Corp	14,889,575
7,771	*	Monster Worldwide, Inc	317,212
11,400	*	NCR Corp	386,916
23,700	*	Novell, Inc	209,271
11,200		Omnicom Group, Inc	953,456
234,010	*	Oracle Corp	2,857,262
16,800	*	Parametric Technology Corp	102,480
10,500		Robert Half International, Inc	397,845
32,753		Siebel Systems, Inc	346,527
212,800	*	Sun Microsystems, Inc	891,632
67,154	*	Symantec Corp	1,175,195
20,600	*	Unisys Corp	120,098
34,300		Waste Management, Inc	1,041,005
78,500	*	Yahoo!, Inc	3,075,630

		TOTAL BUSINESS SERVICES	43,323,834

CHEMICALS AND ALLIED PRODUCTS - 9.99%
96,500		Abbott Laboratories	3,804,995
13,800		Air Products & Chemicals, Inc	816,822
4,800		Alberto-Culver Co	219,600
76,700	*	Amgen, Inc	6,048,562
6,900		Avery Dennison Corp	381,363
28,500		Avon Products, Inc	813,675
21,165	*	Biogen Idec, Inc	959,409
121,700		Bristol-Myers Squibb Co	2,796,666
6,838	*	Chiron Corp	304,017
9,300		Clorox Co	529,077
32,100		Colgate-Palmolive Co	1,760,685
60,000		Dow Chemical Co	2,629,200
57,131		Du Pont (E.I.) de Nemours & Co	2,428,068
5,100		Eastman Chemical Co	263,109
11,500		Ecolab, Inc	417,105
70,700		Eli Lilly & Co	4,000,913
7,500		Engelhard Corp	226,125
21,000	*	Forest Laboratories, Inc	854,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

16,040	*	Genzyme Corp	$1,135,311
28,500	*	Gilead Sciences, Inc	1,499,955
10,100	*	Hospira, Inc	432,078
5,000		International Flavors & Fragrances, Inc	167,500
15,000	*	King Pharmaceuticals, Inc	253,800
15,360	*	Medimmune, Inc	537,907
136,000		Merck & Co, Inc	4,326,160
16,700		Monsanto Co	1,294,751
13,700		Mylan Laboratories, Inc	273,452
458,520	d	Pfizer, Inc	10,692,686
10,400		PPG Industries, Inc	602,160
20,000		Praxair, Inc	1,059,200
208,442		Procter & Gamble Co	12,064,623
8,800		Rohm & Haas Co	426,096
92,000		Schering-Plough Corp	1,918,200
4,200		Sigma-Aldrich Corp	265,818
6,300	*	Watson Pharmaceuticals, Inc	204,813
83,500		Wyeth	3,846,845

		TOTAL CHEMICALS AND ALLIED PRODUCTS	70,255,026

COMMUNICATIONS - 3.74%
23,800		Alltel Corp	1,501,780
242,953		AT&T, Inc	5,949,919
26,200	*	Avaya, Inc	279,554
113,800		BellSouth Corp	3,083,980
8,200		CenturyTel, Inc	271,912
20,800		Citizens Communications Co	254,384
33,600		Clear Channel Communications, Inc	1,056,720
135,066	*	Comcast Corp (Class A)	3,506,313
95,500	*	Qwest Communications International, Inc	539,575
183,566		Sprint Nextel Corp	4,288,102
13,900	*	Univision Communications, Inc (Class A)	408,521
172,000		Verizon Communications, Inc	5,180,640

		TOTAL COMMUNICATIONS	26,321,400

DEPOSITORY INSTITUTIONS - 10.28%
21,700		AmSouth Bancorp	568,757
249,504		Bank of America Corp	11,514,610
47,900		Bank of New York Co, Inc	1,525,615
33,700		BB&T Corp	1,412,367
314,600		Citigroup, Inc	15,267,538
10,300		Comerica, Inc	584,628
7,700		Compass Bancshares, Inc	371,833
34,502		Fifth Third Bancorp	1,301,415
7,800		First Horizon National Corp	299,832
15,800		Golden West Financial Corp	1,042,800
13,990		Huntington Bancshares, Inc	332,263
217,436		JPMorgan Chase & Co	8,630,035

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

25,400		Keycorp	$836,422
5,000		M&T Bank Corp	545,250
12,900		Marshall & Ilsley Corp	555,216
26,000		Mellon Financial Corp	890,500
34,247		National City Corp	1,149,672
29,650		North Fork Bancorporation, Inc	811,224
11,540		Northern Trust Corp	598,003
18,200		PNC Financial Services Group, Inc	1,125,306
28,521		Regions Financial Corp	974,277
22,300		Sovereign Bancorp, Inc	482,126
20,400		State Street Corp	1,130,976
22,500		SunTrust Banks, Inc	1,637,100
19,500		Synovus Financial Corp	526,695
113,000		US Bancorp	3,377,570
96,564		Wachovia Corp	5,104,373
61,368		Washington Mutual, Inc	2,669,508
104,000		Wells Fargo & Co	6,534,320
6,500		Zions Bancorporation	491,140

		TOTAL DEPOSITORY INSTITUTIONS	72,291,371

EATING AND DRINKING PLACES - 0.59%
8,100		Darden Restaurants, Inc	314,928
78,300		McDonald's Corp	2,640,276
7,200		Wendy's International, Inc	397,872
17,500		Yum! Brands, Inc	820,400

		TOTAL EATING AND DRINKING PLACES	4,173,476

EDUCATIONAL SERVICES - 0.08%
9,000	*	Apollo Group, Inc (Class A)	544,140

		TOTAL EDUCATIONAL SERVICES	544,140

ELECTRIC, GAS, AND SANITARY SERVICES - 3.64%
40,800	*	AES Corp	645,864
10,100	*	Allegheny Energy, Inc	319,665
13,400	*	Allied Waste Industries, Inc	117,116
12,700		Ameren Corp	650,748
24,500		American Electric Power Co, Inc	908,705
19,200		Centerpoint Energy, Inc	246,720
12,400		Cinergy Corp	526,504
13,800	*	CMS Energy Corp	200,238
15,300		Consolidated Edison, Inc	708,849
11,100		Constellation Energy Group, Inc	639,360
21,600		Dominion Resources, Inc	1,667,520
11,000		DTE Energy Co	475,090
57,700		Duke Energy Corp	1,583,865
18,900	*	Dynegy, Inc (Class A)	91,476

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

20,300		Edison International	$885,283
40,800		El Paso Corp	496,128
12,900		Entergy Corp	885,585
41,500		Exelon Corp	2,205,310
20,500		FirstEnergy Corp	1,004,295
24,600		FPL Group, Inc	1,022,376
10,800		KeySpan Corp	385,452
6,500		Kinder Morgan, Inc	597,675
2,700		Nicor, Inc	106,137
16,900		NiSource, Inc	352,534
2,400		Peoples Energy Corp	84,168
21,200		PG&E Corp	786,944
6,200		Pinnacle West Capital Corp	256,370
23,700		PPL Corp	696,780
15,600		Progress Energy, Inc	685,152
15,600		Public Service Enterprise Group, Inc	1,013,532
15,900		Sempra Energy	712,956
46,100		Southern Co	1,591,833
13,000		TECO Energy, Inc	223,340
30,000		TXU Corp	1,505,700
35,700		Williams Cos, Inc	827,169
24,900		Xcel Energy, Inc	459,654

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,566,093

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.54%
7,357	*	ADC Telecommunications, Inc	164,355
25,100	*	Advanced Micro Devices, Inc	768,060
22,600	*	Altera Corp	418,778
10,651		American Power Conversion Corp	234,322
22,800		Analog Devices, Inc	817,836
9,948	*	Andrew Corp	106,742
18,400	*	Applied Micro Circuits Corp	47,288
18,000	*	Broadcom Corp (Class A)	848,700
36,700	*	Ciena Corp	108,999
382,074	*	Cisco Systems, Inc	6,541,107
12,500	*	Comverse Technology, Inc	332,375
5,700		Cooper Industries Ltd (Class A)	416,100
25,500		Emerson Electric Co	1,904,850
25,585	*	Freescale Semiconductor, Inc (Class B)	643,974
657,100	d	General Electric Co	23,031,355
52,400		Honeywell International, Inc	1,951,900
374,800		Intel Corp	9,355,008
102,980	*	JDS Uniphase Corp	243,033
7,400		L-3 Communications Holdings, Inc	550,190
18,998		Linear Technology Corp	685,258
24,400	*	LSI Logic Corp	195,200
276,700	*	Lucent Technologies, Inc	736,022
20,400		Maxim Integrated Products, Inc	739,296
5,100		Maytag Corp	95,982
38,200	*	Micron Technology, Inc	508,442

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

8,823		Molex, Inc	$228,957
154,800		Motorola, Inc	3,496,932
21,400		National Semiconductor Corp	555,972
23,225	*	Network Appliance, Inc	627,075
8,400	*	Novellus Systems, Inc	202,608
10,600	*	Nvidia Corp	387,536
11,500	*	PMC - Sierra, Inc	88,665
5,179	*	QLogic Corp	168,369
102,300		Qualcomm, Inc	4,407,084
10,900		Rockwell Collins, Inc	506,523
33,000	*	Sanmina-SCI Corp	140,580
9,500		Scientific-Atlanta, Inc	409,165
27,800	*	Tellabs, Inc	303,020
100,600		Texas Instruments, Inc	3,226,242
4,200		Whirlpool Corp	351,792
21,715		Xilinx, Inc	547,435

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	67,093,127

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
5,400		Fluor Corp	417,204
15,400		Moody's Corp	945,868
20,600		Paychex, Inc	785,272
10,300		Quest Diagnostics, Inc	530,244

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,678,588

FABRICATED METAL PRODUCTS - 0.21%
6,700		Ball Corp	266,124
12,600		Illinois Tool Works, Inc	1,108,674
3,600		Snap-On, Inc	135,216

		TOTAL FABRICATED METAL PRODUCTS	1,510,014

FOOD AND KINDRED PRODUCTS - 3.11%
48,300		Anheuser-Busch Cos, Inc	2,074,968
40,700		Archer Daniels Midland Co	1,003,662
11,500		Campbell Soup Co	342,355
128,700		Coca-Cola Co	5,187,897
18,700		Coca-Cola Enterprises, Inc	358,479
32,100		ConAgra Foods, Inc	650,988
12,200	*	Constellation Brands, Inc (Class A)	320,006
22,100		General Mills, Inc	1,089,972
20,900		H.J. Heinz Co	704,748
7,000	*	Hercules, Inc	79,100
11,300		Hershey Co	624,325
15,900		Kellogg Co	687,198
8,300		McCormick & Co, Inc (Non-Vote)	256,636
3,500		Molson Coors Brewing Co (Class B)	234,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

8,400		Pepsi Bottling Group, Inc	$240,324
103,200		PepsiCo, Inc	6,097,056
47,200		Sara Lee Corp	892,080
15,600		Tyson Foods, Inc (Class A)	266,760
11,200		Wrigley (Wm.) Jr Co	744,688

		TOTAL FOOD AND KINDRED PRODUCTS	21,855,707

FOOD STORES - 0.48%
22,800		Albertson's, Inc	486,780
45,100	*	Kroger Co	851,488
47,776	*	Starbucks Corp	1,433,758
8,000		Whole Foods Market, Inc	619,120

		TOTAL FOOD STORES	3,391,146

FORESTRY - 0.14%
15,100		Weyerhaeuser Co	1,001,734

		TOTAL FORESTRY	1,001,734

FURNITURE AND FIXTURES - 0.33%
12,000		Johnson Controls, Inc	874,920
11,400		Leggett & Platt, Inc	261,744
26,400		Masco Corp	797,016
17,000		Newell Rubbermaid, Inc	404,260

		TOTAL FURNITURE AND FIXTURES	2,337,940

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
18,400	*	Bed Bath & Beyond, Inc	665,160
25,400		Best Buy Co, Inc	1,104,392
10,000		Circuit City Stores, Inc	225,900
8,200		RadioShack Corp	172,446

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,167,898

GENERAL BUILDING CONTRACTORS - 0.37%
7,900		Centex Corp	564,771
17,000		DR Horton, Inc	607,410
4,900		KB Home	356,034
8,500		Lennar Corp (Class A)	518,670
13,400		Pulte Homes, Inc	527,424

		TOTAL GENERAL BUILDING CONTRACTORS	2,574,309

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 2.15%
7,000	*	Big Lots, Inc	$84,070
29,380		Costco Wholesale Corp	1,453,429
3,900		Dillard's, Inc (Class A)	96,798
19,800		Dollar General Corp	377,586
9,700		Family Dollar Stores, Inc	240,463
17,021		Federated Department Stores, Inc	1,129,003
14,500		JC Penney Co, Inc	806,200
54,700		Target Corp	3,006,859
28,500		TJX Cos, Inc	662,055
155,400		Wal-Mart Stores, Inc	7,272,720

		TOTAL GENERAL MERCHANDISE STORES	15,129,183

HEALTH SERVICES - 0.98%
13,000		AmerisourceBergen Corp	538,200
28,000	*	Caremark Rx, Inc	1,450,120
10,150	*	Coventry Health Care, Inc	578,144
9,100	*	Express Scripts, Inc	762,580
26,300		HCA, Inc	1,328,150
15,300		Health Management Associates, Inc (Class A)	335,988
8,300	*	Laboratory Corp of America Holdings	446,955
5,000		Manor Care, Inc	198,850
19,108	*	Medco Health Solutions, Inc	1,066,226
29,200	*	Tenet Healthcare Corp	223,672

		TOTAL HEALTH SERVICES	6,928,885

HOLDING AND OTHER INVESTMENT OFFICES - 1.20%
5,900		Apartment Investment & Management Co (Class A)	223,433
13,100		Archstone-Smith Trust	548,759
25,300		Equity Office Properties Trust	767,349
17,800		Equity Residential	696,336
11,400		Plum Creek Timber Co, Inc	410,970
15,100		Prologis	705,472
5,200		Public Storage, Inc	352,144
11,600		Simon Property Group, Inc	888,908
25,783		SPDR Trust Series 1	3,210,241
7,300		Vornado Realty Trust	609,331

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,412,943

HOTELS AND OTHER LODGING PLACES - 0.29%
20,300		Hilton Hotels Corp	489,433
10,300		Marriott International, Inc (Class A)	689,791
13,600		Starwood Hotels & Resorts Worldwide, Inc	868,496

		TOTAL HOTELS AND OTHER LODGING PLACES	2,047,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.51%
47,200		3M Co	$3,658,000
11,300		American Standard Cos, Inc	451,435
52,350	*	Apple Computer, Inc	3,763,442
101,000		Applied Materials, Inc	1,811,940
4,900		Black & Decker Corp	426,104
42,300		Caterpillar, Inc	2,443,671
2,900		Cummins, Inc	260,217
15,000		Deere & Co	1,021,650
146,430	*	Dell, Inc	4,391,436
12,500		Dover Corp	506,125
9,200		Eaton Corp	617,228
148,800	*	EMC Corp	2,026,656
16,400	*	Gateway, Inc	41,164
178,000		Hewlett-Packard Co	5,096,140
20,600		Ingersoll-Rand Co Ltd	831,622
98,200	d	International Business Machines Corp	8,072,040
21,000		International Game Technology	646,380
10,700	*	Jabil Circuit, Inc	396,863
7,200	*	Lexmark International, Inc	322,776
7,800		Pall Corp	209,508
7,400		Parker Hannifin Corp	488,104
11,100		Rockwell Automation, Inc	656,676
56,900	*	Solectron Corp	208,254
4,600		Stanley Works	220,984
15,800		Symbol Technologies, Inc	202,556

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	38,770,971

INSTRUMENTS AND RELATED PRODUCTS - 4.47%
25,600	*	Agilent Technologies, Inc	852,224
8,200		Allergan, Inc	885,272
11,800		Applera Corp (Applied Biosystems Group)	313,408
6,500		Bard (C.R.), Inc	428,480
3,300		Bausch & Lomb, Inc	224,070
38,800		Baxter International, Inc	1,460,820
15,600		Becton Dickinson & Co	937,248
15,430		Biomet, Inc	564,275
36,700	*	Boston Scientific Corp	898,783
14,700		Danaher Corp	819,966
17,900		Eastman Kodak Co	418,860
7,600	*	Fisher Scientific International, Inc	470,136
20,600		Guidant Corp	1,333,850
185,000		Johnson & Johnson	11,118,500
12,300		Kla-Tencor Corp	606,759
75,300		Medtronic, Inc	4,335,021
3,200	*	Millipore Corp	211,328
8,200		PerkinElmer, Inc	193,192
14,200		Pitney Bowes, Inc	599,950
22,800	*	St. Jude Medical, Inc	1,144,560
18,200		Stryker Corp	808,626

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

5,100		Tektronix, Inc	$143,871
12,000	*	Teradyne, Inc	174,840
10,000	*	Thermo Electron Corp	301,300
7,000	*	Waters Corp	264,600
59,300	*	Xerox Corp	868,745
15,400	*	Zimmer Holdings, Inc	1,038,576

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,417,260

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
19,900		AON Corp	715,405
18,700		Hartford Financial Services Group, Inc	1,606,143
33,900		Marsh & McLennan Cos, Inc	1,076,664

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,398,212

INSURANCE CARRIERS - 6.22%
20,000		ACE Ltd	1,068,800
17,800		Aetna, Inc	1,678,718
31,100		Aflac, Inc	1,443,662
40,300		Allstate Corp	2,179,021
6,500		Ambac Financial Group, Inc	500,890
161,400		American International Group, Inc	11,012,322
12,400		Chubb Corp	1,210,860
7,800		Cigna Corp	871,260
10,815		Cincinnati Financial Corp	483,214
23,400		Genworth Financial, Inc	809,172
10,100	*	Humana, Inc	548,733
8,300		Jefferson-Pilot Corp	472,519
10,800		Lincoln National Corp	572,724
8,500		Loews Corp	806,225
8,300		MBIA, Inc	499,328
47,100		Metlife, Inc	2,307,900
5,600		MGIC Investment Corp	368,592
17,300		Principal Financial Group	820,539
12,250		Progressive Corp	1,430,555
31,400		Prudential Financial, Inc	2,298,166
7,692		Safeco Corp	434,598
43,047		St. Paul Travelers Cos, Inc	1,922,909
6,500		Torchmark Corp	361,400
84,800		UnitedHealth Group, Inc	5,269,472
18,400		UnumProvident Corp	418,600
40,800	*	WellPoint, Inc	3,255,432
10,800		XL Capital Ltd (Class A)	727,704

		TOTAL INSURANCE CARRIERS	43,773,315

LEATHER AND LEATHER PRODUCTS - 0.11%
23,500	*	Coach, Inc	783,490

		TOTAL LEATHER AND LEATHER PRODUCTS	783,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.03%
7,000	v	Louisiana-Pacific Corp	$192,290

		TOTAL LUMBER AND WOOD PRODUCTS	192,290

METAL MINING - 0.43%
11,400		Freeport-McMoRan Copper & Gold, Inc (Class A)	613,320
27,800		Newmont Mining Corp	1,484,520
6,300		Phelps Dodge Corp	906,381

		TOTAL METAL MINING	3,004,221

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
9,100		Fortune Brands, Inc	709,982
11,200		Hasbro, Inc	226,016
25,000		Mattel, Inc	395,500
125,200		Tyco International Ltd	3,613,272

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,944,770

MISCELLANEOUS RETAIL - 1.11%
19,000	*	Amazon.com, Inc	895,850
50,700		CVS Corp	1,339,494
19,200	*	Office Depot, Inc	602,880
4,300		OfficeMax, Inc	109,048
6,188	*	Sears Holdings Corp	714,900
45,526		Staples, Inc	1,033,895
8,900		Tiffany & Co	340,781
62,900		Walgreen Co	2,783,954

		TOTAL MISCELLANEOUS RETAIL	7,820,802

MOTION PICTURES - 1.91%
96,100	*	CBS Corp	3,132,860
151,400		News Corp (Class A)	2,354,270
290,000		Time Warner, Inc	5,057,600
119,700		Walt Disney Co	2,869,209

		TOTAL MOTION PICTURES	13,413,939

NONDEPOSITORY INSTITUTIONS - 2.39%
77,200		American Express Co	3,972,712
18,600		Capital One Financial Corp	1,607,040
12,400		CIT Group, Inc	642,072
37,200		Countrywide Financial Corp	1,271,868
60,200		Fannie Mae	2,938,362
43,000		Freddie Mac	2,810,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

78,100		MBNA Corp	$2,120,415
26,000		SLM Corp	1,432,340

		TOTAL NONDEPOSITORY INSTITUTIONS	16,794,859

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
6,300		Vulcan Materials Co	426,825

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	426,825

OIL AND GAS EXTRACTION - 3.16%
14,700		Anadarko Petroleum Corp	1,392,825
20,510		Apache Corp	1,405,345
21,200		Baker Hughes, Inc	1,288,536
20,100		BJ Services Co	737,067
23,500		Burlington Resources, Inc	2,025,700
27,600		Devon Energy Corp	1,726,104
31,900		Halliburton Co	1,976,524
7,227		Kerr-McGee Corp	656,645
9,800	*	Nabors Industries Ltd	742,350
10,900	*	National Oilwell Varco, Inc	683,430
8,500		Noble Corp	599,590
25,000		Occidental Petroleum Corp	1,997,000
6,800		Rowan Cos, Inc	242,352
36,600		Schlumberger Ltd	3,555,690
20,500	*	Transocean, Inc	1,428,645
21,600	*	Weatherford International Ltd	781,920
22,566		XTO Energy, Inc	991,550

		TOTAL OIL AND GAS EXTRACTION	22,231,273

PAPER AND ALLIED PRODUCTS - 0.51%
6,500		Bemis Co	181,155
30,500		International Paper Co	1,025,105
29,100		Kimberly-Clark Corp	1,735,815
11,200		MeadWestvaco Corp	313,936
6,900		Temple-Inland, Inc	309,465

		TOTAL PAPER AND ALLIED PRODUCTS	3,565,476

PERSONAL SERVICES - 0.12%
8,500		Cintas Corp	350,030
20,200		H&R Block, Inc	495,910

		TOTAL PERSONAL SERVICES	845,940

PETROLEUM AND COAL PRODUCTS - 5.87%
5,000		Amerada Hess Corp	634,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

4,500		Ashland, Inc	$260,550
139,615		Chevron Corp	7,925,944
86,300		ConocoPhillips	5,020,934
15,000		EOG Resources, Inc	1,100,550
387,000		Exxon Mobil Corp	21,737,790
22,803		Marathon Oil Corp	1,390,299
10,300		Murphy Oil Corp	556,097
8,500		Sunoco, Inc	666,230
38,300		Valero Energy Corp	1,976,280

		TOTAL PETROLEUM AND COAL PRODUCTS	41,268,774

PRIMARY METAL INDUSTRIES - 0.66%
54,100		Alcoa, Inc	1,599,737
5,300		Allegheny Technologies, Inc	191,224
94,700	*	Corning, Inc	1,861,802
9,600		Nucor Corp	640,512
7,100		United States Steel Corp	341,297

		TOTAL PRIMARY METAL INDUSTRIES	4,634,572

PRINTING AND PUBLISHING - 0.58%
3,600		Dow Jones & Co, Inc	127,764
5,300		EW Scripps Co	254,506
14,900		Gannett Co, Inc	902,493
4,300		Knight Ridder, Inc	272,190
23,300		McGraw-Hill Cos, Inc	1,202,979
2,600		Meredith Corp	136,084
9,100		New York Times Co (Class A)	240,695
13,400		R.R. Donnelley & Sons Co	458,414
16,300		Tribune Co	493,238

		TOTAL PRINTING AND PUBLISHING	4,088,363

RAILROAD TRANSPORTATION - 0.68%
23,200		Burlington Northern Santa Fe Corp	1,643,024
13,500		CSX Corp	685,395
25,300		Norfolk Southern Corp	1,134,199
16,500		Union Pacific Corp	1,328,415

		TOTAL RAILROAD TRANSPORTATION	4,791,033

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
3,800		Cooper Tire & Rubber Co	58,216
11,000	*	Goodyear Tire & Rubber Co	191,180
5,100	*	Sealed Air Corp	286,467

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	535,863

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 2.59%
15,300		Ameriprise Financial, Inc	$627,300
7,100		Bear Stearns Cos, Inc	820,263
64,300		Charles Schwab Corp	943,281
25,300	*	E*Trade Financial Corp	527,758
5,400		Federated Investors, Inc (Class B)	200,016
9,200		Franklin Resources, Inc	864,892
28,000		Goldman Sachs Group, Inc	3,575,880
13,500		Janus Capital Group, Inc	251,505
16,700		Lehman Brothers Holdings, Inc	2,140,439
57,100		Merrill Lynch & Co, Inc	3,867,383
67,000		Morgan Stanley	3,801,580
8,113		T Rowe Price Group, Inc	584,379

		TOTAL SECURITY AND COMMODITY BROKERS	18,204,676

TOBACCO PRODUCTS - 1.50%
129,500		Altria Group, Inc	9,676,240
5,300		Reynolds American, Inc	505,249
10,100		UST, Inc	412,383

		TOTAL TOBACCO PRODUCTS	10,593,872

TRANSPORTATION BY AIR - 0.38%
18,800		FedEx Corp	1,943,732
43,500		Southwest Airlines Co	714,705

		TOTAL TRANSPORTATION BY AIR	2,658,437

TRANSPORTATION EQUIPMENT - 2.58%
50,200		Boeing Co	3,526,048
5,900		Brunswick Corp	239,894
9,600		Dana Corp	68,928
115,800		Ford Motor Co	893,976
12,600		General Dynamics Corp	1,437,030
35,200		General Motors Corp	683,584
10,700		Genuine Parts Co	469,944
7,800		Goodrich Corp	320,580
17,100		Harley-Davidson, Inc	880,479
5,700		ITT Industries, Inc	586,074
22,300		Lockheed Martin Corp	1,418,949
3,800	*	Navistar International Corp	108,756
22,100		Northrop Grumman Corp	1,328,431
10,594		Paccar, Inc	733,423
9,100	*	Pactiv Corp	200,200
27,600		Raytheon Co	1,108,140
8,200		Textron, Inc	631,236
63,300		United Technologies Corp	3,539,103

		TOTAL TRANSPORTATION EQUIPMENT	18,174,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.03%
8,000		Sabre Holdings Corp	$192,880

		TOTAL TRANSPORTATION SERVICES	192,880

TRUCKING AND WAREHOUSING - 0.73%
68,600		United Parcel Service, Inc (Class B)	5,155,290

		TOTAL TRUCKING AND WAREHOUSING	5,155,290

WATER TRANSPORTATION - 0.20%
26,900		Carnival Corp	1,438,343

		TOTAL WATER TRANSPORTATION	1,438,343

WHOLESALE TRADE-DURABLE GOODS - 0.09%
8,600	*	Patterson Cos, Inc	287,240
4,700		W.W. Grainger, Inc	334,170

		TOTAL WHOLESALE TRADE-DURABLE GOODS	621,410

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
5,200		Brown-Forman Corp (Class B)	360,464
26,700		Cardinal Health, Inc	1,835,625
19,100		McKesson Corp	985,369
11,800		Nike, Inc (Class B)	1,024,122
3,300		Reebok International, Ltd	192,159
28,000		Safeway, Inc	662,480
8,400		Supervalu, Inc	272,832
38,600		Sysco Corp	1,198,532

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,531,583

		TOTAL COMMON STOCKS	703,748,893
		(Cost $640,264,467)

		TOTAL PORTFOLIO 100.06%	703,748,893
		(Cost $640,264,467)

		OTHER ASSETS & LIABILITIES, NET - (0.06%)	(441,517)

		NET ASSETS - 100.00%	$703,307,376

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.94%

AMUSEMENT AND RECREATION SERVICES - 0.65%
2,085		Harrah's Entertainment, Inc	$148,640
68		International Speedway Corp (Class A)	3,257
1,300	*	Marvel Entertainment, Inc	21,294
1,219	*	Penn National Gaming, Inc	40,166
227		Westwood One, Inc	3,700

		TOTAL AMUSEMENT AND RECREATION SERVICES	217,057

APPAREL AND ACCESSORY STORES - 2.50%
1,628		Abercrombie & Fitch Co (Class A)	106,113
2,158		American Eagle Outfitters, Inc	49,591
677	*	AnnTaylor Stores Corp	23,370
312		Bebe Stores, Inc	4,377
3,375	*	Chico's FAS, Inc	148,264
1,450		Claire's Stores, Inc	42,369
1,480		Foot Locker, Inc	34,913
6,413		Limited Brands, Inc	143,331
4,032		Nordstrom, Inc	150,797
2,749		Ross Stores, Inc	79,446
1,972	*	Urban Outfitters, Inc	49,911

		TOTAL APPAREL AND ACCESSORY STORES	832,482

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
67	*	Columbia Sportswear Co	3,198
220		Polo Ralph Lauren Corp	12,351
2,151	*	Quiksilver, Inc	29,770

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	45,319

AUTO REPAIR, SERVICES AND PARKING - 0.05%
393		Ryder System, Inc	16,121

		TOTAL AUTO REPAIR, SERVICES AND PARKING	16,121

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.96%
1,973	*	Advance Auto Parts	85,747
1,033	*	Autozone, Inc	94,778
1,925	*	Carmax, Inc	53,284
1,183	*	Copart, Inc	27,280
1,853	*	O'Reilly Automotive, Inc	59,315

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	320,404

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.57%
2,366		Fastenal Co	$92,724
2,118		Sherwin-Williams Co	96,200

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	188,924

BUSINESS SERVICES - 9.80%
4,390	*	Activision, Inc	60,319
1,475	*	Affiliated Computer Services, Inc (Class A)	87,291
2,472	*	Akamai Technologies, Inc	49,267
1,577	*	Alliance Data Systems Corp	56,141
4,269		Autodesk, Inc	183,354
407	*	BEA Systems, Inc	3,826
851	*	BISYS Group, Inc	11,923
1,885	*	BMC Software, Inc	38,624
793		Brink's Co	37,993
593	*	CACI International, Inc (Class A)	34,026
2,306	*	Cadence Design Systems, Inc	39,018
1,291	*	Ceridian Corp	32,081
493	*	Cerner Corp	44,819
1,046		Certegy, Inc	42,426
1,324	*	Checkfree Corp	60,772
1,691	*	ChoicePoint, Inc	75,266
3,099	*	Citrix Systems, Inc	89,189
380	*	Clear Channel Outdoor Holdings, Inc	7,619
2,538	*	Cognizant Technology Solutions Corp	127,788
3,147	*	Compuware Corp	28,229
1,221	*	DST Systems, Inc	73,150
2,156		Electronic Data Systems Corp	51,830
5,181	*	Emdeon Corp	43,831
1,742		Equifax, Inc	66,231
713	*	F5 Networks, Inc	40,776
942		Fair Isaac Corp	41,608
3,562	*	Fiserv, Inc	154,128
921	*	Getty Images, Inc	82,218
2,300		GTECH Holdings Corp	73,002
1,143	*	Hyperion Solutions Corp	40,942
4,146		IMS Health, Inc	103,318
280		Interactive Data Corp	6,359
6,780	*	Interpublic Group of Cos, Inc	65,427
2,925	*	Intuit, Inc	155,903
2,010	*	Iron Mountain, Inc	84,862
892	*	Kinetic Concepts, Inc	35,466
1,350	*	Lamar Advertising Co	62,289
500		Manpower, Inc	23,250
2,985	*	McAfee, Inc	80,983
1,632	*	Mercury Interactive Corp	45,353
1,908	*	Monster Worldwide, Inc	77,885
1,681	*	NAVTEQ Corp	73,745
866	*	NCR Corp	29,392
3,242	*	Red Hat, Inc	88,312
874	*	Rent-A-Center, Inc	16,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

109		Reynolds & Reynolds Co (Class A)	$3,060
3,168		Robert Half International, Inc	120,036
1,325	*	Salesforce.com, Inc	42,466
3,324		ServiceMaster Co	39,722
1,016		Siebel Systems, Inc	10,749
576	*	SRA International, Inc (Class A)	17,591
37,253	*	Sun Microsystems, Inc	156,090
398	*	Synopsys, Inc	7,984
1,191	*	Take-Two Interactive Software, Inc	21,081
700		Total System Services, Inc	13,853
4,957	*	VeriSign, Inc	108,657

		TOTAL BUSINESS SERVICES	3,268,004

CHEMICALS AND ALLIED PRODUCTS - 6.10%
442		Alberto-Culver Co	20,222
400	*	American Pharmaceutical Partners, Inc	15,516
1,353		Avery Dennison Corp	74,780
1,980	*	Barr Pharmaceuticals, Inc	123,334
2,861	*	Biogen Idec, Inc	129,689
100		Cabot Corp	3,580
1,060	*	Cephalon, Inc	68,624
614	*	Charles River Laboratories International, Inc	26,015
1,514		Chemtura Corp	19,228
1,885	*	Chiron Corp	83,807
1,149		Church & Dwight Co, Inc	37,951
1,616		Dade Behring Holdings, Inc	66,078
3,333		Ecolab, Inc	120,888
2,551		Estee Lauder Cos (Class A)	85,407
6,497	*	Forest Laboratories, Inc	264,298
1,462	*	Hospira, Inc	62,544
640	*	Idexx Laboratories, Inc	46,067
1,249	*	ImClone Systems, Inc	42,766
1,757		International Flavors & Fragrances, Inc	58,860
501	*	Invitrogen Corp	33,387
3,730	*	IVAX Corp	116,861
319	*	Kos Pharmaceuticals, Inc	16,502
4,596	*	Medimmune, Inc	160,952
2,900	*	Millennium Pharmaceuticals, Inc	28,130
1,064		Mylan Laboratories, Inc	21,237
1,575	*	Nalco Holding Co	27,893
1,041	*	OSI Pharmaceuticals, Inc	29,190
2,044	*	Protein Design Labs, Inc	58,090
194		Rohm & Haas Co	9,393
200		Scotts Miracle-Gro Co (Class A)	9,048
1,832	*	Sepracor, Inc	94,531
113		Sigma-Aldrich Corp	7,152
1,716		Valeant Pharmaceuticals International	31,025
1,510	*	VCA Antech, Inc	42,582

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,035,627

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

COAL MINING - 1.10%
405		Arch Coal, Inc	$32,198
1,192		Consol Energy, Inc	77,695
1,464		Massey Energy Co	55,442
2,458		Peabody Energy Corp	202,588

		TOTAL COAL MINING	367,923

COMMUNICATIONS - 3.30%
2,585	*	Alamosa Holdings, Inc	48,107
6,911	*	American Tower Corp (Class A)	187,288
6,300	*	Avaya, Inc	67,221
3,699	*	Cablevision Systems Corp (Class A)	86,816
2,636	*	Crown Castle International Corp	70,935
4,290	*	EchoStar Communications Corp (Class A)	116,559
1,200		Global Payments, Inc	55,932
3,820	*	Liberty Global, Inc	85,950
2,779	*	Nextel Partners, Inc (Class A)	77,645
2,202	*	NII Holdings, Inc (Class B)	96,183
340		PanAmSat Holding Corp	8,330
314		Telephone and Data Systems, Inc (Non-Vote)	11,313
2,031	*	Univision Communications, Inc (Class A)	59,691
100	*	US Cellular Corp	4,940
400	*	West Corp	16,860
3,896	*	XM Satellite Radio Holdings, Inc	106,283

		TOTAL COMMUNICATIONS	1,100,053

DEPOSITORY INSTITUTIONS - 2.14%
101		Bank of Hawaii Corp	5,206
2,791		Commerce Bancorp, Inc	96,038
100		Cullen/Frost Bankers, Inc	5,368
1,071		East West Bancorp, Inc	39,081
10,944		Hudson City Bancorp, Inc	132,641
640		IndyMac Bancorp, Inc	24,973
1,205		Investors Financial Services Corp	44,380
618		Mellon Financial Corp	21,167
2,028		Northern Trust Corp	105,091
1,077		People's Bank	33,452
5,843		Synovus Financial Corp	157,819
1,734		TCF Financial Corp	47,061

		TOTAL DEPOSITORY INSTITUTIONS	712,277

EATING AND DRINKING PLACES - 1.33%
1,441		Applebees International, Inc	32,552
1,285		Aramark Corp (Class B)	35,697
1,550		Brinker International, Inc	59,923
370		CBRL Group, Inc	13,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

2,888		Darden Restaurants, Inc	$112,285
1,100		Outback Steakhouse, Inc	45,771
1,088	*	Sonic Corp	32,096
1,391	*	The Cheesecake Factory, Inc	52,009
1,079		Wendy's International, Inc	59,626

		TOTAL EATING AND DRINKING PLACES	442,965

EDUCATIONAL SERVICES - 0.61%
1,898	*	Career Education Corp	64,001
1,331	*	Education Management Corp	44,602
867	*	ITT Educational Services, Inc	51,248
838	*	Laureate Education, Inc	44,003

		TOTAL EDUCATIONAL SERVICES	203,854

ELECTRIC, GAS, AND SANITARY SERVICES - 1.90%
12,099	*	AES Corp	191,527
1,402	*	Allied Waste Industries, Inc	12,253
218		Aqua America, Inc	5,951
1,665		Kinder Morgan, Inc	153,097
434		Questar Corp	32,854
800	*	Stericycle, Inc	47,104
972		Western Gas Resources, Inc	45,771
6,294		Williams Cos, Inc	145,832

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	634,389

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.59%
3,827	*	Advanced Micro Devices, Inc	117,106
3,460	*	Agere Systems, Inc	44,634
6,843	*	Altera Corp	126,801
3,148		American Power Conversion Corp	69,256
1,252		Ametek, Inc	53,260
1,656		Amphenol Corp (Class A)	73,295
6,904		Analog Devices, Inc	247,646
683	*	Andrew Corp	7,329
200		AVX Corp	2,896
5,167	*	Broadcom Corp (Class A)	243,624
3,239	*	Comverse Technology, Inc	86,125
1,400	*	Cree, Inc	35,336
600	*	Dolby Laboratories, Inc (Class A)	10,230
1,068	*	Energizer Holdings, Inc	53,176
926	*	Freescale Semiconductor, Inc (Class B)	23,307
1,230		Harman International Industries, Inc	120,356
2,046		Harris Corp	87,998
1,037	*	International Rectifier Corp	33,080
1,300		Intersil Corp (Class A)	32,344
14,992	*	JDS Uniphase Corp	35,381

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

1,238		L-3 Communications Holdings, Inc	$92,045
5,708		Linear Technology Corp	205,888
2,670	*	LSI Logic Corp	21,360
6,106		Maxim Integrated Products, Inc	221,281
2,575	*	MEMC Electronic Materials, Inc	57,088
3,846		Microchip Technology, Inc	123,649
5,300	*	Micron Technology, Inc	70,543
1,262		Molex, Inc	32,749
6,470		National Semiconductor Corp	168,091
6,780	*	Network Appliance, Inc	183,060
1,148	*	Novellus Systems, Inc	27,690
3,209	*	Nvidia Corp	117,321
1,495	*	QLogic Corp	48,602
3,345		Rockwell Collins, Inc	155,442
5,000	*	Sanmina-SCI Corp	21,300
2,442		Scientific-Atlanta, Inc	105,177
24,548	*	Sirius Satellite Radio, Inc	164,472
637	*	Spectrum Brands, Inc	12,937
546	*	Thomas & Betts Corp	22,910
1,142	*	Vishay Intertechnology, Inc	15,714
6,449		Xilinx, Inc	162,579

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,533,078

ENGINEERING AND MANAGEMENT SERVICES - 3.69%
3,058	*	Celgene Corp	198,158
684		Corporate Executive Board Co	61,355
1,631		Fluor Corp	126,011
951	*	Gen-Probe, Inc	46,399
359	*	Hewitt Associates, Inc	10,056
865	*	Jacobs Engineering Group, Inc	58,708
4,664		Moody's Corp	286,463
6,186		Paychex, Inc	235,810
904		Pharmaceutical Product Development, Inc	56,003
2,960		Quest Diagnostics, Inc	152,381

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,231,344

FABRICATED METAL PRODUCTS - 0.32%
476	*	Alliant Techsystems, Inc	36,257
257		Ball Corp	10,208
3,142	*	Crown Holdings, Inc	61,363

		TOTAL FABRICATED METAL PRODUCTS	107,828

FOOD AND KINDRED PRODUCTS - 0.84%
2,216		Campbell Soup Co	65,970
888	*	Constellation Brands, Inc (Class A)	23,292
3,492		H.J. Heinz Co	117,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

1,711		McCormick & Co, Inc (Non-Vote)	$52,904
669		Pepsi Bottling Group, Inc	19,140

		TOTAL FOOD AND KINDRED PRODUCTS	279,056

FOOD STORES - 0.72%
545	*	Panera Bread Co (Class A)	35,796
2,640		Whole Foods Market, Inc	204,310

		TOTAL FOOD STORES	240,106

FURNITURE AND FIXTURES - 0.63%
1,300		Herman Miller, Inc	36,647
346		Hillenbrand Industries, Inc	17,096
1,016		HNI Corp	55,809
697		Johnson Controls, Inc	50,818
872		Leggett & Platt, Inc	20,021
812		Newell Rubbermaid, Inc	19,309
906	*	Tempur-Pedic International, Inc	10,419

		TOTAL FURNITURE AND FIXTURES	210,119

FURNITURE AND HOMEFURNISHINGS STORES - 1.19%
5,462	*	Bed Bath & Beyond, Inc	197,451
1,418		Circuit City Stores, Inc	32,033
202	*	Mohawk Industries, Inc	17,570
2,513		RadioShack Corp	52,848
478		Steelcase, Inc (Class A)	7,567
2,107	*	Williams-Sonoma, Inc	90,917

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	398,386

GENERAL BUILDING CONTRACTORS - 2.02%
390		Beazer Homes USA, Inc	28,408
1,256		Centex Corp	89,791
3,698		DR Horton, Inc	132,130
596	*	Hovnanian Enterprises, Inc (Class A)	29,585
1,212		KB Home	88,064
1,477		Lennar Corp (Class A)	90,127
434		MDC Holdings, Inc	26,899
90	*	NVR, Inc	63,180
717		Ryland Group, Inc	51,717
142		Standard-Pacific Corp	5,226
1,952	*	Toll Brothers, Inc	67,617

		TOTAL GENERAL BUILDING CONTRACTORS	672,744

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.39%
6,128		Dollar General Corp	$116,861
2,321		Family Dollar Stores, Inc	57,538
1,358		JC Penney Co, Inc	75,505
288	*	Saks, Inc	4,856
8,947		TJX Cos, Inc	207,839

		TOTAL GENERAL MERCHANDISE STORES	462,599

HEALTH SERVICES - 3.49%
1,294	*	Community Health Systems, Inc	49,612
1,146	*	Covance, Inc	55,638
3,017	*	Coventry Health Care, Inc	171,848
1,857	*	DaVita, Inc	94,038
1,084	*	Edwards Lifesciences Corp	45,105
2,360	*	Express Scripts, Inc	197,768
4,176		Health Management Associates, Inc (Class A)	91,705
2,529	*	Laboratory Corp of America Holdings	136,187
1,006	*	LifePoint Hospitals, Inc	37,725
1,725	*	Lincare Holdings, Inc	72,295
1,468		Manor Care, Inc	58,382
1,326	*	Renal Care Group, Inc	62,733
419	*	Sierra Health Services, Inc	33,503
1,130	*	Tenet Healthcare Corp	8,656
550	*	Triad Hospitals, Inc	21,577
598		Universal Health Services, Inc (Class B)	27,951

		TOTAL HEALTH SERVICES	1,164,723

HOLDING AND OTHER INVESTMENT OFFICES - 1.83%
654	*	Affiliated Managers Group, Inc	52,484
100		Centerpoint Properties Trust	4,948
334		Federal Realty Investment Trust	20,257
1,653		General Growth Properties, Inc	77,674
247		Global Signal, Inc	10,661
1,755		iShares Russell Midcap Growth Index Fund	164,900
294		Macerich Co	19,739
1,023		Mills Corp	42,905
498		New Century Financial Corp	17,963
390		Prologis	18,221
1,273		Public Storage, Inc	86,208
100		SL Green Realty Corp	7,639
1,045		United Dominion Realty Trust, Inc	24,495
1,902		Ventas, Inc	60,902

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	608,996

HOTELS AND OTHER LODGING PLACES - 1.83%
798		Boyd Gaming Corp	38,033
608		Choice Hotels International, Inc	25,390

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

7,012		Hilton Hotels Corp	$169,059
490	*	Las Vegas Sands Corp	19,340
2,196	*	MGM Mirage	80,527
2,497		Starwood Hotels & Resorts Worldwide, Inc	159,458
1,021		Station Casinos, Inc	69,224
886	*	Wynn Resorts Ltd	48,597

		TOTAL HOTELS AND OTHER LODGING PLACES	609,628

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.81%
3,496		American Standard Cos, Inc	139,665
860		Black & Decker Corp	74,786
267		Carlisle Cos, Inc	18,463
1,227		CDW Corp	70,638
1,678	*	Cooper Cameron Corp	69,469
532		Cummins, Inc	47,736
1,166		Diebold, Inc	44,308
1,334		Donaldson Co, Inc	42,421
2,557		Dover Corp	103,533
400	*	Dresser-Rand Group, Inc	9,672
800		Eaton Corp	53,672
1,250	*	FMC Technologies, Inc	53,650
1,247		Graco, Inc	45,491
2,357	*	Grant Prideco, Inc	103,991
774		IDEX Corp	31,819
6,379		International Game Technology	196,346
3,002	*	Jabil Circuit, Inc	111,344
2,287		Joy Global, Inc	91,480
2,592	*	Lam Research Corp	92,483
2,145	*	Lexmark International, Inc	96,160
210		Pall Corp	5,641
961		Parker Hannifin Corp	63,388
1,614		Pentair, Inc	55,715
3,441		Rockwell Automation, Inc	203,570
2,570	*	SanDisk Corp	161,447
1,092	*	Scientific Games Corp (Class A)	29,790
3,912		Smith International, Inc	145,174
8,478	*	Solectron Corp	31,029
991		Stanley Works	47,608
3,912		Symbol Technologies, Inc	50,152
667		Timken Co	21,357
815		Toro Co	35,673
2,485	*	Varian Medical Systems, Inc	125,095
3,902	*	Western Digital Corp	72,616
1,400	*	Zebra Technologies Corp (Class A)	59,990

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,605,372

INSTRUMENTS AND RELATED PRODUCTS - 6.39%
1,173	*	Advanced Medical Optics, Inc	49,031

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

1,243	*	Affymetrix, Inc	$59,353
7,655	*	Agilent Technologies, Inc	254,835
2,456		Allergan, Inc	265,150
1,938		Bard (C.R.), Inc	127,753
882		Bausch & Lomb, Inc	59,888
1,123		Beckman Coulter, Inc	63,899
4,663		Biomet, Inc	170,526
580		Cooper Cos, Inc	29,754
1,530		Dentsply International, Inc	82,146
1,144	*	Fisher Scientific International, Inc	70,768
1,109	*	Flir Systems, Inc	24,764
698	*	Inamed Corp	61,200
3,655		Kla-Tencor Corp	180,301
587	*	Mettler-Toledo International, Inc	32,402
926	*	Millipore Corp	61,153
1,050		National Instruments Corp	33,653
1,200		PerkinElmer, Inc	28,272
2,296		Pitney Bowes, Inc	97,006
1,300	*	Resmed, Inc	49,803
1,284	*	Respironics, Inc	47,598
1,310		Roper Industries, Inc	51,758
731	*	Techne Corp	41,046
356		Tektronix, Inc	10,043
2,449	*	Teradyne, Inc	35,682
1,073	*	Thermo Electron Corp	32,329
967	*	Trimble Navigation Ltd	34,319
2,041	*	Waters Corp	77,150

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,131,582

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
2,018		Brown & Brown, Inc	61,630
1,373		Gallagher (Arthur J.) & Co	42,398

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	104,028

INSURANCE CARRIERS - 1.12%
401		Ambac Financial Group, Inc	30,901
1,046	*	AMERIGROUP Corp	20,355
246		Erie Indemnity Co (Class A)	13,087
100		Hanover Insurance Group, Inc	4,177
944		HCC Insurance Holdings, Inc	28,018
1,199	*	Health Net, Inc	61,808
2,214	*	Humana, Inc	120,287
75	*	Markel Corp	23,779
139		MBIA, Inc	8,362
237	*	Philadelphia Consolidated Holding Co	22,916
100		Transatlantic Holdings, Inc	6,720
386		Unitrin, Inc	17,389
332		W.R. Berkley Corp	15,810

		TOTAL INSURANCE CARRIERS	373,609

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.79%
6,942	*	Coach, Inc	$231,446
1,000	*	Timberland Co (Class A)	32,550

		TOTAL LEATHER AND LEATHER PRODUCTS	263,996

METAL MINING - 1.05%
3,289		Freeport-McMoRan Copper & Gold, Inc (Class A)	176,948
955		Phelps Dodge Corp	137,396
523		Southern Copper Corp	35,031

		TOTAL METAL MINING	349,375

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
2,704		Fortune Brands, Inc	210,966
762		Mattel, Inc	12,055

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	223,021

MISCELLANEOUS RETAIL - 0.91%
227		Barnes & Noble, Inc	9,686
500	*	CKX, Inc	6,500
672	*	Dick's Sporting Goods, Inc	22,337
1,337	*	Dollar Tree Stores, Inc	32,008
2,557		Michaels Stores, Inc	90,441
869		MSC Industrial Direct Co (Class A)	34,951
2,676		Petsmart, Inc	68,666
1,054		Tiffany & Co	40,358

		TOTAL MISCELLANEOUS RETAIL	304,947

MOTION PICTURES - 0.37%
713	*	Avid Technology, Inc	39,044
761	*	DreamWorks Animation SKG, Inc (Class A)	18,690
1,020	*	Pixar	53,774
713		Regal Entertainment Group (Class A)	13,561

		TOTAL MOTION PICTURES	125,069

NONDEPOSITORY INSTITUTIONS - 0.34%
1,022	*	AmeriCredit Corp	26,194
1,008		CapitalSource, Inc	22,579
541		First Marblehead Corp	17,777
381	*	Nelnet, Inc	15,499
65		Student Loan Corp	13,600
250		Westcorp	16,653

		TOTAL NONDEPOSITORY INSTITUTIONS	112,302

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.38%
874		Florida Rock Industries, Inc	$42,878
1,219		Vulcan Materials Co	82,587

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	125,465

OIL AND GAS EXTRACTION - 5.03%
5,954		BJ Services Co	218,333
2,592		Chesapeake Energy Corp	82,244
2,074	*	Denbury Resources, Inc	47,246
1,062		Diamond Offshore Drilling, Inc	73,873
1,992		ENSCO International, Inc	88,345
2,014		Equitable Resources, Inc	73,894
652		Helmerich & Payne, Inc	40,365
1,851	*	National Oilwell Varco, Inc	116,058
1,717	*	Newfield Exploration Co	85,970
462		Noble Energy, Inc	18,619
3,194		Patterson-UTI Energy, Inc	105,242
129		Pioneer Natural Resources Co	6,614
1,377	*	Plains Exploration & Production Co	54,708
1,592	*	Pride International, Inc	48,954
1,030	*	Quicksilver Resources, Inc	43,270
2,316		Range Resources Corp	61,003
1,200		Rowan Cos, Inc	42,768
3,110	*	Southwestern Energy Co	111,773
466		Tidewater, Inc	20,718
820	*	Unit Corp	45,125
6,666		XTO Energy, Inc	292,904

		TOTAL OIL AND GAS EXTRACTION	1,678,026

PERSONAL SERVICES - 0.88%
2,622		Cintas Corp	107,974
6,072		H&R Block, Inc	149,068
738	*	Weight Watchers International, Inc	36,479

		TOTAL PERSONAL SERVICES	293,521

PETROLEUM AND COAL PRODUCTS - 2.07%
4,455		EOG Resources, Inc	326,863
3,025		Murphy Oil Corp	163,320
1,986		Sunoco, Inc	155,663
732		Tesoro Corp	45,055

		TOTAL PETROLEUM AND COAL PRODUCTS	690,901

PRIMARY METAL INDUSTRIES - 0.34%
1,793		Allegheny Technologies, Inc	64,691
100		Hubbell, Inc (Class B)	4,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

836		Precision Castparts Corp	$43,313

		TOTAL PRIMARY METAL INDUSTRIES	112,516

PRINTING AND PUBLISHING - 1.49%
764	*	ACCO Brands Corp	18,718
2,875		Dex Media, Inc	77,884
978		Dow Jones & Co, Inc	34,709
1,326	*	Dun & Bradstreet Corp	88,789
1,548		EW Scripps Co	74,335
1,000		Harte-Hanks, Inc	26,390
875		John Wiley & Sons, Inc (Class A)	34,160
806		Meredith Corp	42,186
531	*	R.H. Donnelley Corp	32,720
88		Washington Post Co (Class B)	67,320

		TOTAL PRINTING AND PUBLISHING	497,211

RAILROAD TRANSPORTATION - 0.14%
1,075		Norfolk Southern Corp	48,192

		TOTAL RAILROAD TRANSPORTATION	48,192

REAL ESTATE - 0.59%
927	*	CB Richard Ellis Group, Inc	54,554
1,190		Forest City Enterprises, Inc (Class A)	45,137
1,456		St. Joe Co	97,872

		TOTAL REAL ESTATE	197,563

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
1,437	*	Goodyear Tire & Rubber Co	24,975
583	*	Sealed Air Corp	32,747

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	57,722

SECURITY AND COMMODITY BROKERS - 2.82%
1,705		Ameritrade Holding Corp	40,920
350		BlackRock, Inc	37,968
616		Chicago Mercantile Exchange Holdings, Inc	226,374
2,403		Eaton Vance Corp	65,746
1,400		Federated Investors, Inc (Class B)	51,856
2,161		Legg Mason, Inc	258,650
1,050		Nuveen Investments, Inc	44,751
1,152		SEI Investments Co	42,624
2,381		T Rowe Price Group, Inc	171,503

		TOTAL SECURITY AND COMMODITY BROKERS	940,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.16%
2,782		Gentex Corp	$54,249

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	54,249

TOBACCO PRODUCTS - 0.20%
1,639		UST, Inc	66,920

		TOTAL TOBACCO PRODUCTS	66,920

TRANSPORTATION BY AIR - 0.70%
3,361	*	AMR Corp	74,715
2,700	*	JetBlue Airways Corp	41,526
7,096		Southwest Airlines Co	116,587

		TOTAL TRANSPORTATION BY AIR	232,828

TRANSPORTATION EQUIPMENT - 2.40%
249		Autoliv, Inc	11,309
1,294		Brunswick Corp	52,614
2,285		Goodrich Corp	93,913
703		Harsco Corp	47,460
1,596		ITT Industries, Inc	164,101
740		Martin Marietta Materials, Inc	56,773
1,126	*	Navistar International Corp	32,226
1,322		Oshkosh Truck Corp	58,948
2,806		Paccar, Inc	194,259
275	*	Pactiv Corp	6,050
804		Polaris Industries, Inc	40,361
555		Textron, Inc	42,724

		TOTAL TRANSPORTATION EQUIPMENT	800,738

TRANSPORTATION SERVICES - 0.76%
3,232		CH Robinson Worldwide, Inc	119,681
1,965		Expeditors International Washington, Inc	132,657

		TOTAL TRANSPORTATION SERVICES	252,338

TRUCKING AND WAREHOUSING - 0.46%
970		CNF, Inc	54,213
2,142		J.B. Hunt Transport Services, Inc	48,495
1,087		Landstar System, Inc	45,371
326	*	Swift Transportation Co, Inc	6,618

		TOTAL TRUCKING AND WAREHOUSING	154,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.95%
794	*	Avnet, Inc	$19,008
356		BorgWarner, Inc	21,584
2,084	*	Cytyc Corp	58,831
1,250	*	Ingram Micro, Inc (Class A)	24,913
745		Omnicare, Inc	42,629
2,576	*	Patterson Cos, Inc	86,038
968		SCP Pool Corp	36,029
289	*	Tech Data Corp	11,468
235		W.W. Grainger, Inc	16,709

		TOTAL WHOLESALE TRADE-DURABLE GOODS	317,209

WHOLESALE TRADE-NONDURABLE GOODS - 0.95%
100		Airgas, Inc	3,290
953		Brown-Forman Corp (Class B)	66,062
900	*	Endo Pharmaceuticals Holdings, Inc	27,234
1,578	*	Henry Schein, Inc	68,864
2,159		McKesson Corp	111,383
898	*	Men's Wearhouse, Inc	26,437
250		Reebok International, Ltd	14,557

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	317,827

		TOTAL COMMON STOCKS	33,335,622
		(Cost $24,641,397)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.30%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.30%
$ 100,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	99,963

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	99,963

		TOTAL SHORT-TERM INVESTMENTS	99,963
		(Cost $99,981)

		TOTAL PORTFOLIO- 100.24%	33,435,585
		(Cost $24,741,378)

		OTHER ASSETS & LIABILITIES, NET - (0.24)%	(78,392)

		NET ASSETS - 100.00%	$33,357,193

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES			VALUE

COMMON STOCKS - 99.87%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
401		Pilgrim's Pride Corp	$13,297

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	13,297

AMUSEMENT AND RECREATION SERVICES - 0.42%
1,881		Harrah's Entertainment, Inc	134,096
833		International Speedway Corp (Class A)	39,901
969		Warner Music Group Corp	18,673
1,680		Westwood One, Inc	27,384

		TOTAL AMUSEMENT AND RECREATION SERVICES	220,054

APPAREL AND ACCESSORY STORES - 0.17%
1,093	*	AnnTaylor Stores Corp	37,730
200		Claire's Stores, Inc	5,844
2,052		Foot Locker, Inc	48,407

		TOTAL APPAREL AND ACCESSORY STORES	91,981

APPAREL AND OTHER TEXTILE PRODUCTS - 0.80%
292	*	Columbia Sportswear Co	13,937
3,345		Jones Apparel Group, Inc	102,758
2,977		Liz Claiborne, Inc	106,636
1,189		Polo Ralph Lauren Corp	66,750
2,457		VF Corp	135,970

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	426,051

AUTO REPAIR, SERVICES AND PARKING - 0.09%
1,163		Ryder System, Inc	47,706

		TOTAL AUTO REPAIR, SERVICES AND PARKING	47,706

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
4,894	*	Autonation, Inc	106,347

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	106,347

BUSINESS SERVICES - 4.03%
1,210	*	Affiliated Computer Services, Inc (Class A)	71,608
10,023	*	BEA Systems, Inc	94,216
1,833	*	BISYS Group, Inc	25,680
3,480	*	BMC Software, Inc	71,305
452		Brink's Co	21,655

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

4,013	*	Cadence Design Systems, Inc	$67,900
2,233	*	Ceridian Corp	55,490
389	*	Checkfree Corp	17,855
300	*	Clear Channel Outdoor Holdings, Inc	6,015
5,306	*	Computer Sciences Corp	268,696
6,015	*	Compuware Corp	53,955
3,853	*	Convergys Corp	61,070
1,386		Deluxe Corp	41,774
10,982		Electronic Data Systems Corp	264,007
1,982	*	Emdeon Corp	16,768
914		Equifax, Inc	34,750
411		Fair Isaac Corp	18,154
653		Interactive Data Corp	14,830
1,674	*	Interpublic Group of Cos, Inc	16,154
437	*	Lamar Advertising Co	20,163
1,857		Manpower, Inc	86,351
3,911	*	NCR Corp	132,739
10,537	*	Novell, Inc	93,042
789	*	Rent-A-Center, Inc	14,881
1,527		Reynolds & Reynolds Co (Class A)	42,863
3,221		ServiceMaster Co	38,491
12,631		Siebel Systems, Inc	133,636
38,891	*	Sun Microsystems, Inc	162,953
2,488	*	Sybase, Inc	54,388
3,455	*	Synopsys, Inc	69,307
400	*	Take-Two Interactive Software, Inc	7,080
9,590	*	Unisys Corp	55,910

		TOTAL BUSINESS SERVICES	2,133,686

CHEMICALS AND ALLIED PRODUCTS - 5.08%
963		Albemarle Corp	36,931
1,470		Alberto-Culver Co	67,253
1,028		Avery Dennison Corp	56,818
5,262	*	Biogen Idec, Inc	238,526
1,579		Cabot Corp	56,528
1,400		Celanese Corp (Series A)	26,768
1,037	*	Charles River Laboratories International, Inc	43,938
4,054		Chemtura Corp	51,486
200	*	Chiron Corp	8,892
4,335		Clorox Co	246,618
1,148		Cytec Industries, Inc	54,679
2,195		Eastman Chemical Co	113,240
3,244		Engelhard Corp	97,807
1,084	*	FMC Corp	57,636
2,245	*	Hospira, Inc	96,041
1,625	*	Huntsman Corp	27,983
659	*	Invitrogen Corp	43,916
6,701	*	King Pharmaceuticals, Inc	113,381
1,898		Lubrizol Corp	82,430
5,599		Lyondell Chemical Co	133,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

4,200	*	Millennium Pharmaceuticals, Inc	$40,740
3,638	*	Mosaic Co	53,224
4,348		Mylan Laboratories, Inc	86,786
4,748		PPG Industries, Inc	274,909
4,093		Rohm & Haas Co	198,183
3,200		RPM International, Inc	55,584
1,100		Scotts Miracle-Gro Co (Class A)	49,764
1,773		Sigma-Aldrich Corp	112,213
2,912		Valspar Corp	71,839
2,897	*	Watson Pharmaceuticals, Inc	94,181

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,691,662

COAL MINING - 0.28%
1,189		Arch Coal, Inc	94,526
790		Consol Energy, Inc	51,492

		TOTAL COAL MINING	146,018

COMMUNICATIONS - 2.44%
693	*	American Tower Corp (Class A)	18,780
3,761	*	Avaya, Inc	40,130
3,695		CenturyTel, Inc	122,526
9,631		Citizens Communications Co	117,787
2,126	*	Crown Castle International Corp	57,211
900		Hearst-Argyle Television, Inc	21,465
7,456	*	Liberty Global, Inc	167,760
7,733		MCI, Inc	152,572
2,058	*	NTL, Inc	140,109
787		PanAmSat Holding Corp	19,282
41,575	*	Qwest Communications International, Inc	234,899
2,657		Telephone and Data Systems, Inc (Non-Vote)	95,732
2,990	*	Univision Communications, Inc (Class A)	87,876
300	*	US Cellular Corp	14,820

		TOTAL COMMUNICATIONS	1,290,949

DEPOSITORY INSTITUTIONS - 9.89%
9,723		AmSouth Bancorp	254,840
3,760		Associated Banc-Corp	122,388
2,750		Astoria Financial Corp	80,850
1,220		Bank of Hawaii Corp	62,879
680		BOK Financial Corp	30,892
700		Capitol Federal Financial	23,058
1,200		City National Corp	86,928
4,335		Colonial Bancgroup, Inc	103,260
4,680		Comerica, Inc	265,637
543		Commerce Bancorp, Inc	18,685
1,768		Commerce Bancshares, Inc	92,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,423		Compass Bancshares, Inc	$165,297
1,300		Cullen/Frost Bankers, Inc	69,784
587		Downey Financial Corp	40,145
3,527		First Horizon National Corp	135,578
2,272		FirstMerit Corp	58,868
4,506		Fulton Financial Corp	79,306
6,578		Huntington Bancshares, Inc	156,228
2,280		Independence Community Bank Corp	90,584
835		IndyMac Bancorp, Inc	32,582
1,295		International Bancshares Corp	38,021
11,213		Keycorp	369,244
2,061		M&T Bank Corp	224,752
6,299		Marshall & Ilsley Corp	271,109
10,940		Mellon Financial Corp	374,695
2,274		Mercantile Bankshares Corp	128,345
7,361		New York Community Bancorp, Inc	121,604
13,262		North Fork Bancorporation, Inc	362,848
2,378		Northern Trust Corp	123,228
7,771		Popular, Inc	164,357
261	v*	Popular, Inc	39
2,700		Sky Financial Group, Inc	75,114
1,996		South Financial Group, Inc	54,970
10,098		Sovereign Bancorp, Inc	218,319
1,096		TCF Financial Corp	29,745
2,134		TD Banknorth, Inc	61,993
1,647		UnionBanCal Corp	113,182
3,058		Valley National Bancorp	73,698
2,446		Washington Federal, Inc	56,234
1,468		Webster Financial Corp	68,849
1,750		Whitney Holding Corp	48,230
1,900		Wilmington Trust Corp	73,929
2,915		Zions Bancorporation	220,257

		TOTAL DEPOSITORY INSTITUTIONS	5,242,699

EATING AND DRINKING PLACES - 0.22%
685		CBRL Group, Inc	24,078
154		Outback Steakhouse, Inc	6,408
1,517		Wendy's International, Inc	83,829

		TOTAL EATING AND DRINKING PLACES	114,315

EDUCATIONAL SERVICES - 0.01%
134	*	Laureate Education, Inc	7,036

		TOTAL EDUCATIONAL SERVICES	7,036

ELECTRIC, GAS, AND SANITARY SERVICES - 14.86%
2,119		AGL Resources, Inc	73,762
4,533	*	Allegheny Energy, Inc	143,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,241		Alliant Energy Corp	$90,878
4,104	*	Allied Waste Industries, Inc	35,869
5,420		Ameren Corp	277,721
10,555		American Electric Power Co, Inc	391,485
3,233		Aqua America, Inc	88,261
2,185		Atmos Energy Corp	57,160
8,587		Centerpoint Energy, Inc	110,343
5,477		Cinergy Corp	232,553
6,059	*	CMS Energy Corp	87,916
6,733		Consolidated Edison, Inc	311,940
4,886		Constellation Energy Group, Inc	281,434
3,482		DPL, Inc	90,567
4,807		DTE Energy Co	207,614
8,700	*	Dynegy, Inc (Class A)	42,108
8,983		Edison International	391,749
18,000		El Paso Corp	218,880
2,028		Energen Corp	73,657
4,173		Energy East Corp	95,144
2,100		Great Plains Energy, Inc	58,716
2,300		Hawaiian Electric Industries, Inc	59,570
4,811		KeySpan Corp	171,705
163		Kinder Morgan, Inc	14,988
3,392		MDU Resources Group, Inc	111,054
2,270		National Fuel Gas Co	70,801
7,610		NiSource, Inc	158,745
4,151		Northeast Utilities	81,733
2,252	*	NRG Energy, Inc	106,114
3,016		NSTAR	86,559
2,500		OGE Energy Corp	66,975
2,805		Oneok, Inc	74,697
5,252		Pepco Holdings, Inc	117,487
10,227		PG&E Corp	379,626
2,108		Piedmont Natural Gas Co, Inc	50,929
2,719		Pinnacle West Capital Corp	112,431
2,018		PNM Resources, Inc	49,421
10,450		PPL Corp	307,230
6,864		Progress Energy, Inc	301,467
6,629		Public Service Enterprise Group, Inc	430,686
3,200		Puget Energy, Inc	65,344
1,836		Questar Corp	138,985
8,296	*	Reliant Energy, Inc	85,615
3,836		Republic Services, Inc	144,042
3,177		SCANA Corp	125,110
7,042		Sempra Energy	315,763
2,756	*	Southern Union Co	65,124
5,781		TECO Energy, Inc	99,318
2,945		UGI Corp	60,667
2,100		Vectren Corp	57,036
2,560		Westar Energy, Inc	55,040
116		Western Gas Resources, Inc	5,462
6,393		Williams Cos, Inc	148,126
3,300		Wisconsin Energy Corp	128,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,118		WPS Resources Corp	$61,837
11,185		Xcel Energy, Inc	206,475

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,876,286

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.55%
3,331	*	ADC Telecommunications, Inc	74,415
5,224	*	Advanced Micro Devices, Inc	159,854
3,458	*	Andrew Corp	37,104
1,100		AVX Corp	15,928
523	*	Comverse Technology, Inc	13,907
315	*	Energizer Holdings, Inc	15,684
9,800	*	Freescale Semiconductor, Inc (Class B)	246,666
552		Harris Corp	23,742
448	*	International Rectifier Corp	14,291
2,167		Intersil Corp (Class A)	53,915
22,684	*	JDS Uniphase Corp	53,534
1,367		L-3 Communications Holdings, Inc	101,636
6,861	*	LSI Logic Corp	54,888
121,955	*	Lucent Technologies, Inc	324,400
7,958	*	Micron Technology, Inc	105,921
1,838		Molex, Inc	47,696
1,713	*	Novellus Systems, Inc	41,318
7,600	*	Sanmina-SCI Corp	32,376
661		Scientific-Atlanta, Inc	28,469
445	*	Spectrum Brands, Inc	9,038
973		Teleflex, Inc	63,226
12,471	*	Tellabs, Inc	135,934
977	*	Thomas & Betts Corp	40,995
3,241	*	Vishay Intertechnology, Inc	44,596
1,717		Whirlpool Corp	143,816

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,883,349

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
388	*	Hewitt Associates, Inc	10,868
273	*	Jacobs Engineering Group, Inc	18,529

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	29,397

FABRICATED METAL PRODUCTS - 0.46%
362	*	Alliant Techsystems, Inc	27,574
1,037		Aptargroup, Inc	54,131
2,531		Ball Corp	100,531
1,600		Snap-On, Inc	60,096

		TOTAL FABRICATED METAL PRODUCTS	242,332

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.60%
18,181		Archer Daniels Midland Co	$448,343
3,210		Campbell Soup Co	95,562
8,310		Coca-Cola Enterprises, Inc	159,303
14,412		ConAgra Foods, Inc	292,275
4,012	*	Constellation Brands, Inc (Class A)	105,235
5,477		Del Monte Foods Co	57,125
4,530		H.J. Heinz Co	152,752
2,100		Hormel Foods Corp	68,628
1,476		J.M. Smucker Co	64,944
1,233		McCormick & Co, Inc (Non-Vote)	38,124
1,308		Molson Coors Brewing Co (Class B)	87,623
2,975		Pepsi Bottling Group, Inc	85,115
1,951		PepsiAmericas, Inc	45,380
2,439	*	Smithfield Foods, Inc	74,633
909	*	TreeHouse Foods, Inc	17,016
6,803		Tyson Foods, Inc (Class A)	116,331

		TOTAL FOOD AND KINDRED PRODUCTS	1,908,389

FOOD STORES - 1.13%
10,185		Albertson's, Inc	217,450
20,085	*	Kroger Co	379,205

		TOTAL FOOD STORES	596,655

FORESTRY - 0.16%
2,102		Rayonier, Inc	83,765

		TOTAL FORESTRY	83,765

FURNITURE AND FIXTURES - 1.15%
1,069		Hillenbrand Industries, Inc	52,819
4,377		Johnson Controls, Inc	319,127
3,838		Leggett & Platt, Inc	88,120
6,229		Newell Rubbermaid, Inc	148,126

		TOTAL FURNITURE AND FIXTURES	608,192

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
2,962		Circuit City Stores, Inc	66,912
1,143	*	Mohawk Industries, Inc	99,418
900		Steelcase, Inc (Class A)	14,247

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	180,577

GENERAL BUILDING CONTRACTORS - 1.40%
666		Beazer Homes USA, Inc	48,511
1,625		Centex Corp	116,171

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

2,053		DR Horton, Inc	$73,354
425		KB Home	30,881
1,366		Lennar Corp (Class A)	83,353
200		Lennar Corp (Class B)	11,338
380		MDC Holdings, Inc	23,552
627	*	Meritage Homes Corp	39,451
5,960		Pulte Homes, Inc	234,586
330		Ryland Group, Inc	23,803
1,610		Standard-Pacific Corp	59,248

		TOTAL GENERAL BUILDING CONTRACTORS	744,248

GENERAL MERCHANDISE STORES - 1.69%
1,931	*	BJ's Wholesale Club, Inc	57,080
1,989		Dillard's, Inc (Class A)	49,367
1,016		Family Dollar Stores, Inc	25,187
7,566		Federated Department Stores, Inc	501,853
3,843		JC Penney Co, Inc	213,671
3,000	*	Saks, Inc	50,580

		TOTAL GENERAL MERCHANDISE STORES	897,738

HEALTH SERVICES - 0.85%
5,914		AmerisourceBergen Corp	244,840
522	*	Community Health Systems, Inc	20,013
751		Health Management Associates, Inc (Class A)	16,492
100	*	Sierra Health Services, Inc	7,996
10,988	*	Tenet Healthcare Corp	84,168
1,493	*	Triad Hospitals, Inc	58,570
364		Universal Health Services, Inc (Class B)	17,013

		TOTAL HEALTH SERVICES	449,092

HOLDING AND OTHER INVESTMENT OFFICES - 11.10%
3,651		Allied Capital Corp	107,230
2,382		AMB Property Corp	117,123
3,489		American Financial Realty Trust	41,868
3,360		Annaly Mortgage Management, Inc	36,758
2,647		Apartment Investment & Management Co (Class A)	100,242
5,889		Archstone-Smith Trust	246,690
1,875		Arden Realty, Inc	84,056
2,019		AvalonBay Communities, Inc	180,196
3,111		Boston Properties, Inc	230,618
1,400		BRE Properties, Inc (Class A)	63,672
1,282		Camden Property Trust	74,253
1,702		CarrAmerica Realty Corp	58,940
1,246		CBL & Associates Properties, Inc	49,229
1,200		Centerpoint Properties Trust	59,376
2,200		Crescent Real Estate Equities Co	43,604

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,060		Developers Diversified Realty Corp	$143,881
3,990		Duke Realty Corp	133,266
11,210		Equity Office Properties Trust	339,999
7,959		Equity Residential	311,356
644		Essex Property Trust, Inc	59,377
910		Federal Realty Investment Trust	55,192
4,029		Friedman Billings Ramsey Group, Inc	39,887
2,446		General Growth Properties, Inc	114,938
3,768		Health Care Property Investors, Inc	96,310
1,561		Health Care REIT, Inc	52,918
1,325		Healthcare Realty Trust, Inc	44,083
1,984		Hospitality Properties Trust	79,558
9,712		Host Marriott Corp	184,042
5,649		HRPT Properties Trust	58,467
2,615		iShares Russell Midcap Value Index Fund	325,358
3,153		iStar Financial, Inc	112,404
5,482		Kimco Realty Corp	175,863
900		KKR Financial Corp	21,591
2,453		Liberty Property Trust	105,111
1,120		Macerich Co	75,197
1,743		Mack-Cali Realty Corp	75,298
673		New Century Financial Corp	24,275
2,833		New Plan Excel Realty Trust	65,669
1,170		Pan Pacific Retail Properties, Inc	78,261
5,137		Plum Creek Timber Co, Inc	185,189
6,110		Prologis	285,459
558		Public Storage, Inc	37,788
2,377		Realty Income Corp	51,391
2,225		Reckson Associates Realty Corp	80,056
1,888		Regency Centers Corp	111,298
1,285		Shurgard Storage Centers, Inc (Class A)	72,872
1,093		SL Green Realty Corp	83,494
6,779	*	Telewest Global, Inc	161,476
2,852		Thornburg Mortgage, Inc	74,722
2,500		Trizec Properties, Inc	57,300
2,336		United Dominion Realty Trust, Inc	54,756
3,315		Vornado Realty Trust	276,703
2,180		Weingarten Realty Investors	82,426

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,881,086

HOTELS AND OTHER LODGING PLACES - 0.29%
2,365		Starwood Hotels & Resorts Worldwide, Inc	151,029

		TOTAL HOTELS AND OTHER LODGING PLACES	151,029

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.05%
1,047		Black & Decker Corp	91,047
383		Carlisle Cos, Inc	26,484
498	*	Cooper Cameron Corp	20,617

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

595		Cummins, Inc	$53,389
200		Diebold, Inc	7,600
1,885		Dover Corp	76,324
200	*	Dresser-Rand Group, Inc	4,836
2,998		Eaton Corp	201,136
243		IDEX Corp	9,990
3,082		Pall Corp	82,783
1,828		Parker Hannifin Corp	120,575
487		Pentair, Inc	16,811
1,234	*	SanDisk Corp	77,520
13,432	*	Solectron Corp	49,161
1,772		SPX Corp	81,104
842		Stanley Works	40,450
1,059		Symbol Technologies, Inc	13,576
1,365	*	Terex Corp	81,081
1,063		Timken Co	34,037

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,088,521

INSTRUMENTS AND RELATED PRODUCTS - 2.40%
2,095	*	Agilent Technologies, Inc	69,743
5,454		Applera Corp (Applied Biosystems Group)	144,858
163		Bausch & Lomb, Inc	11,068
308		Cooper Cos, Inc	15,800
7,969		Eastman Kodak Co	186,475
1,542	*	Fisher Scientific International, Inc	95,388
287	*	Mettler-Toledo International, Inc	15,842
1,800		PerkinElmer, Inc	42,408
3,077		Pitney Bowes, Inc	130,003
360		Roper Industries, Inc	14,224
1,778		Tektronix, Inc	50,157
1,608	*	Teradyne, Inc	23,429
2,814	*	Thermo Electron Corp	84,786
26,394	*	Xerox Corp	386,672

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,270,853

INSURANCE AGENTS, BROKERS AND SERVICE - 0.63%
8,793		AON Corp	316,108
491		Gallagher (Arthur J.) & Co	15,162

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	331,270

INSURANCE CARRIERS - 9.30%
97	*	Alleghany Corp	27,548
2,389		Ambac Financial Group, Inc	184,096
1,310		American Financial Group, Inc	50,186
200		American National Insurance Co	23,398
1,124		AmerUs Group Co	63,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,058		Assurant, Inc	$132,992
3,686		Cigna Corp	411,726
4,836		Cincinnati Financial Corp	216,072
700	*	CNA Financial Corp	22,911
819		Commerce Group, Inc	46,912
4,262	*	Conseco, Inc	98,751
949		Erie Indemnity Co (Class A)	50,487
4,513		Fidelity National Financial, Inc	166,033
702		Fidelity National Title Group, Inc	17,094
2,242		First American Corp	101,563
6,255		Genworth Financial, Inc	216,298
1,392		Hanover Insurance Group, Inc	58,144
1,617		HCC Insurance Holdings, Inc	47,993
1,303	*	Health Net, Inc	67,170
1,143	*	Humana, Inc	62,099
3,806		Jefferson-Pilot Corp	216,676
2,314		Leucadia National Corp	109,822
4,795		Lincoln National Corp	254,279
130	*	Markel Corp	41,217
3,508		MBIA, Inc	211,041
800		Mercury General Corp	46,576
2,625		MGIC Investment Corp	172,778
1,591		Nationwide Financial Services, Inc (Class A)	70,004
5,108		Old Republic International Corp	134,136
100	*	Philadelphia Consolidated Holding Co	9,669
2,605		PMI Group, Inc	106,987
8,227		Principal Financial Group	390,207
1,941		Protective Life Corp	84,958
2,431		Radian Group, Inc	142,432
800		Reinsurance Group Of America, Inc	38,208
3,506		Safeco Corp	198,089
1,600		Stancorp Financial Group, Inc	79,920
2,955		Torchmark Corp	164,298
688		Transatlantic Holdings, Inc	46,234
762		Unitrin, Inc	34,328
8,123		UnumProvident Corp	184,798
2,441		W.R. Berkley Corp	116,240
24		Wesco Financial Corp	9,240

		TOTAL INSURANCE CARRIERS	4,927,307

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
2,863		Laidlaw International, Inc	66,507

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	66,507

LUMBER AND WOOD PRODUCTS - 0.16%
3,013	v	Louisiana-Pacific Corp	82,767

		TOTAL LUMBER AND WOOD PRODUCTS	82,767

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

METAL MINING - 0.34%
1,271		Phelps Dodge Corp	$182,859

		TOTAL METAL MINING	182,859

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
4,396		Hasbro, Inc	88,711
10,119		Mattel, Inc	160,083

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	248,794

MISCELLANEOUS RETAIL - 1.08%
988		Barnes & Noble, Inc	42,158
1,888		Borders Group, Inc	40,913
908	*	Dollar Tree Stores, Inc	21,738
8,747	*	Office Depot, Inc	274,656
1,899		OfficeMax, Inc	48,159
14,786	*	Rite Aid Corp	51,455
2,448		Tiffany & Co	93,734

		TOTAL MISCELLANEOUS RETAIL	572,813

MOTION PICTURES - 0.01%
100	*	Avid Technology, Inc	5,476

		TOTAL MOTION PICTURES	5,476

NONDEPOSITORY INSTITUTIONS - 0.96%
2,983		American Capital Strategies Ltd	108,014
2,249	*	AmeriCredit Corp	57,642
599		CapitalSource, Inc	13,417
5,563		CIT Group, Inc	288,052
398		Westcorp	26,511
171	*	WFS Financial, Inc	13,022

		TOTAL NONDEPOSITORY INSTITUTIONS	506,658

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
937		Vulcan Materials Co	63,482

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	63,482

OIL AND GAS EXTRACTION - 2.83%
6,296		Chesapeake Energy Corp	199,772
1,228		ENSCO International, Inc	54,462
366		Equitable Resources, Inc	13,429
1,446	*	Forest Oil Corp	65,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

514		Helmerich & Payne, Inc	$31,822
3,229		Kerr-McGee Corp	293,387
1,996	*	National Oilwell Varco, Inc	125,149
1,032	*	Newfield Exploration Co	51,672
4,190		Noble Energy, Inc	168,857
3,312		Pioneer Natural Resources Co	169,806
1,739		Pogo Producing Co	86,620
2,033	*	Pride International, Inc	62,515
1,270		Rowan Cos, Inc	45,263
1,008		Tidewater, Inc	44,816
100	*	Unit Corp	5,503
1,471		Vintage Petroleum, Inc	78,448

		TOTAL OIL AND GAS EXTRACTION	1,497,415

PAPER AND ALLIED PRODUCTS - 1.09%
2,926		Bemis Co	81,548
5,136		MeadWestvaco Corp	143,962
1,700		Packaging Corp of America	39,015
6,985	*	Smurfit-Stone Container Corp	98,977
2,700		Sonoco Products Co	79,380
3,039		Temple-Inland, Inc	136,299

		TOTAL PAPER AND ALLIED PRODUCTS	579,181

PERSONAL SERVICES - 0.13%
8,582		Service Corp International	70,201

		TOTAL PERSONAL SERVICES	70,201

PETROLEUM AND COAL PRODUCTS - 0.94%
2,242		Amerada Hess Corp	284,330
1,800		Ashland, Inc	104,220
802		Sunoco, Inc	62,861
802		Tesoro Corp	49,363

		TOTAL PETROLEUM AND COAL PRODUCTS	500,774

PRIMARY METAL INDUSTRIES - 1.23%
1,540		Hubbell, Inc (Class B)	69,485
4,477		Nucor Corp	298,705
2,466		Precision Castparts Corp	127,763
3,192		United States Steel Corp	153,439

		TOTAL PRIMARY METAL INDUSTRIES	649,392

PRINTING AND PUBLISHING - 1.57%
1,718		American Greetings Corp (Class A)	37,744

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

2,662		Belo (A.H.) Corp Series A	$56,993
2,054		Knight Ridder, Inc	130,018
1,270		Lee Enterprises, Inc	46,876
600		McClatchy Co (Class A)	35,460
4,011		New York Times Co (Class A)	106,091
5,930		R.R. Donnelley & Sons Co	202,865
6,715		Tribune Co	203,196
17		Washington Post Co (Class B)	13,005

		TOTAL PRINTING AND PUBLISHING	832,248

RAILROAD TRANSPORTATION - 1.39%
6,007		CSX Corp	304,975
9,578		Norfolk Southern Corp	429,382

		TOTAL RAILROAD TRANSPORTATION	734,357

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.23%
2,283	*	Goodyear Tire & Rubber Co	39,679
1,485	*	Sealed Air Corp	83,412

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	123,091

SECURITY AND COMMODITY BROKERS - 1.97%
2,116		A.G. Edwards. Inc	99,156
4,218		Ameritrade Holding Corp	101,232
3,180		Bear Stearns Cos, Inc	367,385
100	*	Cbot Holdings, Inc	9,376
10,288	*	E*Trade Financial Corp	214,608
162		Federated Investors, Inc (Class B)	6,000
6,348		Janus Capital Group, Inc	118,263
1,436		Jefferies Group, Inc	64,591
1,700		Raymond James Financial, Inc	64,039

		TOTAL SECURITY AND COMMODITY BROKERS	1,044,650

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
900		Lafarge North America, Inc	49,518
4,289	*	Owens-Illinois, Inc	90,241
1,067	b,*	USG Corp	69,355

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	209,114

TOBACCO PRODUCTS - 0.76%
1,903		Loews Corp (Carolina Group)	83,713
2,433		Reynolds American, Inc	231,938

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

2,178		UST, Inc	$88,928

		TOTAL TOBACCO PRODUCTS	404,579

TRANSPORTATION BY AIR - 0.34%
10,983		Southwest Airlines Co	180,451

		TOTAL TRANSPORTATION BY AIR	180,451

TRANSPORTATION EQUIPMENT - 1.44%
1,950		Autoliv, Inc	88,569
721		Brunswick Corp	29,316
4,200		Dana Corp	30,156
4,814		Genuine Parts Co	211,431
133		Harsco Corp	8,979
205		ITT Industries, Inc	21,078
211		Martin Marietta Materials, Inc	16,188
645		Paccar, Inc	44,653
3,734	*	Pactiv Corp	82,148
2,553		Textron, Inc	196,530
1,213	*	TRW Automotive Holdings Corp	31,962

		TOTAL TRANSPORTATION EQUIPMENT	761,010

TRANSPORTATION SERVICES - 0.26%
1,817		Lear Corp	51,712
3,561		Sabre Holdings Corp	85,855

		TOTAL TRANSPORTATION SERVICES	137,567

TRUCKING AND WAREHOUSING - 0.16%
750	*	Swift Transportation Co, Inc	15,225
1,564	*	Yellow Roadway Corp	69,770

		TOTAL TRUCKING AND WAREHOUSING	84,995

WATER TRANSPORTATION - 0.20%
1,236		Alexander & Baldwin, Inc	67,041
799		Overseas Shipholding Group, Inc	40,262

		TOTAL WATER TRANSPORTATION	107,303

WHOLESALE TRADE-DURABLE GOODS - 1.20%
2,415		Adesa, Inc	58,974
3,275	*	Arrow Electronics, Inc	104,898
2,800	*	Avnet, Inc	67,032

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,082		BorgWarner, Inc	$65,602
1,786	*	Ingram Micro, Inc (Class A)	35,595
2,300		Omnicare, Inc	131,606
1,188	*	Tech Data Corp	47,140
1,765		W.W. Grainger, Inc	125,492

		TOTAL WHOLESALE TRADE-DURABLE GOODS	636,339

WHOLESALE TRADE-NONDURABLE GOODS - 1.80%
1,592		Airgas, Inc	52,377
136		Brown-Forman Corp (Class B)	9,427
3,848	*	Dean Foods Co	144,916
5,080		McKesson Corp	262,077
1,000		Reebok International, Ltd	58,230
12,469		Safeway, Inc	295,017
3,809		Supervalu, Inc	123,716
400		Valhi, Inc	7,400

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	953,160

		TOTAL COMMON STOCKS	52,917,070
		(Cost $41,970,884)

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.09%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.09%
$ 580,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	579,784

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	579,784

		TOTAL SHORT-TERM INVESTMENTS	579,784
		(Cost $579,891)

		TOTAL PORTFOLIO- 100.96%	53,496,854
		(Cost $42,550,775)

		OTHER ASSETS & LIABILITIES, NET - (0.96)%	(507,806)

		NET ASSETS - 100.00%	$52,989,048

	*	Non-income producing
	b	In bankrupcty.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES			VALUE

COMMON STOCKS - 99.84%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
352		Pilgrim's Pride Corp	$11,672

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	11,672

AMUSEMENT AND RECREATION SERVICES - 0.54%
3,815		Harrah's Entertainment, Inc	271,971
700		International Speedway Corp (Class A)	33,530
1,381	*	Marvel Entertainment, Inc	22,621
1,404	*	Penn National Gaming, Inc	46,262
581		Warner Music Group Corp	11,196
1,657		Westwood One, Inc	27,009

		TOTAL AMUSEMENT AND RECREATION SERVICES	412,589

APPAREL AND ACCESSORY STORES - 1.31%
1,869		Abercrombie & Fitch Co (Class A)	121,821
2,595		American Eagle Outfitters, Inc	59,633
1,533	*	AnnTaylor Stores Corp	52,919
536		Bebe Stores, Inc	7,520
3,701	*	Chico's FAS, Inc	162,585
1,800		Claire's Stores, Inc	52,596
3,300		Foot Locker, Inc	77,847
7,128		Limited Brands, Inc	159,311
4,554		Nordstrom, Inc	170,320
3,100		Ross Stores, Inc	89,590
2,196	*	Urban Outfitters, Inc	55,581

		TOTAL APPAREL AND ACCESSORY STORES	1,009,723

APPAREL AND OTHER TEXTILE PRODUCTS - 0.48%
301	*	Columbia Sportswear Co	14,367
2,500		Jones Apparel Group, Inc	76,800
2,300		Liz Claiborne, Inc	82,386
1,157		Polo Ralph Lauren Corp	64,954
2,396	*	Quiksilver, Inc	33,160
1,800		VF Corp	99,612

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	371,279

AUTO REPAIR, SERVICES AND PARKING - 0.07%
1,287		Ryder System, Inc	52,792

		TOTAL AUTO REPAIR, SERVICES AND PARKING	52,792

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.57%
2,246	*	Advance Auto Parts	$97,611
3,660	*	Autonation, Inc	79,532
1,074	*	Autozone, Inc	98,539
2,200	*	Carmax, Inc	60,896
1,397	*	Copart, Inc	32,215
2,100	*	O'Reilly Automotive, Inc	67,221

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	436,014

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.27%
2,600		Fastenal Co	101,894
2,400		Sherwin-Williams Co	109,008

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	210,902

BUSINESS SERVICES - 6.85%
5,050	*	Activision, Inc	69,387
2,541	*	Affiliated Computer Services, Inc (Class A)	150,376
2,972	*	Akamai Technologies, Inc	59,232
1,682	*	Alliance Data Systems Corp	59,879
4,700		Autodesk, Inc	201,865
8,138	*	BEA Systems, Inc	76,497
2,546	*	BISYS Group, Inc	35,669
4,698	*	BMC Software, Inc	96,262
1,142		Brink's Co	54,713
632	*	CACI International, Inc (Class A)	36,264
5,700	*	Cadence Design Systems, Inc	96,444
3,067	*	Ceridian Corp	76,215
632	*	Cerner Corp	57,455
1,157		Certegy, Inc	46,928
1,700	*	Checkfree Corp	78,030
1,905	*	ChoicePoint, Inc	84,792
3,500	*	Citrix Systems, Inc	100,730
700	*	Clear Channel Outdoor Holdings, Inc	14,035
2,807	*	Cognizant Technology Solutions Corp	141,332
3,998	*	Computer Sciences Corp	202,459
8,209	*	Compuware Corp	73,635
2,900	*	Convergys Corp	45,965
1,051		Deluxe Corp	31,677
1,300	*	DST Systems, Inc	77,883
10,725		Electronic Data Systems Corp	257,829
7,095	*	Emdeon Corp	60,024
2,699		Equifax, Inc	102,616
869	*	F5 Networks, Inc	49,698
1,371		Fair Isaac Corp	60,557
3,937	*	Fiserv, Inc	170,354
1,065	*	Getty Images, Inc	95,072
2,600		GTECH Holdings Corp	82,524
1,227	*	Hyperion Solutions Corp	43,951

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

4,704		IMS Health, Inc	$117,224
654		Interactive Data Corp	14,852
8,717	*	Interpublic Group of Cos, Inc	84,119
3,230	*	Intuit, Inc	172,159
2,300	*	Iron Mountain, Inc	97,106
1,055	*	Kinetic Concepts, Inc	41,947
1,779	*	Lamar Advertising Co	82,083
1,900		Manpower, Inc	88,350
3,394	*	McAfee, Inc	92,079
1,839	*	Mercury Interactive Corp	51,106
2,200	*	Monster Worldwide, Inc	89,804
1,894	*	NAVTEQ Corp	83,090
3,900	*	NCR Corp	132,366
7,700	*	Novell, Inc	67,991
3,688	*	Red Hat, Inc	100,461
1,483	*	Rent-A-Center, Inc	27,969
1,300		Reynolds & Reynolds Co (Class A)	36,491
3,548		Robert Half International, Inc	134,434
1,416	*	Salesforce.com, Inc	45,383
6,200		ServiceMaster Co	74,090
10,888		Siebel Systems, Inc	115,195
619	*	SRA International, Inc (Class A)	18,904
70,116	*	Sun Microsystems, Inc	293,786
1,809	*	Sybase, Inc	39,545
3,171	*	Synopsys, Inc	63,610
1,448	*	Take-Two Interactive Software, Inc	25,630
900		Total System Services, Inc	17,811
7,034	*	Unisys Corp	41,008
5,519	*	VeriSign, Inc	120,976

		TOTAL BUSINESS SERVICES	5,259,918

CHEMICALS AND ALLIED PRODUCTS - 5.61%
750		Albemarle Corp	28,763
1,484		Alberto-Culver Co	67,893
447	*	American Pharmaceutical Partners, Inc	17,339
2,300		Avery Dennison Corp	127,121
2,136	*	Barr Pharmaceuticals, Inc	133,051
7,127	*	Biogen Idec, Inc	323,067
1,300		Cabot Corp	46,540
1,100		Celanese Corp (Series A)	21,032
1,131	*	Cephalon, Inc	73,221
1,485	*	Charles River Laboratories International, Inc	62,919
4,888		Chemtura Corp	62,078
2,320	*	Chiron Corp	103,147
1,351		Church & Dwight Co, Inc	44,624
3,228		Clorox Co	183,641
814		Cytec Industries, Inc	38,771
1,874		Dade Behring Holdings, Inc	76,628
1,700		Eastman Chemical Co	87,703
3,800		Ecolab, Inc	137,826

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,500		Engelhard Corp	$75,375
2,816		Estee Lauder Cos (Class A)	94,280
766	*	FMC Corp	40,728
7,247	*	Forest Laboratories, Inc	294,808
3,310	*	Hospira, Inc	141,602
1,300	*	Huntsman Corp	22,386
700	*	Idexx Laboratories, Inc	50,386
1,426	*	ImClone Systems, Inc	48,826
1,974		International Flavors & Fragrances, Inc	66,129
1,100	*	Invitrogen Corp	73,304
4,206	*	IVAX Corp	131,774
5,000	*	King Pharmaceuticals, Inc	84,600
338	*	Kos Pharmaceuticals, Inc	17,485
1,460		Lubrizol Corp	63,408
4,144		Lyondell Chemical Co	98,710
5,132	*	Medimmune, Inc	179,722
6,300	*	Millennium Pharmaceuticals, Inc	61,110
2,690	*	Mosaic Co	39,355
4,655		Mylan Laboratories, Inc	92,914
1,877	*	Nalco Holding Co	33,242
1,176	*	OSI Pharmaceuticals, Inc	32,975
3,551		PPG Industries, Inc	205,603
2,384	*	Protein Design Labs, Inc	67,753
3,358		Rohm & Haas Co	162,594
2,400		RPM International, Inc	41,688
900		Scotts Miracle-Gro Co (Class A)	40,716
2,121	*	Sepracor, Inc	109,444
1,500		Sigma-Aldrich Corp	94,935
2,046		Valeant Pharmaceuticals International	36,991
2,104		Valspar Corp	51,905
1,654	*	VCA Antech, Inc	46,643
2,200	*	Watson Pharmaceuticals, Inc	71,522

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,308,277

COAL MINING - 0.67%
1,307		Arch Coal, Inc	103,907
1,895		Consol Energy, Inc	123,516
1,659		Massey Energy Co	62,826
2,724		Peabody Energy Corp	224,512

		TOTAL COAL MINING	514,761

COMMUNICATIONS - 2.88%
2,766	*	Alamosa Holdings, Inc	51,475
8,241	*	American Tower Corp (Class A)	223,331
10,079	*	Avaya, Inc	107,543
4,253	*	Cablevision Systems Corp (Class A)	99,818
2,707		CenturyTel, Inc	89,764
7,254		Citizens Communications Co	88,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

4,594	*	Crown Castle International Corp	$123,625
4,790	*	EchoStar Communications Corp (Class A)	130,144
1,366		Global Payments, Inc	63,669
661		Hearst-Argyle Television, Inc	15,765
9,764	*	Liberty Global, Inc	219,690
5,802		MCI, Inc	114,473
3,112	*	Nextel Partners, Inc (Class A)	86,949
2,560	*	NII Holdings, Inc (Class B)	111,821
1,625	*	NTL, Inc	110,630
1,088		PanAmSat Holding Corp	26,656
31,100	*	Qwest Communications International, Inc	175,715
2,331		Telephone and Data Systems, Inc (Non-Vote)	83,986
4,633	*	Univision Communications, Inc (Class A)	136,164
401	*	US Cellular Corp	19,809
400	*	West Corp	16,860
4,364	*	XM Satellite Radio Holdings, Inc	119,050

		TOTAL COMMUNICATIONS	2,215,653

DEPOSITORY INSTITUTIONS - 6.16%
7,300		AmSouth Bancorp	191,333
2,807		Associated Banc-Corp	91,368
2,050		Astoria Financial Corp	60,270
1,087		Bank of Hawaii Corp	56,024
514		BOK Financial Corp	23,351
500		Capitol Federal Financial	16,470
900		City National Corp	65,196
3,200		Colonial Bancgroup, Inc	76,224
3,478		Comerica, Inc	197,411
3,582		Commerce Bancorp, Inc	123,256
1,262		Commerce Bancshares, Inc	65,775
2,636		Compass Bancshares, Inc	127,292
1,100		Cullen/Frost Bankers, Inc	59,048
447		Downey Financial Corp	30,570
1,127		East West Bancorp, Inc	41,124
2,600		First Horizon National Corp	99,944
1,700		FirstMerit Corp	44,047
3,193		Fulton Financial Corp	56,197
12,447		Hudson City Bancorp, Inc	150,857
4,900		Huntington Bancshares, Inc	116,375
1,777		Independence Community Bank Corp	70,600
1,301		IndyMac Bancorp, Inc	50,765
998		International Bancshares Corp	29,301
1,400		Investors Financial Services Corp	51,562
8,396		Keycorp	276,480
1,552		M&T Bank Corp	169,246
4,763		Marshall & Ilsley Corp	205,000
8,791		Mellon Financial Corp	301,092
1,700		Mercantile Bankshares Corp	95,948
5,433		New York Community Bancorp, Inc	89,753
9,890		North Fork Bancorporation, Inc	270,590

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

4,071		Northern Trust Corp	$210,959
1,250		People's Bank	38,825
5,892		Popular, Inc	124,616
204	v*	Popular, Inc	31
2,000		Sky Financial Group, Inc	55,640
1,501		South Financial Group, Inc	41,338
7,700		Sovereign Bancorp, Inc	166,474
6,431		Synovus Financial Corp	173,701
2,800		TCF Financial Corp	75,992
1,621		TD Banknorth, Inc	47,090
1,225		UnionBanCal Corp	84,182
2,374		Valley National Bancorp	57,213
1,751		Washington Federal, Inc	40,255
1,101		Webster Financial Corp	51,637
1,351		Whitney Holding Corp	37,234
1,400		Wilmington Trust Corp	54,474
2,200		Zions Bancorporation	166,232

		TOTAL DEPOSITORY INSTITUTIONS	4,728,362

EATING AND DRINKING PLACES - 0.78%
1,550		Applebees International, Inc	35,015
1,418		Aramark Corp (Class B)	39,392
1,900		Brinker International, Inc	73,454
1,004		CBRL Group, Inc	35,291
3,299		Darden Restaurants, Inc	128,265
1,300		Outback Steakhouse, Inc	54,093
1,258	*	Sonic Corp	37,111
1,651	*	The Cheesecake Factory, Inc	61,731
2,400		Wendy's International, Inc	132,624

		TOTAL EATING AND DRINKING PLACES	596,976

EDUCATIONAL SERVICES - 0.31%
2,100	*	Career Education Corp	70,812
1,522	*	Education Management Corp	51,002
975	*	ITT Educational Services, Inc	57,632
1,064	*	Laureate Education, Inc	55,871

		TOTAL EDUCATIONAL SERVICES	235,317

ELECTRIC, GAS, AND SANITARY SERVICES - 8.61%
13,511	*	AES Corp	213,879
1,630		AGL Resources, Inc	56,740
3,408	*	Allegheny Energy, Inc	107,863
2,400		Alliant Energy Corp	67,296
4,502	*	Allied Waste Industries, Inc	39,347
4,083		Ameren Corp	209,213
7,927		American Electric Power Co, Inc	294,012

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,700		Aqua America, Inc	$73,710
1,622		Atmos Energy Corp	42,432
6,295		Centerpoint Energy, Inc	80,891
4,125		Cinergy Corp	175,148
4,487	*	CMS Energy Corp	65,106
5,099		Consolidated Edison, Inc	236,237
3,699		Constellation Energy Group, Inc	213,062
2,600		DPL, Inc	67,626
3,600		DTE Energy Co	155,484
6,600	*	Dynegy, Inc (Class A)	31,944
6,793		Edison International	296,243
13,357		El Paso Corp	162,421
1,502		Energen Corp	54,553
3,200		Energy East Corp	72,960
1,500		Great Plains Energy, Inc	41,940
1,600		Hawaiian Electric Industries, Inc	41,440
3,599		KeySpan Corp	128,448
2,000		Kinder Morgan, Inc	183,900
2,500		MDU Resources Group, Inc	81,850
1,686		National Fuel Gas Co	52,586
5,632		NiSource, Inc	117,484
3,300		Northeast Utilities	64,977
1,601	*	NRG Energy, Inc	75,439
2,200		NSTAR	63,140
1,900		OGE Energy Corp	50,901
2,101		Oneok, Inc	55,950
3,900		Pepco Holdings, Inc	87,243
7,624		PG&E Corp	283,003
1,763		Piedmont Natural Gas Co, Inc	42,594
2,100		Pinnacle West Capital Corp	86,835
1,444		PNM Resources, Inc	35,364
7,848		PPL Corp	230,731
5,192		Progress Energy, Inc	228,033
5,000		Public Service Enterprise Group, Inc	324,850
2,500		Puget Energy, Inc	51,050
1,800		Questar Corp	136,260
6,448	*	Reliant Energy, Inc	66,543
2,863		Republic Services, Inc	107,506
2,418		SCANA Corp	95,221
5,354		Sempra Energy	240,073
1,902	*	Southern Union Co	44,944
921	*	Stericycle, Inc	54,228
4,281		TECO Energy, Inc	73,548
2,196		UGI Corp	45,238
1,500		Vectren Corp	40,740
1,619		Westar Energy, Inc	34,809
1,210		Western Gas Resources, Inc	56,979
11,849		Williams Cos, Inc	274,541
2,500		Wisconsin Energy Corp	97,650
900		WPS Resources Corp	49,779
8,350		Xcel Energy, Inc	154,141

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,616,125

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.99%
2,529	*	ADC Telecommunications, Inc	$56,498
8,200	*	Advanced Micro Devices, Inc	250,920
3,867	*	Agere Systems, Inc	49,884
7,818	*	Altera Corp	144,868
3,500		American Power Conversion Corp	77,000
1,438		Ametek, Inc	61,173
1,868		Amphenol Corp (Class A)	82,678
7,677		Analog Devices, Inc	275,374
3,268	*	Andrew Corp	35,066
1,000		AVX Corp	14,480
5,719	*	Broadcom Corp (Class A)	269,651
4,147	*	Comverse Technology, Inc	110,269
1,600	*	Cree, Inc	40,384
500	*	Dolby Laboratories, Inc (Class A)	8,525
1,300	*	Energizer Holdings, Inc	64,727
8,344	*	Freescale Semiconductor, Inc (Class B)	210,018
1,397		Harman International Industries, Inc	136,696
2,799		Harris Corp	120,385
1,500	*	International Rectifier Corp	47,850
3,200		Intersil Corp (Class A)	79,616
33,700	*	JDS Uniphase Corp	79,532
2,509		L-3 Communications Holdings, Inc	186,544
6,338		Linear Technology Corp	228,612
8,200	*	LSI Logic Corp	65,600
91,453	*	Lucent Technologies, Inc	243,265
6,831		Maxim Integrated Products, Inc	247,555
2,856	*	MEMC Electronic Materials, Inc	63,318
4,307		Microchip Technology, Inc	138,470
12,153	*	Micron Technology, Inc	161,756
2,900		Molex, Inc	75,255
7,259		National Semiconductor Corp	188,589
7,610	*	Network Appliance, Inc	205,470
2,656	*	Novellus Systems, Inc	64,063
3,556	*	Nvidia Corp	130,007
1,740	*	QLogic Corp	56,567
3,667		Rockwell Collins, Inc	170,405
11,100	*	Sanmina-SCI Corp	47,286
3,199		Scientific-Atlanta, Inc	137,781
27,324	*	Sirius Satellite Radio, Inc	183,071
656	*	Spectrum Brands, Inc	13,323
800		Teleflex, Inc	51,984
9,505	*	Tellabs, Inc	103,605
1,266	*	Thomas & Betts Corp	53,121
3,483	*	Vishay Intertechnology, Inc	47,926
1,300		Whirlpool Corp	108,888
7,195		Xilinx, Inc	181,386

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,369,441

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 1.84%
3,500	*	Celgene Corp	$226,800
813		Corporate Executive Board Co	72,926
1,800		Fluor Corp	139,068
1,017	*	Gen-Probe, Inc	49,619
803	*	Hewitt Associates, Inc	22,492
1,197	*	Jacobs Engineering Group, Inc	81,240
5,277		Moody's Corp	324,113
6,901		Paychex, Inc	263,066
999		Pharmaceutical Product Development, Inc	61,888
3,400		Quest Diagnostics, Inc	175,032

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,416,244

FABRICATED METAL PRODUCTS - 0.39%
819	*	Alliant Techsystems, Inc	62,383
730		Aptargroup, Inc	38,106
2,199		Ball Corp	87,344
3,554	*	Crown Holdings, Inc	69,410
1,200		Snap-On, Inc	45,072

		TOTAL FABRICATED METAL PRODUCTS	302,315

FOOD AND KINDRED PRODUCTS - 2.26%
13,572		Archer Daniels Midland Co	334,686
4,819		Campbell Soup Co	143,462
6,361		Coca-Cola Enterprises, Inc	121,940
10,676		ConAgra Foods, Inc	216,509
3,997	*	Constellation Brands, Inc (Class A)	104,841
4,053		Del Monte Foods Co	42,273
7,251		H.J. Heinz Co	244,504
1,600		Hormel Foods Corp	52,288
1,152		J.M. Smucker Co	50,688
2,800		McCormick & Co, Inc (Non-Vote)	86,576
1,048		Molson Coors Brewing Co (Class B)	70,206
2,933		Pepsi Bottling Group, Inc	83,913
1,380		PepsiAmericas, Inc	32,099
1,811	*	Smithfield Foods, Inc	55,417
620	*	TreeHouse Foods, Inc	11,606
4,900		Tyson Foods, Inc (Class A)	83,790

		TOTAL FOOD AND KINDRED PRODUCTS	1,734,798

FOOD STORES - 0.92%
7,607		Albertson's, Inc	162,409
15,044	*	Kroger Co	284,031
580	*	Panera Bread Co (Class A)	38,094
2,824		Whole Foods Market, Inc	218,549

		TOTAL FOOD STORES	703,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

FORESTRY - 0.08%
1,589		Rayonier, Inc	$63,322

		TOTAL FORESTRY	63,322

FURNITURE AND FIXTURES - 0.90%
1,400		Herman Miller, Inc	39,466
1,200		Hillenbrand Industries, Inc	59,292
1,100		HNI Corp	60,423
4,014		Johnson Controls, Inc	292,661
3,800		Leggett & Platt, Inc	87,248
5,765		Newell Rubbermaid, Inc	137,092
1,065	*	Tempur-Pedic International, Inc	12,248

		TOTAL FURNITURE AND FIXTURES	688,430

FURNITURE AND HOMEFURNISHINGS STORES - 0.77%
6,089	*	Bed Bath & Beyond, Inc	220,117
3,900		Circuit City Stores, Inc	88,101
1,100	*	Mohawk Industries, Inc	95,678
2,800		RadioShack Corp	58,884
1,300		Steelcase, Inc (Class A)	20,579
2,435	*	Williams-Sonoma, Inc	105,070

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	588,429

GENERAL BUILDING CONTRACTORS - 1.70%
926		Beazer Homes USA, Inc	67,450
2,627		Centex Corp	187,804
5,597		DR Horton, Inc	199,981
704	*	Hovnanian Enterprises, Inc (Class A)	34,947
1,720		KB Home	124,975
2,852		Lennar Corp (Class A)	174,029
643		MDC Holdings, Inc	39,853
495	*	Meritage Homes Corp	31,145
100	*	NVR, Inc	70,200
4,460		Pulte Homes, Inc	175,546
1,000		Ryland Group, Inc	72,130
1,420		Standard-Pacific Corp	52,256
2,272	*	Toll Brothers, Inc	78,702

		TOTAL GENERAL BUILDING CONTRACTORS	1,309,018

GENERAL MERCHANDISE STORES - 1.52%
1,460	*	BJ's Wholesale Club, Inc	43,158
1,359		Dillard's, Inc (Class A)	33,730
6,815		Dollar General Corp	129,962
3,218		Family Dollar Stores, Inc	79,774

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

5,507		Federated Department Stores, Inc	$365,279
4,347		JC Penney Co, Inc	241,693
2,500	*	Saks, Inc	42,150
9,925		TJX Cos, Inc	230,558

		TOTAL GENERAL MERCHANDISE STORES	1,166,304

HEALTH SERVICES - 2.13%
4,306		AmerisourceBergen Corp	178,268
1,834	*	Community Health Systems, Inc	70,316
1,342	*	Covance, Inc	65,154
3,308	*	Coventry Health Care, Inc	188,424
2,062	*	DaVita, Inc	104,420
1,301	*	Edwards Lifesciences Corp	54,135
2,600	*	Express Scripts, Inc	217,880
5,088		Health Management Associates, Inc (Class A)	111,732
2,849	*	Laboratory Corp of America Holdings	153,419
1,148	*	LifePoint Hospitals, Inc	43,050
1,933	*	Lincare Holdings, Inc	81,012
1,599		Manor Care, Inc	63,592
1,400	*	Renal Care Group, Inc	66,234
605	*	Sierra Health Services, Inc	48,376
9,631	*	Tenet Healthcare Corp	73,773
1,839	*	Triad Hospitals, Inc	72,144
1,000		Universal Health Services, Inc (Class B)	46,740

		TOTAL HEALTH SERVICES	1,638,669

HOLDING AND OTHER INVESTMENT OFFICES - 6.18%
693	*	Affiliated Managers Group, Inc	55,613
2,800		Allied Capital Corp	82,236
1,794		AMB Property Corp	88,211
2,554		American Financial Realty Trust	30,648
2,400		Annaly Mortgage Management, Inc	26,256
1,964		Apartment Investment & Management Co (Class A)	74,377
4,456		Archstone-Smith Trust	186,662
1,388		Arden Realty, Inc	62,224
1,500		AvalonBay Communities, Inc	133,875
2,369		Boston Properties, Inc	175,614
1,135		BRE Properties, Inc (Class A)	51,620
960		Camden Property Trust	55,603
1,181		CarrAmerica Realty Corp	40,898
901		CBL & Associates Properties, Inc	35,599
976		Centerpoint Properties Trust	48,292
1,600		Crescent Real Estate Equities Co	31,712
2,239		Developers Diversified Realty Corp	105,278
3,032		Duke Realty Corp	101,269
8,444		Equity Office Properties Trust	256,107
5,995		Equity Residential	234,524
510		Essex Property Trust, Inc	47,022

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,100		Federal Realty Investment Trust	$66,715
2,791		Friedman Billings Ramsey Group, Inc	27,631
3,650		General Growth Properties, Inc	171,514
367		Global Signal, Inc	15,840
2,800		Health Care Property Investors, Inc	71,568
1,250		Health Care REIT, Inc	42,375
1,047		Healthcare Realty Trust, Inc	34,834
1,501		Hospitality Properties Trust	60,190
7,267		Host Marriott Corp	137,710
4,400		HRPT Properties Trust	45,540
1,050		iShares Russell Midcap Index Fund	92,327
2,400		iStar Financial, Inc	85,560
4,132		Kimco Realty Corp	132,555
800		KKR Financial Corp	19,192
1,809		Liberty Property Trust	77,516
1,260		Macerich Co	84,596
1,349		Mack-Cali Realty Corp	58,277
1,198		Mills Corp	50,244
968		New Century Financial Corp	34,916
2,035		New Plan Excel Realty Trust	47,171
846		Pan Pacific Retail Properties, Inc	56,589
3,800		Plum Creek Timber Co, Inc	136,990
5,027		Prologis	234,861
1,762		Public Storage, Inc	119,323
1,814		Realty Income Corp	39,219
1,706		Reckson Associates Realty Corp	61,382
1,408		Regency Centers Corp	83,002
943		Shurgard Storage Centers, Inc (Class A)	53,478
840		SL Green Realty Corp	64,168
5,156	*	Telewest Global, Inc	122,816
2,000		Thornburg Mortgage, Inc	52,400
1,900		Trizec Properties, Inc	43,548
2,836		United Dominion Realty Trust, Inc	66,476
2,109		Ventas, Inc	67,530
2,471		Vornado Realty Trust	206,254
1,617		Weingarten Realty Investors	61,139

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,749,086

HOTELS AND OTHER LODGING PLACES - 1.03%
851		Boyd Gaming Corp	40,559
614		Choice Hotels International, Inc	25,641
7,966		Hilton Hotels Corp	192,060
522	*	Las Vegas Sands Corp	20,603
2,474	*	MGM Mirage	90,722
4,524		Starwood Hotels & Resorts Worldwide, Inc	288,903
1,188		Station Casinos, Inc	80,546
949	*	Wynn Resorts Ltd	52,053

		TOTAL HOTELS AND OTHER LODGING PLACES	791,087

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.85%
3,890		American Standard Cos, Inc	$155,406
1,700		Black & Decker Corp	147,832
593		Carlisle Cos, Inc	41,006
1,300		CDW Corp	74,841
2,276	*	Cooper Cameron Corp	94,226
1,017		Cummins, Inc	91,255
1,500		Diebold, Inc	57,000
1,500		Donaldson Co, Inc	47,700
4,277		Dover Corp	173,176
600	*	Dresser-Rand Group, Inc	14,508
3,179		Eaton Corp	213,279
1,501	*	FMC Technologies, Inc	64,423
1,401		Graco, Inc	51,108
2,529	*	Grant Prideco, Inc	111,579
1,108		IDEX Corp	45,550
7,111		International Game Technology	218,877
3,400	*	Jabil Circuit, Inc	126,106
2,490		Joy Global, Inc	99,600
2,864	*	Lam Research Corp	102,188
2,405	*	Lexmark International, Inc	107,816
2,588		Pall Corp	69,514
2,500		Parker Hannifin Corp	164,900
2,100		Pentair, Inc	72,492
3,800		Rockwell Automation, Inc	224,808
3,782	*	SanDisk Corp	237,585
1,269	*	Scientific Games Corp (Class A)	34,618
4,398		Smith International, Inc	163,210
18,385	*	Solectron Corp	67,289
1,400		SPX Corp	64,078
1,771		Stanley Works	85,079
5,100		Symbol Technologies, Inc	65,382
1,079	*	Terex Corp	64,093
1,611		Timken Co	51,584
862		Toro Co	37,730
2,773	*	Varian Medical Systems, Inc	139,593
4,500	*	Western Digital Corp	83,745
1,483	*	Zebra Technologies Corp (Class A)	63,547

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,726,723

INSTRUMENTS AND RELATED PRODUCTS - 4.36%
1,356	*	Advanced Medical Optics, Inc	56,681
1,403	*	Affymetrix, Inc	66,993
10,132	*	Agilent Technologies, Inc	337,294
2,718		Allergan, Inc	293,435
4,100		Applera Corp (Applied Biosystems Group)	108,896
2,169		Bard (C.R.), Inc	142,980
1,080		Bausch & Lomb, Inc	73,332
1,300		Beckman Coulter, Inc	73,970
5,226		Biomet, Inc	191,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

838		Cooper Cos, Inc	$42,989
1,700		Dentsply International, Inc	91,273
5,961		Eastman Kodak Co	139,487
2,536	*	Fisher Scientific International, Inc	156,877
1,316	*	Flir Systems, Inc	29,386
689	*	Inamed Corp	60,412
4,100		Kla-Tencor Corp	202,253
836	*	Mettler-Toledo International, Inc	46,147
1,119	*	Millipore Corp	73,899
1,200		National Instruments Corp	38,460
2,720		PerkinElmer, Inc	64,083
4,740		Pitney Bowes, Inc	200,265
1,500	*	Resmed, Inc	57,465
1,500	*	Respironics, Inc	55,605
1,714		Roper Industries, Inc	67,720
784	*	Techne Corp	44,022
1,800		Tektronix, Inc	50,778
4,100	*	Teradyne, Inc	59,737
3,400	*	Thermo Electron Corp	102,442
1,038	*	Trimble Navigation Ltd	36,839
2,386	*	Waters Corp	90,191
19,790	*	Xerox Corp	289,924

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,344,950

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
6,632		AON Corp	238,420
2,244		Brown & Brown, Inc	68,532
1,900		Gallagher (Arthur J.) & Co	58,672

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	365,624

INSURANCE CARRIERS - 5.37%
87	*	Alleghany Corp	24,708
2,300		Ambac Financial Group, Inc	177,238
1,002		American Financial Group, Inc	38,386
134		American National Insurance Co	15,676
1,197	*	AMERIGROUP Corp	23,293
758		AmerUs Group Co	42,956
2,272		Assurant, Inc	98,809
2,750		Cigna Corp	307,175
3,658		Cincinnati Financial Corp	163,439
500	*	CNA Financial Corp	16,365
567		Commerce Group, Inc	32,478
3,193	*	Conseco, Inc	73,982
897		Erie Indemnity Co (Class A)	47,720
3,374		Fidelity National Financial, Inc	124,129
555		Fidelity National Title Group, Inc	13,514
1,700		First American Corp	77,010
4,686		Genworth Financial, Inc	162,042

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,084		Hanover Insurance Group, Inc	$45,278
2,354		HCC Insurance Holdings, Inc	69,867
2,300	*	Health Net, Inc	118,565
3,299	*	Humana, Inc	179,235
2,824		Jefferson-Pilot Corp	160,770
1,699		Leucadia National Corp	80,635
3,661		Lincoln National Corp	194,143
174	*	Markel Corp	55,167
2,799		MBIA, Inc	168,388
600		Mercury General Corp	34,932
2,040		MGIC Investment Corp	134,273
1,231		Nationwide Financial Services, Inc (Class A)	54,164
3,800		Old Republic International Corp	99,788
406	*	Philadelphia Consolidated Holding Co	39,256
2,000		PMI Group, Inc	82,140
6,099		Principal Financial Group	289,276
1,500		Protective Life Corp	65,655
1,862		Radian Group, Inc	109,095
700		Reinsurance Group Of America, Inc	33,432
2,657		Safeco Corp	150,121
1,200		Stancorp Financial Group, Inc	59,940
2,150		Torchmark Corp	119,540
600		Transatlantic Holdings, Inc	40,320
1,000		Unitrin, Inc	45,050
6,253		UnumProvident Corp	142,256
2,274		W.R. Berkley Corp	108,288
19		Wesco Financial Corp	7,315

		TOTAL INSURANCE CARRIERS	4,125,809

LEATHER AND LEATHER PRODUCTS - 0.39%
7,794	*	Coach, Inc	259,852
1,132	*	Timberland Co (Class A)	36,847

		TOTAL LEATHER AND LEATHER PRODUCTS	296,699

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
1,981		Laidlaw International, Inc	46,019

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	46,019

LUMBER AND WOOD PRODUCTS - 0.08%
2,307	v	Louisiana-Pacific Corp	63,373

		TOTAL LUMBER AND WOOD PRODUCTS	63,373

METAL MINING - 0.67%
3,794		Freeport-McMoRan Copper & Gold, Inc (Class A)	204,117

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,923		Phelps Dodge Corp	$276,662
560		Southern Copper Corp	37,509

		TOTAL METAL MINING	518,288

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.58%
3,084		Fortune Brands, Inc	240,614
3,300		Hasbro, Inc	66,594
8,517		Mattel, Inc	134,739

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	441,947

MISCELLANEOUS RETAIL - 1.02%
1,083		Barnes & Noble, Inc	46,212
1,500		Borders Group, Inc	32,505
400	*	CKX, Inc	5,200
813	*	Dick's Sporting Goods, Inc	27,024
2,300	*	Dollar Tree Stores, Inc	55,062
2,900		Michaels Stores, Inc	102,573
1,014		MSC Industrial Direct Co (Class A)	40,783
6,600	*	Office Depot, Inc	207,240
1,455		OfficeMax, Inc	36,899
3,035		Petsmart, Inc	77,878
10,759	*	Rite Aid Corp	37,441
3,041		Tiffany & Co	116,440

		TOTAL MISCELLANEOUS RETAIL	785,257

MOTION PICTURES - 0.19%
824	*	Avid Technology, Inc	45,122
819	*	DreamWorks Animation SKG, Inc (Class A)	20,115
1,154	*	Pixar	60,839
918		Regal Entertainment Group (Class A)	17,460

		TOTAL MOTION PICTURES	143,536

NONDEPOSITORY INSTITUTIONS - 0.65%
2,246		American Capital Strategies Ltd	81,328
2,900	*	AmeriCredit Corp	74,327
1,468		CapitalSource, Inc	32,883
4,100		CIT Group, Inc	212,298
592		First Marblehead Corp	19,453
308	*	Nelnet, Inc	12,529
81		Student Loan Corp	16,948
478		Westcorp	31,840
209	*	WFS Financial, Inc	15,915

		TOTAL NONDEPOSITORY INSTITUTIONS	497,521

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.26%
961		Florida Rock Industries, Inc	$47,147
2,200		Vulcan Materials Co	149,050

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	196,197

OIL AND GAS EXTRACTION - 3.92%
6,700		BJ Services Co	245,689
7,422		Chesapeake Energy Corp	235,500
2,420	*	Denbury Resources, Inc	55,128
1,300		Diamond Offshore Drilling, Inc	90,428
3,100		ENSCO International, Inc	137,485
2,600		Equitable Resources, Inc	95,394
1,136	*	Forest Oil Corp	51,768
999		Helmerich & Payne, Inc	61,848
2,371		Kerr-McGee Corp	215,429
3,635	*	National Oilwell Varco, Inc	227,915
2,672	*	Newfield Exploration Co	133,787
3,680		Noble Energy, Inc	148,304
3,514		Patterson-UTI Energy, Inc	115,786
2,716		Pioneer Natural Resources Co	139,249
1,576	*	Plains Exploration & Production Co	62,614
1,300		Pogo Producing Co	64,753
3,293	*	Pride International, Inc	101,260
1,100	*	Quicksilver Resources, Inc	46,211
2,726		Range Resources Corp	71,803
2,308		Rowan Cos, Inc	82,257
3,492	*	Southwestern Energy Co	125,502
1,299		Tidewater, Inc	57,754
914	*	Unit Corp	50,297
1,158		Vintage Petroleum, Inc	61,756
7,495		XTO Energy, Inc	329,330

		TOTAL OIL AND GAS EXTRACTION	3,007,247

PAPER AND ALLIED PRODUCTS - 0.58%
2,300		Bemis Co	64,101
3,847		MeadWestvaco Corp	107,831
1,300		Packaging Corp of America	29,835
5,400	*	Smurfit-Stone Container Corp	76,518
2,100		Sonoco Products Co	61,740
2,338		Temple-Inland, Inc	104,859

		TOTAL PAPER AND ALLIED PRODUCTS	444,884

PERSONAL SERVICES - 0.50%
2,896		Cintas Corp	119,257
6,900		H&R Block, Inc	169,395
6,400		Service Corp International	52,352

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

841	*	Weight Watchers International, Inc	$41,571

		TOTAL PERSONAL SERVICES	382,575

PETROLEUM AND COAL PRODUCTS - 1.48%
1,585		Amerada Hess Corp	201,010
1,300		Ashland, Inc	75,270
4,950		EOG Resources, Inc	363,182
3,430		Murphy Oil Corp	185,186
2,912		Sunoco, Inc	228,243
1,410		Tesoro Corp	86,786

		TOTAL PETROLEUM AND COAL PRODUCTS	1,139,677

PRIMARY METAL INDUSTRIES - 0.79%
2,016		Allegheny Technologies, Inc	72,737
1,300		Hubbell, Inc (Class B)	58,656
3,300		Nucor Corp	220,176
2,748		Precision Castparts Corp	142,374
2,382		United States Steel Corp	114,503

		TOTAL PRIMARY METAL INDUSTRIES	608,446

PRINTING AND PUBLISHING - 1.52%
854	*	ACCO Brands Corp	20,923
1,343		American Greetings Corp (Class A)	29,506
1,900		Belo (A.H.) Corp Series A	40,679
3,173		Dex Media, Inc	85,957
1,170		Dow Jones & Co, Inc	41,523
1,482	*	Dun & Bradstreet Corp	99,235
1,200		Harte-Hanks, Inc	31,668
1,608		Knight Ridder, Inc	101,786
899		Lee Enterprises, Inc	33,182
400		McClatchy Co (Class A)	23,640
857		Meredith Corp	44,855
3,000		New York Times Co (Class A)	79,350
570	*	R.H. Donnelley Corp	35,123
4,399		R.R. Donnelley & Sons Co	150,490
1,749		EW Scripps Co	83,987
4,933		Tribune Co	149,273
101		Washington Post Co (Class B)	77,265
1,000		John Wiley & Sons, Inc (Class A)	39,040

		TOTAL PRINTING AND PUBLISHING	1,167,482

RAILROAD TRANSPORTATION - 0.79%
4,500		CSX Corp	228,465
8,386		Norfolk Southern Corp	375,944

		TOTAL RAILROAD TRANSPORTATION	604,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

REAL ESTATE - 0.28%
990	*	CB Richard Ellis Group, Inc	$58,262
1,422		Forest City Enterprises, Inc (Class A)	53,936
1,548		St. Joe Co	104,057

		TOTAL REAL ESTATE	216,255

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.20%
3,148	*	Goodyear Tire & Rubber Co	54,712
1,800	*	Sealed Air Corp	101,106

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	155,818

SECURITY AND COMMODITY BROKERS - 2.40%
1,699		A.G. Edwards. Inc	79,615
5,100		Ameritrade Holding Corp	122,400
2,300		Bear Stearns Cos, Inc	265,719
451		BlackRock, Inc	48,924
100	*	Cbot Holdings, Inc	9,376
689		Chicago Mercantile Exchange Holdings, Inc	253,201
7,753	*	E*Trade Financial Corp	161,728
2,800		Eaton Vance Corp	76,608
1,800		Federated Investors, Inc (Class B)	66,672
4,700		Janus Capital Group, Inc	87,561
1,100		Jefferies Group, Inc	49,478
2,354		Legg Mason, Inc	281,750
1,100		Nuveen Investments, Inc	46,882
1,350		Raymond James Financial, Inc	50,855
1,363		SEI Investments Co	50,431
2,715		T Rowe Price Group, Inc	195,561

		TOTAL SECURITY AND COMMODITY BROKERS	1,846,761

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
3,172		Gentex Corp	61,854
700		Lafarge North America, Inc	38,514
3,306	*	Owens-Illinois, Inc	69,558
855	b,*	USG Corp	55,575

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	225,501

TOBACCO PRODUCTS - 0.49%
1,387		Loews Corp (Carolina Group)	61,014
1,839		Reynolds American, Inc	175,312
3,450		UST, Inc	140,864

		TOTAL TOBACCO PRODUCTS	377,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.51%
3,751	*	AMR Corp	$83,385
2,953	*	JetBlue Airways Corp	45,417
16,221		Southwest Airlines Co	266,511

		TOTAL TRANSPORTATION BY AIR	395,313

TRANSPORTATION EQUIPMENT - 1.89%
1,676		Autoliv, Inc	76,124
1,973		Brunswick Corp	80,222
3,200		Dana Corp	22,976
3,601		Genuine Parts Co	158,156
2,500		Goodrich Corp	102,750
939		Harsco Corp	63,392
1,839		ITT Industries, Inc	189,086
900		Martin Marietta Materials, Inc	69,048
1,300	*	Navistar International Corp	37,206
1,570		Oshkosh Truck Corp	70,006
3,650		Paccar, Inc	252,690
3,100	*	Pactiv Corp	68,200
900		Polaris Industries, Inc	45,180
2,500		Textron, Inc	192,450
864	*	TRW Automotive Holdings Corp	22,766

		TOTAL TRANSPORTATION EQUIPMENT	1,450,252

TRANSPORTATION SERVICES - 0.50%
3,536		CH Robinson Worldwide, Inc	130,938
2,199		Expeditors International Washington, Inc	148,454
1,400		Lear Corp	39,844
2,710		Sabre Holdings Corp	65,338

		TOTAL TRANSPORTATION SERVICES	384,574

TRUCKING AND WAREHOUSING - 0.32%
1,101		CNF, Inc	61,535
2,596		J.B. Hunt Transport Services, Inc	58,773
1,262		Landstar System, Inc	52,676
966	*	Swift Transportation Co, Inc	19,610
1,196	*	Yellow Roadway Corp	53,354

		TOTAL TRUCKING AND WAREHOUSING	245,948

WATER TRANSPORTATION - 0.10%
878		Alexander & Baldwin, Inc	47,623
628		Overseas Shipholding Group, Inc	31,645

		TOTAL WATER TRANSPORTATION	79,268

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.08%
1,900		Adesa, Inc	$46,398
2,500	*	Arrow Electronics, Inc	80,075
3,000	*	Avnet, Inc	71,820
1,200		BorgWarner, Inc	72,756
2,336	*	Cytyc Corp	65,945
2,600	*	Ingram Micro, Inc (Class A)	51,818
2,424		Omnicare, Inc	138,701
2,843	*	Patterson Cos, Inc	94,956
1,133		SCP Pool Corp	42,170
1,199	*	Tech Data Corp	47,576
1,600		W.W. Grainger, Inc	113,760

		TOTAL WHOLESALE TRADE-DURABLE GOODS	825,975

WHOLESALE TRADE-NONDURABLE GOODS - 1.40%
1,311		Airgas, Inc	43,132
1,235		Brown-Forman Corp (Class B)	85,610
2,900	*	Dean Foods Co	109,214
1,010	*	Endo Pharmaceuticals Holdings, Inc	30,563
1,801	*	Henry Schein, Inc	78,596
6,233		McKesson Corp	321,560
1,030	*	Men's Wearhouse, Inc	30,323
999		Reebok International, Ltd	58,172
9,300		Safeway, Inc	220,038
2,800		Supervalu, Inc	90,944
200		Valhi, Inc	3,700

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,071,852

		TOTAL COMMON STOCKS	76,681,956
		(Cost $56,549,705)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
$ 380,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	379,859

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	379,859

		TOTAL SHORT-TERM INVESTMENTS	379,859
		(Cost $379,929)

		TOTAL PORTFOLIO- 100.33%	77,061,815
		(Cost $56,929,634)

		OTHER ASSETS & LIABILITIES, NET - (0.33)%	(254,532)

		NET ASSETS - 100.00%	$76,807,283

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.91%

AGRICULTURAL PRODUCTION-CROPS - 0.11%
471		Alico, Inc	$21,284
3,102		Delta & Pine Land Co	71,377

		TOTAL AGRICULTURAL PRODUCTION-CROPS	92,661

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.03%
18		Seaboard Corp	27,198

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	27,198

AMUSEMENT AND RECREATION SERVICES - 0.47%
6,677	*	Alliance Gaming Corp	86,934
100		Churchill Downs, Inc	3,673
1,180		Dover Downs Gaming & Entertainment, Inc	16,697
252	*	Leapfrog Enterprises, Inc	2,936
3,194	*	Life Time Fitness, Inc	121,659
2,223	*	Multimedia Games, Inc	20,563
583	*	Pinnacle Entertainment, Inc	14,406
469		Speedway Motorsports, Inc	16,260
1,158	*	Sunterra Corp	16,467
2,817	*	WMS Industries, Inc	70,679
481		World Wrestling Entertainment, Inc	7,061

		TOTAL AMUSEMENT AND RECREATION SERVICES	377,335

APPAREL AND ACCESSORY STORES - 1.86%
7,327	*	Aeropostale, Inc	192,700
220		Buckle, Inc	7,093
1,692	*	Cache, Inc	29,305
2,399	*	Carter's, Inc	141,181
3,408	*	Casual Male Retail Group, Inc	20,891
1,532		Cato Corp (Class A)	32,861
1,266	*	Charlotte Russe Holding, Inc	26,371
2,745	*	Children's Place Retail Stores, Inc	135,658
4,781		Christopher & Banks Corp	89,787
589	*	Citi Trends, Inc	25,144
179		DEB Shops, Inc	5,322
2,076	*	Dress Barn, Inc	80,154
700	*	DSW, Inc	18,354
5,056		Finish Line, Inc (Class A)	88,076
1,100		Goody's Family Clothing, Inc	10,549
5,911	*	HOT Topic, Inc	84,232
1,789	*	JOS A Bank Clothiers, Inc	77,660
1,816	*	New York & Co, Inc	38,499
9,966	*	Pacific Sunwear Of California, Inc	248,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

181		Stage Stores, Inc	$5,390
2,411		Talbots, Inc	67,074
4,315	*	The Wet Seal, Inc	19,159
681	*	Too, Inc	19,211
900	*	Under Armour, Inc	34,479
2,015	*	Wilsons The Leather Experts, Inc	7,314

		TOTAL APPAREL AND ACCESSORY STORES	1,504,817

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
3,800	*	DHB Industries, Inc	16,986
2,117	*	Guess ?, Inc	75,365
1,571	*	Gymboree Corp	36,761
3,197	*	Innovo Group, Inc	3,293
1,000	*	Maidenform Brands, Inc	12,660
3,709		Phillips-Van Heusen Corp	120,172
300	*	Volcom, Inc	10,203
3,346	*	Warnaco Group, Inc	89,405

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	364,845

AUTO REPAIR, SERVICES AND PARKING - 0.23%
300	*	Amerco, Inc	21,615
2,176	*	Midas, Inc	39,951
873		Monro Muffler, Inc	26,469
300	*	Pacific Ethanol, Inc	3,246
4,300	*	Wright Express Corp	94,600

		TOTAL AUTO REPAIR, SERVICES AND PARKING	185,881

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
1,200	*	America's Car-Mart, Inc	19,824
5,261	*	CSK Auto Corp	79,336
695	*	MarineMax, Inc	21,941
2,767	*	Rush Enterprises, Inc (Class A)	41,173

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	162,274

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
500	*	Builders FirstSource, Inc	10,685

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,685

BUSINESS SERVICES - 15.04%
1,715	*	3D Systems Corp	30,870
5,084		Aaron Rents, Inc	107,171
11,590		Acxiom Corp	266,570

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,704		Administaff, Inc	$113,703
2,778	*	Advent Software, Inc	80,312
4,063		Advo, Inc	114,495
2,965	*	Agile Software Corp	17,731
2,813	*	Altiris, Inc	47,512
1,100	*	AMICAS, Inc	5,456
1,545	*	AMN Healthcare Services, Inc	30,560
900	*	Ansoft Corp	30,645
4,261	*	Ansys, Inc	181,902
3,637	*	Anteon International Corp	197,671
8,773	*	Applied Digital Solutions, Inc	25,179
7,366	*	aQuantive, Inc	185,918
700	*	Arbinet-thexchange, Inc	4,907
2,894		Arbitron, Inc	109,914
5,800	*	Aspen Technology, Inc	45,530
1,167	*	Asset Acceptance Capital Corp	26,211
3,207	*	Audible, Inc	41,178
3,015	*	Autobytel, Inc	14,894
5,643	*	Avocent Corp	153,433
1,276	*	Bankrate, Inc	37,668
1,233		Blackbaud, Inc	21,060
2,412	*	Blackboard, Inc	69,900
1,512	*	Blue Coat Systems, Inc	69,129
2,099	*	Bottomline Technologies, Inc	23,131
2,692		Brady Corp (Class A)	97,397
3,915		Catalina Marketing Corp	99,245
1,094	*	CCC Information Services Group, Inc	28,685
2,947	*	Ciber, Inc	19,450
1,140	*	Click Commerce, Inc	23,963
46,737	*	CMGI, Inc	71,040
17,114	*	CNET Networks, Inc	251,405
1,585	*	Cogent Communications Group, Inc	8,702
3,182	*	Cogent, Inc	72,168
5,442		Cognex Corp	163,750
1,048		Computer Programs & Systems, Inc	43,419
1,966	*	COMSYS IT Partners, Inc	21,724
3,800	*	Concur Technologies, Inc	48,982
2,184	*	CoStar Group, Inc	94,283
637	*	Covansys Corp	8,670
3,400	*	CSG Systems International, Inc	75,888
2,700	*	Cyberguard Corp	23,841
3,700	*	Cybersource Corp	24,420
5,502	*	Dendrite International, Inc	79,284
4,627	*	Digital Insight Corp	148,157
4,537	*	Digital River, Inc	134,930
15,593	*	Earthlink, Inc	173,238
5,000	*	Eclipsys Corp	94,650
2,200	*	eCollege.com, Inc	39,666
4,245	*	eFunds Corp	99,503
1,980	*	Emageon, Inc	31,482
7,941	*	Entrust, Inc	38,434
6,964	*	Epicor Software Corp	98,401

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

463	*	EPIQ Systems, Inc	$8,584
2,037	*	Equinix, Inc	83,028
684	*	Escala Group, Inc	13,872
4,580		Factset Research Systems, Inc	188,513
3,200	*	FalconStor Software, Inc	23,648
5,401	*	Filenet Corp	139,616
735	*	First Advantage Corp	19,632
406	*	Forrester Research, Inc	7,613
1,801	*	FTD Group, Inc	18,712
6,227	*	Gartner, Inc (Class A)	80,328
3,638		Gevity HR, Inc	93,569
800	*	Global Cash Access, Inc	11,672
3,333		Healthcare Services Group	69,026
300	*	Heartland Payment Systems, Inc	6,498
1,769	*	Heidrick & Struggles International, Inc	56,696
19,394	*	Homestore, Inc	98,909
2,632	*	Hudson Highland Group, Inc	45,692
5,460	*	Hypercom Corp	34,889
3,303	*	IDX Systems Corp	145,068
419	*	iGate Corp	2,036
1,400	*	IHS, Inc	28,728
2,726	*	Infocrossing, Inc	23,471
11,359	*	Informatica Corp	136,308
3,201	*	Infospace, Inc	82,650
4,400		infoUSA, Inc	48,092
1,656	*	Innovative Solutions & Support, Inc	21,164
1,133	*	Intergraph Corp	56,435
4,050	*	Internet Security Systems, Inc	84,848
1,086	*	Intervideo, Inc	11,457
400	*	Interwoven, Inc	3,388
1,724	*	Intrado, Inc	39,686
6,144	*	Ipass, Inc	40,305
1,624	*	iPayment, Inc	67,428
6,235	*	iVillage, Inc	50,005
9,637		Jack Henry & Associates, Inc	183,874
1,678	*	Jamdat Mobile, Inc	44,601
2,715	*	Jupitermedia Corp	40,128
3,266	*	Kanbay International, Inc	51,897
725	*	Keane, Inc	7,982
300	*	Kenexa Corp	6,330
1,200	*	Keynote Systems, Inc	15,420
3,000	*	Kforce, Inc	33,480
7,612	*	KFX, Inc	130,241
4,850	*	Korn/Ferry International	90,646
4,174	*	Kronos, Inc	174,724
7,055	*	Labor Ready, Inc	146,885
6,804	*	Lionbridge Technologies	47,764
2,292	*	LoJack Corp	55,306
1,963	*	Majesco Entertainment Co	2,297
3,405	*	Manhattan Associates, Inc	69,734
2,035	*	Mantech International Corp (Class A)	56,695
2,140	*	Mapinfo Corp	26,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,579	*	Marchex, Inc	$58,002
865	*	Marlin Business Services, Inc	20,665
479	*	Matrixone, Inc	2,390
3,760	*	Mentor Graphics Corp	38,878
10,862	*	Micromuse, Inc	107,425
1,851	*	MicroStrategy, Inc	153,152
2,322	*	Midway Games, Inc	44,048
9,540		MoneyGram International, Inc	248,803
1,838	*	Motive, Inc	5,679
5,160	*	MPS Group, Inc	70,537
249	*	MRO Software, Inc	3,496
854	*	Ness Technologies, Inc	9,198
4,854	*	NetFlix, Inc	131,349
1,910	*	Netscout Systems, Inc	10,409
4,400	*	NIC, Inc	27,104
2,845	*	Online Resources Corp	31,437
2,284	*	Open Solutions, Inc	52,349
9,896	*	Opsware, Inc	67,194
4,542	*	Packeteer, Inc	35,291
35,659	*	Parametric Technology Corp	217,520
2,500	*	PDF Solutions, Inc	40,625
1,554	*	Perot Systems Corp (Class A)	21,973
3,003	*	Phase Forward, Inc	29,279
2,687	*	Phoenix Technologies Ltd	16,821
2,055	*	Portfolio Recovery Associates, Inc	95,434
1,344	*	PRA International	37,834
9,327	*	Premiere Global Services, Inc	75,828
5,156	*	Progress Software Corp	146,327
1,063		QAD, Inc	8,121
1,028		Quality Systems, Inc	78,909
7,054	*	Quest Software, Inc	102,918
2,880	*	Radiant Systems, Inc	35,021
1,065	*	Radisys Corp	18,467
15,412	*	RealNetworks, Inc	119,597
1,925	*	Redback Networks, Inc	27,065
1,100		Renaissance Learning, Inc	20,801
1,809	*	Rent-Way, Inc	11,560
1,515	*	RightNow Technologies, Inc	27,967
3,738		Rollins, Inc	73,676
2,342	*	RSA Security, Inc	26,300
3,601	*	S1 Corp	15,664
1,390	*	SafeNet, Inc	44,786
10,298	*	Sapient Corp	58,596
4,900	*	Secure Computing Corp	60,074
3,700	*	Serena Software, Inc	86,728
879	*	SI International, Inc	26,871
3,287	*	Sohu.com, Inc	60,284
33,099	*	Sonus Networks, Inc	123,128
4,793	*	Sotheby's Holdings, Inc (Class A)	87,999
4,796	*	Spherion Corp	48,008
2,253	*	SPSS, Inc	69,685
919	*	SSA Global Technologies, Inc	16,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,300	*	Stellent, Inc	$12,909
1,450	*	Stratasys, Inc	36,265
3,738	*	SupportSoft, Inc	15,774
1,200	*	SYKES Enterprises, Inc	16,044
1,000		Syntel, Inc	20,830
900	*	TAL International Group, Inc	18,585
700	*	Taleo Corp	9,296
2,064		Talx Corp	94,345
3,768	*	TeleTech Holdings, Inc	45,404
6,621	*	THQ, Inc	157,911
18,831	*	TIBCO Software, Inc	140,668
1,379	*	TNS, Inc	26,449
2,700	*	TradeStation Group, Inc	33,426
4,926	*	Transaction Systems Architects, Inc	141,820
416	*	Travelzoo, Inc	9,152
5,510	*	Trizetto Group, Inc	93,615
1,386	*	TRM Corp	10,326
3,031	*	Ultimate Software Group, Inc	57,801
400	*	Unica Corp	4,820
1,663		United Online, Inc	23,648
11,608	*	Valueclick, Inc	210,221
3,022	*	Vasco Data Security International	29,797
3,443	*	Ventiv Health, Inc	81,324
1,753	*	Verint Systems, Inc	60,426
1,360	*	Vignette Corp	22,182
4,279	*	WebEx Communications, Inc	92,555
700	*	WebMD Health Corp	20,335
3,139	*	Websense, Inc	206,044
900	*	WebSideStory, Inc	16,317
9,316	*	Wind River Systems, Inc	137,597
4,180	*	Witness Systems, Inc	82,221

		TOTAL BUSINESS SERVICES	12,170,078

CHEMICALS AND ALLIED PRODUCTS - 8.08%
13,827	*	Aastrom Biosciences, Inc	29,175
11,771	*	Abgenix, Inc	253,194
1,988	*	Acadia Pharmaceuticals, Inc	19,582
1,000	*	Adams Respiratory Therapeutics, Inc	40,660
500	*	Adeza Biomedical Corp	10,525
5,300	*	Adolor Corp	77,380
4,052	*	Alexion Pharmaceuticals, Inc	82,053
12,018	*	Alkermes, Inc	229,784
1,383		Alpharma, Inc (Class A)	39,429
1,356		American Vanguard Corp	31,866
6,858	*	Andrx Corp	112,951
4,415	*	Array Biopharma, Inc	30,949
4,380	*	Atherogenics, Inc	87,644
14,445	*	AVANIR Pharmaceuticals	49,691
969		Balchem Corp	28,886
1,815	*	Barrier Therapeutics, Inc	14,883

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,500	*	Bentley Pharmaceuticals, Inc	$41,025
5,436	*	Bioenvision, Inc	35,497
8,602	*	BioMarin Pharmaceuticals, Inc	92,730
1,119	*	Caraco Pharmaceutical Laboratories Ltd	10,049
5,182	*	Cell Genesys, Inc	30,729
9,500	*	Cell Therapeutics, Inc	20,710
2,400		CF Industries Holdings, Inc	36,600
2,017	*	Chattem, Inc	73,399
700	*	Coley Pharmaceutical Group, Inc	10,612
4,610	*	Connetics Corp	66,615
1,100	*	Conor Medsystems, Inc	21,285
1,922	*	Cotherix, Inc	20,412
7,028	*	Cubist Pharmaceuticals, Inc	149,345
6,604	*	Curis, Inc	23,510
4,076	*	Cypress Bioscience, Inc	23,559
3,106		Diagnostic Products Corp	150,796
2,100	*	Digene Corp	61,257
8,000	*	Discovery Laboratories, Inc	53,440
3,044	*	Dov Pharmaceutical, Inc	44,686
5,600	*	Durect Corp	28,392
2,327	*	Dusa Pharmaceuticals, Inc	25,062
1,425	*	Elizabeth Arden, Inc	28,586
7,680	*	Encysive Pharmaceuticals, Inc	60,595
3,581	*	Enzon Pharmaceuticals, Inc	26,499
3,076	*	EPIX Pharmaceuticals, Inc	12,427
3,587	*	First Horizon Pharmaceutical Corp	61,876
3,340	*	Genitope Corp	26,553
2,320		Georgia Gulf Corp	70,574
8,250	*	Geron Corp	71,033
3,492	*	GlobeTel Communications Corp	12,885
1,292	*	GTx, Inc	9,768
643	*	Hi-Tech Pharmacal Co, Inc	28,478
16,936	*	Human Genome Sciences, Inc	144,972
1,893	*	Idenix Pharmaceuticals, Inc	32,389
5,995	*	Immucor, Inc	140,043
5,241	*	Immunogen, Inc	26,886
5,100	*	Inspire Pharmaceuticals, Inc	25,908
684		Inter Parfums, Inc	12,285
3,176	*	InterMune, Inc	53,357
2,230	*	Introgen Therapeutics, Inc	11,752
196	*	Inverness Medical Innovations, Inc	4,647
517		Kronos Worldwide, Inc	14,998
4,750	*	KV Pharmaceutical Co (Class A)	97,850
3,902		MacDermid, Inc	108,866
2,125		Mannatech, Inc	29,346
3,484	*	MannKind Corp	39,230
888	*	Marshall Edwards, Inc	5,550
4,141	*	Martek Biosciences Corp	101,910
14,540	*	Medarex, Inc	201,379
6,430	*	Medicines Co	112,204
7,079		Medicis Pharmaceutical Corp (Class A)	226,882
2,476		Meridian Bioscience, Inc	49,867

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

9,975	*	MGI Pharma, Inc	$171,171
1,200	*	Momenta Pharmaceuticals, Inc	26,448
2,735	*	Myogen, Inc	82,488
7,754	*	Nabi Biopharmaceuticals	26,208
2,840	*	Nastech Pharmaceutical Co, Inc	41,805
1,472		Natures Sunshine Products, Inc	26,614
2,307	*	NBTY, Inc	37,489
4,857	*	Neurocrine Biosciences, Inc	304,680
830	*	New River Pharmaceuticals, Inc	43,060
2,043	*	NitroMed, Inc	28,500
700		NL Industries, Inc	9,863
3,263	*	Northfield Laboratories, Inc	43,724
3,200	*	Noven Pharmaceuticals, Inc	48,416
4,857	*	NPS Pharmaceuticals, Inc	57,507
2,530	*	Nuvelo, Inc	20,518
4,312		Olin Corp	84,860
5,253	*	Onyx Pharmaceuticals, Inc	151,076
5,800	*	OraSure Technologies, Inc	51,156
3,599	*	Pain Therapeutics, Inc	24,329
3,383	*	Par Pharmaceutical Cos, Inc	106,023
788	*	Parexel International Corp	15,965
887	*	Parlux Fragrances, Inc	27,080
2,900	*	Penwest Pharmaceuticals Co	56,608
856		Perrigo Co	12,763
2,777	*	Pharmion Corp	49,347
652	*	Pioneer Cos, Inc	19,540
3,300	*	Pozen, Inc	31,647
1,002	*	Prestige Brands Holdings, Inc	12,525
2,680	*	Progenics Pharmaceuticals, Inc	67,027
2,995	*	Renovis, Inc	45,823
1,200	*	Rockwood Holdings, Inc	23,676
5,851	*	Salix Pharmaceuticals Ltd	102,861
2,506	*	Serologicals Corp	49,468
8,382	*	StemCells, Inc	28,918
820		Stratagene Corp	8,233
6,800	*	SuperGen, Inc	34,340
2,009	*	SurModics, Inc	74,313
565	*	Tanox, Inc	9,249
1,594	*	Tercica, Inc	11,429
600	*	Threshold Pharmaceuticals, Inc	8,670
1,000		Tronox, Inc	13,070
2,995		UAP Holding Corp	61,158
3,021	*	United Therapeutics Corp	208,812
1,338	*	USANA Health Sciences, Inc	51,325
4,365	*	WR Grace & Co	41,031
500	*	Xenoport, Inc	8,990
4,005	*	Zymogenetics, Inc	68,125

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,535,885

COAL MINING - 0.29%
3,808	*	Alpha Natural Resources, Inc	73,151

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,700		Foundation Coal Holdings, Inc	$64,600
1,075	*	James River Coal Co	41,065
1,010		Penn Virginia Corp	57,974

		TOTAL COAL MINING	236,790

COMMUNICATIONS - 2.38%
8,718		Adtran, Inc	259,273
3,066	*	Airspan Networks, Inc	17,446
1,583		Alaska Communications Systems Group, Inc	16,083
1,940		Anixter International, Inc	75,893
800		Beasley Broadcast Group, Inc (Class A)	10,808
1,119	*	Brightpoint, Inc	31,030
700	*	Cbeyond Communications, Inc	7,210
1,141		Centennial Communications Corp	17,708
1,507		Commonwealth Telephone Enterprises, Inc	50,891
300		Consolidated Communications Holdings, Inc	3,897
1,775	*	Crown Media Holdings, Inc (Class A)	16,277
1,310	*	Cumulus Media, Inc (Class A)	16,257
18,602	*	Dobson Communications Corp (Class A)	139,515
1,296	*	Emmis Communications Corp (Class A)	25,803
6,061	*	Entravision Communications Corp (Class A)	43,154
553	*	Fisher Communications, Inc	22,911
10,231	*	Foundry Networks, Inc	141,290
1,729		Golden Telecom, Inc	44,885
486	*	Hungarian Telephone & Cable	7,557
2,233	*	InPhonic, Inc	19,405
3,149	*	j2 Global Communications, Inc	134,588
280		Liberty Corp	13,107
1,974	*	Lodgenet Entertainment Corp	27,518
8,151	*	Mediacom Communications Corp	44,749
1,100	*	NeuStar, Inc	33,539
1,944		North Pittsburgh Systems, Inc	36,683
3,830	*	Novatel Wireless, Inc	46,381
3,467	*	Radio One, Inc (Class D)	35,883
3	v*	RCN Corp Wts 12/21/06	(0)
1,730	*	Regent Communications, Inc	8,027
1,492	*	Saga Communications, Inc (Class A)	16,218
1,300	*	Salem Communications Corp (Class A)	22,737
9,826	*	SBA Communications Corp	175,885
100		Shenandoah Telecom Co	3,984
5,932		Sinclair Broadcast Group, Inc (Class A)	54,574
4,186	*	Spanish Broadcasting System, Inc (Class A)	21,390
2,389	*	Syniverse Holdings, Inc	49,930
4,423	*	Telkonet, Inc	18,355
4,151	*	Terremark Worldwide, Inc	19,302
7,143	*	TiVo, Inc	36,572
9,933	*	Ubiquitel, Inc	98,237
2,388		Valor Communications Group, Inc	27,223
3,910	*	Wireless Facilities, Inc	19,941

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

900	*	WorldSpace, Inc	$13,059

		TOTAL COMMUNICATIONS	1,925,175

DEPOSITORY INSTITUTIONS - 4.66%
1,017		Ames National Corp	26,147
1,224		Arrow Financial Corp	32,008
1,500		Bank of the Ozarks, Inc	55,350
800	*	BankFinancial Corp	11,744
100		Berkshire Hills Bancorp, Inc	3,350
445	*	BFC Financial Corp	2,456
363		Boston Private Financial Holdings, Inc	11,042
215		Camden National Corp	7,069
200		Capital Corp of the West	6,490
313	*	Capital Crossing Bank	10,454
754		Cardinal Financial Corp	8,294
2,281		Cascade Bancorp	52,486
3,905		Cathay General Bancorp	140,346
2,300	*	Centennial Bank Holdings, Inc	28,451
1,470		Center Financial Corp	36,985
896	*	Central Coast Bancorp	22,167
475		Charter Financial Corp	16,962
421		City Holding Co	15,135
1,997		Coastal Financial Corp	25,681
1,850		CoBiz, Inc	33,726
681		Colony Bankcorp, Inc	17,011
166		Columbia Bancorp	6,848
553		Commercial Bankshares, Inc	19,560
1,470		Commercial Capital Bancorp, Inc	25,166
732	*	Community Bancorp	23,139
1,482		Community Banks, Inc	41,496
1,895		Corus Bankshares, Inc	106,632
4,717		CVB Financial Corp	95,802
917		Enterprise Financial Services Corp	20,798
1,138	*	EuroBancshares, Inc	16,125
4,087	*	Euronet Worldwide, Inc	113,619
738		Fidelity Bankshares, Inc	24,133
822		First Bancorp (Puerto Rico)	10,201
1,744		First Busey Corp (Class A)	36,432
133		First Financial Bankshares, Inc	4,663
2,583		First Midwest Bancorp, Inc	90,560
304	*	First Regional Bancorp	20,535
314		First Republic Bank	11,621
574		First South Bancorp, Inc	20,274
223		First State Bancorporation	5,350
968		Frontier Financial Corp	30,976
1,599		Glacier Bancorp, Inc	48,050
686		Great Southern Bancorp, Inc	18,940
1,739		Hanmi Financial Corp	31,058
1,820		Harbor Florida Bancshares, Inc	67,431
1,913		Harleysville National Corp	36,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

856		Heritage Commerce Corp	$18,404
2,040		Hudson United Bancorp	85,027
668		Independent Bank Corp (Michigan)	18,190
2,000	*	Investors Bancorp, Inc	22,060
1,254		Macatawa Bank Corp	45,621
272		Main Street Banks, Inc	7,407
1,200		MB Financial, Inc	42,480
718		MBT Financial Corp	11,632
722		Mercantile Bank Corp	27,797
611		Midwest Banc Holdings, Inc	13,595
2,500		Nara Bancorp, Inc	44,450
431		NASB Financial, Inc	16,964
7,096		NewAlliance Bancshares, Inc	103,176
249	*	Northern Empire Bancshares	5,891
200		OceanFirst Financial Corp	4,552
1,824		Old Second Bancorp, Inc	55,760
2,981		Pacific Capital Bancorp	106,064
335		Park National Corp	34,384
881		Peapack Gladstone Financial Corp	24,580
510	*	Pennsylvania Commerce Bancorp, Inc	16,244
412		PFF Bancorp, Inc	12,574
880	*	Pinnacle Financial Partners, Inc	21,982
246		Placer Sierra Bancshares	6,817
518		Preferred Bank	23,051
902		Premierwest Bancorp	12,628
2,188		PrivateBancorp, Inc	77,827
893	*	QC Holdings, Inc	10,296
543		Republic Bancorp, Inc (Michigan)	6,462
848		S&T Bancorp, Inc	31,223
805		S.Y. Bancorp, Inc	20,141
272		Sandy Spring Bancorp, Inc	9,487
700		Seacoast Banking Corp of Florida	16,065
444		Sierra Bancorp	10,119
300	*	Signature Bank	8,421
774		Sound Federal Bancorp, Inc	14,783
821		Southside Bancshares, Inc	16,584
264		State Bancorp, Inc	4,419
300	*	State National Bancshares, Inc	8,010
526		Sterling Bancorp	10,378
1,418		Suffolk Bancorp	47,886
491		Summit Bancshares, Inc	8,828
4,705	*	SVB Financial Group	220,382
2,926	*	Texas Capital Bancshares, Inc	65,572
951		Texas Regional Bancshares, Inc (Class A)	26,913
9,864		Trustco Bank Corp NY	122,511
12,166		UCBH Holdings, Inc	217,528
760		United Community Banks, Inc	20,262
300	*	United Financial Bancorp, Inc	3,459
661		United Security Bancshares	17,721
1,615		Univest Corp of Pennsylvania	39,196
115		USB Holding Co, Inc	2,491
968		Vineyard National Bancorp	29,853
1,250	*	Virginia Commerce Bancorp	36,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

100		Washington Trust Bancorp, Inc	$2,618
700	*	Wauwatosa Holdings, Inc	8,008
2,318		West Bancorporation, Inc	43,354
2,476		Westamerica Bancorporation	131,401
200	*	Western Alliance Bancorp	5,974
151	*	Western Sierra Bancorp	5,495
359		Westfield Financial, Inc	8,620
1,908		Wilshire Bancorp, Inc	32,799
2,628		Wintrust Financial Corp	144,277
530		Yardville National Bancorp	18,365

		TOTAL DEPOSITORY INSTITUTIONS	3,774,721

EATING AND DRINKING PLACES - 1.81%
1,590		AFC Enterprises	24,041
1,908	*	BJ's Restaurants, Inc	43,617
930	*	Buffalo Wild Wings, Inc	30,885
2,227	*	California Pizza Kitchen, Inc	71,197
4,738	*	CEC Entertainment, Inc	161,281
7,700		CKE Restaurants, Inc	104,027
834		IHOP Corp	39,123
963	*	Jack in the Box, Inc	33,638
3,702	*	Krispy Kreme Doughnuts, Inc	21,249
624	*	McCormick & Schmick's Seafood Restaurants, Inc	14,109
341	*	O'Charleys, Inc	5,289
886	*	Papa John's International, Inc	52,549
3,460	*	PF Chang's China Bistro, Inc	171,720
4,472	*	Rare Hospitality International, Inc	135,904
1,887	*	Red Robin Gourmet Burgers, Inc	96,162
8,414		Ruby Tuesday, Inc	217,838
1,000	*	Ruth's Chris Steak House, Inc	18,100
5,542	*	Texas Roadhouse, Inc (Class A)	86,178
2,976	*	The Steak N Shake Co	50,443
5,801		Triarc Cos (Class B)	86,145

		TOTAL EATING AND DRINKING PLACES	1,463,495

EDUCATIONAL SERVICES - 0.77%
12,071	*	Corinthian Colleges, Inc	142,196
7,575	*	DeVry, Inc	151,500
2,500	*	Educate, Inc	29,500
1,300	*	Learning Tree International, Inc	16,679
600	*	Lincoln Educational Services Corp	8,556
1,953		Strayer Education, Inc	182,996
2,839	*	Universal Technical Institute, Inc	87,839

		TOTAL EDUCATIONAL SERVICES	619,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 0.93%
1,500		American Ecology Corp	$21,645
246	*	Casella Waste Systems, Inc (Class A)	3,146
2,505	*	Clean Harbors, Inc	72,169
521		Connecticut Water Service, Inc	12,770
14,065	*	Covanta Holding Corp	211,819
852		Crosstex Energy, Inc	53,727
1,750	*	Duratek, Inc	26,128
811		Markwest Hydrocarbon, Inc	17,850
749		MGE Energy, Inc	25,398
193		New Jersey Resources Corp	8,085
1,071		Ormat Technologies, Inc	27,996
6,420	*	Plug Power, Inc	32,935
701		Resource America, Inc (Class A)	11,952
150		SJW Corp	6,825
6,288	*	Waste Connections, Inc	216,684

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	749,129

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.70%
281	*	Actel Corp	3,577
800	*	Advanced Analogic Technologies, Inc	11,080
3,500	*	Advanced Energy Industries, Inc	41,405
634	*	Aeroflex, Inc	6,816
4,200	*	American Superconductor Corp	33,054
5,187	*	AMIS Holdings, Inc	55,242
8,854	*	Amkor Technology, Inc	49,582
16,221	*	Applied Micro Circuits Corp	41,688
1,300		Applied Signal Technology, Inc	29,510
13,611	*	Arris Group, Inc	128,896
4,246	*	Artesyn Technologies, Inc	43,734
4,531	*	Atheros Communications, Inc	58,903
34,697	*	Atmel Corp	107,214
4,937	*	ATMI, Inc	138,088
3,196		Baldor Electric Co	81,977
2,908	*	Benchmark Electronics, Inc	97,796
741	*	Catapult Communications Corp	10,959
4,162	*	C-COR, Inc	20,227
2,226	*	Ceradyne, Inc	97,499
300	*	China Energy Savings Technology, Inc	2,496
1,643	*	Color Kinetics, Inc	23,643
2,828	*	Comtech Telecommunications Corp	86,367
2,175		CTS Corp	24,056
4,050	*	Cymer, Inc	143,816
17,333	*	Cypress Semiconductor Corp	246,995
2,116	*	Diodes, Inc	65,702
2,388	*	Ditech Communications Corp	19,940
3,039	*	DSP Group, Inc	76,157
2,142	*	DTS, Inc	31,702
4,665	*	Emcore Corp	34,614
861	*	EndWave Corp	10,143

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,657	*	Energy Conversion Devices, Inc	$108,273
5,367	*	Evergreen Solar, Inc	57,159
2,095	*	Exar Corp	26,229
3,836	*	Fairchild Semiconductor International, Inc	64,867
13,331	*	Finisar Corp	27,728
3,043		Franklin Electric Co, Inc	120,320
33,776	*	Gemstar-TV Guide International, Inc	88,155
737	*	Genlyte Group, Inc	39,481
3,176	*	Glenayre Technologies, Inc	10,322
5,643	*	GrafTech International Ltd	35,099
2,312	*	Greatbatch, Inc	60,135
9,900	*	Harmonic, Inc	48,015
400	*	Hittite Microwave Corp	9,256
608	*	Hutchinson Technology, Inc	17,298
700	*	Ikanos Communications, Inc	10,318
14,867	*	Integrated Device Technology, Inc	195,947
6,979	*	Interdigital Communications Corp	127,855
3,971	*	International DisplayWorks, Inc	23,588
601		Inter-Tel, Inc	11,762
5,000	*	InterVoice, Inc	39,800
3,399	*	IXYS Corp	39,734
1,954	*	Kemet Corp	13,815
4,163	*	Lattice Semiconductor Corp	17,984
200	*	Leadis Technology, Inc	1,030
1,549	*	Lifeline Systems, Inc	56,631
546		Lincoln Electric Holdings, Inc	21,654
1,326	*	Littelfuse, Inc	36,134
4,703	*	Mattson Technology, Inc	47,312
31,516	*	Maxtor Corp	218,721
6,537		Maytag Corp	123,026
1,965	*	Medis Technologies Ltd	28,905
2,788	*	Mercury Computer Systems, Inc	57,516
2,909		Methode Electronics, Inc	29,003
1,623	*	Metrologic Instruments, Inc	31,259
8,217	*	Micrel, Inc	95,317
8,091	*	Microsemi Corp	223,797
6,600	*	Microtune, Inc	27,522
5,745	*	MIPS Technologies, Inc	32,632
3,548	*	Mobility Electronics, Inc	34,274
2,318	*	Monolithic Power Systems, Inc	34,747
462	*	Moog, Inc	13,112
8,617	*	MRV Communications, Inc	17,665
900	*	Multi-Fineline Electronix, Inc	43,353
1,480	*	Netlogic Microsystems, Inc	40,315
7,007	*	Omnivision Technologies, Inc	139,860
18,950	*	ON Semiconductor Corp	104,794
11,644	*	Openwave Systems, Inc	203,421
687	*	OSI Systems, Inc	12,634
1,842	*	Pericom Semiconductor Corp	14,681
2,489	*	Photronics, Inc	37,484
3,961	*	Pixelworks, Inc	20,122
6,517		Plantronics, Inc	184,431

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,291	*	Plexus Corp	$74,837
2,837	*	PLX Technology, Inc	24,398
23,667	*	PMC - Sierra, Inc	182,473
6,608	*	Polycom, Inc	101,102
1,980	*	Portalplayer, Inc	56,074
3,800	*	Power Integrations, Inc	90,478
1,107	*	Power-One, Inc	6,664
9,057	*	Rambus, Inc	146,633
2,100		Raven Industries, Inc	60,585
1,834		Regal-Beloit Corp	64,924
3,727	*	RF Micro Devices, Inc	20,163
2,094	*	Rogers Corp	82,043
1,912	*	Seachange International, Inc	15,105
9,672	*	Semtech Corp	176,611
4,661	*	Sigmatel, Inc	61,059
10,434	*	Silicon Image, Inc	94,427
5,636	*	Silicon Laboratories, Inc	206,616
3,068	*	Silicon Storage Technology, Inc	15,493
8,816	*	Skyworks Solutions, Inc	44,873
3,880	*	Spatialight, Inc	13,464
2,600		Spectralink Corp	30,862
857	*	Standard Microsystems Corp	24,587
800	*	Sunpower Corp	27,192
1,400	*	Supertex, Inc	61,950
6,141	*	Symmetricom, Inc	52,014
2,875	*	Synaptics, Inc	71,070
6,931	*	Tekelec	96,341
10,507	*	Terayon Communication Systems, Inc	24,271
5,818	*	Tessera Technologies, Inc	150,395
14,732	*	Transwitch Corp	26,960
6,576	*	Trident Microsystems, Inc	118,368
3,109	*	Triquint Semiconductor, Inc	13,835
2,663	*	TTM Technologies, Inc	25,032
192	*	Ulticom, Inc	1,883
1,903	*	Ultralife Batteries, Inc	22,836
3,200	*	Universal Display Corp	33,632
1,800	*	Universal Electronics, Inc	31,014
8,145	*	Utstarcom, Inc	65,649
2,800	*	Valence Technology, Inc	4,312
4,787	*	Varian Semiconductor Equipment Associates, Inc	210,293
2,900	*	Viasat, Inc	77,517
2,500		Vicor Corp	39,525
1,695	*	Virage Logic Corp	16,746
15,970	*	Vitesse Semiconductor Corp	30,662
2,175	*	Volterra Semiconductor Corp	32,625
6,800	*	Westell Technologies, Inc	30,600
1,347	*	Zoltek Cos, Inc	11,827
1,933	*	Zoran Corp	31,334

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,848,724

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 4.19%
2,525	*	Advisory Board Co	$120,367
14,567	*	Amylin Pharmaceuticals, Inc	581,515
1,877	*	Antigenics, Inc	8,935
8,100	*	Ariad Pharmaceuticals, Inc	47,385
879		CDI Corp	24,085
1,504	*	CRA International, Inc	71,726
6,657	*	CuraGen Corp	20,504
5,680	*	CV Therapeutics, Inc	140,466
7,291	*	deCODE genetics, Inc	60,224
4,200	*	DiamondCluster International, Inc	33,348
11,769	*	Digitas, Inc	147,348
2,051	*	Diversa Corp	9,845
6,650	*	eResearch Technology, Inc	100,415
2,355	*	Essex Corp	40,153
10,921	*	Exelixis, Inc	102,876
200	*	Exponent, Inc	5,676
2,036	*	Greenfield Online, Inc	11,931
4,381	*	Harris Interactive, Inc	18,882
795	*	Huron Consulting Group, Inc	19,072
8,387	*	ICOS Corp	231,733
10,756	*	Incyte Corp	57,437
700	*	Infrasource Services, Inc	9,156
500	*	iRobot Corp	16,665
8,400	*	Isis Pharmaceuticals, Inc	44,016
3,633	*	Keryx Biopharmaceuticals, Inc	53,187
800		Landauer, Inc	36,872
1,827	*	LECG Corp	31,753
8,716	*	Lexicon Genetics, Inc	31,813
4,245	*	Lifecell Corp	80,952
3,600	*	Luminex Corp	41,832
15,090	*	Monogram Biosciences, Inc	28,218
1,329	*	MTC Technologies, Inc	36,388
4,998	*	Myriad Genetics, Inc	103,958
6,354	*	Navigant Consulting, Inc	139,661
2,399	*	Neopharm, Inc	25,885
3,457	*	Orchid Cellmark, Inc	26,273
3,008	*	Per-Se Technologies, Inc	70,267
3,985	*	PRG-Schultz International, Inc	2,431
6,237	*	Resources Connection, Inc	162,536
3,147	*	Rigel Pharmaceuticals, Inc	26,309
2,067	*	Seattle Genetics, Inc	9,756
3,231	*	Senomyx, Inc	39,160
2,398	*	SFBC International, Inc	38,392
4,278	*	Symyx Technologies, Inc	116,747
100		Sypris Solutions, Inc	998
1,200	*	Tejon Ranch Co	47,904
6,755	*	Telik, Inc	114,767
5,718	*	Tetra Tech, Inc	89,601
2,400	*	Trimeris, Inc	27,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

900	*	ViaCell, Inc	$5,058
2,946		Watson Wyatt & Co Holdings	82,193

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,394,247

FABRICATED METAL PRODUCTS - 0.82%
600	*	Commercial Vehicle Group, Inc	11,268
780		Dynamic Materials Corp	23,416
1,270	*	Earle M Jorgensen Co	11,722
2,850	*	Global Power Equipment Group, Inc	12,882
1,100		Gulf Island Fabrication, Inc	26,741
10,060	*	Jacuzzi Brands, Inc	84,504
459		Lifetime Brands, Inc	9,488
1,934	*	Mobile Mini, Inc	91,672
1,812	*	NCI Building Systems, Inc	76,974
1,678		Silgan Holdings, Inc	60,609
4,690		Simpson Manufacturing Co, Inc	170,482
846		Sun Hydraulics Corp	16,353
8,088	*	Taser International, Inc	56,454
322		Watts Water Technologies, Inc (Class A)	9,753

		TOTAL FABRICATED METAL PRODUCTS	662,318

FOOD AND KINDRED PRODUCTS - 0.67%
900	*	Boston Beer Co, Inc (Class A)	22,500
424		Coca-Cola Bottling Co Consolidated	18,232
8,800	*	Darling International, Inc	34,936
200		Diamond Foods, Inc	3,954
1,099		Flowers Foods, Inc	30,288
1,462	*	Gold Kist, Inc	21,857
1,982	*	Hansen Natural Corp	156,201
8,655	*	Hercules, Inc	97,802
100		J&J Snack Foods Corp	5,941
590		Lancaster Colony Corp	21,860
645		Lance, Inc	12,016
200		National Beverage Corp	1,954
1,800	*	Peet's Coffee & Tea, Inc	54,630
300		Premium Standard Farms, Inc	4,488
400		Reddy Ice Holdings, Inc	8,724
228		Sanderson Farms, Inc	6,961
1,382		Tootsie Roll Industries, Inc	39,981

		TOTAL FOOD AND KINDRED PRODUCTS	542,325

FOOD STORES - 0.29%
155		Arden Group, Inc (Class A)	14,103
1,158	*	Great Atlantic & Pacific Tea Co, Inc	36,801
2,243	*	Pantry, Inc	105,399
3,200	*	Pathmark Stores, Inc	31,968

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,659	*	Wild Oats Markets, Inc	$44,201

		TOTAL FOOD STORES	232,472

FURNITURE AND FIXTURES - 0.51%
200		Bassett Furniture Industries, Inc	3,700
9,691	*	BE Aerospace, Inc	213,202
460		Ethan Allen Interiors, Inc	16,804
3,628	*	Interface, Inc (Class A)	29,822
4,703	*	Select Comfort Corp	128,627
258		Stanley Furniture Co, Inc	5,980
600	*	Williams Scotsman International, Inc	10,386

		TOTAL FURNITURE AND FIXTURES	408,521

FURNITURE AND HOMEFURNISHINGS STORES - 0.76%
1,987	*	Bell Microproducts, Inc	15,201
1,444	*	Cost Plus, Inc	24,765
1,462	*	Design Within Reach, Inc	7,749
7,325	*	GameStop Corp	233,082
3,389	*	Guitar Center, Inc	169,484
1,461		Knoll, Inc	24,998
3,540		Movie Gallery, Inc	19,859
2,427		Pier 1 Imports, Inc	21,188
4,060	*	Restoration Hardware, Inc	24,441
1,030	*	The Bombay Co, Inc	3,049
3,315		Tuesday Morning Corp	69,350

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	613,166

GENERAL BUILDING CONTRACTORS - 0.56%
1,924		Brookfield Homes Corp	95,681
726	*	Comstock Homebuilding Cos, Inc	10,244
2,650		McGrath RentCorp	73,670
1,292	*	Perini Corp	31,202
4,769		Walter Industries, Inc	237,115
77	*	William Lyon Homes, Inc	7,769

		TOTAL GENERAL BUILDING CONTRACTORS	455,681

GENERAL MERCHANDISE STORES - 0.27%
965	*	99 Cents Only Stores	10,094
2,664	*	Big Lots, Inc	31,995
3,129	*	Cabela's, Inc	51,941
452	*	Conn's, Inc	16,665
2,937		Fred's, Inc	47,785
3,452		Stein Mart, Inc	62,654

		TOTAL GENERAL MERCHANDISE STORES	221,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

HEALTH SERVICES - 3.21%
1,449	*	Alliance Imaging, Inc	$8,622
848	*	Allied Healthcare International, Inc	5,207
2,038	*	Amedisys, Inc	86,085
1,440	*	America Service Group, Inc	22,838
771	*	American Dental Partners, Inc	13,940
4,381	*	American Healthways, Inc	198,240
3,595	*	American Retirement Corp	90,342
3,810	*	Amsurg Corp	87,097
6,467	*	Apria Healthcare Group, Inc	155,919
14,230	*	Beverly Enterprises, Inc	166,064
1,341	*	Bio-Reference Labs, Inc	25,224
1,000		Brookdale Senior Living, Inc	29,810
469	*	Corvel Corp	8,906
850	*	Cross Country Healthcare, Inc	15,113
3,654	*	Enzo Biochem, Inc	45,383
142	*	Genesis HealthCare Corp	5,186
800	*	Genomic Health, Inc	7,288
1,903	*	Gentiva Health Services, Inc	28,050
1,315	*	Horizon Health Corp	29,758
2,665		LCA-Vision, Inc	126,614
500	*	LHC Group, Inc	8,715
436	*	Magellan Health Services, Inc	13,712
2,627	*	Matria Healthcare, Inc	101,823
200	*	Medcath Corp	3,710
375		National Healthcare Corp	14,018
11,274	*	Nektar Therapeutics	185,570
3,597	*	Odyssey HealthCare, Inc	67,048
2,705		Option Care, Inc	36,139
6,050	*	PainCare Holdings, Inc	19,723
3,321	*	Pediatrix Medical Group, Inc	294,141
3,386	*	Psychiatric Solutions, Inc	198,894
1,490	*	Radiation Therapy Services, Inc	52,612
500	*	RehabCare Group, Inc	10,100
700	*	Specialty Laboratories, Inc	9,135
1,724	*	Stereotaxis, Inc	14,844
4,076	*	Sunrise Senior Living, Inc	137,402
2,051	*	Symbion, Inc	47,173
1,487	*	U.S. Physical Therapy, Inc	27,465
5,757	*	United Surgical Partners International, Inc	185,088
1,426	*	VistaCare, Inc (Class A)	17,825

		TOTAL HEALTH SERVICES	2,600,823

HOLDING AND OTHER INVESTMENT OFFICES - 2.33%
900		Aames Investment Corp	5,814
400		Acadia Realty Trust	8,020
257	*	Alexander's, Inc	63,094
801		Alexandria Real Estate Equities, Inc	64,481
869		Cherokee, Inc	29,885
400		Columbia Equity Trust, Inc	6,460

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,182		Cousins Properties, Inc	$61,751
400		Deerfield Triarc Capital Corp	5,480
464		DiamondRock Hospitality Co	5,549
200		Digital Realty Trust, Inc	4,526
485		EastGroup Properties, Inc	21,903
2,377		ECC Capital Corp	5,372
264	*	Enstar Group, Inc	17,490
2,387		Entertainment Properties Trust	97,270
1,500		Equity Lifestyle Properties, Inc	66,750
2,308		Getty Realty Corp	60,677
176		Gladstone Capital Corp	3,763
800		Gladstone Investment Corp	10,872
4,711		Glimcher Realty Trust	114,572
1,547		GMH Communities Trust	23,994
2,781		Harris & Harris Group, Inc	38,656
6,057		Inland Real Estate Corp	89,583
2,000		iShares Russell 2000 Growth Index Fund	139,320
200		JER Investors Trust, Inc	3,390
1,343		Kilroy Realty Corp	83,132
764		Lexington Corporate Properties Trust	16,273
300		Medical Properties Trust, Inc	2,934
766		MFA Mortgage Investments, Inc	4,366
222		Mid-America Apartment Communities, Inc	10,767
1,072		Nationwide Health Properties, Inc	22,941
900		Newkirk Realty Trust, Inc	13,950
6,349		Omega Healthcare Investors, Inc	79,934
200		One Liberty Properties, Inc	3,682
1,699		RAIT Investment Trust	44,038
1,479		Saul Centers, Inc	53,392
154		Sovran Self Storage, Inc	7,233
693		Strategic Hotel Capital, Inc	14,262
1,130		Sun Communities, Inc	35,482
3,981		Tanger Factory Outlet Centers, Inc	114,414
1,734	*	Tarragon Corp	35,755
3,769		Taubman Centers, Inc	130,973
2,456		Town & Country Trust	83,037
477		Universal Health Realty Income Trust	14,949
5,497		Washington Real Estate Investment Trust	166,834

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,887,020

HOTELS AND OTHER LODGING PLACES - 0.38%
2,510		Ameristar Casinos, Inc	56,977
663	*	Bluegreen Corp	10,475
2,245	*	Gaylord Entertainment Co	97,860
2,085	*	Great Wolf Resorts, Inc	21,496
1,780	*	Isle of Capri Casinos, Inc	43,361
1,166	*	Monarch Casino & Resort, Inc	26,352
2,525	*	MTR Gaming Group, Inc	26,285
895	*	Outdoor Channel Holdings, Inc	12,083
910	*	Riviera Holdings Corp	14,915

		TOTAL HOTELS AND OTHER LODGING PLACES	309,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.75%
1,000	*	Aaon, Inc	$17,920
3,530		Actuant Corp	196,974
2,063	*	Astec Industries, Inc	67,378
2,400	*	ASV, Inc	59,952
3,337	*	Blount International, Inc	53,158
6,357	*	Brooks Automation, Inc	79,653
2,649		Bucyrus International, Inc (Class A)	139,602
10,160	*	Cirrus Logic, Inc	67,869
258		Curtiss-Wright Corp	14,087
255	*	Dril-Quip, Inc	12,036
10,326	*	Emulex Corp	204,352
5,483		Engineered Support Systems, Inc	228,312
1,827	*	Entegris, Inc	17,210
11,100	*	Extreme Networks, Inc	52,725
1,562	*	Fargo Electronics, Inc	30,069
1,626	*	Flanders Corp	19,772
33,305	*	Gateway, Inc	83,596
2,548	*	Global Imaging Systems, Inc	88,237
2,467	*	Hydril	154,434
6,526	*	Intermec, Inc	220,579
2,564	*	Intevac, Inc	33,845
886	*	Kadant, Inc	16,391
1,970		Kaydon Corp	63,316
1,740	*	Komag, Inc	60,308
5,529	*	Kulicke & Soffa Industries, Inc	48,876
5,310		Lennox International, Inc	149,742
862		Lindsay Manufacturing Co	16,576
1,601		Lufkin Industries, Inc	79,842
3,372		Manitowoc Co, Inc	169,342
4,979	*	Micros Systems, Inc	240,585
727	*	Middleby Corp	62,886
4,896	*	Mikohn Gaming Corp	48,324
4,261	*	Netgear, Inc	82,024
1,738		NN, Inc	18,423
1,657		Nordson Corp	67,125
10,459	*	Nuance Communications, Inc	79,802
5,061	*	Oil States International, Inc	160,332
443	*	Palm, Inc	14,087
505	*	PAR Technology Corp	14,019
447	*	Paxar Corp	8,775
2,904	*	ProQuest Co	81,051
600	*	Rackable Systems, Inc	17,088
300	*	RBC Bearings, Inc	4,875
1,250	*	Rimage Corp	36,225
400		Sauer-Danfoss, Inc	7,524
1,700	*	Scansource, Inc	92,956
493	*	Semitool, Inc	5,364
2,933		Stewart & Stevenson Services, Inc	61,974
1,604	*	TurboChef Technologies, Inc	23,033
2,980	*	Ultratech, Inc	48,932
2,316	*	VeriFone Holdings, Inc	58,595

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,785		Watsco, Inc	$166,571

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,846,723

INSTRUMENTS AND RELATED PRODUCTS - 7.84%
2,665	*	Abaxis, Inc	43,919
2,361	*	Abiomed, Inc	21,816
1,280	*	ADE Corp	30,797
8,246	*	Align Technology, Inc	53,352
9,025	*	American Medical Systems Holdings, Inc	160,916
1,128	*	American Science & Engineering, Inc	70,353
271	*	Angiodynamics, Inc	6,919
1,689	*	Animas Corp	40,789
1,194	*	ARGON ST, Inc	36,990
2,800		Arrow International, Inc	81,172
3,191	*	Arthrocare Corp	134,469
2,144	*	Aspect Medical Systems, Inc	73,646
2,406	*	August Technology Corp	26,442
434		Badger Meter, Inc	17,030
2,216	*	Biosite, Inc	124,739
3,830	*	Bruker BioSciences Corp	18,614
3,000	*	Candela Corp	43,320
1,409	*	Cantel Medical Corp	25,277
5,700	*	Cepheid, Inc	50,046
1,778		CNS, Inc	38,956
916		Cohu, Inc	20,949
3,987	*	Credence Systems Corp	27,750
2,775	*	Cyberonics, Inc	89,633
479	*	DexCom, Inc	7,147
2,600	*	Dionex Corp	127,608
1,920	*	DJ Orthopedics, Inc	52,954
1,663		DRS Technologies, Inc	85,511
2,052		EDO Corp	55,527
3,789	*	Encore Medical Corp	18,756
2,798	*	ESCO Technologies, Inc	124,483
1,200	*	ev3, Inc	17,688
1,122	*	Excel Technology, Inc	26,681
1,432	*	FARO Technologies, Inc	28,640
2,721	*	FEI Co	52,162
4,408	*	Formfactor, Inc	107,687
6,440	*	Fossil, Inc	138,524
1,823	*	Foxhollow Technologies, Inc	54,307
3,327	*	Haemonetics Corp	162,557
3,778	*	HealthTronics, Inc	28,902
187	*	Herley Industries, Inc	3,087
5,208	*	Hologic, Inc	197,487
1,027	*	ICU Medical, Inc	40,269
2,556	*	I-Flow Corp	37,369
3,100	*	II-VI, Inc	55,397
4,981	*	Illumina, Inc	70,232
2,739	*	Integra LifeSciences Holdings Corp	97,125

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,787	*	Intermagnetics General Corp	$120,805
1,591	*	Intralase Corp	28,368
4,632	*	Intuitive Surgical, Inc	543,195
3,042	*	Ionatron, Inc	30,755
2,167	*	IRIS International, Inc	47,371
2,176	*	Ista Pharmaceuticals, Inc	13,839
3,260	*	Itron, Inc	130,530
4,300	*	Ixia	63,554
1,700		Keithley Instruments, Inc	23,766
1,200	*	Kensey Nash Corp	26,436
3,819	*	Kyphon, Inc	155,930
1,268	*	LaBarge, Inc	18,221
2,600	*	Laserscope	58,396
10,320	*	Lexar Media, Inc	84,727
1,547	*	Measurement Specialties, Inc	37,669
4,301		Mentor Corp	198,190
1,801	*	Merit Medical Systems, Inc	21,864
1,400	*	Micro Therapeutics, Inc	9,702
3,715		Mine Safety Appliances Co	134,520
1,586	*	Molecular Devices Corp	45,883
1,842		MTS Systems Corp	63,807
795	*	Neurometrix, Inc	21,688
353	*	Newport Corp	4,780
1,887	*	NuVasive, Inc	34,155
800	*	NxStage Medical, Inc	9,568
2,526		Oakley, Inc	37,107
2,222	*	Palomar Medical Technologies, Inc	77,859
1,893	*	Photon Dynamics, Inc	34,604
3,146		PolyMedica Corp	105,297
546	*	Rudolph Technologies, Inc	7,032
4,634	*	Sirf Technology Holdings, Inc	138,093
1,365	*	Somanetics Corp	43,680
3,232	*	Sonic Solutions, Inc	48,836
2,000	*	SonoSite, Inc	70,020
5,500	*	Star Scientific, Inc	12,925
1,109		STERIS Corp	27,747
3,316	*	Sybron Dental Specialties, Inc	132,010
1,100	*	Symmetry Medical, Inc	21,329
4,131	*	Teledyne Technologies, Inc	120,212
6,229	*	ThermoGenesis Corp	30,086
6,400	*	Thoratec Corp	132,416
4,600	*	TriPath Imaging, Inc	27,784
1,342		United Industrial Corp	55,519
1,895	*	Veeco Instruments, Inc	32,840
4,098	*	Ventana Medical Systems, Inc	173,550
746	*	Viasys Healthcare, Inc	19,172
1,047	*	Viisage Technology, Inc	18,438
1,536	*	Vital Images, Inc	40,166
623		Vital Signs, Inc	26,677
600	*	Vnus Medical Technologies, Inc	5,028
3,846	*	Wright Medical Group, Inc	78,458
2,523		X-Rite, Inc	25,230

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

700		Young Innovations, Inc	$23,856
793	*	Zoll Medical Corp	19,976

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,341,660

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
300		Clark, Inc	3,975
500		Crawford & Co (Class B)	2,880
730		Hilb Rogal & Hobbs Co	28,112
200	*	James River Group, Inc	3,970
4,632		National Financial Partners Corp	243,412

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	282,349

INSURANCE CARRIERS - 0.80%
1,454		American Equity Investment Life Holding Co	18,975
2,119	*	Argonaut Group, Inc	69,440
5,458	*	Centene Corp	143,491
166		Direct General Corp	2,805
2,800	*	HealthExtras, Inc	70,280
427		Midland Co	15,389
1,533	*	Molina Healthcare, Inc	40,839
539		National Interstate Corp	10,279
760	*	Navigators Group, Inc	33,144
1,398	*	ProAssurance Corp	67,999
100		Safety Insurance Group, Inc	4,037
500		Tower Group, Inc	10,990
1,649	*	Universal American Financial Corp	24,867
2,530	*	WellCare Health Plans, Inc	103,351
625		Zenith National Insurance Corp	28,825

		TOTAL INSURANCE CARRIERS	644,711

JUSTICE, PUBLIC ORDER AND SAFETY - 0.20%
3,461	*	Corrections Corp of America	155,641
200	*	Geo Group, Inc	4,586

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	160,227

LEATHER AND LEATHER PRODUCTS - 0.28%
2,385	*	Genesco, Inc	92,514
6,014		Wolverine World Wide, Inc	135,074

		TOTAL LEATHER AND LEATHER PRODUCTS	227,588

LEGAL SERVICES - 0.09%
910	*	FTI Consulting, Inc	24,970
1,269		Pre-Paid Legal Services, Inc	48,488

		TOTAL LEGAL SERVICES	73,458

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.30%
1,520		American Woodmark Corp	$37,681
9,896	*	Champion Enterprises, Inc	134,784
1,350		Deltic Timber Corp	70,011

		TOTAL LUMBER AND WOOD PRODUCTS	242,476

METAL MINING - 0.65%
2,857		Cleveland-Cliffs, Inc	253,044
31,601	*	Coeur d'Alene Mines Corp	126,404
15,362	*	Hecla Mining Co	62,370
2,500		Royal Gold, Inc	86,825

		TOTAL METAL MINING	528,643

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
1,641		Charles & Colvard Ltd	33,148
2,000		Daktronics, Inc	59,140
1,064		Escalade, Inc	12,523
11,497	*	Identix, Inc	57,600
583	*	Jakks Pacific, Inc	12,208
1,800		Marine Products Corp	18,882
4,359		Nautilus, Inc	81,339
913	*	RC2 Corp	32,430
4,634	*	Shuffle Master, Inc	116,499
5,976		Yankee Candle Co, Inc	152,986

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	576,755

MISCELLANEOUS RETAIL - 1.75%
3,400	*	1-800-FLOWERS.COM, Inc (Class A)	21,828
1,900	*	AC Moore Arts & Crafts, Inc	27,645
400	*	Allion Healthcare, Inc	4,660
2,610		Big 5 Sporting Goods Corp	57,133
1,907	*	Blue Nile, Inc	76,871
1,253	*	Build-A-Bear Workshop, Inc	37,139
757		Cash America International, Inc	17,555
4,700	*	Coldwater Creek, Inc	143,491
8,559	*	Drugstore.com, Inc	24,393
300	*	Golf Galaxy, Inc	5,745
4,530	*	GSI Commerce, Inc	68,358
4,636	*	Hibbett Sporting Goods, Inc	132,033
1,825	*	Jill (J.) Group, Inc	34,730
3,412		Longs Drug Stores Corp	124,163
3,193	*	Nutri/System, Inc	115,012
1,449	*	Overstock.com, Inc	40,789
7,495	*	Petco Animal Supplies, Inc	164,515
3,293	*	Priceline.com, Inc	73,500
312	*	Sharper Image Corp	3,039

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

828	*	Sports Authority, Inc	$25,776
2,274	*	Stamps.com, Inc	52,211
2,649	*	Valuevision International, Inc (Class A)	33,377
3,516		World Fuel Services Corp	118,560
377	*	Zumiez, Inc	16,294

		TOTAL MISCELLANEOUS RETAIL	1,418,817

MOTION PICTURES - 0.18%
27	*	Avid Technology, Inc	1,479
6,463	*	Denny's Corp	26,046
6,600	*	Macrovision Corp	110,418
693	*	WPT Enterprises, Inc	4,116

		TOTAL MOTION PICTURES	142,059

NONDEPOSITORY INSTITUTIONS - 0.62%
1,498	*	Accredited Home Lenders Holding Co	74,271
8,863		Advance America Cash Advance Centers, Inc	109,901
200		Advanta Corp (Class B)	6,488
1,302		Asta Funding, Inc	35,597
1,822	*	Collegiate Funding Services LLC	35,985
1,252	*	CompuCredit Corp	48,177
1,715		Doral Financial Corp	18,179
1,641	*	Encore Capital Group, Inc	28,471
1,184	*	First Cash Financial Services, Inc	34,525
1,050		NGP Capital Resources Co	13,786
500		Technology Investment Capital Corp	7,550
654	*	United PanAm Financial Corp	16,919
2,500	*	World Acceptance Corp	71,250

		TOTAL NONDEPOSITORY INSTITUTIONS	501,099

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,902		AMCOL International Corp	59,549

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	59,549

OIL AND GAS EXTRACTION - 5.01%
893	*	Atlas America, Inc	53,776
2,390	*	ATP Oil & Gas Corp	88,454
1,723	*	Atwood Oceanics, Inc	134,446
1,832		Berry Petroleum Co (Class A)	104,790
400	*	Bronco Drilling Co, Inc	9,204
3,020		Cabot Oil & Gas Corp (Class A)	136,202
10,118	*	Cal Dive International, Inc	363,135
502	*	Callon Petroleum Co	8,860
1,680	*	Carrizo Oil & Gas, Inc	41,513

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

6,300	*	Cheniere Energy, Inc	$234,486
800	*	Clayton Williams Energy, Inc	33,392
5,288	*	Comstock Resources, Inc	161,337
4,694	*	Delta Petroleum Corp	102,188
237	*	Edge Petroleum Corp	5,904
2,257	*	Encore Acquisition Co	72,314
7,489	*	Endeavour International Corp	24,714
581	*	Energy Partners Ltd	12,660
4,622	*	FX Energy, Inc	36,884
9,994	*	Gasco Energy, Inc	65,261
5,470	*	Global Industries Ltd	62,085
1,283	*	Goodrich Petroleum Corp	32,267
25,106	*	Grey Wolf, Inc	194,069
3	*	Hanover Compressor Co	42
800	*	Hercules Offshore, Inc	22,728
6,479	*	KCS Energy, Inc	156,921
7,838	*	Newpark Resources, Inc	59,804
3,285	*	Oceaneering International, Inc	163,527
4,607	*	Parallel Petroleum Corp	78,365
12,433	*	Parker Drilling Co	134,649
3,100	*	PetroHawk Energy Corp	40,982
2,131	*	Petroleum Development Corp	71,048
2,486	*	Pioneer Drilling Co	44,574
2,587	*	Remington Oil & Gas Corp	94,426
1,624		RPC, Inc	42,776
137	*	SEACOR Holdings, Inc	9,330
6,041		St. Mary Land & Exploration Co	222,369
10,121	*	Superior Energy Services	213,047
600	*	Superior Well Services, Inc	14,256
5,422	*	Syntroleum Corp	48,961
4,429	*	Tetra Technologies, Inc	135,173
6,219		Todco	236,695
1,993	*	Toreador Resources Corp	41,993
3,103	*	Tri-Valley Corp	24,141
800	*	Union Drilling, Inc	11,624
1,100		W&T Offshore, Inc	32,340
3,475	*	Warren Resources, Inc	54,975
3,637	*	W-H Energy Services, Inc	120,312

		TOTAL OIL AND GAS EXTRACTION	4,052,999

PAPER AND ALLIED PRODUCTS - 0.25%
1,889		Greif, Inc (Class A)	125,203
100		Neenah Paper, Inc	2,800
5,332	*	Playtex Products, Inc	72,888

		TOTAL PAPER AND ALLIED PRODUCTS	200,891

PERSONAL SERVICES - 0.23%
372	*	Coinstar, Inc	8,493

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

4,715		Jackson Hewitt Tax Service, Inc	$130,653
1,250		Regis Corp	48,213

		TOTAL PERSONAL SERVICES	187,359

PETROLEUM AND COAL PRODUCTS - 1.00%
1,000	*	Alon USA Energy, Inc	19,650
2,569		ElkCorp	86,473
7,180		Frontier Oil Corp	269,465
1,316	*	Giant Industries, Inc	68,379
5,378	*	Headwaters, Inc	190,596
2,328		Holly Corp	137,049
1,259		WD-40 Co	33,061

		TOTAL PETROLEUM AND COAL PRODUCTS	804,673

PRIMARY METAL INDUSTRIES - 1.59%
14,531	*	AK Steel Holding Corp	115,521
4,079	*	Aleris International, Inc	131,507
2,953	*	CommScope, Inc	59,444
1,496	*	General Cable Corp	29,471
884		Gibraltar Industries, Inc	20,279
3,958	*	Lone Star Technologies, Inc	204,470
4,228		Matthews International Corp (Class A)	153,941
2,585	*	Maverick Tube Corp	103,038
1,400		Mueller Industries, Inc	38,388
2,902	*	NS Group, Inc	121,333
2,914		Quanex Corp	145,613
811		Steel Technologies, Inc	22,700
1,452	*	Titanium Metals Corp	91,854
2,279		Tredegar Corp	29,376
1,140		Worthington Industries, Inc	21,899

		TOTAL PRIMARY METAL INDUSTRIES	1,288,834

PRINTING AND PUBLISHING - 1.12%
1,815		Bowne & Co, Inc	26,935
6,984	*	Cenveo, Inc	91,909
1,308	*	Consolidated Graphics, Inc	61,921
425		Courier Corp	14,595
7,536		Hollinger International, Inc	67,523
3,214		John H Harland Co	120,846
498		Journal Communications, Inc	6,947
2,635		Journal Register Co	39,393
3,030	*	Martha Stewart Living Omnimedia, Inc (Class A)	52,813
2,733	*	Playboy Enterprises, Inc (Class B)	37,961
3,921	*	Presstek, Inc	35,446
11,051		Reader's Digest Association, Inc (Class A)	168,196
950		Schawk, Inc	19,713

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,048		Thomas Nelson, Inc	$25,833
4,677	*	Valassis Communications, Inc	135,960

		TOTAL PRINTING AND PUBLISHING	905,991

RAILROAD TRANSPORTATION - 0.49%
4,246		Florida East Coast Industries	179,903
2,787	*	Genesee & Wyoming, Inc (Class A)	104,652
4,676	*	Kansas City Southern Industries, Inc	114,235

		TOTAL RAILROAD TRANSPORTATION	398,790

REAL ESTATE - 0.34%
726		Consolidated-Tomoka Land Co	51,473
734	*	Housevalues, Inc	9,564
3,902		Jones Lang LaSalle, Inc	196,466
300		Orleans Homebuilders, Inc	5,505
301	*	Trammell Crow Co	7,721
346	*	ZipRealty, Inc	2,913

		TOTAL REAL ESTATE	273,642

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.69%
134	*	Applied Films Corp	2,783
1,095	*	Deckers Outdoor Corp	30,244
8,924	*	Jarden Corp	269,059
696	*	Skechers U.S.A., Inc (Class A)	10,663
300		Titan International, Inc	5,175
1,453	*	Trex Co, Inc	40,757
4,496		Tupperware Corp	100,710
4,052		West Pharmaceutical Services, Inc	101,422

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	560,813

SECURITY AND COMMODITY BROKERS - 1.12%
2,536	*	Archipelago Holdings, Inc	126,217
850		BKF Capital Group, Inc	16,108
3,069		Calamos Asset Management, Inc (Class A)	96,520
880		Cohen & Steers, Inc	16,394
501		GAMCO Investors, Inc	21,809
812	*	GFI Group, Inc	38,513
1,585		Greenhill & Co, Inc	89,014
1,000	*	IntercontinentalExchange, Inc	36,350
1,397	*	International Securities Exchange, Inc	38,445
1,083	*	MarketAxess Holdings, Inc	12,379
1,191	*	Morningstar, Inc	41,256
4,008	*	Nasdaq Stock Market, Inc	141,001
2,648		optionsXpress Holdings, Inc	65,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

300		Sanders Morris Harris Group, Inc	$4,917
106		Value Line, Inc	3,732
7,618		Waddell & Reed Financial, Inc (Class A)	159,749

		TOTAL SECURITY AND COMMODITY BROKERS	907,412

SOCIAL SERVICES - 0.21%
3,667	*	Bright Horizons Family Solutions, Inc	135,862
1,281	*	Providence Service Corp	36,880

		TOTAL SOCIAL SERVICES	172,742

SPECIAL TRADE CONTRACTORS - 0.23%
2,000	*	AsiaInfo Holdings, Inc	7,960
3,376		Chemed Corp	167,720
269	*	Insituform Technologies, Inc (Class A)	5,211
246	*	Layne Christensen Co	6,256

		TOTAL SPECIAL TRADE CONTRACTORS	187,147

STONE, CLAY, AND GLASS PRODUCTS - 0.66%
825		Apogee Enterprises, Inc	13,382
2,663	*	Cabot Microelectronics Corp	78,106
2,556		CARBO Ceramics, Inc	144,465
2,408		Eagle Materials, Inc	294,643

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	530,596

TEXTILE MILL PRODUCTS - 0.09%
1,203		Oxford Industries, Inc	65,804
566		Xerium Technologies, Inc	4,760

		TOTAL TEXTILE MILL PRODUCTS	70,564

TRANSPORTATION BY AIR - 0.93%
4,348	*	ABX Air, Inc	34,045
11,625	*	Airtran Holdings, Inc	186,349
11,194	*	Continental Airlines, Inc (Class B)	238,432
2,780	*	EGL, Inc	104,445
5,764	*	ExpressJet Holdings, Inc	46,631
864	*	Frontier Airlines, Inc	7,983
2,012	*	Mesa Air Group, Inc	21,045
2,653	*	Pinnacle Airlines Corp	17,695
496	*	Republic Airways Holdings, Inc	7,539
2,355		Skywest, Inc	63,255
2,964	*	World Air Holdings, Inc	28,513

		TOTAL TRANSPORTATION BY AIR	755,932

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 1.76%
2,648	*	AAR Corp	$63,420
570	*	Accuride Corp	7,353
5,071		Clarcor, Inc	150,659
2,635	*	Fleetwood Enterprises, Inc	32,542
7,314	*	GenCorp, Inc	129,823
777		Greenbrier Cos, Inc	22,067
2,334		Heico Corp	60,404
6,710		JLG Industries, Inc	306,378
1,500	*	K&F Industries Holdings, Inc	23,040
858		Noble International Ltd	17,881
2,028	*	Orbital Sciences Corp	26,040
4,619		Thor Industries, Inc	185,083
988	*	Visteon Corp	6,185
4,079		Wabash National Corp	77,705
6,223		Westinghouse Air Brake Technologies Corp	167,398
4,352		Winnebago Industries, Inc	144,835

		TOTAL TRANSPORTATION EQUIPMENT	1,420,813

TRANSPORTATION SERVICES - 0.39%
2,200		Ambassadors Group, Inc	50,358
1,460	*	Dynamex, Inc	27,828
2,556	*	HUB Group, Inc	90,355
4,857		Pacer International, Inc	126,573
2,060	*	RailAmerica, Inc	22,639

		TOTAL TRANSPORTATION SERVICES	317,753

TRUCKING AND WAREHOUSING - 0.59%
491		Arkansas Best Corp	21,447
3,775		Forward Air Corp	138,354
5,943		Heartland Express, Inc	120,583
3,800	*	Old Dominion Freight Line	102,524
352	*	P.A.M. Transportation Services, Inc	6,262
1,611	*	SIRVA, Inc	12,888
400	*	U.S. Xpress Enterprises, Inc (Class A)	6,952
700	*	Universal Truckload Services, Inc	16,100
562	*	USA Truck, Inc	16,371
1,715		Werner Enterprises, Inc	33,786

		TOTAL TRUCKING AND WAREHOUSING	475,267

WATER TRANSPORTATION - 0.35%
900		Horizon Lines, Inc	10,917
2,406	*	Hornbeck Offshore Services, Inc	78,676
2,728	*	Kirby Corp	142,320
1,359		Maritrans, Inc	35,361
5,198	*	Odyssey Marine Exploration, Inc	18,401

		TOTAL WATER TRANSPORTATION	285,675

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.97%
1,200	*	1-800 Contacts, Inc	$14,052
200		Agilysys, Inc	3,644
3,559		Applied Industrial Technologies, Inc	119,903
4,397	*	Aviall, Inc	126,634
2,381	*	Beacon Roofing Supply, Inc	68,406
971		BlueLinx Holdings, Inc	10,924
474		Building Material Holding Corp	32,331
2,819	*	Digi International, Inc	29,571
2,000	*	Drew Industries, Inc	56,380
2,566	*	Genesis Microchip, Inc	46,419
1,591		Hughes Supply, Inc	57,037
537	*	Huttig Building Products, Inc	4,511
854	*	Insight Enterprises, Inc	16,747
1,618	*	Interline Brands, Inc	36,810
1,339	*	Keystone Automotive Industries, Inc	42,152
7,453		Knight Transportation, Inc	154,501
290		Lawson Products, Inc	10,945
2,128	*	LKQ Corp	73,671
2,675	*	Merge Technologies, Inc	66,982
300	*	MWI Veterinary Supply, Inc	7,743
3,331	*	Navarre Corp	18,420
2,959		Owens & Minor, Inc	81,461
1,869		PEP Boys-Manny Moe & Jack	27,829
8,587	*	PSS World Medical, Inc	127,431
2,393		Reliance Steel & Aluminum Co	146,260
2,699	*	Tyler Technologies, Inc	23,697
4,230	*	WESCO International, Inc	180,748
427	*	West Marine, Inc	5,969

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,591,178

WHOLESALE TRADE-NONDURABLE GOODS - 1.29%
4,411	*	Allscripts Healthcare Solutions, Inc	59,107
1,114	*	BioScrip, Inc	8,400
2,700	*	Central European Distribution Corp	108,378
550	*	Green Mountain Coffee Roasters, Inc	22,330
1,093		Kenneth Cole Productions, Inc (Class A)	27,872
2,692		K-Swiss, Inc (Class A)	87,328
506	*	Maui Land & Pineapple Co, Inc	17,169
7,336		Nu Skin Enterprises, Inc (Class A)	128,967
1,351	*	Nuco2, Inc	37,666
1,086	*	Provide Commerce, Inc	35,957
1,164	*	School Specialty, Inc	42,416
825	*	Source Interlink Cos, Inc	9,174
1,676	*	Spartan Stores, Inc	17,464
4,381	*	Tractor Supply Co	231,930
5,342	*	United Natural Foods, Inc	141,029
1,414	*	United Stationers, Inc	68,579

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,043,766

		TOTAL COMMON STOCKS	80,855,421
		(Cost $62,631,718)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 0.14%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.14%
$ 110,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	$109,959

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	109,959

		TOTAL SHORT-TERM INVESTMENTS	109,959
		(Cost $109,979)

		TOTAL PORTFOLIO- 100.05%	80,965,380
		(Cost $62,741,697)

		OTHER ASSETS & LIABILITIES, NET - (0.05)%	(37,827)

		NET ASSETS - 100.00%	$80,927,553

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.70%

AGRICULTURAL PRODUCTION-CROPS - 0.20%
5,001		Chiquita Brands International, Inc	$100,070
1,500		Delta & Pine Land Co	34,515
946	*	John B. Sanfilippo & Son	12,232

		TOTAL AGRICULTURAL PRODUCTION-CROPS	146,817

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.05%
25		Seaboard Corp	37,775

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	37,775

AMUSEMENT AND RECREATION SERVICES - 0.59%
927		Churchill Downs, Inc	34,049
1,838		Dover Motorsports, Inc	11,230
3,650	*	Leapfrog Enterprises, Inc	42,523
4,300	*	Magna Entertainment Corp (Class A)	30,702
1,189	*	Multimedia Games, Inc	10,998
4,435	*	Pinnacle Entertainment, Inc	109,589
11,437	*	Six Flags, Inc	88,179
1,470		Speedway Motorsports, Inc	50,965
1,164	*	Sunterra Corp	16,552
2,264		World Wrestling Entertainment, Inc	33,236

		TOTAL AMUSEMENT AND RECREATION SERVICES	428,023

APPAREL AND ACCESSORY STORES - 1.31%
700		Buckle, Inc	22,568
1,991		Burlington Coat Factory Warehouse Corp	80,058
2,299		Cato Corp (Class A)	49,313
687	*	Charlotte Russe Holding, Inc	14,310
14,621	*	Charming Shoppes, Inc	192,997
377		DEB Shops, Inc	11,208
726	*	Dress Barn, Inc	28,031
800	*	DSW, Inc	20,976
428		Finish Line, Inc (Class A)	7,456
1,200		Goody's Family Clothing, Inc	11,508
2,759	*	Jo-Ann Stores, Inc	32,556
8,083	*	Payless Shoesource, Inc	202,883
885	*	Shoe Carnival, Inc	19,399
3,180		Stage Stores, Inc	94,700
708		Syms Corp	10,224
564		Talbots, Inc	15,690
3,092	*	The Wet Seal, Inc	13,728
3,593	*	Too, Inc	101,359
600	*	Under Armour, Inc	22,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,000	*	Wilsons The Leather Experts, Inc	$3,630

		TOTAL APPAREL AND ACCESSORY STORES	955,580

APPAREL AND OTHER TEXTILE PRODUCTS - 0.42%
2,342	*	Gymboree Corp	54,803
3,095	*	Hartmarx Corp	24,172
3,381		Kellwood Co	80,738
600	*	Maidenform Brands, Inc	7,596
426		Phillips-Van Heusen Corp	13,802
3,948		Russell Corp	53,140
300	*	Volcom, Inc	10,203
2,440	*	Warnaco Group, Inc	65,197

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	309,651

AUTO REPAIR, SERVICES AND PARKING - 0.67%
1,058	*	Amerco, Inc	76,229
1,325		Bandag, Inc	56,538
2,400		Central Parking Corp	32,928
3,100	*	Dollar Thrifty Automotive Group, Inc	111,817
100	*	Midas, Inc	1,836
505		Monro Muffler, Inc	15,311
6,303	*	PHH Corp	176,610
951	*	Wright Express Corp	20,922

		TOTAL AUTO REPAIR, SERVICES AND PARKING	492,191

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.45%
1,700	*	Asbury Automotive Group, Inc	27,982
730	*	CSK Auto Corp	11,008
1,787		Lithia Motors, Inc (Class A)	56,183
1,131	*	MarineMax, Inc	35,706
3,524		Sonic Automotive, Inc	78,515
3,203		United Auto Group, Inc	122,355

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	331,749

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
1,000	*	Builders FirstSource, Inc	21,370
2,402	*	Central Garden & Pet Co	110,348

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	131,718

BUSINESS SERVICES - 5.48%
46,507	*	3Com Corp	167,425
4,736		ABM Industries, Inc	92,589

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,668	*	Agile Software Corp	$21,935
1,603	*	American Reprographics Co	40,732
4,735	*	AMICAS, Inc	23,486
1,043		Arbitron, Inc	39,613
8,030	*	Ariba, Inc	59,021
5,818	*	Atari, Inc	6,283
2,136	*	Autobytel, Inc	10,552
809	*	Avocent Corp	21,997
22,602	*	BearingPoint, Inc	177,652
9,646	*	Borland Software Corp	62,988
2,451		Brady Corp (Class A)	88,677
2,406		Catalina Marketing Corp	60,992
7,387	*	CBIZ, Inc	44,470
3,675	*	Ciber, Inc	24,255
14,857	*	CMGI, Inc	22,583
3,139	*	Covansys Corp	42,722
2,934	*	CSG Systems International, Inc	65,487
3,544	*	Echelon Corp	27,750
1,491	*	eFunds Corp	34,949
2,200	*	Electro Rent Corp	32,802
6,490	*	Electronics for Imaging, Inc	172,699
1,161	*	EPIQ Systems, Inc	21,525
2,507	*	eSpeed, Inc (Class A)	19,329
200	*	First Advantage Corp	5,342
1,222	*	Forrester Research, Inc	22,913
1,086	*	Gartner, Inc (Class A)	14,009
1,200	*	Global Cash Access, Inc	17,508
700	*	Heartland Payment Systems, Inc	15,162
676	*	Heidrick & Struggles International, Inc	21,666
402	*	Hudson Highland Group, Inc	6,979
2,000	*	Hypercom Corp	12,780
2,364	*	iGate Corp	11,489
500	*	IHS, Inc	10,260
935	*	Infospace, Inc	24,142
1,244		Integral Systems, Inc	23,462
2,431	*	Intergraph Corp	121,088
4,836	*	Internet Capital Group, Inc	39,752
1,072	*	Internet Security Systems, Inc	22,458
978		Interpool, Inc	18,465
500	*	Intervideo, Inc	5,275
4,741	*	Interwoven, Inc	40,156
521	*	Intrado, Inc	11,993
972	*	Ipass, Inc	6,376
3,488	*	JDA Software Group, Inc	59,331
5,123	*	Keane, Inc	56,404
2,240		Kelly Services, Inc (Class A)	58,733
300	*	Kenexa Corp	6,330
856	*	Keynote Systems, Inc	11,000
1,079	*	Kforce, Inc	12,042
7,437	*	Lawson Software, Inc	54,662
4,208	*	Magma Design Automation, Inc	35,389
301	*	Manhattan Associates, Inc	6,164

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

410	*	Mapinfo Corp	$5,170
200	*	Marlin Business Services, Inc	4,778
5,727	*	Matrixone, Inc	28,578
5,830	*	Mentor Graphics Corp	60,282
1,789		MoneyGram International, Inc	46,657
1,333	*	Motive, Inc	4,119
7,842	*	MPS Group, Inc	107,200
2,225	*	MRO Software, Inc	31,239
3,849	*	NCO Group, Inc	65,125
4,324	*	NDCHealth Corp	83,150
1,545	*	Ness Technologies, Inc	16,640
5,232	*	NetIQ Corp	64,301
1,706	*	Netratings, Inc	21,035
1,100	*	Netscout Systems, Inc	5,995
301	*	Open Solutions, Inc	6,899
1,584	*	Pegasystems, Inc	11,579
8,433	*	Perot Systems Corp (Class A)	119,243
600	*	Phoenix Technologies Ltd	3,756
200	*	PRA International	5,630
500		QAD, Inc	3,820
1,159	*	Quest Software, Inc	16,910
1,410	*	Radisys Corp	24,449
3,351	*	Redback Networks, Inc	47,115
1,520	*	Rent-Way, Inc	9,713
6,336	*	RSA Security, Inc	71,153
5,028	*	S1 Corp	21,872
1,648	*	SafeNet, Inc	53,099
337	*	SI International, Inc	10,302
6,414	*	SonicWALL, Inc	50,799
3,153	*	Spherion Corp	31,561
110	*	SPSS, Inc	3,402
300	*	SSA Global Technologies, Inc	5,457
1,343		Startek, Inc	24,174
1,739	*	Stellent, Inc	17,268
1,640	*	SupportSoft, Inc	6,921
2,200	*	SYKES Enterprises, Inc	29,414
1,062	*	SYNNEX Corp	16,047
500	*	TAL International Group, Inc	10,325
300	*	Taleo Corp	3,984
425		Talx Corp	19,427
880	*	TeleTech Holdings, Inc	10,604
1,455	*	THQ, Inc	34,702
8,718	*	TIBCO Software, Inc	65,123
400	*	TRM Corp	2,980
5,765		United Online, Inc	81,978
8,075	*	United Rentals, Inc	188,874
2,058	*	Universal Compression Holdings, Inc	84,625
913	*	Vertrue, Inc	32,256
2,671		Viad Corp	78,340
2,234	*	Vignette Corp	36,436
1,000	*	Volt Information Sciences, Inc	19,020
200	*	WebMD Health Corp	5,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

6,393	*	webMethods, Inc	$49,290
200	*	WebSideStory, Inc	3,626

		TOTAL BUSINESS SERVICES	3,996,095

CHEMICALS AND ALLIED PRODUCTS - 3.79%
100	*	Adams Respiratory Therapeutics, Inc	4,066
2,906	*	Albany Molecular Research, Inc	35,308
3,588		Alpharma, Inc (Class A)	102,294
2,368	*	Andrx Corp	39,001
2,800		Arch Chemicals, Inc	83,720
4,331	*	Arena Pharmaceuticals, Inc	61,587
3,782	*	Arqule, Inc	23,146
525	*	Atherogenics, Inc	10,505
972	*	BioMarin Pharmaceuticals, Inc	10,478
4,300		Calgon Carbon Corp	24,467
3,223		Cambrex Corp	60,495
897	*	Cell Genesys, Inc	5,319
2,700		CF Industries Holdings, Inc	41,175
477	*	Chattem, Inc	17,358
300	*	Coley Pharmaceutical Group, Inc	4,548
8,409	*	Dendreon Corp	45,577
1,777	*	Elizabeth Arden, Inc	35,646
2,528	*	Enzon Pharmaceuticals, Inc	18,707
5,160		Ferro Corp	96,802
2,018		Georgia Gulf Corp	61,387
5,314	*	GlobeTel Communications Corp	19,609
3,511		H.B. Fuller Co	112,598
400	*	Inspire Pharmaceuticals, Inc	2,032
2,401	*	Inverness Medical Innovations, Inc	56,928
2,469		Minerals Technologies, Inc	137,992
4,611	*	NBTY, Inc	74,929
2,042	*	NewMarket Corp	49,947
100	*	NitroMed, Inc	1,395
400		NL Industries, Inc	5,636
906	*	NPS Pharmaceuticals, Inc	10,727
2,953	*	Nuvelo, Inc	23,949
1,586		Octel Corp	25,804
4,580		Olin Corp	90,134
3,505	*	OM Group, Inc	65,754
1,004	*	Par Pharmaceutical Cos, Inc	31,465
2,427	*	Parexel International Corp	49,171
9,616		Perrigo Co	143,375
461	*	Pharmion Corp	8,192
681	*	Pioneer Cos, Inc	20,410
11,314	*	PolyOne Corp	72,749
2,449	*	Prestige Brands Holdings, Inc	30,613
17,906	*	Revlon, Inc (Class A)	55,509
1,300	*	Rockwood Holdings, Inc	25,649
5,867		Sensient Technologies Corp	105,019
1,826	*	Serologicals Corp	36,045

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

700		Stepan Co	$18,823
2,495	*	Tanox, Inc	40,843
11,149	*	Terra Industries, Inc	62,434
300	*	Threshold Pharmaceuticals, Inc	4,335
1,200		Tronox, Inc	15,684
1,359		UAP Holding Corp	27,751
10,312		USEC, Inc	123,228
11,459	*	Vertex Pharmaceuticals, Inc	317,071
4,000		Wellman, Inc	27,120
1,613		Westlake Chemical Corp	46,471
4,414	*	WR Grace & Co	41,492

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,762,469

COAL MINING - 0.21%
1,300		Foundation Coal Holdings, Inc	49,400
641	*	James River Coal Co	24,486
1,335		Penn Virginia Corp	76,629

		TOTAL COAL MINING	150,515

COMMUNICATIONS - 3.08%
1,780	*	Airspan Networks, Inc	10,128
2,014		Anixter International, Inc	78,788
2,048	*	Audiovox Corp (Class A)	28,385
2,274	*	Brightpoint, Inc	63,058
400	*	Cbeyond Communications, Inc	4,120
1,728		Centennial Communications Corp	26,819
45,079	*	Charter Communications, Inc (Class A)	54,996
30,339	*	Cincinnati Bell, Inc	106,490
5,257		Citadel Broadcasting Corp	70,654
1,245		Commonwealth Telephone Enterprises, Inc	42,044
1,500		Consolidated Communications Holdings, Inc	19,485
4,605	*	Cox Radio, Inc (Class A)	64,838
2,331		CT Communications, Inc	28,298
5,279	*	Cumulus Media, Inc (Class A)	65,512
3,216	*	Emmis Communications Corp (Class A)	64,031
4,422	*	Entercom Communications Corp	131,201
3,739	*	Entravision Communications Corp (Class A)	26,622
3,256		Fairpoint Communications, Inc	33,732
329	*	Fisher Communications, Inc	13,630
5,370	*	Foundry Networks, Inc	74,160
6,644	*	General Communication, Inc (Class A)	68,633
998		Golden Telecom, Inc	25,908
5,448		Gray Television, Inc	53,499
6,978	*	IDT Corp (Class B)	81,643
2,698		Iowa Telecommunications Services, Inc	41,792
84,174	*	Level 3 Communications, Inc	241,579
1,558		Liberty Corp	72,930
3,456	*	Lin TV Corp (Class A)	38,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,248	*	Mastec, Inc	$34,006
2,000	*	NeuStar, Inc	60,980
296		Preformed Line Products Co	12,666
5,495	*	Price Communications Corp	81,711
6,770	*	Radio One, Inc (Class D)	70,070
2,742	*	RCN Corp	64,300
1	v*	RCN Corp Wts 12/21/06	(0)
3,166	*	Regent Communications, Inc	14,690
717	*	Saga Communications, Inc (Class A)	7,794
200	*	Salem Communications Corp (Class A)	3,498
1,304	*	SBA Communications Corp	23,341
711		Shenandoah Telecom Co	28,326
786	*	Spanish Broadcasting System, Inc (Class A)	4,016
1,749		SureWest Communications	46,121
3,605	*	Talk America Holdings, Inc	31,111
3,221		USA Mobility, Inc	89,286
1,474		Valor Communications Group, Inc	16,804
3,071	*	Wireless Facilities, Inc	15,662
700	*	WorldSpace, Inc	10,157

		TOTAL COMMUNICATIONS	2,246,014

DEPOSITORY INSTITUTIONS - 15.27%
1,402		1st Source Corp	35,260
1,363	*	ACE Cash Express, Inc	31,826
1,659		Alabama National Bancorp	107,437
2,679		Amcore Financial, Inc	81,468
1,230	*	AmericanWest Bancorp	29,065
1,440		Ameris Bancorp	28,570
2,723		Anchor Bancorp Wisconsin, Inc	82,616
239		Arrow Financial Corp	6,250
1,608	*	Banc Corp	18,347
521		Bancfirst Corp	41,159
1,086	*	Bancorp, Inc	18,462
9,425		Bancorpsouth, Inc	208,010
1,000		BancTrust Financial Group, Inc	20,100
7,064		Bank Mutual Corp	74,878
1,600		Bank of Granite Corp	29,648
5,515		BankAtlantic Bancorp, Inc (Class A)	77,210
2,100	*	BankFinancial Corp	30,828
3,114		BankUnited Financial Corp (Class A)	82,739
1,200		Banner Corp	37,440
900		Berkshire Hills Bancorp, Inc	30,150
2,710	*	BFC Financial Corp	14,959
3,817		Boston Private Financial Holdings, Inc	116,113
7,560		Brookline Bancorp, Inc	107,125
757		Camden National Corp	24,890
1,495		Capital City Bank Group, Inc	51,263
1,015		Capital Corp of the West	32,937
498	*	Capital Crossing Bank	16,633
1,493		Capitol Bancorp Ltd	55,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,941		Cardinal Financial Corp	$21,351
1,821		Cathay General Bancorp	65,447
5,300	*	Centennial Bank Holdings, Inc	65,561
725	*	Central Coast Bancorp	17,937
3,673		Central Pacific Financial Corp	131,934
3,058		Chemical Financial Corp	97,122
5,565		Chittenden Corp	154,762
994		Citizens & Northern Corp	25,476
5,256		Citizens Banking Corp	145,854
900		City Bank	32,013
1,821		City Holding Co	65,465
1,613		Clifton Savings Bancorp, Inc	16,227
520		Columbia Bancorp	21,450
1,893		Columbia Banking System, Inc	54,045
4,010		Commercial Capital Bancorp, Inc	68,651
100	*	Community Bancorp	3,161
3,841		Community Bank System, Inc	86,615
1,179		Community Banks, Inc	33,012
1,783		Community Trust Bancorp, Inc	54,827
441		Corus Bankshares, Inc	24,815
1,188		CVB Financial Corp	24,128
3,270		Dime Community Bancshares	47,775
220	*	EuroBancshares, Inc	3,117
700		Farmers Capital Bank Corp	21,518
2,050		Fidelity Bankshares, Inc	67,035
1,100		Financial Institutions, Inc	21,582
1,282		First Bancorp (North Carolina)	25,845
7,720		First Bancorp (Puerto Rico)	95,805
3,644		First Charter Corp	86,217
807		First Citizens Bancshares, Inc (Class A)	140,757
8,620		First Commonwealth Financial Corp	111,457
1,800		First Community Bancorp, Inc	97,866
1,212		First Community Bancshares, Inc	37,766
844		First Defiance Financial Corp	22,864
3,900		First Financial Bancorp	68,328
2,120		First Financial Bankshares, Inc	74,327
1,700		First Financial Corp (Indiana)	45,900
1,481		First Financial Holdings, Inc	45,496
1,307		First Indiana Corp	44,935
2,215		First Merchants Corp	57,590
3,154		First Midwest Bancorp, Inc	110,579
14,234		First Niagara Financial Group, Inc	205,966
900		First Oak Brook Bancshares, Inc	25,155
1,800		First Place Financial Corp	43,290
2,300		First Republic Bank	85,123
1,656		First State Bancorporation	39,727
2,004	*	FirstFed Financial Corp	109,258
4,275		Flagstar Bancorp, Inc	61,560
2,306		Flushing Financial Corp	35,904
6,945		FNB Corp	120,565
800		FNB Corp (Virginia)	24,536
2,424	*	Franklin Bank Corp	43,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

7,984		Fremont General Corp	$185,468
2,184		Frontier Financial Corp	69,888
1,520		GB&T Bancshares, Inc	32,543
2,351		Glacier Bancorp, Inc	70,648
4,697		Gold Banc Corp, Inc	85,579
600		Great Southern Bancorp, Inc	16,566
6,137		Greater Bay Bancorp	157,230
981		Greene County Bancshares, Inc	26,840
3,300		Hancock Holding Co	124,773
3,315		Hanmi Financial Corp	59,206
790		Harbor Florida Bancshares, Inc	29,270
1,599		Harleysville National Corp	30,541
1,245		Heartland Financial USA, Inc	27,017
538		Heritage Commerce Corp	11,567
1,265		Horizon Financial Corp	27,628
3,476		Hudson United Bancorp	144,880
1,248		IBERIABANK Corp	63,660
1,847		Independent Bank Corp (Massachusetts)	52,695
2,191		Independent Bank Corp (Michigan)	59,661
1,892		Integra Bank Corp	40,375
2,000		Interchange Financial Services Corp	34,500
4,500	*	Investors Bancorp, Inc	49,635
2,300		Irwin Financial Corp	49,266
690	*	ITLA Capital Corp	33,707
2,544		Kearny Financial Corp	31,037
3,758		KNBT Bancorp, Inc	61,218
2,158		Lakeland Bancorp, Inc	31,723
700		Lakeland Financial Corp	28,266
3,906		MAF Bancorp, Inc	161,630
1,717		Main Street Banks, Inc	46,754
1,389		MainSource Financial Group, Inc	24,794
1,559		MB Financial, Inc	55,189
1,483		MBT Financial Corp	24,025
265		Mercantile Bank Corp	10,203
2,900		Mid-State Bancshares	77,575
1,214		Midwest Banc Holdings, Inc	27,012
100		NASB Financial, Inc	3,936
5,278		National Penn Bancshares, Inc	100,546
700		NBC Capital Corp	16,653
3,900		NBT Bancorp, Inc	84,201
5,448		NetBank, Inc	39,117
7,011		NewAlliance Bancshares, Inc	101,940
673	*	Northern Empire Bancshares	15,923
2,430		Northwest Bancorp, Inc	51,662
1,027		OceanFirst Financial Corp	23,375
8,235		Old National Bancorp	178,205
1,513		Omega Financial Corp	42,167
2,543		Oriental Financial Group, Inc	31,431
2,709		Pacific Capital Bancorp	96,386
1,192		Park National Corp	122,347
5,988		Partners Trust Financial Group, Inc	72,155
240		Peapack Gladstone Financial Corp	6,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,000		Pennfed Financial Services, Inc	$18,420
1,294		Peoples Bancorp, Inc	36,918
1,862		PFF Bancorp, Inc	56,828
500		Placer Sierra Bancshares	13,855
711		Premierwest Bancorp	9,954
2,609		Prosperity Bancshares, Inc	74,983
3,999		Provident Bankshares Corp	135,046
534		Provident Financial Holdings	14,044
8,906		Provident Financial Services, Inc	164,850
4,874		Provident New York Bancorp	53,663
3,338		R & G Financial Corp (Class B)	44,062
1,200		Renasant Corp	37,956
902		Republic Bancorp, Inc (Class A) (Kentucky)	19,348
8,799		Republic Bancorp, Inc (Michigan)	104,708
606		Royal Bancshares of Pennsylvania (Class A)	14,035
2,545		S&T Bancorp, Inc	93,707
820		S.Y. Bancorp, Inc	20,516
1,537		Sandy Spring Bancorp, Inc	53,611
660		Santander BanCorp	16,579
1,050		SCBT Financial Corp	35,091
880		Seacoast Banking Corp of Florida	20,196
1,013		Security Bank Corp	23,593
200		Sierra Bancorp	4,558
1,147	*	Signature Bank	32,196
1,700		Simmons First National Corp (Class A)	47,090
583		Sound Federal Bancorp, Inc	11,135
567		Southside Bancshares, Inc	11,453
1,631		Southwest Bancorp, Inc	32,620
1,091		State Bancorp, Inc	18,263
300	*	State National Bancshares, Inc	8,010
1,923		Sterling Bancorp	37,941
5,427		Sterling Bancshares, Inc	83,793
3,064		Sterling Financial Corp (Pennsylvania)	60,667
4,263		Sterling Financial Corp (Spokane)	106,490
663		Summit Bancshares, Inc	11,921
616		Summit Financial Group, Inc	14,155
1,402	*	Sun Bancorp, Inc (New Jersey)	27,690
5,671		Susquehanna Bancshares, Inc	134,289
600		Taylor Capital Group, Inc	24,240
4,250		Texas Regional Bancshares, Inc (Class A)	120,275
2,322		TierOne Corp	68,290
847		Tompkins Trustco, Inc	37,946
1,300		Trico Bancshares	30,407
5,791		Trustmark Corp	159,079
1,893		UMB Financial Corp	120,982
5,456		Umpqua Holdings Corp	155,660
1,100		Union Bankshares Corp	47,410
4,585		United Bankshares, Inc	161,575
3,209		United Community Banks, Inc	85,552
3,120		United Community Financial Corp	36,847
600	*	United Financial Bancorp, Inc	6,918
2,566		Unizan Financial Corp	68,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,348		USB Holding Co, Inc	$29,198
802		Virginia Financial Group, Inc	28,896
13,405		W Holding Co, Inc	110,323
1,455		Washington Trust Bancorp, Inc	38,092
800	*	Wauwatosa Holdings, Inc	9,152
2,724		WesBanco, Inc	82,837
1,751		West Coast Bancorp	46,314
1,612		Westamerica Bancorporation	85,549
200	*	Western Alliance Bancorp	5,974
559	*	Western Sierra Bancorp	20,342
119		Westfield Financial, Inc	2,857
372		Wintrust Financial Corp	20,423
686		WSFS Financial Corp	42,017
610		Yardville National Bancorp	21,136

		TOTAL DEPOSITORY INSTITUTIONS	11,142,572

EATING AND DRINKING PLACES - 1.06%
805		AFC Enterprises	12,171
4,255		Bob Evans Farms, Inc	98,120
378	*	California Pizza Kitchen, Inc	12,085
1,683	*	Dave & Buster's, Inc	29,638
3,934		Domino's Pizza, Inc	95,203
1,461		IHOP Corp	68,535
3,667	*	Jack in the Box, Inc	128,088
3,485	*	Krispy Kreme Doughnuts, Inc	20,004
1,971		Landry's Restaurants, Inc	52,645
2,090		Lone Star Steakhouse & Saloon, Inc	49,617
3,216	*	Luby's, Inc	42,773
400	*	McCormick & Schmick's Seafood Restaurants, Inc	9,044
2,637	*	O'Charleys, Inc	40,900
518	*	Papa John's International, Inc	30,723
700	*	Ruth's Chris Steak House, Inc	12,670
5,156	*	Ryan's Restaurant Group, Inc	62,181
600	*	The Steak N Shake Co	10,170

		TOTAL EATING AND DRINKING PLACES	774,567

ELECTRIC, GAS, AND SANITARY SERVICES - 5.09%
3,041		Allete, Inc	133,804
2,034		American States Water Co	62,647
45,700	*	Aquila, Inc	164,520
5,940		Avista Corp	105,197
3,945		Black Hills Corp	136,536
2,100		California Water Service Group	80,283
1,500		Cascade Natural Gas Corp	29,265
2,181	*	Casella Waste Systems, Inc (Class A)	27,895
1,600		Central Vermont Public Service Corp	28,816
1,900		CH Energy Group, Inc	87,210
5,983		Cleco Corp	124,746

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

518		Connecticut Water Service, Inc	$12,696
9,500		Duquesne Light Holdings, Inc	155,040
5,895	*	El Paso Electric Co	124,031
3,175		Empire District Electric Co	64,548
800		EnergySouth, Inc	21,424
5,173		Idacorp, Inc	151,569
1,500		ITC Holdings Corp	42,135
2,600		Laclede Group, Inc	75,946
2,572		Metal Management, Inc	59,825
1,818		MGE Energy, Inc	61,648
1,324		Middlesex Water Co	22,958
3,127		New Jersey Resources Corp	130,990
5,343		Nicor, Inc	210,033
3,367		Northwest Natural Gas Co	115,084
4,271		NorthWestern Corp	132,700
3,542		Otter Tail Corp	102,647
4,658		Peoples Energy Corp	163,356
1,000	*	Pico Holdings, Inc	32,260
87		Piedmont Natural Gas Co, Inc	2,102
1,600	*	Pike Electric Corp	25,952
1,287		Resource America, Inc (Class A)	21,943
22,202	*	Sierra Pacific Resources	289,514
800		SJW Corp	36,400
3,400		South Jersey Industries, Inc	99,076
4,510		Southwest Gas Corp	119,064
2,520		Southwest Water Co	36,061
1,756		UIL Holdings Corp	80,758
4,200		Unisource Energy Corp	131,040
702		Waste Industries USA, Inc	9,042
7,660	*	Waste Services, Inc	25,508
5,925		WGL Holdings, Inc	178,106

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,714,375

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.70%
2,844	*	Actel Corp	36,204
5,291		Acuity Brands, Inc	168,254
13,750	*	Adaptec, Inc	80,025
700	*	Advanced Analogic Technologies, Inc	9,695
8,370	*	Aeroflex, Inc	89,978
10,387		Alliance One International, Inc	40,509
717	*	AMIS Holdings, Inc	7,636
4,045	*	Amkor Technology, Inc	22,652
22,017	*	Applied Micro Circuits Corp	56,584
200		Applied Signal Technology, Inc	4,540
672	*	Artesyn Technologies, Inc	6,922
18,789	*	Atmel Corp	58,058
1,063		Baldor Electric Co	27,266
1,376		Bel Fuse, Inc (Class B)	43,757
2,386	*	Benchmark Electronics, Inc	80,241
7,917	*	Broadwing Corp	47,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

32,778	*	Brocade Communications Systems, Inc	$133,406
2,947		C&D Technologies, Inc	22,456
430	*	Catapult Communications Corp	6,360
2,540	*	C-COR, Inc	12,344
1,107	*	Ceradyne, Inc	48,487
4,616	*	Checkpoint Systems, Inc	113,784
69,430	*	Ciena Corp	206,207
56,938	*	Conexant Systems, Inc	128,680
2,600		CTS Corp	28,756
1,981		Cubic Corp	39,541
722	*	Cymer, Inc	25,638
1,557	*	Ditech Communications Corp	13,001
629	*	DSP Group, Inc	15,763
200	*	DTS, Inc	2,960
3,500	*	Electro Scientific Industries, Inc	84,525
5,517	*	EnerSys	71,942
2,617	*	Exar Corp	32,765
10,852	*	Fairchild Semiconductor International, Inc	183,507
14,709	*	Finisar Corp	30,595
5,776	*	FuelCell Energy, Inc	48,923
2,308	*	Genlyte Group, Inc	123,640
4,939	*	Glenayre Technologies, Inc	16,052
6,682	*	GrafTech International Ltd	41,562
432	*	Greatbatch, Inc	11,236
7,177	*	Hexcel Corp	129,545
200	*	Hittite Microwave Corp	4,628
2,520	*	Hutchinson Technology, Inc	71,694
300	*	Ikanos Communications, Inc	4,422
4,073		Imation Corp	187,643
9,973	*	Integrated Device Technology, Inc	131,444
4,413	*	Integrated Silicon Solutions, Inc	28,420
2,047		Inter-Tel, Inc	40,060
8,900	*	Kemet Corp	62,923
9,789	*	Lattice Semiconductor Corp	42,288
2,019	*	Leadis Technology, Inc	10,398
4,065		Lincoln Electric Holdings, Inc	161,218
1,541	*	Littelfuse, Inc	41,992
2,450		LSI Industries, Inc	38,367
690	*	Mattson Technology, Inc	6,941
1,583	*	Maxtor Corp	10,986
3,736		Maytag Corp	70,312
18,980	*	McData Corp (Class A)	72,124
1,816		Methode Electronics, Inc	18,106
3,644	*	Moog, Inc	103,417
5,677	*	MRV Communications, Inc	11,638
100	*	Multi-Fineline Electronix, Inc	4,817
600		National Presto Industries, Inc	26,610
1,760	*	Oplink Communications Inc	25,520
2,300	*	Optical Communication Products, Inc	5,313
1,187	*	OSI Systems, Inc	21,829
2,397		Park Electrochemical Corp	62,274
1,667	*	Pericom Semiconductor Corp	13,286

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,653	*	Photronics, Inc	$39,954
1,837	*	Pixelworks, Inc	9,332
2,309	*	Plexus Corp	52,507
400	*	PLX Technology, Inc	3,440
5,735	*	Polycom, Inc	87,746
900	*	Powell Industries, Inc	16,164
7,919	*	Power-One, Inc	47,672
13,349	*	Powerwave Technologies, Inc	167,797
5,424	*	Quantum Fuel Systems Technologies Worldwide, Inc	14,536
3,853	*	Rambus, Inc	62,380
20	b,v*	Read-Rite Corp	-
1,442		Regal-Beloit Corp	51,047
19,008	*	RF Micro Devices, Inc	102,833
1,256	*	Seachange International, Inc	9,922
7,755	*	Silicon Storage Technology, Inc	39,163
10,916	*	Skyworks Solutions, Inc	55,562
1,728	*	Standard Microsystems Corp	49,576
400	*	Sunpower Corp	13,596
21,734	*	Sycamore Networks, Inc	93,891
4,852		Technitrol, Inc	82,969
395	*	Tekelec	5,490
13,827	*	Triquint Semiconductor, Inc	61,530
2,433	*	TTM Technologies, Inc	22,870
1,439	*	Ulticom, Inc	14,116
5,386	*	Utstarcom, Inc	43,411
2,935	*	Valence Technology, Inc	4,520
11,164	*	Vitesse Semiconductor Corp	21,435
13,424	*	Zhone Technologies, Inc	28,459
3,430	*	Zoran Corp	55,600

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,888,082

ENGINEERING AND MANAGEMENT SERVICES - 1.65%
1,742	*	Antigenics, Inc	8,292
9,095	*	Applera Corp (Celera Genomics Group)	99,681
707		CDI Corp	19,372
800	*	Diversa Corp	3,840
872	*	Exponent, Inc	24,747
2,079	*	Harris Interactive, Inc	8,960
930	*	Infrasource Services, Inc	12,164
200	*	iRobot Corp	6,666
700	*	Isis Pharmaceuticals, Inc	3,668
400		Landauer, Inc	18,436
2,365		MAXIMUS, Inc	86,772
3,026	*	Maxygen, Inc	22,725
2,724	*	Neurogen Corp	17,951
1,058	*	PRG-Schultz International, Inc	645
4,166	*	Regeneron Pharmaceuticals, Inc	66,448
7,297	*	Savient Pharmaceuticals, Inc	27,291
1,908	*	Seattle Genetics, Inc	9,006
9,500	*	Shaw Group, Inc	276,355

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,000	*	Sourcecorp	$47,960
700		Sypris Solutions, Inc	6,986
1,125	*	Tetra Tech, Inc	17,629
4,984	*	URS Corp	187,448
3,195		Washington Group International, Inc	169,239
2,240		Watson Wyatt & Co Holdings	62,496

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,204,777

FABRICATED METAL PRODUCTS - 1.39%
1,000		Ameron International Corp	45,580
1,900		CIRCOR International, Inc	48,754
7,405		Commercial Metals Co	277,984
1,221	*	Commercial Vehicle Group, Inc	22,930
100		Compx International, Inc	1,602
6,310		Crane Co	222,554
961	*	Earle M Jorgensen Co	8,870
1,537	*	Global Power Equipment Group, Inc	6,947
3,497	*	Griffon Corp	83,263
202		Gulf Island Fabrication, Inc	4,911
519		Lifetime Brands, Inc	10,728
892	*	NCI Building Systems, Inc	37,892
1,168		Silgan Holdings, Inc	42,188
2,541		Sturm Ruger & Co, Inc	17,812
2,064		Valmont Industries, Inc	69,061
1,331	*	Water Pik Technologies, Inc	28,577
2,747		Watts Water Technologies, Inc (Class A)	83,207

		TOTAL FABRICATED METAL PRODUCTS	1,012,860

FOOD AND KINDRED PRODUCTS - 1.50%
2,211		American Italian Pasta Co (Class A)	15,035
300	*	Boston Beer Co, Inc (Class A)	7,500
224		Coca-Cola Bottling Co Consolidated	9,632
9,216		Corn Products International, Inc	220,170
500		Diamond Foods, Inc	9,885
777		Farmer Bros Co	15,027
5,046		Flowers Foods, Inc	139,068
4,743	*	Gold Kist, Inc	70,908
5,726	*	Hercules, Inc	64,704
696		J&J Snack Foods Corp	41,349
2,589		Lancaster Colony Corp	95,922
2,896		Lance, Inc	53,952
1,400	*	M&F Worldwide Corp	22,848
300		National Beverage Corp	2,931
800		Premium Standard Farms, Inc	11,968
3,655	*	Ralcorp Holdings, Inc	145,871
900		Reddy Ice Holdings, Inc	19,629
1,984		Sanderson Farms, Inc	60,572
1,894		Tootsie Roll Industries, Inc	54,793

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

4,107		Topps Co, Inc	$30,515

		TOTAL FOOD AND KINDRED PRODUCTS	1,092,279

FOOD STORES - 0.33%
1,021	*	Great Atlantic & Pacific Tea Co, Inc	32,447
1,200		Ingles Markets, Inc (Class A)	18,780
3,041	*	Pathmark Stores, Inc	30,380
4,073		Ruddick Corp	86,673
1,699		Weis Markets, Inc	73,125

		TOTAL FOOD STORES	241,405

FURNITURE AND FIXTURES - 0.68%
1,100		Bassett Furniture Industries, Inc	20,350
3,898		Ethan Allen Interiors, Inc	142,394
5,881		Furniture Brands International, Inc	131,323
1,255		Hooker Furniture Corp	21,523
1,893	*	Interface, Inc (Class A)	15,560
2,500		Kimball International, Inc (Class B)	26,575
6,391		La-Z-Boy, Inc	86,662
1,431		Stanley Furniture Co, Inc	33,171
1,200	*	Williams Scotsman International, Inc	20,772

		TOTAL FURNITURE AND FIXTURES	498,330

FURNITURE AND HOMEFURNISHINGS STORES - 0.42%
1,546	*	Bell Microproducts, Inc	11,827
1,283	*	Cost Plus, Inc	22,003
2,500		Haverty Furniture Cos, Inc	32,225
5,428	*	Linens 'n Things, Inc	144,385
8,064		Pier 1 Imports, Inc	70,399
3,415	*	The Bombay Co, Inc	10,108
2,564	*	Trans World Entertainment Corp	14,615

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	305,562

GENERAL BUILDING CONTRACTORS - 0.51%
696	*	Avatar Holdings, Inc	38,224
1,970		Levitt Corp (Class A)	44,798
1,559		M/I Homes, Inc	63,327
1,146	*	Palm Harbor Homes, Inc	21,545
1,081	*	Perini Corp	26,106
1,980		Technical Olympic USA, Inc	41,758
4,263	*	WCI Communities, Inc	114,461
238	*	William Lyon Homes, Inc	24,014

		TOTAL GENERAL BUILDING CONTRACTORS	374,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 0.59%
4,202	*	99 Cents Only Stores	$43,953
11,534	*	Big Lots, Inc	138,523
742		Bon-Ton Stores, Inc	14,194
798	*	Cabela's, Inc	13,247
6,218		Casey's General Stores, Inc	154,206
200	*	Conn's, Inc	7,374
2,023		Fred's, Inc	32,914
1,994	*	Retail Ventures, Inc	24,805

		TOTAL GENERAL MERCHANDISE STORES	429,216

HEALTH SERVICES - 0.69%
403	*	Alliance Imaging, Inc	2,398
2,841	*	Allied Healthcare International, Inc	17,444
676	*	American Dental Partners, Inc	12,222
500		Brookdale Senior Living, Inc	14,905
345	*	Corvel Corp	6,551
2,962	*	Cross Country Healthcare, Inc	52,664
2,281	*	Genesis HealthCare Corp	83,302
1,049	*	Gentiva Health Services, Inc	15,462
7,821		Hooper Holmes, Inc	19,944
3,484	*	Kindred Healthcare, Inc	89,748
2,886	*	Magellan Health Services, Inc	90,765
867	*	Medcath Corp	16,083
455		National Healthcare Corp	17,008
774	*	Odyssey HealthCare, Inc	14,427
1,600	*	RehabCare Group, Inc	32,320
300	*	Specialty Laboratories, Inc	3,915
314	*	Sunrise Senior Living, Inc	10,585
200	*	Symbion, Inc	4,600

		TOTAL HEALTH SERVICES	504,343

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.20%
4,152		Granite Construction, Inc	149,098

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	149,098

HOLDING AND OTHER INVESTMENT OFFICES - 11.18%
1,700	*	4Kids Entertainment, Inc	26,673
4,000		Aames Investment Corp	25,840
3,026		Acadia Realty Trust	60,671
3,193		Affordable Residential Communities	30,429
1,120		Agree Realty Corp	32,368
1,865		Alexandria Real Estate Equities, Inc	150,133
2,100		American Campus Communities, Inc	52,080
5,230		American Home Mortgage Investment Corp	170,341
3,100		AMLI Residential Properties Trust	117,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

6,515		Anthracite Capital, Inc	$68,603
5,581		Anworth Mortgage Asset Corp	40,741
7,669		Apollo Investment Corp	137,505
1,519		Arbor Realty Trust, Inc	39,372
4,616		Ashford Hospitality Trust, Inc	48,422
1,800		Bedford Property Investors	39,492
2,800		Bimini Mortgage Management, Inc (Class A)	25,340
5,371		BioMed Realty Trust, Inc	131,052
2,105	*	Boykin Lodging Co	25,723
6,832		Brandywine Realty Trust	190,681
3,235		Capital Lease Funding, Inc	34,065
331		Capital Southwest Corp	29,955
1,433		Capital Trust, Inc	41,958
3,115		Cedar Shopping Centers, Inc	43,828
1,500		CentraCore Properties Trust	40,305
5,432		Colonial Properties Trust	228,035
1,700		Columbia Equity Trust, Inc	27,455
6,341		Commercial Net Lease Realty, Inc	129,166
3,718		Corporate Office Properties Trust	132,138
2,704		Cousins Properties, Inc	76,523
1,868	*	Criimi MAE, Inc	36,986
2,600		Deerfield Triarc Capital Corp	35,620
2,719		DiamondRock Hospitality Co	32,519
1,301		Digital Realty Trust, Inc	29,442
2,326		EastGroup Properties, Inc	105,042
5,111		ECC Capital Corp	11,551
3,218		Education Realty Trust, Inc	41,480
205	*	Enstar Group, Inc	13,581
1,021		Entertainment Properties Trust	41,606
6,613		Equity Inns, Inc	89,606
1,000		Equity Lifestyle Properties, Inc	44,500
4,399		Equity One, Inc	101,705
6,237		Extra Space Storage, Inc	96,050
6,146		FelCor Lodging Trust, Inc	105,773
5,856		Fieldstone Investment Corp	69,452
5,262		First Industrial Realty Trust, Inc	202,587
2,373		First Potomac Realty Trust	63,122
1,380		Gladstone Capital Corp	29,504
1,100		Gladstone Investment Corp	14,949
3,811		Glenborough Realty Trust, Inc	68,979
3,317		GMH Communities Trust	51,447
2,248		Government Properties Trust, Inc	20,974
1,942		Gramercy Capital Corp	44,239
3,299		Heritage Property Investment Trust	110,186
2,200		Hersha Hospitality Trust	19,822
6,102		Highland Hospitality Corp	67,427
6,401		Highwoods Properties, Inc	182,108
3,801		Home Properties, Inc	155,081
6,764		HomeBanc Corp	50,595
9,231		IMPAC Mortgage Holdings, Inc	86,864
2,476		Inland Real Estate Corp	36,620
5,130		Innkeepers U.S.A. Trust	82,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

5,199		Investors Real Estate Trust	$47,987
2,900		iShares Russell 2000 Value Index Fund	191,197
1,500		JER Investors Trust, Inc	25,425
2,174		Kilroy Realty Corp	134,571
3,298		Kite Realty Group Trust	51,020
4,000		LaSalle Hotel Properties	146,880
5,700		Lexington Corporate Properties Trust	121,410
2,780		LTC Properties, Inc	58,463
5,119		Luminent Mortgage Capital, Inc	38,444
4,250		Maguire Properties, Inc	131,325
1,100		Medical Properties Trust, Inc	10,758
10,800	*	MeriStar Hospitality Corp	101,520
9,040		MFA Mortgage Investments, Inc	51,528
2,116		Mid-America Apartment Communities, Inc	102,626
3,224		MortgageIT Holdings, Inc	44,040
2,736		National Health Investors, Inc	71,027
737		National Health Realty, Inc	13,686
7,337		Nationwide Health Properties, Inc	157,012
5,203		Newcastle Investment Corp	129,295
1,000		Newkirk Realty Trust, Inc	15,500
3,295		NorthStar Realty Finance Corp	33,576
3,405		Novastar Financial, Inc	95,715
869		Omega Healthcare Investors, Inc	10,941
935		One Liberty Properties, Inc	17,213
2,064		Origen Financial, Inc	14,696
1,700		Parkway Properties, Inc	68,238
4,397		Pennsylvania Real Estate Investment Trust	164,272
4,880		Post Properties, Inc	194,956
5,481		Prentiss Properties Trust	222,967
2,000		PS Business Parks, Inc	98,400
1,658		RAIT Investment Trust	42,975
1,900		Ramco-Gershenson Properties	50,635
2,395		Redwood Trust, Inc	98,818
904	*	Rockville Financial, Inc	11,797
5,981		Saxon Capital, Inc	67,765
7,287		Senior Housing Properties Trust	123,223
2,217		Sizeler Property Investors, Inc	28,488
1,904		Sovran Self Storage, Inc	89,431
8,110		Spirit Finance Corp	92,049
4,638		Strategic Hotel Capital, Inc	95,450
1,058		Sun Communities, Inc	33,221
3,655		Sunstone Hotel Investors, Inc	97,113
2,686		Taubman Centers, Inc	93,339
8,000		Trustreet Properties, Inc	116,960
1,112		Universal Health Realty Income Trust	34,850
2,500		Urstadt Biddle Properties, Inc (Class A)	40,525
5,032		U-Store-It Trust	105,924
3,200		Winston Hotels, Inc	31,680

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,157,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 1.11%
546		Ameristar Casinos, Inc	$12,394
4,254	*	Aztar Corp	129,279
1,925	*	Bluegreen Corp	30,415
2,837	*	Gaylord Entertainment Co	123,665
900	*	Great Wolf Resorts, Inc	9,279
24,700	*	La Quinta Corp	275,158
3,000	*	Lodgian, Inc	32,190
2,386		Marcus Corp	56,071
575	*	MTR Gaming Group, Inc	5,986
466	*	Riviera Holdings Corp	7,638
3,806	*	Vail Resorts, Inc	125,712

		TOTAL HOTELS AND OTHER LODGING PLACES	807,787

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.65%
7,653	*	Advanced Digital Information Corp	74,923
10,944	*	AGCO Corp	181,342
740		Alamo Group, Inc	15,170
3,515		Albany International Corp (Class A)	127,102
5,709	*	Asyst Technologies, Inc	32,655
12,617	*	Axcelis Technologies, Inc	60,183
2,019		Black Box Corp	95,660
600	*	Blount International, Inc	9,558
6,287		Briggs & Stratton Corp	243,873
2,928	*	Brooks Automation, Inc	36,688
1,459		Cascade Corp	68,442
600	*	Cirrus Logic, Inc	4,008
2,475		Curtiss-Wright Corp	135,135
5,258	*	Dot Hill Systems Corp	36,438
700	*	Dril-Quip, Inc	33,040
523	*	Emulex Corp	10,350
2,515	*	EnPro Industries, Inc	67,779
12,873	*	Entegris, Inc	121,264
4,825	*	Extreme Networks, Inc	22,919
6,698	*	Flowserve Corp	264,973
3,074	*	Gardner Denver, Inc	151,548
1,415	*	Gehl Co	37,144
611	*	Global Imaging Systems, Inc	21,159
1,000		Gorman-Rupp Co	22,110
926	*	Kadant, Inc	17,131
1,642		Kaydon Corp	52,774
4,579		Kennametal, Inc	233,712
1,969	*	Komag, Inc	68,246
1,274	*	Kulicke & Soffa Industries, Inc	11,262
1,898		Lennox International, Inc	53,524
642		Lindsay Manufacturing Co	12,346
312		Lufkin Industries, Inc	15,559
560		Manitowoc Co, Inc	28,123
356	*	Mestek, Inc	4,664
4,274		Modine Manufacturing Co	139,290

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

700		Nacco Industries, Inc (Class A)	$82,005
408		NN, Inc	4,325
1,542		Nordson Corp	62,466
6,090	*	Nuance Communications, Inc	46,466
340	*	Oil States International, Inc	10,771
356	*	Omega Flex, Inc	6,191
4,658	*	Palm, Inc	148,124
3,877	*	Paxar Corp	76,106
318	*	ProQuest Co	8,875
21,990	*	Quantum Corp	67,070
300	*	Rackable Systems, Inc	8,544
600	*	RBC Bearings, Inc	9,750
1,400		Robbins & Myers, Inc	28,490
1,006		Sauer-Danfoss, Inc	18,923
1,622	*	Semitool, Inc	17,647
1,500		Standex International Corp	41,640
743		Stewart & Stevenson Services, Inc	15,700
1,920		Tecumseh Products Co (Class A)	43,987
918		Tennant Co	47,736
355	*	Ultratech, Inc	5,829
914	*	VeriFone Holdings, Inc	23,124
1,228		Woodward Governor Co	105,620

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,389,483

INSTRUMENTS AND RELATED PRODUCTS - 2.97%
1,644		Analogic Corp	78,665
2,245	*	Anaren, Inc	35,089
246		Badger Meter, Inc	9,653
2,109	*	Bio-Rad Laboratories, Inc (Class A)	138,013
800	*	Bruker BioSciences Corp	3,888
3,282	*	Caliper Life Sciences, Inc	19,298
3,793	*	Coherent, Inc	112,576
1,919		Cohu, Inc	43,888
3,576	*	Conmed Corp	84,608
7,174	*	Credence Systems Corp	49,931
1,450		Datascope Corp	47,923
813	*	DJ Orthopedics, Inc	22,423
1,796		DRS Technologies, Inc	92,350
1,299	*	Encore Medical Corp	6,430
456	*	ESCO Technologies, Inc	20,287
3,114	*	Esterline Technologies Corp	115,810
300	*	ev3, Inc	4,422
398	*	Excel Technology, Inc	9,464
351	*	FEI Co	6,729
431	*	HealthTronics, Inc	3,297
1,449	*	Herley Industries, Inc	23,923
504	*	Hologic, Inc	19,112
708	*	ICU Medical, Inc	27,761
8,373	*	Input/Output, Inc	58,862
3,758		Invacare Corp	118,339

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

300		Keithley Instruments, Inc	$4,194
8,436	*	Kopin Corp	45,133
1,481	*	LeCroy Corp	22,644
7,361	*	LTX Corp	33,125
1,547	*	Merit Medical Systems, Inc	18,781
3,912	*	MKS Instruments, Inc	69,986
656	*	Molecular Devices Corp	18,978
2,197		Movado Group, Inc	40,205
781		MTS Systems Corp	27,054
7,128	*	Nanogen, Inc	18,675
4,197	*	Newport Corp	56,827
595		Oakley, Inc	8,741
1,421	*	OccuLogix, Inc	10,231
200	*	Photon Dynamics, Inc	3,656
1,800	*	Rofin-Sinar Technologies, Inc	78,246
1,050	*	Rudolph Technologies, Inc	13,524
7,318		STERIS Corp	183,096
1,759	*	Sybron Dental Specialties, Inc	70,026
158	*	Teledyne Technologies, Inc	4,598
3,897	*	Varian, Inc	155,062
1,381	*	Veeco Instruments, Inc	23,933
3,060	*	Viasys Healthcare, Inc	78,642
594	*	Viisage Technology, Inc	10,460
203		Vital Signs, Inc	8,692
385	*	Zoll Medical Corp	9,698

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,166,948

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
1,700		Clark, Inc	22,525
2,367		Crawford & Co (Class B)	13,634
3,225		Hilb Rogal & Hobbs Co	124,195
400	*	James River Group, Inc	7,940
5,735	*	USI Holdings Corp	78,971

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	247,265

INSURANCE CARRIERS - 4.04%
3,861		21st Century Insurance Group	62,471
1,000		Affirmative Insurance Holdings, Inc	14,590
4,000		Alfa Corp	64,400
4,035		American Equity Investment Life Holding Co	52,657
900	*	American Physicians Capital, Inc	41,211
1,668	*	Argonaut Group, Inc	54,660
1,000		Baldwin & Lyons, Inc (Class B)	24,300
2,079		Bristol West Holdings, Inc	39,563
4,181	*	Ceres Group, Inc	21,616
4,497	*	Citizens, Inc	24,509
2,000	*	CNA Surety Corp	29,140
3,342		Delphi Financial Group, Inc (Class A)	153,765

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,764		Direct General Corp	$29,812
1,133		Donegal Group, Inc	26,331
700		EMC Insurance Group, Inc	13,958
1,600		FBL Financial Group, Inc (Class A)	52,496
2,040	*	First Acceptance Corp	20,992
1,219	*	Fpic Insurance Group, Inc	42,299
1,014		Great American Financial Resources, Inc	20,118
1,556		Harleysville Group, Inc	41,234
5,200		Horace Mann Educators Corp	98,592
520		Independence Holding Co	10,166
2,482		Infinity Property & Casualty Corp	92,355
400		Kansas City Life Insurance Co	20,032
2,534	*	KMG America Corp	23,262
2,205		LandAmerica Financial Group, Inc	137,592
1,100		Midland Co	39,644
255		National Western Life Insurance Co (Class A)	52,762
678	*	Navigators Group, Inc	29,568
1,415		Odyssey Re Holdings Corp	35,488
7,666		Ohio Casualty Corp	217,101
11,418		Phoenix Cos, Inc	155,742
3,817	*	PMA Capital Corp (Class A)	34,849
2,481		Presidential Life Corp	47,238
1,983	*	ProAssurance Corp	96,453
600		Republic Cos Group, Inc	9,288
2,758		RLI Corp	137,541
1,326		Safety Insurance Group, Inc	53,531
918	*	SeaBright Insurance Holdings, Inc	15,266
3,421		Selective Insurance Group, Inc	181,655
1,678		State Auto Financial Corp	61,180
2,100		Stewart Information Services Corp	102,207
1,700		Tower Group, Inc	37,366
1,100	*	Triad Guaranty, Inc	48,389
4,297		UICI	152,586
2,084		United Fire & Casualty Co	84,256
1,660	*	Universal American Financial Corp	25,033
2,546		Zenith National Insurance Corp	117,422

		TOTAL INSURANCE CARRIERS	2,946,686

JUSTICE, PUBLIC ORDER AND SAFETY - 0.13%
1,466	*	Corrections Corp of America	65,926
1,203	*	Geo Group, Inc	27,585

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	93,511

LEATHER AND LEATHER PRODUCTS - 0.28%
2,200		Brown Shoe Co, Inc	93,346
546	*	Genesco, Inc	21,179
1,600		Steven Madden Ltd	46,768
750		Weyco Group, Inc	14,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,416		Wolverine World Wide, Inc	$31,803

		TOTAL LEATHER AND LEATHER PRODUCTS	207,421

LEGAL SERVICES - 0.15%
4,088	*	FTI Consulting, Inc	112,175

		TOTAL LEGAL SERVICES	112,175

LUMBER AND WOOD PRODUCTS - 0.19%
900		Skyline Corp	32,760
1,959		Universal Forest Products, Inc	108,235

		TOTAL LUMBER AND WOOD PRODUCTS	140,995

METAL MINING - 0.08%
4,892	*	Stillwater Mining Co	56,600

		TOTAL METAL MINING	56,600

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.53%
3,184		Blyth, Inc	66,705
9,351		Callaway Golf Co	129,418
2,400	*	Jakks Pacific, Inc	50,256
5,705	*	K2, Inc	57,678
1,305	*	RC2 Corp	46,354
1,410		Russ Berrie & Co, Inc	16,102
931	*	Steinway Musical Instruments, Inc	23,750

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	390,263

MISCELLANEOUS RETAIL - 0.57%
4,151	*	Alloy, Inc	11,996
551		Blair Corp	21,456
2,851		Cash America International, Inc	66,115
2,575	*	dELiA*s, Inc	21,373
239	*	dELiA*s, Inc	239
200	*	Golf Galaxy, Inc	3,830
719	*	Jill (J.) Group, Inc	13,683
519		Longs Drug Stores Corp	18,886
1,115	*	Sharper Image Corp	10,860
2,429	*	Sports Authority, Inc	75,615
1,300	*	Systemax, Inc	8,112
952	*	Valuevision International, Inc (Class A)	11,995
6,018	*	Zale Corp	151,353

		TOTAL MISCELLANEOUS RETAIL	415,513

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

MOTION PICTURES - 0.28%
23,636		Blockbuster, Inc (Class A)	$88,635
1,476		Carmike Cinemas, Inc	37,431
4,640	*	Denny's Corp	18,699
5,956	*	Time Warner Telecom, Inc (Class A)	58,667

		TOTAL MOTION PICTURES	203,432

NONDEPOSITORY INSTITUTIONS - 1.04%
720	*	Accredited Home Lenders Holding Co	35,698
2,152		Advanta Corp (Class B)	69,811
2,778		Ares Capital Corp	44,642
1,827		Beverly Hills Bancorp, Inc	18,946
4,999		CharterMac	105,879
1,620	*	CompuCredit Corp	62,338
1,227		Delta Financial Corp	10,282
9,207		Doral Financial Corp	97,594
1,700	b,*	DVI, Inc	1
281	*	Encore Capital Group, Inc	4,875
1,314		Federal Agricultural Mortgage Corp (Class C)	39,328
2,179		Financial Federal Corp	96,857
479	*	First Cash Financial Services, Inc	13,968
6,378		MCG Capital Corp	93,055
1,190		NGP Capital Resources Co	15,625
4,127	*	Ocwen Financial Corp	35,905
900		Technology Investment Capital Corp	13,590

		TOTAL NONDEPOSITORY INSTITUTIONS	758,394

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
2,386		Compass Minerals International, Inc	58,552

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	58,552

OIL AND GAS EXTRACTION - 3.63%
699	*	Atlas America, Inc	42,094
413		Berry Petroleum Co (Class A)	23,624
1,552	*	Bill Barrett Corp	59,923
1,614	*	Bois d'Arc Energy, Inc	25,598
3,447	*	Brigham Exploration Co	40,881
400	*	Bronco Drilling Co, Inc	9,204
3,110		Cabot Oil & Gas Corp (Class A)	140,261
1,320	*	Callon Petroleum Co	23,298
828	*	Carrizo Oil & Gas, Inc	20,460
9,877		Cimarex Energy Co	424,810
1,929	*	Edge Petroleum Corp	48,051
3,812	*	Encore Acquisition Co	122,136
3,505	*	Energy Partners Ltd	76,374
5,222	*	Global Industries Ltd	59,270

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

11,012	*	Hanover Compressor Co	$155,379
4,686	*	Harvest Natural Resources, Inc	41,612
400	*	Hercules Offshore, Inc	11,364
3,529	*	Houston Exploration Co	186,331
2,475	*	McMoRan Exploration Co	48,931
10,378	*	Meridian Resource Corp	43,588
2,957	*	Newpark Resources, Inc	22,562
217	*	Oceaneering International, Inc	10,802
800	v*	PetroCorp (Escrow)	(0)
3,739	*	PetroHawk Energy Corp	49,430
100	*	Petroleum Development Corp	3,334
4,881	*	Petroquest Energy, Inc	40,415
372	*	Remington Oil & Gas Corp	13,578
1,232		RPC, Inc	32,451
2,082	*	SEACOR Holdings, Inc	141,784
1,595		St. Mary Land & Exploration Co	58,712
2,971	*	Stone Energy Corp	135,270
300	*	Superior Well Services, Inc	7,128
3,400	*	Swift Energy Co	153,238
5,191	*	Transmontaigne, Inc	34,261
300	*	Union Drilling, Inc	4,359
4,141	*	Veritas DGC, Inc	146,964
500		W&T Offshore, Inc	14,700
4,372	*	Whiting Petroleum Corp	174,880

		TOTAL OIL AND GAS EXTRACTION	2,647,057

PAPER AND ALLIED PRODUCTS - 1.30%
6,707		Bowater, Inc	206,039
3,900	*	Buckeye Technologies, Inc	31,395
3,500	*	Caraustar Industries, Inc	30,415
2,400		Chesapeake Corp	40,752
5,276		Glatfelter	74,866
7,818	*	Graphic Packaging Corp	17,825
200		Greif, Inc (Class A)	13,256
6,170		Longview Fibre Co	128,398
3,436	*	Mercer International, Inc	27,007
1,650		Neenah Paper, Inc	46,200
3,500		Potlatch Corp	178,430
3,700		Rock-Tenn Co (Class A)	50,505
1,800		Schweitzer-Mauduit International, Inc	44,604
5,215		Wausau Paper Corp	61,798

		TOTAL PAPER AND ALLIED PRODUCTS	951,490

PERSONAL SERVICES - 0.51%
1,200		Angelica Corp	19,848
2,720	*	Coinstar, Inc	62,098
2,324		G & K Services, Inc (Class A)	91,217
4,329		Regis Corp	166,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,100		Unifirst Corp	$34,210

		TOTAL PERSONAL SERVICES	374,343

PETROLEUM AND COAL PRODUCTS - 0.12%
400	*	Alon USA Energy, Inc	7,860
630	*	Giant Industries, Inc	32,735
407		Holly Corp	23,960
800		WD-40 Co	21,008

		TOTAL PETROLEUM AND COAL PRODUCTS	85,563

PRIMARY METAL INDUSTRIES - 2.57%
5,251		Belden CDT, Inc	128,282
2,300	*	Brush Engineered Materials, Inc	36,570
3,016		Carpenter Technology Corp	212,538
2,722	*	Century Aluminum Co	71,344
2,765	*	Chaparral Steel Co	83,641
3,844	*	CommScope, Inc	77,380
1,917	*	Encore Wire Corp	43,631
3,436	*	General Cable Corp	67,689
2,174		Gibraltar Industries, Inc	49,872
2,833	*	Maverick Tube Corp	112,923
3,215		Mueller Industries, Inc	88,155
4,249	*	Oregon Steel Mills, Inc	125,006
435		Quanex Corp	21,737
1,333		Roanoke Electric Steel Corp	31,459
2,700	*	RTI International Metals, Inc	102,465
2,624		Schnitzer Steel Industries, Inc (Class A)	80,268
4,945		Steel Dynamics, Inc	175,597
575		Steel Technologies, Inc	16,094
2,054	*	Superior Essex, Inc	41,409
2,765		Texas Industries, Inc	137,808
84	*	Titanium Metals Corp	5,314
1,475		Tredegar Corp	19,013
1,049	*	Wheeling-Pittsburgh Corp	9,462
7,334		Worthington Industries, Inc	140,886

		TOTAL PRIMARY METAL INDUSTRIES	1,878,543

PRINTING AND PUBLISHING - 1.11%
3,068		Banta Corp	152,786
2,500		Bowne & Co, Inc	37,100
159	*	Consolidated Graphics, Inc	7,527
720		Courier Corp	24,725
794		CSS Industries, Inc	24,400
3,200		Ennis, Inc	58,144
358		John H Harland Co	13,461
2,996		Journal Communications, Inc	41,794

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,622		Journal Register Co	$39,199
2,578		Media General, Inc (Class A)	130,705
17,670	*	Primedia, Inc	28,449
1,810		Reader's Digest Association, Inc (Class A)	27,548
654		Schawk, Inc	13,571
4,042	*	Scholastic Corp	115,237
2,054		Standard Register Co	32,474
489		Thomas Nelson, Inc	12,054
1,753	*	Valassis Communications, Inc	50,960

		TOTAL PRINTING AND PUBLISHING	810,134

RAILROAD TRANSPORTATION - 0.18%
291	*	Genesee & Wyoming, Inc (Class A)	10,927
4,785	*	Kansas City Southern Industries, Inc	116,898

		TOTAL RAILROAD TRANSPORTATION	127,825

REAL ESTATE - 0.45%
4,800	*	Alderwoods Group, Inc	76,176
923	*	California Coastal Communities, Inc	36,209
502		Jones Lang LaSalle, Inc	25,276
400		Orleans Homebuilders, Inc	7,340
12,800		Stewart Enterprises, Inc (Class A)	69,248
4,000	*	Trammell Crow Co	102,600
348	*	United Capital Corp	8,585
500	*	ZipRealty, Inc	4,210

		TOTAL REAL ESTATE	329,644

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.60%
1,696	*	Applied Films Corp	35,226
7,872		Cooper Tire & Rubber Co	120,599
210	*	Deckers Outdoor Corp	5,800
3,778		Schulman (A.), Inc	81,303
2,300	*	Skechers U.S.A., Inc (Class A)	35,236
3,862		Spartech Corp	84,771
1,715		Titan International, Inc	29,584
2,187		Tupperware Corp	48,989

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	441,508

SECURITY AND COMMODITY BROKERS - 1.15%
1,200	*	Archipelago Holdings, Inc	59,724
317		Cohen & Steers, Inc	5,906
500		GAMCO Investors, Inc	21,765
1,500	*	IntercontinentalExchange, Inc	54,525
4,880	*	Investment Technology Group, Inc	172,947

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

13,214	*	Knight Capital Group, Inc	$130,686
6,660	*	LaBranche & Co, Inc	67,333
1,715	*	MarketAxess Holdings, Inc	19,602
1,797	*	Nasdaq Stock Market, Inc	63,218
2,463	*	Piper Jaffray Cos	99,505
1,418		Sanders Morris Harris Group, Inc	23,241
1,034	*	Stifel Financial Corp	38,868
1,900		SWS Group, Inc	39,786
2,136		Waddell & Reed Financial, Inc (Class A)	44,792

		TOTAL SECURITY AND COMMODITY BROKERS	841,898

SOCIAL SERVICES - 0.06%
2,425	*	Res-Care, Inc	42,122

		TOTAL SOCIAL SERVICES	42,122

SPECIAL TRADE CONTRACTORS - 0.77%
2,454	*	AsiaInfo Holdings, Inc	9,767
4,776		Comfort Systems USA, Inc	43,939
4,953	*	Dycom Industries, Inc	108,966
1,841	*	EMCOR Group, Inc	124,323
3,042	*	Insituform Technologies, Inc (Class A)	58,923
1,195	*	Layne Christensen Co	30,389
14,094	*	Quanta Services, Inc	185,618

		TOTAL SPECIAL TRADE CONTRACTORS	561,925

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
2,609		Apogee Enterprises, Inc	42,318
474	*	Cabot Microelectronics Corp	13,902
1,662		Libbey, Inc	16,986

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	73,206

TEXTILE MILL PRODUCTS - 0.08%
1,284	*	Dixie Group, Inc	17,694
569		Oxford Industries, Inc	31,124
981		Xerium Technologies, Inc	8,250

		TOTAL TEXTILE MILL PRODUCTS	57,068

TOBACCO PRODUCTS - 0.28%
3,173		Universal Corp (Virginia)	137,581
3,640		Vector Group Ltd	66,139

		TOTAL TOBACCO PRODUCTS	203,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.67%
2,677	*	ABX Air, Inc	$20,961
3,300	*	Alaska Air Group, Inc	117,876
1,477	*	EGL, Inc	55,491
3,531	*	Frontier Airlines, Inc	32,626
1,455	*	MAIR Holdings, Inc	6,853
1,828	*	Mesa Air Group, Inc	19,121
2,772	*	Offshore Logistics, Inc	80,942
1,408	*	Republic Airways Holdings, Inc	21,402
5,002		Skywest, Inc	134,354

		TOTAL TRANSPORTATION BY AIR	489,626

TRANSPORTATION EQUIPMENT - 2.43%
2,000		A.O. Smith Corp	70,200
1,399	*	AAR Corp	33,506
705	*	Accuride Corp	9,095
2,555	*	Aftermarket Technology Corp	49,669
5,136		American Axle & Manufacturing Holdings, Inc	94,143
1,631		Arctic Cat, Inc	32,718
4,142	*	Armor Holdings, Inc	176,656
8,615		ArvinMeritor, Inc	123,970
1,573		Clarcor, Inc	46,734
1,800		Coachmen Industries, Inc	21,258
5,958		Federal Signal Corp	89,430
5,302	*	Fleetwood Enterprises, Inc	65,480
1,003		Freightcar America, Inc	48,224
2,515	*	Group 1 Automotive, Inc	79,046
4,472	*	Hayes Lemmerz International, Inc	15,741
577		Heico Corp	14,933
800	*	K&F Industries Holdings, Inc	12,288
2,662		Kaman Corp (Class A)	52,415
3,127		Monaco Coach Corp	41,589
259		Noble International Ltd	5,398
4,805	*	Orbital Sciences Corp	61,696
1,190	*	R&B, Inc	11,281
788	*	Sequa Corp (Class A)	54,411
1,788		Standard Motor Products, Inc	16,503
2,671		Superior Industries International, Inc	59,456
5,328	*	Tenneco, Inc	104,482
5,029		Trinity Industries, Inc	221,628
1,900	*	Triumph Group, Inc	69,559
14,425	*	Visteon Corp	90,301

		TOTAL TRANSPORTATION EQUIPMENT	1,771,810

TRANSPORTATION SERVICES - 0.34%
5,299		GATX Corp	191,188
2,486	*	Pegasus Solutions, Inc	22,299
2,848	*	RailAmerica, Inc	31,300

		TOTAL TRANSPORTATION SERVICES	244,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

TRUCKING AND WAREHOUSING - 0.51%
2,685		Arkansas Best Corp	$117,281
997	*	Covenant Transport, Inc (Class A)	13,938
414		Forward Air Corp	15,173
1,798	*	Frozen Food Express Industries	19,832
1,785	*	Marten Transport Ltd	32,523
374	*	P.A.M. Transportation Services, Inc	6,653
1,821	*	SCS Transportation, Inc	38,696
1,481	*	SIRVA, Inc	11,848
897	*	U.S. Xpress Enterprises, Inc (Class A)	15,590
267	*	USA Truck, Inc	7,778
4,730		Werner Enterprises, Inc	93,181

		TOTAL TRUCKING AND WAREHOUSING	372,493

WATER TRANSPORTATION - 0.10%
1,755	*	Gulfmark Offshore, Inc	51,983
700		Horizon Lines, Inc	8,491
219	*	Kirby Corp	11,425
100		Maritrans, Inc	2,602

		TOTAL WATER TRANSPORTATION	74,501

WHOLESALE TRADE-DURABLE GOODS - 1.58%
3,500		Agilysys, Inc	63,770
344		Applied Industrial Technologies, Inc	11,589
2,090		Barnes Group, Inc	68,970
187		BlueLinx Holdings, Inc	2,104
1,219		Building Material Holding Corp	83,148
1,260	*	Castle (A.M.) & Co	27,518
511	*	Digi International, Inc	5,360
2,010	*	Genesis Microchip, Inc	36,361
6,704		Hughes Supply, Inc	240,338
1,173	*	Huttig Building Products, Inc	9,853
13,346		IKON Office Solutions, Inc	138,932
5,060	*	Insight Enterprises, Inc	99,227
653	*	Keystone Automotive Industries, Inc	20,556
367		Lawson Products, Inc	13,851
200	*	MWI Veterinary Supply, Inc	5,162
1,858		Owens & Minor, Inc	51,151
4,884		PEP Boys-Manny Moe & Jack	72,723
1,226		Reliance Steel & Aluminum Co	74,933
3,011		Ryerson Tull, Inc	73,228
454	*	Strattec Security Corp	18,351
1,770	*	Tyler Technologies, Inc	15,541
1,253	*	West Marine, Inc	17,517

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,150,183

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.03%
3,296	*	BioScrip, Inc	$24,852
3,502	*	Hain Celestial Group, Inc	74,102
2,500		Handleman Co	31,050
100		Kenneth Cole Productions, Inc (Class A)	2,550
612		K-Swiss, Inc (Class A)	19,853
3,152		Myers Industries, Inc	45,956
1,538		Nash Finch Co	39,188
4,632	*	Performance Food Group Co	131,410
1,137	*	Perry Ellis International, Inc	21,603
1,739	*	School Specialty, Inc	63,369
1,600	*	Smart & Final, Inc	20,608
3,274	*	Source Interlink Cos, Inc	36,407
897	*	Spartan Stores, Inc	9,347
4,600		Stride Rite Corp	62,376
796		The Andersons, Inc	34,292
2,760	*	United Stationers, Inc	133,860

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	750,823

		TOTAL COMMON STOCKS	72,752,867
		(Cost $61,164,921)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.18%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.18%
$ 130,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	129,952

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	129,952

		TOTAL SHORT-TERM INVESTMENTS	129,952
		(Cost $129,975)

		TOTAL PORTFOLIO- 99.88%	72,882,819
		(Cost $61,294,896)

		OTHER ASSETS & LIABILITIES, NET - 0.12%	85,122

		NET ASSETS -100.00%	$72,967,941

	*	Non-income producing
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 100.00%

AGRICULTURAL PRODUCTION-CROPS - 0.16%
500		Alico, Inc	$22,595
5,500		Chiquita Brands International, Inc	110,055
4,658		Delta & Pine Land Co	107,180
1,000	*	John B. Sanfilippo & Son	12,930

		TOTAL AGRICULTURAL PRODUCTION-CROPS	252,760

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.04%
43		Seaboard Corp	64,973

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	64,973

AMUSEMENT AND RECREATION SERVICES - 0.52%
6,733	*	Alliance Gaming Corp	87,663
1,000		Churchill Downs, Inc	36,730
1,375		Dover Downs Gaming & Entertainment, Inc	19,456
2,531		Dover Motorsports, Inc	15,464
4,275	*	Leapfrog Enterprises, Inc	49,804
3,114	*	Life Time Fitness, Inc	118,612
4,080	*	Magna Entertainment Corp (Class A)	29,131
3,489	*	Multimedia Games, Inc	32,273
5,335	*	Pinnacle Entertainment, Inc	131,828
12,446	*	Six Flags, Inc	95,959
2,082		Speedway Motorsports, Inc	72,183
2,636	*	Sunterra Corp	37,484
2,891	*	WMS Industries, Inc	72,535
2,780		World Wrestling Entertainment, Inc	40,810

		TOTAL AMUSEMENT AND RECREATION SERVICES	839,932

APPAREL AND ACCESSORY STORES - 1.59%
7,471	*	Aeropostale, Inc	196,487
1,000		Buckle, Inc	32,240
2,233		Burlington Coat Factory Warehouse Corp	89,789
1,626	*	Cache, Inc	28,162
2,418	*	Carter's, Inc	142,299
3,396	*	Casual Male Retail Group, Inc	20,817
4,002		Cato Corp (Class A)	85,843
2,000	*	Charlotte Russe Holding, Inc	41,660
15,900	*	Charming Shoppes, Inc	209,880
2,824	*	Children's Place Retail Stores, Inc	139,562
4,650		Christopher & Banks Corp	87,327
492	*	Citi Trends, Inc	21,003
600		DEB Shops, Inc	17,838
2,894	*	Dress Barn, Inc	111,737
1,600	*	DSW, Inc	41,952
5,592		Finish Line, Inc (Class A)	97,413

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,500		Goody's Family Clothing, Inc	$23,975
5,892	*	HOT Topic, Inc	83,961
2,988	*	Jo-Ann Stores, Inc	35,258
1,835	*	JOS A Bank Clothiers, Inc	79,657
1,864	*	New York & Co, Inc	39,517
10,160	*	Pacific Sunwear Of California, Inc	253,187
8,848	*	Payless Shoesource, Inc	222,085
987	*	Shoe Carnival, Inc	21,635
3,691		Stage Stores, Inc	109,918
998		Syms Corp	14,411
3,150		Talbots, Inc	87,633
8,711	*	The Wet Seal, Inc	38,677
4,594	*	Too, Inc	129,597
1,600	*	Under Armour, Inc	61,296
2,296	*	Wilsons The Leather Experts, Inc	8,334

		TOTAL APPAREL AND ACCESSORY STORES	2,573,150

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
3,700	*	DHB Industries, Inc	16,539
2,201	*	Guess ?, Inc	78,355
4,199	*	Gymboree Corp	98,256
3,619	*	Hartmarx Corp	28,264
4,292	*	Innovo Group, Inc	4,421
3,744		Kellwood Co	89,407
1,600	*	Maidenform Brands, Inc	20,256
4,298		Phillips-Van Heusen Corp	139,255
4,506		Russell Corp	60,651
700	*	Volcom, Inc	23,807
6,083	*	Warnaco Group, Inc	162,538

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	721,749

AUTO REPAIR, SERVICES AND PARKING - 0.44%
1,333	*	Amerco, Inc	96,043
1,451		Bandag, Inc	61,914
2,687		Central Parking Corp	36,866
3,351	*	Dollar Thrifty Automotive Group, Inc	120,871
2,100	*	Midas, Inc	38,556
1,400		Monro Muffler, Inc	42,448
400	*	Pacific Ethanol, Inc	4,328
6,946	*	PHH Corp	194,627
5,400	*	Wright Express Corp	118,800

		TOTAL AUTO REPAIR, SERVICES AND PARKING	714,453

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.32%
1,050	*	America's Car-Mart, Inc	17,346
1,582	*	Asbury Automotive Group, Inc	26,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,081	*	CSK Auto Corp	$91,701
2,100		Lithia Motors, Inc (Class A)	66,024
1,897	*	MarineMax, Inc	59,888
2,818	*	Rush Enterprises, Inc (Class A)	41,932
3,791		Sonic Automotive, Inc	84,463
3,520		United Auto Group, Inc	134,464

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	521,858

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.09%
1,500	*	Builders FirstSource, Inc	32,055
2,509	*	Central Garden & Pet Co	115,263

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	147,318

BUSINESS SERVICES - 10.31%
50,986	*	3Com Corp	183,550
1,681	*	3D Systems Corp	30,258
5,125		Aaron Rents, Inc	108,035
5,215		ABM Industries, Inc	101,953
11,638		Acxiom Corp	267,674
2,800		Administaff, Inc	117,740
2,940	*	Advent Software, Inc	84,995
4,214		Advo, Inc	118,750
6,900	*	Agile Software Corp	41,262
2,873	*	Altiris, Inc	48,525
1,800	*	American Reprographics Co	45,738
6,060	*	AMICAS, Inc	30,057
1,630	*	AMN Healthcare Services, Inc	32,241
900	*	Ansoft Corp	30,645
4,140	*	Ansys, Inc	176,736
3,715	*	Anteon International Corp	201,910
8,591	*	Applied Digital Solutions, Inc	24,656
7,598	*	aQuantive, Inc	191,773
800	*	Arbinet-thexchange, Inc	5,608
4,132		Arbitron, Inc	156,933
8,711	*	Ariba, Inc	64,026
5,600	*	Aspen Technology, Inc	43,960
1,214	*	Asset Acceptance Capital Corp	27,266
8,189	*	Atari, Inc	8,844
3,132	*	Audible, Inc	40,215
5,700	*	Autobytel, Inc	28,158
6,644	*	Avocent Corp	180,650
1,350	*	Bankrate, Inc	39,852
24,221	*	BearingPoint, Inc	190,377
1,226		Blackbaud, Inc	20,940
2,415	*	Blackboard, Inc	69,987
1,393	*	Blue Coat Systems, Inc	63,688
10,700	*	Borland Software Corp	69,871
1,963	*	Bottomline Technologies, Inc	21,632
5,509		Brady Corp (Class A)	199,316

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,653		Catalina Marketing Corp	$168,653
8,138	*	CBIZ, Inc	48,991
1,120	*	CCC Information Services Group, Inc	29,366
6,750	*	Ciber, Inc	44,550
1,304	*	Click Commerce, Inc	27,410
63,611	*	CMGI, Inc	96,689
17,228	*	CNET Networks, Inc	253,079
1,500	*	Cogent Communications Group, Inc	8,235
3,141	*	Cogent, Inc	71,238
5,500		Cognex Corp	165,495
1,000		Computer Programs & Systems, Inc	41,430
1,835	*	COMSYS IT Partners, Inc	20,277
3,800	*	Concur Technologies, Inc	48,982
2,106	*	CoStar Group, Inc	90,916
3,955	*	Covansys Corp	53,827
24	b,v*	Cross Media Marketing Corp	(0)
6,719	*	CSG Systems International, Inc	149,968
3,100	*	Cyberguard Corp	27,373
3,728	*	Cybersource Corp	24,605
5,685	*	Dendrite International, Inc	81,921
4,581	*	Digital Insight Corp	146,683
4,451	*	Digital River, Inc	132,373
15,930	*	Earthlink, Inc	176,982
3,825	*	Echelon Corp	29,950
5,001	*	Eclipsys Corp	94,669
2,400	*	eCollege.com, Inc	43,272
5,975	*	eFunds Corp	140,054
2,314	*	Electro Rent Corp	34,502
7,242	*	Electronics for Imaging, Inc	192,710
2,047	*	Emageon, Inc	32,547
8,345	*	Entrust, Inc	40,390
7,051	*	Epicor Software Corp	99,631
1,817	*	EPIQ Systems, Inc	33,687
2,077	*	Equinix, Inc	84,658
799	*	Escala Group, Inc	16,204
3,100	*	eSpeed, Inc (Class A)	23,901
4,524		Factset Research Systems, Inc	186,208
3,427	*	FalconStor Software, Inc	25,325
5,500	*	Filenet Corp	142,175
1,016	*	First Advantage Corp	27,137
1,611	*	Forrester Research, Inc	30,206
1,800	*	FTD Group, Inc	18,702
7,531	*	Gartner, Inc (Class A)	97,150
3,765		Gevity HR, Inc	96,836
2,200	*	Global Cash Access, Inc	32,098
3,439		Healthcare Services Group	71,222
1,000	*	Heartland Payment Systems, Inc	21,660
2,572	*	Heidrick & Struggles International, Inc	82,432
19,832	*	Homestore, Inc	101,143
3,200	*	Hudson Highland Group, Inc	55,552
6,882	*	Hypercom Corp	43,976
3,342	*	IDX Systems Corp	146,781

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,584	*	iGate Corp	$12,558
2,100	*	IHS, Inc	43,092
2,817	*	Infocrossing, Inc	24,254
11,584	*	Informatica Corp	139,008
4,047	*	Infospace, Inc	104,493
4,200		infoUSA, Inc	45,906
1,757	*	Innovative Solutions & Support, Inc	22,454
1,363		Integral Systems, Inc	25,706
3,768	*	Intergraph Corp	187,684
5,122	*	Internet Capital Group, Inc	42,103
5,200	*	Internet Security Systems, Inc	108,940
1,193		Interpool, Inc	22,524
1,304	*	Intervideo, Inc	13,757
5,542	*	Interwoven, Inc	46,941
2,300	*	Intrado, Inc	52,946
7,051	*	Ipass, Inc	46,255
1,636	*	iPayment, Inc	67,927
6,254	*	iVillage, Inc	50,157
9,600		Jack Henry & Associates, Inc	183,168
1,643	*	Jamdat Mobile, Inc	43,671
3,854	*	JDA Software Group, Inc	65,557
2,688	*	Jupitermedia Corp	39,729
3,211	*	Kanbay International, Inc	51,023
6,315	*	Keane, Inc	69,528
2,400		Kelly Services, Inc (Class A)	62,928
800	*	Kenexa Corp	16,880
2,146	*	Keynote Systems, Inc	27,576
4,167	*	Kforce, Inc	46,504
7,753	*	KFX, Inc	132,654
4,605	*	Korn/Ferry International	86,067
4,297	*	Kronos, Inc	179,872
7,095	*	Labor Ready, Inc	147,718
8,153	*	Lawson Software, Inc	59,925
6,965	*	Lionbridge Technologies	48,894
2,259	*	LoJack Corp	54,510
4,666	*	Magma Design Automation, Inc	39,241
3,073	*	Majesco Entertainment Co	3,595
3,563	*	Manhattan Associates, Inc	72,970
2,115	*	Mantech International Corp (Class A)	58,924
2,722	*	Mapinfo Corp	34,324
2,612	*	Marchex, Inc	58,744
839	*	Marlin Business Services, Inc	20,044
6,883	*	Matrixone, Inc	34,346
10,340	*	Mentor Graphics Corp	106,916
10,779	*	Micromuse, Inc	106,604
1,883	*	MicroStrategy, Inc	155,799
2,406	*	Midway Games, Inc	45,642
11,412		MoneyGram International, Inc	297,625
3,181	*	Motive, Inc	9,829
13,771	*	MPS Group, Inc	188,250
2,600	*	MRO Software, Inc	36,504
4,300	*	NCO Group, Inc	72,756

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,703	*	NDCHealth Corp	$90,439
2,702	*	Ness Technologies, Inc	29,101
4,860	*	NetFlix, Inc	131,512
5,738	*	NetIQ Corp	70,520
1,800	*	Netratings, Inc	22,194
3,400	*	Netscout Systems, Inc	18,530
4,400	*	NIC, Inc	27,104
2,874	*	Online Resources Corp	31,758
2,576	*	Open Solutions, Inc	59,042
9,670	*	Opsware, Inc	65,659
4,686	*	Packeteer, Inc	36,410
36,190	*	Parametric Technology Corp	220,759
2,337	*	PDF Solutions, Inc	37,976
1,900	*	Pegasystems, Inc	13,889
11,003	*	Perot Systems Corp (Class A)	155,582
3,093	*	Phase Forward, Inc	30,157
3,025	*	Phoenix Technologies Ltd	18,937
2,097	*	Portfolio Recovery Associates, Inc	97,385
1,447	*	PRA International	40,733
9,563	*	Premiere Global Services, Inc	77,747
5,211	*	Progress Software Corp	147,888
1,500		QAD, Inc	11,460
1,038		Quality Systems, Inc	79,677
8,496	*	Quest Software, Inc	123,957
3,197	*	Radiant Systems, Inc	38,876
2,683	*	Radisys Corp	46,523
15,483	*	RealNetworks, Inc	120,148
5,488	*	Redback Networks, Inc	77,161
1,000		Renaissance Learning, Inc	18,910
3,500	*	Rent-Way, Inc	22,365
1,500	*	RightNow Technologies, Inc	27,690
3,850		Rollins, Inc	75,884
9,641	*	RSA Security, Inc	108,268
9,538	*	S1 Corp	41,490
3,244	*	SafeNet, Inc	104,522
10,753	*	Sapient Corp	61,185
4,700	*	Secure Computing Corp	57,622
3,800	*	Serena Software, Inc	89,072
1,384	*	SI International, Inc	42,309
3,376	*	Sohu.com, Inc	61,916
67	b,*	SONICblue, Inc	-
7,200	*	SonicWALL, Inc	57,024
32,991	*	Sonus Networks, Inc	122,727
4,830	*	Sotheby's Holdings, Inc (Class A)	88,679
8,320	*	Spherion Corp	83,283
2,366	*	SPSS, Inc	73,180
1,114	*	SSA Global Technologies, Inc	20,264
1,500		Startek, Inc	27,000
3,000	*	Stellent, Inc	29,790
1,700	v*	StorageNetworks, Inc	(0)
1,450	*	Stratasys, Inc	36,265

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,456	*	SupportSoft, Inc	$23,024
3,400	*	SYKES Enterprises, Inc	45,458
1,114	*	SYNNEX Corp	16,833
1,100		Syntel, Inc	22,913
1,500	*	TAL International Group, Inc	30,975
1,000	*	Taleo Corp	13,280
2,527		Talx Corp	115,509
4,600	*	TeleTech Holdings, Inc	55,430
8,161	*	THQ, Inc	194,640
28,761	*	TIBCO Software, Inc	214,845
1,386	*	TNS, Inc	26,583
2,700	*	TradeStation Group, Inc	33,426
4,925	*	Transaction Systems Architects, Inc	141,791
469	*	Travelzoo, Inc	10,318
5,659	*	Trizetto Group, Inc	96,146
1,514	*	TRM Corp	11,279
2,965	*	Ultimate Software Group, Inc	56,543
800	*	Unica Corp	9,640
8,060		United Online, Inc	114,613
8,962	*	United Rentals, Inc	209,621
2,230	*	Universal Compression Holdings, Inc	91,698
11,600	*	Valueclick, Inc	210,076
3,217	*	Vasco Data Security International	31,720
3,651	*	Ventiv Health, Inc	86,237
1,743	*	Verint Systems, Inc	60,081
1,026	*	Vertrue, Inc	36,249
3,002		Viad Corp	88,049
3,873	*	Vignette Corp	63,169
1,000	*	Volt Information Sciences, Inc	19,020
4,475	*	WebEx Communications, Inc	96,794
1,000	*	WebMD Health Corp	29,050
7,096	*	webMethods, Inc	54,710
3,200	*	Websense, Inc	210,048
1,100	*	WebSideStory, Inc	19,943
9,338	*	Wind River Systems, Inc	137,922
4,240	*	Witness Systems, Inc	83,401

		TOTAL BUSINESS SERVICES	16,668,267

CHEMICALS AND ALLIED PRODUCTS - 5.96%
13,370	*	Aastrom Biosciences, Inc	28,211
12,015	*	Abgenix, Inc	258,443
2,380	*	Acadia Pharmaceuticals, Inc	23,443
1,100	*	Adams Respiratory Therapeutics, Inc	44,726
600	*	Adeza Biomedical Corp	12,630
5,099	*	Adolor Corp	74,445
3,255	*	Albany Molecular Research, Inc	39,548
4,100	*	Alexion Pharmaceuticals, Inc	83,025
12,089	*	Alkermes, Inc	231,142
5,266		Alpharma, Inc (Class A)	150,134
1,356		American Vanguard Corp	31,866

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

9,706	*	Andrx Corp	$159,858
3,100		Arch Chemicals, Inc	92,690
4,695	*	Arena Pharmaceuticals, Inc	66,763
4,333	*	Arqule, Inc	26,518
4,325	*	Array Biopharma, Inc	30,318
4,970	*	Atherogenics, Inc	99,450
15,198	*	AVANIR Pharmaceuticals	52,281
1,137		Balchem Corp	33,894
1,688	*	Barrier Therapeutics, Inc	13,842
2,500	*	Bentley Pharmaceuticals, Inc	41,025
5,313	*	Bioenvision, Inc	34,694
9,714	*	BioMarin Pharmaceuticals, Inc	104,717
4,700		Calgon Carbon Corp	26,743
3,546		Cambrex Corp	66,558
1,420	*	Caraco Pharmaceutical Laboratories Ltd	12,752
6,000	*	Cell Genesys, Inc	35,580
9,000	*	Cell Therapeutics, Inc	19,620
5,400		CF Industries Holdings, Inc	82,350
2,346	*	Chattem, Inc	85,371
900	*	Coley Pharmaceutical Group, Inc	13,644
4,789	*	Connetics Corp	69,201
1,200	*	Conor Medsystems, Inc	23,220
2,523	*	Cotherix, Inc	26,794
7,075	*	Cubist Pharmaceuticals, Inc	150,344
6,360	*	Curis, Inc	22,642
3,531	*	Cypress Bioscience, Inc	20,409
9,285	*	Dendreon Corp	50,325
3,100		Diagnostic Products Corp	150,505
2,280	*	Digene Corp	66,508
7,600	*	Discovery Laboratories, Inc	50,768
2,970	*	Dov Pharmaceutical, Inc	43,600
5,300	*	Durect Corp	26,871
2,395	*	Dusa Pharmaceuticals, Inc	25,794
3,302	*	Elizabeth Arden, Inc	66,238
7,652	*	Encysive Pharmaceuticals, Inc	60,374
6,091	*	Enzon Pharmaceuticals, Inc	45,073
3,916	*	EPIX Pharmaceuticals, Inc	15,821
5,600		Ferro Corp	105,056
3,575	*	First Horizon Pharmaceutical Corp	61,669
3,295	*	Genitope Corp	26,195
4,581		Georgia Gulf Corp	139,354
8,735	*	Geron Corp	75,208
9,044	*	GlobeTel Communications Corp	33,372
985	*	GTx, Inc	7,447
3,895		H.B. Fuller Co	124,913
727	*	Hi-Tech Pharmacal Co, Inc	32,199
17,341	*	Human Genome Sciences, Inc	148,439
1,854	*	Idenix Pharmaceuticals, Inc	31,722
6,152	*	Immucor, Inc	143,711
5,178	*	Immunogen, Inc	26,563
5,409	*	Inspire Pharmaceuticals, Inc	27,478
700		Inter Parfums, Inc	12,572

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

3,300	*	InterMune, Inc	$55,440
2,750	*	Introgen Therapeutics, Inc	14,493
2,737	*	Inverness Medical Innovations, Inc	64,894
431		Kronos Worldwide, Inc	12,503
4,800	*	KV Pharmaceutical Co (Class A)	98,880
4,019		MacDermid, Inc	112,130
2,216		Mannatech, Inc	30,603
3,500	*	MannKind Corp	39,410
900	*	Marshall Edwards, Inc	5,625
4,222	*	Martek Biosciences Corp	103,903
14,800	*	Medarex, Inc	204,980
6,641	*	Medicines Co	115,885
7,197		Medicis Pharmaceutical Corp (Class A)	230,664
2,343		Meridian Bioscience, Inc	47,188
10,234	*	MGI Pharma, Inc	175,615
2,800		Minerals Technologies, Inc	156,492
1,400	*	Momenta Pharmaceuticals, Inc	30,856
2,703	*	Myogen, Inc	81,522
7,737	*	Nabi Biopharmaceuticals	26,151
2,765	*	Nastech Pharmaceutical Co, Inc	40,701
1,434		Natures Sunshine Products, Inc	25,927
7,419	*	NBTY, Inc	120,559
4,860	*	Neurocrine Biosciences, Inc	304,868
839	*	New River Pharmaceuticals, Inc	43,527
2,207	*	NewMarket Corp	53,983
2,210	*	NitroMed, Inc	30,830
1,000		NL Industries, Inc	14,090
3,190	*	Northfield Laboratories, Inc	42,746
3,100	*	Noven Pharmaceuticals, Inc	46,903
6,184	*	NPS Pharmaceuticals, Inc	73,218
5,494	*	Nuvelo, Inc	44,556
1,700		Octel Corp	27,659
9,500		Olin Corp	186,960
3,737	*	OM Group, Inc	70,106
5,301	*	Onyx Pharmaceuticals, Inc	152,457
5,936	*	OraSure Technologies, Inc	52,356
3,800	*	Pain Therapeutics, Inc	25,688
4,496	*	Par Pharmaceutical Cos, Inc	140,905
3,400	*	Parexel International Corp	68,884
760	*	Parlux Fragrances, Inc	23,203
2,900	*	Penwest Pharmaceuticals Co	56,608
11,207		Perrigo Co	167,096
3,184	*	Pharmion Corp	56,580
1,571	*	Pioneer Cos, Inc	47,083
11,938	*	PolyOne Corp	76,761
3,300	*	Pozen, Inc	31,647
3,800	*	Prestige Brands Holdings, Inc	47,500
2,727	*	Progenics Pharmaceuticals, Inc	68,202
2,944	*	Renovis, Inc	45,043
19,018	*	Revlon, Inc (Class A)	58,956
2,800	*	Rockwood Holdings, Inc	55,244
6,062	*	Salix Pharmaceuticals Ltd	106,570

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,200		Sensient Technologies Corp	$110,980
4,600	*	Serologicals Corp	90,804
8,193	*	StemCells, Inc	28,266
700		Stepan Co	18,823
908		Stratagene Corp	9,116
6,717	*	SuperGen, Inc	33,921
2,024	*	SurModics, Inc	74,868
3,116	*	Tanox, Inc	51,009
1,581	*	Tercica, Inc	11,336
12,410	*	Terra Industries, Inc	69,496
923	*	Threshold Pharmaceuticals, Inc	13,337
2,300		Tronox, Inc	30,061
4,417		UAP Holding Corp	90,195
3,052	*	United Therapeutics Corp	210,954
1,400	*	USANA Health Sciences, Inc	53,704
11,521		USEC, Inc	137,676
12,626	*	Vertex Pharmaceuticals, Inc	349,361
4,339		Wellman, Inc	29,418
1,700		Westlake Chemical Corp	48,977
9,067	*	WR Grace & Co	85,230
700	*	Xenoport, Inc	12,586
4,070	*	Zymogenetics, Inc	69,230

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,630,664

COAL MINING - 0.25%
4,000	*	Alpha Natural Resources, Inc	76,840
3,200		Foundation Coal Holdings, Inc	121,600
1,795	*	James River Coal Co	68,569
2,500		Penn Virginia Corp	143,500

		TOTAL COAL MINING	410,509

COMMUNICATIONS - 2.72%
8,704		Adtran, Inc	258,857
5,253	*	Airspan Networks, Inc	29,890
1,736		Alaska Communications Systems Group, Inc	17,638
4,238		Anixter International, Inc	165,791
2,200	*	Audiovox Corp (Class A)	30,492
1,000		Beasley Broadcast Group, Inc (Class A)	13,510
3,590	*	Brightpoint, Inc	99,551
800	*	Cbeyond Communications, Inc	8,240
2,980		Centennial Communications Corp	46,250
50,123	*	Charter Communications, Inc (Class A)	61,150
32,856	*	Cincinnati Bell, Inc	115,325
5,941		Citadel Broadcasting Corp	79,847
2,859		Commonwealth Telephone Enterprises, Inc	96,548
2,000		Consolidated Communications Holdings, Inc	25,980
5,177	*	Cox Radio, Inc (Class A)	72,892
1,900	*	Crown Media Holdings, Inc (Class A)	17,423

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,500		CT Communications, Inc	$30,350
7,044	*	Cumulus Media, Inc (Class A)	87,416
18,589	*	Dobson Communications Corp (Class A)	139,418
4,200	*	Emmis Communications Corp (Class A)	83,622
4,894	*	Entercom Communications Corp	145,205
10,213	*	Entravision Communications Corp (Class A)	72,717
3,800		Fairpoint Communications, Inc	39,368
875	*	Fisher Communications, Inc	36,251
16,193	*	Foundry Networks, Inc	223,625
7,443	*	General Communication, Inc (Class A)	76,886
2,824		Golden Telecom, Inc	73,311
5,900		Gray Television, Inc	57,938
473	*	Hungarian Telephone & Cable	7,355
7,677	*	IDT Corp (Class B)	89,821
2,180	*	InPhonic, Inc	18,944
2,700		Iowa Telecommunications Services, Inc	41,823
3,186	*	j2 Global Communications, Inc	136,170
92,369	*	Level 3 Communications, Inc	265,099
2,047		Liberty Corp	95,820
3,612	*	Lin TV Corp (Class A)	40,238
2,059	*	Lodgenet Entertainment Corp	28,702
3,600	*	Mastec, Inc	37,692
8,071	*	Mediacom Communications Corp	44,310
3,200	*	NeuStar, Inc	97,568
2,000		North Pittsburgh Systems, Inc	37,740
3,833	*	Novatel Wireless, Inc	46,418
300		Preformed Line Products Co	12,837
6,076	*	Price Communications Corp	90,350
11,283	*	Radio One, Inc (Class D)	116,779
2,982	*	RCN Corp	69,928
5	v*	RCN Corp Wts 12/21/06	(0)
4,800	*	Regent Communications, Inc	22,272
2,200	*	Saga Communications, Inc (Class A)	23,914
1,515	*	Salem Communications Corp (Class A)	26,497
11,364	*	SBA Communications Corp	203,416
900		Shenandoah Telecom Co	35,856
6,000		Sinclair Broadcast Group, Inc (Class A)	55,200
5,470	*	Spanish Broadcasting System, Inc (Class A)	27,952
1,869		SureWest Communications	49,286
2,400	*	Syniverse Holdings, Inc	50,160
3,900	*	Talk America Holdings, Inc	33,657
4,917	*	Telkonet, Inc	20,406
4,756	*	Terremark Worldwide, Inc	22,115
7,000	*	TiVo, Inc	35,840
10,196	*	Ubiquitel, Inc	100,838
3,533		USA Mobility, Inc	97,935
4,000		Valor Communications Group, Inc	45,600
7,346	*	Wireless Facilities, Inc	37,465
1,400	*	WorldSpace, Inc	20,314

		TOTAL COMMUNICATIONS	4,391,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 9.93%
1,541		1st Source Corp	$38,756
1,543	*	ACE Cash Express, Inc	36,029
1,850		Alabama National Bancorp	119,806
2,900		Amcore Financial, Inc	88,189
1,420	*	AmericanWest Bancorp	33,555
1,560		Ameris Bancorp	30,950
1,081		Ames National Corp	27,793
3,107		Anchor Bancorp Wisconsin, Inc	94,266
1,495		Arrow Financial Corp	39,094
1,634	*	Banc Corp	18,644
500		Bancfirst Corp	39,500
1,346	*	Bancorp, Inc	22,882
10,396		Bancorpsouth, Inc	229,440
1,300		BancTrust Financial Group, Inc	26,130
7,518		Bank Mutual Corp	79,691
1,675		Bank of Granite Corp	31,038
1,500		Bank of the Ozarks, Inc	55,350
5,894		BankAtlantic Bancorp, Inc (Class A)	82,516
3,100	*	BankFinancial Corp	45,508
3,520		BankUnited Financial Corp (Class A)	93,526
1,489		Banner Corp	46,457
1,000		Berkshire Hills Bancorp, Inc	33,500
3,041	*	BFC Financial Corp	16,786
4,600		Boston Private Financial Holdings, Inc	139,932
8,300		Brookline Bancorp, Inc	117,611
1,000		Camden National Corp	32,880
1,600		Capital City Bank Group, Inc	54,864
1,260		Capital Corp of the West	40,887
706	*	Capital Crossing Bank	23,580
1,679		Capitol Bancorp Ltd	62,862
3,210		Cardinal Financial Corp	35,310
2,125		Cascade Bancorp	48,896
6,086		Cathay General Bancorp	218,731
8,100	*	Centennial Bank Holdings, Inc	100,197
1,500		Center Financial Corp	37,740
1,512	*	Central Coast Bancorp	37,407
4,031		Central Pacific Financial Corp	144,794
591		Charter Financial Corp	21,105
3,428		Chemical Financial Corp	108,873
6,125		Chittenden Corp	170,336
1,008		Citizens & Northern Corp	25,835
5,762		Citizens Banking Corp	159,896
1,000		City Bank	35,570
2,400		City Holding Co	86,280
1,837		Clifton Savings Bancorp, Inc	18,480
2,041		Coastal Financial Corp	26,247
1,950		CoBiz, Inc	35,549
665		Colony Bankcorp, Inc	16,612
800		Columbia Bancorp	33,000
2,090		Columbia Banking System, Inc	59,670
570		Commercial Bankshares, Inc	20,161

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,784		Commercial Capital Bancorp, Inc	$99,022
902	*	Community Bancorp	28,512
4,022		Community Bank System, Inc	90,696
2,872		Community Banks, Inc	80,416
1,909		Community Trust Bancorp, Inc	58,702
2,500		Corus Bankshares, Inc	140,675
6,212		CVB Financial Corp	126,166
3,550		Dime Community Bancshares	51,866
941		Enterprise Financial Services Corp	21,342
1,200	*	EuroBancshares, Inc	17,004
4,178	*	Euronet Worldwide, Inc	116,148
900		Farmers Capital Bank Corp	27,666
3,000		Fidelity Bankshares, Inc	98,100
1,280		Financial Institutions, Inc	25,114
1,500		First Bancorp (North Carolina)	30,240
9,132		First Bancorp (Puerto Rico)	113,328
1,800		First Busey Corp (Class A)	37,602
4,100		First Charter Corp	97,006
879		First Citizens Bancshares, Inc (Class A)	153,315
9,297		First Commonwealth Financial Corp	120,210
1,977		First Community Bancorp, Inc	107,489
1,320		First Community Bancshares, Inc	41,131
855		First Defiance Financial Corp	23,162
4,800		First Financial Bancorp	84,096
2,400		First Financial Bankshares, Inc	84,144
1,800		First Financial Corp (Indiana)	48,600
1,600		First Financial Holdings, Inc	49,152
1,401		First Indiana Corp	48,166
2,515		First Merchants Corp	65,390
6,043		First Midwest Bancorp, Inc	211,868
15,375		First Niagara Financial Group, Inc	222,476
900		First Oak Brook Bancshares, Inc	25,155
1,971		First Place Financial Corp	47,403
295	*	First Regional Bancorp	19,927
2,900		First Republic Bank	107,329
690		First South Bancorp, Inc	24,371
2,000		First State Bancorporation	47,980
2,225	*	FirstFed Financial Corp	121,307
4,600		Flagstar Bancorp, Inc	66,240
2,596		Flushing Financial Corp	40,420
7,576		FNB Corp	131,519
1,000		FNB Corp (Virginia)	30,670
2,670	*	Franklin Bank Corp	48,033
8,693		Fremont General Corp	201,938
3,300		Frontier Financial Corp	105,600
1,598		GB&T Bancshares, Inc	34,213
4,103		Glacier Bancorp, Inc	123,295
5,200		Gold Banc Corp, Inc	94,744
1,307		Great Southern Bancorp, Inc	36,086
6,793		Greater Bay Bancorp	174,037
1,195		Greene County Bancshares, Inc	32,695
3,547		Hancock Holding Co	134,112

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,305		Hanmi Financial Corp	$94,747
2,800		Harbor Florida Bancshares, Inc	103,740
3,750		Harleysville National Corp	71,625
1,300		Heartland Financial USA, Inc	28,210
1,646		Heritage Commerce Corp	35,389
1,300		Horizon Financial Corp	28,392
5,968		Hudson United Bancorp	248,746
1,250		IBERIABANK Corp	63,763
2,155		Independent Bank Corp (Massachusetts)	61,482
2,997		Independent Bank Corp (Michigan)	81,608
2,100		Integra Bank Corp	44,814
2,250		Interchange Financial Services Corp	38,813
7,100	*	Investors Bancorp, Inc	78,313
2,500		Irwin Financial Corp	53,550
859	*	ITLA Capital Corp	41,962
2,906		Kearny Financial Corp	35,453
4,090		KNBT Bancorp, Inc	66,626
2,283		Lakeland Bancorp, Inc	33,560
800		Lakeland Financial Corp	32,304
1,313		Macatawa Bank Corp	47,767
4,287		MAF Bancorp, Inc	177,396
2,200		Main Street Banks, Inc	59,906
1,623		MainSource Financial Group, Inc	28,971
2,900		MB Financial, Inc	102,660
2,038		MBT Financial Corp	33,016
981		Mercantile Bank Corp	37,769
3,100		Mid-State Bancshares	82,925
1,700		Midwest Banc Holdings, Inc	37,825
2,673		Nara Bancorp, Inc	47,526
400		NASB Financial, Inc	15,744
5,816		National Penn Bancshares, Inc	110,795
1,000		NBC Capital Corp	23,790
4,300		NBT Bancorp, Inc	92,837
6,086		NetBank, Inc	43,697
15,198		NewAlliance Bancshares, Inc	220,979
969	*	Northern Empire Bancshares	22,927
2,671		Northwest Bancorp, Inc	56,785
1,300		OceanFirst Financial Corp	29,588
9,067		Old National Bancorp	196,210
1,814		Old Second Bancorp, Inc	55,454
1,669		Omega Financial Corp	46,515
2,947		Oriental Financial Group, Inc	36,425
6,119		Pacific Capital Bancorp	217,714
1,567		Park National Corp	160,837
6,677		Partners Trust Financial Group, Inc	80,458
1,168		Peapack Gladstone Financial Corp	32,587
1,100		Pennfed Financial Services, Inc	20,262
537	*	Pennsylvania Commerce Bancorp, Inc	17,103
1,265		Peoples Bancorp, Inc	36,090
2,520		PFF Bancorp, Inc	76,910
1,087	*	Pinnacle Financial Partners, Inc	27,153
900		Placer Sierra Bancshares	24,939

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

503		Preferred Bank	$22,384
1,894		Premierwest Bancorp	26,516
2,200		PrivateBancorp, Inc	78,254
2,900		Prosperity Bancshares, Inc	83,346
4,366		Provident Bankshares Corp	147,440
750		Provident Financial Holdings	19,725
9,656		Provident Financial Services, Inc	178,733
5,339		Provident New York Bancorp	58,782
1,200	*	QC Holdings, Inc	13,836
3,644		R & G Financial Corp (Class B)	48,101
1,350		Renasant Corp	42,701
1,002		Republic Bancorp, Inc (Class A) (Kentucky)	21,493
10,329		Republic Bancorp, Inc (Michigan)	122,915
636		Royal Bancshares of Pennsylvania (Class A)	14,730
3,549		S&T Bancorp, Inc	130,674
1,498		S.Y. Bancorp, Inc	37,480
1,900		Sandy Spring Bancorp, Inc	66,272
760		Santander BanCorp	19,091
1,050		SCBT Financial Corp	35,091
1,740		Seacoast Banking Corp of Florida	39,933
1,369		Security Bank Corp	31,884
659		Sierra Bancorp	15,019
1,555	*	Signature Bank	43,649
1,900		Simmons First National Corp (Class A)	52,630
1,356		Sound Federal Bancorp, Inc	25,900
1,284		Southside Bancshares, Inc	25,937
1,855		Southwest Bancorp, Inc	37,100
1,254		State Bancorp, Inc	20,992
600	*	State National Bancshares, Inc	16,020
2,496		Sterling Bancorp	49,246
6,100		Sterling Bancshares, Inc	94,184
3,362		Sterling Financial Corp (Pennsylvania)	66,568
4,715		Sterling Financial Corp (Spokane)	117,781
1,400		Suffolk Bancorp	47,278
1,253		Summit Bancshares, Inc	22,529
726		Summit Financial Group, Inc	16,683
1,545	*	Sun Bancorp, Inc (New Jersey)	30,514
6,180		Susquehanna Bancshares, Inc	146,342
4,696	*	SVB Financial Group	219,961
600		Taylor Capital Group, Inc	24,240
3,016	*	Texas Capital Bancshares, Inc	67,589
5,490		Texas Regional Bancshares, Inc (Class A)	155,367
2,396		TierOne Corp	70,466
880		Tompkins Trustco, Inc	39,424
1,500		Trico Bancshares	35,085
9,922		Trustco Bank Corp NY	123,231
6,303		Trustmark Corp	173,143
12,250		UCBH Holdings, Inc	219,030
2,085		UMB Financial Corp	133,252
5,836		Umpqua Holdings Corp	166,501
1,149		Union Bankshares Corp	49,522
4,948		United Bankshares, Inc	174,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,300		United Community Banks, Inc	$114,638
3,479		United Community Financial Corp	41,087
900	*	United Financial Bancorp, Inc	10,377
803		United Security Bancshares	21,528
1,479		Univest Corp of Pennsylvania	35,895
2,877		Unizan Financial Corp	76,413
1,529		USB Holding Co, Inc	33,118
949		Vineyard National Bancorp	29,267
1,293	*	Virginia Commerce Bancorp	37,613
899		Virginia Financial Group, Inc	32,391
14,737		W Holding Co, Inc	121,286
1,611		Washington Trust Bancorp, Inc	42,176
1,400	*	Wauwatosa Holdings, Inc	16,016
3,043		WesBanco, Inc	92,538
2,105		West Bancorporation, Inc	39,364
2,000		West Coast Bancorp	52,900
4,354		Westamerica Bancorporation	231,067
600	*	Western Alliance Bancorp	17,922
880	*	Western Sierra Bancorp	32,023
716		Westfield Financial, Inc	17,191
1,954		Wilshire Bancorp, Inc	33,589
3,142		Wintrust Financial Corp	172,496
700		WSFS Financial Corp	42,875
1,113		Yardville National Bancorp	38,565

		TOTAL DEPOSITORY INSTITUTIONS	16,054,513

EATING AND DRINKING PLACES - 1.43%
2,720		AFC Enterprises	41,126
1,900	*	BJ's Restaurants, Inc	43,434
4,803		Bob Evans Farms, Inc	110,757
1,041	*	Buffalo Wild Wings, Inc	34,572
2,500	*	California Pizza Kitchen, Inc	79,925
4,672	*	CEC Entertainment, Inc	159,035
7,797		CKE Restaurants, Inc	105,337
2,004	*	Dave & Buster's, Inc	35,290
4,259		Domino's Pizza, Inc	103,068
2,500		IHOP Corp	117,275
4,849	*	Jack in the Box, Inc	169,376
6,821	*	Krispy Kreme Doughnuts, Inc	39,153
2,145		Landry's Restaurants, Inc	57,293
2,300		Lone Star Steakhouse & Saloon, Inc	54,602
3,256	*	Luby's, Inc	43,305
1,125	*	McCormick & Schmick's Seafood Restaurants, Inc	25,436
2,827	*	O'Charleys, Inc	43,847
1,475	*	Papa John's International, Inc	87,482
3,451	*	PF Chang's China Bistro, Inc	171,273
4,500	*	Rare Hospitality International, Inc	136,755
1,926	*	Red Robin Gourmet Burgers, Inc	98,149
8,641		Ruby Tuesday, Inc	223,715
1,600	*	Ruth's Chris Steak House, Inc	28,960
5,536	*	Ryan's Restaurant Group, Inc	66,764

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,696	*	Texas Roadhouse, Inc (Class A)	$88,573
3,583	*	The Steak N Shake Co	60,732
5,824		Triarc Cos (Class B)	86,486

		TOTAL EATING AND DRINKING PLACES	2,311,720

EDUCATIONAL SERVICES - 0.38%
12,068	*	Corinthian Colleges, Inc	142,161
7,771	*	DeVry, Inc	155,420
2,300	*	Educate, Inc	27,140
1,100	*	Learning Tree International, Inc	14,113
500	*	Lincoln Educational Services Corp	7,130
1,954		Strayer Education, Inc	183,090
2,801	*	Universal Technical Institute, Inc	86,663

		TOTAL EDUCATIONAL SERVICES	615,717

ELECTRIC, GAS, AND SANITARY SERVICES - 2.98%
3,337		Allete, Inc	146,828
1,668		American Ecology Corp	24,069
2,300		American States Water Co	70,840
50,100	*	Aquila, Inc	180,360
6,490		Avista Corp	114,938
4,310		Black Hills Corp	149,169
2,300		California Water Service Group	87,929
1,500		Cascade Natural Gas Corp	29,265
2,701	*	Casella Waste Systems, Inc (Class A)	34,546
1,600		Central Vermont Public Service Corp	28,816
2,155		CH Energy Group, Inc	98,915
2,542	*	Clean Harbors, Inc	73,235
6,700		Cleco Corp	139,695
1,000		Connecticut Water Service, Inc	24,510
14,363	*	Covanta Holding Corp	216,307
848		Crosstex Energy, Inc	53,475
10,238		Duquesne Light Holdings, Inc	167,084
1,898	*	Duratek, Inc	28,337
6,331	*	El Paso Electric Co	133,204
3,469		Empire District Electric Co	70,525
1,000		EnergySouth, Inc	26,780
5,750		Idacorp, Inc	168,475
1,800		ITC Holdings Corp	50,562
2,900		Laclede Group, Inc	84,709
885		Markwest Hydrocarbon, Inc	19,479
2,837		Metal Management, Inc	65,989
2,656		MGE Energy, Inc	90,065
1,533		Middlesex Water Co	26,582
3,683		New Jersey Resources Corp	154,281
5,833		Nicor, Inc	229,295
3,600		Northwest Natural Gas Co	123,048
4,741		NorthWestern Corp	147,303

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,000		Ormat Technologies, Inc	$26,140
3,811		Otter Tail Corp	110,443
5,067		Peoples Energy Corp	177,700
1,106	*	Pico Holdings, Inc	35,680
94		Piedmont Natural Gas Co, Inc	2,271
1,700	*	Pike Electric Corp	27,574
6,587	*	Plug Power, Inc	33,791
2,100		Resource America, Inc (Class A)	35,805
24,211	*	Sierra Pacific Resources	315,711
1,000		SJW Corp	45,500
3,800		South Jersey Industries, Inc	110,732
5,000		Southwest Gas Corp	132,000
2,571		Southwest Water Co	36,791
74	b,*	Touch America Holdings, Inc	-
1,900		UIL Holdings Corp	87,381
4,600		Unisource Energy Corp	143,520
6,198	*	Waste Connections, Inc	213,583
717		Waste Industries USA, Inc	9,235
8,655	*	Waste Services, Inc	28,821
6,482		WGL Holdings, Inc	194,849

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,826,142

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.21%
3,394	*	Actel Corp	43,206
5,838		Acuity Brands, Inc	185,648
15,211	*	Adaptec, Inc	88,528
1,400	*	Advanced Analogic Technologies, Inc	19,390
3,600	*	Advanced Energy Industries, Inc	42,588
9,783	*	Aeroflex, Inc	105,167
10,869		Alliance One International, Inc	42,389
4,230	*	American Superconductor Corp	33,290
5,900	*	AMIS Holdings, Inc	62,835
13,405	*	Amkor Technology, Inc	75,068
39,716	*	Applied Micro Circuits Corp	102,070
1,500		Applied Signal Technology, Inc	34,050
13,762	*	Arris Group, Inc	130,326
5,000	*	Artesyn Technologies, Inc	51,500
4,566	*	Atheros Communications, Inc	59,358
56,255	*	Atmel Corp	173,828
5,000	*	ATMI, Inc	139,850
4,500		Baldor Electric Co	115,425
1,500		Bel Fuse, Inc (Class B)	47,700
5,509	*	Benchmark Electronics, Inc	185,268
9,010	*	Broadwing Corp	54,511
35,810	*	Brocade Communications Systems, Inc	145,747
3,451		C&D Technologies, Inc	26,297
1,244	*	Catapult Communications Corp	18,399
6,260	*	C-COR, Inc	30,424
3,562	*	Ceradyne, Inc	156,016
5,112	*	Checkpoint Systems, Inc	126,011

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

400	*	China Energy Savings Technology, Inc	$3,328
76,254	*	Ciena Corp	226,474
1,885	*	Color Kinetics, Inc	27,125
2,845	*	Comtech Telecommunications Corp	86,886
63,215	*	Conexant Systems, Inc	142,866
5,003		CTS Corp	55,333
2,011		Cubic Corp	40,140
4,775	*	Cymer, Inc	169,560
17,513	*	Cypress Semiconductor Corp	249,560
2,221	*	Diodes, Inc	68,962
4,157	*	Ditech Communications Corp	34,711
3,798	*	DSP Group, Inc	95,178
2,356	*	DTS, Inc	34,869
3,685	*	Electro Scientific Industries, Inc	88,993
5,121	*	Emcore Corp	37,998
1,231	*	EndWave Corp	14,501
2,778	*	Energy Conversion Devices, Inc	113,204
6,199	*	EnerSys	80,835
5,208	*	Evergreen Solar, Inc	55,465
4,643	*	Exar Corp	58,130
15,859	*	Fairchild Semiconductor International, Inc	268,176
29,400	*	Finisar Corp	61,152
2,965		Franklin Electric Co, Inc	117,236
6,527	*	FuelCell Energy, Inc	55,284
32,567	*	Gemstar-TV Guide International, Inc	85,000
3,200	*	Genlyte Group, Inc	171,424
9,147	*	Glenayre Technologies, Inc	29,728
12,500	*	GrafTech International Ltd	77,750
3,000	*	Greatbatch, Inc	78,030
9,505	*	Harmonic, Inc	46,099
7,699	*	Hexcel Corp	138,967
700	*	Hittite Microwave Corp	16,198
3,300	*	Hutchinson Technology, Inc	93,885
900	*	Ikanos Communications, Inc	13,266
4,492		Imation Corp	206,946
26,096	*	Integrated Device Technology, Inc	343,945
4,692	*	Integrated Silicon Solutions, Inc	30,216
7,123	*	Interdigital Communications Corp	130,493
4,425	*	International DisplayWorks, Inc	26,285
2,900		Inter-Tel, Inc	56,753
4,829	*	InterVoice, Inc	38,439
3,308	*	IXYS Corp	38,671
11,700	*	Kemet Corp	82,719
15,400	*	Lattice Semiconductor Corp	66,528
2,608	*	Leadis Technology, Inc	13,431
1,600	*	Lifeline Systems, Inc	58,496
4,857		Lincoln Electric Holdings, Inc	192,629
3,000	*	Littelfuse, Inc	81,750
2,475		LSI Industries, Inc	38,759
5,752	*	Mattson Technology, Inc	57,865
33,917	*	Maxtor Corp	235,384
10,695		Maytag Corp	201,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

20,308	*	McData Corp (Class A)	$77,170
1,914	*	Medis Technologies Ltd	28,155
2,797	*	Mercury Computer Systems, Inc	57,702
4,700		Methode Electronics, Inc	46,859
1,567	*	Metrologic Instruments, Inc	30,180
8,260	*	Micrel, Inc	95,816
8,267	*	Microsemi Corp	228,665
7,000	*	Microtune, Inc	29,190
5,447	*	MIPS Technologies, Inc	30,939
3,760	*	Mobility Electronics, Inc	36,322
2,400	*	Monolithic Power Systems, Inc	35,976
4,448	*	Moog, Inc	126,234
14,603	*	MRV Communications, Inc	29,936
1,000	*	Multi-Fineline Electronix, Inc	48,170
600		National Presto Industries, Inc	26,610
1,475	*	Netlogic Microsystems, Inc	40,179
7,487	*	Omnivision Technologies, Inc	149,441
18,935	*	ON Semiconductor Corp	104,711
11,766	*	Openwave Systems, Inc	205,552
2,128	*	Oplink Communications Inc	30,856
2,330	*	Optical Communication Products, Inc	5,382
2,000	*	OSI Systems, Inc	36,780
2,631		Park Electrochemical Corp	68,353
3,555	*	Pericom Semiconductor Corp	28,333
5,200	*	Photronics, Inc	78,312
6,453	*	Pixelworks, Inc	32,781
6,539		Plantronics, Inc	185,054
5,800	*	Plexus Corp	131,892
3,065	*	PLX Technology, Inc	26,359
24,046	*	PMC - Sierra, Inc	185,395
13,131	*	Polycom, Inc	200,904
2,058	*	Portalplayer, Inc	58,283
900	*	Powell Industries, Inc	16,164
3,794	*	Power Integrations, Inc	90,335
10,086	*	Power-One, Inc	60,718
14,546	*	Powerwave Technologies, Inc	182,843
6,706	*	Quantum Fuel Systems Technologies Worldwide, Inc	17,972
13,287	*	Rambus, Inc	215,117
2,100		Raven Industries, Inc	60,585
81	b,v*	Read-Rite Corp	1
3,500		Regal-Beloit Corp	123,900
25,195	*	RF Micro Devices, Inc	136,305
2,202	*	Rogers Corp	86,274
3,369	*	Seachange International, Inc	26,615
9,851	*	Semtech Corp	179,879
4,443	*	Sigmatel, Inc	58,203
10,439	*	Silicon Image, Inc	94,473
5,696	*	Silicon Laboratories, Inc	208,815
11,795	*	Silicon Storage Technology, Inc	59,565
21,156	*	Skyworks Solutions, Inc	107,684
4,083	*	Spatialight, Inc	14,168
2,397		Spectralink Corp	28,452

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,775	*	Standard Microsystems Corp	$79,615
1,000	*	Sunpower Corp	33,990
1,300	*	Supertex, Inc	57,525
23,586	*	Sycamore Networks, Inc	101,892
6,300	*	Symmetricom, Inc	53,361
2,890	*	Synaptics, Inc	71,441
5,364		Technitrol, Inc	91,724
7,297	*	Tekelec	101,428
10,200	*	Terayon Communication Systems, Inc	23,562
5,845	*	Tessera Technologies, Inc	151,093
14,494	*	Transwitch Corp	26,524
6,766	*	Trident Microsystems, Inc	121,788
18,430	*	Triquint Semiconductor, Inc	82,014
5,553	*	TTM Technologies, Inc	52,198
1,800	*	Ulticom, Inc	17,658
1,943	*	Ultralife Batteries, Inc	23,316
3,200	*	Universal Display Corp	33,632
1,805	*	Universal Electronics, Inc	31,100
13,985	*	Utstarcom, Inc	112,719
5,800	*	Valence Technology, Inc	8,932
4,909	*	Varian Semiconductor Equipment Associates, Inc	215,652
2,955	*	Viasat, Inc	78,987
2,600		Vicor Corp	41,106
1,659	*	Virage Logic Corp	16,391
27,575	*	Vitesse Semiconductor Corp	52,944
2,157	*	Volterra Semiconductor Corp	32,355
7,300	*	Westell Technologies, Inc	32,850
14,150	*	Zhone Technologies, Inc	29,998
1,309	*	Zoltek Cos, Inc	11,493
5,895	*	Zoran Corp	95,558

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,279,196

ENGINEERING AND MANAGEMENT SERVICES - 2.93%
2,500	*	Advisory Board Co	119,175
14,587	*	Amylin Pharmaceuticals, Inc	582,313
3,800	*	Antigenics, Inc	18,088
9,680	*	Applera Corp (Celera Genomics Group)	106,093
7,800	*	Ariad Pharmaceuticals, Inc	45,630
1,700		CDI Corp	46,580
1,505	*	CRA International, Inc	71,773
6,380	*	CuraGen Corp	19,650
5,787	*	CV Therapeutics, Inc	143,113
7,100	*	deCODE genetics, Inc	58,646
3,911	*	DiamondCluster International, Inc	31,053
11,950	*	Digitas, Inc	149,614
2,800	*	Diversa Corp	13,440
6,740	*	eResearch Technology, Inc	101,774
2,284	*	Essex Corp	38,942
11,178	*	Exelixis, Inc	105,297
1,027	*	Exponent, Inc	29,146

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,403	*	Greenfield Online, Inc	$14,082
6,534	*	Harris Interactive, Inc	28,162
900	*	Huron Consulting Group, Inc	21,591
8,472	*	ICOS Corp	234,081
11,314	*	Incyte Corp	60,417
1,815	*	Infrasource Services, Inc	23,740
600	*	iRobot Corp	19,998
9,600	*	Isis Pharmaceuticals, Inc	50,304
3,722	*	Keryx Biopharmaceuticals, Inc	54,490
1,200		Landauer, Inc	55,308
1,999	*	LECG Corp	34,743
8,482	*	Lexicon Genetics, Inc	30,959
4,333	*	Lifecell Corp	82,630
3,263	*	Luminex Corp	37,916
2,500		MAXIMUS, Inc	91,725
3,200	*	Maxygen, Inc	24,032
16,077	*	Monogram Biosciences, Inc	30,064
1,326	*	MTC Technologies, Inc	36,306
5,086	*	Myriad Genetics, Inc	105,789
6,538	*	Navigant Consulting, Inc	143,705
2,200	*	Neopharm, Inc	23,738
3,040	*	Neurogen Corp	20,034
3,480	*	Orchid Cellmark, Inc	26,448
3,020	*	Per-Se Technologies, Inc	70,547
6,000	*	PRG-Schultz International, Inc	3,660
4,700	*	Regeneron Pharmaceuticals, Inc	74,965
6,346	*	Resources Connection, Inc	165,377
3,117	*	Rigel Pharmaceuticals, Inc	26,058
8,409	*	Savient Pharmaceuticals, Inc	31,450
3,640	*	Seattle Genetics, Inc	17,181
2,964	*	Senomyx, Inc	35,924
2,426	*	SFBC International, Inc	38,840
10,290	*	Shaw Group, Inc	299,336
2,178	*	Sourcecorp	52,228
4,366	*	Symyx Technologies, Inc	119,148
1,215		Sypris Solutions, Inc	12,126
1,200	*	Tejon Ranch Co	47,904
6,969	*	Telik, Inc	118,403
7,000	*	Tetra Tech, Inc	109,690
2,500	*	Trimeris, Inc	28,725
5,398	*	URS Corp	203,019
900	*	ViaCell, Inc	5,058
3,419		Washington Group International, Inc	181,104
5,685		Watson Wyatt & Co Holdings	158,612

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,729,944

FABRICATED METAL PRODUCTS - 1.10%
1,080		Ameron International Corp	49,226
2,100		CIRCOR International, Inc	53,886
8,000		Commercial Metals Co	300,320

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,933	*	Commercial Vehicle Group, Inc	$36,302
329		Compx International, Inc	5,271
6,871		Crane Co	242,340
954		Dynamic Materials Corp	28,639
2,212	*	Earle M Jorgensen Co	20,417
4,503	*	Global Power Equipment Group, Inc	20,354
3,934	*	Griffon Corp	93,669
1,254		Gulf Island Fabrication, Inc	30,485
10,221	*	Jacuzzi Brands, Inc	85,856
1,039		Lifetime Brands, Inc	21,476
2,000	*	Mobile Mini, Inc	94,800
2,800	*	NCI Building Systems, Inc	118,944
2,900		Silgan Holdings, Inc	104,748
4,800		Simpson Manufacturing Co, Inc	174,480
2,600		Sturm Ruger & Co, Inc	18,226
820		Sun Hydraulics Corp	15,851
8,214	*	Taser International, Inc	57,334
2,280		Valmont Industries, Inc	76,289
1,633	*	Water Pik Technologies, Inc	35,061
3,360		Watts Water Technologies, Inc (Class A)	101,774

		TOTAL FABRICATED METAL PRODUCTS	1,785,748

FOOD AND KINDRED PRODUCTS - 1.07%
2,300		American Italian Pasta Co (Class A)	15,640
1,400	*	Boston Beer Co, Inc (Class A)	35,000
600		Coca-Cola Bottling Co Consolidated	25,800
9,952		Corn Products International, Inc	237,753
7,800	*	Darling International, Inc	30,966
1,100		Diamond Foods, Inc	21,747
875		Farmer Bros Co	16,923
6,798		Flowers Foods, Inc	187,353
6,744	*	Gold Kist, Inc	100,823
2,014	*	Hansen Natural Corp	158,723
14,996	*	Hercules, Inc	169,455
817		J&J Snack Foods Corp	48,538
3,354		Lancaster Colony Corp	124,266
3,800		Lance, Inc	70,794
1,300	*	M&F Worldwide Corp	21,216
1,000		National Beverage Corp	9,770
1,759	*	Peet's Coffee & Tea, Inc	53,386
1,200		Premium Standard Farms, Inc	17,952
3,905	*	Ralcorp Holdings, Inc	155,849
1,300		Reddy Ice Holdings, Inc	28,353
2,360		Sanderson Farms, Inc	72,051
3,257		Tootsie Roll Industries, Inc	94,225
4,400		Topps Co, Inc	32,692

		TOTAL FOOD AND KINDRED PRODUCTS	1,729,275

FOOD STORES - 0.32%
200		Arden Group, Inc (Class A)	18,198

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,300	*	Great Atlantic & Pacific Tea Co, Inc	$73,094
1,600		Ingles Markets, Inc (Class A)	25,040
2,243	*	Pantry, Inc	105,399
6,700	*	Pathmark Stores, Inc	66,933
13	b,v*	Penn Traffic Co	(0)
4,500		Ruddick Corp	95,760
1,900		Weis Markets, Inc	81,776
3,637	*	Wild Oats Markets, Inc	43,935

		TOTAL FOOD STORES	510,135

FURNITURE AND FIXTURES - 0.60%
1,437		Bassett Furniture Industries, Inc	26,585
9,829	*	BE Aerospace, Inc	216,238
4,700		Ethan Allen Interiors, Inc	171,691
6,514		Furniture Brands International, Inc	145,458
1,276		Hooker Furniture Corp	21,883
6,158	*	Interface, Inc (Class A)	50,619
2,901		Kimball International, Inc (Class B)	30,838
6,809		La-Z-Boy, Inc	92,330
4,879	*	Select Comfort Corp	133,441
1,800		Stanley Furniture Co, Inc	41,724
2,000	*	Williams Scotsman International, Inc	34,620

		TOTAL FURNITURE AND FIXTURES	965,427

FURNITURE AND HOMEFURNISHINGS STORES - 0.59%
3,925	*	Bell Microproducts, Inc	30,026
2,948	*	Cost Plus, Inc	50,558
1,852	*	Design Within Reach, Inc	9,816
7,248	*	GameStop Corp	230,631
3,435	*	Guitar Center, Inc	171,784
2,700		Haverty Furniture Cos, Inc	34,803
1,500		Knoll, Inc	25,665
6,036	*	Linens 'n Things, Inc	160,558
3,100		Movie Gallery, Inc	17,391
11,533		Pier 1 Imports, Inc	100,683
4,100	*	Restoration Hardware, Inc	24,682
4,500	*	The Bombay Co, Inc	13,320
2,647	*	Trans World Entertainment Corp	15,088
3,515		Tuesday Morning Corp	73,534

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	958,539

GENERAL BUILDING CONTRACTORS - 0.53%
749	*	Avatar Holdings, Inc	41,135
1,931		Brookfield Homes Corp	96,029
600	*	Comstock Homebuilding Cos, Inc	8,466
2,225		Levitt Corp (Class A)	50,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,600		M/I Homes, Inc	$64,992
2,700		McGrath RentCorp	75,060
1,180	*	Palm Harbor Homes, Inc	22,184
2,550	*	Perini Corp	61,583
2,016		Technical Olympic USA, Inc	42,517
4,795		Walter Industries, Inc	238,407
4,683	*	WCI Communities, Inc	125,739
350	*	William Lyon Homes, Inc	35,315

		TOTAL GENERAL BUILDING CONTRACTORS	862,024

GENERAL MERCHANDISE STORES - 0.43%
5,739	*	99 Cents Only Stores	60,030
15,073	*	Big Lots, Inc	181,027
888		Bon-Ton Stores, Inc	16,987
4,146	*	Cabela's, Inc	68,824
6,600		Casey's General Stores, Inc	163,680
622	*	Conn's, Inc	22,933
5,297		Fred's, Inc	86,182
2,148	*	Retail Ventures, Inc	26,721
3,490		Stein Mart, Inc	63,344

		TOTAL GENERAL MERCHANDISE STORES	689,728

HEALTH SERVICES - 1.97%
1,800	*	Alliance Imaging, Inc	10,710
4,308	*	Allied Healthcare International, Inc	26,451
2,014	*	Amedisys, Inc	85,071
1,465	*	America Service Group, Inc	23,235
1,456	*	American Dental Partners, Inc	26,324
4,435	*	American Healthways, Inc	200,684
3,668	*	American Retirement Corp	92,177
3,900	*	Amsurg Corp	89,154
6,581	*	Apria Healthcare Group, Inc	158,668
14,552	*	Beverly Enterprises, Inc	169,822
1,303	*	Bio-Reference Labs, Inc	24,509
1,400		Brookdale Senior Living, Inc	41,734
850	*	Corvel Corp	16,142
4,322	*	Cross Country Healthcare, Inc	76,845
3,810	*	Enzo Biochem, Inc	47,320
2,594	*	Genesis HealthCare Corp	94,733
800	*	Genomic Health, Inc	7,288
3,100	*	Gentiva Health Services, Inc	45,694
8,700		Hooper Holmes, Inc	22,185
1,481	*	Horizon Health Corp	33,515
3,800	*	Kindred Healthcare, Inc	97,888
2,675		LCA-Vision, Inc	127,089
700	*	LHC Group, Inc	12,201
3,523	*	Magellan Health Services, Inc	110,798
2,750	*	Matria Healthcare, Inc	106,590

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

967	*	Medcath Corp	$17,938
900		National Healthcare Corp	33,642
11,340	*	Nektar Therapeutics	186,656
4,600	*	Odyssey HealthCare, Inc	85,744
3,000		Option Care, Inc	40,080
6,148	*	PainCare Holdings, Inc	20,042
3,365	*	Pediatrix Medical Group, Inc	298,038
3,397	*	Psychiatric Solutions, Inc	199,540
1,549	*	Radiation Therapy Services, Inc	54,695
2,200	*	RehabCare Group, Inc	44,440
1,100	*	Specialty Laboratories, Inc	14,355
1,624	*	Stereotaxis, Inc	13,983
4,400	*	Sunrise Senior Living, Inc	148,324
2,308	*	Symbion, Inc	53,084
1,646	*	U.S. Physical Therapy, Inc	30,402
5,746	*	United Surgical Partners International, Inc	184,734
1,446	*	VistaCare, Inc (Class A)	18,075

		TOTAL HEALTH SERVICES	3,190,599

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
4,568		Granite Construction, Inc	164,037

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	164,037

HOLDING AND OTHER INVESTMENT OFFICES - 6.91%
1,800	*	4Kids Entertainment, Inc	28,242
5,300		Aames Investment Corp	34,238
3,541		Acadia Realty Trust	70,997
3,599		Affordable Residential Communities	34,298
1,032		Agree Realty Corp	29,825
313	*	Alexander's, Inc	76,842
2,960		Alexandria Real Estate Equities, Inc	238,280
2,100		American Campus Communities, Inc	52,080
5,830		American Home Mortgage Investment Corp	189,883
3,400		AMLI Residential Properties Trust	129,370
6,874		Anthracite Capital, Inc	72,383
6,400		Anworth Mortgage Asset Corp	46,720
7,917		Apollo Investment Corp	141,952
1,530		Arbor Realty Trust, Inc	39,658
5,204		Ashford Hospitality Trust, Inc	54,590
2,000		Bedford Property Investors	43,880
3,000		Bimini Mortgage Management, Inc (Class A)	27,150
5,800		BioMed Realty Trust, Inc	141,520
2,438	*	Boykin Lodging Co	29,792
7,400		Brandywine Realty Trust	206,534
3,332		Capital Lease Funding, Inc	35,086
353		Capital Southwest Corp	31,947
1,702		Capital Trust, Inc	49,835
3,354		Cedar Shopping Centers, Inc	47,191

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,300		CentraCore Properties Trust	$34,931
900		Cherokee, Inc	30,951
6,019		Colonial Properties Trust	252,678
1,900		Columbia Equity Trust, Inc	30,685
6,962		Commercial Net Lease Realty, Inc	141,816
4,160		Corporate Office Properties Trust	147,846
5,369		Cousins Properties, Inc	151,943
1,899	*	Criimi MAE, Inc	37,600
3,200		Deerfield Triarc Capital Corp	43,840
3,397		DiamondRock Hospitality Co	40,628
1,445		Digital Realty Trust, Inc	32,700
2,900		EastGroup Properties, Inc	130,964
7,000		ECC Capital Corp	15,820
3,500		Education Realty Trust, Inc	45,115
400	*	Enstar Group, Inc	26,500
3,400		Entertainment Properties Trust	138,550
7,000		Equity Inns, Inc	94,850
2,529		Equity Lifestyle Properties, Inc	112,541
4,900		Equity One, Inc	113,288
6,892		Extra Space Storage, Inc	106,137
6,690		FelCor Lodging Trust, Inc	115,135
6,500		Fieldstone Investment Corp	77,090
5,700		First Industrial Realty Trust, Inc	219,450
2,503		First Potomac Realty Trust	66,580
2,400		Getty Realty Corp	63,096
1,600		Gladstone Capital Corp	34,208
2,200		Gladstone Investment Corp	29,898
4,299		Glenborough Realty Trust, Inc	77,812
4,800		Glimcher Realty Trust	116,736
5,200		GMH Communities Trust	80,652
3,047		Government Properties Trust, Inc	28,429
2,200		Gramercy Capital Corp	50,116
2,576		Harris & Harris Group, Inc	35,806
3,700		Heritage Property Investment Trust	123,580
2,900		Hersha Hospitality Trust	26,129
6,680		Highland Hospitality Corp	73,814
7,200		Highwoods Properties, Inc	204,840
4,289		Home Properties, Inc	174,991
7,771		HomeBanc Corp	58,127
9,903		IMPAC Mortgage Holdings, Inc	93,187
8,861		Inland Real Estate Corp	131,054
5,708		Innkeepers U.S.A. Trust	91,328
6,600		Investors Real Estate Trust	60,918
10,300		iShares Russell 2000 Index Fund	686,907
1,500		JER Investors Trust, Inc	25,425
3,895		Kilroy Realty Corp	241,101
3,600		Kite Realty Group Trust	55,692
4,300		LaSalle Hotel Properties	157,896
7,000		Lexington Corporate Properties Trust	149,100
3,126		LTC Properties, Inc	65,740
5,293		Luminent Mortgage Capital, Inc	39,750
4,423		Maguire Properties, Inc	136,671
1,600		Medical Properties Trust, Inc	15,648

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

11,600	*	MeriStar Hospitality Corp	$109,040
11,200		MFA Mortgage Investments, Inc	63,840
2,500		Mid-America Apartment Communities, Inc	121,250
3,300		MortgageIT Holdings, Inc	45,078
3,207		National Health Investors, Inc	83,254
1,077		National Health Realty, Inc	20,000
8,900		Nationwide Health Properties, Inc	190,460
5,800		Newcastle Investment Corp	144,130
2,000		Newkirk Realty Trust, Inc	31,000
3,633		NorthStar Realty Finance Corp	37,020
3,739		Novastar Financial, Inc	105,103
7,548		Omega Healthcare Investors, Inc	95,029
1,134		One Liberty Properties, Inc	20,877
2,433		Origen Financial, Inc	17,323
1,900		Parkway Properties, Inc	76,266
4,820		Pennsylvania Real Estate Investment Trust	180,075
5,300		Post Properties, Inc	211,735
6,064		Prentiss Properties Trust	246,684
2,200		PS Business Parks, Inc	108,240
3,600		RAIT Investment Trust	93,312
1,900		Ramco-Gershenson Properties	50,635
2,655		Redwood Trust, Inc	109,545
1,063	*	Rockville Financial, Inc	13,872
1,500		Saul Centers, Inc	54,150
6,700		Saxon Capital, Inc	75,911
8,000		Senior Housing Properties Trust	135,280
2,251		Sizeler Property Investors, Inc	28,925
2,200		Sovran Self Storage, Inc	103,334
8,900		Spirit Finance Corp	101,015
5,861		Strategic Hotel Capital, Inc	120,619
2,200		Sun Communities, Inc	69,080
4,000		Sunstone Hotel Investors, Inc	106,280
4,164		Tanger Factory Outlet Centers, Inc	119,673
1,700	*	Tarragon Corp	35,054
6,700		Taubman Centers, Inc	232,825
2,300		Town & Country Trust	77,763
8,818		Trustreet Properties, Inc	128,919
1,600		Universal Health Realty Income Trust	50,144
2,800		Urstadt Biddle Properties, Inc (Class A)	45,388
5,500		U-Store-It Trust	115,775
5,700		Washington Real Estate Investment Trust	172,995
3,471		Winston Hotels, Inc	34,363

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,169,843

HOTELS AND OTHER LODGING PLACES - 0.74%
3,300		Ameristar Casinos, Inc	74,910
4,646	*	Aztar Corp	141,192
2,745	*	Bluegreen Corp	43,371
5,321	*	Gaylord Entertainment Co	231,942
3,300	*	Great Wolf Resorts, Inc	34,023

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,817	*	Isle of Capri Casinos, Inc	$44,262
26,833	*	La Quinta Corp	298,920
3,500	*	Lodgian, Inc	37,555
2,700		Marcus Corp	63,450
1,326	*	Monarch Casino & Resort, Inc	29,968
3,200	*	MTR Gaming Group, Inc	33,312
1,005	*	Outdoor Channel Holdings, Inc	13,568
1,034	*	Riviera Holdings Corp	16,947
4,090	*	Vail Resorts, Inc	135,093

		TOTAL HOTELS AND OTHER LODGING PLACES	1,198,513

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.69%
1,100	*	Aaon, Inc	19,712
3,600		Actuant Corp	200,880
8,342	*	Advanced Digital Information Corp	81,668
12,055	*	AGCO Corp	199,751
949		Alamo Group, Inc	19,455
3,798		Albany International Corp (Class A)	137,336
2,079	*	Astec Industries, Inc	67,900
2,400	*	ASV, Inc	59,952
6,277	*	Asyst Technologies, Inc	35,904
13,588	*	Axcelis Technologies, Inc	64,815
2,234		Black Box Corp	105,847
4,029	*	Blount International, Inc	64,182
6,846		Briggs & Stratton Corp	265,556
9,759	*	Brooks Automation, Inc	122,280
2,663		Bucyrus International, Inc (Class A)	140,340
1,645		Cascade Corp	77,167
11,411	*	Cirrus Logic, Inc	76,225
3,026		Curtiss-Wright Corp	165,220
5,860	*	Dot Hill Systems Corp	40,610
987	*	Dril-Quip, Inc	46,586
11,106	*	Emulex Corp	219,788
5,526		Engineered Support Systems, Inc	230,103
2,734	*	EnPro Industries, Inc	73,681
15,774	*	Entegris, Inc	148,591
16,275	*	Extreme Networks, Inc	77,306
1,734	*	Fargo Electronics, Inc	33,380
1,535	*	Flanders Corp	18,666
7,300	*	Flowserve Corp	288,788
3,300	*	Gardner Denver, Inc	162,690
34,195	*	Gateway, Inc	85,829
1,636	*	Gehl Co	42,945
3,069	*	Global Imaging Systems, Inc	106,279
1,150		Gorman-Rupp Co	25,427
2,499	*	Hydril	156,437
6,430	*	Intermec, Inc	217,334
2,740	*	Intevac, Inc	36,168
1,900	*	Kadant, Inc	35,150
3,700		Kaydon Corp	118,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,039		Kennametal, Inc	$257,191
3,882	*	Komag, Inc	134,550
7,004	*	Kulicke & Soffa Industries, Inc	61,915
7,543		Lennox International, Inc	212,713
1,600		Lindsay Manufacturing Co	30,768
1,900		Lufkin Industries, Inc	94,753
3,992		Manitowoc Co, Inc	200,478
362	*	Mestek, Inc	4,742
5,088	*	Micros Systems, Inc	245,852
718	*	Middleby Corp	62,107
4,996	*	Mikohn Gaming Corp	49,311
4,570		Modine Manufacturing Co	148,936
700		Nacco Industries, Inc (Class A)	82,005
4,272	*	Netgear, Inc	82,236
2,303		NN, Inc	24,412
3,346		Nordson Corp	135,546
17,352	*	Nuance Communications, Inc	132,396
5,379	*	Oil States International, Inc	170,407
362	*	Omega Flex, Inc	6,295
5,528	*	Palm, Inc	175,790
489	*	PAR Technology Corp	13,575
4,643	*	Paxar Corp	91,142
3,339	*	ProQuest Co	93,191
24,528	*	Quantum Corp	74,810
800	*	Rackable Systems, Inc	22,784
1,300	*	RBC Bearings, Inc	21,125
1,356	*	Rimage Corp	39,297
1,500		Robbins & Myers, Inc	30,525
1,195		Sauer-Danfoss, Inc	22,478
1,700	*	Scansource, Inc	92,956
2,369	*	Semitool, Inc	25,775
1,633		Standex International Corp	45,332
3,947		Stewart & Stevenson Services, Inc	83,400
2,239		Tecumseh Products Co (Class A)	51,295
1,010		Tennant Co	52,520
1,960	*	TurboChef Technologies, Inc	28,146
3,100	*	Ultratech, Inc	50,902
3,221	*	VeriFone Holdings, Inc	81,491
2,900		Watsco, Inc	173,449
1,300		Woodward Governor Co	111,813

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,587,275

INSTRUMENTS AND RELATED PRODUCTS - 5.43%
2,663	*	Abaxis, Inc	43,886
2,593	*	Abiomed, Inc	23,959
1,280	*	ADE Corp	30,797
8,388	*	Align Technology, Inc	54,270
9,156	*	American Medical Systems Holdings, Inc	163,251
1,094	*	American Science & Engineering, Inc	68,233
1,859		Analogic Corp	88,953

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,361	*	Anaren, Inc	$36,902
400	*	Angiodynamics, Inc	10,212
1,696	*	Animas Corp	40,958
1,258	*	ARGON ST, Inc	38,973
2,771		Arrow International, Inc	80,331
3,192	*	Arthrocare Corp	134,511
2,177	*	Aspect Medical Systems, Inc	74,780
2,337	*	August Technology Corp	25,684
782		Badger Meter, Inc	30,686
2,289	*	Bio-Rad Laboratories, Inc (Class A)	149,792
2,255	*	Biosite, Inc	126,934
5,173	*	Bruker BioSciences Corp	25,141
3,943	*	Caliper Life Sciences, Inc	23,185
3,100	*	Candela Corp	44,764
1,573	*	Cantel Medical Corp	28,220
5,535	*	Cepheid, Inc	48,597
1,924		CNS, Inc	42,155
4,116	*	Coherent, Inc	122,163
2,800		Cohu, Inc	64,036
3,958	*	Conmed Corp	93,646
11,685	*	Credence Systems Corp	81,328
2,790	*	Cyberonics, Inc	90,117
1,600		Datascope Corp	52,880
575	*	DexCom, Inc	8,579
2,752	*	Dionex Corp	135,068
2,841	*	DJ Orthopedics, Inc	78,355
3,629		DRS Technologies, Inc	186,603
2,100		EDO Corp	56,826
5,126	*	Encore Medical Corp	25,374
3,400	*	ESCO Technologies, Inc	151,266
3,293	*	Esterline Technologies Corp	122,467
1,200	*	ev3, Inc	17,688
1,650	*	Excel Technology, Inc	39,237
1,451	*	FARO Technologies, Inc	29,020
3,121	*	FEI Co	59,830
4,489	*	Formfactor, Inc	109,666
6,387	*	Fossil, Inc	137,384
1,889	*	Foxhollow Technologies, Inc	56,273
3,456	*	Haemonetics Corp	168,860
4,423	*	HealthTronics, Inc	33,836
1,800	*	Herley Industries, Inc	29,718
5,800	*	Hologic, Inc	219,936
1,782	*	ICU Medical, Inc	69,872
2,751	*	I-Flow Corp	40,220
2,994	*	II-VI, Inc	53,503
4,672	*	Illumina, Inc	65,875
9,102	*	Input/Output, Inc	63,987
2,691	*	Integra LifeSciences Holdings Corp	95,423
3,735	*	Intermagnetics General Corp	119,147
1,779	*	Intralase Corp	31,720
4,601	*	Intuitive Surgical, Inc	539,559
4,088		Invacare Corp	128,731

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

3,340	*	Ionatron, Inc	$33,767
2,200	*	IRIS International, Inc	48,092
1,848	*	Ista Pharmaceuticals, Inc	11,753
3,339	*	Itron, Inc	133,694
4,497	*	Ixia	66,466
1,700		Keithley Instruments, Inc	23,766
1,171	*	Kensey Nash Corp	25,797
9,505	*	Kopin Corp	50,852
3,840	*	Kyphon, Inc	156,787
1,229	*	LaBarge, Inc	17,661
2,700	*	Laserscope	60,642
1,798	*	LeCroy Corp	27,491
10,795	*	Lexar Media, Inc	88,627
8,012	*	LTX Corp	36,054
1,551	*	Measurement Specialties, Inc	37,767
4,293		Mentor Corp	197,821
3,446	*	Merit Medical Systems, Inc	41,834
1,400	*	Micro Therapeutics, Inc	9,702
3,825		Mine Safety Appliances Co	138,503
4,303	*	MKS Instruments, Inc	76,981
2,350	*	Molecular Devices Corp	67,986
2,433		Movado Group, Inc	44,524
2,597		MTS Systems Corp	89,960
6,893	*	Nanogen, Inc	18,060
693	*	Neurometrix, Inc	18,905
4,783	*	Newport Corp	64,762
2,060	*	NuVasive, Inc	37,286
800	*	NxStage Medical, Inc	9,568
3,261		Oakley, Inc	47,904
1,000	*	OccuLogix, Inc	7,200
2,251	*	Palomar Medical Technologies, Inc	78,875
2,300	*	Photon Dynamics, Inc	42,044
3,173		PolyMedica Corp	106,200
2,020	*	Rofin-Sinar Technologies, Inc	87,809
1,800	*	Rudolph Technologies, Inc	23,184
4,680	*	Sirf Technology Holdings, Inc	139,464
1,541	*	Somanetics Corp	49,312
3,153	*	Sonic Solutions, Inc	47,642
2,000	*	SonoSite, Inc	70,020
4,600	*	Star Scientific, Inc	10,810
9,311		STERIS Corp	232,961
5,355	*	Sybron Dental Specialties, Inc	213,183
1,000	*	Symmetry Medical, Inc	19,390
4,429	*	Teledyne Technologies, Inc	128,884
5,870	*	ThermoGenesis Corp	28,352
6,300	*	Thoratec Corp	130,347
4,149	*	TriPath Imaging, Inc	25,060
1,300		United Industrial Corp	53,781
4,307	*	Varian, Inc	171,376
3,600	*	Veeco Instruments, Inc	62,388
4,157	*	Ventana Medical Systems, Inc	176,049

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,199	*	Viasys Healthcare, Inc	$107,914
1,812	*	Viisage Technology, Inc	31,909
1,692	*	Vital Images, Inc	44,246
700		Vital Signs, Inc	29,974
700	*	Vnus Medical Technologies, Inc	5,866
3,836	*	Wright Medical Group, Inc	78,254
2,800		X-Rite, Inc	28,000
600		Young Innovations, Inc	20,448
1,400	*	Zoll Medical Corp	35,266

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,782,587

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
2,200		Clark, Inc	29,150
2,829		Crawford & Co (Class B)	16,295
4,260		Hilb Rogal & Hobbs Co	164,053
700	*	James River Group, Inc	13,895
4,725		National Financial Partners Corp	248,299
6,080	*	USI Holdings Corp	83,722

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	555,414

INSURANCE CARRIERS - 2.41%
4,276		21st Century Insurance Group	69,186
1,200		Affirmative Insurance Holdings, Inc	17,508
4,400		Alfa Corp	70,840
6,000		American Equity Investment Life Holding Co	78,300
1,043	*	American Physicians Capital, Inc	47,759
3,965	*	Argonaut Group, Inc	129,933
1,000		Baldwin & Lyons, Inc (Class B)	24,300
2,295		Bristol West Holdings, Inc	43,674
5,600	*	Centene Corp	147,224
4,352	*	Ceres Group, Inc	22,500
4,288	*	Citizens, Inc	23,370
2,200	*	CNA Surety Corp	32,054
3,725		Delphi Financial Group, Inc (Class A)	171,387
1,893		Direct General Corp	31,992
1,266		Donegal Group, Inc	29,422
889		EMC Insurance Group, Inc	17,727
1,800		FBL Financial Group, Inc (Class A)	59,058
2,308	*	First Acceptance Corp	23,749
1,381	*	Fpic Insurance Group, Inc	47,921
1,102		Great American Financial Resources, Inc	21,864
1,833		Harleysville Group, Inc	48,575
2,800	*	HealthExtras, Inc	70,280
5,700		Horace Mann Educators Corp	108,072
727		Independence Holding Co	14,213
2,780		Infinity Property & Casualty Corp	103,444
500		Kansas City Life Insurance Co	25,040
2,568	*	KMG America Corp	23,574

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,446		LandAmerica Financial Group, Inc	$152,630
1,456		Midland Co	52,474
1,388	*	Molina Healthcare, Inc	36,976
500		National Interstate Corp	9,535
300		National Western Life Insurance Co (Class A)	62,073
1,499	*	Navigators Group, Inc	65,371
1,680		Odyssey Re Holdings Corp	42,134
8,400		Ohio Casualty Corp	237,888
12,724		Phoenix Cos, Inc	173,555
4,300	*	PMA Capital Corp (Class A)	39,259
2,700		Presidential Life Corp	51,408
3,708	*	ProAssurance Corp	180,357
700		Republic Cos Group, Inc	10,836
3,000		RLI Corp	149,610
1,516		Safety Insurance Group, Inc	61,201
982	*	SeaBright Insurance Holdings, Inc	16,331
3,802		Selective Insurance Group, Inc	201,886
1,800		State Auto Financial Corp	65,628
2,261		Stewart Information Services Corp	110,043
2,200		Tower Group, Inc	48,356
1,200	*	Triad Guaranty, Inc	52,788
4,703		UICI	167,004
2,230		United Fire & Casualty Co	90,159
3,500	*	Universal American Financial Corp	52,780
2,434	*	WellCare Health Plans, Inc	99,429
3,485		Zenith National Insurance Corp	160,728

		TOTAL INSURANCE CARRIERS	3,893,405

JUSTICE, PUBLIC ORDER AND SAFETY - 0.16%
5,182	*	Corrections Corp of America	233,035
1,273	*	Geo Group, Inc	29,190

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	262,225

LEATHER AND LEATHER PRODUCTS - 0.28%
2,530		Brown Shoe Co, Inc	107,348
2,972	*	Genesco, Inc	115,284
1,776		Steven Madden Ltd	51,912
800		Weyco Group, Inc	15,280
7,593		Wolverine World Wide, Inc	170,539

		TOTAL LEATHER AND LEATHER PRODUCTS	460,363

LEGAL SERVICES - 0.12%
5,207	*	FTI Consulting, Inc	142,880
1,316		Pre-Paid Legal Services, Inc	50,284

		TOTAL LEGAL SERVICES	193,164

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.24%
1,600		American Woodmark Corp	$39,664
10,100	*	Champion Enterprises, Inc	137,562
1,319		Deltic Timber Corp	68,403
900		Skyline Corp	32,760
2,100		Universal Forest Products, Inc	116,025

		TOTAL LUMBER AND WOOD PRODUCTS	394,414

METAL MINING - 0.37%
2,900		Cleveland-Cliffs, Inc	256,853
32,140	*	Coeur d'Alene Mines Corp	128,560
15,011	*	Hecla Mining Co	60,945
2,600		Royal Gold, Inc	90,298
5,275	*	Stillwater Mining Co	61,032

		TOTAL METAL MINING	597,688

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.63%
3,542		Blyth, Inc	74,205
10,197		Callaway Golf Co	141,126
1,684		Charles & Colvard Ltd	34,017
1,927		Daktronics, Inc	56,981
1,127		Escalade, Inc	13,265
12,260	*	Identix, Inc	61,423
3,354	*	Jakks Pacific, Inc	70,233
6,389	*	K2, Inc	64,593
1,750		Marine Products Corp	18,358
4,450		Nautilus, Inc	83,037
2,343	*	RC2 Corp	83,223
1,482		Russ Berrie & Co, Inc	16,924
4,680	*	Shuffle Master, Inc	117,655
989	*	Steinway Musical Instruments, Inc	25,229
6,023		Yankee Candle Co, Inc	154,189

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,014,458

MISCELLANEOUS RETAIL - 1.18%
3,526	*	1-800-FLOWERS.COM, Inc (Class A)	22,637
1,900	*	AC Moore Arts & Crafts, Inc	27,645
600	*	Allion Healthcare, Inc	6,990
4,515	*	Alloy, Inc	13,048
2,673		Big 5 Sporting Goods Corp	58,512
551		Blair Corp	21,456
2,002	*	Blue Nile, Inc	80,701
1,300	*	Build-A-Bear Workshop, Inc	38,532
3,854		Cash America International, Inc	89,374
4,777	*	Coldwater Creek, Inc	145,842
2,257	*	dELiA*s, Inc	18,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

260	*	dELiA*s, Inc	$260
9,206	*	Drugstore.com, Inc	26,237
50	b,v*	FAO, Inc	(0)
500	*	Golf Galaxy, Inc	9,575
4,364	*	GSI Commerce, Inc	65,853
4,806	*	Hibbett Sporting Goods, Inc	136,875
2,700	*	Jill (J.) Group, Inc	51,381
4,056		Longs Drug Stores Corp	147,598
3,198	*	Nutri/System, Inc	115,192
1,400	*	Overstock.com, Inc	39,410
7,711	*	Petco Animal Supplies, Inc	169,256
3,393	*	Priceline.com, Inc	75,732
1,700	*	Sharper Image Corp	16,558
3,490	*	Sports Authority, Inc	108,644
2,300	*	Stamps.com, Inc	52,808
1,300	*	Systemax, Inc	8,112
3,630	*	Valuevision International, Inc (Class A)	45,738
3,582		World Fuel Services Corp	120,785
6,776	*	Zale Corp	170,416
378	*	Zumiez, Inc	16,337

		TOTAL MISCELLANEOUS RETAIL	1,900,237

MOTION PICTURES - 0.23%
25,257		Blockbuster, Inc (Class A)	94,714
1,690		Carmike Cinemas, Inc	42,858
12,268	*	Denny's Corp	49,440
6,642	*	Macrovision Corp	111,121
6,600	*	Time Warner Telecom, Inc (Class A)	65,010
703	*	WPT Enterprises, Inc	4,176

		TOTAL MOTION PICTURES	367,319

NONDEPOSITORY INSTITUTIONS - 0.83%
2,328	*	Accredited Home Lenders Holding Co	115,422
9,000		Advance America Cash Advance Centers, Inc	111,600
200		Advanta Corp (Class A)	6,026
2,312		Advanta Corp (Class B)	75,001
2,900		Ares Capital Corp	46,603
1,351		Asta Funding, Inc	36,936
1,774		Beverly Hills Bancorp, Inc	18,396
5,383		CharterMac	114,012
2,091	*	Collegiate Funding Services LLC	41,297
3,024	*	CompuCredit Corp	116,364
1,712		Delta Financial Corp	14,347
11,184		Doral Financial Corp	118,550
1,700	b,*	DVI, Inc	1
2,016	*	Encore Capital Group, Inc	34,978
1,520		Federal Agricultural Mortgage Corp (Class C)	45,494
2,338		Financial Federal Corp	103,924

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,792	*	First Cash Financial Services, Inc	$52,255
6,758		MCG Capital Corp	98,599
2,496		NGP Capital Resources Co	32,772
4,800	*	Ocwen Financial Corp	41,760
1,700		Technology Investment Capital Corp	25,670
700	*	United PanAm Financial Corp	18,109
2,600	*	World Acceptance Corp	74,100

		TOTAL NONDEPOSITORY INSTITUTIONS	1,342,216

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
2,849		AMCOL International Corp	58,461
2,631		Compass Minerals International, Inc	64,565

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	123,026

OIL AND GAS EXTRACTION - 4.32%
1,586	*	Atlas America, Inc	95,509
2,413	*	ATP Oil & Gas Corp	89,305
1,783	*	Atwood Oceanics, Inc	139,127
2,243		Berry Petroleum Co (Class A)	128,300
1,700	*	Bill Barrett Corp	65,637
1,941	*	Bois d'Arc Energy, Inc	30,784
3,406	*	Brigham Exploration Co	40,395
800	*	Bronco Drilling Co, Inc	18,408
6,550		Cabot Oil & Gas Corp (Class A)	295,405
10,400	*	Cal Dive International, Inc	373,256
1,865	*	Callon Petroleum Co	32,917
2,688	*	Carrizo Oil & Gas, Inc	66,420
6,360	*	Cheniere Energy, Inc	236,719
10,818		Cimarex Energy Co	465,282
700	*	Clayton Williams Energy, Inc	29,218
5,400	*	Comstock Resources, Inc	164,754
4,727	*	Delta Petroleum Corp	102,907
2,345	*	Edge Petroleum Corp	58,414
6,576	*	Encore Acquisition Co	210,695
7,649	*	Endeavour International Corp	25,242
4,567	*	Energy Partners Ltd	99,515
4,559	*	FX Energy, Inc	36,381
10,195	*	Gasco Energy, Inc	66,573
11,200	*	Global Industries Ltd	127,120
1,446	*	Goodrich Petroleum Corp	36,367
25,300	*	Grey Wolf, Inc	195,569
11,924	*	Hanover Compressor Co	168,248
5,161	*	Harvest Natural Resources, Inc	45,830
1,200	*	Hercules Offshore, Inc	34,092
3,821	*	Houston Exploration Co	201,749
6,559	*	KCS Energy, Inc	158,859
2,700	*	McMoRan Exploration Co	53,379
11,228	*	Meridian Resource Corp	47,158

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

11,300	*	Newpark Resources, Inc	$86,219
3,500	*	Oceaneering International, Inc	174,230
4,589	*	Parallel Petroleum Corp	78,059
12,600	*	Parker Drilling Co	136,458
800	v*	PetroCorp (Escrow)	(0)
7,029	*	PetroHawk Energy Corp	92,923
2,200	*	Petroleum Development Corp	73,348
5,262	*	Petroquest Energy, Inc	43,569
2,597	*	Pioneer Drilling Co	46,564
3,100	*	Remington Oil & Gas Corp	113,150
2,925		RPC, Inc	77,045
2,426	*	SEACOR Holdings, Inc	165,211
7,600		St. Mary Land & Exploration Co	279,756
3,221	*	Stone Energy Corp	146,652
10,260	*	Superior Energy Services	215,973
800	*	Superior Well Services, Inc	19,008
3,800	*	Swift Energy Co	171,266
5,050	*	Syntroleum Corp	45,602
4,550	*	Tetra Technologies, Inc	138,866
6,270		Todco	238,636
1,931	*	Toreador Resources Corp	40,686
5,361	*	Transmontaigne, Inc	35,383
3,013	*	Tri-Valley Corp	23,441
1,200	*	Union Drilling, Inc	17,436
4,529	*	Veritas DGC, Inc	160,734
1,700		W&T Offshore, Inc	49,980
3,600	*	Warren Resources, Inc	56,952
3,800	*	W-H Energy Services, Inc	125,704
4,771	*	Whiting Petroleum Corp	190,840

		TOTAL OIL AND GAS EXTRACTION	6,983,225

PAPER AND ALLIED PRODUCTS - 0.77%
7,418		Bowater, Inc	227,881
3,960	*	Buckeye Technologies, Inc	31,878
3,746	*	Caraustar Industries, Inc	32,553
2,622		Chesapeake Corp	44,522
5,924		Glatfelter	84,062
8,665	*	Graphic Packaging Corp	19,756
2,069		Greif, Inc (Class A)	137,133
6,803		Longview Fibre Co	141,570
3,883	*	Mercer International, Inc	30,520
2,024		Neenah Paper, Inc	56,672
5,441	*	Playtex Products, Inc	74,378
3,845		Potlatch Corp	196,018
3,800		Rock-Tenn Co (Class A)	51,870
2,000		Schweitzer-Mauduit International, Inc	49,560
5,700		Wausau Paper Corp	67,545

		TOTAL PAPER AND ALLIED PRODUCTS	1,245,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

PERSONAL SERVICES - 0.38%
1,300		Angelica Corp	$21,502
3,489	*	Coinstar, Inc	79,654
2,540		G & K Services, Inc (Class A)	99,695
5,100		Jackson Hewitt Tax Service, Inc	141,321
5,954		Regis Corp	229,646
1,200		Unifirst Corp	37,320

		TOTAL PERSONAL SERVICES	609,138

PETROLEUM AND COAL PRODUCTS - 0.56%
1,300	*	Alon USA Energy, Inc	25,545
2,700		ElkCorp	90,882
7,234		Frontier Oil Corp	271,492
1,931	*	Giant Industries, Inc	100,335
5,500	*	Headwaters, Inc	194,920
2,722		Holly Corp	160,244
2,300		WD-40 Co	60,398

		TOTAL PETROLEUM AND COAL PRODUCTS	903,816

PRIMARY METAL INDUSTRIES - 2.08%
14,800	*	AK Steel Holding Corp	117,660
4,145	*	Aleris International, Inc	133,635
5,857		Belden CDT, Inc	143,087
2,400	*	Brush Engineered Materials, Inc	38,160
3,300		Carpenter Technology Corp	232,551
2,978	*	Century Aluminum Co	78,053
3,086	*	Chaparral Steel Co	93,352
7,313	*	CommScope, Inc	147,211
2,100	*	Encore Wire Corp	47,796
5,300	*	General Cable Corp	104,410
3,296		Gibraltar Industries, Inc	75,610
4,000	*	Lone Star Technologies, Inc	206,640
4,274		Matthews International Corp (Class A)	155,616
5,758	*	Maverick Tube Corp	229,514
4,900		Mueller Industries, Inc	134,358
2,904	*	NS Group, Inc	121,416
4,697	*	Oregon Steel Mills, Inc	138,186
3,344		Quanex Corp	167,100
1,552		Roanoke Electric Steel Corp	36,627
2,900	*	RTI International Metals, Inc	110,055
2,899		Schnitzer Steel Industries, Inc (Class A)	88,680
5,424		Steel Dynamics, Inc	192,606
1,449		Steel Technologies, Inc	40,558
2,283	*	Superior Essex, Inc	46,025
3,086		Texas Industries, Inc	153,806
1,538	*	Titanium Metals Corp	97,294
3,878		Tredegar Corp	49,987
1,102	*	Wheeling-Pittsburgh Corp	9,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

9,218		Worthington Industries, Inc	$177,078

		TOTAL PRIMARY METAL INDUSTRIES	3,367,011

PRINTING AND PUBLISHING - 1.11%
3,300		Banta Corp	164,340
4,600		Bowne & Co, Inc	68,264
6,968	*	Cenveo, Inc	91,699
1,500	*	Consolidated Graphics, Inc	71,010
1,275		Courier Corp	43,784
806		CSS Industries, Inc	24,768
3,300		Ennis, Inc	59,961
7,945		Hollinger International, Inc	71,187
3,600		John H Harland Co	135,360
3,897		Journal Communications, Inc	54,363
5,571		Journal Register Co	83,286
2,934	*	Martha Stewart Living Omnimedia, Inc (Class A)	51,140
2,842		Media General, Inc (Class A)	144,089
2,600	*	Playboy Enterprises, Inc (Class B)	36,114
3,847	*	Presstek, Inc	34,777
20,427	*	Primedia, Inc	32,887
13,154		Reader's Digest Association, Inc (Class A)	200,204
1,654		Schawk, Inc	34,320
4,330	*	Scholastic Corp	123,448
2,289		Standard Register Co	36,189
1,488		Thomas Nelson, Inc	36,679
6,680	*	Valassis Communications, Inc	194,188

		TOTAL PRINTING AND PUBLISHING	1,792,057

RAILROAD TRANSPORTATION - 0.34%
4,299		Florida East Coast Industries	182,148
3,145	*	Genesee & Wyoming, Inc (Class A)	118,095
10,054	*	Kansas City Southern Industries, Inc	245,619

		TOTAL RAILROAD TRANSPORTATION	545,862

REAL ESTATE - 0.40%
5,316	*	Alderwoods Group, Inc	84,365
1,053	*	California Coastal Communities, Inc	41,309
800		Consolidated-Tomoka Land Co	56,720
700	*	Housevalues, Inc	9,121
4,500		Jones Lang LaSalle, Inc	226,575
600		Orleans Homebuilders, Inc	11,010
14,377		Stewart Enterprises, Inc (Class A)	77,780
4,700	*	Trammell Crow Co	120,555
351	*	United Capital Corp	8,659
900	*	ZipRealty, Inc	7,578

		TOTAL REAL ESTATE	643,672

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.65%
1,975	*	Applied Films Corp	$41,021
8,635		Cooper Tire & Rubber Co	132,288
1,245	*	Deckers Outdoor Corp	34,387
9,054	*	Jarden Corp	272,978
4,000		Schulman (A.), Inc	86,080
3,000	*	Skechers U.S.A., Inc (Class A)	45,960
4,222		Spartech Corp	92,673
1,984		Titan International, Inc	34,224
1,447	*	Trex Co, Inc	40,588
7,148		Tupperware Corp	160,115
4,146		West Pharmaceutical Services, Inc	103,774

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,044,088

SECURITY AND COMMODITY BROKERS - 1.13%
3,592	*	Archipelago Holdings, Inc	178,774
779		BKF Capital Group, Inc	14,762
3,200		Calamos Asset Management, Inc (Class A)	100,640
1,200		Cohen & Steers, Inc	22,356
968		GAMCO Investors, Inc	42,137
800	*	GFI Group, Inc	37,944
1,573		Greenhill & Co, Inc	88,340
2,600	*	IntercontinentalExchange, Inc	94,510
1,559	*	International Securities Exchange, Inc	42,904
5,318	*	Investment Technology Group, Inc	188,470
14,379	*	Knight Capital Group, Inc	142,208
7,323	*	LaBranche & Co, Inc	74,035
3,209	*	MarketAxess Holdings, Inc	36,679
1,135	*	Morningstar, Inc	39,316
5,928	*	Nasdaq Stock Market, Inc	208,547
2,900		optionsXpress Holdings, Inc	71,195
2,778	*	Piper Jaffray Cos	112,231
1,800		Sanders Morris Harris Group, Inc	29,502
1,126	*	Stifel Financial Corp	42,326
2,100		SWS Group, Inc	43,974
200		Value Line, Inc	7,042
10,080		Waddell & Reed Financial, Inc (Class A)	211,378

		TOTAL SECURITY AND COMMODITY BROKERS	1,829,270

SOCIAL SERVICES - 0.13%
3,600	*	Bright Horizons Family Solutions, Inc	133,380
1,251	*	Providence Service Corp	36,016
2,661	*	Res-Care, Inc	46,222

		TOTAL SOCIAL SERVICES	215,618

SPECIAL TRADE CONTRACTORS - 0.50%
4,865	*	AsiaInfo Holdings, Inc	19,363

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

3,336		Chemed Corp	$165,732
5,167		Comfort Systems USA, Inc	47,536
5,413	*	Dycom Industries, Inc	119,086
2,100	*	EMCOR Group, Inc	141,813
3,500	*	Insituform Technologies, Inc (Class A)	67,795
1,637	*	Layne Christensen Co	41,629
15,504	*	Quanta Services, Inc	204,188

		TOTAL SPECIAL TRADE CONTRACTORS	807,142

STONE, CLAY, AND GLASS PRODUCTS - 0.38%
3,500		Apogee Enterprises, Inc	56,770
3,310	*	Cabot Microelectronics Corp	97,082
2,589		CARBO Ceramics, Inc	146,330
2,434		Eagle Materials, Inc	297,824
1,836		Libbey, Inc	18,764

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	616,770

TEXTILE MILL PRODUCTS - 0.08%
1,307	*	Dixie Group, Inc	18,010
1,900		Oxford Industries, Inc	103,930
1,736		Xerium Technologies, Inc	14,600

		TOTAL TEXTILE MILL PRODUCTS	136,540

TOBACCO PRODUCTS - 0.14%
3,570		Universal Corp (Virginia)	154,795
4,098		Vector Group Ltd	74,461

		TOTAL TOBACCO PRODUCTS	229,256

TRANSPORTATION BY AIR - 0.80%
7,489	*	ABX Air, Inc	58,639
11,500	*	Airtran Holdings, Inc	184,345
3,500	*	Alaska Air Group, Inc	125,020
11,283	*	Continental Airlines, Inc (Class B)	240,328
4,380	*	EGL, Inc	164,557
5,700	*	ExpressJet Holdings, Inc	46,113
4,837	*	Frontier Airlines, Inc	44,694
2,082	*	MAIR Holdings, Inc	9,806
3,800	*	Mesa Air Group, Inc	39,748
3,007	*	Offshore Logistics, Inc	87,804
2,681	*	Pinnacle Airlines Corp	17,882
1,964	*	Republic Airways Holdings, Inc	29,853
7,743		Skywest, Inc	207,977
3,266	*	World Air Holdings, Inc	31,419

		TOTAL TRANSPORTATION BY AIR	1,288,185

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 2.08%
2,300		A.O. Smith Corp	$80,730
4,382	*	AAR Corp	104,949
1,341	*	Accuride Corp	17,299
2,796	*	Aftermarket Technology Corp	54,354
5,694		American Axle & Manufacturing Holdings, Inc	104,371
1,813		Arctic Cat, Inc	36,369
4,633	*	Armor Holdings, Inc	197,597
9,324		ArvinMeritor, Inc	134,172
6,916		Clarcor, Inc	205,474
1,978		Coachmen Industries, Inc	23,360
6,363		Federal Signal Corp	95,509
8,410	*	Fleetwood Enterprises, Inc	103,864
1,118		Freightcar America, Inc	53,753
7,157	*	GenCorp, Inc	127,037
900		Greenbrier Cos, Inc	25,560
2,700	*	Group 1 Automotive, Inc	84,861
5,121	*	Hayes Lemmerz International, Inc	18,026
2,836		Heico Corp	73,396
6,744		JLG Industries, Inc	307,931
2,300	*	K&F Industries Holdings, Inc	35,328
2,914		Kaman Corp (Class A)	57,377
3,385		Monaco Coach Corp	45,020
991		Noble International Ltd	20,652
7,448	*	Orbital Sciences Corp	95,632
1,209	*	R&B, Inc	11,461
835	*	Sequa Corp (Class A)	57,657
2,149		Standard Motor Products, Inc	19,835
2,987		Superior Industries International, Inc	66,491
5,719	*	Tenneco, Inc	112,150
4,600		Thor Industries, Inc	184,322
5,501		Trinity Industries, Inc	242,429
2,098	*	Triumph Group, Inc	76,808
16,596	*	Visteon Corp	103,891
4,121		Wabash National Corp	78,505
6,138		Westinghouse Air Brake Technologies Corp	165,112
4,478		Winnebago Industries, Inc	149,028

		TOTAL TRANSPORTATION EQUIPMENT	3,370,310

TRANSPORTATION SERVICES - 0.37%
2,200		Ambassadors Group, Inc	50,358
1,410	*	Dynamex, Inc	26,875
5,852		GATX Corp	211,140
2,574	*	HUB Group, Inc	90,991
4,902		Pacer International, Inc	127,746
3,031	*	Pegasus Solutions, Inc	27,188
5,100	*	RailAmerica, Inc	56,049

		TOTAL TRANSPORTATION SERVICES	590,347

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

TRUCKING AND WAREHOUSING - 0.54%
3,365		Arkansas Best Corp	$146,983
1,100	*	Covenant Transport, Inc (Class A)	15,378
4,307		Forward Air Corp	157,851
2,125	*	Frozen Food Express Industries	23,439
5,900		Heartland Express, Inc	119,711
1,881	*	Marten Transport Ltd	34,272
3,730	*	Old Dominion Freight Line	100,635
800	*	P.A.M. Transportation Services, Inc	14,232
2,000	*	SCS Transportation, Inc	42,500
3,255	*	SIRVA, Inc	26,040
1,500	*	U.S. Xpress Enterprises, Inc (Class A)	26,070
700	*	Universal Truckload Services, Inc	16,100
827	*	USA Truck, Inc	24,091
6,654		Werner Enterprises, Inc	131,084

		TOTAL TRUCKING AND WAREHOUSING	878,386

WATER TRANSPORTATION - 0.23%
2,000	*	Gulfmark Offshore, Inc	59,240
1,900		Horizon Lines, Inc	23,047
2,444	*	Hornbeck Offshore Services, Inc	79,919
2,900	*	Kirby Corp	151,293
1,534		Maritrans, Inc	39,915
4,931	*	Odyssey Marine Exploration, Inc	17,455

		TOTAL WATER TRANSPORTATION	370,869

WHOLESALE TRADE-DURABLE GOODS - 1.79%
1,100	*	1-800 Contacts, Inc	12,881
4,100		Agilysys, Inc	74,702
3,966		Applied Industrial Technologies, Inc	133,615
4,469	*	Aviall, Inc	128,707
2,323		Barnes Group, Inc	76,659
2,500	*	Beacon Roofing Supply, Inc	71,825
1,200		BlueLinx Holdings, Inc	13,500
1,900		Building Material Holding Corp	129,599
1,379	*	Castle (A.M.) & Co	30,117
2,867	*	Digi International, Inc	30,075
2,000	*	Drew Industries, Inc	56,380
4,598	*	Genesis Microchip, Inc	83,178
8,822		Hughes Supply, Inc	316,269
1,712	*	Huttig Building Products, Inc	14,381
15,147		IKON Office Solutions, Inc	157,680
6,414	*	Insight Enterprises, Inc	125,778
1,700	*	Interline Brands, Inc	38,675
2,100	*	Keystone Automotive Industries, Inc	66,108
7,500		Knight Transportation, Inc	155,475
600		Lawson Products, Inc	22,644
2,268	*	LKQ Corp	78,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,809	*	Merge Technologies, Inc	$70,337
652	*	MWI Veterinary Supply, Inc	16,828
3,539	*	Navarre Corp	19,571
5,400		Owens & Minor, Inc	148,662
7,472		PEP Boys-Manny Moe & Jack	111,258
8,635	*	PSS World Medical, Inc	128,143
3,801		Reliance Steel & Aluminum Co	232,317
3,347		Ryerson Tull, Inc	81,399
514	*	Strattec Security Corp	20,776
4,479	*	Tyler Technologies, Inc	39,326
4,235	*	WESCO International, Inc	180,962
1,676	*	West Marine, Inc	23,430

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,889,775

WHOLESALE TRADE-NONDURABLE GOODS - 1.16%
4,484	*	Allscripts Healthcare Solutions, Inc	60,086
4,999	*	BioScrip, Inc	37,692
2,450	*	Central European Distribution Corp	98,343
83	b,*	Daisytek International Corp	-
537	*	Green Mountain Coffee Roasters, Inc	21,802
4,100	*	Hain Celestial Group, Inc	86,756
3,000		Handleman Co	37,260
1,162		Kenneth Cole Productions, Inc (Class A)	29,631
3,400		K-Swiss, Inc (Class A)	110,296
400	*	Maui Land & Pineapple Co, Inc	13,572
3,622		Myers Industries, Inc	52,809
1,700		Nash Finch Co	43,316
7,375		Nu Skin Enterprises, Inc (Class A)	129,653
1,463	*	Nuco2, Inc	40,788
5,090	*	Performance Food Group Co	144,403
1,352	*	Perry Ellis International, Inc	25,688
961	*	Provide Commerce, Inc	31,819
3,000	*	School Specialty, Inc	109,320
1,756	*	Smart & Final, Inc	22,617
4,316	*	Source Interlink Cos, Inc	47,994
2,529	*	Spartan Stores, Inc	26,352
4,800		Stride Rite Corp	65,088
909		The Andersons, Inc	39,160
4,400	*	Tractor Supply Co	232,936
5,502	*	United Natural Foods, Inc	145,253
4,435	*	United Stationers, Inc	215,098

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,867,732

		TOTAL COMMON STOCKS	161,677,319
		(Cost $127,975,395)

		TOTAL PORTFOLIO- 100.00%	161,677,319
		(Cost $127,975,395)

		OTHER ASSETS & LIABILITIES, NET - 0.00% **	5,265

		NET ASSETS - 100.00%	$161,682,584

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%
b	In bankruptcy
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)
December 31, 2005
	VALUE	%

UNITED STATES	$4,582,671	1.60

TOTAL DOMESTIC	4,582,671	1.60

AUSTRALIA	14,809,056	5.16
AUSTRIA	1,264,388	0.44
BELGIUM	3,210,275	1.12
CHINA	110,910	0.03
DENMARK	2,205,328	0.77
FINLAND	4,040,716	1.41
FRANCE	26,405,419	9.21
GERMANY	19,186,652	6.69
GREECE	1,744,840	0.61
HONG KONG	4,498,721	1.57
IRELAND	2,146,130	0.75
ITALY	10,721,203	3.74
JAPAN	72,029,442	25.12
NETHERLANDS	9,641,893	3.36
NEW ZEALAND	507,112	0.18
NORWAY	2,045,077	0.71
PORTUGAL	767,263	0.27
SINGAPORE	2,254,448	0.78
SPAIN	10,398,878	3.63
SWEDEN	6,680,421	2.33
SWITZERLAND	19,636,338	6.85
UNITED KINGDOM	67,869,332	23.67

FOREIGN	282,173,842	98.40

TOTAL PORTFOLIO	$286,756,513	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

PREFERRED STOCKS - 0.07%

COMMUNICATIONS - 0.01%
1,388	ProSiebenSat.1 Media AG.	$26,768

	TOTAL COMMUNICATIONS	26,768

HEALTH SERVICES - 0.01%
197	Fresenius Medical Care AG.	18,322

	TOTAL HEALTH SERVICES	18,322

TRANSPORTATION EQUIPMENT - 0.05%
216	Porsche AG.	154,646

	TOTAL TRANSPORTATION EQUIPMENT	154,646

	TOTAL PREFERRED STOCKS	199,736
	(Cost $167,075)

COMMON STOCKS - 99.76%

AGRICULTURAL PRODUCTION-CROPS - 0.09%
18,038	Gallaher Group plc	271,733

	TOTAL AGRICULTURAL PRODUCTION-CROPS	271,733

AGRICULTURAL SERVICES - 0.03%
5,655	Yara International ASA	82,054

	TOTAL AGRICULTURAL SERVICES	82,054

AMUSEMENT AND RECREATION SERVICES - 0.37%
4,638	Gamesa Corp Tecnologica S.A.	67,619
43,779	Hilton Group plc	273,198
6,230	OPAP S.A.	213,844
1,200	Oriental Land Co Ltd	65,373
801	Paddy Power plc	11,432
3,155	Publishing & Broadcasting Ltd	38,140
16,842	Rank Group plc	88,403
3,800	Sega Sammy Holdings, Inc	127,171
9,730	Sky City Entertainment Group Ltd	31,079
3,385	UNiTAB Ltd	33,745
10,662	William Hill plc	98,018

	TOTAL AMUSEMENT AND RECREATION SERVICES	1,048,022

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

APPAREL AND ACCESSORY STORES - 0.33%
1,300	Aoyama Trading Co Ltd	$43,946
7,294	Burberry Group plc	53,813
1,500	Fast Retailing Co Ltd	146,531
39,000	Giordano International Ltd	21,880
13,215	Hennes & Mauritz AB (B Shs)	448,326
6,033	Inditex S.A.	196,052
6,230	SSL International plc	32,674

	TOTAL APPAREL AND ACCESSORY STORES	943,222

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
1,879	Benetton Group S.p.A.	21,322
9,000	Gunze Ltd	59,781
14,000	Mitsubishi Rayon Co Ltd	92,519
4,000	Nisshinbo Industries, Inc	43,684
3,000	Onward Kashiyama Co Ltd	58,968
500	Shimamura Co Ltd	69,135
2,000	Tokyo Style Co Ltd	24,485
24,000	Toyobo Co Ltd	80,319
2,000	Wacoal Holdings Corp	27,078

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	477,291

AUTO REPAIR, SERVICES AND PARKING - 0.11%
5,200	Aisin Seiki Co Ltd	190,765
2,500	NOK Corp	67,779
4,000	Sumitomo Rubber Industries, Inc	56,935

	TOTAL AUTO REPAIR, SERVICES AND PARKING	315,479

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
4,834	Jardine Cycle & Carriage Ltd	32,269

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	32,269

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
5,214	Grafton Group plc	56,582
3,130	Travis Perkins plc	75,228

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	131,810

BUSINESS SERVICES - 2.44%
682	Acciona S.A.	75,981
3,612	Adecco S.A. (Regd)	166,082
28,475	Aegis Group plc	59,639
11,336	Aggreko plc	52,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

1,300		Asatsu-DK, Inc	$41,303
1,852	*	Atos Origin S.A.	121,569
7,914		Autostrade S.p.A.	189,126
26,571		Brambles Industries Ltd	197,250
1,825	*	Business Objects S.A.	73,600
3,438	*	Cap Gemini S.A.	137,515
300		Capcom Co Ltd	3,520
4,683		Cintra Concesiones de Infraestructuras de Transporte S.A.	53,968
11,829		Computershare Ltd	58,918
1,700		CSK Holdings Corp	84,834
1,547		Dassault Systemes S.A.	87,023
49		Dentsu, Inc	159,417
19		Dolmen Computer Applications	249
36		eAccess Ltd	25,468
1,000	*	Elpida Memory, Inc	29,823
11,639		First Choice Holidays plc	49,953
700		Fuji Soft ABC, Inc	23,426
48,000		Fujitsu Ltd	365,195
3,388		Getronics NV	45,398
11		Goodwill Group, Inc	22,367
27,126		Group 4 Securicor plc	74,975
2,999		Gruppo Editoriale L'Espresso S.p.A.	15,760
600		Hakuhodo DY Holdings, Inc	42,244
40,337		Hays plc	86,907
3,238		Indra Sistemas S.A.	63,058
5,777		iSOFT Group plc	38,629
2,200		Konami Corp	48,369
31,124		LogicaCMG plc	94,708
548	*	Lottomatica S.p.A	19,734
14,310		Misys plc	58,653
330		MJ Maillis S.A.	1,316
52,000		NEC Corp	323,375
500		Nomura Research Institute Ltd	61,213
33		NTT Data Corp	164,119
300		Obic Co Ltd	66,034
700		Oracle Corp Japan	34,754
2,070		Promotora de Informaciones S.A. (PRISA)	35,160
3,119		Public Power Corp	67,915
115	*	Rakuten, Inc	111,073
1,102		Randstad Holdings NV	47,692
48,269		Rentokil Initial plc	135,486
39,576		Reuters Group plc	292,491
35,044		Sage Group plc	155,217
6,161		SAP AG.	1,113,045
5,500		Secom Co Ltd	287,512
8,027		Securitas AB (B Shs)	133,134
116		SGS S.A.	97,521
25,000		Singapore Post Ltd	17,290
34,000		Solomon Systech International Ltd	14,142
12,365	*	Telecom Italia Media S.p.A.	6,520
4,715	*	Telelogic AB	12,086
1,975		Tietoenator Oyj	71,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

1,000		TIS, Inc	$30,840
100		Trans Cosmos, Inc	7,735
2,500	*	Trend Micro, Inc	94,468
6,338		TUI AG.	129,335
640		USS Co Ltd	40,776
4,604		Vedior NV	67,992
5,272		WM-Data AB (B Shs)	16,826
32,878		WPP Group plc	355,029
210		Yahoo! Japan Corp	318,478

		TOTAL BUSINESS SERVICES	6,977,892

CHEMICALS AND ALLIED PRODUCTS - 10.17%
3,049		Air Liquide S.A.	584,423
7,594		Akzo Nobel NV	350,686
600		Alfresa Holdings Corp	28,061
1,959		Altana AG.	106,294
34,000		Asahi Kasei Corp	229,874
15,100		Astellas Pharma, Inc	588,494
44,740		AstraZeneca plc (United Kingdom)	2,172,881
15,027		BASF AG.	1,146,991
400		Beiersdorf AG.	49,069
13,785		BOC Group plc	283,511
19,937		Boots Group plc	207,072
7,600		Chugai Pharmaceutical Co Ltd	162,908
1,916		Ciba Specialty Chemicals AG. (Regd)	123,571
6,406		Clariant AG.	94,052
5,092		CSL Ltd	158,748
6,000		Daicel Chemical Industries Ltd	43,108
15,800		Daiichi Sankyo Co Ltd	304,541
16,000		Dainippon Ink and Chemicals, Inc	69,271
4,208		DSM NV	171,242
7,000		Eisai Co Ltd	293,569
11,779	*	Elan Corp plc	158,391
162,653		GlaxoSmithKline plc	4,101,955
1,177		H Lundbeck a/s	24,290
1,449		Haw Par Corp Ltd	4,488
1,655		Henkel KGaA	165,933
32,889		Imperial Chemical Industries plc	187,454
7,000		Ishihara Sangyo Kaisha Ltd	12,454
4,900		JSR Corp	128,696
1,000		Kaken Pharmaceutical Co Ltd	7,786
5,000		Kansai Paint Co Ltd	42,828
14,000		Kao Corp	374,820
19,500		Kingboard Chemical Holdings Ltd	52,815
700		Kose Corp	27,993
9,000		Kuraray Co Ltd	93,180
8,000		Kyowa Hakko Kogyo Co Ltd	55,782
667	*	Lanxess AG.	21,211
2,318		Linde AG.	179,828
901		Lonza Group AG. (Regd)	54,964

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

8,250		L'Oreal S.A.	$611,125
15,351	*	Mayne Pharma Ltd	28,602
4,100		Mediceo Paltac Holdings Co Ltd	59,296
1,342		Merck KGaA	110,728
32,500		Mitsubishi Chemical Holdings Corp	204,588
10,000		Mitsubishi Gas Chemical Co, Inc	94,468
17,000		Mitsui Chemicals, Inc	114,217
4,000		Nippon Kayaku Co Ltd	34,127
3,000		Nippon Shokubai Co Ltd	33,932
5,000		Nissan Chemical Industries Ltd	71,084
65,027		Novartis AG. (Regd)	3,406,893
6,678		Novo Nordisk a/s (B Shs)	374,376
1,253		Novozymes a/s	68,362
365		Omega Pharma S.A.	18,948
9,141		Orica Ltd	136,790
17,135		Reckitt Benckiser plc	564,797
19,575		Roche Holding AG. (Genusscheine)	2,930,420
29,214		Sanofi-Aventis	2,549,993
1,600		Santen Pharmaceutical Co Ltd	44,192
2,058	*	SciGen Ltd	130
140		Serono S.A. (B Shs)	111,218
10,800		Shin-Etsu Chemical Co Ltd	573,719
8,000		Shionogi & Co Ltd	112,582
9,000		Shiseido Co Ltd	167,754
28,000		Showa Denko KK	109,125
898	*	SNIA S.p.A.	94
1,776	*	Sorin S.p.A.	3,565
41,000		Sumitomo Chemical Co Ltd	281,369
15,351		Symbion Health Ltd	39,750
2,979		Syngenta AG.	369,564
4,000		Taisho Pharmaceutical Co Ltd	74,896
7,000		Taiyo Nippon Sanso Corp	46,734
24,800		Takeda Pharmaceutical Co Ltd	1,340,541
6,000		Tanabe Seiyaku Co Ltd	58,256
23,000		Teijin Ltd	145,954
6,000		Tokuyama Corp	77,014
36,000		Toray Industries, Inc	293,417
11,000		Tosoh Corp	48,276
2,425		UCB S.A.	113,501
76,977		Unilever plc	761,846
4,153		Zeltia S.A.	28,804
4,000		Zeon Corp	52,868

		TOTAL CHEMICALS AND ALLIED PRODUCTS	29,131,149

COAL MINING - 0.58%
99,995		BHP Billiton Ltd	1,668,742

		TOTAL COAL MINING	1,668,742

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

COMMUNICATIONS - 6.24%
2,029		Antena 3 de Television S.A.	$48,201
3,880		Belgacom S.A.	126,087
33,384		British Sky Broadcasting plc	284,554
235,336		BT Group plc	899,939
66,378		Cable & Wireless plc	135,891
3,650		Cosmote Mobile Telecommunications S.A.	80,855
76,124		Deutsche Telekom AG. (Regd)	1,264,272
18,285		Eircom Group plc	42,705
4,304		Elisa Oyj	79,452
47,111		France Telecom S.A.	1,166,410
16		Fuji Television Network, Inc	40,261
8,014	*	Hellenic Telecommunications Organization S.A.	170,152
34,000	*	Hutchison Telecommunications International Ltd	49,113
1,200		I-CABLE Communications Ltd	294
113,244		ITV plc	218,713
71		KDDI Corp	409,049
4,719	*	Marconi Corp plc	31,332
22,988		Mediaset S.p.A.	242,684
676		Mobistar S.A.	53,424
1,663	*	Modern Times Group AB (B Shs)	69,269
145		Nippon Telegraph & Telephone Corp	658,477
476		NTT DoCoMo, Inc	725,917
20,384		Portugal Telecom SGPS S.A. (Regd)	205,576
1,448		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	16,482
3,745		Publicis Groupe S.A.	129,872
58,462		Royal KPN NV	584,081
96,714	*	Seat Pagine Gialle S.p.A.	45,004
187,214		Singapore Telecommunications Ltd	293,859
4,230	*	Sky Network Television Ltd	18,149
3,289		Societe Television Francaise 1 (T.F.1)	90,936
874	*	Sogecable S.A.	34,907
612		Swisscom AG. (Regd)	192,592
5,467		TDC a/s	326,371
8,808		Tele2 AB (B Shs)	94,349
58,067		Telecom Corp of New Zealand Ltd	237,675
442,977		Telecom Italia S.p.A.	1,285,383
124,545		Telefonica S.A.	1,867,189
9,727		Telekom Austria AG.	217,996
21,124		Telenor ASA	206,678
6,000		Television Broadcasts Ltd	31,882
52,220		TeliaSonera AB	280,174
60,820		Telstra Corp Ltd	175,335
3,650	*	Tiscali S.p.A.	11,517
600		Tokyo Broadcasting System, Inc	16,267
29,965		Vivendi Universal S.A.	935,234
620,000		Vodafone Group plc	1,335,803
113,924		Vodafone Group plc (Spon ADR)	2,445,948

		TOTAL COMMUNICATIONS	17,876,310

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 17.56%
11,000		77 Bank Ltd	$83,504
49,865		ABN AMRO Holding NV	1,299,295
24,328		Allied Irish Banks plc	517,964
7,618		Alpha Bank S.A.	221,950
7,000	v*	Ashikaga Financial Group, Inc	(0)
51,016		Australia & New Zealand Banking Group Ltd	896,275
2,577		Banca Antonveneta S.p.A.	79,914
9,225		Banca Fideuram S.p.A.	49,945
108,083		Banca Intesa S.p.A.	570,515
8,428		Banca Intesa S.p.A. (Rnc)	41,505
29,642		Banca Monte dei Paschi di Siena S.p.A.	138,021
28,510	*	Banca Nazionale del Lavoro S.p.A.	93,657
10,612		Banca Popolare di Milano	115,848
9,256		Banche Popolari Unite Scrl	202,200
94,796		Banco Bilbao Vizcaya Argentaria S.A.	1,686,195
5,699		Banco BPI S.A. (Regd)	25,948
51,866		Banco Comercial Portugues S.A. (Regd)	142,546
2,539		Banco Espirito Santo S.A. (Regd)	40,730
10,206		Banco Popolare di Verona e Novara Scrl	205,738
23,640		Banco Popular Espanol S.A.	287,211
165,982		Banco Santander Central Hispano S.A.	2,182,992
39,357		Bank of East Asia Ltd	119,032
16,000		Bank of Fukuoka Ltd	136,779
1,325		Bank of Ireland (Dublin)	20,802
25,447		Bank of Ireland (London)	399,213
6,000		Bank of Kyoto Ltd	72,439
33,000		Bank of Yokohama Ltd	269,804
179,838		Barclays plc	1,886,382
22,060		BNP Paribas	1,778,527
104,000		BOC Hong Kong Holdings Ltd	199,857
39,872		Capitalia S.p.A.	229,982
17,000		Chiba Bank Ltd	142,447
2,844		Close Brothers Group plc	44,308
16,418		Commerzbank AG.	503,899
35,733		Commonwealth Bank of Australia	1,120,560
16,521		Credit Agricole S.A.	518,558
12,457		Danske Bank a/s	437,333
31,000		DBS Group Holdings Ltd	307,614
9,818		Depfa Bank plc	144,644
13,777		Deutsche Bank AG. (Regd)	1,330,929
15,151		Dexia	348,134
18,344		DNB NOR Holding ASA	195,055
5,272		EFG Eurobank Ergasias S.A.	166,161
2,611	*	Emporiki Bank of Greece S.A.	88,390
3,751		Erste Bank der Oesterreichischen Sparkassen AG.	208,172
4,975		Fineco S.p.A.	47,709
32,624		Fortis	1,037,080
11,000		Gunma Bank Ltd	81,267
21,800		Hang Seng Bank Ltd	284,535
108,410		HBOS plc	1,848,101
30,000		Hokuhoku Financial Group, Inc	140,049

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

314,923		HSBC Holdings plc (United Kingdom)	$5,044,209
18,000		Joyo Bank Ltd	107,058
155,883		Lloyds TSB Group plc	1,307,285
13,161		Mediobanca S.p.A.	250,403
204		Mitsubishi UFJ Financial Group, Inc	2,765,399
14,000		Mitsui Trust Holdings, Inc	167,957
268		Mizuho Financial Group. Inc	2,125,290
43,737		National Australia Bank Ltd	1,039,498
7,259		National Bank of Greece S.A.	308,245
13,000		Nishi-Nippon City Bank Ltd	77,540
60,331		Nordea Bank AB (Sweden)	625,400
68,520		Oversea-Chinese Banking Corp	276,091
4,530		Piraeus Bank S.A.	96,715
127	*	Resona Holdings, Inc	511,099
88,675		Royal Bank of Scotland Group plc	2,671,686
30,851		Sanpaolo IMI S.p.A.	480,716
26,000		Shinsei Bank Ltd	150,233
15,000		Shizuoka Bank Ltd	150,216
13,108		Skandinaviska Enskilda Banken AB (A Shs)	269,288
9,839		Societe Generale (A Shs)	1,205,821
132		Sumitomo Mitsui Financial Group, Inc	1,397,950
34,000		Sumitomo Trust & Banking Co Ltd	347,115
7,000		Suruga Bank Ltd	88,189
14,597		Svenska Handelsbanken AB (A Shs)	361,321
28,865		UBS AG. (Regd)	2,739,870
223,935		UniCredito Italiano S.p.A	1,537,309
32,000		United Overseas Bank Ltd	280,972
52,209		Westpac Banking Corp	871,277
5,000		Wing Hang Bank Ltd	35,984

		TOTAL DEPOSITORY INSTITUTIONS	50,279,851

EATING AND DRINKING PLACES - 0.31%
3,000		Autogrill S.p.A.	40,942
59,839		Compass Group plc	226,517
9,594		Enterprise Inns plc	154,493
12,284		Mitchells & Butlers plc	88,150
7,165		Punch Taverns plc	104,431
200		Saizeriya Co Ltd	2,948
2,200		Skylark Co Ltd	35,042
2,626		Sodexho Alliance S.A.	107,793
7,239		Whitbread plc	117,937

		TOTAL EATING AND DRINKING PLACES	878,253

EDUCATIONAL SERVICES - 0.02%
1,700		Benesse Corp	59,485

		TOTAL EDUCATIONAL SERVICES	59,485

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.84%
8,862		Alinta Ltd	$72,483
12,488		Australian Gas Light Co Ltd	157,470
4,254		Caltex Australia Ltd	60,476
102,243		Centrica plc	447,152
16,400		Chubu Electric Power Co, Inc	390,443
51,500		CLP Holdings Ltd	298,895
6,998		Contact Energy Ltd	31,599
17,372		E.ON AG.	1,790,721
3,800		Electric Power Development Co	130,391
26,505		Endesa S.A.	694,685
120,486		Enel S.p.A.	942,961
48,965		Energias de Portugal S.A.	150,167
4,957		Gas Natural SDG S.A.	138,341
4,600		Hokkaido Electric Power Co, Inc	93,536
100,000		Hong Kong & China Gas Ltd	213,451
39,500		Hong Kong Electric Holdings Ltd	195,627
22,565		Iberdrola S.A.	614,576
39,427		International Power plc	162,109
21,500		Kansai Electric Power Co, Inc	461,768
10,519		Kelda Group plc	139,773
10,600		Kyushu Electric Power Co, Inc	229,908
75,348		National Grid plc	735,376
184		Oest Elektrizitatswirts (A Shs)	65,393
55,000		Osaka Gas Co Ltd	189,655
454		Puma AG. Rudolf Dassler Sport	132,005
12,591		RWE AG.	928,975
23,792		Scottish & Southern Energy plc	414,167
51,679		Scottish Power plc	482,193
21,460		SembCorp Industries Ltd	35,362
9,478		Severn Trent plc	176,382
26,231		Snam Rete Gas S.p.A.	107,442
1,064		Sociedad General de Aguas de Barcelona S.A.	22,591
9,000	*	Sojitz Holdings Corp	53,376
2,616	*	Suez S.A.	31
27,663		Suez S.A.(France)	858,166
11,800		Tohoku Electric Power Co, Inc	239,939
32,200		Tokyo Electric Power Co, Inc	781,606
62,000		Tokyo Gas Co Ltd	275,252
5,858		Union Fenosa S.A.	217,175
24,160		United Utilities plc	278,309
6,677	*	Vector Ltd	11,914
9,530		Veolia Environnement	429,860

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,851,701

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.45%
34,578	*	Alcatel S.A.	427,034
4,700		Alps Electric Co Ltd	65,425
37,268		ARM Holdings plc	77,416
13,429	*	ASML Holding NV	267,699

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

313		Bang & Olufsen a/s	$32,075
197		Barco NV	14,756
26,000	*	Chartered Semiconductor Manufacturing Ltd	20,327
6,000		Dainippon Screen Manufacturing Co Ltd	50,174
7,839		Electrolux AB (Series B)	203,397
21,622		EMI Group plc	90,015
412,680		Ericsson (LM) (B Shs)	1,415,596
4,900		Fanuc Ltd	415,564
6,000		Fisher & Paykel Appliances Holdings Ltd	14,179
12,900		Fisher & Paykel Healthcare Corp	33,385
13,000		Fuji Electric Holdings Co Ltd	68,838
1,340		Germanos S.A.	22,603
800		Hirose Electric Co Ltd	106,617
2,800		Hitachi Chemical Co Ltd	74,015
89,000		Hitachi Ltd	599,466
11,800		Hoya Corp	423,892
3,600		IBIDEN CO LTD	192,765
17,693	*	Infineon Technologies AG.	161,323
704		Intracom S.A.	4,650
36,640		Koninklijke Philips Electronics NV	1,134,491
1,128		Kudelski S.A. (Br)	33,422
4,500		Kyocera Corp	327,883
700		Mabuchi Motor Co Ltd	38,846
57,000		Matsushita Electric Industrial Co Ltd	1,098,661
8,000		Matsushita Electric Works Ltd	74,693
895	*	Micronas Semiconductor Holdings, Inc	29,540
9,000		Minebea Co Ltd	47,962
53,000		Mitsubishi Electric Corp	374,947
5,600		Murata Manufacturing Co Ltd	358,688
1,000		NEC Electronics Corp	32,788
5,000		NGK Spark Plug Co Ltd	108,023
2,900		Nidec Corp	246,437
4,500		Nitto Denko Corp	350,377
494		NKT Holding a/s	22,577
123,752		Nokia Oyj	2,255,262
5,800		Omron Corp	133,661
3,800		Pioneer Corp	52,671
18,000		Ricoh Co Ltd	314,920
1,300		Rinnai Corp	30,785
2,900		Rohm Co Ltd	315,233
3,000		Sanken Electric Co Ltd	48,369
43,000		Sanyo Electric Co Ltd	116,581
6,295		Schneider Electric S.A.	559,494
26,000		Sharp Corp	395,188
27,700		Sony Corp	1,131,187
3,500		Stanley Electric Co Ltd	56,846
17,673		STMicroelectronics NV	316,237
3,000		Taiyo Yuden Co Ltd	41,303
3,618		Tandberg ASA	22,067
3,300		TDK Corp	227,307
32,736		Terna S.p.A.	80,510
7,184		Thomson	149,988

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

189	*	Unaxis Holding AG. (Regd)	$28,380
2,000		Uniden Corp	38,888
2,900		Ushio, Inc	67,690
1,931		Valeo S.A.	71,543
6,000		Venture Corp Ltd	49,796
5,000		Yaskawa Electric Corp	50,411

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	15,614,863

ENGINEERING AND MANAGEMENT SERVICES - 0.21%
9,795		Amec plc	57,761
10,101		Balfour Beatty plc	61,734
19,115		Capita Group plc	136,759
6,927		Downer EDI Ltd	36,484
6,000		JGC Corp	114,124
800		Meitec Corp	25,892
200		Nichii Gakkan Co	5,083
799		SBM Offshore NV	64,323
1,678		SembCorp Logistics Ltd	1,716
11,692		Serco Group plc	63,077
39,000	*	STATS ChipPAC Ltd	26,034

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	592,987

FABRICATED METAL PRODUCTS - 0.19%
23,056		Amcor Ltd	126,338
94		Geberit AG. (Regd)	74,176
7,200		JS Group Corp	143,963
4,000		Sanwa Shutter Corp	24,672
1,737		Ssab Svenskt Stal AB (Series A)	63,076
232		Ssab Svenskt Stal AB (Series B)	7,842
4,000		Takuma Co Ltd	26,705
4,400		Toyo Seikan Kaisha Ltd	71,612

		TOTAL FABRICATED METAL PRODUCTS	538,384

FOOD AND KINDRED PRODUCTS - 3.40%
16,000		Ajinomoto Co, Inc	163,619
100		Ariake Japan Co Ltd	2,461
9,500		Asahi Breweries Ltd	115,822
57,654		Cadbury Schweppes plc	543,881
239		Carlsberg a/s (Class A)	11,906
539		Carlsberg a/s (Class B)	28,811
2,960		Coca Cola Hellenic Bottling Co S.A.	86,868
14,355		Coca-Cola Amatil Ltd	81,187
2,000		Coca-Cola West Japan Co Ltd	46,683
21,849		CSR Ltd	55,775
1,325		Danisco a/s	101,102
82,222		Diageo plc	1,189,228

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

799		East Asiatic Co Ltd a/s	$75,055
1,520		Ebro Puleva S.A.	25,155
186		Givaudan S.A. (Regd)	125,675
1,643		Greencore Group plc	6,512
6,617		Groupe Danone	688,798
6,822		Heineken NV	215,496
2,000		House Foods Corp	30,331
2,782		Iaws Group plc	39,870
5,021		InBev NV	217,771
900		Ito En Ltd	53,834
37,078		J Sainsbury plc	200,668
7,000		Kaneka Corp	84,512
2,400		Katokichi Co Ltd	16,328
3,651		Kerry Group plc (Class A)	80,575
3,000		Kikkoman Corp	29,103
21,000		Kirin Brewery Co Ltd	244,641
5,000		Meiji Dairies Corp	25,290
7,000		Meiji Seika Kaisha Ltd	37,185
11,256		Nestle S.A. (Regd)	3,356,431
10,000		Nichirei Corp	41,684
5,000		Nippon Meat Packers, Inc	52,444
5,000		Nisshin Seifun Group, Inc	52,783
2,300		Nissin Food Products Co Ltd	66,449
14,000		Olam International Ltd	12,714
3,592	v*	Parmalat Finanziaria S.p.A.	(0)
1,946		Pernod-Ricard S.A.	338,343
2,200		Q.P. Corp	19,590
4,747	*	Royal Numico NV	195,864
11,061		Sampo Oyj (A Shs)	192,052
6,000		Sapporo Holdings Ltd	33,602
21,021		Scottish & Newcastle plc	175,567
1,853		Singapore Food Industries Ltd	1,348
1,000	*	Snow Brand Milk Products Co Ltd	4,338
1,798		Suedzucker AG.	42,056
25,500		Swire Pacific Ltd (A Shs)	228,902
4,000		Takara Holdings, Inc	23,723
13,386		Tate & Lyle plc	129,380
2,000		Toyo Suisan Kaisha Ltd	32,263
8,000		Want Want Holdings Ltd	7,960
2,500		Yakult Honsha Co Ltd	51,894
5,000		Yamazaki Baking Co Ltd	40,668

		TOTAL FOOD AND KINDRED PRODUCTS	9,724,197

FOOD STORES - 1.49%
15,769		Carrefour S.A.	736,201
32,703		Coles Myer Ltd	244,931
493		Colruyt S.A.	67,805
1,962		Delhaize Group	127,748
1,700		FamilyMart Co Ltd	57,468
2,653		Jeronimo Martins SGPS S.A.	39,743

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

43,233	*	Koninklijke Ahold NV	$322,801
1,500		Lawson, Inc	61,764
22,400		Seven & I Holdings Co Ltd	958,400
218,566		Tesco plc	1,243,865
68		Valora Holding AG.	13,144
31,821		Woolworths Ltd	393,318

		TOTAL FOOD STORES	4,267,188

FURNITURE AND FIXTURES - 0.04%
22,301		MFI Furniture plc	30,628
758		Neopost S.A.	75,730

		TOTAL FURNITURE AND FIXTURES	106,358

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
51,066		DSG International plc	143,556
13,135		Kesa Electricals plc	58,629
550		Nitori Co Ltd	51,258
1,300		Shimachu Co Ltd	39,431
8,756	*	Waterford Wedgwood plc (Units)	620
2,000		Yamada Denki Co Ltd	250,106

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	543,600

GENERAL BUILDING CONTRACTORS - 0.81%
6,463		Barratt Developments plc	109,400
3,209		Bellway plc	62,197
2,838	*	Berkeley Group Holdings plc	54,129
9,407		CRH plc	275,625
2,100		Daito Trust Construction Co Ltd	108,532
13,000		Daiwa House Industry Co Ltd	203,101
10,836		George Wimpey plc	89,293
2,418		Hellenic Technodomiki Tev S.A.	15,573
1,418		Hochtief AG.	63,275
756		Imerys S.A.	54,485
24,000		Kajima Corp	137,863
3,553		Leighton Holdings Ltd	46,601
68,514		New World Development Ltd	94,108
15,000		Obayashi Corp	110,438
7,597		Persimmon plc	164,070
12,000		Sekisui Chemical Co Ltd	81,132
13,000		Sekisui House Ltd	163,450
16,000		Shimizu Corp	117,529
24,000		Taisei Corp	108,786
16,016		Taylor Woodrow plc	104,620
629		Technical Olympic S.A.	3,487
1,360		Titan Cement Co S.A.	55,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

6,000		Toda Corp	$32,941
1,461		YIT-Yhtyma Oyj	62,264

		TOTAL GENERAL BUILDING CONTRACTORS	2,318,243

GENERAL MERCHANDISE STORES - 0.80%
18,100		Aeon Co Ltd	460,053
200	*	Daiei, Inc	4,787
7,000		Daimaru, Inc	100,940
4,000		Hankyu Department Stores, Inc	34,906
4,800		Isetan Co Ltd	102,279
14,000		Keio Electric Railway Co Ltd	83,623
65,340		Kingfisher plc	266,129
41,000		Kintetsu Corp	163,958
45,893		Marks & Spencer Group plc	397,873
8,500		Marui Co Ltd	166,716
10,000		Mitsukoshi Ltd	65,238
1,851		Pinault-Printemps-Redoute S.A.	207,745
32,832	v*	Sonae SGPS S.A., Rights	15,491
32,832		Sonae SPGS S.A.	45,698
7,000		Takashimaya Co Ltd	111,734
4,000		UNY Co Ltd	63,069
1,000		Warehouse Group Ltd	2,418

		TOTAL GENERAL MERCHANDISE STORES	2,292,657

HEALTH SERVICES - 0.22%
1,946	*	Capio AB	34,599
707		Coloplast a/s (B Shs)	43,716
7,013		DCA Group Ltd	20,475
3,800		Fraser and Neave Ltd	42,278
1,437		Fresenius Medical Care AG.	150,856
4,180		Gambro AB	45,563
3,832		Gambro AB	41,649
4,265		Getinge AB (B Shs)	58,681
3,704		Intertek Group plc	44,321
31,000		Parkway Holdings Ltd	39,337
7,050		Sonic Healthcare Ltd	76,539
185		Straumann Holding AG.	42,743

		TOTAL HEALTH SERVICES	640,757

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.72%
5,873		Abertis Infraestructuras S.A.	147,279
6,654		ACS Actividades Cons y Servicios S.A.	213,564
2,704	*	Autoroutes du Sud de La France	159,475
5,543		Bouygues S.A.	270,030
4,000		Chiyoda Corp	91,841
1,089		Fomento de Construcciones y Contratas S.A.	61,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

1,695		Grupo Ferrovial S.A.	$116,961
22,471		Multiplex Group	51,923
11,000		Nishimatsu Construction Co Ltd	45,107
8,000		Okumura Corp	44,938
10,312		Skanska AB (B Shs)	156,780
10	v*	Sociedad General de Aguas de Barcelona S.A. (Class A)	210
616	*	Societe des Autoroutes du Nord et de l'Est de la France	41,562
24,000		Tokyu Corp	169,584
21,774		Transurban Group	105,417
4,580		Vinci S.A.	392,480

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,068,680

HOLDING AND OTHER INVESTMENT OFFICES - 3.05%
15,374		3i Group plc	223,683
19,831		Amvescap plc	150,478
2,000		CapitaCommercial Trust	1,780
18,700		CapitaMall Trust	25,191
35,947		CFS Gandel Retail Trust	52,738
796	v	CFS Gandel Retail Trust	1,153
18,000		Cheung Kong Infrastructure Holdings Ltd	56,645
42,252		Commonwealth Property Office Fund	39,517
2,049		Fabege AB	39,005
50,570		GPT Group	152,092
3,867		Great Portland Estates plc	28,513
1,899		Groupe Bruxelles Lambert S.A.	185,581
13,811		Harvey Norman Holdings Ltd	29,583
16,000		Hopewell Holdings	40,136
16,977		ING Industrial Fund	27,771
60,800		iShares MSCI EAFE Index Fund	3,615,168
1,200		Jafco Co Ltd	107,058
9		Japan Prime Realty Investment Corp	25,239
9		Japan Real Estate Investment Corp	74,117
7		Japan Retail Fund Investment Corp	54,325
15,500		JFE Holdings, Inc	520,037
35,400		Kiwi Income Property Trust	30,619
12,740		Land Securities Group plc	363,721
8,073		London Stock Exchange plc	85,928
6,815		LVMH Moet Hennessy Louis Vuitton S.A.	603,299
8,287		Macquarie Communications Infrastructure Group	34,528
65,737		Macquarie Infrastructure Group	171,668
8,175		Man Group plc	268,058
8,810	*	Meinl European Land Ltd	154,942
10		Nippon Building Fund, Inc	84,301
386		Nobel Biocare Holding AG.	84,642
20,000		Noble Group Ltd	15,396
6		Nomura Real Estate Office Fund, Inc	42,701
6		NTT Urban Development Corp	39,702
862		PSP Swiss Property AG.	37,281
2,618		Sacyr Vallehermoso S.A.	63,614
19,622		SCOR	42,124

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

20,400		Softbank Corp	$860,730
695	v	Stockland	3,329
36,287		Stockland Trust Group	173,019
10,000		Suntec Real Estate Investment Trust	6,495
33,000		Wharf Holdings Ltd	116,618

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,732,525

HOTELS AND OTHER LODGING PLACES - 0.26%
5,452		Accor S.A.	298,780
740		Hyatt Regency S.A.	9,322
12,235		Intercontinental Hotels Group plc	176,332
1,426		NH Hoteles S.A.	22,287
1,000		Overseas Union Enterprise Ltd	6,555
32,153		Shangri-La Asia Ltd	53,702
14,794		TABCORP Holdings Ltd	168,968
12,000		United Overseas Land Ltd	18,114

		TOTAL HOTELS AND OTHER LODGING PLACES	754,060

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.82%
54,726	*	ABB Ltd	529,426
2,262		Alfa Laval AB	48,886
9,000		Amada Co Ltd	79,302
2,500		Amano Corp	47,657
163		Andritz AG.	17,852
6,500		ASM Pacific Technology Ltd	36,677
9,160		Atlas Copco AB (A Shares)	203,719
5,644		Atlas Copco AB (B Shares)	112,403
21,000		Canon, Inc	1,227,654
6,100		Casio Computer Co Ltd	102,020
9,800		Citizen Watch Co Ltd	81,369
6,400		Daikin Industries Ltd	187,071
7,000		Ebara Corp	37,779
300		Fuji Machine Manufacturing Co Ltd	6,062
13,600		Fuji Photo Film Co Ltd	449,377
2,000		Glory Ltd	33,839
1,596		Heidelberger Druckmaschinen	60,844
600		Hikari Tsushin, Inc	56,426
2,400		Hitachi Construction Machinery Co Ltd	55,918
8,451		IMI plc	72,977
36,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	113,768
700		Itochu Techno-Science Corp	33,508
24,000		Komatsu Ltd	396,713
2,000		Komori Corp	36,770
12,000		Konica Minolta Holdings, Inc	122,105
28,000		Kubota Corp	235,093
2,800		Kurita Water Industries Ltd	53,258
2,228	*	Logitech International S.A. (Regd)	104,389
3,000		Makita Corp	73,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

12,492		Meggitt plc	$77,633
2,841		Metso Oyj	77,477
84,000		Mitsubishi Heavy Industries Ltd	370,075
22,000		Mitsui Engineering & Shipbuilding Co Ltd	71,575
2,500		Mitsumi Electric Co Ltd	28,256
400		Mori Seiki Co Ltd	5,998
6,000		Nippon Electric Glass Co Ltd	130,899
10,000		NTN Corp	78,963
1,869		OCE NV	26,874
13,000		Oki Electric Industry Co Ltd	47,471
1,221,271		Rolls-Royce Group plc	2,149
4,641		Safran S.A.	110,581
5,582		Sandvik AB	259,510
2,644		Scania AB	95,513
3,000		Seiko Epson Corp	75,362
199		SIG Holding AG.	43,335
10,838		SKF AB	151,840
1,400		SMC Corp	199,864
106		Sulzer AG. (Regd)	55,978
15,000		Sumitomo Heavy Industries Ltd	125,815
2,358		Technip S.A.	141,294
29,000		Techtronic Industries Co	69,007
2,800		THK Co Ltd	73,066
4,500		Tokyo Electron Ltd	282,513
4,592		Tomra Systems ASA	32,755
80,000		Toshiba Corp	477,167
5,000		Toyota Tsusho Corp	113,530
3,960	*	Vestas Wind Systems a/s	64,816
1,396		Wartsila Oyj (B Shs)	41,166
413		Wincor Nixdorf AG.	43,537
5,400		Yokogawa Electric Corp	91,960

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,082,551

INSTRUMENTS AND RELATED PRODUCTS - 0.74%
2,000		Advantest Corp	201,474
3,000		Anritsu Corp	17,055
2,005		Cochlear Ltd	67,258
2,293		Elekta AB	33,998
8,192		Finmeccanica S.p.A.	158,006
5,237		GN Store Nord	68,325
127,740	*	Invensys plc	40,570
800		Keyence Corp	227,400
3,728		Luxottica Group S.p.A.	94,235
8,000		Nikon Corp	126,137
233		Nobel Biocare Holding AG. (Stockholm)	50,941
6,000		Olympus Corp	157,587
88,000		PCCW Ltd	54,195
1,204		Phonak Holding AG.	51,706
3,328	*	Qiagen NV	39,020
26,049		Smith & Nephew plc	239,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

735		Swatch Group AG. (Br)	$108,748
2,290		Swatch Group AG. (Regd)	69,067
1,277		Synthes, Inc	143,014
4,600		Terumo Corp	136,016
638	*	William Demant Holding	35,162

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,119,388

INSURANCE AGENTS, BROKERS AND SERVICE - 0.20%
1,635		MLP AG.	33,788
21,365		QBE Insurance Group Ltd	307,177
15,387		Suncorp-Metway Ltd	226,307

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	567,272

INSURANCE CARRIERS - 5.23%
11,650		Alleanza Assicurazioni S.p.A	143,464
10,488		Allianz AG. (Regd)	1,582,761
51,761		AMP Ltd	291,984
26,682		Assicurazioni Generali S.p.A.	929,076
66,043		Aviva plc	799,324
23,897		AXA Asia Pacific Holdings Ltd	89,051
40,028		AXA S.A.	1,287,082
10,600		Challenger Financial Services Group Ltd	31,491
968		CNP Assurances	76,044
3,892		Corp Mapfre S.A.	64,042
33,858		Credit Suisse Group	1,721,223
51,008		Friends Provident plc	165,941
52,324		ING Groep NV	1,808,360
44,981		Insurance Australia Group Ltd	178,837
7,595		Irish Life & Permanent plc	154,627
5,064		KBC Groep NV	469,795
7,564		Mediolanum S.p.A.	49,696
41		Millea Holdings, Inc	705,160
33,000		Mitsui Sumitomo Insurance Co Ltd	403,448
4,803		Muenchener Rueckver AG. (Regd)	648,006
65,885		Prudential plc	622,094
4,997		Resolution plc	55,589
80,125		Royal & Sun Alliance Insurance Group plc	172,975
122		Schindler Holding AG. (Pt Cert)	48,228
24,410		Skandia Forsakrings AB	145,995
23,000		Sompo Japan Insurance, Inc	310,811
5,635		Storebrand ASA	48,475
8,991		Swiss Reinsurance Co (Regd)	656,272
6,350		T&D Holdings, Inc	420,715
654	*	Topdanmark a/s	56,573
4,013		Zurich Financial Services AG.	852,566

		TOTAL INSURANCE CARRIERS	14,989,705

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

LEATHER AND LEATHER PRODUCTS - 0.15%
1,391	Adidas-Salomon AG.	$262,521
596	Hermes International	148,546
11,000	Yue Yuen Industrial Holdings	30,715

	TOTAL LEATHER AND LEATHER PRODUCTS	441,782

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.12%
7,869	Brisa-Auto Estradas de Portugal S.A.	66,458
49,000	ComfortDelgro Corp Ltd	47,149
11,000	Keihin Electric Express Railway Co Ltd	86,673
6,000	Keisei Electric Railway Co Ltd	40,922
8,000	SMRT Corp Ltd	5,196
20,000	Tobu Railway Co Ltd	104,719

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	351,117

LUMBER AND WOOD PRODUCTS - 0.00% **
332	Tenon Ltd	800

	TOTAL LUMBER AND WOOD PRODUCTS	800

METAL MINING - 0.77%
31,886	Alumina Ltd	173,554
8,081	Iluka Resources Ltd	46,474
9,141	Newcrest Mining Ltd	162,941
7,899	Rio Tinto Ltd	399,807
29,686	Rio Tinto plc	1,353,079
576	Umicore	67,670

	TOTAL METAL MINING	2,203,525

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
1,300	Aderans Co Ltd	38,990
2,890	Amer Sports Oyj	53,622
39,493	Anglo American plc	1,341,754
8,513	Aristocrat Leisure Ltd	76,935
3,533	Bulgari S.p.A.	39,298
5,500	Namco Bandai Holdings, Inc	80,336
2,700	Nintendo Co Ltd	325,976
2,200	Sankyo Co Ltd	127,307
4,900	Yamaha Corp	81,411

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,165,629

MISCELLANEOUS RETAIL - 0.86%
1,000	Circle K Sunkus Co Ltd	25,417

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

13,739		Compagnie Financiere Richemont AG. (Units) (A Shs)	$596,283
1,914		DCC plc	40,864
597		Douglas Holding AG.	22,886
27		Exmar NV	2,626
1,116		Folli-Follie S.A. (Regd)	29,619
24,264		GUS plc	429,882
11,492		HMV Group plc	35,660
59,000		Hutchison Whampoa Ltd	561,955
24		Index Corp	43,514
974	*	KarstadtQuelle AG.	14,740
900		Matsumotokiyoshi Co Ltd	28,442
7,122		Next plc	187,680
21,100		Nippon Mining Holdings, Inc	149,986
21,602		Origin Energy Ltd	119,005
13,116		Pacific Brands Ltd	25,593
600		Ryohin Keikaku Co Ltd	52,309
47,354		Signet Group plc	87,392

		TOTAL MISCELLANEOUS RETAIL	2,453,853

MOTION PICTURES - 0.04%
1,762	*	Premiere AG.	30,760
3,300		Toho Co Ltd	73,812

		TOTAL MOTION PICTURES	104,572

NONDEPOSITORY INSTITUTIONS - 0.74%
2,010		Acom Co Ltd	129,084
39,591		Aegon NV	642,119
700		Aeon Credit Service Co Ltd	66,187
1,750		Aiful Corp	146,043
1,916	*	Australian Wealth Management Ltd	2,073
7,814		Cattles plc	44,168
4,400		Credit Saison Co Ltd	219,571
567		D Carnegie AB	8,336
1,300		Hitachi Capital Corp	25,883
3,636		Hypo Real Estate Holding AG.	188,623
13,003		ICAP plc	90,408
929		Perpetual Trustees Australia Ltd	46,340
2,450		Promise Co Ltd	162,946
7,003		Provident Financial plc	65,823
200		SFCG Co Ltd	48,293
3,345		SFE Corp Ltd	33,960
3,080		Takefuji Corp	209,021

		TOTAL NONDEPOSITORY INSTITUTIONS	2,128,878

NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
41,000		Itochu Corp	341,811
1,755		Solvay S.A.	192,727

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	534,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 2.05%
97,838		BG Group plc	$964,950
11		INPEX Corp	97,856
4,507	*	Lundin Petroleum AB	47,570
3,521	*	Neste Oil Oyj	99,178
1,562	*	Petroleum Geo-Services ASA	47,982
613		ProSafe ASA	25,937
16,135		Santos Ltd	144,989
1,821		Smedvig ASA	52,979
5,290	*	Stolt Offshore S.A.	61,328
5,000		Teikoku Oil Co Ltd	65,407
15,607		Total S.A.	3,906,440
12,809		Woodside Petroleum Ltd	368,231

		TOTAL OIL AND GAS EXTRACTION	5,882,847

PAPER AND ALLIED PRODUCTS - 0.45%
1,426		Billerud AB	18,634
8,336		Bunzl plc	91,303
1,217		Holmen AB (B Shs)	40,141
2,000		Kokuyo Co Ltd	29,620
116		Mayr-Melnhof Karton AG.	16,146
1,000		Mitsubishi Paper Mills Ltd	2,245
24		Nippon Paper Group, Inc	95,976
3,853		Norske Skogindustrier ASA	61,028
22,000		OJI Paper Co Ltd	129,916
11,716		PaperlinX Ltd	33,002
400		Sanrio Co Ltd	6,348
16,889		Stora Enso Oyj (R Shs)	227,901
5,383		Svenska Cellulosa AB (B Shs)	200,883
1,100		Uni-Charm Corp	49,394
14,643		UPM-Kymmene Oyj	286,027

		TOTAL PAPER AND ALLIED PRODUCTS	1,288,564

PERSONAL SERVICES - 0.02%
6,491		Davis Service Group plc	53,990

		TOTAL PERSONAL SERVICES	53,990

PETROLEUM AND COAL PRODUCTS - 5.61%
204,586		BP plc	2,174,070
63,527		BP plc (Spon ADR)	4,079,704
72,649		ENI S.p.A.	2,007,790
12,073		Fortum Oyj	225,573
22,555		Futuris Corp Ltd	32,098
2,805		Hellenic Petroleum S.A.	39,307
4,562		OMV AG.	266,365
15,080		Premier Farnell plc	44,723

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

25,508	Repsol YPF S.A.	$742,270
113,040	Royal Dutch Shell plc (A Shares)	3,436,828
76,899	Royal Dutch Shell plc (B Shares)	2,452,864
4,000	Showa Shell Sekiyu KK	47,717
18,189	Statoil ASA	416,363
9,000	TonenGeneral Sekiyu KK	96,687

	TOTAL PETROLEUM AND COAL PRODUCTS	16,062,359

PRIMARY METAL INDUSTRIES - 1.89%
4,391	Acerinox S.A.	63,655
75	Aluminum of Greece S.A.I.C.	2,696
14,273	Arcelor	352,708
416	Bekaert S.A.	38,740
68,614	BHP Billiton plc	1,118,445
20,111	BlueScope Steel Ltd	102,824
243	Boehler-Uddeholm AG.	40,960
123,351	Corus Group plc	124,940
403	Cumerio	7,302
10,000	Daido Steel Co Ltd	95,484
8,000	Dowa Mining Co Ltd	86,622
9,000	Fujikura Ltd	72,897
17,000	Furukawa Electric Co Ltd	132,797
9,000	Hitachi Cable Ltd	42,244
672	Hoganas AB (B Shares)	14,523
5,435	Johnson Matthey plc	131,747
73,000	Kobe Steel Ltd	236,262
26,000	Mitsubishi Materials Corp	132,831
14,000	Mitsui Mining & Smelting Co Ltd	87,893
11,000	Nippon Light Metal Co Ltd	30,289
170,000	Nippon Steel Corp	604,931
21,000	Nisshin Steel Co Ltd	67,788
3,884	Norsk Hydro ASA	397,506
14,685	OneSteel Ltd	36,087
3,252	Outokumpu Oyj	48,141
78,540	Pirelli & C S.p.A.	71,890
19,800	Sumitomo Electric Industries Ltd	300,447
113,000	Sumitomo Metal Industries Ltd	434,652
15,000	Sumitomo Metal Mining Co Ltd	185,419
10,111	ThyssenKrupp AG.	210,144
3,000	Tokyo Steel Manufacturing Co Ltd	43,464
5,647	Viohalco S.A.	45,294
554	Voestalpine AG.	55,643

	TOTAL PRIMARY METAL INDUSTRIES	5,417,265

PRINTING AND PUBLISHING - 0.99%
5,228	APN News & Media Ltd	18,408
5,391	Arnoldo Mondadori Editore S.p.A.	49,950
17,000	Dai Nippon Printing Co Ltd	302,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

7,180		Daily Mail & General Trust	$97,131
4,046		De La Rue plc	32,472
6,897		Emap plc	102,183
4,675		Eniro AB	58,741
13,270		Independent News & Media plc	39,758
25,373		John Fairfax Holdings Ltd	74,636
3,443		PagesJaunes Groupe S.A.	89,306
21,972		Pearson plc	259,328
19,554		Reed Elsevier NV	272,166
34,947		Reed Elsevier plc	327,574
2,026		Schibsted ASA	60,140
8,000		SCMP Group Ltd	2,966
43,000		Singapore Press Holdings Ltd	111,198
6,462		Telefonica Publicidad e Informacion S.A.	54,652
15,000		Toppan Printing Co Ltd	175,125
7,035		Trinity Mirror plc	69,203
6,598		United Business Media plc	72,154
6,774		VNU NV	223,807
8,005		Wolters Kluwer NV	161,274
19,065		Yell Group plc	175,596

		TOTAL PRINTING AND PUBLISHING	2,830,233

RAILROAD TRANSPORTATION - 0.50%
44		Central Japan Railway Co	421,249
95		East Japan Railway Co	652,758
9,435		Firstgroup plc	65,074
15,000		Odakyu Electric Railway Co Ltd	89,215
48		West Japan Railway Co	200,085

		TOTAL RAILROAD TRANSPORTATION	1,428,381

REAL ESTATE - 2.14%
3,000		Allgreen Properties Ltd	2,345
16,275		Ascendas Real Estate Investment Trust	19,086
3,047		Bovis Homes Group plc	41,691
14,191		British Land Co plc	259,703
5,835		Brixton plc	43,325
38,000		CapitaLand Ltd	78,614
922		Castellum AB	33,133
21,343		Centro Properties Group (New)	99,103
41,000		Cheung Kong Holdings Ltd	420,652
12,000		City Developments Ltd	62,786
400	*	City Developments Ltd Wts	1,479
136		Cofinimmo	21,448
960		Corio NV	51,976
61,026		DB RREEF Trust	62,224
144		Gecina S.A.	16,476
7,465		Hammerson plc	130,975

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

52,000		Hang Lung Properties Ltd	$81,150
18,000		Henderson Land Development Co Ltd	84,735
24,179		Hysan Development Co Ltd	59,874
14,629	*	IMMOFINANZ Immobilien Anlagen AG.	139,943
539		Inmobiliaria Colonial S.A.	30,441
44,765		Investa Property Group	65,182
1,738		IVG Immobilien AG.	36,307
8,000		Keppel Land Ltd	17,609
11,500		Kerry Properties Ltd	30,480
550		Klepierre	51,446
1,071		Kungsleden AB	30,951
9,792		Lend Lease Corp Ltd	104,009
3,200		Leopalace21 Corp	116,038
6,243		Liberty International plc	105,087
58,500	*	Link REIT	110,910
33,092		Macquarie Goodman Group	116,033
3,480		MCL Land Ltd	3,600
1,483		Metrovacesa S.A.	89,738
24,012		Mirvac Group	72,570
30,000		Mitsubishi Estate Co Ltd	622,723
21,000		Mitsui Fudosan Co Ltd	426,120
2,330		ORIX Corp	593,209
1,226		Rodamco Europe NV	101,663
1,000		Singapore Land Ltd	3,217
38,707		Sino Land Co	46,926
11,009		Slough Estates plc	113,115
10,000		Sumitomo Realty & Development Co Ltd	217,318
36,000		Sun Hung Kai Properties Ltd	350,549
6,000		Tokyo Tatemono Co Ltd	59,731
11,000		Tokyu Land Corp	109,879
1,231		Unibail	163,208
495		Wereldhave NV	46,506
41,613		Westfield Group	554,338
275	*	Wihlborgs Fastigheter AB	6,634
15,500		Wing Tai Holdings Ltd	13,703

		TOTAL REAL ESTATE	6,119,958

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
3,710		Ansell Ltd	30,072
18,000		Bridgestone Corp	374,396
3,623		Continental AG.	320,428
12,000		Denki Kagaku Kogyo KK	52,970
4,011		Michelin (C.G.D.E.) (B Shs)	224,636
2,390		Nokian Renkaat Oyj	30,024
4,000		Sumitomo Bakelite Co Ltd	33,009
1,027		Uponor Oyj	21,805

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,087,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 1.23%
2,446		Australian Stock Exchange Ltd	$58,314
3,978		Babcock & Brown Ltd	50,045
35,000		Daiwa Securities Group, Inc	396,467
2,766		Deutsche Boerse AG.	282,414
11		E*Trade Securities Co Ltd	84,902
2,278		Euronext NV	118,229
1,120		Hellenic Exchanges S.A.	11,837
28,000		Hong Kong Exchanges and Clearing Ltd	116,102
179,184		Legal & General Group plc	375,289
6,379		Macquarie Bank Ltd	318,895
2,900		Matsui Securities Co Ltd	40,221
8,000		Mitsubishi Securities Co	100,313
21,500		Nikko Cordial Corp	340,269
49,300		Nomura Holdings, Inc	943,980
1,997	*	OMX AB	27,727
151		SBI Holdings, Inc	102,091
3,150		Schroders plc	51,374
13,000		Shinko Securities Co Ltd	65,424
24,000		Singapore Exchange Ltd	41,857
2,422	*	Tower Ltd	3,431

		TOTAL SECURITY AND COMMODITY BROKERS	3,529,181

SPECIAL TRADE CONTRACTORS - 0.07%
5,000		COMSYS Holdings Corp	71,465
636		KCI Konecranes Oyj	31,223
4,000		Kinden Corp	36,093
1,806	*	Kone Oyj	71,428

		TOTAL SPECIAL TRADE CONTRACTORS	210,209

STONE, CLAY, AND GLASS PRODUCTS - 1.13%
27,000		Asahi Glass Co Ltd	348,394
5,256		CRH plc (Ireland)	154,063
6,000		Central Glass Co Ltd	33,195
3,359		Cimpor Cimentos de Portugal S.A.	18,424
8,645		Compagnie de Saint-Gobain	512,410
4,945	*	Cookson Group plc	36,080
1,310	*	Epcos AG.	17,090
656		FLSmidth & Co a/s (B Shs)	19,296
19,568		Hanson plc	214,662
5,067		Holcim Ltd (Regd)	344,092
1,204		Italcementi S.p.A.	22,396
10,948		James Hardie Industries NV	72,278
4,882		Lafarge S.A. (Br)	437,651
7,000		NGK Insulators Ltd	104,024
12,000		Nippon Sheet Glass Co Ltd	52,360
30,240		Pilkington plc	77,353
519	*	RHI AG.	13,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

14,770		Rexam plc	$128,811
25,295		Rinker Group Ltd	305,232
15,000		Sumitomo Osaka Cement Co Ltd	43,718
24,000		Taiheiyo Cement Corp	97,399
7,000		Toto Ltd	59,129
22,000		UBE Industries Ltd	59,646
1,502		Wienerberger AG.	59,883

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,231,544

TEXTILE MILL PRODUCTS - 0.00% **
8,000		Texwinca Holdings Ltd	5,778

		TOTAL TEXTILE MILL PRODUCTS	5,778

TOBACCO PRODUCTS - 0.84%
7,824		Altadis S.A.	353,648
43,987		British American Tobacco plc	981,691
19,885		Imperial Tobacco Group plc	592,970
25		Japan Tobacco, Inc	364,314
8,920		Swedish Match AB	104,795

		TOTAL TOBACCO PRODUCTS	2,397,418

TRANSPORTATION BY AIR - 0.59%
3,380		Air France-KLM	72,123
20,000		All Nippon Airways Co Ltd	81,335
23,736		Auckland International Airport Ltd	32,008
29,485		BAA plc	317,377
12,392		BBA Group plc	69,885
14,568	*	British Airways plc	83,532
31,000		Cathay Pacific Airways Ltd	54,175
1,704	*	Deutsche Post AG.	41,247
6,385		Deutsche Lufthansa AG. (Regd)	94,218
100		Flughafen Wien AG.	7,135
13,006		Iberia Lineas Aereas de Espana	35,131
17,000		Japan Airlines Corp	46,234
1	v*	KLM (Royal Dutch Airlines) NV	13
14,029		Macquarie Airports	32,622
25,867		Qantas Airways Ltd	76,658
24,844		SABMiller plc	452,526
1,899	*	SAS AB	24,935
15,000		Singapore Airlines Ltd	111,860
877	*	Ryanair Holdings plc (Spon ADR)	49,103

		TOTAL TRANSPORTATION BY AIR	1,682,117

TRANSPORTATION EQUIPMENT - 5.20%
3,053	*	Alstom RGPT	175,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

89,177		BAE Systems plc	$584,439
30,018		Cobham plc	87,349
24,352		DaimlerChrysler AG. (Regd)	1,239,171
1,054		DaimlerChrysler AG. (U.S.)	53,786
14,700		Denso Corp	506,897
131		D'ieteren S.A.	35,926
6,808		European Aeronautic Defence and Space Co	256,169
11,447	*	Fiat S.p.A.	99,377
19,436		GKN plc	96,096
7,000		Hino Motors Ltd	44,302
22,000		Honda Motor Co Ltd	1,254,427
35,500		Johnson Electric Holdings Ltd	33,652
4,000		JTEKT Corp	74,388
33,000		Kawasaki Heavy Industries Ltd	120,224
14,000		Keppel Corp Ltd	92,615
3,364		Lagardere S.C.A.	257,920
3,899		MAN AG.	207,326
6,000		NHK Spring Co Ltd	62,476
63,100		Nissan Motor Co Ltd	638,859
11,000		NSK Ltd	75,117
4,428		Peugeot S.A.	254,362
5,188		Renault S.A.	421,634
116		Rieter Holding AG.	34,326
43,382		Rolls-Royce Group plc	318,385
4,000		Sanden Corp	18,538
11,000		SembCorp Marine Ltd	18,258
1,800		Shimano, Inc	47,276
22,369		Siemens AG.	1,910,299
36,000		Singapore Technologies Engineering Ltd	61,920
15,227		Smiths Group plc	273,434
2,163		Thales S.A.	97,717
20,813		Tomkins plc	107,103
1,400		Toyoda Gosei Co Ltd	27,281
5,300		Toyota Industries Corp	190,392
80,500		Toyota Motor Corp	4,174,024
2,004		Trelleborg AB (B Shs)	39,911
7,004		Volkswagen AG.	368,549
8,629		Volvo AB (B Shs)	406,046
4,900		Yamaha Motor Co Ltd	127,866

		TOTAL TRANSPORTATION EQUIPMENT	14,892,926

TRANSPORTATION SERVICES - 0.17%
408		Aker ASA	11,930
6,776		Arriva plc	67,760
569		Attica Holdings S.A.	2,698
600	*	Hopewell Highway Infrastructure Ltd Wts	87
78		Kuoni Reisen Holding (Regd)	32,195
34,929		MTR Corp	68,700
4,446		National Express Group plc	65,679
15,498		Patrick Corp Ltd	84,127

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

240		Ship Finance International Ltd	$4,056
25,333		Stagecoach Group plc	50,231
1,022		Stolt-Nielsen S.A.	33,733
6,709		Toll Holdings Ltd	73,329

		TOTAL TRANSPORTATION SERVICES	494,525

TRUCKING AND WAREHOUSING - 0.49%
946	*	Cargotec Corp	32,683
19,760		Deutsche Post AG. (Regd)	477,346
509		DSV a/s	62,624
8,000		Kamigumi Co Ltd	70,965
3,000		Mitsubishi Logistics Corp	50,479
21,000		Nippon Express Co Ltd	127,925
4,000		Seino Holdings Corp	43,548
11,558		TNT NV	359,917
10,000		Yamato Transport Co Ltd	165,721

		TOTAL TRUCKING AND WAREHOUSING	1,391,208

WATER TRANSPORTATION - 0.55%
33		AP Moller - Maersk a/s	340,257
7,380		Associated British Ports Holdings plc	74,371
4,740		Carnival plc	268,534
310		Compagnie Maritime Belge S.A.	10,184
19,000		Cosco Corp Singapore Ltd	24,681
255		D/S Torm a/s	12,299
377		Euronav NV	10,899
1,248		Frontline Ltd	47,552
12,000		Kawasaki Kisen Kaisha Ltd	75,235
293		Kuehne & Nagel International AG.	82,368
30,000		Mitsui OSK Lines Ltd	261,544
28,000		Nippon Yusen Kabushiki Kaisha	191,680
3,300		Orient Overseas International Ltd	11,194
21,341		Peninsular and Oriental Steam Navigation Co	170,729

		TOTAL WATER TRANSPORTATION	1,581,527

WHOLESALE TRADE-DURABLE GOODS - 1.22%
2,302		AGFA-Gevaert NV	41,843
392	*	Aixtron AG.	1,285
8,000		Assa Abloy AB (B Shs)	125,650
800		Autobacs Seven Co Ltd	41,955
18,320		Bayer AG.	762,594
13,883		Boral Ltd	82,489
19,474		Brambles Industries plc	139,411
3,152		Buhrmann NV	46,214
3,000		Canon Sales Co, Inc	64,052
2,701		Cie Generale d'Optique Essilor International S.A.	217,283

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

1,500		Creative Technology Ltd	$12,268
2,000		Datacraft Asia Ltd	2,020
10,294		Electrocomponents plc	49,659
13,873		FKI plc	27,627
11,641		Fletcher Building Ltd	59,857
13,823	*	Hagemeyer NV	44,675
1,000		Hitachi Software Engineering Co Ltd	20,927
2,976		Kingspan Group plc	37,385
39,000		Mitsui & Co Ltd	500,593
14		NET One Systems Co Ltd	33,805
1,990		Orion Oyj	36,712
2,236		Rautaruukki Oyj	54,200
29,000		Sumitomo Corp	374,693
1,901	*	Tandberg Television ASA	25,057
10,472		Wesfarmers Ltd	283,994
16,102		Wolseley plc	338,628
908		Zodiac S.A.	58,104

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,482,980

WHOLESALE TRADE-NONDURABLE GOODS - 1.47%
6,952		Alliance Unichem plc	95,538
497		Axfood AB	13,863
5,364		Billabong International Ltd	57,133
6,260		C&C Group plc	39,874
1,083		Casino Guichard Perrachon S.A.	71,857
1,066		Celesio AG.	91,363
26,000		Esprit Holdings Ltd	184,767
1,860		Filtrona plc	9,100
55,889		Foster's Group Ltd	228,765
7,433		Fyffes plc	20,165
1,803		Inchcape plc	70,604
1,510		Kesko Oyj (B Shares)	42,658
45,000		Li & Fung Ltd	86,767
8,037		Lion Nathan Ltd	45,042
37,000		Marubeni Corp	198,433
4,092		Metro AG.	196,930
32,600		Mitsubishi Corp	720,885
34,000		Nippon Oil Corp	263,577
1,728		Oriflame Cosmetics S.A. (SDR)	49,721
5,244		Orkla ASA	216,459
4,622		Schering AG.	308,576
1,136		Societe BIC S.A.	67,333
1,400		Suzuken Co Ltd	44,717
15,963		Unilever NV (Cert)	1,089,267

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,213,394

		TOTAL COMMON STOCKS	285,647,116
		(Cost $231,993,157)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 0.32%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.32%
$ 910,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	$909,661

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	909,661

		TOTAL SHORT-TERM INVESTMENTS	909,661
		(Cost $909,828)

		TOTAL PORTFOLIO- 100.15%	286,756,513
		(Cost $233,070,060)

		OTHER ASSETS & LIABILITIES, NET - (0.15)%	(415,583)

		NET ASSETS - 100.00%	$286,340,930

	*	Non-income producing
	**	Percentage represents less than 0.01%
	v	Security valued at fair value.

		ABBREVIATION:
		Spon ADR - Sponsored American Depositary Receipt

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 98.64%

HOLDING AND OTHER INVESTMENT OFFICES - 87.61%
553,200		Affordable Residential Communities	$5,271,996
100,000		Alexandria Real Estate Equities, Inc	8,050,000
60,000		AMB Property Corp	2,950,200
400,000		American Financial Realty Trust	4,800,000
6,625		American Land Lease, Inc	156,814
280,000		Archstone-Smith Trust	11,729,200
132,000		Arden Realty, Inc	5,917,560
100,000		AvalonBay Communities, Inc	8,925,000
400,000		Bimini Mortgage Management, Inc (Class A)	3,620,000
165,000		BioMed Realty Trust, Inc	4,026,000
170,000		BNP Residential Properties, Inc	2,720,000
178,448		Boston Properties, Inc	13,228,350
70,000		BRE Properties, Inc (Class A)	3,183,600
75,000		CarrAmerica Realty Corp	2,597,250
250,000	f,v	CBRE Realty Finance, Inc	3,750,000
70,000		Cedar Shopping Centers, Inc	984,900
50,000		Centerpoint Properties Trust	2,474,000
350,000		Cogdell Spencer, Inc	5,911,500
195,000		Columbia Equity Trust, Inc	3,149,250
39,000		Corporate Office Properties Trust	1,386,060
105,000	f,v	Crystal River Capital, Inc	2,625,000
175,000	f,v*	Deerfield Triarc Capital Corp	2,397,500
182,080		Developers Diversified Realty Corp	8,561,402
106,563		DiamondRock Hospitality Co	1,274,493
175,000	f,v	DiamondRock Hospitality Co	2,093,000
130,000		Duke Realty Corp	4,342,000
80,000		EastGroup Properties, Inc	3,612,800
1,147,215		ECC Capital Corp	2,592,706
500,000		Education Realty Trust, Inc	6,445,000
365,000		Equity Office Properties Trust	11,070,450
100,000		Equity One, Inc	2,312,000
560,000		Equity Residential	21,907,200
50,000		Essex Property Trust, Inc	4,610,000
650,000		Extra Space Storage, Inc	10,010,000
170,000		Federal Realty Investment Trust	10,310,500
400,000		Feldman Mall Properties, Inc	4,804,000
175,000		First Potomac Realty Trust	4,655,000
330,000		General Growth Properties, Inc	15,506,700
130,714		GMH Communities Trust	2,027,374
400,000	v*	Gramercy Capital Corp (Unregistered)	9,112,000
140,000	f,v*	GSC Capital Corp	3,500,000
150,000		Health Care REIT, Inc	5,085,000
345,000		Hersha Hospitality Trust	3,108,450
290,000		Highland Hospitality Corp	3,204,500
432,500		HomeBanc Corp	3,235,100
600,000		Host Marriott Corp	11,370,000
30,467		iShares Cohen & Steers Realty Majors Index Fund	2,280,150
116,224		iShares Dow Jones US Real Estate Index Fund	7,455,770
75,000		iStar Financial, Inc	2,673,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES			VALUE

200,000		JER Investors Trust, Inc	$3,390,000
400,000		Kimco Realty Corp	12,832,000
50,000		Kite Realty Group Trust	773,500
87,500		KKR Financial Corp	2,099,125
62,944		LaSalle Hotel Properties	2,311,304
100,000		Lexington Corporate Properties Trust	2,130,000
78,000		Liberty Property Trust	3,342,300
200,000		LTC Properties, Inc	4,206,000
80,000		Macerich Co	5,371,200
80,000		Mack-Cali Realty Corp	3,456,000
400,000		Medical Properties Trust, Inc	3,912,000
135,000		Mills Corp	5,661,900
539,219		Monmouth REIT (Class A)	4,324,536
200,000		MortgageIT Holdings, Inc	2,732,000
100,000		New Plan Excel Realty Trust	2,318,000
29,654		Newcastle Investment Corp	736,902
220,000	f,v*	Origen Financial Co	2,200,000
75,000		Pan Pacific Retail Properties, Inc	5,016,750
60,000		Parkway Properties, Inc	2,408,400
220,000	f,v*	People's Choice Financial Corp	2,200,000
324,000		Prologis	15,137,280
25,000		PS Business Parks, Inc	1,230,000
190,000		Public Storage, Inc	12,866,800
124,256		Regency Centers Corp	7,324,891
325,000		Simon Property Group, Inc	24,904,750
30,000		SL Green Realty Corp	2,291,700
225,000	f,v*	Spirit Financial Corp	2,553,750
205,000		Sunset Financial Resources, Inc	1,738,400
100,000		Taubman Centers, Inc	3,475,000
350,000		Trizec Properties, Inc	8,022,000
390,000		Trustreet Properties, Inc	5,701,800
305,000		United Dominion Realty Trust, Inc	7,149,200
150,000		U-Store-It Trust	3,157,500
250,000		Vornado Realty Trust	20,867,500
392,477		Windrose Medical Properties Trust	5,832,208

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	460,688,221

HOTELS AND OTHER LODGING PLACES - 7.75%
500,000	*	Great Wolf Resorts, Inc	5,155,000
250,000		Hilton Hotels Corp	6,027,500
2,553,675	*	Jameson Inns, Inc	5,490,402
398,240	*	Lodgian, Inc	4,273,115
310,000		Starwood Hotels & Resorts Worldwide, Inc	19,796,600

		TOTAL HOTELS AND OTHER LODGING PLACES	40,742,617

REAL ESTATE - 3.28%
310,000	f,v*	Asset Capital Corp, Inc	2,635,000
375,000	*	Brookfield Properties Corp	11,032,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES			VALUE

300,000	*	Republic Property Trust	$3,600,000

		TOTAL REAL ESTATE	17,267,500

		TOTAL COMMON STOCKS	518,698,338
		(Cost $500,357,227)

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.09%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.09%
$ 5,730,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	5,727,867

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	5,727,867

		TOTAL SHORT-TERM INVESTMENTS	5,727,867
		(Cost $5,728,918)

		TOTAL PORTFOLIO- 99.73%	524,426,205
		(Cost $506,086,145)

		OTHER ASSETS & LIABILITIES, NET - 0.27%	1,420,133

		NET ASSETS - 100.00%	$525,846,338

	*	Non-income producing
	f	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At December 31, 2005, the value of these securities amounted to $23,954,250 or 4.56% of net assets.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

		Restricted securities held by the Fund are as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE

Asset Capital Corp, Inc	06/23/05	$2,635,000	$2,635,000
CBRE Realty Finance, Inc	06/02/05	3,750,000	3,750,000
Crystal River Capital, Inc	03/09/05	2,625,000	2,625,000
GSC Capital Corp	06/24/05	3,500,000	3,500,000
People's Choice Financial Corp	12/21/04	2,200,000	2,200,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES			VALUE

COMMON STOCKS - 99.72%

AMUSEMENT AND RECREATION SERVICES - 0.03%
500		International Speedway Corp (Class A)	$23,950
1,600	*	Leapfrog Enterprises, Inc	18,640
700	*	Sunterra Corp	9,954

		TOTAL AMUSEMENT AND RECREATION SERVICES	52,544

APPAREL AND ACCESSORY STORES - 0.74%
1,800		American Eagle Outfitters, Inc	41,364
700	*	AnnTaylor Stores Corp	24,164
400		Bebe Stores, Inc	5,612
500		Burlington Coat Factory Warehouse Corp	20,105
2,200	*	Chico's FAS, Inc	96,646
3,700		Foot Locker, Inc	87,283
14,700		Gap, Inc	259,308
6,143	*	Kohl's Corp	298,550
10,436		Limited Brands, Inc	233,245
4,000		Nordstrom, Inc	149,600
2,400		Ross Stores, Inc	69,360
1,050		Stage Stores, Inc	31,269
861	*	Wilsons The Leather Experts, Inc	3,125

		TOTAL APPAREL AND ACCESSORY STORES	1,319,631

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
100	*	Columbia Sportswear Co	4,773
1,100	*	Hartmarx Corp	8,591
1,500		Kellwood Co	35,820
2,076		Liz Claiborne, Inc	74,362
100		Phillips-Van Heusen Corp	3,240
800		Polo Ralph Lauren Corp	44,912
1,500		Russell Corp	20,190

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	191,888

AUTO REPAIR, SERVICES AND PARKING - 0.02%
400		Bandag, Inc	17,068
160		Central Parking Corp	2,195
161	*	Midas, Inc	2,956
200		Ryder System, Inc	8,204

		TOTAL AUTO REPAIR, SERVICES AND PARKING	30,423

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
500	*	Autozone, Inc	$45,875
1,102	*	Carmax, Inc	30,503
500	*	Copart, Inc	11,530

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	87,908

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.38%
900		Fastenal Co	35,271
38,100		Home Depot, Inc	1,542,288
13,100		Lowe's Cos, Inc	873,246

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,450,805

BUSINESS SERVICES - 6.65%
3,800	*	3Com Corp	13,680
1,300	*	Activision, Inc	17,862
8,730		Adobe Systems, Inc	322,661
800	*	Akamai Technologies, Inc	15,944
546	*	Arbinet-thexchange, Inc	3,827
3,095	*	Ariba, Inc	22,748
200	*	Aspen Technology, Inc	1,570
1,070	*	Audible, Inc	13,739
3,781	*	Autobytel, Inc	18,678
2,602		Autodesk, Inc	111,756
17,500		Automatic Data Processing, Inc	803,075
798	*	Bankrate, Inc	23,557
1,600	*	BEA Systems, Inc	15,040
2,300	*	BearingPoint, Inc	18,078
700	*	BISYS Group, Inc	9,807
521	*	Blue Coat Systems, Inc	23,820
1,000	*	BMC Software, Inc	20,490
1,600	*	Cadence Design Systems, Inc	27,072
1,700	*	Ceridian Corp	42,245
1,000	*	Checkfree Corp	45,900
559	*	Ciber, Inc	3,689
500	*	Citrix Systems, Inc	14,390
1,115	*	Click Commerce, Inc	23,437
10,562	*	CMGI, Inc	16,054
1,100	*	CNET Networks, Inc	16,159
3,269	*	Cogent Communications Group, Inc	17,947
2,034	*	Cognizant Technology Solutions Corp	102,412
2,385	*	Compuware Corp	21,393
1,500	*	Convergys Corp	23,775
200	*	CSG Systems International, Inc	4,464
100		Deluxe Corp	3,014
700	*	DST Systems, Inc	41,937
100	*	Earthlink, Inc	1,111
16,700	*	eBay, Inc	722,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

500	*	eFunds Corp	$11,720
4,614	*	Electronic Arts, Inc	241,358
11,512		Electronic Data Systems Corp	276,748
300	*	Equinix, Inc	12,228
600	*	F5 Networks, Inc	34,314
300		Fair Isaac Corp	13,251
400	*	First Advantage Corp	10,684
4,685	*	Fiserv, Inc	202,720
130	*	Gartner, Inc (Class A)	1,677
615	*	Getty Images, Inc	54,901
2,512	*	Google, Inc (Class A)	1,042,128
1,385	*	iGate Corp	6,731
3,688		IMS Health, Inc	91,905
11,150	*	Innovative Solutions & Support, Inc	142,497
500	*	Internet Security Systems, Inc	10,475
380	*	Intrado, Inc	8,748
2,100	*	Intuit, Inc	111,930
1,900	*	Ipass, Inc	12,464
1,849	*	Iron Mountain, Inc	78,065
2,663	*	iVillage, Inc	21,357
700		Jack Henry & Associates, Inc	13,356
8,046	*	Juniper Networks, Inc	179,426
258	*	Jupitermedia Corp	3,813
900	*	Kinetic Concepts, Inc	35,784
1,300	*	Lamar Advertising Co	59,982
1,662	*	Lionbridge Technologies	11,667
1,100		Manpower, Inc	51,150
1,100	*	Marchex, Inc	24,739
1,955	*	Matrixone, Inc	9,755
400	*	Mercury Interactive Corp	11,116
146,277		Microsoft Corp	3,825,144
1,615	*	Monster Worldwide, Inc	65,924
900	*	MPS Group, Inc	12,303
1,400	*	NAVTEQ Corp	61,418
1,400	*	NCO Group, Inc	23,688
1,600	*	NCR Corp	54,304
500	*	NDCHealth Corp	9,615
1,078	*	NIC, Inc	6,640
3,000	*	Novell, Inc	26,490
4,700		Omnicom Group, Inc	400,111
64,100	*	Oracle Corp	782,661
1,114	*	Packeteer, Inc	8,656
700	*	Perot Systems Corp (Class A)	9,898
1,200	*	Red Hat, Inc	32,688
2,193		Robert Half International, Inc	83,093
900	*	Salesforce.com, Inc	28,845
5,400		Siebel Systems, Inc	57,132
1,308	*	Spherion Corp	13,093
3,800		Startek, Inc	68,400
55,600	*	Sun Microsystems, Inc	232,964
1,200	*	SYKES Enterprises, Inc	16,044
17,306	*	Symantec Corp	302,855

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

600	*	Synopsys, Inc	$12,036
500	*	TeleTech Holdings, Inc	6,025
1,800		Total System Services, Inc	35,622
400	*	Travelzoo, Inc	8,800
397	*	Trizetto Group, Inc	6,745
7,400	*	Unisys Corp	43,142
1,695		United Online, Inc	24,103
600	*	United Rentals, Inc	14,034
700	*	Universal Compression Holdings, Inc	28,784
999	*	Vasco Data Security International	9,850
4,800	*	VeriSign, Inc	105,216
600	*	WebEx Communications, Inc	12,978

		TOTAL BUSINESS SERVICES	11,799,596

CHEMICALS AND ALLIED PRODUCTS - 8.20%
9,030	*	Aastrom Biosciences, Inc	19,053
622	*	Abgenix, Inc	13,379
300	*	Adolor Corp	4,380
10,000		Air Products & Chemicals, Inc	591,900
100	*	Alexion Pharmaceuticals, Inc	2,025
300	*	Alkermes, Inc	5,736
1,300	*	American Pharmaceutical Partners, Inc	50,427
23,724	*	Amgen, Inc	1,870,875
677	*	Arena Pharmaceuticals, Inc	9,627
694	*	Array Biopharma, Inc	4,865
505	*	Atherogenics, Inc	10,105
5,100		Avery Dennison Corp	281,877
7,200		Avon Products, Inc	205,560
2,825	*	Barr Pharmaceuticals, Inc	175,969
2,722	*	Bentley Pharmaceuticals, Inc	44,668
4,400	*	Bioenvision, Inc	28,732
6,111	*	Biogen Idec, Inc	277,012
1,300	*	BioMarin Pharmaceuticals, Inc	14,014
1,600		Cabot Corp	57,280
3,600		Calgon Carbon Corp	20,484
2,026	*	Cell Genesys, Inc	12,014
4,105	*	Cell Therapeutics, Inc	8,949
900	*	Cephalon, Inc	58,266
300	*	Charles River Laboratories International, Inc	12,711
1,301	*	Chattem, Inc	47,343
1,600		Clorox Co	91,024
10,200		Colgate-Palmolive Co	559,470
1,700	*	Connetics Corp	24,565
632	*	Cotherix, Inc	6,712
400	*	Cubist Pharmaceuticals, Inc	8,500
4,200	*	Curis, Inc	14,952
400	*	Cypress Bioscience, Inc	2,312
1,200		Dade Behring Holdings, Inc	49,068
3,780	*	Dendreon Corp	20,487
500		Diagnostic Products Corp	24,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

282	*	Digene Corp	$8,226
1,376	*	Dov Pharmaceutical, Inc	20,200
6,334	*	Durect Corp	32,113
800	*	Dusa Pharmaceuticals, Inc	8,616
8,800		Ecolab, Inc	319,176
563	*	Encysive Pharmaceuticals, Inc	4,442
7,700		Engelhard Corp	232,155
135	*	Enzon Pharmaceuticals, Inc	999
300	*	EPIX Pharmaceuticals, Inc	1,212
1,200	*	First Horizon Pharmaceutical Corp	20,700
9,135	*	Forest Laboratories, Inc	371,612
5,201	*	Genzyme Corp	368,127
500	*	Geron Corp	4,305
8,914	*	Gilead Sciences, Inc	469,144
300		H.B. Fuller Co	9,621
1,100	*	Hi-Tech Pharmacal Co, Inc	48,719
1,305	*	Human Genome Sciences, Inc	11,171
300	*	Idexx Laboratories, Inc	21,594
754	*	Immucor, Inc	17,613
800	*	Immunogen, Inc	4,104
1,712	*	Inspire Pharmaceuticals, Inc	8,697
100	*	InterMune, Inc	1,680
1,657	*	Inverness Medical Innovations, Inc	39,287
700	*	Invitrogen Corp	46,648
7,800	*	King Pharmaceuticals, Inc	131,976
800	*	Kos Pharmaceuticals, Inc	41,384
1,850	*	KV Pharmaceutical Co (Class A)	38,110
800		Lubrizol Corp	34,744
1,096		Mannatech, Inc	15,136
800	*	Martek Biosciences Corp	19,688
830	*	Medarex, Inc	11,495
1,900		Medicis Pharmaceutical Corp (Class A)	60,895
4,141	*	Medimmune, Inc	145,018
49,942		Merck & Co, Inc	1,588,655
600	*	MGI Pharma, Inc	10,296
4,400	*	Millennium Pharmaceuticals, Inc	42,680
10,525		Mylan Laboratories, Inc	210,079
400	*	Myogen, Inc	12,064
1,200	*	Nabi Biopharmaceuticals	4,056
2,675	*	Nastech Pharmaceutical Co, Inc	39,376
2,157		Natures Sunshine Products, Inc	38,999
400	*	NBTY, Inc	6,500
200	*	Neurocrine Biosciences, Inc	12,546
200	*	NitroMed, Inc	2,790
300	*	Northfield Laboratories, Inc	4,020
2,329	*	Noven Pharmaceuticals, Inc	35,238
100	*	NPS Pharmaceuticals, Inc	1,184
800	*	Nuvelo, Inc	6,488
100	*	OraSure Technologies, Inc	882
643	*	OSI Pharmaceuticals, Inc	18,030
5,070	*	Pain Therapeutics, Inc	34,273

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,200	*	Par Pharmaceutical Cos, Inc	$37,608
2,000	*	Penwest Pharmaceuticals Co	39,040
4,967		Perrigo Co	74,058
1,400	*	Pharmion Corp	24,878
1,000	*	Pozen, Inc	9,590
12,000		Praxair, Inc	635,520
58,969		Procter & Gamble Co	3,413,126
600	*	Progenics Pharmaceuticals, Inc	15,006
800	*	Protein Design Labs, Inc	22,736
1,526	*	Renovis, Inc	23,348
8,200		Rohm & Haas Co	397,044
3,700		RPM International, Inc	64,269
1,305	*	Salix Pharmaceuticals Ltd	22,942
1,600	*	Sepracor, Inc	82,560
280	*	Serologicals Corp	5,527
1,900		Sigma-Aldrich Corp	120,251
5,723	*	StemCells, Inc	19,744
887	*	SuperGen, Inc	4,479
300	*	Tanox, Inc	4,911
608	*	USANA Health Sciences, Inc	23,323
1,400		Valspar Corp	34,538
1,527	*	Vertex Pharmaceuticals, Inc	42,252
4,300	*	Watson Pharmaceuticals, Inc	139,793
1,903	*	Zymogenetics, Inc	32,370

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,554,292

COMMUNICATIONS - 5.02%
784		Adtran, Inc	23,316
6,400		Alltel Corp	403,840
4,500	*	American Tower Corp (Class A)	121,950
74,425		AT&T, Inc	1,822,668
7,960	*	Avaya, Inc	84,933
37,500		BellSouth Corp	1,016,250
800		Citizens Communications Co	9,784
38,372	*	Comcast Corp (Class A)	996,137
4,600	*	Comcast Corp (Special Class A)	118,174
924	*	Dobson Communications Corp (Class A)	6,930
500	*	Foundry Networks, Inc	6,905
7,181	*	IAC/InterActiveCorp	203,294
11,262	*	Liberty Global, Inc	253,395
102,956	*	Liberty Media Corp (Class A)	810,264
600	*	NII Holdings, Inc (Class B)	26,208
1,238	*	Novatel Wireless, Inc	14,992
971	*	NTL, Inc	66,106
42,411		Sprint Nextel Corp	990,721
350	*	Terremark Worldwide, Inc	1,628
2,193	*	TiVo, Inc	11,228
3,700	*	Univision Communications, Inc (Class A)	108,743
57,631		Verizon Communications, Inc	1,735,846

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

100	*	West Corp	$4,215
2,538	*	XM Satellite Radio Holdings, Inc	69,237

		TOTAL COMMUNICATIONS	8,906,764

DEPOSITORY INSTITUTIONS - 9.78%
9,700		AmSouth Bancorp	254,237
16,400		BB&T Corp	687,324
4,900		Comerica, Inc	278,124
700		Compass Bancshares, Inc	33,803
18,583		Fifth Third Bancorp	700,951
1,700		First Bancorp (Puerto Rico)	21,097
1,800		First Horizon National Corp	69,192
1,900		Fremont General Corp	44,137
6,100		Golden West Financial Corp	402,600
1,000		IndyMac Bancorp, Inc	39,020
70,120		JPMorgan Chase & Co	2,783,063
13,400		Keycorp	441,262
2,000		M&T Bank Corp	218,100
4,500		Marshall & Ilsley Corp	193,680
11,800		Mellon Financial Corp	404,150
21,684		National City Corp	727,932
3,133		New York Community Bancorp, Inc	51,757
10,732		North Fork Bancorporation, Inc	293,628
3,800		Northern Trust Corp	196,916
8,500		PNC Financial Services Group, Inc	525,555
4,500		Popular, Inc	95,175
174	v*	Popular, Inc	26
2,800		R & G Financial Corp (Class B)	36,960
15,032		Regions Financial Corp	513,493
3,600		Sovereign Bancorp, Inc	77,832
8,300		State Street Corp	460,152
10,600		SunTrust Banks, Inc	771,256
5,600		Synovus Financial Corp	151,256
196		TD Banknorth, Inc	5,694
2,100		UnionBanCal Corp	144,312
48,800		US Bancorp	1,458,632
34,929		Wachovia Corp	1,846,347
26,943		Washington Mutual, Inc	1,172,021
35,300		Wells Fargo & Co	2,217,899
716		Zions Bancorporation	54,101

		TOTAL DEPOSITORY INSTITUTIONS	17,371,684

EATING AND DRINKING PLACES - 0.99%
4,900		AFC Enterprises	74,088
450		Applebees International, Inc	10,166
800		Bob Evans Farms, Inc	18,448
3,050		Darden Restaurants, Inc	118,584
800		Lone Star Steakhouse & Saloon, Inc	18,992

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

39,574		McDonald's Corp	$1,334,435
1,400		Outback Steakhouse, Inc	58,254
2,200		Wendy's International, Inc	121,572

		TOTAL EATING AND DRINKING PLACES	1,754,539

EDUCATIONAL SERVICES - 0.02%
900	*	Career Education Corp	30,348
49	*	Laureate Education, Inc	2,573

		TOTAL EDUCATIONAL SERVICES	32,921

ELECTRIC, GAS, AND SANITARY SERVICES - 5.17%
17,595	*	AES Corp	278,529
7,300		AGL Resources, Inc	254,113
3,033		Allete, Inc	133,452
1,433		Aqua America, Inc	39,121
15,876	*	Aquila, Inc	57,154
5,900		Atmos Energy Corp	154,344
12,733		Avista Corp	225,501
6,500		Black Hills Corp	224,965
800		Cascade Natural Gas Corp	15,608
811	*	Casella Waste Systems, Inc (Class A)	10,373
9,007		Cleco Corp	187,796
1,600		Connecticut Water Service, Inc	39,216
2,300		Crosstex Energy, Inc	145,038
15,300		DPL, Inc	397,953
13,600		Empire District Electric Co	276,488
3,200		Energen Corp	116,224
719		EnergySouth, Inc	19,255
12,700		Hawaiian Electric Industries, Inc	328,930
13,200		Idacorp, Inc	386,760
13,400		KeySpan Corp	478,246
8,700		Kinder Morgan, Inc	799,965
700		Markwest Hydrocarbon, Inc	15,407
1,521		Metal Management, Inc	35,378
3,624		MGE Energy, Inc	122,890
9,100		National Fuel Gas Co	283,829
200		New Jersey Resources Corp	8,378
800		Nicor, Inc	31,448
26,419		NiSource, Inc	551,100
18,700		OGE Energy Corp	500,973
5,222		Otter Tail Corp	151,333
3,900		Peoples Energy Corp	136,773
25,500		Pepco Holdings, Inc	570,435
2,000		Piedmont Natural Gas Co, Inc	48,320
25,200		Puget Energy, Inc	514,584
5,200		Questar Corp	393,640
1,390		Resource America, Inc (Class A)	23,700
7,622	*	Sierra Pacific Resources	99,391

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,800		South Jersey Industries, Inc	$52,452
3,126	*	Southern Union Co	73,867
3,900		UGI Corp	80,340
4,627		Unisource Energy Corp	144,362
2,550	*	Waste Connections, Inc	87,873
4,300		Western Gas Resources, Inc	202,487
4,300		WGL Holdings, Inc	129,258
15,181		Williams Cos, Inc	351,744

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,178,993

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.64%
885	*	ADC Telecommunications, Inc	19,771
5,000	*	Advanced Micro Devices, Inc	153,000
840	*	Agere Systems, Inc	10,836
3,500	*	Altera Corp	64,855
3,893		American Power Conversion Corp	85,646
300		Ametek, Inc	12,762
800	*	Amkor Technology, Inc	4,480
6,100		Analog Devices, Inc	218,807
1,287	*	Andrew Corp	13,810
440	*	Arris Group, Inc	4,167
953	*	Artesyn Technologies, Inc	9,816
500		Baldor Electric Co	12,825
3,665	*	Broadcom Corp (Class A)	172,805
1,915	*	Broadwing Corp	11,586
1,100	*	Brocade Communications Systems, Inc	4,477
2,500		C&D Technologies, Inc	19,050
462	*	C-COR, Inc	2,245
10,300	*	Ciena Corp	30,591
100,274	*	Cisco Systems, Inc	1,716,691
2,600	*	Comverse Technology, Inc	69,134
3,100	*	Conexant Systems, Inc	7,006
100	*	Cree, Inc	2,524
100	*	Cypress Semiconductor Corp	1,425
2,941	*	Ditech Communications Corp	24,557
3,918	*	Emcore Corp	29,072
15,900		Emerson Electric Co	1,187,730
50	*	EndWave Corp	589
400	*	Energizer Holdings, Inc	19,916
560	*	Evergreen Solar, Inc	5,964
1,000	*	Finisar Corp	2,080
5,100	*	Freescale Semiconductor, Inc (Class B)	128,367
300	*	Greatbatch, Inc	7,803
1,100		Harman International Industries, Inc	107,635
1,543	*	Harmonic, Inc	7,484
106,336		Intel Corp	2,654,147
500	*	Interdigital Communications Corp	9,160
100	*	International Rectifier Corp	3,190
500		Intersil Corp (Class A)	12,440
726	*	InterVoice, Inc	5,779

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

497	*	Kemet Corp	$3,514
395		Lincoln Electric Holdings, Inc	15,666
355		LSI Industries, Inc	5,559
4,400	*	LSI Logic Corp	35,200
78,911	*	Lucent Technologies, Inc	209,903
4,700		Maxim Integrated Products, Inc	170,328
1,900	*	Maxtor Corp	13,186
3,652	*	McData Corp (Class A)	13,877
1,200	*	MEMC Electronic Materials, Inc	26,604
1,100		Microchip Technology, Inc	35,365
8,247	*	Micron Technology, Inc	109,767
5,354		Molex, Inc	138,936
40,500		Motorola, Inc	914,895
8,476	*	MRV Communications, Inc	17,376
3,200		National Semiconductor Corp	83,136
4,540	*	Network Appliance, Inc	122,580
800	*	Novellus Systems, Inc	19,296
1,200	*	Nvidia Corp	43,872
4,957	*	Optical Communication Products, Inc	11,451
900		Park Electrochemical Corp	23,382
500	*	PMC - Sierra, Inc	3,855
300	*	Polycom, Inc	4,590
1,461	*	Power-One, Inc	8,795
600	*	Powerwave Technologies, Inc	7,542
700	*	QLogic Corp	22,757
27,524		Qualcomm, Inc	1,185,734
6,593	*	Quantum Fuel Systems Technologies Worldwide, Inc	17,669
600	*	Rambus, Inc	9,714
500	*	RF Micro Devices, Inc	2,705
2,200		Scientific-Atlanta, Inc	94,754
767	*	Silicon Storage Technology, Inc	3,873
17,739	*	Sirius Satellite Radio, Inc	118,851
600	*	Skyworks Solutions, Inc	3,054
2,000	*	Sycamore Networks, Inc	8,640
2,200		Teleflex, Inc	142,956
8,717	*	Tellabs, Inc	95,015
4,100	*	Terayon Communication Systems, Inc	9,471
28,800		Texas Instruments, Inc	923,616
886	*	Thomas & Betts Corp	37,176
5,771	*	Transwitch Corp	10,561
1,000	*	Utstarcom, Inc	8,060
1,475	*	Vishay Intertechnology, Inc	20,296
7,600	*	Westell Technologies, Inc	34,200
300		Whirlpool Corp	25,128
5,000		Xilinx, Inc	126,050
1,900	*	Zhone Technologies, Inc	4,028
92	*	Zoltek Cos, Inc	808

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,798,013

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.53%
700	*	Amylin Pharmaceuticals, Inc	$27,944
600	*	Antigenics, Inc	2,856
1,200	*	Applera Corp (Celera Genomics Group)	13,152
793	*	Ariad Pharmaceuticals, Inc	4,639
200		Corporate Executive Board Co	17,940
2,538	*	CuraGen Corp	7,817
100	*	CV Therapeutics, Inc	2,473
1,300	*	deCODE genetics, Inc	10,738
200	*	Gen-Probe, Inc	9,758
34	*	Hewitt Associates, Inc	952
500	*	ICOS Corp	13,815
2,093	*	Incyte Corp	11,177
2,704	*	Isis Pharmaceuticals, Inc	14,169
570	*	Lexicon Genetics, Inc	2,081
500	*	Luminex Corp	5,810
5,600		Moody's Corp	343,952
300	*	Neopharm, Inc	3,237
9,500		Paychex, Inc	362,140
600		Pharmaceutical Product Development, Inc	37,170
1,000	*	PRG-Schultz International, Inc	610
969	*	Regeneron Pharmaceuticals, Inc	15,456
1,600	*	Seattle Genetics, Inc	7,552
600	*	Sourcecorp	14,388
200	*	Telik, Inc	3,398
900	*	Trimeris, Inc	10,341

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	943,565

FABRICATED METAL PRODUCTS - 0.74%
3,678		Commercial Metals Co	138,072
2,332		Dynamic Materials Corp	70,007
5,800	*	Global Power Equipment Group, Inc	26,216
700		Gulf Island Fabrication, Inc	17,017
10,600		Illinois Tool Works, Inc	932,694
600	*	Jacuzzi Brands, Inc	5,040
1,200		Silgan Holdings, Inc	43,344
900		Snap-On, Inc	33,804
1,200		Valmont Industries, Inc	40,152

		TOTAL FABRICATED METAL PRODUCTS	1,306,346

FOOD AND KINDRED PRODUCTS - 3.44%
8,000		Campbell Soup Co	238,160
48,500		Coca-Cola Co	1,955,035
7,000		Coca-Cola Enterprises, Inc	134,190
8,300		General Mills, Inc	409,356
11,100		H.J. Heinz Co	374,292
3,700		Hershey Co	204,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

9,000		Kellogg Co	$388,980
900		McCormick & Co, Inc (Non-Vote)	27,828
2,000		Pepsi Bottling Group, Inc	57,220
33,900		PepsiCo, Inc	2,002,812
4,700		Wrigley (Wm.) Jr Co	312,503

		TOTAL FOOD AND KINDRED PRODUCTS	6,104,801

FOOD STORES - 0.68%
9,200		Albertson's, Inc	196,420
16		Arden Group, Inc (Class A)	1,456
15,500	*	Kroger Co	292,640
3,200	*	Pathmark Stores, Inc	31,968
17,674	*	Starbucks Corp	530,396
2,000		Whole Foods Market, Inc	154,780

		TOTAL FOOD STORES	1,207,660

FURNITURE AND FIXTURES - 0.78%
10,800	*	BE Aerospace, Inc	237,600
2,200		Hillenbrand Industries, Inc	108,702
7,000		Johnson Controls, Inc	510,370
4,400		Leggett & Platt, Inc	101,024
12,600		Masco Corp	380,394
2,100		Newell Rubbermaid, Inc	49,938

		TOTAL FURNITURE AND FIXTURES	1,388,028

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
4,100	*	Bed Bath & Beyond, Inc	148,215
5,900		Best Buy Co, Inc	256,532
1,553		Circuit City Stores, Inc	35,082
2,000		RadioShack Corp	42,060
2,048	*	Restoration Hardware, Inc	12,329
300	*	Williams-Sonoma, Inc	12,945

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	507,163

GENERAL BUILDING CONTRACTORS - 0.58%
400		Beazer Homes USA, Inc	29,136
2,600		Centex Corp	185,874
5,333		DR Horton, Inc	190,548
1,500		KB Home	108,990
3,000		Lennar Corp (Class A)	183,060
60		Lennar Corp (Class B)	3,401
400		MDC Holdings, Inc	24,792
4,200		Pulte Homes, Inc	165,312
700		Ryland Group, Inc	50,491

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

600		Standard-Pacific Corp	$22,080
2,000	*	Toll Brothers, Inc	69,280

		TOTAL GENERAL BUILDING CONTRACTORS	1,032,964

GENERAL MERCHANDISE STORES - 1.31%
600	*	99 Cents Only Stores	6,276
400	*	Big Lots, Inc	4,804
12,374		Costco Wholesale Corp	612,142
4,200		Dollar General Corp	80,094
3,900		Family Dollar Stores, Inc	96,681
5,100		JC Penney Co, Inc	283,560
600	*	Retail Ventures, Inc	7,464
1,600	*	Saks, Inc	26,976
17,600		Target Corp	967,472
10,600		TJX Cos, Inc	246,238

		TOTAL GENERAL MERCHANDISE STORES	2,331,707

HEALTH SERVICES - 0.76%
100	*	Apria Healthcare Group, Inc	2,411
300	*	Bio-Reference Labs, Inc	5,643
7,167	*	Caremark Rx, Inc	371,179
100	*	Covance, Inc	4,855
2,341	*	Coventry Health Care, Inc	133,343
1,050	*	DaVita, Inc	53,172
100	*	Edwards Lifesciences Corp	4,161
1,800	*	Express Scripts, Inc	150,840
4,300		Health Management Associates, Inc (Class A)	94,428
2,000	*	Laboratory Corp of America Holdings	107,700
162	*	LifePoint Hospitals, Inc	6,075
800	*	Lincare Holdings, Inc	33,528
900		Manor Care, Inc	35,793
4,850	*	Medco Health Solutions, Inc	270,630
1,700	*	Nektar Therapeutics	27,982
300		Option Care, Inc	4,008
762	*	Specialty Laboratories, Inc	9,944
200	*	Triad Hospitals, Inc	7,846
300		Universal Health Services, Inc (Class B)	14,022
800	*	VistaCare, Inc (Class A)	10,000

		TOTAL HEALTH SERVICES	1,347,560

HOLDING AND OTHER INVESTMENT OFFICES - 2.53%
9,290		Allied Capital Corp	272,847
300		AMB Property Corp	14,751
1,600		American Financial Realty Trust	19,200
2,900		Annaly Mortgage Management, Inc	31,726
6,858		Archstone-Smith Trust	287,282

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,100		AvalonBay Communities, Inc	$98,175
3,700		Bimini Mortgage Management, Inc (Class A)	33,485
2,600		Boston Properties, Inc	192,738
200		CarrAmerica Realty Corp	6,926
1,781		Cherokee, Inc	61,249
1,000		Crescent Real Estate Equities Co	19,820
1,600		Developers Diversified Realty Corp	75,232
4,273		Duke Realty Corp	142,718
17,300		Equity Office Properties Trust	524,709
10,113		Equity Residential	395,621
200		FelCor Lodging Trust, Inc	3,442
4,000		Friedman Billings Ramsey Group, Inc	39,600
3,770		General Growth Properties, Inc	177,152
800		Harris & Harris Group, Inc	11,120
1,000		Health Care Property Investors, Inc	25,560
200		Highwoods Properties, Inc	5,690
1,200		Hospitality Properties Trust	48,120
7,500		Host Marriott Corp	142,125
2,500		HRPT Properties Trust	25,875
2,500		iStar Financial, Inc	89,125
6,700		Kimco Realty Corp	214,936
200		Liberty Property Trust	8,570
10,600		Luminent Mortgage Capital, Inc	79,606
700	*	MeriStar Hospitality Corp	6,580
1,400		MFA Mortgage Investments, Inc	7,980
6,265		New Plan Excel Realty Trust	145,223
6,400		Prologis	299,008
2,438		Public Storage, Inc	165,101
6,400		Simon Property Group, Inc	490,432
3,500		Vornado Realty Trust	292,145
1,250		Weingarten Realty Investors	47,262

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,501,131

HOTELS AND OTHER LODGING PLACES - 0.24%
4,800		Choice Hotels International, Inc	200,448
2,970	*	Gaylord Entertainment Co	129,462
4,100	*	Great Wolf Resorts, Inc	42,271
2,600		Marcus Corp	61,100

		TOTAL HOTELS AND OTHER LODGING PLACES	433,281

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.39%
20,900		3M Co	1,619,750
4,100	*	AGCO Corp	67,937
300		Alamo Group, Inc	6,150
5,200		American Standard Cos, Inc	207,740
11,394	*	Apple Computer, Inc	819,115
30,048		Applied Materials, Inc	539,061
979	*	Astec Industries, Inc	31,974

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,000		Black & Decker Corp	$173,920
900		Briggs & Stratton Corp	34,911
194	*	Brooks Automation, Inc	2,431
400		Carlisle Cos, Inc	27,660
300		CDW Corp	17,271
2,400	*	Cooper Cameron Corp	99,360
1,100		Cummins, Inc	98,703
9,000		Deere & Co	612,990
37,300	*	Dell, Inc	1,118,627
200		Donaldson Co, Inc	6,360
500	*	Dril-Quip, Inc	23,600
38,500	*	EMC Corp	524,370
400	*	Emulex Corp	7,916
857	*	Entegris, Inc	8,073
1,500	*	FMC Technologies, Inc	64,380
1,200	*	Gehl Co	31,500
300		Graco, Inc	10,944
2,200	*	Grant Prideco, Inc	97,064
45,088		Hewlett-Packard Co	1,290,869
300	*	Hydril	18,780
300	*	Intermec, Inc	10,140
29,131		International Business Machines Corp	2,394,568
2,441	*	Jabil Circuit, Inc	90,537
600	*	Lam Research Corp	21,408
1,900	*	Lexmark International, Inc	85,177
810		Lufkin Industries, Inc	40,395
1,200		Modine Manufacturing Co	39,108
600		Nordson Corp	24,306
172	*	Nuance Communications, Inc	1,312
1,100	*	Oil States International, Inc	34,848
2,400		Pall Corp	64,464
926	*	Palm, Inc	29,447
2,064		Pentair, Inc	71,249
800	*	Quantum Corp	2,440
2,300	*	SanDisk Corp	144,486
400		Sauer-Danfoss, Inc	7,524
2,031	*	Semitool, Inc	22,097
5,400		Smith International, Inc	200,394
19,269	*	Solectron Corp	70,525
1,700		SPX Corp	77,809
2,200		Stanley Works	105,688
2,153		Tennant Co	111,956
769	*	TurboChef Technologies, Inc	11,043
1,900	*	Varian Medical Systems, Inc	95,646
800	*	Western Digital Corp	14,888
150	*	Zebra Technologies Corp (Class A)	6,428

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,339,339

INSTRUMENTS AND RELATED PRODUCTS - 5.87%
600	*	Advanced Medical Optics, Inc	25,080
727	*	Affymetrix, Inc	34,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

500	*	Align Technology, Inc	$3,235
4,200		Allergan, Inc	453,432
100		Analogic Corp	4,785
5,300		Applera Corp (Applied Biosystems Group)	140,768
2,400		Bard (C.R.), Inc	158,208
700		Bausch & Lomb, Inc	47,530
16,148		Baxter International, Inc	607,972
1,000		Beckman Coulter, Inc	56,900
7,200		Becton Dickinson & Co	432,576
5,774		Biomet, Inc	211,155
908	*	Biosite, Inc	51,111
13,600	*	Boston Scientific Corp	333,064
638	*	Bruker BioSciences Corp	3,101
300		Cooper Cos, Inc	15,390
400	*	Credence Systems Corp	2,784
1,891		Dentsply International, Inc	101,528
100	*	DJ Orthopedics, Inc	2,758
400	*	FARO Technologies, Inc	8,000
2,180	*	Fisher Scientific International, Inc	134,855
6,850		Guidant Corp	443,538
700	*	Illumina, Inc	9,870
531	*	Input/Output, Inc	3,733
400	*	Intuitive Surgical, Inc	46,908
1,300	*	Ista Pharmaceuticals, Inc	8,268
60,239		Johnson & Johnson	3,620,364
2,300		Kla-Tencor Corp	113,459
800	*	Lexar Media, Inc	6,568
2,835	*	LTX Corp	12,757
26,800		Medtronic, Inc	1,542,876
700	*	Millipore Corp	46,228
847	*	MKS Instruments, Inc	15,153
4,067	*	Nanogen, Inc	10,655
551		Oakley, Inc	8,094
2,100		PerkinElmer, Inc	49,476
5,500		Pitney Bowes, Inc	232,375
6,400	*	St. Jude Medical, Inc	321,280
7,300		Stryker Corp	324,339
100	*	Techne Corp	5,615
1,800		Tektronix, Inc	50,778
3,100	*	Thermo Electron Corp	93,403
500	*	TriPath Imaging, Inc	3,020
1,600	*	Waters Corp	60,480
14,100	*	Xerox Corp	206,565
5,200	*	Zimmer Holdings, Inc	350,688

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,415,436

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
1,800		Brown & Brown, Inc	54,972
4,100		Crawford & Co (Class B)	23,616
3,900		Gallagher (Arthur J.) & Co	120,432

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

8,600		Hartford Financial Services Group, Inc	$738,654
13,700		Marsh & McLennan Cos, Inc	435,112

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,372,786

INSURANCE CARRIERS - 5.96%
5,800		Aetna, Inc	546,998
15,900		Aflac, Inc	738,078
3,800		Ambac Financial Group, Inc	292,828
7,600		Chubb Corp	742,140
2,500		Cigna Corp	279,250
10,535		Cincinnati Financial Corp	470,704
100		Erie Indemnity Co (Class A)	5,320
4,452		Fidelity National Financial, Inc	163,789
1,000		First American Corp	45,300
900	*	Health Net, Inc	46,395
2,000	*	Humana, Inc	108,660
4,900		Jefferson-Pilot Corp	278,957
7,500		Lincoln National Corp	397,725
4,400		MBIA, Inc	264,704
500		Mercury General Corp	29,110
2,500		MGIC Investment Corp	164,550
700		Phoenix Cos, Inc	9,548
34	*	PMA Capital Corp (Class A)	310
1,300		PMI Group, Inc	53,391
10,200		Principal Financial Group	483,786
5,020		Progressive Corp	586,236
13,800		Prudential Financial, Inc	1,010,022
1,400		Radian Group, Inc	82,026
4,872		Safeco Corp	275,268
20,147		St. Paul Travelers Cos, Inc	899,966
24,790		UnitedHealth Group, Inc	1,540,451
7,100		UnumProvident Corp	161,525
1,000		W.R. Berkley Corp	47,620
10,836	*	WellPoint, Inc	864,604

		TOTAL INSURANCE CARRIERS	10,589,261

LEATHER AND LEATHER PRODUCTS - 0.14%
7,048	*	Coach, Inc	234,980
800		Weyco Group, Inc	15,280

		TOTAL LEATHER AND LEATHER PRODUCTS	250,260

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,100		Laidlaw International, Inc	25,553

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	25,553

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.01%
700	*	Champion Enterprises, Inc	$9,534

		TOTAL LUMBER AND WOOD PRODUCTS	9,534

METAL MINING - 0.18%
986		Cleveland-Cliffs, Inc	87,330
6,662		Royal Gold, Inc	231,371

		TOTAL METAL MINING	318,701

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
1,486		Callaway Golf Co	20,566
800	*	K2, Inc	8,088
2,150		Marine Products Corp	22,554
14,510		Mattel, Inc	229,548
300		Nautilus, Inc	5,598
1,997		Russ Berrie & Co, Inc	22,806
110	*	Steinway Musical Instruments, Inc	2,806

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	311,966

MISCELLANEOUS RETAIL - 1.16%
4,948	*	Amazon.com, Inc	233,298
13,800		CVS Corp	364,596
567	*	Dollar Tree Stores, Inc	13,574
676	*	Drugstore.com, Inc	1,927
404	*	GSI Commerce, Inc	6,096
700		Michaels Stores, Inc	24,759
3,488	*	Office Depot, Inc	109,523
130	*	Overstock.com, Inc	3,660
984		Petsmart, Inc	25,249
13,738		Staples, Inc	311,990
1,200		Tiffany & Co	45,948
19,200		Walgreen Co	849,792
1,816		World Fuel Services Corp	61,236

		TOTAL MISCELLANEOUS RETAIL	2,051,648

MOTION PICTURES - 1.74%
2,400		Carmike Cinemas, Inc	60,864
6,335	*	Discovery Holding Co (Class A)	95,975
1,000	*	DreamWorks Animation SKG, Inc (Class A)	24,560
1,500	*	Pixar	79,080
1,000		Regal Entertainment Group (Class A)	19,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

90,729		Time Warner, Inc	$1,582,314
51,300		Walt Disney Co	1,229,661

		TOTAL MOTION PICTURES	3,091,474

NONDEPOSITORY INSTITUTIONS - 3.80%
440		Advanta Corp (Class A)	13,257
200		Advanta Corp (Class B)	6,488
3,740		American Capital Strategies Ltd	135,425
26,100		American Express Co	1,343,106
1,900	*	AmeriCredit Corp	48,697
1,500		Beverly Hills Bancorp, Inc	15,555
6,653		Capital One Financial Corp	574,819
3,100		CapitalSource, Inc	69,440
1,100		CharterMac	23,298
5,810		CIT Group, Inc	300,842
331	*	CompuCredit Corp	12,737
13,174		Countrywide Financial Corp	450,419
7,800		Doral Financial Corp	82,680
20,115		Fannie Mae	981,813
700		Federal Agricultural Mortgage Corp (Class C)	20,951
1,000		First Marblehead Corp	32,860
17,200		Freddie Mac	1,124,020
29,450		MBNA Corp	799,568
4,400		MCG Capital Corp	64,196
11,800		SLM Corp	650,062

		TOTAL NONDEPOSITORY INSTITUTIONS	6,750,233

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
3,000		AMCOL International Corp	61,560
750		Florida Rock Industries, Inc	36,795
2,600		Vulcan Materials Co	176,150

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	274,505

OIL AND GAS EXTRACTION - 4.65%
9,800		Anadarko Petroleum Corp	928,550
12,094		Apache Corp	828,681
825	*	Atlas America, Inc	49,682
1,257	*	ATP Oil & Gas Corp	46,522
900		Berry Petroleum Co (Class A)	51,480
1,800		Cabot Oil & Gas Corp (Class A)	81,180
800	*	Cal Dive International, Inc	28,712
2,500	*	Callon Petroleum Co	44,125
1,100	*	Carrizo Oil & Gas, Inc	27,181
881	*	Cheniere Energy, Inc	32,791
9,174		Chesapeake Energy Corp	291,091
3,677		Cimarex Energy Co	158,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

709	*	Clayton Williams Energy, Inc	$29,594
1,500	*	Comstock Resources, Inc	45,765
700	*	Delta Petroleum Corp	15,239
5,800	*	Denbury Resources, Inc	132,124
16,486		Devon Energy Corp	1,031,034
1,400	*	Edge Petroleum Corp	34,874
1,800	*	Encore Acquisition Co	57,672
1,200	*	Energy Partners Ltd	26,148
6,100		ENSCO International, Inc	270,535
6,400		Equitable Resources, Inc	234,816
2,100	*	Forest Oil Corp	95,697
1,600	*	FX Energy, Inc	12,768
2,037	*	Gasco Energy, Inc	13,302
3,700	*	Global Industries Ltd	41,995
1,000	*	Goodrich Petroleum Corp	25,150
5,300	*	Grey Wolf, Inc	40,969
2,361	*	Harvest Natural Resources, Inc	20,966
2,100		Helmerich & Payne, Inc	130,011
1,700	*	Houston Exploration Co	89,760
1,409	*	KCS Energy, Inc	34,126
3,033	*	Meridian Resource Corp	12,739
3,888	*	National Oilwell Varco, Inc	243,778
4,800	*	Newfield Exploration Co	240,336
7,300		Noble Energy, Inc	294,190
2,250	*	Parallel Petroleum Corp	38,273
4,062	*	PetroHawk Energy Corp	53,700
200	*	Petroleum Development Corp	6,668
1,493	*	Petroquest Energy, Inc	12,362
6,169		Pioneer Natural Resources Co	316,285
2,735	*	Plains Exploration & Production Co	108,662
3,700		Pogo Producing Co	184,297
4,100	*	Pride International, Inc	126,075
3,000	*	Quicksilver Resources, Inc	126,030
3,750		Range Resources Corp	98,775
1,200	*	Remington Oil & Gas Corp	43,800
2,100		Rowan Cos, Inc	74,844
2,600		St. Mary Land & Exploration Co	95,706
2,300	*	Stone Energy Corp	104,719
800	*	Swift Energy Co	36,056
3,500		Tidewater, Inc	155,610
1,156	*	Toreador Resources Corp	24,357
9,793	*	Transmontaigne, Inc	64,634
491	*	Tri-Valley Corp	3,820
1,200	*	Unit Corp	66,036
3,300		Vintage Petroleum, Inc	175,989
2,100		W&T Offshore, Inc	61,740
1,000	*	Whiting Petroleum Corp	40,000
11,376		XTO Energy, Inc	499,861

		TOTAL OIL AND GAS EXTRACTION	8,260,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 0.84%
2,900		Bemis Co	$80,823
2,200		Bowater, Inc	67,584
4,800	*	Buckeye Technologies, Inc	38,640
2,300		Chesapeake Corp	39,054
11,000		Kimberly-Clark Corp	656,150
10,800		MeadWestvaco Corp	302,724
2,200		Packaging Corp of America	50,490
1,600		Rock-Tenn Co (Class A)	21,840
3,200		Sonoco Products Co	94,080
2,600		Temple-Inland, Inc	116,610
2,200		Wausau Paper Corp	26,070

		TOTAL PAPER AND ALLIED PRODUCTS	1,494,065

PERSONAL SERVICES - 0.01%
400	*	Weight Watchers International, Inc	19,772

		TOTAL PERSONAL SERVICES	19,772

PETROLEUM AND COAL PRODUCTS - 1.19%
9,200		EOG Resources, Inc	675,004
5,862		Frontier Oil Corp	220,001
1,300	*	Giant Industries, Inc	67,548
811	*	Headwaters, Inc	28,742
6,600		Sunoco, Inc	517,308
11,600		Valero Energy Corp	598,560

		TOTAL PETROLEUM AND COAL PRODUCTS	2,107,163

PRIMARY METAL INDUSTRIES - 1.16%
2,218	*	Aleris International, Inc	71,508
2,009	*	Century Aluminum Co	52,656
23,481	*	Corning, Inc	461,636
400	*	General Cable Corp	7,880
2,303		Gibraltar Industries, Inc	52,831
2,300		Hubbell, Inc (Class B)	103,776
900	*	Lone Star Technologies, Inc	46,494
2,000	*	Maverick Tube Corp	79,720
3,400		Mueller Industries, Inc	93,228
1,243	*	NS Group, Inc	51,970
6,900		Nucor Corp	460,368
900		Quanex Corp	44,973
1,933		Schnitzer Steel Industries, Inc (Class A)	59,130
2,512		Steel Dynamics, Inc	89,201
2,600		Steel Technologies, Inc	72,774
5,001	*	Superior Essex, Inc	100,820
3,983		Tredegar Corp	51,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

3,422	*	Wheeling-Pittsburgh Corp	$30,866
6,800		Worthington Industries, Inc	130,628

		TOTAL PRIMARY METAL INDUSTRIES	2,061,800

PRINTING AND PUBLISHING - 1.01%
1,000	*	ACCO Brands Corp	24,500
1,900		Dex Media, Inc	51,471
600		Dow Jones & Co, Inc	21,294
900	*	Dun & Bradstreet Corp	60,264
2,800		EW Scripps Co	134,456
100		Harte-Hanks, Inc	2,639
12,900		McGraw-Hill Cos, Inc	666,027
3,600		New York Times Co (Class A)	95,220
6,600		R.R. Donnelley & Sons Co	225,786
807		Standard Register Co	12,759
11,400		Tribune Co	344,964
200		Washington Post Co (Class B)	153,000

		TOTAL PRINTING AND PUBLISHING	1,792,380

RAILROAD TRANSPORTATION - 0.45%
2,400	*	Kansas City Southern Industries, Inc	58,632
16,400		Norfolk Southern Corp	735,212

		TOTAL RAILROAD TRANSPORTATION	793,844

REAL ESTATE - 0.01%
2,796		Stewart Enterprises, Inc (Class A)	15,126

		TOTAL REAL ESTATE	15,126

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
1,500		Cooper Tire & Rubber Co	22,980
1,300	*	Sealed Air Corp	73,021
400	*	Skechers U.S.A., Inc (Class A)	6,128
1,100		Spartech Corp	24,145

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	126,274

SECURITY AND COMMODITY BROKERS - 2.69%
1,100		A.G. Edwards. Inc	51,546
3,499		Ameritrade Holding Corp	83,976
24,100		Charles Schwab Corp	353,547
500		Chicago Mercantile Exchange Holdings, Inc	183,745
7,000		Franklin Resources, Inc	658,070
9,963		Goldman Sachs Group, Inc	1,272,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

200	*	Investment Technology Group, Inc	$7,088
4,000		Janus Capital Group, Inc	74,520
1,850		Legg Mason, Inc	221,427
23,400		Merrill Lynch & Co, Inc	1,584,882
226	*	Piper Jaffray Cos	9,130
600		SEI Investments Co	22,200
3,500		T Rowe Price Group, Inc	252,105

		TOTAL SECURITY AND COMMODITY BROKERS	4,774,611

SPECIAL TRADE CONTRACTORS - 0.02%
500	*	Layne Christensen Co	12,715
2,322	*	Quanta Services, Inc	30,581

		TOTAL SPECIAL TRADE CONTRACTORS	43,296

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
173	*	Cabot Microelectronics Corp	5,074
300		CARBO Ceramics, Inc	16,956
26		Eagle Materials, Inc	3,181
89		Eagle Materials, Inc (Class B)	10,482
2,652		Gentex Corp	51,714

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	87,407

TRANSPORTATION BY AIR - 0.70%
2,370	*	AMR Corp	52,685
700	*	Airtran Holdings, Inc	11,221
700	*	Alaska Air Group, Inc	25,004
2,600	*	Continental Airlines, Inc (Class B)	55,380
2,500	*	ExpressJet Holdings, Inc	20,225
5,884		FedEx Corp	608,347
3,155	*	Frontier Airlines, Inc	29,152
1,575	*	JetBlue Airways Corp	24,224
2,884	*	Mesa Air Group, Inc	30,167
3,500	*	Pinnacle Airlines Corp	23,345
458		Skywest, Inc	12,302
21,900		Southwest Airlines Co	359,817

		TOTAL TRANSPORTATION BY AIR	1,251,869

TRANSPORTATION EQUIPMENT - 0.90%
500	*	Aftermarket Technology Corp	9,720
1,500		American Axle & Manufacturing Holdings, Inc	27,495
2,100		ArvinMeritor, Inc	30,219
3,600		Autoliv, Inc	163,512
2,341		Brunswick Corp	95,185
1,200		Coachmen Industries, Inc	14,172

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

5,500		Dana Corp	$39,490
300		Federal Signal Corp	4,503
1,500	*	Fleetwood Enterprises, Inc	18,525
7,500		Genuine Parts Co	329,400
828		Greenbrier Cos, Inc	23,515
7,700		Harley-Davidson, Inc	396,473
2,100		Harsco Corp	141,771
900		JLG Industries, Inc	41,094
690		Noble International Ltd	14,380
3,200		Standard Motor Products, Inc	29,536
2,300		Superior Industries International, Inc	51,198
1,800	*	Tenneco, Inc	35,298
300		Thor Industries, Inc	12,021
1,200	*	TRW Automotive Holdings Corp	31,620
5,874	*	Visteon Corp	36,771
471		Wabash National Corp	8,973
1,400		Westinghouse Air Brake Technologies Corp	37,660

		TOTAL TRANSPORTATION EQUIPMENT	1,592,531

TRANSPORTATION SERVICES - 0.09%
2,300		GATX Corp	82,984
2,550	*	RailAmerica, Inc	28,025
2,305		Sabre Holdings Corp	55,573

		TOTAL TRANSPORTATION SERVICES	166,582

TRUCKING AND WAREHOUSING - 0.67%
3,500	*	SIRVA, Inc	28,000
15,529		United Parcel Service, Inc (Class B)	1,167,004

		TOTAL TRUCKING AND WAREHOUSING	1,195,004

WATER TRANSPORTATION - 0.03%
1,600	*	Gulfmark Offshore, Inc	47,392
200	*	Hornbeck Offshore Services, Inc	6,540

		TOTAL WATER TRANSPORTATION	53,932

WHOLESALE TRADE-DURABLE GOODS - 0.58%
6,500	*	Aviall, Inc	187,200
3,400		Barnes Group, Inc	112,200
1,600		BorgWarner, Inc	97,008
1,577	*	Castle (A.M.) & Co	34,442
380	*	Cytyc Corp	10,727
500		Hughes Supply, Inc	17,925
1,900		IKON Office Solutions, Inc	19,779
600	*	Ingram Micro, Inc (Class A)	11,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,000		Omnicare, Inc	$57,220
2,100	*	Patterson Cos, Inc	70,140
2,100		Reliance Steel & Aluminum Co	128,352
4,300		Ryerson Tull, Inc	104,576
200	*	Strattec Security Corp	8,084
200	*	Tech Data Corp	7,936
2,400		W.W. Grainger, Inc	170,640

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,038,187

WHOLESALE TRADE-NONDURABLE GOODS - 1.56%
500	*	Allscripts Healthcare Solutions, Inc	6,700
12,468		Cardinal Health, Inc	857,175
1,200	*	Dean Foods Co	45,192
4,100	*	Endo Pharmaceuticals Holdings, Inc	124,066
2,100		Handleman Co	26,082
1,000	*	Henry Schein, Inc	43,640
8,400		McKesson Corp	433,356
5,400		Nike, Inc (Class B)	468,666
500		Reebok International, Ltd	29,115
9,400		Safeway, Inc	222,404
1,700		Stride Rite Corp	23,052
2,100		Supervalu, Inc	68,208
13,500		Sysco Corp	419,175

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,766,831

		TOTAL COMMON STOCKS	177,075,607
		(Cost $154,172,284)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 0.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.47%
$ 830,000		Federal Home Loan Bank (FHLB) 3.400%, 01/03/06	$829,691

		U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	829,691

		TOTAL SHORT- TERM INVESTMENTS	829,691
		(Cost $829,843)

		TOTAL PORTFOLIO - 100.19%	177,905,298
		(Cost $155,002,127)

		OTHER ASSETS & LIABILITIES, NET - (0.19)%	(336,842)

		NET ASSETS - 100.00%	$177,568,456

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

BONDS - 96.54%

CORPORATE BONDS - 23.87%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
$ 1,150,000	g	Controladora Mabe SA CV	6.500%	12/15/15	NR	$1,147,446

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,147,446

ASSET BACKED - 1.96%
354,371		AQ Finance NIM Trust Series 2004-RN2	4.579	04/25/09	Aaa	354,312
281,505	v	AQ Finance NIM Trust Series 2004-RN3	4.559	05/25/09	Aaa	281,505
600,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	596,479
2,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	1,988,866
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	953,491
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	1,000,006
2,000,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	1,937,954
1,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,484,283
2,189,382		CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)	6.200	02/25/30	Aaa	2,225,568
601,207		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	4.589	02/15/29	Aaa	602,011
941,369		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	952,047
3,000,000		Golden Securities Corp Series 2003-A (Class A1)	4.591	12/02/13	Aaa	3,006,094
550,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	563,650
727,426		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	736,998
8,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	4.999	11/25/34	Aa1	8,015,256
835,255		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	847,660
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.124	07/15/42	Aaa	1,984,766
2,663,759		Wachovia Loan Trust Series 2005-SD1 (Class A)	4.739	05/25/35	NR	2,663,485

		TOTAL ASSET BACKED				30,194,431

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.22%
1,250,000		Home Depot, Inc	3.750	09/15/09	Aa3	1,205,388
2,000,000		Lowe's Cos, Inc	8.250	06/01/10	A2	2,260,410

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				3,465,798

BUSINESS SERVICES - 0.03%
410,000		Cendant Corp	7.375	01/15/13	Baa1	457,157

		TOTAL BUSINESS SERVICES				457,157

CHEMICALS AND ALLIED PRODUCTS - 0.55%
280,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	327,075
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	A2	272,382
1,645,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,550,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

$ 900,000		Genentech, Inc	5.250	07/15/35	A1	$859,409
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	245,129
1,500,000		Lubrizol Corp	5.500	10/01/14	Baa3	1,506,143
830,000		Merck & Co, Inc	5.250	07/01/06	Aa3	831,096
2,900,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,895,967

		TOTAL CHEMICALS AND ALLIED PRODUCTS				8,487,691

COMMUNICATIONS - 2.20%
1,000,000		America Movil SA de CV	6.375	03/01/35	A3	983,380
16,000		AT&T Corp	6.000	03/15/09	Baa2	16,348
1,500,000		AT&T, Inc	4.125	09/15/09	A2	1,449,055
2,000,000		AT&T, Inc	5.100	09/15/14	A2	1,953,280
1,400,000		AT&T, Inc	6.150	09/15/34	A2	1,406,898
280,000		BellSouth Corp	6.875	10/15/31	A2	306,338
1,500,000	d	British Telecommunications plc	8.875	12/15/30	Baa1	2,012,595
2,500,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	2,896,868
1,500,000		Comcast Corp	5.850	11/15/15	Baa2	1,519,035
410,000		Comcast Corp	7.050	03/15/33	Baa2	442,826
1,750,000		Comcast Corp	5.650	06/15/35	Baa2	1,600,053
500,000		COX Communications, Inc	4.625	06/01/13	Baa3	465,277
1,500,000	g	COX Communications, Inc	5.450	12/15/14	Baa3	1,462,739
1,930,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa3	1,884,637
550,000		Deutsche Telekom International Finance BV	3.875	07/22/08	A3	537,078
1,410,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	1,792,030
500,000		France Telecom SA	7.750	03/01/11	A3	558,231
1,970,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	2,211,382
550,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	728,980
750,000		Sprint Capital Corp	7.625	01/30/11	Baa2	826,683
3,000,000		Sprint Capital Corp	8.375	03/15/12	Baa2	3,478,771
750,000		Telecom Italia Capital SA	4.875	10/01/10	Baa2	736,969
1,660,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,677,222
750,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	696,161
830,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	833,596
1,380,000		Verizon/New England	6.500	09/15/11	Baa1	1,422,733

		TOTAL COMMUNICATIONS				33,899,165

DEPOSITORY INSTITUTIONS - 2.94%
1,000,000		Bank of America Corp	3.375	02/17/09	Aa2	956,191
1,410,000		Bank of America Corp	4.875	01/15/13	Aa2	1,396,390
2,250,000		Bank of America Corp	4.750	08/15/13	Aa3	2,197,987
2,000,000		Bank One Corp	2.625	06/30/08	Aa3	1,894,637
1,200,000		Bank One Corp	5.900	11/15/11	A1	1,247,537
2,000,000		Bank One Corp	5.250	01/30/13	A1	2,005,861
1,100,000		Bank One NA/Chicago IL	5.500	03/26/07	Aa2	1,108,760
410,000		BB&T Corp	6.500	08/01/11	A1	439,369
1,500,000		Citigroup, Inc	4.625	08/03/10	Aa1	1,479,452
3,525,000		Citigroup, Inc	5.000	09/15/14	Aa2	3,468,793
2,550,000		Citigroup, Inc	5.875	02/22/33	Aa2	2,617,276

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING+	VALUE

$ 410,000	Golden West Financial Corp	4.750	10/01/12	A1	$402,108
750,000	HSBC Bank USA NA/New York NY	5.625	08/15/35	Aa3	732,249
550,000	JPMorgan Chase & Co	7.875	06/15/10	A1	610,095
250,000	JPMorgan Chase & Co	4.500	01/15/12	Aa3	242,166
830,000	M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	820,614
2,500,000	M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	2,448,072
650,000	MBNA America Bank NA	4.625	08/03/09	Aa1	643,074
1,100,000	Mellon Funding Corp	4.875	06/15/07	A1	1,100,319
550,000	Mellon Funding Corp	6.400	05/14/11	A2	584,981
550,000	National Westminster Bank plc/United Kingdom	7.375	10/01/09	Aa2	594,076
550,000	PNC Funding Corp	5.750	08/01/06	A2	552,672
2,250,000	Popular North America, Inc	3.875	10/01/08	A3	2,176,516
1,200,000	Regions Financial Corp/Old	6.375	05/15/12	A2	1,280,970
550,000	Suntrust Bank	7.250	09/15/06	Aa3	556,781
1,400,000	US Bancorp	4.500	07/29/10	Aa2	1,374,904
550,000	Wachovia Bank NA/Old	4.850	07/30/07	Aa2	550,206
1,500,000	Wachovia Bank NA/Old	4.800	11/01/14	Aa3	1,458,946
1,400,000	Wachovia Corp	5.250	08/01/14	A1	1,400,966
1,650,000	Washington Mutual Bank/Seattle WA	4.500	08/25/08	A2	1,633,217
5,000,000	Wells Fargo & Co	4.625	08/09/10	Aa1	4,937,319
830,000	Wells Fargo Bank NA	6.450	02/01/11	Aa1	883,720
1,650,000	Zions Bancorporation	5.500	11/16/15	Baa1	1,659,971

	TOTAL DEPOSITORY INSTITUTIONS				45,456,195

ELECTRIC, GAS, AND SANITARY SERVICES - 1.81%
229,000	American Electric Power Co, Inc	6.125	05/15/06	Baa2	230,036
1,150,000	Atmos Energy Corp	4.000	10/15/09	Baa3	1,104,492
500,000	Carolina Power & Light Co	5.700	04/01/35	A3	500,233
410,000	CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	469,125
1,650,000	Consolidated Edison Co of New York	5.375	12/15/15	A1	1,673,390
1,389,000	Consolidated Natural Gas Co	6.250	11/01/11	A3	1,465,591
500,000	Consolidated Natural Gas Co	5.000	12/01/14	A3	488,068
750,000	Consumers Energy Co	4.400	08/15/09	Baa3	728,113
1,340,000	FirstEnergy Corp	6.450	11/15/11	Baa3	1,421,002
1,500,000	Florida Power & Light Co	4.850	02/01/13	Aa3	1,483,204
1,000,000	Florida Power Corp	4.500	06/01/10	A2	980,309
550,000	FPL Group Capital, Inc	7.625	09/15/06	A2	560,013
2,000,000	KeySpan Corp	4.900	05/16/08	A3	1,999,208
2,500,000	Kinder Morgan Energy Partners Lp	5.125	11/15/14	Baa1	2,445,127
410,000	National Fuel Gas Co	5.250	03/01/13	Baa1	411,202
830,000	National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	851,310
500,000	Nisource Finance Corp	7.875	11/15/10	Baa3	554,572
1,000,000	Northern States Power-Minnesota	5.250	07/15/35	A2	950,735
500,000	Ohio Power Co	5.300	11/01/10	NR	502,980
3,000,000	Pacific Gas & Electric Co	4.200	03/01/11	Baa1	2,878,290
410,000	Public Service Co of Colorado	5.500	04/01/14	A3	421,197
250,000	Southern California Edison Co	6.000	01/15/34	A3	266,171
1,150,000	Southern California Edison Co	5.350	07/15/35	A3	1,117,959
1,100,000	Texas Eastern Transmission Lp	5.250	07/15/07	Baa2	1,103,314
340,000	TXU Electric Delivery Co	7.250	01/15/33	Baa1	398,410

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING+	VALUE

$ 1,900,000	Virginia Electric and Power Co	4.750	03/01/13	A3	$1,850,453
1,000,000	Washington Gas Light	7.310	10/30/07	A2	1,041,555

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				27,896,059

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.10%
550,000	Cooper Industries, Inc	5.250	07/01/07	A3	549,981
1,000,000	General Electric Co	5.000	02/01/13	Aaa	998,234

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,548,215

FABRICATED METAL PRODUCTS - 0.15%
280,000	CRH America, Inc	6.400	10/15/33	Baa1	305,379
2,000,000	Illinois Tool Works, Inc	5.750	03/01/09	Aa3	2,037,330

	TOTAL FABRICATED METAL PRODUCTS				2,342,709

FOOD AND KINDRED PRODUCTS - 0.45%
1,750,000	Anheuser-Busch Cos, Inc	6.000	04/15/11	A1	1,837,599
410,000	Bottling Group LLC	4.625	11/15/12	Aa3	404,189
900,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	870,989
1,100,000	Coors Brewing Co	6.375	05/15/12	Baa2	1,160,774
550,000	Kellogg Co	6.600	04/01/11	Baa1	587,738
500,000	Kraft Foods, Inc	6.500	11/01/31	A3	549,188
550,000	PepsiAmericas, Inc	4.875	01/15/15	Baa1	540,365
1,000,000	WM Wrigley Jr Co	4.650	07/15/15	A1	978,933

	TOTAL FOOD AND KINDRED PRODUCTS				6,929,775

FOOD STORES - 0.18%
1,100,000	Kroger Co	6.800	04/01/11	Baa2	1,154,523
1,000,000	Safeway, Inc	4.125	11/01/08	Baa2	968,090
550,000	Safeway, Inc	7.250	02/01/31	Baa2	590,486

	TOTAL FOOD STORES				2,713,099

FURNITURE AND FIXTURES - 0.14%
830,000	Masco Corp	4.625	08/15/07	Baa1	822,590
1,500,000	Masco Corp	4.800	06/15/15	Baa1	1,393,069

	TOTAL FURNITURE AND FIXTURES				2,215,659

GENERAL BUILDING CONTRACTORS - 0.30%
4,900,000	Centex Corp	5.250	06/15/15	Baa2	4,647,989

	TOTAL GENERAL BUILDING CONTRACTORS				4,647,989

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

GENERAL MERCHANDISE STORES - 0.45%
$ 1,000,000	g	May Department Stores Co	3.950	07/15/07	Baa1	$985,314
1,500,000		Target Corp	4.000	06/15/13	A2	1,415,674
1,380,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	1,469,920
2,000,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	1,935,336
1,150,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	1,110,918

		TOTAL GENERAL MERCHANDISE STORES				6,917,162

HEALTH SERVICES - 0.07%
1,000,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	1,012,569

		TOTAL HEALTH SERVICES				1,012,569

HOLDING AND OTHER INVESTMENT OFFICES - 0.44%
410,000		Boston Properties Lp	6.250	01/15/13	Baa2	431,661
750,000		Colonial Properties Trust	6.250	06/15/14	Baa3	775,355
410,000		Greenpoint Financial Corp	3.200	06/06/08	A2	392,467
1,000,000		Health Care REIT, Inc	6.200	06/01/16	Baa3	1,003,041
2,000,000		iStar Financial, Inc	5.150	03/01/12	Baa3	1,941,008
750,000	g	iStar Financial, Inc	5.700	03/01/14	Baa3	741,761
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	489,916
1,000,000		Simon Property Group Lp	5.375	06/01/11	Baa1	1,003,324

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				6,778,533

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.37%
650,000		Caterpillar Financial Services Corp	5.050	12/01/10	A2	652,745
1,385,000		Dover Corp	6.500	02/15/11	A2	1,478,931
1,500,000		Dover Corp	4.875	10/15/15	A2	1,475,349
1,250,000		Hewlett-Packard Co	6.500	07/01/12	A3	1,346,563
750,000		International Business Machines Corp	6.220	08/01/27	A1	819,446

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				5,773,034

INSTRUMENTS AND RELATED PRODUCTS - 0.13%
410,000		Johnson & Johnson	3.800	05/15/13	Aaa	386,745
900,000	g	Medtronic, Inc	4.750	09/15/15	A1	874,096
750,000		Thermo Electron Corp	5.000	06/01/15	Baa1	723,264

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,984,105

INSURANCE CARRIERS - 0.79%
500,000		Allstate Corp	5.000	08/15/14	A1	493,460
2,000,000		American International Group, Inc	5.050	10/01/15	Aa2	1,963,749
1,000,000		ING Groep NV	5.775	12/01/49	A2	1,016,261
2,000,000		International Lease Finance Corp	5.125	11/01/10	A1	1,990,782

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

$ 1,150,000		Metlife, Inc	5.000	06/15/15	A2	$1,128,822
750,000		Metlife, Inc	5.700	06/15/35	A2	749,705
1,500,000	g	Pricoa Global Funding I	4.625	06/25/12	NR	1,461,140
2,000,000		UnitedHealth Group, Inc	3.300	01/30/08	A2	1,943,071
500,000		WellPoint, Inc	3.500	09/01/07	Baa1	487,744
1,000,000		WellPoint, Inc	4.250	12/15/09	Baa1	974,360

		TOTAL INSURANCE CARRIERS				12,209,094

METAL MINING - 0.15%
500,000		Barrick Gold Corp	5.800	11/15/34	Baa1	487,253
500,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	484,422
900,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	871,925
550,000		Falconbridge Ltd/Old	5.375	06/01/15	Baa3	531,676

		TOTAL METAL MINING				2,375,276

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
830,000		Harsco Corp	5.125	09/15/13	A3	829,085
500,000	d	Tyco International Group SA	5.800	08/01/06	Baa3	502,092
410,000		Tyco International Group SA	6.000	11/15/13	Baa3	417,443

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,748,620

MISCELLANEOUS RETAIL - 0.06%
1,000,000	g	CVS Corp	4.875	09/15/14	A3	964,562

		TOTAL MISCELLANEOUS RETAIL				964,562

MOTION PICTURES - 0.36%
1,950,000		Historic TW, Inc	6.625	05/15/29	Baa1	1,945,768
500,000		News America, Inc	7.625	11/30/28	Baa2	567,000
1,000,000		News America, Inc	6.200	12/15/34	Baa2	990,330
1,350,000		Time Warner, Inc	6.875	05/01/12	Baa1	1,437,682
550,000		Walt Disney Co	5.500	12/29/06	Baa1	552,621

		TOTAL MOTION PICTURES				5,493,401

NONDEPOSITORY INSTITUTIONS - 2.49%
2,000,000		American Honda Finance Corp	5.125	12/15/10	A1	2,006,020
1,500,000		Capital One Financial Corp	5.500	06/01/15	Baa1	1,490,225
2,000,000		CIT Group, Inc	4.750	08/15/08	A2	1,988,147
1,000,000		CIT Group, Inc	5.200	11/03/10	A2	1,002,409
500,000		CIT Group, Inc	5.125	09/30/14	A2	492,207
500,000		Countrywide Home Loans, Inc	4.000	03/22/11	A3	470,171
750,000		Ford Motor Credit Co	5.800	01/12/09	Baa3	652,500
2,750,000		Ford Motor Credit Co	5.700	01/15/10	Baa3	2,337,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

$ 1,000,000		Ford Motor Credit Co	7.375	02/01/11	Baa3	$877,500
1,000,000	d	General Electric Capital Corp	4.125	03/04/08	Aaa	985,923
1,500,000		General Electric Capital Corp	3.500	05/01/08	Aaa	1,456,991
1,500,000		General Electric Capital Corp	3.250	06/15/09	Aaa	1,425,308
2,750,000		General Electric Capital Corp	4.375	11/21/11	Aaa	2,671,028
3,400,000		General Electric Capital Corp	5.875	02/15/12	Aaa	3,556,984
500,000		HSBC Capital Funding Lp/Jersey Channel Islands	4.610	06/30/15	A1	471,546
1,000,000		HSBC Finance Capital Trust IX	5.911	11/30/35	A2	1,011,281
3,000,000		HSBC Finance Corp	4.125	11/16/09	A1	2,898,028
2,000,000		HSBC Finance Corp	4.750	04/15/10	A1	1,968,553
2,280,000		HSBC Finance Corp	4.750	07/15/13	A1	2,207,076
2,500,000		HSBC Finance Corp	5.250	04/15/15	A1	2,478,211
2,150,000		HSBC Finance Corp	5.000	06/30/15	A1	2,089,980
1,370,000		John Deere Capital Corp	3.625	05/25/07	A3	1,346,262
410,000		MBNA America Bank NA	5.375	01/15/08	Aa1	413,871
500,000	g	Rabobank Capital Funding Trust	5.254	12/31/49	Aa2	490,264
650,000		Residential Capital Corp	6.125	11/21/08	Baa3	652,217
410,000		SLM Corp	4.000	01/15/09	A2	398,659
690,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	658,527

		TOTAL NONDEPOSITORY INSTITUTIONS				38,497,388

OIL AND GAS EXTRACTION - 0.85%
1,380,000		Burlington Resources Finance Co	6.400	08/15/11	A3	1,478,035
1,650,000		Burlington Resources Finance Co	7.200	08/15/31	A3	2,037,450
1,650,000		Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	1,663,161
1,000,000		Conoco Funding Co	6.350	10/15/11	A1	1,071,228
830,000		Devon Energy Corp	2.750	08/01/06	Baa2	818,749
750,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	807,525
410,000		Equitable Resources, Inc	5.150	11/15/12	A2	414,791
500,000		Nexen, Inc	5.050	11/20/13	Baa2	495,513
1,100,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	1,087,954
500,000		PC Financial Partnership	5.000	11/15/14	Baa2	490,180
1,000,000	g	Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	992,970
1,150,000		Petro-Canada	5.950	05/15/35	Baa2	1,162,303
550,000		XTO Energy, Inc	5.300	06/30/15	Baa3	550,437

		TOTAL OIL AND GAS EXTRACTION				13,070,296

OTHER MORTGAGE BACKED SECURITIES - 3.07%
3,310,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	NR	3,316,167
650,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	651,264
2,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	NR	1,985,322
6,000,000	d	Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	5,908,212
1,068,014		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	NR	1,074,039
1,660,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,660,911
2,000,000		Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.464	12/11/40	NR	2,033,548
1,500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	1,463,859
2,940,045		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	2,913,227
10,000,000	d	LB-UBS Commercial Mortgage Trust Series 2004-C7 (Class A6)	4.786	10/15/29	Aaa	9,734,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

$ 230,310		Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	$226,208
1,300,000	v	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	1,307,090
2,000,000		Greenwich Capital Commercial Funding Corp Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	2,018,778
2,210,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	2,225,256
1,300,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	1,273,579
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	NR	1,961,642
3,654,291		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	NR	3,660,003
1,100,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	1,092,264
2,967,488	v	Washington Mutual, Inc Series 2005-AR15 (Class A1A1)	4.639	11/25/45	Aaa	2,966,562

		TOTAL OTHER MORTGAGE BACKED SECURITIES				47,472,361

PAPER AND ALLIED PRODUCTS - 0.27%
1,000,000		Bemis Co	4.875	04/01/12	Baa1	975,524
1,660,000		Kimberly-Clark Corp	7.100	08/01/07	Aa2	1,715,086
1,500,000	g	Sappi Papier Holding AG	6.750	06/15/12	Baa3	1,432,511

		TOTAL PAPER AND ALLIED PRODUCTS				4,123,121

PETROLEUM AND COAL PRODUCTS - 0.09%
550,000		ConocoPhillips	5.900	10/15/32	A1	590,896
900,000	g	PTT PCL	5.875	08/03/35	A2	866,885

		TOTAL PETROLEUM AND COAL PRODUCTS				1,457,781

PIPELINES, EXCEPT NATURAL GAS - 0.35%
1,000,000		Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	964,409
400,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	392,866
500,000		Enterprise Products Operating Lp	4.950	06/01/10	Baa3	490,253
750,000		Enterprise Products Operating Lp	5.600	10/15/14	Baa3	747,912
750,000		Enterprise Products Operating Lp	5.000	03/01/15	Baa3	714,958
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	545,015
1,000,000	g	Plains All American Pipeline Lp/PAA Finance Corp	4.750	08/15/09	Baa3	982,968
550,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	517,768

		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,356,149

PRIMARY METAL INDUSTRIES - 0.14%
500,000		Alcoa, Inc	6.500	06/01/11	A2	533,182
1,150,000		Alcan, Inc	5.000	06/01/15	Baa1	1,117,229
500,000		Alcan, Inc	6.125	12/15/33	Baa1	513,731

		TOTAL PRIMARY METAL INDUSTRIES				2,164,142

PRINTING AND PUBLISHING - 0.12%
1,700,000		CBS Corp	7.700	07/30/10	Baa3	1,843,695

		TOTAL PRINTING AND PUBLISHING				1,843,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

RAILROAD TRANSPORTATION - 0.18%
$ 1,000,000		Burlington Northern Santa Fe Corp	5.900	07/01/12	Baa2	$1,047,210
550,000		Canadian National Railway Co	4.400	03/15/13	A3	529,261
263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	262,903
287,000		Norfolk Southern Corp	7.250	02/15/31	Baa1	349,417
500,000		Union Pacific Corp	6.500	04/15/12	Baa2	537,787

		TOTAL RAILROAD TRANSPORTATION				2,726,578

SECURITY AND COMMODITY BROKERS - 1.51%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	1,544,151
2,150,000		Credit Suisse First Boston USA, Inc	4.875	08/15/10	Aa3	2,132,673
650,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	635,337
650,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	659,558
1,100,000		Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	1,105,573
3,200,000		Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	3,143,415
1,900,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	2,050,194
900,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	890,424
1,000,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	987,582
2,000,000		Morgan Stanley	4.000	01/15/10	Aa3	1,923,290
3,250,000		Morgan Stanley	5.300	03/01/13	Aa3	3,257,581
4,637,285	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,933,839

		TOTAL SECURITY AND COMMODITY BROKERS				23,263,617

TRANSPORTATION EQUIPMENT - 0.61%
1,000,000		DaimlerChrysler NA Holding Corp	4.875	06/15/10	A3	975,515
410,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	A3	428,709
830,000		DaimlerChrysler NA Holding Corp	8.500	01/18/31	A3	1,005,196
500,000		General Dynamics Corp	3.000	05/15/08	A2	479,362
550,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	748,553
410,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	520,667
3,550,000		United Technologies Corp	4.875	11/01/06	A2	3,558,641
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,172,874
500,000		United Technologies Corp	5.400	05/01/35	A2	498,314

		TOTAL TRANSPORTATION EQUIPMENT				9,387,831

WHOLESALE TRADE-NONDURABLE GOODS - 0.16%
2,500,000		Sysco Corp	5.375	09/21/35	A1	2,467,789

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,467,789

		TOTAL CORPORATE BONDS				368,488,492
		(Cost $380,764,997)

GOVERNMENT BONDS - 72.67%

AGENCY SECURITIES - 20.49%
4,000,000		Cal Dive International, Inc	4.930	02/01/27	NR	3,954,320

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

$ 16,020,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	$15,770,889
2,500,000		FFCB	3.375	07/15/08	Aaa	2,423,948
6,550,000		FFCB	3.875	01/12/09	Aaa	6,396,874
2,500,000		FFCB	4.125	04/15/09	Aaa	2,456,471
4,000,000		FFCB	4.700	08/10/15	Aaa	3,958,904
8,000,000		FFCB	4.875	12/16/15	Aaa	8,031,007
4,250,000		Federal Home Loan Bank (FHLB)	2.500	04/20/09	Aaa	4,222,549
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.550	11/15/07	Aaa	14,678,210
2,665,000		FHLMC	3.500	03/24/08	Aaa	2,594,773
1,820,000		FHLMC	5.750	04/15/08	Aaa	1,861,947
6,500,000		FHLMC	3.600	05/22/08	Aaa	6,334,580
5,000,000		FHLMC	3.875	06/15/08	Aaa	4,908,560
4,000,000		FHLMC	4.625	09/15/08	Aaa	3,970,951
1,500,000		FHLMC	3.750	02/27/09	Aaa	1,450,032
33,000,000		FHLMC	7.000	03/15/10	Aaa	35,811,656
4,146,000		FHLMC	4.125	07/12/10	Aaa	4,041,297
3,200,000		FHLMC	4.750	01/18/11	Aaa	3,200,556
20,248,000		FHLMC	5.875	03/21/11	Aa2	21,075,491
3,870,000		FHLMC	6.375	08/01/11	Aa2	3,898,347
10,000,000		FHLMC	6.250	03/05/12	Aa2	10,157,368
1,000,000		FHLMC	4.375	07/17/15	Aaa	966,520
6,000,000	d	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	5,893,530
20,000,000		FNMA	3.875	05/15/07	Aaa	19,789,584
2,750,000		FNMA	3.375	05/15/07	Aaa	2,697,546
11,000,000		FNMA	4.000	05/23/07	Aaa	10,871,683
4,000,000		FNMA	3.750	08/15/07	Aaa	3,937,928
8,000,000		FNMA	4.625	01/15/08	Aaa	7,994,315
3,375,000		FNMA	4.450	04/11/08	Aaa	3,374,865
9,000,000		FNMA	4.125	06/16/08	Aaa	8,865,761
3,000,000	d	FNMA	3.375	12/15/08	Aaa	2,893,510
10,000,000		FNMA	3.660	02/25/09	Aaa	9,667,730
46,000,000	d	FNMA	7.125	06/15/10	Aaa	50,331,567
5,000,000		FNMA	6.625	11/15/10	Aaa	5,400,717
2,000,000		FNMA	4.125	01/30/12	Aaa	1,913,484
10,000,000		FNMA	5.250	08/01/12	Aa2	10,106,728
5,000,000		FNMA	6.470	09/25/12	Aaa	5,457,580
1,000,000	d	FNMA	6.210	08/06/38	Aaa	1,190,805
2,000,000		Private Export Funding Corp	5.340	03/15/06	Aaa	2,002,640
1,750,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,709,278

		TOTAL AGENCY SECURITIES				316,264,501

FOREIGN GOVERNMENT BONDS - 3.16%
1,500,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,468,123
280,000		Canada Government International Bond	6.750	08/28/06	Aaa	283,781
2,500,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	2,510,380
410,000		Chile Government International Bond	5.500	01/15/13	Baa1	420,332
1,650,000		China Development Bank	5.000	10/15/15	A2	1,616,257
900,000		Development Bank of Japan	4.250	06/09/15	Aaa	863,468
6,000,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	5,858,063
6,000,000		Eksportfinans A/S	4.750	12/15/08	NR	6,004,049

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

$ 750,000		European Investment Bank	4.000	03/03/10	Aaa	$731,625
2,500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	2,440,345
280,000		Inter-American Development Bank	6.125	03/08/06	Aaa	280,719
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	489,249
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	2,915,493
2,000,000		Italy Government International Bond	4.500	01/21/15	NR	1,939,267
410,000		Korea Development Bank	5.750	09/10/13	A3	424,641
410,000		Mexico Government International Bond	6.375	01/16/13	Baa1	435,830
966,000		Mexico Government International Bond	5.875	01/15/14	Baa1	1,001,259
550,000		Mexico Government International Bond	8.300	08/15/31	Baa1	703,785
1,500,000		Mexico Government International Bond	6.750	09/27/34	Baa1	1,635,000
5,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	4,960,998
2,500,000		Province of Ontario	2.650	12/15/06	Aa2	2,453,705
550,000		Province of Ontario	5.500	10/01/08	Aa2	561,017
1,500,000		Province of Ontario	4.500	02/03/15	Aa2	1,466,113
1,380,000		Province of Quebec Canada	5.000	07/17/09	A1	1,391,036
1,800,000		Province of Quebec Canada	4.600	05/26/15	A1	1,757,078
1,380,000		Province of Quebec Canada	7.500	09/15/29	A1	1,811,165
2,000,000		Province of Saskatchewan Canada	7.375	07/15/13	Aa2	2,330,861

		TOTAL FOREIGN GOVERNMENT BONDS				48,753,639

MORTGAGE BACKED SECURITIES - 33.87%
12,105,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	04/15/07		11,967,141
6,000,000		FHLMC	3.500	04/28/08		5,838,102
5,384,000		FHLMC	6.875	09/15/10		5,860,029
2,390,344		FHLMC	6.000	04/15/30		2,396,538
2,012,307		FHLMC	6.000	12/15/30		2,040,844
132,220		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		138,859
9,385		FGLMC	7.500	05/01/16		9,857
11,822		FGLMC	7.500	06/01/16		12,417
2,331,167		FGLMC	5.000	05/01/18		2,311,260
2,316,579		FGLMC	5.000	06/01/18		2,296,796
5,079,511		FGLMC	4.500	09/01/18		4,954,143
5,312,366		FGLMC	4.500	01/01/19		5,177,336
8,930,340		FGLMC	4.500	05/01/19		8,703,349
6,542,453		FGLMC	5.000	05/01/20		6,477,872
123,763		FGLMC	7.000	10/01/20		129,331
16,227		FGLMC	6.500	10/01/28		16,698
180,326	d	FGLMC	6.500	01/01/29		185,559
29,197		FGLMC	6.500	03/01/29		30,045
128,084		FGLMC	6.500	07/01/29		131,753
49,265		FGLMC	8.000	01/01/31		52,543
204,942	d	FGLMC	6.500	09/01/31		210,450
212,930		FGLMC	8.000	09/01/31		227,012
27,469		FGLMC	7.000	10/01/31		28,619
1,684,828		FGLMC	7.000	12/01/31		1,755,239
6,452,244		FGLMC	6.000	03/01/33		6,527,852
2,005,178		FGLMC	6.000	03/01/33		2,028,675
1,264,314		FGLMC	6.000	03/01/33		1,278,428
3,385,346		FGLMC	5.500	09/01/33		3,362,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 3,727,170		FGLMC	5.500	09/01/33	$3,702,087
2,775,527		FGLMC	5.500	09/01/33	2,756,848
3,753,920		FGLMC	6.000	09/01/33	3,795,825
7,017,273		FGLMC	5.000	09/01/33	6,818,067
4,222,879		FGLMC	5.500	10/01/33	4,194,460
1,165,232		FGLMC	6.000	11/01/33	1,178,240
959,297		FGLMC	6.500	11/01/33	983,315
13,468,008		FGLMC	5.500	12/01/33	13,380,305
11,179,679		FGLMC	5.000	01/01/34	10,862,310
1,842,066		FGLMC	5.500	12/01/34	1,826,962
8,639,285		FGLMC	4.500	04/01/35	8,145,913
4,140,997		FGLMC	6.000	05/01/35	4,182,838
3,712,513		FGLMC	6.000	07/01/35	3,750,025
949,673	h	FGLMC	5.000	07/01/35	919,402
2,911,509		FGLMC	6.000	08/01/35	2,940,927
3,000,000	h	Federal National Mortgage Association (FNMA)	4.000	02/16/06	2,863,125
2,900,103		FNMA	4.440	07/01/13	2,801,375
3,685,809		FNMA	4.735	10/01/13	3,623,564
3,376,455		FNMA	4.772	02/01/14	3,329,121
15,514,526		FNMA	4.804	03/01/16	15,359,607
10,455,657		FNMA	6.000	02/01/34	10,564,825
14,981,754		FNMA	5.500	09/01/34	14,849,391
3,222,405		FNMA	5.500	09/01/34	3,193,935
6,695,582		FNMA	5.500	04/01/35	6,631,419
3,217,113		FNMA	5.500	05/01/35	3,186,284
158,856		FNMA	5.000	06/01/13	158,426
83,356		FNMA	6.000	09/01/13	85,176
66,890		FNMA	6.500	12/01/13	68,815
39,062		FNMA	6.000	06/01/14	39,930
8,170		FNMA	6.500	07/01/14	8,406
6,896,778		FNMA	4.640	11/01/14	6,718,476
143,238		FNMA	6.500	10/01/16	147,355
1,065,129	d	FNMA	6.500	11/01/16	1,095,737
774,943	d	FNMA	6.500	04/01/17	796,201
999,143		FNMA	6.000	11/01/17	1,021,336
760,833		FNMA	6.000	02/01/18	777,715
26,000,000	h	FNMA	5.500	02/25/18	26,130,000
792,768		FNMA	5.500	04/01/18	798,032
215,953		FNMA	5.500	05/01/18	217,387
3,172,988		FNMA	4.500	10/01/18	3,094,670
7,058,687	d	FNMA	5.000	11/01/18	6,993,310
487,267		FNMA	6.000	01/01/19	496,622
35,000,000	h	FNMA	4.500	02/25/19	34,037,500
768,171		FNMA	4.500	05/01/19	748,635
1,525,521		FNMA	5.000	11/01/23	1,493,072
1,368,635		FNMA	5.500	02/01/24	1,368,906
7,511		FNMA	8.000	07/01/24	8,021
785,748		FNMA	5.500	07/01/24	784,706
9,713,594		FNMA	5.000	03/01/25	9,497,059
4,537		FNMA	7.500	01/01/29	4,765
14,018		FNMA	6.500	04/01/29	14,437
18,106		FNMA	7.500	07/01/29	18,989

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 3,884		FNMA	7.500	07/01/29	$4,074
9,577		FNMA	7.500	02/01/31	10,037
32,612		FNMA	7.500	03/01/31	34,179
11,415		FNMA	7.500	05/01/31	11,963
248,119		FNMA	6.500	06/01/31	255,049
29,033		FNMA	6.500	09/01/31	29,844
27,634		FNMA	6.500	10/01/31	28,406
176,178		FNMA	6.500	11/01/31	181,099
318,350		FNMA	6.000	01/01/32	322,103
11,000,000	h	FNMA	6.500	02/25/32	11,271,568
869,285		FNMA	5.000	02/01/33	845,311
4,921,190		FNMA	5.000	02/01/33	4,787,914
1,217,756		FNMA	5.500	07/01/33	1,208,827
2,370,711		FNMA	4.500	08/01/33	2,241,069
1,999,838		FNMA	5.000	08/01/33	1,944,685
1,659,678		FNMA	5.500	09/01/33	1,647,508
2,296,967		FNMA	5.500	09/01/33	2,280,124
4,128,260		FNMA	4.500	10/01/33	3,902,506
2,291,782		FNMA	5.000	10/01/33	2,228,578
2,233,519		FNMA	5.000	10/01/33	2,171,922
5,599,604		FNMA	5.500	10/01/33	5,558,542
4,730,415		FNMA	5.500	10/01/33	4,695,727
8,546,108	d	FNMA	5.500	10/01/33	8,483,440
9,169,552		FNMA	5.000	11/01/33	8,916,665
6,275,218	d	FNMA	5.500	12/01/33	6,229,202
2,224,788		FNMA	6.000	01/01/34	2,248,017
1,130,738		FNMA	5.000	03/01/34	1,099,554
2,262,365		FNMA	5.000	03/01/34	2,199,971
833,614		FNMA	5.000	03/01/34	810,624
742,169		FNMA	5.000	03/01/34	721,701
5,880,001		FNMA	4.350	03/25/34	5,641,597
6,237,662		FNMA	5.000	04/01/34	6,056,103
544,827		FNMA	6.500	07/01/34	558,945
1,811,452		FNMA	6.500	08/01/34	1,858,391
1,824,436		FNMA	6.000	11/01/34	1,841,687
7,188,655		FNMA	5.000	12/01/34	6,979,415
1,879,084		FNMA	5.500	01/01/35	1,862,483
4,434,138		FNMA	5.500	02/01/35	4,394,963
6,304,455		FNMA	5.500	02/01/35	6,248,756
13,000,000	h	FNMA	5.000	02/25/35	12,585,625
17,877,285		FNMA	5.000	02/25/35	17,708,685
22,000,000	h	FNMA	6.000	02/25/35	22,171,864
4,692,636		FNMA	6.000	05/01/35	4,737,118
497,312		FNMA	7.500	06/01/35	520,883
9,920,709		FNMA	5.000	10/01/35	9,612,751
2,520,423		Freddie Mac Reference REMIC	5.125	10/15/15	2,502,387
5,000,000	h	Government National Mortgage Association (GNMA)	5.000	01/23/06	4,932,810
10,000,000	h	GNMA	5.500	01/23/06	10,059,380
896		GNMA	7.000	01/15/28	942
5,200		GNMA	7.000	02/15/28	5,466
17,171		GNMA	6.500	05/15/28	17,980
2,898		GNMA	7.000	06/15/28	3,046

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 5,782		GNMA	7.000	06/15/28	$6,077
121,218		GNMA	6.500	09/15/28	126,926
22,461		GNMA	6.500	09/15/28	23,520
11,785		GNMA	7.500	11/15/28	12,408
53,971		GNMA	6.500	11/15/28	56,513
23,447		GNMA	7.500	07/15/29	24,673
5,822		GNMA	8.500	07/15/30	6,285
3,173		GNMA	8.500	07/15/30	3,425
51,659		GNMA	8.500	10/15/30	55,764
76,835		GNMA	8.500	10/20/30	82,632
8,116		GNMA	8.500	11/15/30	8,762
9,540		GNMA	8.500	12/15/30	10,298
16,287		GNMA	7.000	06/20/31	16,989
55,018		GNMA	7.000	07/15/31	57,764
56,102		GNMA	7.000	07/15/31	58,902
44,054		GNMA	6.500	07/15/31	46,045
133,216		GNMA	7.500	02/15/32	140,086
6,392		GNMA	6.500	03/15/33	6,678
4,991,086		GNMA	5.500	09/15/33	5,030,316
14,062,798		GNMA	5.000	03/20/35	13,829,919

		TOTAL MORTGAGE BACKED SECURITIES			522,888,632

U.S. TREASURY SECURITIES - 15.15%
76,400,000		United States Treasury Bond	8.000	11/15/21	105,286,838
14,482,000		United States Treasury Bond	5.375	02/15/31	16,276,463
7,287,360	k	United States Treasury Inflation Indexed Bond	3.875	01/15/09	7,663,096
2,102,847	k	United States Treasury Inflation Indexed Bond	0.875	04/15/10	1,999,660
425,000		United States Treasury Note	4.625	05/15/06	425,433
1,200,000		United States Treasury Note	7.000	07/15/06	1,215,984
24,390,000		United States Treasury Note	2.375	08/15/06	24,090,002
450,000		United States Treasury Note	2.500	09/30/06	443,655
21,925,000	d	United States Treasury Note	2.625	11/15/06	21,588,450
550,000		United States Treasury Note	2.875	11/30/06	542,350
1,140,000		United States Treasury Note	3.000	12/31/06	1,123,926
1,650,000		United States Treasury Note	2.250	02/15/07	1,610,647
19,000,000		United States Treasury Note	3.625	04/30/07	18,803,731
1,900,000		United States Treasury Note	2.750	08/15/07	1,851,094
6,020,000		United States Treasury Note	4.000	09/30/07	5,978,703
700,000		United States Treasury Note	4.250	10/31/07	698,033
15,900,000		United States Treasury Note	4.250	11/30/07	15,855,480
700,000		United States Treasury Note	3.375	02/15/08	685,657
4,000,000		United States Treasury Note	3.125	09/15/08	3,873,080
420,000		United States Treasury Note	4.375	11/15/08	420,130
1,900,000		United States Treasury Note	4.250	10/15/10	1,890,690
650,000		United States Treasury Note	5.000	02/15/11	669,728
850,000		United States Treasury Note	4.500	11/15/15	857,438

		TOTAL U.S. TREASURY SECURITIES			233,850,268

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

		TOTAL GOVERNMENT BONDS			$1,121,757,040
		(Cost $1,122,550,083)

		TOTAL BONDS			1,490,245,532
		(Cost $1,503,315,080)

SHORT-TERM INVESTMENTS - 10.54%

COMMERICAL PAPER - 4.15%
$ 2,960,000		ABN Amro North America Finance, Inc	4.250	01/19/06	2,954,346
5,000,000		Corporate Asset Funding Corp, Inc	4.270	01/13/06	4,993,900
5,000,000	c,d	Danske Corp	4.330	02/13/06	4,975,500
1,860,000	c	Edison Asset Securitization, LLC	4.420	04/07/06	1,838,182
5,000,000		Goldman Sachs Group, Inc	4.330	01/09/06	4,996,400
4,400,000	c	Govco, Inc	4.230	01/25/06	4,388,296
5,000,000		Greyhawk Funding LLC	4.280	01/05/06	4,998,750
5,000,000		Kitty Hawk Funding Corp	4.300	01/17/06	4,991,450
5,000,000		Morgan Stanley Dean Witter	4.370	01/04/06	4,999,400
5,000,000		Rabobank USA Finance Corp	4.280	01/05/06	4,998,800
5,000,000		Ranger Funding Co LLC	4.290	01/17/06	4,991,450
5,000,000	c	Sheffield Receivables Corp	4.300	01/17/06	4,991,450
5,000,000		Societe Generale North America, Inc	4.270	01/03/06	5,000,000
5,000,000		Yorktown Capital, LLC	4.350	01/06/06	4,998,150

		TOTAL COMMERICAL PAPER			64,116,074

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.39%
24,450,000		Federal Home Loan Bank (FHLB)	3.400	01/03/06	24,440,899
10,051,000		FHLB	4.100	01/20/06	10,031,401
8,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.910	01/03/06	8,000,000
20,000,000	d	FHLMC	4.070	01/30/06	19,938,000
21,340,000		FHLMC	4.210	01/31/06	21,271,499
15,000,000		Federal National Mortgage Association (FNMA)	3.350	01/03/06	15,000,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			98,681,799

		TOTAL SHORT-TERM INVESTMENTS			162,797,873
		(Cost $162,769,256)

		TOTAL PORTFOLIO - 107.08%			1,653,043,405
		(Cost $1,666,084,336)

		OTHER ASSETS & LIABILITIES, NET - (7.08)%			(109,325,337)

		NET ASSETS -100.00%			$1,543,718,068

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2005, the value of these securities amounted to $21,390,498 or 1.39% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited).

ABBREVIATION:
NR - Not Rated

For ease of presentation,we have grouped a number of industry classification categories together in the
Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

GOVERNMENT BONDS - 98.72%
U.S. TREASURY SECURITIES - 98.72%
$ 21,957,220	k	United States Treasury Inflation Indexed Bonds	3.375%	01/15/07	$22,128,706
23,222,387	k	United States Treasury Inflation Indexed Bonds	3.625	01/15/08	23,853,804
21,904,508	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	23,033,905
15,704,563	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	17,027,202
37,693,533	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	35,843,912
15,953,722	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	17,057,082
8,744,169	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	9,404,092
30,005,464	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	31,742,481
27,834,101	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	27,466,691
28,739,555	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	28,598,157
26,143,094	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	26,020,483
25,713,990	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	24,791,887
22,733,801	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	22,371,425
34,258,345	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	36,077,806
22,783,059	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	29,450,750
26,468,277	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	35,781,670
7,030,462	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	9,165,404

		TOTAL U.S. TREASURY SECURITIES			419,815,457

		TOTAL GOVERNMENT BONDS			419,815,457
		(Cost $421,646,567)

SHORT-TERM INVESTMENTS - 0.74%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
3,130,000		Federal Home Loan Bank (FHLB)	3.400	01/03/06	3,128,835

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,128,835

		TOTAL SHORT-TERM INVESTMENTS			3,128,835
		(Cost $3,129,409)

		TOTAL PORTFOLIO - 99.46%			422,944,292
		(Cost $424,775,976)

		OTHER ASSETS & LIABILITIES, NET - 0.54%			2,311,321

		NET ASSETS- 100.00%			$425,255,613

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.33%

CERTIFICATES OF DEPOSIT - 6.73%
$ 2,000,000		American Express Centurion Bank	4.130%	01/23/06	$2,000,012
2,355,000		Barclays Bank, plc	4.420	03/14/06	2,355,047
5,000,000		Regions Bank (Alabama)	4.150	01/10/06	5,000,000
1,500,000		Wells Fargo	4.300	01/27/06	1,500,000
3,500,000		Wells Fargo	4.320	02/09/06	3,500,000

		TOTAL CERTIFICATES OF DEPOSIT			14,355,059

COMMERCIAL PAPER - 87.22%
4,290,000		American Honda Finance Corp	4.060	01/18/06	4,281,775
2,060,000		American Honda Finance Corp	4.120	01/26/06	2,054,106
2,000,000	c	Atlantis One Funding Corp	4.040	01/17/06	1,996,409
1,415,000	c	Atlantis One Funding Corp	4.140	01/24/06	1,411,257
1,400,000		Barclays U.S. Funding Co	4.320	02/10/06	1,393,280
900,000	c	Beta Finance, Inc	4.140	01/12/06	898,856
1,000,000	c	Beta Finance, Inc	4.070	01/17/06	998,191
1,000,000	c	Beta Finance, Inc	3.870	01/20/06	997,958
1,000,000	c	Beta Finance, Inc	4.170	02/02/06	996,293
1,215,000	c	Corporate Asset Funding Corp, Inc	4.350	02/16/06	1,208,247
2,000,000	c	CC (USA), Inc	4.040	01/11/06	1,997,756
500,000	c	CC (USA), Inc	3.890	02/15/06	497,569
1,525,000		Caylon North America, Inc	4.220	02/08/06	1,518,207
3,110,000	c	Ciesco Lp	4.280	01/23/06	3,101,866
3,400,000	c	Ciesco Lp	4.350	02/16/06	3,381,102
4,200,000		Concentrate Manufacturing Co	4.240	01/12/06	4,194,559
2,000,000	c	Danske Corp	4.330	02/13/06	1,989,656
2,000,000		Danske Corp	4.030	02/06/06	1,991,420
2,000,000	c	Dorada Finance, Inc	3.900	01/23/06	1,995,233
2,130,000	c	Dorada Finance, Inc	4.300	02/27/06	2,115,431
1,000,000	c	Edison Asset Securitization, LLC	4.190	01/17/06	998,138
3,000,000	c	Edison Asset Securitization, LLC	1.720	02/22/06	2,981,107
925,000	c	Edison Asset Securitization, LLC	1.850	02/08/06	920,762
1,995,000	c	Edison Asset Securitization, LLC	4.370	03/13/06	1,977,609
2,000,000		Fcar Owner Trust I	4.270	01/13/06	1,997,153
1,000,000		Fcar Owner Trust I	4.340	02/08/06	995,419
1,890,000		General Electric Capital Corp	4.090	01/19/06	1,886,135
1,000,000		General Electric Capital Corp	4.330	02/10/06	995,189
2,000,000		General Electric Capital Corp	1.780	03/13/06	1,982,763
1,000,000		General Electric Capital Corp	4.520	06/28/06	977,651
1,000,000		Goldman Sachs Group, Lp	4.270	02/23/06	993,714
500,000	c	Govco, Inc	2.280	01/18/06	499,050
2,970,000	c	Govco, Inc	4.120	01/25/06	2,961,842
1,225,000	c	Govco, Inc	4.020	01/09/06	1,223,900
1,950,000	c	Govco, Inc	4.390	03/14/06	1,932,879
1,000,000	c	Grampian Funding LLC	4.110	01/26/06	997,146
5,000,000	c	Grampian Funding LLC	3.740	01/09/06	4,995,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 1,000,000	c	Grampian Funding LLC	4.040	02/01/06	$996,521
1,020,000	c	Greyhawk Funding LLC	4.200	01/18/06	1,017,967
2,262,000	c	Greyhawk Funding LLC	4.310	01/30/06	2,254,146
2,180,000	c	Greyhawk Funding LLC	4.210	02/06/06	2,170,822
1,100,000		HBOS Treasury Services plc	4.270	02/21/06	1,093,252
2,955,000		HBOS Treasury Services plc	4.220	02/03/06	2,943,569
2,000,000		HBOS Treasury Services plc	4.350	03/28/06	1,979,217
4,090,000		HSBC Finance Corp	4.150	01/30/06	4,076,327
2,500,000		HSBC Finance Corp	4.290	02/28/06	2,482,721
4,765,000	c	Harley-Davidson Funding Corp	4.260	02/01/06	4,747,520
1,820,000	c	Harley-Davidson Funding Corp	4.300	02/09/06	1,811,522
4,000,000	c	Harrier Finance Funding LLC	4.200	02/15/06	3,979,000
2,000,000	c	IBM Capital, Inc	4.340	03/08/06	1,984,465
3,265,000	c	Kimberly-Clark Worldwide, Inc	4.240	01/19/06	3,258,078
1,000,000	c	Kitty Hawk Funding Corp	4.220	01/20/06	997,773
3,000,000	c	Links Finance LLC	4.380	03/08/06	2,975,910
3,000,000		Nestle Capital Corp	4.220	02/02/06	2,988,925
1,675,000		Paccar Financial Corp	4.250	02/23/06	1,664,520
2,510,000		Paccar Financial Corp	4.270	02/27/06	2,493,030
595,000		Paccar Financial Corp	4.160	02/01/06	592,869
1,000,000		Paccar Financial Corp	4.210	02/07/06	995,833
1,000,000		Paccar Financial Corp	4.380	03/14/06	991,240
1,000,000	c	Park Avenue Receivables Corp	4.300	01/26/06	997,014
5,480,000	c	Park Avenue Receivables Corp	2.150	01/04/06	5,478,041
2,000,000	c	Pfizer Investment Capital plc	4.255	01/24/06	1,994,679
3,000,000	c	Preferred Receivables Funding	4.130	01/06/06	2,998,279
2,970,000	c	Preferred Receivables Funding	1.810	01/09/06	2,967,162
3,895,000	c	Private Export Funding Corp	4.170	02/07/06	3,878,307
3,000,000	c	Private Export Funding Corp	4.300	03/09/06	2,975,992
2,500,000	c	Procter & Gamble Co	4.020	01/17/06	2,495,642
2,000,000	c	Procter & Gamble Co	4.090	01/26/06	1,994,319
3,000,000		Rabobank Usa Financial Co	4.450	05/15/06	2,951,698
461,000	c	Ranger Funding Co LLC	4.075	01/17/06	460,165
2,875,000	c	Ranger Funding Co LLC	3.970	01/03/06	2,874,364
3,340,000	c	Ranger Funding Co LLC	4.190	01/05/06	3,338,426
2,850,000		Royal Bank of Scotland plc	4.200	01/31/06	2,840,025
3,000,000		Royal Bank of Scotland plc	4.290	02/06/06	2,987,130
1,215,000	c	Scaldis Capital LLC	3.890	01/25/06	1,211,582
1,225,000	c	Scaldis Capital LLC	4.220	01/30/06	1,220,836
1,318,000	c	Scaldis Capital LLC	4.270	02/16/06	1,310,809
2,000,000	c	Scaldis Capital LLC	4.200	02/03/06	1,992,300
3,000,000	c	Sheffield Receivables Corp	4.300	01/19/06	2,993,550
1,810,000		Shell International Finance BV	4.340	03/31/06	1,790,535
1,000,000	c	Sherwin-Williams Co	4.300	02/14/06	994,744
1,000,000	c	Sigma Finance, Inc	4.400	05/08/06	984,478
2,000,000		Societe Generale North America, Inc	4.340	02/22/06	1,987,820
910,000		Societe Generale North America, Inc	4.430	04/12/06	898,690
1,900,000		UBS Finance, (Delaware), Inc	1.670	01/18/06	1,896,205
600,000		UBS Finance, (Delaware), Inc	1.770	02/22/06	596,390
2,080,000		UBS Finance, (Delaware), Inc	1.830	02/28/06	2,065,423
2,360,000		UBS Finance, (Delaware), Inc	1.760	04/19/06	2,328,565
2,000,000	c	Variable Funding Capital Corp	4.000	01/05/06	1,999,111

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 2,140,000	c	Variable Funding Capital Corp	4.260	02/06/06	$2,130,884
1,523,000	c	Yorktown Capital, LLC	4.310	01/17/06	1,520,374

		TOTAL COMMERCIAL PAPER			185,984,238

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.63%
330,000		Federal Home Loan Bank Discount Notes	1.500	01/17/06	329,400
640,000		Federal Home Loan Bank Discount Notes	3.790	01/18/06	638,855
422,000		Federal Home Loan Bank Discount Notes	1.650	01/23/06	421,023
2,000,000		Federal Home Loan Bank Discount Notes	4.220	02/10/06	1,990,784
236,000		Fannie Mae Discount Notes	4.250	02/13/06	234,802
2,000,000		Fannie Mae Discount Notes	1.740	02/15/06	1,989,736

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,604,600

VARIABLE NOTES - 3.75%
5,000,000		Toyota Motor Credit Corp	4.300	10/10/06	4,999,892
3,000,000		U.S. Bancorp	4.491	09/29/06	3,000,069

		TOTAL VARIABLE NOTES			7,999,961

		TOTAL SHORT-TERM INVESTMENTS			213,943,858
		(Cost $213,943,858)

		TOTAL PORTFOLIO - 100.33%			213,943,858
		(Cost $213,943,858)

		OTHER ASSETS & LIABILITIES, NET - (0.33)%			(709,094)

		NET ASSETS - 100.00%			$213,234,764

	c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933,
		as amended.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement
		of investments. Note that the Funds use more specific industry categories in following their investment limitations
		on industry concentration.

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds as of December 31, 2005 (unaudited):

	Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

	Number of		Number of		Number of
	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares
Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds

TIAA-CREF Institutional Mutual Funds
Bond Fund - Institutional Class	208,012	0.14%	200,902	0.13%	108,597	0.07%
Growth Equity Fund - Institutional Class	198,288	1.11%	253,363	1.42%	169,964	0.96%
Inflation-Linked Bond Fund - Institutional Class	203,546	0.59%	196,961	0.57%	106,265	0.31%
International Equity Fund - Institutional Class	40,955	0.07%	53,159	0.09%	35,095	0.06%
Large-Cap Value Fund - Institutional Class	100,668	0.60%	129,041	0.77%	86,276	0.52%
Real Estate Securities Fund - Institutional Class	18,227	0.10%	23,521	0.13%	15,623	0.09%
Small-Cap Equity Fund - Institutional Class	16,132	0.20%	20,716	0.25%	13,828	0.17%

	Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

	Number of		Number of		Number of
	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares
Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds

TIAA-CREF Institutional Mutual Funds
Bond Fund - Institutional Class	102,977	0.07%	61,303	0.04%	45,615	0.03%
Growth Equity Fund - Institutional Class	199,338	1.12%	147,949	0.83%	141,528	0.80%
Inflation-Linked Bond Fund - Institutional Class	100,763	0.29%	59,983	0.17%	44,633	0.13%
International Equity Fund - Institutional Class	41,202	0.07%	31,299	0.05%	30,028	0.05%
Large-Cap Value Fund - Institutional Class	101,222	0.60%	75,480	0.45%	72,148	0.43%
Real Estate Securities Fund - Institutional Class	18,462	0.10%	14,054	0.08%	13,479	0.07%
Small-Cap Equity Fund - Institutional Class	16,226	0.20%	12,296	0.15%	11,736	0.14%

	Lifecycle 2040 Fund		All Lifecycle Funds

	Number of		Number of
	Shares held in	Percent of Total Shares	Shares held in	Percent of Total Shares
Funds	Funds	outstanding in the Funds	Funds	outstanding in the Funds

TIAA-CREF Institutional Mutual Funds
Bond Fund - Institutional Class	27,935	0.02%	755,341	0.49%
Growth Equity Fund - Institutional Class	118,759	0.67%	1,229,189	6.91%
Inflation-Linked Bond Fund - Institutional Class	27,291	0.08%	739,442	2.14%
International Equity Fund - Institutional Class	25,863	0.05%	257,601	0.45%
Large-Cap Value Fund - Institutional Class	60,510	0.36%	625,345	3.73%
Real Estate Securities Fund - Institutional Class	11,490	0.06%	114,856	0.63%
Small-Cap Equity Fund - Institutional Class	9,886	0.12%	100,820	1.23%

1

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 98.85%
208,012	TIAA-CREF Institutional Bond Fund	$2,088,440
198,288	TIAA-CREF Institutional Growth Equity Fund	1,415,780
203,546	TIAA-CREF Institutional Inflation-Linked Bond Fund	2,090,422
40,955	TIAA-CREF Institutional International Equity Fund	473,444
100,668	TIAA-CREF Institutional Large-Cap Value Fund	1,423,442
18,227	TIAA-CREF Institutional Real Estate Securities Fund	237,685
16,132	TIAA-CREF Institutional Small-Cap Equity Fund	236,009

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	7,965,222
	(Cost $8,068,190)

	TOTAL PORTFOLIO - 98.85%	7,965,222
	(Cost $8,068,190)

	OTHER ASSETS & LIABILITIES, NET - 1.15%	92,642

	NET ASSETS - 100.00%	$8,057,864

2

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.15%
200,902	TIAA-CREF Institutional Bond Fund	$2,017,052
253,363	TIAA-CREF Institutional Growth Equity Fund	1,809,013
196,961	TIAA-CREF Institutional Inflation-Linked Bond Fund	2,022,791
53,159	TIAA-CREF Institutional International Equity Fund	614,522
129,041	TIAA-CREF Institutional Large-Cap Value Fund	1,824,643
23,521	TIAA-CREF Institutional Real Estate Securities Fund	306,713
20,716	TIAA-CREF Institutional Small-Cap Equity Fund	303,079

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	8,897,813
	(Cost $9,011,716)

	TOTAL PORTFOLIO - 99.15%	8,897,813
	(Cost $9,011,716)

	OTHER ASSETS & LIABILITIES, NET - 0.85%	76,572

	NET ASSETS - 100.00%	$8,974,385

3

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 98.23%
108,597	TIAA-CREF Institutional Bond Fund	$1,090,317
169,964	TIAA-CREF Institutional Growth Equity Fund	1,213,546
106,265	TIAA-CREF Institutional Inflation-Linked Bond Fund	1,091,340
35,095	TIAA-CREF Institutional International Equity Fund	405,698
86,276	TIAA-CREF Institutional Large-Cap Value Fund	1,219,948
15,623	TIAA-CREF Institutional Real Estate Securities Fund	203,722
13,828	TIAA-CREF Institutional Small-Cap Equity Fund	202,311

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	5,426,882
	(Cost $5,449,548)

	TOTAL PORTFOLIO - 98.23%	5,426,882
	(Cost $5,449,548)

	OTHER ASSETS & LIABILITIES, NET - 1.77%	97,694

	NET ASSETS - 100.00%	$5,524,576

4

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 98.13%
102,977	TIAA-CREF Institutional Bond Fund	$1,033,893
199,338	TIAA-CREF Institutional Growth Equity Fund	1,423,276
100,763	TIAA-CREF Institutional Inflation-Linked Bond Fund	1,034,836
41,202	TIAA-CREF Institutional International Equity Fund	476,297
101,222	TIAA-CREF Institutional Large-Cap Value Fund	1,431,283
18,462	TIAA-CREF Institutional Real Estate Securities Fund	240,739
16,226	TIAA-CREF Institutional Small-Cap Equity Fund	237,391

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	5,877,715
	(Cost $5,882,136)

	TOTAL PORTFOLIO - 98.13%	5,877,715
	(Cost $5,882,136)

	OTHER ASSETS & LIABILITIES, NET - 1.87%	111,790

	NET ASSETS - 100.00%	$5,989,505

5

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 96.67%
61,303	TIAA-CREF Institutional Bond Fund	$615,482
147,949	TIAA-CREF Institutional Growth Equity Fund	1,056,353
59,983	TIAA-CREF Institutional Inflation-Linked Bond Fund	616,027
31,299	TIAA-CREF Institutional International Equity Fund	361,821
75,480	TIAA-CREF Institutional Large-Cap Value Fund	1,067,282
14,054	TIAA-CREF Institutional Real Estate Securities Fund	183,262
12,296	TIAA-CREF Institutional Small-Cap Equity Fund	179,890

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	4,080,117
	(Cost $4,044,456)

	TOTAL PORTFOLIO - 96.67%	4,080,117
	(Cost $4,044,456)

	OTHER ASSETS & LIABILITIES, NET - 3.33%	140,503

	NET ASSETS - 100.00%	$4,220,620

6

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005

SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 97.06%
45,615	TIAA-CREF Institutional Bond Fund	$457,970
141,528	TIAA-CREF Institutional Growth Equity Fund	1,010,509
44,633	TIAA-CREF Institutional Inflation-Linked Bond Fund	458,379
30,028	TIAA-CREF Institutional International Equity Fund	347,128
72,148	TIAA-CREF Institutional Large-Cap Value Fund	1,020,180
13,479	TIAA-CREF Institutional Real Estate Securities Fund	175,760
11,736	TIAA-CREF Institutional Small-Cap Equity Fund	171,703

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	3,641,629
	(Cost $3,589,368)

	TOTAL PORTFOLIO - 97.06%	3,641,629
	(Cost $3,589,368)

	OTHER ASSETS & LIABILITIES, NET - 2.94%	110,394

	NET ASSETS - 100.00%	$3,752,023

7

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2005
SHARES		VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 95.58%
27,935	TIAA-CREF Institutional Bond Fund	$280,467
118,759	TIAA-CREF Institutional Growth Equity Fund	847,940
27,291	TIAA-CREF Institutional Inflation-Linked Bond Fund	280,275
25,863	TIAA-CREF Institutional International Equity Fund	298,978
60,510	TIAA-CREF Institutional Large-Cap Value Fund	855,608
11,490	TIAA-CREF Institutional Real Estate Securities Fund	149,834
9,886	TIAA-CREF Institutional Small-Cap Equity Fund	144,625

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	2,857,727
	(Cost $2,811,245)

	TOTAL PORTFOLIO - 95.58%	2,857,727
	(Cost $2,811,245)

	OTHER ASSETS & LIABILITIES, NET - 4.42%	132,211

	NET ASSETS - 100.00%	$2,989,938

8

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date: February 28, 2006	By:	/s/Bertram L. Scott________________________
Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 28, 2006	By:	/s/Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: February 28, 2006	By:	/s/Russell Noles________________________
Russell Noles
Vice President and Acting Chief Financial
Officer, Teachers Insurance and Annuity
Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)